File No. 033-45961

File No. 811-06569

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 98	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 98	☒

IVY FUNDS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas	66202-4200
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 31, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

DECLARATION REQUIRED BY RULE 24f-2

The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2. Notice for the Registrant’s fiscal year ended March 31, 2014 was filed on June 25, 2014.

Prospectus

IVY FUNDS

JULY 31, 2014

Ticker
	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
DOMESTIC EQUITY FUNDS
Ivy Core Equity Fund	WCEAX	WCEBX	WTRCX	ICFEX	ICIEX	IYCEX	ICEQX	WCEYX
Ivy Dividend Opportunities Fund	IVDAX	IVDBX	IVDCX	IDIEX	IVDIX	IYDVX	IDOTX	IVDYX
Ivy Large Cap Growth Fund	WLGAX	WLGBX	WLGCX	ILCEX	IYGIX	WLGRX	ILGRX	WLGYX
Ivy Micro Cap Growth Fund	IGWAX	IGWBX	IGWCX		IGWIX	IYMRX	IMIGX	IGWYX
Ivy Mid Cap Growth Fund	WMGAX	WMGBX	WMGCX	IMCEX	IYMIX	WMGRX	IGRFX	WMGYX
Ivy Small Cap Growth Fund	WSGAX	WSGBX	WRGCX	ISGEX	IYSIX	WSGRX	IRGFX	WSCYX
Ivy Small Cap Value Fund	IYSAX	IYSBX	IYSCX		IVVIX	IYSMX	ISPVX	IYSYX
Ivy Tax-Managed Equity Fund	IYEAX	IYEBX	IYECX		WYTMX			IYEYX
Ivy Value Fund	IYVAX	IYVBX	IYVCX		IYAIX	IYVLX	IVALX	IYVYX

FIXED INCOME FUNDS
Ivy Bond Fund	IBOAX	IBOBX	IBOCX	IVBEX	IVBIX	IYBDX	IBNDX	IBOYX
Ivy Global Bond Fund	IVSAX	IVSBX	IVSCX		IVSIX	IYGOX	IVBDX	IVSYX
Ivy High Income Fund	WHIAX	WHIBX	WRHIX	IVHEX	IVHIX	IYHIX	IHIFX	WHIYX
Ivy Limited-Term Bond Fund	WLTAX	WLTBX	WLBCX	IVLEX	ILTIX	IYLTX	ILMDX	WLTYX
Ivy Municipal Bond Fund	WMBAX	WMBBX	WMBCX		IMBIX			WMBYX
Ivy Municipal High Income Fund	IYIAX	IYIBX	IYICX		WYMHX			IYIYX

GLOBAL/INTERNATIONAL FUNDS
Ivy Cundill Global Value Fund	ICDAX	ICDBX	ICDCX	ICVEX	ICVIX	IYCUX	ICNGX	ICDYX
Ivy Emerging Markets Equity Fund	IPOAX	IPOBX	IPOCX		IPOIX	IYPCX	IMEGX	IPOYX
Ivy European Opportunities Fund	IEOAX	IEOBX	IEOCX		IEOIX	IYEUX	IEURX	IEOYX
Ivy Global Equity Income Fund	IBIAX	IBIBX	IBICX		IBIIX	IYGEX	IICNX	IBIYX
Ivy Global Income Allocation Fund	IVBAX	IVBBX	IVBCX	IIBEX	IIBIX	IYGBX	ILIAX	IVBYX
Ivy International Core Equity Fund	IVIAX	IIFBX	IVIFX	IICEX	ICEIX	IYITX	IINCX	IVVYX
Ivy International Growth Fund	IVINX	IVIBX	IVNCX		IGIIX	IYIGX	ITGRX	IVIYX
Ivy Managed International Opportunities Fund	IVTAX	IVTBX	IVTCX		IVTIX	IYMGX		IVTYX

SPECIALTY FUNDS
Ivy Asset Strategy Fund	WASAX	WASBX	WASCX	IASEX	IVAEX	IASRX	IASTX	WASYX
Ivy Balanced Fund	IBNAX	IBNBX	IBNCX		IYBIX	IYBFX	IBARX	IBNYX
Ivy Energy Fund	IEYAX	IEYBX	IEYCX		IVEIX	IYEFX	IENRX	IEYYX
Ivy Global Natural Resources Fund	IGNAX	IGNBX	IGNCX	IGNEX	IGNIX	IGNRX	INRSX	IGNYX
Ivy Global Real Estate Fund	IREAX	IREBX	IRECX		IRESX	IRERX		IREYX
Ivy Global Risk-Managed Real Estate Fund	IVRAX	IVRBX	IVRCX		IVIRX	IVRRX		IVRYX
Ivy Real Estate Securities Fund	IRSAX	IRSBX	IRSCX	IREEX	IREIX	IRSRX	IRSEX	IRSYX
Ivy Science and Technology Fund	WSTAX	WSTBX	WSTCX	ISTEX	ISTIX	WSTRX	ISTNX	WSTYX

MONEY MARKET FUND
Ivy Money Market Fund	WRAXX	WRBXX	WRCXX	IVEXX

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

CONTENTS

SUMMARIES — DOMESTIC EQUITY FUNDS
3	Ivy Core Equity Fund
8	Ivy Dividend Opportunities Fund
13	Ivy Large Cap Growth Fund
18	Ivy Micro Cap Growth Fund
23	Ivy Mid Cap Growth Fund
27	Ivy Small Cap Growth Fund
32	Ivy Small Cap Value Fund
37	Ivy Tax-Managed Equity Fund
42	Ivy Value Fund

SUMMARIES — FIXED INCOME FUNDS
47	Ivy Bond Fund
52	Ivy Global Bond Fund
57	Ivy High Income Fund
63	Ivy Limited-Term Bond Fund
68	Ivy Municipal Bond Fund
73	Ivy Municipal High Income Fund

SUMMARIES — GLOBAL/INTERNATIONAL FUNDS
78	Ivy Cundill Global Value Fund
83	Ivy Emerging Markets Equity Fund
88	Ivy European Opportunities Fund
93	Ivy Global Equity Income Fund
98	Ivy Global Income Allocation Fund
104	Ivy International Core Equity Fund
109	Ivy International Growth Fund
114	Ivy Managed International Opportunities Fund

SUMMARIES — SPECIALTY FUNDS
119	Ivy Asset Strategy Fund
126	Ivy Balanced Fund
131	Ivy Energy Fund
136	Ivy Global Natural Resources Fund
142	Ivy Global Real Estate Fund
147	Ivy Global Risk-Managed Real Estate Fund
152	Ivy Real Estate Securities Fund
157	Ivy Science and Technology Fund

SUMMARY — MONEY MARKET FUND
162	Ivy Money Market Fund
166	Additional Information about Principal Investment Strategies, Other Investments and Risks

208	The Management of the Funds
208	Investment Adviser
208	Investment Subadvisers
209	Management Fee
210	Portfolio Management

215	Your Account
215	Choosing a Share Class
225	Ways to Set Up Your Account (for Class A, Class B and Class C Shares)
227	Ivy InvestEd Plan Account Registration
227	Pricing of Fund Shares
228	Buying Shares
230	Selling Shares
234	Exchange Privileges
237	Distributions and Taxes
241	Financial Highlights

2	Prospectus

Ivy Core Equity Fund

Objective

To seek to provide capital growth and appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		5.75%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.25%	0.42%	0.24%	0.56%	0.21%	0.30%	0.08%	0.21%
Total Annual Fund Operating Expenses	1.20%	2.12%	1.94%	1.51%	0.91%	1.50%	0.78%	1.16%
Fee Waiver and/or Expense Reimbursement[3]	0.05%	0.00%	0.00%	0.16%	0.07%	0.00%	0.00%	0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	2.12%	1.94%	1.35%	0.84%	1.50%	0.78%	0.84%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.15%, Class E shares at 1.35%, Class I shares at 0.84% and Class Y shares at 0.84%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$929	$1,192	$1,942
Class B Shares	615	964	1,239	2,217
Class C Shares	197	609	1,047	2,264

Domestic Equity Funds	Prospectus	3

	1 Year	3 Years	5 Years	10 Years
Class E Shares	$725	$1,070	$1,437	$2,460
Class I Shares	86	283	497	1,113
Class R Shares	153	474	818	1,791
Class R6 Shares	80	249	433	966
Class Y Shares	86	337	607	1,380

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$929	$1,192	$1,942
Class B Shares	215	664	1,139	2,217
Class C Shares	197	609	1,047	2,264
Class E Shares	725	1,070	1,437	2,460
Class I Shares	86	283	497	1,113
Class R Shares	153	474	818	1,791
Class R6 Shares	80	249	433	966
Class Y Shares	86	337	607	1,380

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Ivy Core Equity Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, primarily in common stocks of large capitalization companies that IICO believes have dominant market positions in their industries. Large capitalization companies typically are companies with market capitalizations of at least $10 billion at the time of acquisition. The Fund invests in securities that have the potential for capital appreciation, or that IICO expects to resist market decline. Although the Fund typically invests in securities issued by large capitalization companies, it may invest in securities issued by companies of any size. The Fund has the ability to invest in securities of companies across the valuation spectrum, including securities issued by growth and value companies.

IICO believes that long-term earnings power relative to market expectations is an important component for stock performance. IICO utilizes a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its securities-selection process, and seeks to exploit what it believes to be catalysts for multi-year earnings growth in companies that have strong or strengthening competitive advantages.

From a top-down perspective, IICO seeks to identify current trends or themes which indicate specific industries that have the potential to experience multi-year growth. IICO considers various thematic catalysts in its analysis, including major macro-economic and political forces, cyclical inflections, changes in consumer behavior and technology shifts. Once a trend or theme is identified, IICO seeks to invest in what it believes are dominant companies that will benefit from these trends or themes, including companies that IICO believes have long-term earnings potential greater than market expectations.

Through its bottom-up stock selection, IICO searches for companies for which it believes market expectations are too low with regard to the company’s ability to grow its business.

In selecting securities for the Fund, IICO may consider whether a company has new products to introduce, has undergone cost restructuring or a management change, or has improved its execution, among other factors.

The Fund typically holds a limited number of stocks (generally 40 to 50).

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. Among other factors, IICO considers whether, in its opinion, the security has fully appreciated according to IICO’s forecast, has ceased to offer the prospect of significant growth potential, has had its competitive barriers diminished, has seen its earnings catalyst lose its impact, or has performed below IICO’s expectations regarding the company’s long-term earnings potential. IICO also may sell a security to reduce the Fund’s holding in that

4	Prospectus	Domestic Equity Funds

security if that issuer’s competitive advantage has diminished or if the Fund’s portfolio managers lose conviction in a previously identified trend or theme, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

■

Holdings Risk. The Fund typically holds a limited number of stocks (generally 40 to 50). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Theme Risk. Because the Fund’s investment strategy incorporates the identification of themes, the Fund’s performance may suffer if IICO does not correctly identify such themes or if a theme develops in an unanticipated way.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value; such security’s value may decrease or such security may be appropriately priced.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Domestic Equity Funds	Prospectus	5

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown on the chart, the highest quarterly return was 17.42% (the third quarter of 2009) and the lowest quarterly return was -20.49% (the fourth quarter of 2008). The Class A return for the year through June 30, 2014 was 6.25%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	24.69%	17.11%	8.22%
Return After Taxes on Distributions	22.77%	16.50%	7.64%
Return After Taxes on Distributions and Sale of Fund Shares	15.92%	14.07%	6.87%
Class B
Return Before Taxes	26.94%	17.18%	7.80%
Class C
Return Before Taxes	31.17%	17.58%	8.03%
Class E (began on 04-02-2007)
Return Before Taxes	24.40%	17.07%	7.40%
Class I (began on 04-02-2007)
Return Before Taxes	32.69%	18.97%	9.01%
Class R (began on 12-19-2012)
Return Before Taxes	31.82%	N/A	30.78%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	32.73%	18.72%	9.07%

Indexes	1 Year	5 Years	10 Years
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
Lipper Large-Cap Core Funds Universe Average (net of fees and expenses)	31.34%	16.90%	6.98%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Managers

Erik R. Becker, Senior Vice President of IICO, and Gustaf C. Zinn, Senior Vice President of IICO, have both managed the Fund since February 2006.

6	Prospectus	Domestic Equity Funds

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Domestic Equity Funds	Prospectus	7

Ivy Dividend Opportunities Fund

Objective

To seek to provide total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		5.75%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.32%	0.35%	0.23%	0.71%	0.24%	0.34%	0.11%	0.24%
Total Annual Fund Operating Expenses	1.27%	2.05%	1.93%	1.66%	0.94%	1.54%	0.81%	1.19%
Fee Waiver and/or Expense Reimbursement[3,4]	0.00%	0.00%	0.00%	0.29%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27%	2.05%	1.93%	1.37%	0.94%	1.54%	0.81%	1.19%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class E shares at 1.37%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

8	Prospectus	Domestic Equity Funds

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$697	$955	$1,232	$2,021
Class B Shares	608	943	1,203	2,179
Class C Shares	196	606	1,042	2,254
Class E Shares	726	1,102	1,500	2,604
Class I Shares	96	300	520	1,155
Class R Shares	157	486	839	1,834
Class R6 Shares	83	259	450	1,002
Class Y Shares	121	378	654	1,443

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$697	$955	$1,232	$2,021
Class B Shares	208	643	1,103	2,179
Class C Shares	196	606	1,042	2,254
Class E Shares	726	1,102	1,500	2,604
Class I Shares	96	300	520	1,155
Class R Shares	157	486	839	1,834
Class R6 Shares	83	259	450	1,002
Class Y Shares	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Ivy Dividend Opportunities Fund seeks to achieve its objective by investing primarily in large capitalization companies that often are market leaders in their industry, with established operating records that IICO believes are high-quality companies that may accelerate or grow their dividend payout ratio and that also demonstrate favorable prospects for total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities. For this purpose, such securities consist primarily of dividend-paying common stocks. Although the Fund invests primarily in securities issued by large capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Fund typically holds a limited number of stocks (generally 50 to 65).

In selecting securities for the Fund, IICO seeks to invest in companies that it believes possess attractive business characteristics, are in a strong financial condition and/or are selling at attractive valuations, both on a relative and an absolute basis. The Fund primarily focuses on companies that have one or more of the following characteristics: high dividend yields that are, in the opinion of IICO, relatively safe; above-average dividend yields that IICO expects will continue and/or grow; below-average dividend yields that IICO expects could grow over the next few years; and no dividend yields where IICO believes the company has the ability to initiate a payment of dividends in the future. IICO also considers other factors, which may include the company’s: established operating history; competitive dividend yields; growth and profitability opportunities; return on capital; history of improving sales and profits; status as a market leader in its industry; and stock price value.

Although the Fund invests primarily in U.S. securities, it may invest up to 25% of its total assets in foreign securities. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

Generally, in determining whether to sell a security, IICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry or sector, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or its belief in the appreciation possibilities offered by individual securities. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Domestic Equity Funds	Prospectus	9

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend the company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as fixed-income investments become more attractive to investors. This risk may be greater due to the current period of historically low interest rates.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Holdings Risk. The Fund typically holds a limited number of stocks (generally 50 to 65). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

10	Prospectus	Domestic Equity Funds

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 14.85% (the second quarter of 2009) and the lowest quarterly return was -21.78% (the fourth quarter of 2008). The Class A return for the year through June 30, 2014 was 6.96%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	22.01%	12.72%	6.95%
Return After Taxes on Distributions	21.34%	12.43%	6.70%
Return After Taxes on Distributions and Sale of Fund Shares	13.24%	10.29%	5.72%
Class B
Return Before Taxes	24.42%	12.91%	6.61%
Class C
Return Before Taxes	28.55%	13.29%	6.79%
Class E (began on 04-02-2007)
Return Before Taxes	21.86%	12.69%	3.93%
Class I (began on 04-02-2007)
Return Before Taxes	29.88%	14.48%	5.40%
Class R (began on 12-19-2012)
Return Before Taxes	29.06%	N/A	27.54%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	29.54%	14.21%	7.73%

Indexes	1 Year	5 Years	10 Years
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	7.78%
Lipper Equity Income Funds Universe Average (net of fees and expenses)	27.74%	15.75%	7.64%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Domestic Equity Funds	Prospectus	11

Portfolio Manager

Cynthia P. Prince-Fox, Senior Vice President of IICO, has managed the Fund since July 2013.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

12	Prospectus	Domestic Equity Funds

Ivy Large Cap Growth Fund

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		5.75%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.26%	0.38%	0.22%	0.53%	0.20%	0.29%	0.06%	0.20%
Total Annual Fund Operating Expenses	1.19%	2.06%	1.90%	1.46%	0.88%	1.47%	0.74%	1.13%
Fee Waiver and/or Expense Reimbursement[3]	0.04%	0.00%	0.00%	0.31%	0.00%	0.00%	0.00%	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	2.06%	1.90%	1.15%	0.88%	1.47%	0.74%	1.06%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund’s Class A shares at 1.15%, Class E shares at 1.15%, Class I shares at 0.88%, and Class Y shares at 1.06%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$927	$1,188	$1,932
Class B Shares	609	946	1,208	2,166
Class C Shares	193	597	1,026	2,222
Class E Shares	705	1,041	1,399	2,396
Class I Shares	90	281	488	1,084
Class R Shares	150	465	803	1,757
Class R6 Shares	76	237	411	918
Class Y Shares	108	352	616	1,368

Domestic Equity Funds	Prospectus	13

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$927	$1,188	$1,932
Class B Shares	209	646	1,108	2,166
Class C Shares	193	597	1,026	2,222
Class E Shares	705	1,041	1,399	2,396
Class I Shares	90	281	488	1,084
Class R Shares	150	465	803	1,757
Class R6 Shares	76	237	411	918
Class Y Shares	108	352	616	1,368

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks issued by large-capitalization, growth-oriented companies with above-average levels of profitability and that IICO believes have the ability to sustain growth over the long term. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in large capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings IICO believes are likely to grow faster than the economy. The Fund seeks to generate solid returns while striving to protect against downside risks.

IICO primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks to invest in companies that it believes have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

IICO attempts to focus on companies operating in large, growing, addressable markets (generally, the total potential markets for their goods and services) whose competitive market position IICO believes will allow them to grow faster than the general economy. The key factors IICO typically analyzes consist of: a company’s brand equity, proprietary technology, economies of scale, strength of management, and level of competitive intensity; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers and competitors. The Fund typically holds a limited number of stocks (generally 45 to 60).

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

In general, IICO may sell a security when, in IICO’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. IICO also may sell a security if it believes that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry or sector of the issuer, loss by the company of its competitive position, and/or poor use of resources. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

14	Prospectus	Domestic Equity Funds

■

Holdings Risk. The Fund typically holds a limited number of stocks (generally 45 to 60), and the Fund’s portfolio managers also tend to invest a significant portion of the Fund’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities or if the Fund’s portfolio managers invested a greater portion of the Fund’s total assets in a larger number of stocks.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 15.91% (the third quarter of 2007) and the lowest quarterly return was -20.70% (the fourth quarter of 2008). The Class A return for the year through June 30, 2014 was 4.36%.

Domestic Equity Funds	Prospectus	15

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	27.77%	15.36%	7.42%
Return After Taxes on Distributions	24.50%	14.74%	7.12%
Return After Taxes on Distributions and Sale of Fund Shares	19.59%	12.65%	6.16%
Class B
Return Before Taxes	30.20%	15.35%	6.85%
Class C
Return Before Taxes	34.55%	15.80%	7.15%
Class E (began on 04-02-2007)
Return Before Taxes	27.80%	15.38%	7.20%
Class I (began on 04-02-2007)
Return Before Taxes	35.85%	17.04%	8.53%
Class R (began on 12-29-2005)
Return Before Taxes	35.05%	16.37%	7.15%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	35.66%	16.84%	8.20%

Indexes	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	7.83%
Lipper Large-Cap Growth Funds Universe Average (net of fees and expenses)	33.98%	19.01%	7.30%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Managers

Daniel P. Becker, Senior Vice President of IICO, has managed the Fund since June 2000, and Philip J. Sanders, Senior Vice President and Chief Investment Officer of IICO, has managed the Fund since June 2006.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

16	Prospectus	Domestic Equity Funds

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Domestic Equity Funds	Prospectus	17

Ivy Micro Cap Growth Fund

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.44%	0.64%	0.40%	0.28%	0.39%	0.15%	0.30%
Total Annual Fund Operating Expenses	1.64%	2.59%	2.35%	1.23%	1.84%	1.10%	1.50%
Fee Waiver and/or Expense Reimbursement[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.64%	2.59%	2.35%	1.23%	1.84%	1.10%	1.50%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$732	$1,063	$1,415	$2,407
Class B Shares	662	1,105	1,475	2,693
Class C Shares	238	733	1,255	2,686
Class I Shares	125	390	676	1,489
Class R Shares	187	579	995	2,159
Class R6 Shares	112	350	606	1,340
Class Y Shares	153	474	818	1,791

18	Prospectus	Domestic Equity Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$732	$1,063	$1,415	$2,407
Class B Shares	262	805	1,375	2,693
Class C Shares	238	733	1,255	2,686
Class I Shares	125	390	676	1,489
Class R Shares	187	579	995	2,159
Class R6 Shares	112	350	606	1,340
Class Y Shares	153	474	818	1,791

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

Ivy Micro Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of micro capitalization companies. Micro capitalization companies typically are companies with float-adjusted market capitalizations below $1 billion at the time of acquisition. A float-adjusted market capitalization includes only those shares that are available to the public for trading. The Fund primarily invests in common stock, which may include common stocks that are offered in initial public offerings (IPOs).

In selecting equity securities for the Fund, Wall Street Associates, LLC (WSA), the Fund’s investment subadviser, utilizes a bottom-up stock selection process and seeks to invest in securities of companies that it believes exhibit extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision.

Generally, in determining whether to sell a security, WSA uses the same type of analysis that it uses in buying securities. For example, WSA may sell a security if it believes that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when it believes there are more attractive investment opportunities, when WSA believes a company’s valuation has become unattractive relative to industry leaders and industry-specific metrics, to reduce the Fund’s holding in that security or its exposure to a particular sector, or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

■

Initial Public Offering Risk. Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant impact on the Fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs is also likely to decline as the Fund grows.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Management Risk. Fund performance is primarily dependent on WSA’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

Domestic Equity Funds	Prospectus	19

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Small Company Risk. Securities of small to micro capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector during market downturns. In some cases, there could be difficulties in selling securities of small to micro capitalization companies at the desired time.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indexes and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.33% (the fourth quarter of 2010) and the lowest quarterly return was -25.41% (the third quarter of 2011). The Class A return for the year through June 30, 2014 was -1.33%.

Average Annual Total Returns

as of December 31, 2013	1 Year	Life of Class
Class A (began on 02-17-2009)
Return Before Taxes	45.94%	25.52%
Return After Taxes on Distributions	44.03%	24.27%
Return After Taxes on Distributions and Sale of Fund Shares	28.17%	20.99%
Class B (began on 02-17-2009)
Return Before Taxes	49.30%	25.28%
Class C (began on 02-17-2009)
Return Before Taxes	53.75%	25.99%

20	Prospectus	Domestic Equity Funds

as of December 31, 2013	1 Year	Life of Class
Class I (began on 02-17-2009)
Return Before Taxes	55.61%	27.58%
Class R (began on 12-19-2012)
Return Before Taxes	54.64%	53.92%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A
Class Y (began on 02-17-2009)
Return Before Taxes	58.35%	27.66%

Indexes	1 Year	Life of Class
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on March 1, 2009)	43.30%	28.35%
Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on March 1, 2009)	52.84%	29.49%
Lipper Small-Cap Growth Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on March 1, 2009)	42.30%	27.54%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO) and subadvised by Wall Street Associates, LLC (WSA).

Portfolio Managers

The WSA investment team is primarily responsible for the day-to-day management of the Fund. The WSA investment team consists of Paul J. Ariano, Principal and Portfolio Manager of WSA, Paul K. LeCoq, Principal and Portfolio Manager of WSA, Luke A. Jacobson, Principal and Portfolio Manager of WSA, and Alexis C. Waadt, Principal and Portfolio Manager of WSA. They have each co-managed the Fund since its inception in February 2009, except for Mr. Jacobson, who became a co-manager in January 2012, and Ms. Waadt, who became a co-manager in January 2013.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Domestic Equity Funds	Prospectus	21

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

22	Prospectus	Domestic Equity Funds

Ivy Mid Cap Growth Fund

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		5.75%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.28%	0.29%	0.20%	0.65%	0.18%	0.28%	0.04%	0.17%
Total Annual Fund Operating Expenses	1.34%	2.10%	2.01%	1.71%	0.99%	1.59%	0.85%	1.23%
Fee Waiver and/or Expense Reimbursement[3,4]	0.03%	0.00%	0.00%	0.11%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%	2.10%	2.01%	1.60%	0.99%	1.59%	0.85%	1.23%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.31% and Class E shares at 1.60%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$701	$972	$1,264	$2,092
Class B Shares	613	958	1,229	2,237
Class C Shares	204	630	1,083	2,338

Domestic Equity Funds	Prospectus	23

	1 Year	3 Years	5 Years	10 Years
Class E Shares	$748	$1,133	$1,540	$2,670
Class I Shares	101	315	547	1,213
Class R Shares	162	502	866	1,889
Class R6 Shares	87	271	471	1,049
Class Y Shares	125	390	676	1,489

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$701	$972	$1,264	$2,092
Class B Shares	213	658	1,129	2,237
Class C Shares	204	630	1,083	2,338
Class E Shares	748	1,133	1,540	2,670
Class I Shares	101	315	547	1,213
Class R Shares	162	502	866	1,889
Class R6 Shares	87	271	471	1,049
Class Y Shares	125	390	676	1,489

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that IICO believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of mid-capitalization companies, which, for purposes of this Fund, typically are companies with market capitalizations within the range of companies in the Russell Midcap Growth Index at the time of acquisition. As of June 30, 2014, this range of market capitalizations was between approximately $1.6 billion and $29.9 billion.

In selecting securities for the Fund, IICO primarily emphasizes a bottom-up approach and focuses on companies it believes have strong growth profiles, profitability, attractive valuations and sound capital structures. IICO may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of IICO’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Generally, in determining whether to sell a security, IICO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies

24	Prospectus	Domestic Equity Funds

over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the securities of larger companies, and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 22.40% (the second quarter of 2009) and the lowest quarterly return was -23.36% (the fourth quarter of 2008). The Class A return for the year through June 30, 2014 was 3.75%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	22.23%	21.44%	10.29%
Return After Taxes on Distributions	21.03%	21.08%	10.12%
Return After Taxes on Distributions and Sale of Fund Shares	13.67%	17.72%	8.58%
Class B
Return Before Taxes	24.67%	21.67%	9.82%
Class C
Return Before Taxes	28.75%	22.05%	10.15%
Class E (began on 04-02-2007)
Return Before Taxes	21.87%	21.29%	8.65%
Class I (began on 04-02-2007)
Return Before Taxes	30.12%	23.38%	10.47%

Domestic Equity Funds	Prospectus	25

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class R (began on 12-29-2005)
Return Before Taxes	29.34%	22.68%	9.61%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	29.79%	23.18%	11.25%

Indexes	1 Year	5 Years	10 Years
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	35.74%	23.37%	9.77%
Lipper Mid-Cap Growth Funds Universe Average (net of fees and expenses)	35.49%	21.41%	8.95%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Kimberly A. Scott, Senior Vice President of IICO, has managed the Fund since February 2001.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

26	Prospectus	Domestic Equity Funds

Ivy Small Cap Growth Fund

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		5.75%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.33%	0.49%	0.23%	0.77%	0.21%	0.31%	0.07%	0.20%
Total Annual Fund Operating Expenses	1.43%	2.34%	2.08%	1.87%	1.06%	1.66%	0.92%	1.30%
Fee Waiver and/or Expense Reimbursement[3,4]	0.00%	0.00%	0.00%	0.31%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.43%	2.34%	2.08%	1.56%	1.06%	1.66%	0.92%	1.30%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class E shares at 1.56%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$712	$1,001	$1,312	$2,190
Class B Shares	637	1,030	1,350	2,449
Class C Shares	211	652	1,119	2,410

Domestic Equity Funds	Prospectus	27

	1 Year	3 Years	5 Years	10 Years
Class E Shares	$745	$1,161	$1,601	$2,816
Class I Shares	108	337	585	1,294
Class R Shares	169	523	902	1,965
Class R6 Shares	94	293	509	1,131
Class Y Shares	132	412	713	1,568

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$712	$1,001	$1,312	$2,190
Class B Shares	237	730	1,250	2,449
Class C Shares	211	652	1,119	2,410
Class E Shares	745	1,161	1,601	2,816
Class I Shares	108	337	585	1,294
Class R Shares	169	523	902	1,965
Class R6 Shares	94	293	509	1,131
Class Y Shares	132	412	713	1,568

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Ivy Small Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small capitalization companies. For purposes of this Fund, small capitalization companies typically are companies with market capitalizations within the range of companies in the Russell 2000 Growth Index at the time of acquisition. As of June 30, 2014, this range of market capitalizations was between approximately $143.1 million and $4.5 billion. The Fund emphasizes smaller companies positioned in new or emerging industries where IICO believes there is opportunity for higher growth than in established companies or industries. The Fund’s investments in equity securities may include common stocks that are offered in initial public offerings (IPOs).

In selecting securities for the Fund, IICO utilizes a bottom-up stock picking process that focuses on companies it believes have sustainable long-term growth potential with superior financial characteristics and, therefore, are believed by IICO to be of a higher quality than many other small capitalization companies. IICO may look at a number of factors regarding a company, such as: management that is aggressive, creative, strong and/or dedicated, technological or specialized expertise, new or unique products or services, entry into new or emerging industries, growth in earnings/growth in revenue and sales/positive cash flows, ROIC (return on invested capital), market share, barriers to entry, operating margins, rising returns on investment, and security size and liquidity.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it believes that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry or sector of the company. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

■

Initial Public Offering Risk. Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant impact on

28	Prospectus	Domestic Equity Funds

the Fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs is also likely to decline as the Fund grows.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Small Company Risk. Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 18.36% (the second quarter of 2009) and the lowest quarterly return was -22.83% (the fourth quarter of 2008). The Class A return for the year through June 30, 2014 was 1.64%.

Domestic Equity Funds	Prospectus	29

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	32.69%	22.89%	9.83%
Return After Taxes on Distributions	29.88%	22.13%	8.96%
Return After Taxes on Distributions and Sale of Fund Shares	21.68%	19.13%	8.25%
Class B
Return Before Taxes	35.43%	23.01%	9.39%
Class C
Return Before Taxes	39.91%	23.57%	9.75%
Class E (began on 04-02-2007)
Return Before Taxes	32.58%	22.89%	9.11%
Class I (began on 04-02-2007)
Return Before Taxes	41.36%	24.96%	10.98%
Class R (began on 12-29-2005)
Return Before Taxes	40.52%	24.24%	9.62%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	41.04%	24.62%	10.73%

Indexes	1 Year	5 Years	10 Years
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	43.30%	22.58%	9.41%
Lipper Small-Cap Growth Funds Universe Average (net of fees and expenses)	42.30%	22.40%	8.95%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Timothy J. Miller, Senior Vice President of IICO, has managed the Fund since April 2010.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

30	Prospectus	Domestic Equity Funds

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Domestic Equity Funds	Prospectus	31

Ivy Small Cap Value Fund

Objective

To seek to provide capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.47%	0.73%	0.40%	0.25%	0.35%	0.11%	0.23%
Acquired Fund Fees and Expenses[3]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses[4]	1.68%	2.69%	2.36%	1.21%	1.81%	1.07%	1.44%
Fee Waiver and/or Expense Reimbursement[5]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.68%	2.69%	2.36%	1.21%	1.81%	1.07%	1.44%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Acquired Fund Fees and Expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the business development companies (BDCs) in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each BDC for the BDC’s most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s NAV. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the Total Annual Fund Operating Expenses in the above table.

[4]

The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

[5]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

32	Prospectus	Domestic Equity Funds

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$736	$1,074	$1,435	$2,448
Class B Shares	672	1,135	1,525	2,778
Class C Shares	239	736	1,260	2,696
Class I Shares	123	384	665	1,466
Class R Shares	184	569	980	2,127
Class R6 Shares	109	340	590	1,306
Class Y Shares	147	456	787	1,724

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$736	$1,074	$1,435	$2,448
Class B Shares	272	835	1,425	2,778
Class C Shares	239	736	1,260	2,696
Class I Shares	123	384	665	1,466
Class R Shares	184	569	980	2,127
Class R6 Shares	109	340	590	1,306
Class Y Shares	147	456	787	1,724

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Ivy Small Cap Value Fund seeks to achieve its objective by investing primarily in various types of equity securities of small capitalization companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes are undervalued. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested, at the time of purchase, in common stocks of small capitalization companies. For purposes of this Fund, small capitalization companies typically are companies with market capitalizations within the range of companies in the Russell 2000 Value Index at the time of acquisition. As of June 30, 2014, this range of market capitalizations was between approximately $156.5 million and $4.4 billion. The Fund seeks to invest in stocks that IICO believes are undervalued stocks or those stocks trading at a significant discount relative to the intrinsic value of the company as estimated by IICO and/or are out of favor in the financial markets but have an intermediate to long-term favorable outlook for capital appreciation. These equity securities will consist primarily of common stocks, some of which may be offered in initial public offerings (IPOs).

To identify securities for the Fund, IICO primarily utilizes fundamental, bottom-up research while considering a top-down (assess the market and economic environment) and quantitative analysis. The estimated intrinsic value of companies is primarily determined by IICO based on cash flow generation, normalized earnings power and/or underlying asset values, but other valuation factors are also considered, such as price to earnings and price to book value. IICO also considers a company’s asset growth, changes in share count, and changes in working capital. The Fund emphasizes companies which may have an identifiable catalyst that IICO believes will help it achieve its estimated intrinsic value. In addition, IICO attempts to diversify the Fund’s holdings among sectors in an effort to manage risk and to limit excess volatility. The Fund typically holds a limited number of stocks (generally 45 to 65).

IICO typically will sell a stock when, in IICO’s opinion, it reaches an acceptable price relative to its estimated intrinsic value, its fundamental factors have changed or IICO has changed its estimated intrinsic value due to business performance that is below IICO’s expectations. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Domestic Equity Funds	Prospectus	33

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Holdings Risk. The Fund typically holds a limited number of stocks (generally 45 to 65). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.

■

Initial Public Offering Risk. Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant impact on the Fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs is also likely to decline as the Fund grows.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Small Company Risk. Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector during market downturns. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, such security’s value may decrease or such security may be appropriately priced.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

State Street Research & Management Company served as the investment subadviser for the Fund until January 31, 2005, when Blackrock Financial Management, Inc. became the Fund’s investment subadviser. From August 2006 to March 24, 2008, Blackrock Capital Management, Inc., an affiliate of Blackrock Financial Management, Inc., served as the Fund’s investment subadviser. On March 24, 2008, IICO, the Fund’s investment manager, assumed direct investment management responsibilities of the Fund’s portfolio.

34	Prospectus	Domestic Equity Funds

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 16.75% (the fourth quarter of 2010) and the lowest quarterly return was -22.37% (the third quarter of 2011). The Class A return for the year through June 30, 2014 was 6.02%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	25.15%	15.71%	7.43%
Return After Taxes on Distributions	21.05%	14.46%	6.11%
Return After Taxes on Distributions and Sale of Fund Shares	18.21%	13.04%	6.18%
Class B
Return Before Taxes	27.44%	15.66%	6.86%
Class C
Return Before Taxes	31.82%	16.22%	7.23%
Class I (began on 04-02-2007)
Return Before Taxes	33.42%	17.76%	7.20%
Class R (began on 12-19-2012)
Return Before Taxes	32.66	N/A	31.55%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	33.08%	17.44%	8.41%

Indexes	1 Year	5 Years	10 Years
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	34.52%	17.64%	8.61%
Lipper Small-Cap Value Funds Universe Average (net of fees and expenses)	36.59%	20.46%	9.24%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Christopher J. Parker, Vice President of IICO, has managed the Fund since September 2011.

Domestic Equity Funds	Prospectus	35

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

36	Prospectus	Domestic Equity Funds

Ivy Tax-Managed Equity Fund

Objective

To seek to provide growth of capital while minimizing taxable gains and income to shareholders.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None
Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses	0.53%	0.41%	0.44%	0.50%	0.51%
Total Annual Fund Operating Expenses	1.43%	2.06%	2.09%	1.15%	1.41%
Fee Waiver and/or Expense Reimbursement[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.43%	2.06%	2.09%	1.15%	1.41%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$712	$1,001	$1,312	$2,190
Class B Shares	609	946	1,208	2,228
Class C Shares	212	655	1,124	2,421
Class I Shares	117	365	633	1,398
Class Y Shares	144	446	771	1,691

Domestic Equity Funds	Prospectus	37

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$712	$1,001	$1,312	$2,190
Class B Shares	209	646	1,108	2,228
Class C Shares	212	655	1,124	2,421
Class I Shares	117	365	633	1,398
Class Y Shares	144	446	771	1,691

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Ivy Tax-Managed Equity Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, considers to be high in quality and attractive in their long-term investment potential. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. For this purpose, such equity securities consist primarily of common stocks. IICO seeks stocks of growth-oriented companies that it believes have above-average levels of profitability and the ability to sustain growth over the long term. While the Fund typically invests in the common stocks of large and mid capitalization companies, it has the flexibility to invest in companies of any size, any industry or any country in seeking to achieve its objective.

IICO manages the Fund using an investment strategy that is sensitive to the potential impact of Federal income tax on shareholders’ investment returns. While the Fund’s tax-sensitive investment strategy is intended to lead to lower distributions of net investment income and realized net capital gains than non-tax managed funds, it may not always achieve this goal.

IICO typically invests for the long term and primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that it believes have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

IICO attempts to focus on growth-oriented companies with sustainable competitive advantages that it believes will allow them to have more persistent growth over long periods of time. The key factors IICO typically analyzes may include a company’s brand equity, proprietary technology, economies of scale, level of intra- and inter-industry competition, operating margins and return on capital, threat of substitute products and the interaction and bargaining power between a company, its customers, suppliers and competitors. The Fund typically holds a limited number of stocks (generally 40 to 60).

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

When deciding to sell a security, IICO considers the negative tax impact of realizing a capital gain and, if applicable, the positive tax impact of realizing a capital loss. However, IICO may sell a security at a realized gain if it believes that the potential tax cost is outweighed by the risk of continuing to own the security, to reduce the Fund’s holding in that security, or to take advantage of what it believes are more attractive investment opportunities. In addition, redemptions by shareholders may force the Fund to sell securities at an inopportune time, potentially resulting in realized gains.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

38	Prospectus	Domestic Equity Funds

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

■

Holdings Risk. The Fund typically holds a limited number of stocks (generally 40 to 60). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the securities of larger companies, and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

■

Tax-Managed Strategy Risk. Tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non tax-managed mutual funds. Market conditions may limit the Fund’s ability to realize tax losses or to generate dividend income that is taxed at favorable Federal income tax rates. In addition, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to realize tax losses, which could result in losses that exceed any benefits of the tax-managed strategy. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulations. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are not tax-managed, there can be no assurance about the amount of taxable distributions to shareholders, particularly in market conditions where many companies that the Fund finds attractive possess high amounts of free cash flow.

Notwithstanding the Fund’s use of tax-management investment strategies, the Fund may have taxable income and may realize net capital gains from time to time. In addition, investors purchasing Fund shares when the Fund has large undistributed realized net capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund’s assets. Moreover, state or Federal tax laws or regulations may be amended at any time and may include changes to applicable tax rates or capital gain holding periods that may be adverse to the Fund’s shareholders.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

The performance information shown below prior to May 18, 2009 is the performance of the Class Y shares of Waddell & Reed Advisors Tax-Managed Equity Fund (“predecessor fund”), which reorganized as the Class I shares of Ivy Tax-Managed Equity Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses than the predecessor fund. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Tax-Managed Equity Fund for that time period. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to

Domestic Equity Funds	Prospectus	39

investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class I shares, which reflect the returns of Class Y shares of the predecessor fund for certain time periods. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 14.59% (the first quarter of 2012) and the lowest quarterly return was -19.20% (the fourth quarter of 2008). The Class I return for the year through June 30, 2014 was 5.83%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class I
Return Before Taxes	34.26%	16.74%	8.56%
Return After Taxes on Distributions	33.30%	16.55%	8.46%
Return After Taxes on Distributions and Sale of Fund Shares	20.52%	13.66%	7.05%
Class A (began on 05-18-2009)
Return Before Taxes	26.21%	N/A	15.00%
Class B (began on 05-18-2009)
Return Before Taxes	29.07%	N/A	15.53%
Class C (began on 05-18-2009)
Return Before Taxes	33.02%	N/A	15.74%
Class Y (began on 05-18-2009)
Return Before Taxes	34.00%	N/A	16.53%

Indexes	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	7.83%
Lipper Large-Cap Growth Funds Universe Average (net of fees and expenses)	33.98%	19.01%	7.30%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Sarah C. Ross, Vice President of IICO, has managed the Fund since May 2009.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

40	Prospectus	Domestic Equity Funds

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Domestic Equity Funds	Prospectus	41

Ivy Value Fund

Objective

To seek to provide capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.36%	0.47%	0.31%	0.29%	0.37%	0.14%	0.27%
Total Annual Fund Operating Expenses	1.31%	2.17%	2.01%	0.99%	1.57%	0.84%	1.22%
Fee Waiver and/or Expense Reimbursement[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%	2.17%	2.01%	0.99%	1.57%	0.84%	1.22%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$701	$966	$1,252	$2,063
Class B Shares	620	979	1,264	2,285
Class C Shares	204	630	1,083	2,338
Class I Shares	101	315	547	1,213
Class R Shares	160	496	855	1,867
Class R6 Shares	86	268	466	1,037
Class Y Shares	124	387	670	1,477

42	Prospectus	Domestic Equity Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$701	$966	$1,252	$2,063
Class B Shares	220	679	1,164	2,285
Class C Shares	204	630	1,083	2,338
Class I Shares	101	315	547	1,213
Class R Shares	160	496	855	1,867
Class R6 Shares	86	268	466	1,037
Class Y Shares	124	387	670	1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

Ivy Value Fund seeks to achieve its objective by investing in the common stocks of primarily large capitalization companies that IICO believes are undervalued, trading at a significant discount relative to the intrinsic value of the company as estimated by IICO and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund primarily invests in securities issued by large capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Fund seeks to be diversified across economic sectors in an effort to manage risk, and to limit excess volatility.

To identify securities for the Fund, IICO primarily utilizes fundamental, bottom-up research while considering top-down (assess the market environment) and quantitative analysis. The estimated intrinsic value of companies is primarily determined by IICO based on cash flow generation, but other valuation factors are also considered, such as price to earnings and price to book value. IICO also considers a company’s asset growth, changes in share count, and changes in working capital. The Fund emphasizes companies which may have a clearly identifiable catalyst that IICO believes will help the company achieve its estimated intrinsic value. The Fund typically holds a limited number of stocks (generally 35 to 45).

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

IICO typically will sell a stock when, in IICO’s opinion, it reaches an acceptable price, its fundamental characteristics have changed or it has performed below IICO’s expectations. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Holdings Risk. The Fund typically holds a limited number of stocks (generally 35 to 45). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not

Domestic Equity Funds	Prospectus	43

be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, such security’s value may decrease or such security may be appropriately priced.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 19.74% (the third quarter of 2009) and the lowest quarterly return was -19.75% (the third quarter of 2011). The Class A return for the year through June 30, 2014 was 6.18%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	26.69%	15.57%	6.60%
Return After Taxes on Distributions	25.43%	15.23%	6.25%
Return After Taxes on Distributions and Sale of Fund Shares	16.58%	12.70%	5.46%

44	Prospectus	Domestic Equity Funds

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class B
Return Before Taxes	29.22%	15.34%	6.00%
Class C
Return Before Taxes	33.54%	16.06%	6.35%
Class I (began on 04-02-2007)
Return Before Taxes	34.84%	17.53%	5.95%
Class R (began on 12-19-2012)
Return Before Taxes	34.06%	N/A	32.17%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	34.53%	17.23%	7.48

Indexes	1 Year	5 Years	10 Years
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.67%	7.58%
Lipper Large-Cap Value Funds Universe Average (net of fees and expenses)	32.27%	16.06%	6.74%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Matthew T. Norris, Senior Vice President of IICO, has managed the Fund (and its predecessor fund) since July 2003.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Domestic Equity Funds	Prospectus	45

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

46	Prospectus	Domestic Equity Funds

Ivy Bond Fund

Objective

To seek to provide current income consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		5.75%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.27%	0.46%	0.30%	0.58%	0.24%	0.33%	0.09%	0.23%
Total Annual Fund Operating Expenses	1.04%	1.98%	1.82%	1.35%	0.76%	1.35%	0.61%	1.00%
Fee Waiver and/or Expense Reimbursement[3,4]	0.00%	0.00%	0.00%	0.21%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%	1.98%	1.82%	1.14%	0.76%	1.35%	0.61%	1.00%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund’s Class E shares at 1.14%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Fixed Income Funds	Prospectus	47

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$675	$887	$1,116	$1,773
Class B Shares	601	921	1,168	2,063
Class C Shares	185	573	985	2,137
Class E Shares	705	1,019	1,353	2,288
Class I Shares	78	243	422	942
Class R Shares	137	428	739	1,624
Class R6 Shares	62	195	340	762
Class Y Shares	102	318	552	1,225

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$675	$887	$1,116	$1,773
Class B Shares	201	621	1,068	2,063
Class C Shares	185	573	985	2,137
Class E Shares	705	1,019	1,353	2,288
Class I Shares	78	243	422	942
Class R Shares	137	428	739	1,624
Class R6 Shares	62	195	340	762
Class Y Shares	102	318	552	1,225

Portfolio Turnover

The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 202% of the average value of its portfolio.

Principal Investment Strategies

Ivy Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in bonds (for this purpose, “bonds” includes any debt security with an initial maturity greater than one year). The Fund invests in a variety of primarily investment-grade debt securities (including bonds rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO, or Advantus Capital Management, Inc. (Advantus Capital), the Fund’s subadviser, to be of comparable quality). Debt securities in which the Fund may invest include corporate and mortgage-backed securities, asset-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities) and other debt obligations of U.S. banks. The Fund may invest in investment grade debt securities issued by both domestic and foreign companies in a variety of industries.

In selecting securities, Advantus Capital uses a bottom-up, fundamental approach by focusing on security selection and sector allocation. Advantus Capital also focuses on relative value trading among fixed-income securities, and considers factors such as security pricing, industry outlook, current and anticipated market and economic conditions, general levels of debt and issuer operations.

Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. Advantus Capital also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

48	Prospectus	Fixed Income Funds

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Extension Risk. A rise in interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage- or asset-backed securities, more slowly than expected, lengthening the average life of such securities. This could cause the value of such securities to be more volatile or decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

■

Frequent Trading Risk. The risk that frequent buying and selling of investments involve higher costs to the Fund and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short term capital gains. The payment of taxes on these gains could adversely affect a shareholder’s after tax return on their investment in the Fund. Any distributions resulting from such net gains will be considered ordinary income for Federal income tax purposes.

■	Income Risk. The risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Management Risk. Fund performance is primarily dependent on Advantus Capital’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk and extension risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, shortening the average lives of such securities, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Rising interest rates typically result in decreased prepayments and longer average lives of such securities. This could cause the value of such securities to be more volatile or to decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

Certain mortgage-backed securities are U.S. government securities. See U.S. Government Securities Risk for the risks of these types of securities. For non-U.S. government securities, there is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government or supported by the right of the issuer to borrow from the U.S. government.

■

Non-Agency Securities Risk. The risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include, but are not limited to, securities issued by non-government entities, asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

Fixed Income Funds	Prospectus	49

■

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

■

U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 6.62% (the third quarter of 2009) and the lowest quarterly return was -3.89% (the fourth quarter of 2008). The Class A return for the year through June 30, 2014 was 4.63%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	-6.64%	5.65%	3.01%
Return After Taxes on Distributions	-7.83%	4.29%	1.59%
Return After Taxes on Distributions and Sale of Fund Shares	-3.23%	4.22%	2.08%
Class B
Return Before Taxes	-5.73%	5.58%	2.46%
Class C
Return Before Taxes	-1.72%	6.12%	2.72%
Class E (began on 04-02-2007)
Return Before Taxes	-6.73%	5.61%	2.60%
Class I (began on 04-02-2007)
Return Before Taxes	-0.65%	7.27%	3.96%
Class R (began on 12-19-2012)
Return Before Taxes	-1.24%	N/A	-0.95%

50	Prospectus	Fixed Income Funds

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	-0.91%	6.99%	3.61%

Indexes	1 Year	5 Years	10 Years
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.55%
Lipper Corporate Debt Funds A Rated Universe Average (net of fees and expenses)	-1.64%	7.19%	4.61%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO) and subadvised by Advantus Capital Management, Inc. (Advantus Capital).

Portfolio Managers

Christopher R. Sebald, Chief Investment Officer and Executive Vice President of Advantus Capital, has managed the Fund (and its predecessor fund) since August 2003, Thomas B. Houghton, Vice President of Advantus Capital, has managed the Fund since April 2005 and David W. Land, Vice President of Advantus Capital, has managed the Fund since April 2005.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fixed Income Funds	Prospectus	51

Ivy Global Bond Fund

Objectives

To seek to provide a high level of current income. Capital appreciation is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.38%	0.48%	0.26%	0.27%	0.36%	0.12%	0.26%
Total Annual Fund Operating Expenses	1.25%	2.10%	1.88%	0.89%	1.48%	0.74%	1.13%
Fee Waiver and/or Expense Reimbursement[3]	0.26%	0.36%	0.14%	0.15%	0.00%	0.00%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%	1.74%	1.74%	0.74%	1.48%	0.74%	0.99%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees (for each Class except Class I) and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses as follows: Class A shares at 0.99%, Class B shares at 1.74%, Class C shares at 1.74%, Class I shares at 0.74% and Class Y shares at 0.99%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$670	$925	$1,198	$1,978
Class B Shares	577	923	1,196	2,185
Class C Shares	177	577	1,003	2,190
Class I Shares	76	269	478	1,082
Class R Shares	151	468	808	1,768
Class R6 Shares	76	237	411	918
Class Y Shares	101	345	609	1,362

52	Prospectus	Fixed Income Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$670	$925	$1,198	$1,978
Class B Shares	177	623	1,096	2,185
Class C Shares	177	577	1,003	2,190
Class I Shares	76	269	478	1,082
Class R Shares	151	468	808	1,768
Class R6 Shares	76	237	411	918
Class Y Shares	101	345	609	1,362

Portfolio Turnover

The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Ivy Global Bond Fund seeks to achieve its objectives by investing during normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of bonds of foreign and U.S. issuers. The Fund may invest in securities issued by foreign or U.S. governments and in securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), issued by foreign or U.S. companies of any size, including those in emerging markets. The Fund may invest up to 100% of its total assets in foreign securities and in securities denominated in currencies other than the U.S. dollar. The Fund may invest in securities of any maturity.

Under normal circumstances, the Fund invests at least 40% (or, if IICO deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

Although the Fund invests, primarily, in investment grade securities, it may invest up to 100% of its total assets in non-investment grade bonds, commonly called junk bonds, primarily of foreign issuers, that include bonds rated BB+ or lower by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Fund will only invest in non-investment grade securities if IICO deems the risks to be consistent with the Fund’s objectives. The Fund also may invest in equity securities of foreign and U.S. issuers to achieve income and/or its secondary objective of capital appreciation.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio, including: identifying fundamental global themes; country analysis (economic, legislative/judicial and demographic trends); credit analysis of the issuer (financial strength, cash flow, balance sheet, management, strategy and accounting); the maturity, quality, and denomination (U.S. dollar, euro, yen) of the issue; domicile and market share of the issuer; and analysis of the issuer’s profit history through various economic cycles.

Generally, in determining whether to sell a debt security, IICO continues to analyze the factors considered for buying the security. IICO also considers its assumptions regarding a company, an industry, the markets, an individual economy and/or the global economy. IICO may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objectives. These include:

■

Capital Repatriation Risk. The repatriation of capital with regard to investments made in certain securities or countries may be restricted during certain times from the date of such investments or even indefinitely. If IICO is unable to repatriate capital from the Fund’s investments, in whole or in part, this may have an adverse effect on the cash flows and/or performance of the Fund.

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

Fixed Income Funds	Prospectus	53

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Extension Risk. A rise in interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage- or asset-backed securities, more slowly than expected, lengthening the average life of such securities. This could cause the value of such securities to be more volatile or decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Sovereign debt instruments are also subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Fund may have limited recourse against the issuing government or agency.

■	Income Risk. The risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

■

Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and disproportionately may fall in price during times when the economy is weak or is expected to become weak.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

■

Small Company Risk. Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

54	Prospectus	Fixed Income Funds

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to those of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 4.49% (the second quarter of 2009) and the lowest quarterly return was -2.80% (the third quarter of 2011). The Class A return for the year through June 30, 2014 was 3.89%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	Life of Class
Class A (began on 04-04-2008)
Return Before Taxes	-4.18%	4.13%	2.67%
Return After Taxes on Distributions	-5.60%	2.76%	1.37%
Return After Taxes on Distributions and Sale of Fund Shares	-1.69%	3.07%	1.93%
Class B (began on 04-04-2008)
Return Before Taxes	-2.92%	4.42%	2.82%
Class C (began on 04-04-2008)
Return Before Taxes	1.00%	4.59%	2.97%
Class I (began on 04-04-2008)
Return Before Taxes	2.02%	5.64%	4.00%
Class R (began on 12-19-2012)
Return Before Taxes	1.17%	N/A	1.23%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y (began on 04-04-2008)
Return Before Taxes	1.66%	5.35%	3.74%

Indexes	1 Year	5 Years	Life of Class
Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on April 1, 2008)	-2.19%	4.36%	3.34%
Lipper Global Income Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on April 1, 2008)	-2.05%	6.60%	4.12%

Fixed Income Funds	Prospectus	55

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Mark G. Beischel, Senior Vice President and Global Director of Fixed Income of IICO, has managed the Fund since April 2008.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

56	Prospectus	Fixed Income Funds

Ivy High Income Fund

Objective

To seek to provide total return through a combination of high current income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		5.75%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.17%	0.17%	0.13%	0.51%	0.18%	0.27%	0.04%	0.18%
Total Annual Fund Operating Expenses	0.93%	1.68%	1.64%	1.27%	0.69%	1.28%	0.55%	0.94%
Fee Waiver and/or Expense Reimbursement[3,4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%	1.68%	1.64%	1.27%	0.69%	1.28%	0.55%	0.93%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund’s Class E shares at 1.36%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Fixed Income Funds	Prospectus	57

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$664	$854	$1,060	$1,652
Class B Shares	571	830	1,013	1,788
Class C Shares	167	517	892	1,944
Class E Shares	717	1,015	1,332	2,221
Class I Shares	70	221	384	859
Class R Shares	130	406	702	1,545
Class R6 Shares	56	176	307	689
Class Y Shares	95	299	519	1,154

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$664	$854	$1,060	$1,652
Class B Shares	171	530	913	1,788
Class C Shares	167	517	892	1,944
Class E Shares	717	1,015	1,332	2,221
Class I Shares	70	221	384	859
Class R Shares	130	406	702	1,545
Class R6 Shares	56	176	307	689
Class Y Shares	95	299	519	1,154

Portfolio Turnover

The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

Ivy High Income Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of U.S. and foreign issuers, the risks of which are, in the judgment of IICO consistent with the Fund’s objective. The Fund invests primarily in lower quality debt securities, which include debt securities rated BBB+ or lower by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in non-investment grade debt securities, commonly called junk bonds, which include debt securities rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality. Although IICO considers credit ratings in selecting investments for the Fund, IICO bases its investment decision for a particular instrument primarily on its own credit analysis and not on a NRSRO’s credit rating. IICO will consider, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. The Fund may invest in fixed-income securities of any maturity and in companies of any size.

The Fund may invest up to 100% of its total assets in foreign securities that are denominated in U.S. dollars or foreign currencies. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

The Fund may invest in private placements and other restricted securities.

IICO may look at a number of factors in selecting securities for the Fund, beginning with a primarily bottom-up analysis of a company’s fundamentals, including financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving credit

58	Prospectus	Fixed Income Funds

metrics, potential to improve credit standing, responsiveness to changes in interest rates and business conditions, strength of business model, and capital structure and future capital needs, and progressing to consideration of the current economic environment and industry fundamentals.

After IICO is comfortable with the business model of a company, it attempts to optimize the Fund’s risk/reward by investing in the debt portion of the capital structure that IICO believes to be most attractive, which may include secured and/or unsecured loans or floating rate notes, secured and/or unsecured high-yield bonds, and/or convertible securities trading well below their conversion values. For example, if IICO believes that market conditions are favorable for a particular type of fixed income instrument, such as high yield bonds, most or all of the fixed income instruments in which the Fund invests may be high yield bonds. Similarly, if IICO believes that market conditions are favorable for loans, most or all of the fixed income instruments in which the Fund invests may be loans.

Generally, in determining whether to sell a security, IICO considers the dynamics of an industry and/or company change or anticipated change, a change in strategy by a company, and/or a change in management’s consideration of its creditors. IICO also may sell a security if, in IICO’s opinion, the price of the security has risen to fully reflect the company’s improved creditworthiness and other investments with greater potential exist. IICO also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Extension Risk. A rise in interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage- or asset-backed securities, more slowly than expected, lengthening the average life of such securities. This could cause the value of such securities to be more volatile or decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■	Income Risk. The risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Loan Risk. In addition to the risks typically associated with fixed income securities, loans carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market.

With loan participations, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if the Fund could enforce its rights directly against the borrower.

■

Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the

Fixed Income Funds	Prospectus	59

debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and disproportionately may fall in price during times when the economy is weak or is expected to become weak.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Private Placements and Other Restricted Securities Risk. Restricted securities, which include private placements, are securities that are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale. The Fund could find it difficult to sell privately placed securities and other restricted securities when IICO believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value. At times, it also may be difficult to determine the fair value of such securities for purposes of computing the NAV of the Fund.

■

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown on the chart, the highest quarterly return was 16.35% (the second quarter of 2009) and the lowest quarterly return was -15.13% (the fourth quarter of 2008). The Class A return for the year through June 30, 2014 was 4.59%.

60	Prospectus	Fixed Income Funds

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	3.86%	16.79%	8.18%
Return After Taxes on Distributions	0.26%	12.78%	4.96%
Return After Taxes on Distributions and Sale of Fund Shares	3.80%	12.71%	5.65%
Class B
Return Before Taxes	5.36%	17.12%	7.85%
Class C
Return Before Taxes	9.42%	17.36%	8.02%
Class E (began on 04-02-2007)
Return Before Taxes	3.40%	16.39%	8.23%
Class I (began on 04-02-2007)
Return Before Taxes	10.47%	18.48%	10.06%
Class R (began on 12-19-2012)
Return Before Taxes	9.81%	N/A	9.71%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	10.20%	18.18%	8.93%

Indexes	1 Year	5 Years	10 Years
BofA Merrill Lynch US High Yield Index (reflects no deduction for fees, expenses or taxes)	7.42%	18.65%	8.46%
Lipper High Yield Funds Universe Average (net of fees and expenses)	6.82%	16.16%	7.21%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Chad A. Gunther, Vice President of IICO, has managed the Fund since July 2014.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Fixed Income Funds	Prospectus	61

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

62	Prospectus	Fixed Income Funds

Ivy Limited-Term Bond Fund

Objective

To seek to provide current income consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%		None		None		2.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.20%	0.32%	0.19%	0.33%	0.20%	0.30%	0.06%	0.21%
Total Annual Fund Operating Expenses	0.89%	1.76%	1.63%	1.02%	0.64%	1.24%	0.50%	0.90%
Fee Waiver and/or Expense Reimbursement[3,4]	0.00%	0.00%	0.00%	0.02%	0.00%	0.00%	0.00%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%	1.76%	1.63%	1.00%	0.64%	1.24%	0.50%	0.89%

[1]

For Class A and Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A and Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund’s Class E shares at 1.00%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$339	$527	$731	$1,319
Class B Shares	579	854	1,054	1,843
Class C Shares	166	514	887	1,933

Fixed Income Funds	Prospectus	63

	1 Year	3 Years	5 Years	10 Years
Class E Shares	$369	$625	$897	$1,665
Class I Shares	65	205	357	798
Class R Shares	126	393	681	1,500
Class R6 Shares	51	160	280	628
Class Y Shares	91	286	497	1,107

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$339	$527	$731	$1,319
Class B Shares	179	554	954	1,843
Class C Shares	166	514	887	1,933
Class E Shares	369	625	897	1,665
Class I Shares	65	205	357	798
Class R Shares	126	393	681	1,500
Class R6 Shares	51	160	280	628
Class Y Shares	91	286	497	1,107

Portfolio Turnover

The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Ivy Limited-Term Bond Fund seeks to achieve its objective by investing primarily in investment grade, U.S. dollar-denominated, debt securities of primarily U.S. issuers. The Fund may invest in U.S. government securities, corporate debt securities, mortgage-backed securities including collateralized mortgage obligations (CMOs) and other asset-backed securities. The Fund seeks to identify relative value opportunities between these sectors of the fixed-income market. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds with limited-term maturities; therefore, the Fund seeks to maintain a dollar-weighted average maturity of not less than two years and not more than five years. Although the Fund primarily invests in securities issued by large capitalization companies, it may invest in securities issued by companies of any size.

Investment grade debt securities include bonds rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio, beginning with a review of the broad economic and financial trends in the U.S. and world markets. This process aids in the determination of economic fundamentals, which leads to sector allocation. Within a sector, IICO typically considers the security’s current coupon, the maturity of the security, the relative value of the security based on historical yield information, the creditworthiness of the particular issuer (if not backed by the full faith and credit of the Treasury), and prepayment risks for mortgage-backed securities and other debt securities with call provisions.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. IICO also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.

The Fund may, from time to time, utilize derivative instruments, including Treasury futures contracts, Treasury swaps and options, for hedging purposes, to take a directional position on interest rates, to attempt to mitigate the impact of rising interest rates, or to manage or adjust the duration of its portfolio.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

64	Prospectus	Fixed Income Funds

■

Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Fund’s NAV and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset upon which the derivative’s value is based. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. When used for hedging, the change in value of the derivative also may not correlate specifically with the security or other risk being hedged. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.

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Extension Risk. A rise in interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage- or asset-backed securities, more slowly than expected, lengthening the average life of such securities. This could cause the value of such securities to be more volatile or decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

■	Income Risk. The risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security.

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Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

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Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

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Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

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Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

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Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk and extension risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, shortening the average lives of such securities, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Rising interest rates typically result in decreased prepayments and longer average lives of such securities. This could cause the value of such securities to be more volatile or to decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

Certain mortgage-backed securities are U.S. government securities. See U.S. Government Securities Risk for the risks of these types of securities. For non-U.S. government securities, there is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government or supported by the right of the issuer to borrow from the U.S. government.

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Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

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Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

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U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S.

Fixed Income Funds	Prospectus	65

government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown on the chart, the highest quarterly return was 4.52% (the fourth quarter of 2008) and the lowest quarterly return was -1.98% (the second quarter of 2013). The Class A return for the year through June 30, 2014 was 1.16%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	-3.21%	2.35%	3.06%
Return After Taxes on Distributions	-3.93%	1.48%	2.07%
Return After Taxes on Distributions and Sale of Fund Shares	-1.39%	1.76%	2.24%
Class B
Return Before Taxes	-5.48%	1.83%	2.44%
Class C
Return Before Taxes	-1.46%	2.12%	2.51%
Class E (began on 04-02-2007)
Return Before Taxes	-3.32%	2.29%	3.50%
Class I (began on 04-02-2007)
Return Before Taxes	-0.48%	3.13%	4.29%
Class R (began on 12-19-2012)
Return Before Taxes	-1.08%	N/A	-0.92%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	-0.73%	2.88%	3.39%

66	Prospectus	Fixed Income Funds

Indexes	1 Year	5 Years	10 Years
Barclays 1-5 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	0.28%	2.86%	3.41%
Lipper Short-Intermediate Investment Grade Debt Funds Universe Average (net of fees and expenses)	-0.20%	5.17%	3.50%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Mark Otterstrom, Senior Vice President of IICO, has managed the Fund since August 2008.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fixed Income Funds	Prospectus	67

Ivy Municipal Bond Fund

Objective

To seek to provide the level of current income consistent with preservation of capital and that is not subject to Federal income tax.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%		None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses	0.25%	0.27%	0.26%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.02%	1.79%	1.78%	0.81%	1.06%
Fee Waiver and/or Expense Reimbursement[3]	0.00%	0.00%	0.00%	0.00%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%	1.79%	1.78%	0.81%	1.02%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$525	$736	$964	$1,620
Class B Shares	582	863	1,070	1,903
Class C Shares	181	560	964	2,095
Class I Shares	83	259	450	1,002
Class Y Shares	104	333	581	1,291

68	Prospectus	Fixed Income Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$525	$736	$964	$1,620
Class B Shares	182	563	970	1,903
Class C Shares	181	560	964	2,095
Class I Shares	83	259	450	1,002
Class Y Shares	104	333	581	1,291

Portfolio Turnover

The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Ivy Municipal Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt municipal bonds, mainly of investment grade and of any maturity. Municipal bonds are obligations the interest on which is excludable from gross income for Federal income tax purposes, although a portion of such interest may be a tax preference item for purposes of the Federal alternative minimum tax (AMT) (Tax Preference Item). Investment grade debt securities include debt securities rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO), the Fund’s investment manager, to be of comparable quality.

The Fund diversifies its holdings between two main types of municipal bonds:

■	general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority

■

revenue bonds, which are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single-family home mortgages and student loan bonds that finance pools of student loans as well as bonds that finance charter schools. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.

IICO primarily utilizes a cautious top-down management style that de-emphasizes aggressive interest rate strategies. IICO attempts to enhance Fund performance by utilizing opportunities presented by the shape and slope of the yield curve, while typically striving to keep the overall Fund duration within a plus or minus twenty percent (20%) range relative to the Fund’s stated benchmark. As an overlay to this core strategy, IICO attempts to identify and capitalize on relative value opportunities that exist between sectors, states (including U.S. possessions), security structures and ratings categories. IICO monitors relative attractiveness to other taxable fixed-income asset classes, as well as municipal market supply/demand patterns and other technical factors, in seeking to identify opportunities for the Fund.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio. These include the security’s current coupon, the maturity, relative value and market yield of the security, the creditworthiness of the particular issuer or of the private company involved, the sector in which the security is identified, the structure of the security, including whether it has a call feature, and the state in which the security is issued.

IICO seeks to emphasize prudent diversification among sectors, states, security structures, position sizes and ratings categories, in an attempt to reduce overall portfolio risk and performance volatility as well as to emphasize capital preservation. However, the Fund may invest significantly in municipal bonds payable from revenues derived from similar projects, such as those in the health care sector.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

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Alternative Minimum Tax Risk. The Fund may invest in municipal bonds the interest on which (and, therefore, Fund dividends attributable to such interest) is a Tax Preference Item. If a Fund shareholder’s AMT liability increased as a result of such dividends, that would reduce the Fund’s after-tax return to the shareholder.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

Fixed Income Funds	Prospectus	69

■

Extension Risk. A rise in interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage- or asset-backed securities, more slowly than expected, lengthening the average life of such securities. This could cause the value of such securities to be more volatile or decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

■	Income Risk. The risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets, including the municipal bond market, and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Political, Legislative or Regulatory Risk. The municipal securities market generally or certain municipal securities in particular may be significantly affected by adverse political, legislative or regulatory changes or litigation at the Federal or state level.

■

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

■

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

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Taxability Risk. The Fund relies on the opinion of the issuer’s bond counsel that the interest paid on the issuer’s securities will not be subject to Federal income tax. However, after the Fund buys a security issued as paying tax-exempt interest, the Internal Revenue Service (IRS) may determine that interest on the security should, in fact, be taxable, in which event the dividends the Fund pays with respect to that interest would be subject to Federal income tax.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

The Class Y performance shown below from September 24, 2008 to October 8, 2009 is the performance of the Fund’s Class A shares. Class Y performance during these time periods has not been adjusted to reflect the Class Y expenses. If those expenses were reflected, the Class Y performance may differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

70	Prospectus	Fixed Income Funds

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown on the chart, the highest quarterly return was 8.06% (the third quarter of 2009) and the lowest quarterly return was -4.06% (the fourth quarter of 2010). The Class A return for the year through June 30, 2014 was 4.83%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	-7.37%	5.59%	3.37%
Return After Taxes on Distributions	-7.37%	5.59%	3.35%
Return After Taxes on Distributions and Sale of Fund Shares	-3.04%	5.19%	3.38%
Class B
Return Before Taxes	-7.76%	5.54%	3.01%
Class C
Return Before Taxes	-3.99%	5.72%	3.02%
Class I (began on 11-04-2009)
Return Before Taxes	-3.05%	N/A	4.50%
Class Y
Return Before Taxes	-3.27%	5.86%	3.30%

Indexes	1 Year	5 Years	10 Years
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	-2.55%	6.34%	4.33%
Lipper General & Insured Municipal Debt Funds Universe Average (net of fees and expenses)	-4.09%	6.59%	3.45%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Bryan J. Bailey, Senior Vice President of IICO, has managed the Fund since August 2008 and previously managed the Fund from June 2000 to March 2007.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Fixed Income Funds	Prospectus	71

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

Dividends paid from interest on municipal securities are excludable from gross income for Federal income tax purposes. Dividends that are derived from interest paid on certain PABs may be a Tax Preference Item and, therefore, increase your AMT liability, if you are subject to the AMT. Distributions from sources other than tax-exempt interest generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two. The tax treatment of distributions is the same whether they are taken in cash or reinvested in Fund shares.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

72	Prospectus	Fixed Income Funds

Ivy Municipal High Income Fund

Objective

To seek to provide a high level of current income that is not subject to Federal income tax.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%		None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses	0.13%	0.16%	0.12%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.87%	1.65%	1.61%	0.70%	0.95%
Fee Waiver and/or Expense Reimbursement[3]	0.00%	0.00%	0.00%	0.00%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%	1.65%	1.61%	0.70%	0.87%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$510	$691	$887	$1,452
Class B Shares	568	820	997	1,746
Class C Shares	164	508	876	1,911
Class I Shares	72	224	390	871
Class Y Shares	89	295	518	1,159

Fixed Income Funds	Prospectus	73

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$510	$691	$887	$1,452
Class B Shares	168	520	897	1,746
Class C Shares	164	508	876	1,911
Class I Shares	72	224	390	871
Class Y Shares	89	295	518	1,159

Portfolio Turnover

The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Ivy Municipal High Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of tax-exempt municipal bonds. Municipal bonds are obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam), the interest on which is excludable from gross income for Federal income tax purposes, although a significant portion of such interest may be a tax preference item for purposes of the Federal alternative minimum tax (AMT) (Tax Preference Item).

The Fund typically invests in medium- and lower-quality bonds that include bonds rated BBB+ or lower by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality, including non-investment grade debt securities, commonly called junk bonds, typically rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in non-investment grade bonds. Although IICO considers credit ratings in selecting investments for the Fund, IICO bases its investment decision for a particular instrument primarily on its own credit analysis and not on a NRSRO’s credit rating. IICO will consider, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage.

IICO’s view on interest rates largely determines the desired duration of the Fund’s holdings and how to structure the portfolio to achieve a duration target. In current market conditions, the Fund invests substantially in municipal bonds with remaining maturities of 10 to 30 years.

The Fund may invest in higher-quality municipal bonds at times when yield spreads are narrow and IICO believes that the higher yields do not justify the increased risk, and/or when, in the opinion of IICO, there is a lack of medium- and lower-quality bonds in which to invest.

IICO typically conducts a macro-economic analysis in conjunction with its security selection, and it may look at a number of factors in selecting individual securities for the Fund’s portfolio. These include the security’s current coupon, the maturity, relative value and market yield of the security, the creditworthiness of the particular issuer or of the private company involved, the sector in which the security is identified, the structure of the security, including whether it has a call feature, and the state in which the security is issued.

The Fund primarily invests in revenue bonds: revenue bonds are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single-family home mortgages and student loan bonds that finance pools of student loans, as well as bonds that finance charter schools. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.

The Fund may invest significantly in PABs in general, in revenue bonds payable from revenues derived from similar projects, such as those in the health care, life care, education and special tax sectors, and in municipal bonds of issuers located in the same geographic area.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund, including consideration of the security’s current credit quality. Additionally, IICO may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

74	Prospectus	Fixed Income Funds

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Alternative Minimum Tax Risk. The Fund may invest in municipal bonds the interest on which (and, therefore, Fund dividends attributable to such interest) is a Tax Preference Item. If a Fund shareholder’s AMT liability increased as a result of such dividends, that would reduce the Fund’s after-tax return to the shareholder.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Extension Risk. A rise in interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage- or asset-backed securities, more slowly than expected, lengthening the average life of such securities. This could cause the value of such securities to be more volatile or decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

■	Income Risk. The risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and disproportionately may fall in price during times when the economy is weak or is expected to become weak.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets, including the municipal bond market, and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Political, Legislative or Regulatory Risk. The municipal securities market generally or certain municipal securities in particular may be significantly affected by adverse political, legislative or regulatory changes or litigation at the Federal or state level.

■

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

■

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

■

Taxability Risk. The Fund relies on the opinion of the issuer’s bond counsel that the interest paid on the issuer’s securities will not be subject to Federal income tax. However, after the Fund buys a security issued as paying tax-exempt interest, the Internal Revenue Service (IRS) may determine that interest on the security should, in fact, be taxable, in which event the dividends the Fund pays with respect to that interest would be subject to Federal income tax.

Fixed Income Funds	Prospectus	75

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

The performance information shown below prior to May 18, 2009 is the performance of the Class Y shares of Waddell & Reed Advisors Municipal High Income Fund (“predecessor fund”), which reorganized as the Class I shares of Ivy Municipal High Income Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses than the predecessor fund. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Municipal High Income Fund for that time period. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class I shares, which reflect the returns of Class Y shares of the predecessor fund for certain time periods. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 12.98% (the third quarter of 2009) and the lowest quarterly return was -14.05% (the fourth quarter of 2008). The Class I return for the year through June 30, 2014 was 8.18%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class I
Return Before Taxes	-6.03%	10.54%	5.24%
Return After Taxes on Distributions	-6.15%	10.31%	4.57%
Return After Taxes on Distributions and Sale of Fund Shares	-1.44%	9.46%	4.71%
Class A (began on 05-18-2009)
Return Before Taxes	-10.17%	N/A	7.17%
Class B (began on 05-18-2009)
Return Before Taxes	-10.50%	N/A	6.98%
Class C (began on 05-18-2009)
Return Before Taxes	-6.88%	N/A	7.35%
Class Y (began on 05-18-2009)
Return Before Taxes	-6.18%	N/A	7.91%

Indexes	1 Year	5 Years	10 Years
Barclays Municipal High Yield Index (reflects no deduction for fees, expenses or taxes)	-5.51%	11.78%	5.16%
Lipper High Yield Municipal Debt Funds Universe Average (net of fees and expenses)	-6.16%	9.91%	3.51%

76	Prospectus	Fixed Income Funds

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Michael J. Walls, Senior Vice President of IICO, has managed the Fund since May 2009.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

Dividends paid from interest on municipal securities are excludable from gross income for Federal income tax purposes. Dividends that are derived from interest paid on certain PABs may be a Tax Preference Item and, therefore, increase your AMT liability, if you are subject to the AMT. Distributions from sources other than tax-exempt interest generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two. The tax treatment of distributions is the same whether they are taken in cash or reinvested in Fund shares.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fixed Income Funds	Prospectus	77

Ivy Cundill Global Value Fund

Objective

To seek to provide capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		5.75%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]	None	None	None	None
Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.50%	0.86%	0.36%	0.83%	0.28%	0.36%	0.13%	0.24%
Total Annual Fund Operating Expenses	1.75%	2.86%	2.36%	2.08%	1.28%	1.86%	1.13%	1.49%
Fee Waiver and/or Expense Reimbursement[3,4,5]	0.14%	0.14%	0.14%	0.49%	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.61%	2.72%	2.22%	1.59%	1.14%	1.72%	0.99%	1.35%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, has contractually agreed to reduce the management fee paid by the Fund by an annual rate of 0.14% of average daily net assets. Prior to that date, the reduction may not be terminated by IICO or the Board of Trustees.

[4]

Through July 31, 2015, IICO, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class E shares at 1.59%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[5]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

78	Prospectus	Global/International Funds

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one-year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$729	$1,082	$1,457	$2,508
Class B Shares	675	1,173	1,596	2,911
Class C Shares	225	723	1,248	2,685
Class E Shares	747	1,205	1,687	3,010
Class I Shares	116	392	689	1,533
Class R Shares	175	571	993	2,168
Class R6 Shares	101	345	609	1,362
Class Y Shares	137	457	800	1,768

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$729	$1,082	$1,457	$2,508
Class B Shares	275	873	1,496	2,911
Class C Shares	225	723	1,248	2,685
Class E Shares	747	1,205	1,687	3,010
Class I Shares	116	392	689	1,533
Class R Shares	175	571	993	2,168
Class R6 Shares	101	345	609	1,362
Class Y Shares	137	457	800	1,768

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

Ivy Cundill Global Value Fund invests primarily in equity securities of issuers located throughout the world, including emerging market countries, which Mackenzie Financial Corporation (Mackenzie), the Fund’s investment subadviser, believes are trading below their estimated “intrinsic value.” Mackenzie’s Cundill investment team is responsible for the management of the Fund using investment management techniques developed by the late Peter Cundill and based on analytical techniques originally developed by Benjamin Graham, including adherence to a deep value “Contrarian” style of investing. The Fund may invest in issuers located in any country, in a company of any size and in issuers of any industry. The Fund may invest up to 100% of its total assets in foreign securities. The Fund typically invests in equity securities, but Mackenzie looks at all levels of the capital structure to find what it believes is the best value. The Fund may invest up to 20% of its total assets in “distressed debt,” which are fixed income non-investment grade securities of distressed issuers. The Fund typically holds a limited number of stocks (generally 20 to 50).

“Intrinsic value” is the perceived realizable market value, determined through Mackenzie’s analysis of the companies’ financial statements (and includes factors such as financial capacity on the balance sheet, earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value). Mackenzie utilizes a bottom-up, fundamental research driven approach in its selection of securities for the Fund and maintains a global focus with no index, sector, or country allocation constraints.

Under normal circumstances, the Fund invests at least 40% (or, if Mackenzie deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies.

Global/International Funds	Prospectus	79

A security typically is sold when Mackenzie determines that its target value has been reached, or when a security’s price declines to the point that the investment has become unattractive. Moreover, Mackenzie may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Holdings Risk. The Fund typically holds a limited number of stocks (generally 20 to 50), and the Fund’s portfolio manager also tends to invest a significant portion of the Fund’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities or if the Fund’s portfolio manager invested a greater portion of the Fund’s total assets in a larger number of stocks.

■

Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and disproportionately may fall in price during times when the economy is weak or is expected to become weak.

■

Management Risk. Fund performance is primarily dependent on Mackenzie’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of Mackenzie, undervalued. The value of a security believed by Mackenzie to be undervalued may never reach what is believed to be its full value, such security’s value may decrease or such security may be appropriately priced.

80	Prospectus	Global/International Funds

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indexes and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.54% (the first quarter of 2012) and the lowest quarterly return was -19.75% (the third quarter of 2011). The Class A return for the year through June 30, 2014 was 2.95%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	24.49%	12.52%	6.26%
Return After Taxes on Distributions	24.47%	12.49%	5.85%
Return After Taxes on Distributions and Sale of Fund Shares	13.88%	10.04%	5.14%
Class B
Return Before Taxes	26.68%	12.62%	5.90%
Class C
Return Before Taxes	31.30%	13.22%	6.24%
Class E (began on 04-02-2007)
Return Before Taxes	24.62%	12.78%	2.36%
Class I (began on 04-02-2007)
Return Before Taxes	32.82%	14.51%	3.84%
Class R (began on 12-19-2012)
Return Before Taxes	31.96%	N/A	30.52%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	32.38%	14.48%	7.44%

Global/International Funds	Prospectus	81

Indexes	1 Year	5 Years	10 Years
MSCI ACWI Value Index (net of fees and expenses) (The Fund’s benchmark changed from MSCI World Index, effective May 2014. IICO believes that the MSCI ACWI Value Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	22.43%	13.73%	7.00%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	26.68%	15.02%	6.98%
Lipper Global Multi-Cap Value Funds Universe Average (net of fees and expenses)	25.80%	14.54%	6.56%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO) and subadvised by Mackenzie Financial Corporation (Mackenzie).

Portfolio Manager

Andrew Massie, Senior Vice President, Investments, and Portfolio Manager for Mackenzie, has managed the Fund since December 2007.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

82	Prospectus	Global/International Funds

Ivy Emerging Markets Equity Fund

(formerly, Ivy Pacific Opportunities Fund)

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.51%	1.03%	0.50%	0.25%	0.36%	0.12%	0.25%
Total Annual Fund Operating Expenses	1.71%	2.98%	2.45%	1.20%	1.81%	1.07%	1.45%
Fee Waiver and/or Expense Reimbursement[3,4]	0.21%	0.48%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%	2.50%	2.45%	1.20%	1.81%	1.07%	1.45%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Through July 31, 2016, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.50% and Class B shares at 2.50%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the periods indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$719	$1,043	$1,412	$2,444
Class B Shares	653	1,129	1,581	2,927
Class C Shares	248	764	1,306	2,786

Global/International Funds	Prospectus	83

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$122	$381	$660	$1,455
Class R Shares	184	569	980	2,127
Class R6 Shares	109	340	590	1,306
Class Y Shares	148	459	792	1,735

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$719	$1,043	$1,412	$2,444
Class B Shares	253	829	1,481	2,927
Class C Shares	248	764	1,306	2,786
Class I Shares	122	381	660	1,455
Class R Shares	184	569	980	2,127
Class R6 Shares	109	340	590	1,306
Class Y Shares	148	459	792	1,735

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.

Principal Investment Strategies

Ivy Emerging Markets Equity Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, primarily common stock, of companies (i) from countries considered to be emerging market countries or (ii) that are economically linked to emerging market countries. Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. Ivy Investment Management Company (IICO), the Fund’s investment manager, has broad discretion to identify other countries that it considers to qualify as emerging market countries. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. The Fund may invest in companies of any size and market capitalization and in companies in any industry. The issuer of a security or other investment is generally deemed to be economically linked to a particular country if: (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (e) the issuer has 50% or more of its assets in that country; or (f) the issuer is included in an index which is representative of that country.

The Fund may invest up to 100% of its total assets in foreign securities. Subject to the 80% policy noted above, the Fund also may invest in companies that are not located in, or economically linked to, emerging market countries: (1) if the Fund’s portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging market countries; and/or (3) if the portfolio managers believe there is the potential for significant benefit to the Fund.

IICO utilizes a top-down approach of worldwide analysis in an effort to identify what it believes are the best emerging market countries and sectors for growth, and balances the top-down analysis with a bottom-up stock selection process in an effort to identify stocks that it believes may outperform that market over a one to three year time period and are best positioned to maximize their competitive advantage. IICO uses an investment approach that focuses on analyzing a company’s financial statements and taking advantage of what it believes are overvalued or undervalued emerging markets.

In determining whether to sell a security, IICO generally considers whether the security has failed to meet its growth expectations, whether its valuation has exceeded its target, or whether it has lost confidence in management. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

84	Prospectus	Global/International Funds

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Capital Repatriation Risk. The repatriation of capital with regard to investments made in certain securities or countries may be restricted during certain times from the date of such investments or even indefinitely. If IICO is unable to repatriate capital from the Fund’s investments, in whole or in part, this may have an adverse effect on the cash flows and/or performance of the Fund.

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired result and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the securities of larger companies, and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

■

Small Company Risk. Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector during market downturns. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Global/International Funds	Prospectus	85

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indexes and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Effective February 11, 2014, the name of the Fund was changed from Ivy Pacific Opportunities Fund to Ivy Emerging Markets Equity Fund, and its strategy was changed to reflect a concentration in emerging markets equity securities. Performance prior to such time reflects the Fund’s former strategy to invest in Pacific region equity securities, and the performance may have differed if the current strategy had been in place.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 39.62% (the second quarter of 2009) and the lowest quarterly return was -26.75% (the third quarter of 2011). The Class A return for the year through June 30, 2014 was 1.67%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	3.11%	12.04%	9.12%
Return After Taxes on Distributions	2.98%	11.84%	8.21%
Return After Taxes on Distributions and Sale of Fund Shares	1.92%	9.74%	7.51%
Class B
Return Before Taxes	3.96%	11.91%	8.58%
Class C
Return Before Taxes	8.52%	12.53%	8.93%
Class I (began on 04-02-2007)
Return Before Taxes	9.96%	13.96%	4.59%
Class R (began on 12-19-2012)
Return Before Taxes	9.28%	N/A	10.69%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	9.70%	13.68%	10.07%

86	Prospectus	Global/International Funds

Indexes	1 Year	5 Years	10 Years
MSCI AC Asia Ex Japan Index (reflects no deduction for fees, expenses or other taxes)	3.07%	16.51%	10.64%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or other taxes) (The Fund’s benchmark changed from MSCI AC Asia Ex Japan Index, effective February 2014. IICO believes that the MSCI Emerging Markets Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests and pursuant to the change in the Fund’s strategy described above.)	-2.60%	14.79%	11.17%
Lipper Emerging Markets Funds Universe Average (net of fees and expenses)	-0.14%	14.21%	10.34%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Managers

Frederick Jiang, Senior Vice President of IICO, has managed the Fund since February 2004, and Jonas Krumplys, Vice President of IICO, has managed the Fund since March 2014.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Global/International Funds	Prospectus	87

Ivy European Opportunities Fund

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.61%	1.01%	0.47%	0.29%	0.39%	0.16%	0.31%
Total Annual Fund Operating Expenses	1.76%	2.91%	2.37%	1.19%	1.79%	1.06%	1.46%
Fee Waiver and/or Expense Reimbursement[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.76%	2.91%	2.37%	1.19%	1.79%	1.06%	1.46%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$744	$1,097	$1,474	$2,529
Class B Shares	694	1,201	1,633	2,961
Class C Shares	240	739	1,265	2,706
Class I Shares	121	378	654	1,443
Class R Shares	182	563	970	2,105
Class R6 Shares	108	337	585	1,294
Class Y Shares	149	462	797	1,746

88	Prospectus	Global/International Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$744	$1,097	$1,474	$2,529
Class B Shares	294	901	1,533	2,961
Class C Shares	240	739	1,265	2,706
Class I Shares	121	378	654	1,443
Class R Shares	182	563	970	2,105
Class R6 Shares	108	337	585	1,294
Class Y Shares	149	462	797	1,746

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies

Ivy European Opportunities Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of European companies. While the Fund tends to favor securities issued by large capitalization European companies, it may invest in securities issued by European companies of any size that provide investment opportunities. The Fund typically invests in companies located in the more developed markets of Europe, but also may, to a lesser extent, invest in issuers located or doing business in European countries with new or comparatively underdeveloped economies. The Fund may invest up to 100% of its total assets in foreign securities.

In selecting securities for the Fund, Ivy Investment Management Company (IICO), the Fund’s investment manager, combines a top-down, macro approach with a bottom-up stock selection process, using a combination of industry dynamics, country analysis and individual stock selection in comprising the portfolio. It seeks to determine the most appropriate sectors and geographies to benefit from its top-down analysis and generally selects companies based on an analysis of a wide range of fundamental factors, including: valuation, earnings growth, cash generation, balance sheet strength, competitive advantage, sustainable growth rate, as well as factors such as market position, strategic outlook and management strength.

Generally, in determining whether to sell a security, IICO chooses to do so when it believes that the security’s valuation has exceeded its target, or IICO loses confidence in the management of the company, or when the security fails to meet earnings growth expectations. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

Global/International Funds	Prospectus	89

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Regional Focus Risk. Focusing on a single geographic region involves increased currency, political, regulatory and other risks. To the extent the Fund concentrates its investments in a particular region, market swings in that region will have a greater effect on Fund performance than they would in a more geographically diversified equity fund. See Market Risk.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

Henderson Global Investors (North America) Inc. served as the investment subadviser for the Fund until July 1, 2009, at which time IICO, the Fund’s investment manager, assumed direct investment management responsibilities of the Fund’s portfolio.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.82% (the second quarter of 2009) and the lowest quarterly return was -23.55% (the third quarter of 2011). The Class A return for the year through June 30, 2014 was 2.06%.

90	Prospectus	Global/International Funds

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	16.84%	10.67%	6.64%
Return After Taxes on Distributions	16.77%	10.57%	6.17%
Return After Taxes on Distributions and Sale of Fund Shares	9.62%	8.53%	5.60%
Class B
Return Before Taxes	18.61%	10.74%	6.32%
Class C
Return Before Taxes	23.23%	11.31%	6.58%
Class I (began on 04-02-2007)
Return Before Taxes	24.72%	12.76%	0.18%
Class R (began on 12-19-2012)
Return Before Taxes	24.01%	N/A	22.37%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	24.42%	12.46%	7.60%

Indexes	1 Year	5 Years	10 Years
MSCI Europe Index (reflects no deduction for fees, expenses or taxes)	25.23%	13.36%	7.28%
Lipper European Region Funds Universe Average (net of fees and expenses)	27.49%	14.71%	8.21%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Robert E. Nightingale, Vice President of IICO, has managed the Fund since October 2013.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Global/International Funds	Prospectus	91

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

92	Prospectus	Global/International Funds

Ivy Global Equity Income Fund

Objective

To seek to provide total return through a combination of current income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.53%	0.35%	0.34%	0.36%	0.46%	0.22%	0.36%
Total Annual Fund Operating Expenses	1.48%	2.05%	2.04%	1.06%	1.66%	0.92%	1.31%
Fee Waiver and/or Expense Reimbursement[3]	0.18%	0.00%	0.00%	0.12%	0.00%	0.00%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30%	2.05%	2.04%	0.94%	1.66%	0.92%	1.19%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund’s Class A shares at 1.30%, Class I shares at 0.94% and Class Y shares at 1.19%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$700	$999	$1,320	$2,227
Class B Shares	608	943	1,203	2,233
Class C Shares	207	640	1,098	2,369
Class I Shares	96	325	573	1,283
Class R Shares	169	523	902	1,965
Class R6 Shares	94	293	509	1,131
Class Y Shares	121	403	707	1,569

Global/International Funds	Prospectus	93

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$700	$999	$1,320	$2,227
Class B Shares	208	643	1,103	2,233
Class C Shares	207	640	1,098	2,369
Class I Shares	96	325	573	1,283
Class R Shares	169	523	902	1,965
Class R6 Shares	94	293	509	1,131
Class Y Shares	121	403	707	1,569

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

Principal Investment Strategies

Ivy Global Equity Income Fund invests principally in equity securities issued by companies located largely in developed markets, of any size, that IICO believes will be able to generate a reasonable level of current income for investors given current market conditions and that demonstrate favorable prospects for total return. The Fund focuses on companies that IICO believes have the ability to maintain and/or grow their dividends while providing capital appreciation over the long-term. In an attempt to enhance return, the Fund also may invest, to a lesser extent, in companies not currently paying dividends to shareholders, companies with an unsustainably high dividend, or companies in countries with new or comparatively undeveloped and emerging economies.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. For this purpose, such equity securities consist primarily of dividend-paying common stocks across the globe. The Fund also may invest in preferred stock, convertible securities, or other instruments whose price is linked to the value of common stock. The Fund may invest in U.S. and non-U.S issuers and may invest up to 100% of its total assets in foreign securities. Although the Fund invests primarily in large capitalization companies (typically companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in companies of any size.

Under normal circumstances, the Fund invests at least 40% (or, if IICO deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

In selecting securities for the Fund, IICO combines a top-down, macro approach with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the portfolio. It seeks to determine the most appropriate sectors and geographies to benefit from its top-down analysis and generally seeks to find what it believes are reasonably-valued, dividend-paying companies with growth prospects, a sound balance sheet and steady cash flow generation. IICO also considers several other factors, which typically include the company’s history of fundamentals; management proficiency; competitive environment; and relative valuation.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers attractive current income prospects or significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

94	Prospectus	Global/International Funds

■

Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend the company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as fixed-income investments become more attractive to investors. This risk may be greater due to the current period of historically low interest rates.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows the performance for Class A shares for the calendar year 2013. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Global/International Funds	Prospectus	95

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 8.68% (the third quarter of 2013) and the lowest quarterly return was -0.11% (the second quarter of 2013). The Class A return for the year through June 30, 2014 was 6.53%.

Average Annual Total Returns

as of December 31, 2013	1 Year	Life of Class
Class A (began on 06-04-2012)
Return Before Taxes	14.51%	19.66%
Return After Taxes on Distributions	13.19%	18.31%
Return After Taxes on Distributions and Sale of Fund Shares	9.32%	15.37%
Class B (began on 06-04-2012)
Return Before Taxes	16.66%	21.12%
Class C (began on 06-04-2012)
Return Before Taxes	20.78%	23.45%
Class I (began on 06-04-2012)
Return Before Taxes	22.02%	24.73%
Class R (began on 12-19-2012)
Return Before Taxes	21.12%	20.07%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A
Class Y (began on 06-04-2012)
Return Before Taxes	21.71%	24.43%

Indexes	1 Year	Life of Class
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on June 1, 2012)	21.91%	24.40%
Lipper Global Equity Income Funds Universe Average (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on June 1, 2012)	20.26%	22.09%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Managers

John C. Maxwell, Senior Vice President of IICO, and Robert E. Nightingale, Vice President of IICO, have managed the Fund since its inception in June 2012.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

96	Prospectus	Global/International Funds

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Global/International Funds	Prospectus	97

Ivy Global Income Allocation Fund

Objective

To seek to provide total return through a combination of current income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		5.75%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.40%	0.57%	0.29%	0.75%	0.24%	0.35%	0.11%	0.24%
Acquired Fund Fees and Expenses[3]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses[4]	1.46%	2.38%	2.10%	1.81%	1.05%	1.66%	0.92%	1.30%
Fee Waiver and/or Expense Reimbursement[5]	0.00%	0.00%	0.00%	0.37%	0.00%	0.00%	0.00%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.46%	2.38%	2.10%	1.44%	1.05%	1.66%	0.92%	1.28%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Acquired Fund Fees and Expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the business development companies (BDCs) in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each BDC for the BDC’s most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s NAV. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the Total Annual Fund Operating Expenses in the above table.

[4]

The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

[5]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class E shares at 1.33% and Class Y shares at 1.17%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

98	Prospectus	Global/International Funds

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$715	$1,010	$1,327	$2,221
Class B Shares	641	1,042	1,370	2,487
Class C Shares	213	658	1,129	2,431
Class E Shares	733	1,138	1,566	2,751
Class I Shares	107	334	579	1,283
Class R Shares	169	523	902	1,965
Class R6 Shares	94	293	509	1,131
Class Y Shares	130	410	711	1,566

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$715	$1,010	$1,327	$2,221
Class B Shares	241	742	1,270	2,487
Class C Shares	213	658	1,129	2,431
Class E Shares	733	1,138	1,566	2,751
Class I Shares	107	334	579	1,283
Class R Shares	169	523	902	1,965
Class R6 Shares	94	293	509	1,131
Class Y Shares	130	410	711	1,566

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies

Ivy Global Income Allocation Fund invests principally in equity and debt securities issued by companies and governments of any size, that IICO believes will be able to generate a reasonable level of current income for investors given current market conditions and that demonstrate favorable prospects for total return.

Under normal market conditions, the Fund invests primarily in income-producing securities across the globe. The Fund may invest in U.S. and non-U.S. issuers and may invest up to 100% of its total assets in foreign securities. In an attempt to enhance return, the Fund also may invest, to a lesser extent, in securities not currently providing income or in companies and governments in countries with new or comparatively undeveloped and emerging economies. The Fund has the ability to invest across all aspects of a company’s capital structure.

The Fund ordinarily invests at least 35% of its total assets in equity investments. Regarding its equity investments, the Fund focuses on companies located largely in developed markets that IICO believes have the ability to maintain and/or grow their dividends while providing capital appreciation over the long term. Under normal market conditions, the Fund invests the equity portion of the Fund primarily in dividend-paying equity securities across the globe, mostly in dividend-paying common stocks. The Fund also may invest in preferred stock, convertible securities or other instruments whose price is linked to the value of common stock. Although the equity portion of the Fund typically has more exposure to large-cap companies, it may invest in companies of any size.

The Fund ordinarily invests at least 25% of its total assets in fixed income securities, which may include loan participations and other loan instruments, and may invest up to 35% of its total assets in non-investment grade (i.e., low-rated) debt securities. The Fund considers the risk and reward trade-off among equities, fixed-income and cash in an effort to maximize total return through a combination of current income and capital appreciation. The allocation among asset classes is determined through a balance between a top-down outlook for the global economy and relative valuation.

Global/International Funds	Prospectus	99

Under normal circumstances, the Fund invests at least 40% (or, if IICO deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

In selecting equity securities for the Fund, IICO combines a top-down, macro approach with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the equity portfolio. It seeks to determine the most appropriate sectors and geographies to benefit from its top-down analysis and generally seeks to find what it believes are reasonably-valued, dividend-paying companies with growth prospects, a sound balance sheet and steady cash flow generation. IICO also considers several other factors, which typically include the company’s history of fundamentals, management proficiency, competitive environment, and relative valuation. Debt securities are selected, after an analysis of interest rate, currency and economic conditions, based on IICO’s judgment as to which securities are more likely to perform well under those conditions. IICO also considers the credit quality, coupon, maturity, duration, cash flow and issuer fundamentals of each security.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies.

Generally, in determining whether to sell an equity or a debt security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers attractive current income prospects or significant growth potential, if it believes the leadership of the company or government has weakened, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend the company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as fixed-income investments become more attractive to investors. This risk may be greater due to the current period of historically low interest rates.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Sovereign debt instruments are also subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Fund may have limited recourse against the issuing government or agency.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows,

100	Prospectus	Global/International Funds

which may increase the Fund’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Loan Risk. In addition to the risks typically associated with fixed income securities, loans carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market.

With loan participations, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if the Fund could enforce its rights directly against the borrower

■

Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and disproportionately may fall in price during times when the economy is weak or is expected to become weak.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indexes and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Templeton Investment Counsel, LLC served as the investment subadviser to the Fund until April 15, 2009, at which time IICO, the Fund’s investment manager, assumed direct investment management responsibilities for the Fund.

Global/International Funds	Prospectus	101

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 19.24% (the second quarter of 2009) and the lowest quarterly return was -15.82% (the fourth quarter of 2008). The Class A return for the year through June 30, 2014 was 7.17%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	4.43%	9.71%	5.88%
Return After Taxes on Distributions	3.38%	8.98%	4.90%
Return After Taxes on Distributions and Sale of Fund Shares	3.49%	7.87%	4.83%
Class B
Return Before Taxes	5.66%	9.79%	5.43%
Class C
Return Before Taxes	9.99%	10.30%	5.72%
Class E (began on 04-02-2007)
Return Before Taxes	4.40%	9.84%	2.07%
Class I (began on 04-02-2007)
Return Before Taxes	11.22%	11.54%	3.49%
Class R (began on 12-19-2012)
Return Before Taxes	10.53%	N/A	10.03%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	10.97%	11.26%	6.65%

Indexes	1 Year	5 Years	10 Years
Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)	-2.19%	4.36%	4.64%
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	21.91%	14.89%	N/A
60% MSCI World High Dividend Yield Index/40% Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)	11.75%	10.95%	N/A
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	19.17%	13.58%	6.22%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Managers

John C. Maxwell, Senior Vice President of IICO, has managed the Fund since April 2009, and W. Jeffery Surles, Assistant Vice President of IICO, has managed the Fund since June 2012.

102	Prospectus	Global/International Funds

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Global/International Funds	Prospectus	103

Ivy International Core Equity Fund

Objective

To seek to provide capital growth and appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		5.75%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.31%	0.38%	0.23%	0.76%	0.20%	0.30%	0.06%	0.20%
Total Annual Fund Operating Expenses	1.40%	2.22%	2.07%	1.85%	1.04%	1.64%	0.90%	1.29%
Fee Waiver and/or Expense Reimbursement[3,4]	0.00%	0.00%	0.00%	0.32%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	2.22%	2.07%	1.53%	1.04%	1.64%	0.90%	1.29%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund’s Class E shares at 1.53%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$993	$1,297	$2,158
Class B Shares	625	994	1,290	2,347
Class C Shares	210	649	1,114	2,400
Class E Shares	742	1,154	1,590	2,795
Class I Shares	106	331	574	1,271
Class R Shares	167	517	892	1,944
Class R6 Shares	92	287	498	1,108
Class Y Shares	131	409	708	1,556

104	Prospectus	Global/International Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$993	$1,297	$2,158
Class B Shares	225	694	1,190	2,347
Class C Shares	210	649	1,114	2,400
Class E Shares	742	1,154	1,590	2,795
Class I Shares	106	331	574	1,271
Class R Shares	167	517	892	1,944
Class R6 Shares	92	287	498	1,108
Class Y Shares	131	409	708	1,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Ivy International Core Equity Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities principally traded largely in developed European and Asian/Pacific Basin markets. In seeking to enhance potential return, the Fund also may invest in issuers located or doing business in emerging market countries.

IICO primarily uses a disciplined approach while looking for investment opportunities around the world, preferring what it believes are cash-generating, well-managed and reasonably valued companies that are exposed to global investment themes which IICO believes will yield above-average growth. IICO combines a top-down, macro thematic approach with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the portfolio. Although the Fund may invest in securities issued by companies of any size, it typically has more exposure to securities issued by large capitalization companies. The Fund may invest up to 100% of its total assets in foreign securities.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers significant growth potential, to reduce its emphasis on a global investment theme, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not

Global/International Funds	Prospectus	105

be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 27.15% (the second quarter of 2009) and the lowest quarterly return was -21.26% (the third quarter of 2008). The Class A return for the year through June 30, 2014 was 8.13%.

106	Prospectus	Global/International Funds

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	17.38%	13.39%	9.04%
Return After Taxes on Distributions	16.84%	13.06%	8.51%
Return After Taxes on Distributions and Sale of Fund Shares	10.47%	10.89%	7.54%
Class B
Return Before Taxes	19.38%	13.59%	8.74%
Class C
Return Before Taxes	23.64%	14.00%	8.92%
Class E (began on 04-02-2007)
Return Before Taxes	17.19%	13.37%	3.25%
Class I (began on 04-02-2007)
Return Before Taxes	24.93%	15.23%	4.75%
Class R (began on 12-19-2012)
Return Before Taxes	24.21%	N/A	23.51%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	24.60%	14.93%	9.85%

Indexes	1 Year	5 Years	10 Years
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	22.78%	12.44%	6.91%
Lipper International Large-Cap Core Funds Universe Average (net of fees and expenses)	19.98%	11.77%	6.88%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

John C. Maxwell, Senior Vice President of IICO, has managed the Fund since February 2006.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Global/International Funds	Prospectus	107

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

108	Prospectus	Global/International Funds

Ivy International Growth Fund

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.23%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.41%	0.62%	0.46%	0.26%	0.35%	0.12%	0.28%
Total Annual Fund Operating Expenses	1.49%	2.47%	2.31%	1.11%	1.70%	0.97%	1.38%
Fee Waiver and/or Expense Reimbursement[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%	2.47%	2.31%	1.11%	1.70%	0.97%	1.38%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$718	$1,019	$1,341	$2,252
Class B Shares	650	1,070	1,416	2,564
Class C Shares	234	721	1,235	2,646
Class I Shares	113	353	612	1,352
Class R Shares	173	536	923	2,009
Class R6 Shares	99	309	536	1,190
Class Y Shares	140	437	755	1,657

Global/International Funds	Prospectus	109

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$718	$1,019	$1,341	$2,252
Class B Shares	250	770	1,316	2,564
Class C Shares	234	721	1,235	2,646
Class I Shares	113	353	612	1,352
Class R Shares	173	536	923	2,009
Class R6 Shares	99	309	536	1,190
Class Y Shares	140	437	755	1,657

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Ivy International Growth Fund seeks to achieve its objective by investing primarily in common stocks of foreign companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes are competitively well-positioned, gaining market share, have the potential for long-term growth and/or operate in regions or countries that IICO believes possess attractive growth characteristics. The Fund primarily invests in issuers of developed countries, although the Fund has the ability to invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. While the Fund primarily invests in securities issued by large capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Fund may invest up to 100% of its total assets in foreign securities.

IICO utilizes a research-based investment process that blends bottom-up stock selection, with a top-down global economic analysis. IICO seeks strong companies in industries which it believes are growing faster than their underlying economies. IICO may look at a number of factors in selecting securities for the Fund’s portfolio, including: a company’s competitive position and its sustainability; a company’s growth and earnings potential and valuation; a company’s financials, including cash flow and balance sheet; management of the company; strength of the industry; and applicable economic, market and political conditions of the country in which the company is located and/or in which it is doing business.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security issued by a company if it believes the company has experienced a fundamental breakdown of its sustainable competitive advantage or no longer offers significant growth potential, if it believes the management of the company has weakened or its valuation appears unsustainable, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

110	Prospectus	Global/International Funds

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.48% (the second quarter of 2009) and the lowest quarterly return was -21.78% (the third quarter of 2008). The Class A return for the year through June 30, 2014 was 6.16%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	11.94%	12.33%	7.15%
Return After Taxes on Distributions	11.63%	12.09%	7.00%
Return After Taxes on Distributions and Sale of Fund Shares	7.13%	9.90%	5.83%

Global/International Funds	Prospectus	111

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class B
Return Before Taxes	13.63%	12.39%	6.64%
Class C
Return Before Taxes	17.81%	12.60%	6.74%
Class I (began on 04-02-2007)
Return Before Taxes	19.26%	14.10%	3.92%
Class R (began on 12-19-2012)
Return Before Taxes	18.54%	N/A	17.63%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	18.93%	13.85%	7.87%

Indexes	1 Year	5 Years	10 Years
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	22.55%	12.82%	6.97%
Lipper International Large-Cap Growth Funds Universe Average (net of fees and expenses)	17.94%	12.90%	7.57%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Chace Brundige, Senior Vice President of IICO, has managed the Fund since January 2009.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

112	Prospectus	Global/International Funds

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Global/International Funds	Prospectus	113

Ivy Managed International Opportunities Fund

Objective

To seek to provide capital growth and appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class Y
Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.25%
Other Expenses	0.19%	0.34%	0.21%	0.11%	0.08%	0.10%
Acquired Fund Fees and Expenses[3]	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Total Annual Fund Operating Expenses[4]	1.63%	2.53%	2.40%	1.30%	1.77%	1.54%
Fee Waiver and/or Expense Reimbursement[5,6]	0.00%	0.00%	0.00%	0.00%	0.00%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.63%	2.53%	2.40%	1.30%	1.77%	1.52%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Acquired Fund Fees and Expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the underlying funds in which the Fund invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each underlying fund for the Fund’s most recent fiscal year.

[4]

The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

[5]

Through July 31, 2016, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary operating expenses, excluding acquired fund fees and expenses, for the Fund’s Class A shares at 0.49%, Class B shares at 1.40%, Class C shares at 1.29%, Class I shares at 0.16%, Class R shares at 0.72% and Class Y shares at 0.38%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[6]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

114	Prospectus	Global/International Funds

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the time period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$731	$1,060	$1,411	$2,397
Class B Shares	656	1,088	1,445	2,645
Class C Shares	243	748	1,280	2,736
Class I Shares	132	412	713	1,568
Class R Shares	180	557	959	2,084
Class Y Shares	155	482	836	1,831

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$731	$1,060	$1,411	$2,397
Class B Shares	256	788	1,345	2,645
Class C Shares	243	748	1,280	2,736
Class I Shares	132	412	713	1,568
Class R Shares	180	557	959	2,084
Class Y Shares	155	482	836	1,831

Portfolio Turnover

The Fund will not incur transaction costs, such as commissions, when it buys and sell shares of the underlying funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when Fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example and would affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Ivy Managed International Opportunities Fund seeks to provide investors a well-diversified portfolio of international stocks, as well as a modest amount of bonds, by investing primarily in Class I shares of certain Ivy Funds global/international mutual funds, as identified below. Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities of issuers in developed as well as emerging markets, and, to a lesser extent, a mixture of investment grade bonds issued by foreign corporations and governments.

The Board of Trustees of Ivy Funds, based upon the recommendation of Ivy Investment Management Company (IICO), the Fund’s investment manager, has authorized the following target allocation ranges for investment of the Fund’s assets in specific underlying funds, although IICO expects the allocation will change over time:

Underlying Fund	Maximum Allocation	Minimum Allocation
Ivy Emerging Markets Equity Fund	60%	10%
Ivy European Opportunities Fund	60%	10%
Ivy Global Income Allocation Fund	60%	10%
Ivy International Core Equity Fund	60%	10%
Ivy International Growth Fund	60%	10%

IICO monitors the Fund’s holdings and cash flow and, in general, manages them as needed in order to maintain the Fund’s target allocations. IICO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO may modify the above-specified target asset allocations for the Fund and also may modify, from time to time, the underlying funds selected for the Fund. In addition, the percentage specified at the high end of the investment range for an underlying fund is a target, and from time to time, IICO or market movements (or a combination of both) may cause the Fund’s investment in an underlying fund to temporarily exceed its target percentage.

Global/International Funds	Prospectus	115

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of international, including emerging market and, to a lesser extent, U.S. companies of any size as well as a modest amount of fixed-income securities.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities held by the underlying funds may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. The Fund’s share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Fund is subject to the same risks as those of the underlying funds it holds. IICO has the authority to select and replace underlying funds. IICO is subject to a potential conflict of interest in doing so because IICO serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that IICO has a fiduciary duty to the Fund and must act in the Fund’s best interests.

■

Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses, which could result in the duplication of certain fees.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results and the Fund may not perform as well as other similar mutual funds. Furthermore, IICO may alter the asset allocation of the Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Additional information about the risks of the underlying funds is provided in the underlying funds’ prospectus in their respective sections and in the section entitled Additional Information about Principal Investment Strategies, Other Investments and Risks.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with that of a broad-based securities market index. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to

116	Prospectus	Global/International Funds

investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Effective February 11, 2014, the name of one of the Fund’s underlying funds, Ivy Pacific Opportunities Fund, was changed to Ivy Emerging Markets Equity Fund, and its strategy was changed to reflect a concentration in emerging market equity securities. Performance prior to such time in part reflects the Ivy Pacific Opportunities Fund’s former strategy to invest primarily in Pacific region equity securities, and the Fund’s performance may have differed if the Ivy Emerging Markets Equity Fund’s current strategy had been in place.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 24.73% (the second quarter of 2009) and the lowest quarterly return was -21.37% (the third quarter of 2011). The Class A return for the year through June 30, 2014 was 4.40%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	Life of Class
Class A (began on 04-02-2007)
Return Before Taxes	9.11%	10.61%	1.69%
Return After Taxes on Distributions	8.81%	10.41%	1.25%
Return After Taxes on Distributions and Sale of Fund Shares	5.51%	8.53%	1.37%
Class B (began on 04-02-2007)
Return Before Taxes	10.94%	10.90%	1.74%
Class C (began on 04-02-2007)
Return Before Taxes	15.00%	11.13%	1.83%
Class I (began on 04-02-2007)
Return Before Taxes	15.95%	12.27%	2.94%
Class R (began on 12-19-2012)
Return Before Taxes	15.54%	N/A	15.63%
Class Y (began on 04-02-2007)
Return Before Taxes	15.74%	11.96%	2.62%

Index	1 Year	5 Years	Life of Class
MSCI AC World ex U.S.A Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on April 1, 2007)	15.29%	12.81%	1.68%
Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Michael L. Avery, Executive Vice President of IICO, has managed the Fund since April 2007.

Global/International Funds	Prospectus	117

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

118	Prospectus	Global/International Funds

Ivy Asset Strategy Fund

Objective

To seek to provide total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		5.75%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.15%	0.15%	0.12%	0.31%	0.17%	0.27%	0.04%	0.17%
Total Annual Fund Operating Expenses	0.96%	1.71%	1.68%	1.12%	0.73%	1.33%	0.60%	0.98%
Fee Waiver and/or Expense Reimbursement[3,4]	0.00%	0.00%	0.00%	0.12%	0.00%	0.00%	0.00%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.96%	1.71%	1.68%	1.00%	0.73%	1.33%	0.60%	0.96%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund’s Class E shares at 1.00%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Specialty Funds	Prospectus	119

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$667	$863	$1,075	$1,685
Class B Shares	574	839	1,028	1,821
Class C Shares	171	530	913	1,987
Class E Shares	691	959	1,246	2,050
Class I Shares	75	233	406	906
Class R Shares	135	421	729	1,601
Class R6 Shares	61	192	335	750
Class Y Shares	98	310	540	1,200

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$667	$863	$1,075	$1,685
Class B Shares	174	539	928	1,821
Class C Shares	171	530	913	1,987
Class E Shares	691	959	1,246	2,050
Class I Shares	75	233	406	906
Class R Shares	135	421	729	1,601
Class R6 Shares	61	192	335	750
Class Y Shares	98	310	540	1,200

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

Ivy Asset Strategy Fund seeks to achieve its objective by allocating its assets primarily among stocks, bonds and short-term instruments of issuers in markets around the globe, as well as investments in derivative instruments, precious metals and investments with exposure to various foreign currencies. The Fund may invest its assets in any market that IICO believes can offer a high probability of return or, alternatively, can provide a high degree of relative safety in uncertain times. Dependent on its outlook for the U.S. and global economies, IICO identifies investment themes and then focuses its strategy on allocating the Fund’s assets among stocks, bonds, cash, precious metals, currency and derivative instruments, including derivatives traded over-the-counter or on exchanges. After determining these allocations, IICO seeks attractive opportunities within each market by focusing generally on issuers in countries, sectors and companies with strong cash flow streams, the ability to return capital to shareholders and low balance sheet leverage. The Fund, however, also may invest in issuers with higher balance sheet leverage if IICO believes that the Fund will be appropriately compensated for the increased risk.

■

“Stocks” include equity securities of all types, although IICO typically emphasizes growth potential in selecting stocks by focusing on what it believes are steady-growth companies that fit IICO’s criteria for sustainable competitive advantage and that IICO believes are positioned to benefit from continued global rebalancing and the globally emerging middle class. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. The Fund may invest in securities issued by companies of any size, but primarily focuses on securities issued by large capitalization companies. IICO generally focuses on companies that are growing, innovating, improving margins, returning capital through dividend growth or share buybacks and/or offering what IICO believes to be sustainable high free cash flow.

■

“Bonds” include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund’s total assets, of high-yield/high-risk bonds, or junk bonds, which include bonds rated BB+ or below by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality.

120	Prospectus	Specialty Funds

■	“Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.

■

Within each of these investment types, the Fund may invest in U.S. and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities, including issuers located in and/or generating revenue from emerging markets. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies. The Fund also may invest in private placements and other restricted securities.

IICO may allocate the Fund’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. IICO may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions. Subject to diversification limits, the Fund also may invest up to 25% of its total assets in precious metals.

The Fund may gain exposure to commodities, including precious metals, derivatives and commodity-linked instruments by investing in a subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary is wholly owned and controlled by the Fund. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to investment returns from commodities, derivatives and commodity-linked instruments within the limits of the Federal tax requirements applicable to investment companies, such as the Fund. The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that unlike the Fund, the Subsidiary is able to invest without limitation in commodities, derivatives and commodity-linked instruments and, to the extent the Subsidiary invests in derivative instruments, it may use leveraged investment techniques.

Generally, in determining whether to sell a security, IICO considers many factors, which may include a deterioration in a company’s fundamentals caused by global-specific factors such as geo-political landscape changes, regulatory or currency changes, or increased competition, as well as company-specific factors, such as reduced pricing power, diminished market opportunity, or increased competition. IICO also may sell a security if the price of the security reaches what IICO believes is fair value, to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

IICO may, when consistent with the Fund’s investment objective, seek to hedge market risk on equity securities, manage exposure to certain securities, companies, sectors, markets, foreign currencies and/or precious metals and seek to hedge certain event risks on positions held by the Fund. In an effort to hedge market risk and manage exposure to companies, sectors or equity markets, IICO may utilize various instruments including, but not limited to, the following: futures contracts; both long and short positions on foreign and U.S. equity indexes; total return swaps; credit default swaps; and options contracts, both written and purchased, on foreign and U.S. equity indexes and/or on individual equity securities. In seeking to manage foreign currency exposure, IICO may utilize forward contracts and option contracts, both written and purchased, either to increase or decrease exposure to a given currency. In seeking to manage event risks, IICO may utilize short futures on commodities, as well as on foreign and domestic equity indexes and options contracts, both written and purchased, on individual equity securities owned by the Fund. In seeking to manage the Fund’s exposure to precious metals, IICO may utilize long and short futures contracts, as well as options contracts, both written and purchased, on precious metals.

IICO may reduce the Fund’s net equity exposure by selling, among other instruments, combined futures and option positions.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Commodities Risk. Commodity trading, including trading in precious metals, is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, the Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments. Moreover, under the Federal tax law, the Fund may not derive more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income). Accordingly, the Fund may be required to hold its commodities or to sell them at a loss, or to sell portfolio securities at a gain, when, for investment reasons, it would not otherwise do so.

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Fund’s NAV and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset upon which the derivative’s value is based. Derivatives can be highly complex, can create investment leverage and

Specialty Funds	Prospectus	121

may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. When used for hedging, the change in value of the derivative also may not correlate specifically with the security or other risk being hedged. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk. The Fund may use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent IICO’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

■

Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. Investments in exchange-traded funds (ETFs) and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses, which could result in the duplication of certain fees.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and disproportionately may fall in price during times when the economy is weak or is expected to become weak.

122	Prospectus	Specialty Funds

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Private Placements and Other Restricted Securities Risk. Restricted securities, which include private placements, are securities that are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale. The Fund could find it difficult to sell privately placed securities and other restricted securities when IICO believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value. At times, it also may be difficult to determine the fair value of such securities for purposes of computing the NAV of the Fund.

■

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, would not have all of the protections offered to investors in registered investment companies. However, because the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are managed by IICO, it is unlikely that the Subsidiary would take action contrary to the interests of the Fund or the Fund’s shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. Although, under the Federal tax law, the Fund may not derive more than 10% of its annual gross income from gains resulting from selling commodities (and other “non-qualifying” income), the Fund has received an opinion of counsel, which is not binding on the Internal Revenue Service or the courts, that income the Fund receives from the Subsidiary should constitute “qualifying” income.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indexes and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 15.00% (the third quarter of 2005) and the lowest quarterly return was -19.20% (the third quarter of 2011). The Class A return for the year through June 30, 2014 was -0.53%.

Specialty Funds	Prospectus	123

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	17.17%	11.90%	11.75%
Return After Taxes on Distributions	17.04%	11.72%	11.16%
Return After Taxes on Distributions and Sale of Fund Shares	9.88%	9.59%	9.69%
Class B
Return Before Taxes	19.33%	12.21%	11.50%
Class C
Return Before Taxes	23.41%	12.38%	11.58%
Class E (began on 04-02-2007)
Return Before Taxes	17.13%	11.89%	8.73%
Class I (began on 04-02-2007)
Return Before Taxes	24.59%	13.48%	10.08%
Class R (began on 07-31-2008)
Return Before Taxes	23.87%	12.84%	6.47%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	24.32%	13.24%	12.43%

Indexes	1 Year	5 Years	10 Years
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.55%
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes)	0.05%	0.09%	1.59%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
Lipper Global Flexible Portfolio Funds Universe Average (net of fees and expenses)	8.90%	11.40%	6.53%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Michael L. Avery, Executive Vice President of IICO, has managed the Fund since January 1997.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

124	Prospectus	Specialty Funds

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Specialty Funds	Prospectus	125

Ivy Balanced Fund

Objective

To seek to provide total return through a combination of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.22%	0.21%	0.16%	0.20%	0.29%	0.06%	0.20%
Total Annual Fund Operating Expenses	1.15%	1.89%	1.84%	0.88%	1.47%	0.74%	1.13%
Fee Waiver and/or Expense Reimbursement[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.89%	1.84%	0.88%	1.47%	0.74%	1.13%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$919	$1,172	$1,892
Class B Shares	592	894	1,121	2,019
Class C Shares	187	579	995	2,159
Class I Shares	90	281	488	1,084
Class R Shares	150	465	803	1,757
Class R6 Shares	76	237	411	918
Class Y Shares	115	359	622	1,375

126	Prospectus	Specialty Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$919	$1,172	$1,892
Class B Shares	192	594	1,021	2,019
Class C Shares	187	579	995	2,159
Class I Shares	90	281	488	1,084
Class R Shares	150	465	803	1,757
Class R6 Shares	76	237	411	918
Class Y Shares	115	359	622	1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

Ivy Balanced Fund seeks to achieve its objective by investing primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its equity investments, the Fund invests primarily in medium to large, well-established companies that usually issue dividend-paying securities. The Fund typically holds a limited number of stocks (generally 45 to 55). The Fund invests a portion of its total assets in common stocks in seeking to provide possible appreciation of capital and some dividend income. In addition, the Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in seeking to provide income and relative stability of capital. The Fund ordinarily invests at least 25% of its total assets in fixed-income securities. The majority of the Fund’s debt securities are either U.S. government securities or investment-grade corporate bonds, including bonds rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO), the Fund’s investment manager, to be of comparable quality. The Fund has no limitations on the range of maturities of the debt securities in which it may invest, or on the size of companies in which it may invest.

In selecting equity securities for the Fund, IICO follows a core investing strategy and seeks to invest in companies that it believes possess attractive business characteristics, are in a strong financial condition and/or are selling at attractive valuations, both on a relative and an absolute basis. IICO also considers a company’s potential for dividend growth, its growth and profitability opportunities and sustainability, its relative strength in earnings, its management, improving fundamentals and valuation, its balance sheet, its stock price value, and the condition of the respective industry. In selecting debt securities for the Fund, IICO generally seeks high-quality securities with minimal credit risk.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

Generally, in determining whether to sell an equity security, IICO uses the same analysis as identified above in order to determine if the equity security is still undervalued or has met its anticipated price. In determining whether to sell a debt security, IICO will consider whether the security continues to maintain its minimal credit risk. IICO also may sell a security if the security ceases to produce income, to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend the company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as fixed-income investments become more attractive to investors. This risk may be greater due to the current period of historically low interest rates.

Specialty Funds	Prospectus	127

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

■

Holdings Risk. The Fund typically holds a limited number of stocks (generally 45 to 55). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the securities of larger companies, and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

■

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value; such security’s value may decrease or such security may be appropriately priced.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indexes and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

128	Prospectus	Specialty Funds

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 10.03% (the third quarter of 2009) and the lowest quarterly return was -10.92% (the third quarter of 2011). The Class A return for the year through June 30, 2014 was 5.33%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	16.17%	12.18%	7.32%
Return After Taxes on Distributions	15.45%	11.85%	7.02%
Return After Taxes on Distributions and Sale of Fund Shares	10.01%	9.87%	6.03%
Class B
Return Before Taxes	18.36%	12.50%	7.01%
Class C
Return Before Taxes	22.45%	12.79%	7.18%
Class I (began on 04-02-2007)
Return Before Taxes	23.60%	13.88%	8.53%
Class R (began on 12-19-2012)
Return Before Taxes	22.81%	N/A	21.89%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	23.27%	13.59%	8.07%

Indexes	1 Year	5 Years	10 Years
Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	-2.35%	4.40%	4.52%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	19.17%	13.58%	6.22%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Cynthia P. Prince-Fox, Senior Vice President of IICO, has managed the Fund (and its predecessor fund) since May 2003.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell

Specialty Funds	Prospectus	129

shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

130	Prospectus	Specialty Funds

Ivy Energy Fund

Objective

To seek to provide capital growth and appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.50%	0.53%	0.31%	0.29%	0.37%	0.15%	0.29%
Total Annual Fund Operating Expenses	1.60%	2.38%	2.16%	1.14%	1.72%	1.00%	1.39%
Fee Waiver and/or Expense Reimbursement[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.60%	2.38%	2.16%	1.14%	1.72%	1.00%	1.39%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$728	$1,051	$1,396	$2,366
Class B Shares	641	1,042	1,370	2,522
Class C Shares	219	676	1,159	2,493
Class I Shares	116	362	628	1,386
Class R Shares	175	542	933	2,030
Class R6 Shares	102	318	552	1,225
Class Y Shares	142	440	761	1,669

Specialty Funds	Prospectus	131

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$728	$1,051	$1,396	$2,366
Class B Shares	241	742	1,270	2,522
Class C Shares	219	676	1,159	2,493
Class I Shares	116	362	628	1,386
Class R Shares	175	542	933	2,030
Class R6 Shares	102	318	552	1,225
Class Y Shares	142	440	761	1,669

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

Ivy Energy Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies within the energy sector, which includes all aspects of the energy industry, such as exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources. These companies may include, but are not limited to, oil companies, oil and gas drilling, equipment and services companies, oil and gas exploration companies, oil and gas storage and transportation companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. The Fund also may invest in companies that are not within the energy sector that are engaged in the development of products and services to enhance energy efficiency for the users of those products and services. The Fund invests in a blend of value and growth companies domiciled throughout the world. The Fund may invest up to 100% of its total assets in foreign securities. The Fund typically holds a limited number of stocks (generally 50 to 65).

After conducting a top-down market analysis of the energy industry and geopolitical issues and then identifying trends and sectors, IICO uses a research-oriented, bottom-up investment approach when selecting securities for the Fund, focusing on company fundamentals and growth prospects. In general, the Fund emphasizes companies that IICO believes are strongly managed and can generate above-average capital growth and appreciation.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, including, potentially, companies domiciled or traded or doing business in emerging markets.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has become undervalued and/or whether the prospects of the issuer have deteriorated. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Concentration Risk. Because the Fund invests more than 25% of its total assets in the energy related industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of energy-related securities.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

132	Prospectus	Specialty Funds

■

Energy Industry Risk. Investment risks associated with investing in energy securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, demand of energy fuels, energy conservation, the success of exploration projects, and tax and other governmental regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

■

Holdings Risk. The Fund typically holds a limited number of stocks (generally 50 to 65). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, such security’s value may decrease or such security may be appropriately priced.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Specialty Funds	Prospectus	133

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the
highest quarterly return was 23.26%
(the second quarter of 2008) and the
lowest quarterly return was -33.24%
(the third quarter of 2008). The
Class A return for the year through
June 30, 2014 was 19.43%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	Life of Class
Class A (began on 04-03-2006)
Return Before Taxes	19.67%	13.21%	5.02%
Return After Taxes on Distributions	19.67%	13.21%	5.02%
Return After Taxes on Distributions and Sale of Fund Shares	11.13%	10.60%	3.97%
Class B (began on 04-03-2006)
Return Before Taxes	22.00%	13.41%	4.95%
Class C (began on 04-03-2006)
Return Before Taxes	26.33%	13.76%	5.12%
Class I (began on 04-02-2007)
Return Before Taxes	27.57%	14.97%	6.38%
Class R (began on 12-19-2012)
Return Before Taxes	26.80%	N/A	25.25%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y (began on 04-03-2006)
Return Before Taxes	27.24%	14.68%	5.99%

Indexes	1 Year	5 Years	Life of Class
S&P 1500 Energy Sector Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on May 1, 2006)	25.39%	13.95%	7.69%
Lipper Natural Resources Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on May 1, 2006)	25.30%	15.07%	4.01%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

David P. Ginther, Senior Vice President of IICO, has managed the Fund since April 2006.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing

134	Prospectus	Specialty Funds

system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Specialty Funds	Prospectus	135

Ivy Global Natural Resources Fund

Objective

To seek to provide capital growth and appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		5.75%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.43%	0.53%	0.30%	0.99%	0.20%	0.29%	0.06%	0.20%
Total Annual Fund Operating Expenses	1.56%	2.41%	2.18%	2.12%	1.08%	1.67%	0.94%	1.33%
Fee Waiver and/or Expense Reimbursement[3,4]	0.00%	0.00%	0.00%	0.85%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	2.41%	2.18%	1.27%	1.08%	1.67%	0.94%	1.33%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class E shares at 1.27%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

136	Prospectus	Specialty Funds

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,039	$1,376	$2,325
Class B Shares	644	1,051	1,385	2,536
Class C Shares	221	682	1,169	2,513
Class E Shares	717	1,183	1,675	3,022
Class I Shares	110	343	595	1,317
Class R Shares	169	526	906	1,975
Class R6 Shares	96	300	520	1,155
Class Y Shares	135	421	729	1,601

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,039	$1,376	$2,325
Class B Shares	244	751	1,285	2,536
Class C Shares	221	682	1,169	2,513
Class E Shares	717	1,183	1,675	3,022
Class I Shares	110	343	595	1,317
Class R Shares	169	526	906	1,975
Class R6 Shares	96	300	520	1,155
Class Y Shares	135	421	729	1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies

Ivy Global Natural Resources Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with operations throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, “natural resources” generally includes, but is not limited to: energy (such as electricity and gas utilities, producers/developers, equipment/services, storage/transportation, gas/oil refining and marketing, service/drilling, pipelines and master limited partnerships (MLPs)), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, materials infrastructure, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

After conducting a top-down market analysis of the natural resources industry and identifying trends and sectors, IICO uses a research-oriented, bottom-up investment approach when selecting securities for the Fund, focusing on company fundamentals and growth prospects. IICO invests in a blend of value and growth companies domiciled throughout the world, and emphasizes companies that it believes are strongly managed and can generate above-average capital growth and appreciation. IICO focuses on companies that it believes have the potential for sustainable long-term growth and that are low-cost leaders that possess historically strong-producing assets. The Fund typically holds a limited number of stocks (generally 50 to 65).

The Fund seeks to be diversified internationally, and therefore, IICO invests in foreign companies and U.S. companies that have principal operations in foreign jurisdictions. While IICO typically seeks to anchor the Fund’s assets in the United States, the Fund may invest up to 100% of its total assets in foreign securities. Exposure to companies in any one particular foreign country typically is less than 20% of the Fund’s total assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Specialty Funds	Prospectus	137

Under normal circumstances, the Fund invests at least 65% of its total assets in issuers of at least three countries, which may include the U.S. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

Generally, in determining whether to sell a security, IICO considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth, the effect of commodity price trends on certain holdings, poor capital management or whether a company has experienced a change in its fundamentals, its valuation, or its competitive advantage. IICO also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security, or to raise cash.

In seeking to manage foreign currency exposure, the Fund may utilize derivative instruments, including, but not limited to, forward contracts, to either increase or decrease exposure to a given currency.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Commodities Risk. Commodity trading, including trading in precious metals, is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, the Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments. Moreover, under the Federal tax law, the Fund may not derive more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income). Accordingly, the Fund may be required to hold its commodities or to sell them at a loss, or to sell portfolio securities at a gain, when for, investment reasons, it would not otherwise do so.

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Fund’s NAV and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset upon which the derivative’s value is based. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. When used for hedging, the change in value of the derivative also may not correlate specifically with the security or other risk being hedged. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk. The Fund may use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent IICO’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of

138	Prospectus	Specialty Funds

securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Global Natural Resources Industry Risk. Investment risks associated with investing in global natural resources securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resource companies in complying with environmental and safety regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

■

Holdings Risk. The Fund typically holds a limited number of stocks (generally 50 to 65). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.

■

Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. Investments in exchange-traded funds (ETFs) and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses, which could result in the duplication of certain fees.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, such security’s value may decrease or such security may be appropriately priced.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indexes and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Specialty Funds	Prospectus	139

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Mackenzie Financial Corporation served as the investment subadviser to the Fund until July 1, 2013, at which time IICO, the Fund’s investment manager, assumed direct investment management responsibilities for the Fund.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the
highest quarterly return was 31.95%
(the second quarter of 2009) and the
lowest quarterly return was -40.91%
(the fourth quarter of 2008). The
Class A return for the year through
June 30, 2014 was 14.14%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	1.75%	10.31%	6.54%
Return After Taxes on Distributions	1.75%	10.31%	5.25%
Return After Taxes on Distributions and Sale of Fund Shares	0.99%	8.20%	5.45%
Class B
Return Before Taxes	3.00%	10.60%	6.30%
Class C
Return Before Taxes	7.20%	10.88%	6.42%
Class E (began on 04-02-2007)
Return Before Taxes	2.04%	10.55%	-2.44%
Class I (began on 04-02-2007)
Return Before Taxes	8.46%	12.12%	-1.15%
Class R (began on 12-29-2005)
Return Before Taxes	7.79%	11.48%	2.20%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	8.19%	11.90%	7.42%

Indexes	1 Year	5 Years	10 Years
Morgan Stanley Commodity Related Index (reflects no deduction for fees, expenses or taxes) (this index has been discontinued as of July 2014, and thus, will no longer serve as a benchmark for this Fund)	9.53%	12.66%	10.54%
MSCI AC World IMI 55% Energy + 45% Materials Index (reflects no deduction for fees, expenses or taxes)	7.58%	12.48%	10.07%
Lipper Global Natural Resources Funds Universe Average (net of fees and expenses)	12.74%	10.46%	10.26%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

David P. Ginther, Senior Vice President of IICO, has managed the Fund since July 2013.

140	Prospectus	Specialty Funds

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Specialty Funds	Prospectus	141

Ivy Global Real Estate Fund

Objective

To seek to provide total return through long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class Y
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.25%
Other Expenses	0.68%	0.45%	0.44%	0.48%	0.54%	0.43%
Total Annual Fund Operating Expenses	1.88%	2.40%	2.39%	1.43%	1.99%	1.63%
Fee Waiver and/or Expense Reimbursement3,[4]	0.37%	0.00%	0.00%	0.00%	0.00%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.51%	2.40%	2.39%	1.43%	1.99%	1.51%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund’s Class A shares at 1.51%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$720	$1,098	$1,500	$2,621
Class B Shares	643	1,048	1,380	2,608
Class C Shares	242	745	1,275	2,726
Class I Shares	146	452	782	1,713
Class R Shares	202	624	1,073	2,317
Class Y Shares	154	502	875	1,923

142	Prospectus	Specialty Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$720	$1,098	$1,500	$2,621
Class B Shares	243	748	1,280	2,608
Class C Shares	242	745	1,275	2,726
Class I Shares	146	452	782	1,713
Class R Shares	202	624	1,073	2,317
Class Y Shares	154	502	875	1,923

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Ivy Global Real Estate Fund is a non-diversified fund that invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the real estate or real estate-related industries. The Fund intends to invest primarily in equity and equity-related securities issued by “Global Real Estate Companies,” which are companies that meet one of the following criteria:

■	companies qualifying for U.S. Federal income tax purposes as real estate investment trusts (REITS);

■	entities similar to REITs formed under the laws of a country other than the U.S.;

■

companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or that have at least 50% of their assets invested in such real estate; or

■	companies located in any country that are primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

The equity and equity-related securities in which the Fund invests include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stocks. The Fund does not directly invest in real estate. The Fund may invest in Global Real Estate Companies located in any country, including any emerging market country. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities and may invest up to 100% of its total assets in foreign securities. Under normal circumstances, the Fund invests at least 40% (or, if the portfolio managers deem it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

The Fund is non-diversified, meaning that it may invest a significant portion of the Fund’s total assets in a limited number of issuers.

Most of the Fund’s real estate securities portfolio is expected to consist of securities issued by REITs and other real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages on real estate or shares issued by other REITs, and qualifies for pass-through U.S. Federal tax treatment provided it meets certain conditions, including the requirement that it distribute at least 90% of its taxable income. Global Real Estate Companies, including REITs, tend to be medium-sized companies in relation to the equity markets as a whole. REITs (and certain non-U.S. entities taxed similar to REITs) are not taxed on their income if, among other things, they distribute to their shareholders substantially all of their taxable income (other than net capital gains) for each taxable year. In addition to dividends, REITs (and certain non-U.S. entities taxed similar to REITs) may realize capital gains by selling properties or other assets that have appreciated in value. The Fund intends to use dividends and capital gains distributions of REITs and other Global Real Estate Companies to achieve the current income component of its investment objective of total return. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that is similar to a REIT, except that a REOC has not elected to be taxed as a REIT and, therefore, does not have a requirement to distribute any of its taxable income. REOCs also are more flexible than REITs in terms of the types of real estate investments they can make.

Many Global Real Estate Companies have diverse operations, with products or services in markets other than their home market. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies.

In selecting investments for the Fund, the Fund’s investment subadvisers, LaSalle Investment Management Securities, LLC (LaSalle US) and LaSalle Investment Management Securities, B.V. (LaSalle BV, and collectively with LaSalle US, LaSalle Securities), employ a research-based investment process that combines top-down market research, bottom-up company analysis and a quantitative assessment of relative value.

Top-down market research is employed to yield an understanding of economic conditions and real estate fundamentals. In assessing fundamentals, LaSalle Securities considers information derived from the extensive research and property management organization of its affiliates

Specialty Funds	Prospectus	143

located in key markets around the world. Bottom-up company analysis is focused on understanding each company’s risk profile and growth prospects through a detailed review of their property portfolio, business strategy, capital structure and management capabilities.

The quantitative assessment of relative value includes the use of a proprietary valuation model to rank companies on the basis of premiums and discounts to “intrinsic value.” Intrinsic value is an assessment of where a company’s stock should trade taking into consideration the value of its properties, the impact of its management and prevailing market conditions. LaSalle Securities also estimates the NAV of the companies (i.e., estimated real estate market value of a company’s assets less its liabilities) in which it invests. LaSalle Securities utilizes a relative valuation process in which it analyzes both the intrinsic value and NAV calculation results in relation to company market prices in the buy/hold/sell decision-making process of the Fund.

LaSalle Securities considers several primary factors in determining to sell a security, which may include: (i) whether the security’s price, as compared to its intrinsic value and/or NAV, is high relative to other companies in the same sector or the Fund’s investment universe; (ii) anticipated changes in earnings, real estate and capital market conditions, economic, political or social conditions and the company’s risk profile; (iii) whether the security’s percentage of the total portfolio exceeds the target percentage; and (iv) tactical shifts among property and country sectors. LaSalle Securities also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Concentration Risk. Because the Fund invests more than 25% of its total assets in the real estate industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of global real estate securities.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Management Risk. Fund performance is primarily dependent on LaSalle Securities’ skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

144	Prospectus	Specialty Funds

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the securities of larger companies, and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

■

Non-Diversification Risk. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under Federal law. Compared with “diversified” funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

■

Real Estate Industry Risk. Investment risks associated with investing in real estate securities, in addition to other risks, include rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers and tenants. To the extent the Fund’s investments are concentrated in particular geographical regions or types of real estate companies, the Fund may be subject to certain of these risks to a greater degree.

■

REIT-Related Risk. The value of the Fund’s securities of a REIT may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, loss of REIT Federal tax status or changes in laws and/or rules related to that status, or the REIT’s failure to maintain its exemption from registration under the Investment Company Act of 1940, as amended. In addition, the Fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

■

REOC-Related Risk. REOCs are not required to pay any specific level of income as dividends, and there is no minimum restriction on the number of owners or limits on ownership concentration. The value of the Fund’s REOC securities may be adversely affected by certain of the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the favorable Federal tax treatment that is accorded a REIT. In addition, the Fund may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.

Performance

The Fund has not been in operation for a full calendar year; and, therefore, it does not have performance information to include in a bar chart or performance table.

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO) and subadvised by LaSalle Investment Management Securities, LLC (LaSalle US). LaSalle US delegates to its affiliate, LaSalle Investment Management Securities, B.V. (LaSalle BV, and collectively with LaSalle US, LaSalle Securities), portfolio management responsibilities for Fund assets allocated to European investments.

Portfolio Managers

Each of George J. Noon, CFA, Portfolio Manager, Keith R. Pauley, CFA, Portfolio Manager and Stanley J. Kraska, Jr., Portfolio Manager, of LaSalle US, and Ernst-Jan de Leeuw, Portfolio Manager, of LaSalle BV, has managed the Fund since its inception in April 2013.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Specialty Funds	Prospectus	145

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

146	Prospectus	Specialty Funds

Ivy Global Risk-Managed Real Estate Fund

Objective

To seek to provide total return through long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class Y
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.25%
Other Expenses	0.45%	0.20%	0.20%	0.32%	0.43%	0.32%
Total Annual Fund Operating Expenses	1.65%	2.15%	2.15%	1.27%	1.88%	1.52%
Fee Waiver and/or Expense Reimbursement3,[4]	0.14%	0.00%	0.00%	0.00%	0.00%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.51%	2.15%	2.15%	1.27%	1.88%	1.51%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund’s Class A shares at 1.51%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$720	$1,053	$1,408	$2,406
Class B Shares	618	973	1,254	2,356
Class C Shares	218	673	1,154	2,483
Class I Shares	129	403	697	1,534
Class R Shares	191	591	1,016	2,201
Class Y Shares	154	477	824	1,802

Specialty Funds	Prospectus	147

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$720	$1,053	$1,408	$2,406
Class B Shares	218	673	1,154	2,356
Class C Shares	218	673	1,154	2,483
Class I Shares	129	403	697	1,534
Class R Shares	191	591	1,016	2,201
Class Y Shares	154	477	824	1,802

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Ivy Global Risk-Managed Real Estate Fund is a non-diversified fund that invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the real estate or real estate-related industries. The Fund intends to invest primarily in equity and equity-related securities issued by “Global Real Estate Companies,” which are companies that meet one of the following criteria:

■	companies qualifying for U.S. Federal income tax purposes as real estate investment trusts (REITs);

■	entities similar to REITs formed under the laws of a country other than the U.S.;

■

companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or that have at least 50% of their assets invested in such real estate; or

■	companies located in any country that are primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

The Fund’s investment subadvisers, LaSalle Investment Management Securities, LLC (LaSalle US) and LaSalle Investment Management Securities, B.V. (LaSalle BV, and collectively with LaSalle US, LaSalle Securities), seek to manage risk in the Fund by focusing on companies that they believe have lower leverage, lower business risk and/or lower risk property types when compared to the broader universe of real estate securities. LaSalle Securities will generally exclude from the Fund companies with 1) high financial leverage, 2) substantial exposure to non-core type assets (such as hotels, merchant home building, timber land), 3) substantial exposure to non-earning assets and/or 4) substantial exposure to ancillary activities (i.e., activities that do not involve real estate ownership). There is no guarantee that the Fund will not decline in value in comparison with funds that do not use a risk-managed approach.

The equity and equity-related securities in which the Fund invests include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stocks. The Fund does not directly invest in real estate. The Fund may invest in Global Real Estate Companies located in any country, including any emerging market country. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities and may invest up to 100% of its total assets in foreign securities. Under normal circumstances, the Fund invests at least 40% (or, if the portfolio managers deem it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

The Fund is non-diversified, meaning that it may invest a significant portion of the Fund’s total assets in a limited number of issuers.

Most of the Fund’s real estate securities portfolio is expected to consist of securities issued by REITs and other real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages on real estate or shares issued by other REITs, and qualifies for pass-through U.S. Federal tax treatment provided it meets certain conditions, including the requirement that it distribute at least 90% of its taxable income. Global Real Estate Companies, including REITs, tend to be medium-sized companies in relation to the equity markets as a whole. REITs (and certain non-U.S. entities taxed similar to REITs) are not taxed on their income if, among other things, they distribute to their shareholders substantially all of their taxable income (other than net capital gains) for each taxable year. In addition to dividends, REITs (and certain non-U.S. entities taxed similar to REITs) may realize capital gains by selling properties or other assets that have appreciated in value. The Fund intends to use dividends and capital gains distributions of REITs and other Global Real Estate Companies to achieve the current income component of its investment objective of total return. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that is similar to a REIT, except that a REOC has not elected to be taxed as a REIT and, therefore, does not have a requirement to distribute any of its taxable income. REOCs also are more flexible than REITs in terms of the types of real estate investments they can make.

148	Prospectus	Specialty Funds

Many Global Real Estate Companies have diverse operations, with products or services in markets other than their home market. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies.

In selecting investments for the Fund, LaSalle Securities employs a research-based investment process that combines top-down market research, bottom-up company analysis and a quantitative assessment of relative value.

Top-down market research is employed to yield an understanding of economic conditions and real estate fundamentals. In assessing fundamentals, LaSalle Securities considers information derived from the extensive research and property management organization of its affiliates located in key markets around the world. Bottom-up company analysis is focused on understanding each company’s risk profile and growth prospects through a detailed review of their property portfolio, business strategy, capital structure and management capabilities.

The quantitative assessment of relative value includes the use of a proprietary valuation model to rank companies on the basis of premiums and discounts to “intrinsic value.” Intrinsic value is an assessment of where a company’s stock should trade taking into consideration the value of its properties, the impact of its management, and prevailing market conditions. LaSalle Securities also estimates the NAV of the companies (i.e., estimated real estate market value of a company’s assets less its liabilities) in which it invests. LaSalle Securities utilizes a relative valuation process in which it analyzes both the intrinsic value and NAV calculation results in relation to company market prices in the buy/hold/sell decision-making process of the Fund.

LaSalle Securities considers several primary factors in determining to sell a security, which may include: (i) whether the security’s price, as compared to its intrinsic value and/or NAV, is high relative to other companies in the same sector or the Fund’s investment universe; (ii) anticipated changes in earnings, real estate and capital market conditions, economic, political or social conditions and the company’s risk profile; (iii) whether the security’s percentage of the total portfolio exceeds the target percentage; and (iv) tactical shifts among property and country sectors. LaSalle Securities also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Concentration Risk. Because the Fund invests more than 25% of its total assets in the real estate industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of global real estate securities.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Management Risk. Fund performance is primarily dependent on LaSalle Securities’ skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different

Specialty Funds	Prospectus	149

sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the securities of larger companies, and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

■

Non-Diversification Risk. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under Federal law. Compared with “diversified” funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

■

Real Estate Industry Risk. Investment risks associated with investing in real estate securities, in addition to other risks, include rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers and tenants. To the extent the Fund’s investments are concentrated in particular geographical regions or types of real estate companies, the Fund may be subject to certain of these risks to a greater degree.

■

REIT-Related Risk. The value of the Fund’s securities of a REIT may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, loss of REIT Federal tax status or changes in laws and/or rules related to that status, or the REIT’s failure to maintain its exemption from registration under the Investment Company Act of 1940, as amended. In addition, the Fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

■

REOC-Related Risk. REOCs are not required to pay any specific level of income as dividends, and there is no minimum restriction on the number of owners or limits on ownership concentration. The value of the Fund’s REOC securities may be adversely affected by certain of the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the favorable Federal tax treatment that is accorded a REIT. In addition, the Fund may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.

Performance

The Fund has not been in operation for a full calendar year; and, therefore, it does not have performance information to include in a bar chart or performance table.

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO) and subadvised by LaSalle Investment Management Securities, LLC (LaSalle US). LaSalle US delegates to its affiliate, LaSalle Investment Management Securities, B.V. (LaSalle BV, and collectively with LaSalle US, LaSalle Securities), portfolio management responsibilities for Fund assets allocated to European investments.

Portfolio Managers

Each of George J. Noon, CFA, Portfolio Manager, Keith R. Pauley, CFA, Portfolio Manager and Stanley J. Kraska, Jr., Portfolio Manager, of LaSalle US, and Ernst-Jan de Leeuw, Portfolio Manager, of LaSalle BV, has managed the Fund since its inception in April, 2013.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

150	Prospectus	Specialty Funds

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R and Class Y:
Please check with your selling broker-dealer, plan administrator or third party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Specialty Funds	Prospectus	151

Ivy Real Estate Securities Fund

Objective

To seek to provide total return through capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		5.75%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.51%	0.81%	0.47%	1.00%	0.22%	0.36%	0.09%	0.22%
Total Annual Fund Operating Expenses	1.66%	2.71%	2.37%	2.15%	1.12%	1.76%	0.99%	1.37%
Fee Waiver and/or Expense Reimbursement[3,4,5]	0.10%	0.10%	0.10%	0.48%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	2.61%	2.27%	1.67%	1.02%	1.66%	0.89%	1.27%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, has contractually agreed to reduce the management fee paid by the Fund by an annual rate of 0.10% of average daily net assets. Prior to that date, the reduction may not be terminated by IICO or the Board of Trustees.

[4]

Through July 31, 2015, IICO, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class E shares at 1.67%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[5]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

152	Prospectus	Specialty Funds

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one-year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,059	$1,416	$2,419
Class B Shares	664	1,132	1,526	2,781
Class C Shares	230	730	1,256	2,699
Class E Shares	755	1,226	1,722	3,079
Class I Shares	104	346	607	1,354
Class R Shares	169	544	945	2,065
Class R6 Shares	91	305	537	1,204
Class Y Shares	129	424	740	1,638

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,059	$1,416	$2,419
Class B Shares	264	832	1,426	2,781
Class C Shares	230	730	1,256	2,699
Class E Shares	755	1,226	1,722	3,079
Class I Shares	104	346	607	1,354
Class R Shares	169	544	945	2,065
Class R6 Shares	91	305	537	1,204
Class Y Shares	129	424	740	1,638

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

Ivy Real Estate Securities Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the real estate or real estate-related industries. “Real estate” securities include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, leasing, management, financing or sale of residential, commercial or industrial real estate. “Real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Fund does not directly invest in real estate.

Most of the Fund’s real estate securities portfolio consists of securities issued by real estate investment trusts (REITs) and other real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation (or a trust or association that otherwise would be taxable as such) that invests in real estate, mortgages on real estate or shares issued by other REITs and qualifies for pass-through Federal tax treatment provided it meets certain conditions, including the requirement that it distribute at least 90% of its taxable income. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that makes similar investments, except that a REOC has not elected to be taxed as a REIT and, therefore, among other differences, does not have a requirement to distribute any of its taxable income. REOCs also are more flexible than REITs in terms of what types of real estate investments they can make. At times, the Fund may invest a significant portion of its total assets in a limited number of issuers.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund’s investment subadviser, Advantus Capital Management, Inc. (Advantus Capital), primarily utilizes a bottom-up fundamental stockpicking approach in selecting securities for investment by the Fund, which may include consideration of factors such as an issuer’s financial condition and valuation, capital structure and risk, income durability, dividend sustainability, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition. The Fund then generally invests in those issuers that Advantus Capital believes have potential for long-term sustainable growth in earnings, or those trading at discounts to the underlying value of assets owned. As part of its investment process, Advantus Capital also considers macro-economic and technical factors impacting real estate securities.

Specialty Funds	Prospectus	153

Advantus Capital considers various indicators in determining to sell a security, which may include the following: target valuation is reached and operating performance is not sustainable, company fundamentals have deteriorated or do not meet expectations, and economics, financial market or sector of the real estate industry has weakened. Advantus Capital also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Concentration Risk. Because the Fund invests more than 25% of its total assets in the real estate industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of real estate and real estate related securities.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Holdings Risk. The Fund typically holds a limited number of stocks, and the Fund’s managers also tend to invest a significant portion of the Fund’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities or if the Fund’s managers invested a greater portion of the Fund’s total assets in a larger number of stocks.

■	Income Risk. The risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. The value of dividend-paying common stocks, including equity REITs, can decline when interest rates rise. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Management Risk. Fund performance is primarily dependent on Advantus Capital’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Real Estate Industry Risk. Investment risks associated with investing in real estate securities, in addition to other risks, include rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers and tenants.

154	Prospectus	Specialty Funds

■

REIT-Related Risk. The value of the Fund’s securities of a REIT may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, loss of REIT Federal tax status or changes in laws and/or rules related to that status, or the REIT’s failure to maintain its exemption from registration under the Investment Company Act of 1940, as amended. In addition, the Fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

■

REOC-Related Risk. REOCs are not required to pay any specific level of income as dividends, and there is no minimum restriction on the number of owners or limits on ownership concentration. The value of the Fund’s REOC securities may be adversely affected by certain of the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the favorable Federal tax treatment that is accorded a REIT. In addition, the Fund may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 29.60% (the third quarter of 2009) and the lowest quarterly return was -36.81% (the fourth quarter of 2008). The Class A return for the year through June 30, 2014 was 16.72%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	-5.06%	12.99%	6.56%
Return After Taxes on Distributions	-5.49%	12.57%	5.74%
Return After Taxes on Distributions and Sale of Fund Shares	-2.68%	10.31%	5.28%
Class B
Return Before Taxes	-4.31%	12.80%	5.98%
Class C
Return Before Taxes	0.00%	13.45%	6.34%
Class E (began on 04-02-2007)
Return Before Taxes	-5.17%	13.13%	-0.92%
Class I (began on 04-02-2007)
Return Before Taxes	1.29%	15.08%	0.71%

Specialty Funds	Prospectus	155

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class R (began on 12-29-2005)
Return Before Taxes	0.65%	14.43%	3.82%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	1.04%	14.84%	7.58%

Indexes	1 Year	5 Years	10 Years
Wilshire US Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	2.14%	16.82%	8.41%
Lipper Real Estate Funds Universe Average (net of fees and expenses)	1.72%	16.41%	7.77%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO) and subadvised by Advantus Capital Management, Inc. (Advantus Capital).

Portfolio Managers

Matthew K. Richmond, Vice President and Portfolio Manager of Advantus Capital, has managed the Fund since January 2014, and Lowell R. Bolken, Vice President and Portfolio Manager of Advantus Capital, has managed the Fund since April 2006.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

156	Prospectus	Specialty Funds

Ivy Science and Technology Fund

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		5.75%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.20%	0.23%	0.16%	0.57%	0.18%	0.28%	0.05%	0.18%
Total Annual Fund Operating Expenses	1.26%	2.04%	1.97%	1.63%	0.99%	1.59%	0.86%	1.24%
Fee Waiver and/or Expense Reimbursement[3,4]	0.00%	0.00%	0.00%	0.20%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	2.04%	1.97%	1.43%	0.99%	1.59%	0.86%	1.24%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund’s Class E shares at 1.43%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Specialty Funds	Prospectus	157

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$696	$952	$1,227	$2,010
Class B Shares	607	940	1,198	2,169
Class C Shares	200	618	1,062	2,296
Class E Shares	732	1,101	1,493	2,581
Class I Shares	101	315	547	1,213
Class R Shares	162	502	866	1,889
Class R6 Shares	88	274	477	1,061
Class Y Shares	126	393	681	1,500

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$696	$952	$1,227	$2,010
Class B Shares	207	640	1,098	2,169
Class C Shares	200	618	1,062	2,296
Class E Shares	732	1,101	1,493	2,581
Class I Shares	101	315	547	1,213
Class R Shares	162	502	866	1,889
Class R6 Shares	88	274	477	1,061
Class Y Shares	126	393	681	1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Ivy Science and Technology Fund invests primarily in the equity securities of science and technology companies around the globe. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of science or technology companies. Such companies may include companies that, in the opinion of IICO, derive a competitive advantage by the application of scientific or technological developments or discoveries to grow their business or increase their competitive advantage. Science and technology companies are companies whose products, processes or services, in the opinion of IICO, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund also may invest in companies that utilize science and/or technology as an agent of change to significantly enhance their business opportunities. The Fund may invest in securities issued by companies of any size, and may invest without limitation in foreign securities, including securities of issuers within emerging markets.
IICO typically emphasizes growth potential in selecting stocks; that is, IICO seeks companies in which earnings are likely to grow faster than the economy. IICO aims to identify strong secular trends within industries and then applies a largely bottom-up stock selection process by considering a number of factors in selecting securities for the Fund’s portfolio. These may include but are not limited to a company’s growth potential, earnings potential, quality of management, valuation, financial statements, industry position/market size potential and applicable economic and market conditions, as well as whether a company’s products and services have high barriers to entry. The Fund typically holds a limited number of stocks (generally 45 to 65).

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

158	Prospectus	Specialty Funds

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Concentration Risk. Because the Fund invests more than 25% of its total assets in the science and technology industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of science and technology related securities.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

■

Holdings Risk. The Fund typically holds a limited number of stocks (generally 45 to 65), and the Fund’s portfolio manager also tends to invest a significant portion of the Fund’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities or if the Fund’s portfolio manager invested a greater portion of the Fund’s total assets in a larger number of stocks.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Specialty Funds	Prospectus	159

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the securities of larger companies, and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

■

Science and Technology Industry Risk. Investment risks associated with investing in science and technology securities, in addition to other risks, include: operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and obsolescence of existing technology.

■

Small Company Risk. Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 19.75% (the first quarter of 2012) and the lowest quarterly return was -15.50% (the third quarter of 2011). The Class A return for the year through June 30, 2014 was 5.82%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	43.27%	21.85%	13.33%
Return After Taxes on Distributions	42.40%	21.29%	12.71%
Return After Taxes on Distributions and Sale of Fund Shares	25.52%	18.00%	11.15%
Class B
Return Before Taxes	46.85%	22.14%	12.89%
Class C
Return Before Taxes	50.96%	22.40%	13.10%

160	Prospectus	Specialty Funds

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class E (began on 04-02-2007)
Return Before Taxes	43.07%	21.84%	12.84%
Class I (began on 04-02-2007)
Return Before Taxes	52.47%	23.73%	14.69%
Class R (began on 12-29-2005)
Return Before Taxes	51.54%	23.02%	13.07%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y
Return Before Taxes	52.08%	23.42%	14.15%

Indexes	1 Year	5 Years	10 Years
S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	34.57%	23.09%	7.92%
Lipper Science & Technology Funds Universe Average (net of fees and expenses)	35.91%	22.39%	7.61%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Zachary H. Shafran, Senior Vice President of IICO, has managed the Fund since February 2001.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Specialty Funds	Prospectus	161

Ivy Money Market Fund

Objective

To seek to provide current income consistent with maintaining liquidity and preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges. In addition, Class C shares of the Fund are not available for direct investments.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class E
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None
Maximum Account Fee	$20	[2]	None		$20	[2]	$20	[2]

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E
Management Fees	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	None	1.00%	1.00%	None
Other Expenses	0.29%	0.34%	0.23%	0.33%
Total Annual Fund Operating Expenses	0.69%	1.74%	1.63%	0.73%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares if they were exchanged from Class A shares of another Ivy Fund (or, in certain circumstances, Waddell & Reed Advisors Funds) that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within twelve months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$70	$221	$384	$859
Class B	577	848	1,044	1,773
Class C	166	514	887	1,933
Class E	75	233	406	906

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$70	$221	$384	$859
Class B	177	548	944	1,773
Class C	166	514	887	1,933
Class E	75	233	406	906

Principal Investment Strategies

Ivy Money Market Fund seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a nationally recognized statistical rating organizations (NRSROs) or, if unrated, determined by Ivy Investment Management Company (IICO), the Fund’s investment manager, to be of comparable quality. The Fund seeks, as well, to maintain a NAV of $1.00 per share. The Fund maintains a dollar-weighted average maturity of

162	Prospectus	Money Market Fund

60 calendar days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days or, for securities rated in the second highest rating category by the requisite NRSROs (or, if unrated, determined by IICO to be of comparable quality to such securities), not more than 45 calendar days.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio. These may include the credit quality of the particular issuer or guarantor of the security, along with the liquidity, maturity and yield, as well as the industry sector of the issuer of the security.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7 under the Investment Company Act of 1940, as amended. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Amortized Cost Risk. In the event that the Board of Trustees (Board) determines that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of Fund shares or liquidating the Fund.

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■	Income Risk. The risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Money Market Fund Regulatory Risk. As a money market fund, the Fund is subject to the specific rules governing money market funds and is subject to regulation by the Securities and Exchange Commission (SEC). In July 2014, the SEC adopted final rules governing money market funds, which take effect between nine and twenty-four months following their effective date. These changes and other proposed amendments to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Fund.

■

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Money Market Fund	Prospectus	163

The Fund’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s most recent 7-day yield.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the
highest quarterly return was 1.20% (the
fourth quarter of 2006) and the lowest
quarterly return was 0.00% (the second
and third quarters of 2010, the first,
second, third and fourth quarters of
2011, the first, second, third and fourth
quarters of 2012 and the first, second,
third and fourth quarters of 2013). As
of December 31, 2013, the 7-day yield
was equal to 0.02%. Yields are
compiled by annualizing the average
daily dividend per share during the time
period for which the yield is presented.
The Class A return for the year through
June 30, 2014 was 0.01%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years (or Life of Class)
Class A	0.02%	0.19%	1.45%
Class B	-3.98%	-0.13%	0.96%
Class C (Class C shares of the Fund are not available for direct investments. However, you may continue to exchange into Class C shares from another Ivy Fund.)	0.02%	0.07%	0.97%
Class E (began on 04-02-2007)	0.02%	0.17%	0.90%

Index	1 Year	5 Years	10 Years
Lipper Money Market Funds Universe Average (net of fees and expenses)	0.01%	0.05%	1.41%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Mira Stevovich, Vice President of IICO, has managed the Fund since June 2000.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to Waddell & Reed Services Company, doing business as WI Services Company (WISC), P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges. In addition, Class C shares of the Fund are not available for direct investments.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50

164	Prospectus	Money Market Fund

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Money Market Fund	Prospectus	165

Additional Information about Principal Investment Strategies, Other Investments and Risks

Ivy Core Equity Fund: The Fund seeks to achieve its objective to provide capital growth and appreciation by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, primarily in common stocks of large capitalization, U.S. and foreign companies that IICO believes are high-quality, globally dominant, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have dominant positions in their industries. There is no guarantee, however, that the Fund will achieve its objective.

IICO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its securities-selection process. From a top-down perspective, IICO seeks to identify current trends or themes which indicate specific industries that have the potential to experience multi-year growth. IICO considers various thematic catalysts in its analysis, including major macro-economic and political forces, cyclical inflections, changes in consumer behavior and technology shifts. Once a trend or theme is identified, IICO seeks to invest in what it believes are dominant companies that will benefit from these trends or themes, including companies that IICO believes have long-term earnings potential greater than market expectations.

Through its bottom-up stock selection, IICO searches for companies for which it believes market expectations are too low with regard to the company’s ability to grow its business.

In selecting securities for the Fund, IICO may consider whether a company has new products to introduce, has undergone cost restructuring or a management change, or has improved its execution, among other factors.

IICO attempts to select securities that it believes have growth possibilities by looking at many factors that may include a company’s: projected long-term earnings power compared to market expectations over a multi-year horizon, competitive position in the global economy, history of improving sales and profits, management strength, established brand, leadership position in its industry, stock price value, potential earnings catalyst, dividend payment history, anticipated future dividend yield, and prospects for capital return in the form of dividends and stock buybacks.

The Fund also may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

The Fund may invest in derivative instruments in seeking to hedge its current holdings, including the use of futures or options contracts on broad U.S. equity indexes.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Core Equity Fund is subject to various risks, including the following:

■ Company Risk ■ Foreign Exposure Risk ■ Growth Stock Risk ■ Holdings Risk ■ Large Company Risk	■ Management Risk ■ Market Risk ■ Theme Risk ■ Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Core Equity Fund may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Securities Risk ■ Interest Rate Risk	■ Mid Size Company Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Dividend Opportunities Fund: The Fund seeks to achieve its objective to provide total return by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities. IICO seeks companies that it believes demonstrate favorable prospects for total return. There is no guarantee, however, that the Fund will achieve its objective.

166	Prospectus

IICO attempts to select securities by considering a company’s ability to sustain, and potentially increase, its dividend payments, thereby returning value to its shareholders. IICO also seeks companies that it believes possess strong balance sheets and a strong dividend payout ratio, sustainable business models and earnings power, and high free cash flow yields.

The Fund’s emphasis on a steady return through investments in dividend-paying securities may temper its ability to achieve considerable appreciation in value of its holdings.

Because, for Federal income tax purposes, “qualified dividend income” received by individual and certain other non-corporate shareholders is taxed at a maximum rate of 20% (provided that certain holding period and other requirements are met), IICO believes that the tax treatment of qualified dividend income may benefit companies that regularly issue dividends.

Although the Fund invests primarily in U.S. securities, it may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

While the Fund invests primarily in dividend-paying equity securities, it also may invest up to 20% of its net assets in debt securities in seeking to achieve its objective. To the extent the Fund invests in debt securities, the Fund intends to primarily invest in investment-grade debt securities, that is, bonds rated BBB- or higher by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality.

The Fund may invest in publicly traded partnerships (often referred to as master limited partnerships (MLPs)). An MLP is an investment that combines the tax benefits of a partnership with the liquidity of publicly traded securities. The MLPs in which the Fund may invest are primarily engaged in investing in oil and gas-related businesses, including energy processing and distribution. The Fund’s investments in MLPs will be limited by tax considerations. The Fund also may invest in securities issued by REITs.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its objective.

Principal Risks. An investment in Ivy Dividend Opportunities Fund is subject to various risks, including the following:

■ Company Risk ■ Dividend-Paying Stock Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk ■ Holdings Risk	■ Large Company Risk ■ Management Risk ■ Market Risk ■ Sector Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Dividend Opportunities Fund may be subject to other, non-principal risks, including the following:

■ Credit Risk ■ Derivatives Risk ■ Growth Stock Risk ■ Interest Rate Risk ■ Mid Size Company Risk	■ MLP Risk ■ REIT-Related Risk ■ Small Company Risk ■ Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Large Cap Growth Fund: The Fund seeks to achieve its objective to provide growth of capital by investing primarily in a diversified portfolio of common stocks issued by growth-oriented, large capitalization or mid capitalization U.S. and, to a lesser extent, foreign companies that IICO believes have appreciation possibilities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in large capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. The Fund seeks to generate solid returns while striving to protect against downside risks. There is no guarantee, however, that the Fund will achieve its objective.

In selecting securities for the Fund, IICO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, proprietary technology, cost structure, scale, or distribution advantages. IICO’s process for selecting stocks is based primarily on fundamental research but does utilize quantitative analysis during the screening process. From a quantitative standpoint, IICO concentrates on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth

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rates and valuations. IICO’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term. Additional focus is given to those companies that appear well positioned to benefit from secular trends embedded in the marketplace (e.g., demographics, deregulation, capital spending trends, etc.).

The Fund invests primarily in common stocks but also may own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. Additionally, the Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Large Cap Growth Fund is subject to various risks, including the following:

■ Company Risk ■ Foreign Exposure Risk ■ Growth Stock Risk ■ Holdings Risk	■ Large Company Risk ■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Large Cap Growth Fund may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Securities Risk	■ Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Micro Cap Growth Fund: The Fund seeks to achieve its objective to provide growth of capital by investing in various types of equity securities of primarily U.S. and foreign micro capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of micro capitalization companies. Micro capitalization companies typically are companies with float-adjusted market capitalizations below $1 billion at the time of acquisition. A float-adjusted market capitalization includes only those shares that are available to the public for trading. There is no guarantee, however, that the Fund will achieve its objective.

Equity securities of a company whose capitalization exceeds the micro capitalization range after purchase will not be sold solely because of its increased capitalization. The Fund’s investment in equity securities may include common stocks that are offered in IPOs. The Fund may occasionally invest in equity securities of larger companies.

In selecting equity securities for the Fund, WSA primarily looks for companies exhibiting extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision. In selecting securities with earnings growth potential, WSA may consider such factors as a company’s competitive market position, quality of management, growth strategy, industry trends, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain or improve its current rate of growth. In seeking to achieve its investment objective, the Fund also may invest in equity securities of companies that WSA believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors. The Fund may invest a large percentage of its assets in a relatively limited number of sectors.

The Fund may invest up to 25% of its total assets in foreign securities. Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

In addition to common stocks, the Fund may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

When WSA believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which WSA believes are of comparable high quality. Subject to the Fund’s

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investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Micro Cap Growth Fund is subject to various risks, including the following:

■ Company Risk ■ Growth Stock Risk ■ Initial Public Offering Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Small Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Micro Cap Growth Fund may be subject to other, non-principal risks, including the following:

■ Foreign Exposure Risk ■ Foreign Securities Risk	■ Sector Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Mid Cap Growth Fund: The Fund seeks to achieve its objective to provide growth of capital by investing primarily in a diversified portfolio of U.S. and, to a lesser extent, foreign mid capitalization companies that IICO believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of mid-capitalization companies. The Fund primarily focuses on mid capitalization growth companies that IICO believes have the potential to become large capitalization companies, which may include companies that are offered in initial public offerings (IPOs). Mid capitalization companies typically are companies with market capitalizations within the range of companies in the Russell Midcap Growth Index at the time of acquisition. As of June 30, 2014, this range of market capitalizations was between approximately $1.6 billion and $29.9 billion. Securities of a company whose capitalization exceeds the mid capitalization range after purchase will not be sold solely because of the company’s increased capitalization. There is no guarantee, however, that the Fund will achieve its objective.

As noted, IICO utilizes a primarily bottom-up approach in its selection of securities for the Fund, and focuses on companies it believes have strong growth profiles, profitability, attractive valuations and sound capital structures. Other desired characteristics may include a leading market position, the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders, and a high gross margin and return on equity with low debt. IICO also may consider a company’s dividend yield. Part of IICO’s investment process includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence, and corporate spending.

The Fund’s holdings tend to be allocated across a spectrum of growth companies comprised of three major categories: greenfield growth (companies that possess innovative products or services that IICO believes have the potential to turn into solid growth companies over the longer term); stable growth (companies that IICO believes are well-managed, have durable business models and are producing moderate and reliable earnings growth but that are not the fastest growth companies in the marketplace); and unrecognized growth (companies, in IICO’s view, whose future growth prospects are either distrusted or misunderstood, or whose growth has slowed from historical levels, but still have the potential to deliver or reassert growth).

The Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade, that is, rated BBB- or higher by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality.

The Fund may utilize derivative instruments, including futures on domestic indexes and options, both written and purchased, on an index or on individual or baskets of equity securities, in seeking to gain exposure to certain sectors, to enhance income, and/or to hedge certain event risks on positions held by the Fund and to hedge market risk on equity securities. The Fund also may invest in ETFs as a means of gaining exposure to a particular segment of the market.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. Moreover, the Fund may choose to invest in companies whose sales and earnings growth generally are stable through a variety of economic conditions. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

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Principal Risks. An investment in Ivy Mid Cap Growth Fund is subject to various risks, including the following:

■ Company Risk ■ Growth Stock Risk ■ Management Risk	■ Market Risk ■ Mid Size Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Mid Cap Growth Fund may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk ■ Initial Public Offering Risk	■ Investment Company Securities Risk ■ Large Company Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Growth Fund: The Fund seeks to achieve its objective to provide growth of capital by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small capitalization companies. The Fund invests primarily in common stocks of small capitalization companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where IICO believes there is an opportunity for higher growth than in established companies or industries. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Fund will achieve its objective.

IICO considers quality of management and superior financial characteristics (for example, return on assets, return on equity, operating margin) in its search for companies, thereby focusing on what it believes are higher-quality companies. IICO seeks companies that it believes exhibit successful and scalable business models by having one or more of the following characteristics: a company that is a leader in its industry, that features the involvement of the founder, that demonstrates a strong commitment to shareholders, that is serving a large and/or fast-growing market opportunity or that emphasizes organic growth. IICO believes that such companies generally have a replicable business model that allows for sustained growth.

The Fund’s portfolio tends to be allocated across a spectrum of growth companies comprised of four major categories (listed in descending order of valuation): aggressive growth (often young companies that are early entrants to new industries or market opportunities); accelerating growth (companies growing somewhat quickly but less aggressively and delivering solid margin expansion); consistent growth (companies that are growing still more slowly but remain stable, reliable competitors in attractive industries), and out of favor growth (companies whose valuations have been reduced but that IICO believes continue to possess potential growth prospects).

The focus on holding an investment is intermediate to long-term. IICO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company’s ability to grow and gain market share and/or the company’s founder departs.

For purposes of this Fund, small capitalization companies typically are companies with market capitalizations within the range of companies in the Russell 2000 Growth Index at the time of acquisition. As of June 30, 2014, this range of market capitalizations was between approximately $143.1 million and $4.5 billion. Equity securities of a company whose capitalization exceeds the small capitalization range after purchase will not be sold solely because of the company’s increased capitalization. From time to time, the Fund also may invest a lesser portion of its assets in securities of mid and large capitalization companies (that is, companies with market capitalizations larger than that defined above) that, in IICO’s opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above-average growth.

In addition to common stocks, the Fund may invest in: securities convertible into common stocks; preferred stocks; and debt securities that are mostly of investment grade.

The Fund may invest up to 25% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

The Fund may invest in ETFs to gain industry exposure not otherwise available through direct investments in small capitalization securities. The Fund also may invest in derivative instruments, primarily total return swaps, futures on domestic equity indexes and options, both written and purchased, in an attempt to increase exposure to various equity sectors and markets or to hedge market risk on individual equity securities.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the

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U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. The Fund also may invest in more established companies, such as those with longer operating histories than many small capitalization companies. Additionally, it may increase the number of issuers in which it invests and thereby limit the Fund’s position size in any particular security. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Small Cap Growth Fund is subject to various risks, including the following:

■ Company Risk ■ Growth Stock Risk ■ Initial Public Offering Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Small Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Small Cap Growth Fund may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk	■ Investment Company Securities Risk ■ Large Company Risk ■ Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Value Fund: The Fund seeks to achieve its objective to provide capital appreciation by investing primarily in various types of equity securities of small capitalization U.S. and, to a lesser extent, foreign companies that IICO believes are undervalued. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested, at the time of purchase, in common stocks of small capitalization companies. There is no guarantee, however, that the Fund will achieve its objective.

For purposes of this Fund, small capitalization companies typically are companies with market capitalizations within the range of companies in the Russell 2000 Value Index at the time of acquisition. As of June 30, 2014, this range of market capitalizations was between approximately $156.5 million and $4.4 billion. Equity securities of a company whose capitalization exceeds the small capitalization range after purchase will not be sold solely because of the company’s increased capitalization. From time to time, the Fund also may invest a lesser portion of its assets in securities of mid and large capitalization companies (that is, companies with market capitalizations larger than that defined above), as well as securities of growth-oriented companies.

In selecting value stocks and other equity securities, IICO makes an assessment of the current state of the economy, examines various industry sectors, and analyzes individual companies in the small capitalization universe. IICO primarily focuses on equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that IICO believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control or corporate restructuring, or developed new products or services that may improve their business prospects or competitive position or corporate visibility. In assessing relative value, IICO considers factors such as a company’s ratio of market price to earnings, ratio of enterprise value to operating cash flow, ratio of market price to book value, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, quality of management and competitive market position.

In selecting securities, IICO seeks companies with a significant difference between a company’s current market price and its intrinsic value as estimated by IICO and also considers a company’s industry structure, growth opportunities, management effectiveness, financial leverage, competitive position, product offering, industry cycles and economic variables. In seeking to achieve its investment objective, the Fund also may invest in equity securities of companies that IICO believes show potential for sustainable earnings growth above the average market growth rate.

The Fund may invest in shares of BDCs subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (1940 Act). BDCs are a type of closed-end investment company regulated by the 1940 Act and typically invest in, and lend to, small and medium-sized private companies that may not have access to public equity markets for capital raising. BDCs must invest at least 70% of the value of their total assets in certain asset types, which typically are the securities of private U.S. businesses, and must make available significant managerial assistance to the issuers of such securities.

The Fund may invest in publicly traded partnerships (often referred to as master limited partnerships (MLPs)). An MLP is an investment that combines the tax benefits of a partnership with the liquidity of publicly traded securities. The Fund’s investments in MLPs will be limited by tax considerations.

The Fund primarily invests in common stocks; however, it may invest, to a lesser extent, in preferred stocks and other securities convertible into equity securities. The Fund may invest up to 25% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with

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products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

The Fund also may invest in derivative instruments, including written options on individual equity securities, in seeking to gain exposure to, or facilitate trading in, certain securities or market sectors; it also may utilize derivative instruments to generate additional income from written option premiums. In addition, the Fund may invest in ETFs.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. The Fund also may invest in more established companies, such as those with longer operating histories than many small capitalization companies. Additionally, it may increase the number of issuers in which it invests and thereby limit the Fund’s position size in any particular security. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. Other defensive tactics that may be used by IICO include holding smaller position sizes in individual holdings and/or being more broadly diversified across sectors and industries. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Small Cap Value Fund is subject to various risks, including the following:

■ Catalyst Risk ■ Company Risk ■ Holdings Risk ■ Initial Public Offering Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Small Company Risk ■ Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Small Cap Value Fund may be subject to other, non-principal risks, including the following:

■ Business Development Company Securities Risk ■ Derivatives Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk ■ Growth Stock Risk	■ Investment Company Securities Risk ■ Large Company Risk ■ Mid Size Company Risk ■ MLP Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Tax-Managed Equity Fund: The Fund seeks to achieve its objective to provide growth of capital while minimizing taxable gains and income to shareholders by investing primarily in a diversified portfolio of common stocks of U.S. and, to a lesser extent, foreign companies that IICO considers to be high quality and attractive in their long-term investment potential. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. IICO seeks stocks of growth-oriented companies which it believes to have above-average levels of profitability and the ability to sustain growth over the long term. There is no guarantee, however, that the Fund will achieve its objective.

IICO typically seeks companies with defensible, and therefore sustainable, competitive advantages in their fields. Current demand and faster growing economies are also important factors.

The Fund attempts to achieve high after-tax returns for its shareholders by balancing investment considerations and Federal income tax considerations. The Fund seeks to minimize distributions of net investment income and realized net short-term capital gains (taxed as ordinary income), as well as distributions of net long-term capital gains; although, there may be times and/or market environments where the Fund will purchase companies that are actively paying and/or increasing dividends. The Fund seeks to achieve returns primarily in the form of price appreciation (i.e., increases in its NAV per share), which is not subject to Federal income tax until shares are redeemed.

IICO ordinarily uses one or more of the following strategies in its management of the Fund:

■	a long-term, low turnover approach to investing

■	an emphasis on lower-yielding securities

■	an attempt to avoid realizing net short-term capital gains

■	in the sale of portfolio securities, selection of the most tax-favored lots

■	selective tax-advantaged hedging techniques as an alternative to taxable sales, which may include utilizing derivative instruments on individual equity securities

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The Fund also may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies. The Fund also may invest in preferred stocks and debt securities that are primarily of investment grade.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Notwithstanding the Fund’s use of tax-management investment strategies, the Fund may have taxable income and may realize net capital gains from time to time. In addition, investors purchasing Fund shares when the Fund has large undistributed realized net capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund’s assets. Additionally, state or Federal tax laws or regulations may be amended at any time and may include changes to applicable tax rates or capital gain holding periods that may be adverse to the Fund’s shareholders.

Principal Risks. An investment in Ivy Tax-Managed Equity Fund is subject to various risks, including the following:

■ Company Risk ■ Foreign Exposure Risk ■ Growth Stock Risk ■ Holdings Risk ■ Large Company Risk	■ Management Risk ■ Market Risk ■ Mid Size Company Risk ■ Tax-Managed Strategy Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Tax-Managed Equity Fund may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Securities Risk	■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Value Fund: The Fund seeks to achieve its objective to provide capital appreciation by primarily investing, for the long term, in the common stocks, and to a lesser extent, preferred stock, of large capitalization U.S. and, to a lesser extent, foreign companies that IICO believes are undervalued. Large capitalization companies typically are companies with market capitalizations of at least $10 billion at the time of acquisition. The Fund seeks to invest in stocks that are, in the opinion of IICO, undervalued, trading at a significant discount relative to the intrinsic value of the company as estimated by IICO and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. There is no guarantee, however, that the Fund will achieve its objective.

To identify securities for the Fund, IICO primarily utilizes fundamental bottom-up research while considering top-down (assess the market environment) and quantitative analysis. In general, in selecting securities for the Fund, IICO evaluates market risk, interest rate trends and the economic climate. It then considers numerous factors in its analysis of individual issuers and their stocks, which may include: estimated intrinsic value of the company using various valuation metrics, historical earnings growth, future expected earnings growth, company’s position in its industry, industry conditions, competitive strategy, management capabilities, free cash flow potential, and internal or external catalysts for change. IICO does not generally overweight or underweight particular sectors as an investment management strategy. Sector weights emerge from the individual stock picking process.

The Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

The Fund may invest in publicly traded partnerships (often referred to as MLPs). An MLP is an investment that combines the tax benefits of a partnership with the liquidity of publicly traded securities. The Fund’s investments in MLPs will be limited by tax considerations.

The Fund also may invest in derivative instruments, primarily options, both written and purchased, on individual equity securities, in seeking to generate additional income from written option premiums, or to gain exposure to, or facilitate trading in, certain securities. The Fund also may utilize derivative instruments, primarily futures on domestic equity indexes, in an attempt to hedge market risk on equity securities.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master

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demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Value Fund is subject to various risks, including the following:

■ Catalyst Risk ■ Company Risk ■ Foreign Exposure Risk ■ Holdings Risk	■ Large Company Risk ■ Management Risk ■ Market Risk ■ Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Value Fund may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Securities Risk ■ Mid Size Company Risk	■ MLP Risk ■ Sector Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Bond Fund: The Fund seeks to achieve its objective to provide current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. The Fund invests primarily in bonds of U.S. and, to a lesser extent, foreign issuers (for this purpose, “bonds” includes any debt security with an initial maturity greater than one year). There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests in a variety of primarily investment-grade debt securities which include:

■	investment-grade corporate debt obligations and mortgage-backed securities

■

debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including U.S. Treasury bills, notes and bonds and U.S. Treasury inflation-protection securities)

■	investment-grade mortgage-backed securities issued by governmental agencies and financial institutions

■	investment grade asset-backed securities

■	debt obligations of U.S. banks, savings and loan associations and savings banks

The Fund may invest a portion of its assets in investment-grade debt obligations issued by companies in a variety of industries. The Fund may invest in long-term debt securities (maturities of more than ten years), intermediate debt securities (maturities from three to ten years) and short-term debt securities (maturities of less than three years).

In selecting corporate debt securities and their maturities, Advantus Capital seeks to maximize current income by engaging in a risk/return analysis that focuses on various factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

An additional consideration in selecting securities is the ability to obtain a readily available market price for a particular security. Advantus Capital may choose not to buy a security or to hold a lesser amount of the security if the market price for such security is not readily available. Advantus Capital may still buy or hold a security for which a market price is not readily available, but such securities must then be valued at fair value in accordance with valuation policies and procedures approved by the Trust’s Board.

The Fund also may invest a portion of its assets in governmental and non-governmental mortgage-related securities, including CMOs, commercial mortgage-backed securities, and in stripped mortgage-backed securities and asset-backed securities. CMOs are debt obligations typically issued by either a government agency or a private special-purpose entity that are collateralized by residential or commercial mortgage loans or pools of residential mortgage loans. CMOs allocate the priority of the distribution of principal and interest from the underlying mortgage loans among various series. Each series differs from the other in terms of the priority right to receive cash payments from the underlying mortgage loans.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest-only component allows the security holder to receive the interest portion of cash payments, while the principal-only component allows the security holder to receive the principal portion of cash payments.

Asset-backed securities represent interests in pools of consumer and other loans (which may include but are not limited to manufactured housing, credit card, trade or automobile loans). Investors in asset-backed securities are entitled to receive payments of principal and interest received by the pool entity from the underlying consumer loans net of any costs and expenses incurred by the entity.

174	Prospectus

In addition, the Fund may invest lesser portions of its assets in interest rate and other bond futures contracts, preferred stocks and convertible securities. The Fund may invest up to 20% of its total assets in non-investment grade debt securities, commonly called junk bonds, which are more susceptible to the risk of non-payment or default, and may be more volatile than higher-rated debt securities. The Fund also may invest up to 20% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

To help manage or adjust the average duration of its portfolio, or to attempt to hedge against the effects of interest rate changes on current or intended investments in fixed rate securities, the Fund may invest, to a limited extent, in futures contracts or other derivative instruments.

When Advantus Capital believes that a defensive position is desirable, due to present or anticipated market or economic conditions, it may take a number of actions. For example, the Fund may sell longer-term debt securities and buy shorter-term debt securities or invest in money market instruments. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Bond Fund is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Extension Risk ■ Frequent Trading Risk ■ Income Risk ■ Interest Rate Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Mortgage-Backed and Asset-Backed Securities Risk ■ Non-Agency Securities Risk ■ Reinvestment Risk ■ U.S. Government Securities Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Bond Fund may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Exposure Risk	■ Foreign Securities Risk ■ Low-Rated Securities Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Global Bond Fund: The Fund seeks to achieve its primary objective to provide a high level of current income, and its secondary objective of capital appreciation, by investing, during normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of bonds of foreign and U.S. issuers. The Fund may invest in securities issued by foreign or U.S. governments and in securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), issued by foreign or U.S. companies of any size. There is no guarantee, however, that the Fund will achieve its objectives.

Under normal circumstances, the Fund invests at least 40% (or, if IICO deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States). The Fund also may invest in securities of issuers determined by IICO to be in developing or emerging market countries. The Fund may invest up to 100% of its total assets in foreign securities and non-U.S. dollar-denominated securities.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

Bonds and other debt securities may be of any maturity and are primarily of investment grade (except that, for this purpose, a “bond” is any debt security with an initial maturity greater than one year.) The Fund, however, may invest up to 100% of its total assets in non-investment grade bonds, primarily of foreign issuers, or unrated securities determined by IICO to be of comparable quality. Non-investment grade debt securities, commonly called junk bonds, are considered to be more susceptible to the risk of non-payment or default, and may be more volatile than higher-rated debt securities.

The Fund primarily owns debt securities; however, the Fund also may own, to a lesser extent, preferred stocks, common stocks and convertible securities. The Fund may invest in private placements and other restricted securities. The Fund may purchase shares of other investment companies subject to the restrictions and limitations of the 1940 Act. The Fund also may invest in ETFs as a means of gaining exposure to precious metals and other commodities without purchasing them directly although, the Fund also may invest separately in physical commodities.

When consistent with the Fund’s investment objectives, IICO may utilize derivatives, including buying or selling options, futures contracts or forward contracts on a security, an index of securities or a foreign currency, or entering into swaps, including credit default swaps, total return swaps and interest rate swaps. IICO may use these derivatives in seeking to hedge various instruments, for risk management purposes or to seek to increase investment income or gain in the Fund, or to invest in a position not otherwise readily available, to take a fundamental position long or short in a particular currency or for purposes of seeking to mitigate the impact of rising interest rates. With credit default swaps, the Fund may either sell or buy credit protection with respect to bonds or other debt securities pursuant to the terms of these contracts.

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When IICO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, IICO may take any one or more of the following steps with respect to the assets in the Fund’s portfolio:

■	shorten the average maturity of the Fund’s debt holdings

■	hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)

By taking a temporary defensive position in any one or more of these manners, the Fund may not achieve its investment objectives.

Principal Risks. An investment in Ivy Global Bond Fund is subject to various risks, including the following:

■ Capital Repatriation Risk ■ Company Risk ■ Credit Risk ■ Emerging Market Risk ■ Extension Risk ■ Foreign Currency Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk	■ Income Risk ■ Interest Rate Risk ■ Low-Rated Securities Risk ■ Management Risk ■ Market Risk ■ Reinvestment Risk ■ Small Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Global Bond Fund may be subject to other, non-principal risks, including the following:

■ Commodities Risk ■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Investment Company Securities Risk	■ Liquidity Risk ■ Loan Risk ■ Mortgage-Backed and Asset-Backed Securities Risk ■ Private Placements and Other Restricted Securities Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy High Income Fund: The Fund seeks to achieve its objective to provide total return through a combination of high current income and capital appreciation by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments, of U.S. and foreign issuers, the risks of which are, in the judgment of IICO, consistent with the Fund’s objective. There is no guarantee, however, that the Fund will achieve its objective.

In general, the high level of income that the Fund seeks is paid by debt securities rated in the lower rating categories of the NRSROs or unrated securities that are determined by IICO to be of comparable quality; these include debt securities rated BBB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality. Lower-quality debt securities (which include junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

In selecting securities, IICO may look at a number of factors beginning with a primarily bottom-up analysis that includes extensive modeling and talking with a company’s management team, industry consultants and sell-side research to help formulate opinions and progressing to consideration of the current economic environment and industry fundamentals. The Fund primarily owns debt securities that may include debentures, commercial paper, investment grade bonds, mezzanine loans and other similar types of debt instruments and may own fixed income securities of varying maturities.

The Fund also may own, to a lesser degree, preferred stocks, common stocks and convertible securities and other equity securities or warrants generally incidental to the purchase or ownership of a fixed-income instrument or in connection with a reorganization of an issuer. The prices of common stocks and other equity securities, particularly those of smaller companies, tend to fluctuate in the short term. The Fund may invest in private placements and other restricted securities. The Fund may purchase shares of other investment companies subject to the restrictions and limitations of the 1940 Act.

The Fund may invest up to 100% of its total assets in foreign securities, including securities of issuers in emerging markets. Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

The Fund may from time to time utilize forward contracts and futures on a foreign currency or enter into swaps, including credit default swaps and total return swaps. IICO may use these derivatives in seeking to hedge various instruments, for risk management purposes or to seek to increase investment income or gain in the Fund, or to invest in a position not otherwise readily available, to take a fundamental position long or short in a particular currency or for purposes of seeking to mitigate the impact of rising interest rates. With credit default swaps, the Fund may either sell or buy credit protection with respect to bonds or other debt securities.

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When IICO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions and to attempt to reduce the price volatility of the Fund, IICO may take any one or more of the following steps with respect to the Fund’s assets:

■	shorten the average maturity of the Fund’s debt holdings

■	hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)

■	emphasize investment-grade debt securities

By taking a temporary defensive position in any one or more of these manners, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy High Income Fund is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Extension Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk ■ Income Risk ■ Interest Rate Risk	■ Liquidity Risk ■ Loan Risk ■ Low-Rated Securities Risk ■ Management Risk ■ Market Risk ■ Private Placements and Other Restricted Securities Risk ■ Reinvestment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy High Income Fund may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Emerging Market Risk	■ Investment Company Securities Risk ■ Political, Legislative or Regulatory Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Limited-Term Bond Fund: The Fund seeks to achieve its objective to provide current income consistent with preservation of capital by investing in a diversified portfolio of investment-grade, limited-term debt securities (securities with a dollar-weighted average maturity of two to five years) of U.S. issuers and, to a lesser extent, U.S. dollar-denominated securities of foreign issuers. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds with limited-term maturities. The Fund may invest in U.S. government securities, corporate debt securities, mortgage-backed securities including CMOs and other asset-backed securities. The Fund seeks attractive total returns with less volatility than the broad market indexes. There is no guarantee, however, that the Fund will achieve its objective.

The maturity of an asset-backed security is the estimated average life of the security based on certain prescribed models or formulas used by IICO. The maturity of other types of debt securities is the earlier of the call date or the maturity date, as appropriate.

The Fund may invest up to 20% of its total assets in non-investment grade debt securities. The Fund also may own, to a lesser extent, common stocks and convertible securities, including convertible preferred stocks in certain circumstances. The Fund may utilize derivative instruments, including Treasury futures contracts, Treasury swaps and options, for hedging purposes, to take a directional position on interest rates, to attempt to mitigate the impact of rising interest rates, or to manage or adjust the duration of its portfolio.

The Fund may invest in restricted securities that have not been registered for sale under the Securities Act of 1933, as amended, that are determined to be liquid in accordance with procedures adopted by the Trust’s Board.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

When IICO believes that a defensive position is desirable, due to present or anticipated market or economic conditions, it may take a number of actions. For example, the Fund may sell longer-term debt securities and buy shorter-term debt securities or invest in money market instruments. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Limited-Term Bond Fund is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Derivatives Risk ■ Extension Risk ■ Income Risk ■ Interest Rate Risk ■ Large Company Risk	■ Management Risk ■ Market Risk ■ Mortgage-Backed and Asset-Backed Securities Risk ■ Reinvestment Risk ■ Sector Risk ■ U.S. Government Securities Risk

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Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Limited-Term Bond Fund may be subject to other, non-principal risks, including the following:

■ Foreign Exposure Risk ■ Low-Rated Securities Risk	■ Private Placements and Other Restricted Securities Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Municipal Bond Fund: The Fund seeks to achieve its objective to provide the level of current income consistent with preservation of capital and that is not subject to Federal income tax by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt municipal bonds, mainly of investment grade and of any maturity. There is no guarantee, however, that the Fund will achieve its objective.

As used in this Prospectus, “municipal bonds” means obligations the interest on which is excludable from gross income for Federal income tax purposes. The Fund and IICO rely on the opinion of bond counsel for an issuer in determining whether the interest on such issuer’s obligations is excludable. A portion of such interest may be a Tax Preference Item for AMT purposes.

Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main types of municipal bonds are general obligation bonds and revenue bonds. The Fund’s investments may have various types of interest rate payments and reset terms, including fixed-rate, floating-rate and auction-rate features.

For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular project or class of projects, a special tax, lease payments, appropriated funds, revenue pass-through arrangements, settlement payments or other revenue source. The Fund may invest in PABs, which are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations, housing bonds that finance pools of single family home mortgages, student loan bonds that finance pools of student loans, bonds that finance charter schools and tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.

The Fund may invest an unlimited amount of its total assets in PABs, in securities the payment of principal and interest on which are payable from revenues derived from similar projects, or in municipal bonds of issuers located in the same geographic area. The Fund will not, however, have more than 25% of its total assets in PABs issued for any one industry or in any one state.

The Fund may invest up to 20% of its net assets in a combination of taxable obligations and in options, futures contracts and other taxable derivative instruments. The taxable obligations must be either:

■	U.S. government securities

■	obligations of U.S. banks and certain savings and loan associations

■

U.S. dollar-denominated commercial paper and other cash equivalent securities issued by U.S. and foreign issuers that are rated at least A by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality

■	any of the foregoing obligations subject to repurchase agreements

■	credit default swaps on the debt of financial entities that insure municipal bonds

Subject to its policies regarding the amount of Fund assets invested in municipal bonds and taxable debt securities and its other investment limitations, the Fund may invest in other types of securities and use certain other instruments in seeking to achieve its objective.

The Fund may from time to time utilize futures contracts and similar derivative instruments designed for hedging purposes and/or to take a directional position on interest rates. The Fund also may hold a portion of its assets in municipal bonds for which the applicable interest rate formula varies inversely with prevailing interest rates. Distributions to Fund shareholders of income from taxable obligations, repurchase agreements and certain derivative instruments, as well as of any net capital gains the Fund realizes, will be subject to Federal income tax.

When IICO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Fund’s assets, including any one or more of the following:

■	shorten the average maturity of the Fund’s investments

■	hold taxable obligations, subject to the limitations stated above

■	emphasize debt securities which IICO believes are of a higher quality than those the Fund would ordinarily hold

■	invest in higher coupon pre-refunded bonds

By taking a temporary defensive position however, the Fund may not achieve its investment objective.

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Principal Risks. An investment in Ivy Municipal Bond Fund is subject to various risks, including the following:

■ Alternative Minimum Tax Risk ■ Credit Risk ■ Extension Risk ■ Income Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Political, Legislative or Regulatory Risk ■ Reinvestment Risk ■ Sector Risk ■ Taxability Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Municipal Bond Fund may be subject to other, non-principal risks, including the following:

■ Derivatives Risk	■ Liquidity Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Municipal High Income Fund: The Fund seeks to achieve its objective to provide a high level of current income that is not subject to Federal income tax by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of tax-exempt municipal bonds. The Fund typically invests in medium- and lower-quality municipal bonds that generally provide higher yields than bonds of higher quality. There is no guarantee, however, that the Fund will achieve its objective.

The Fund and IICO rely on the opinion of bond counsel for an issuer in determining whether the interest on such issuer’s obligations is excludable from gross income for Federal income tax purposes. A significant portion, up to 40%, of the Fund’s dividends attributable to municipal bond interest may be a Tax Preference Item; however, IICO does not currently anticipate that the Fund will reach this level and estimates that approximately 20% or less of the Fund’s dividends attributable to municipal bond interest may be a Tax Preference Item. This would have the effect of reducing the Fund’s after-tax return to any investor whose AMT liability was increased by the Fund’s dividends.

Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The main type of municipal bond in which the Fund invests are revenue bonds. The Fund’s investments may have various types of interest rate payments and reset terms, including fixed-rate, floating-rate and auction-rate features.

Revenue bonds are payable only from specific sources; these may include revenues from a particular project or class of projects, a special tax, lease payments, appropriated funds, revenue pass-through arrangements, settlement payments or other revenue source. PABs are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations. The Fund may periodically invest in general obligation bonds for which the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest.

During normal circumstances, the Fund invests:

■	substantially in municipal bonds with remaining maturities of 10 to 30 years

■	at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt municipal bonds

■

at least 65% of its total assets in medium and lower-quality municipal bonds, that include bonds rated BBB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality

The Fund may invest an unlimited amount of its total assets in PABs, in securities the payment of principal and interest on which are payable from revenues derived from similar projects, or in municipal bonds of issuers located in the same geographic area. The Fund will not, however, have more than 25% of its total assets in PABs issued for any one industry or in any one state.

At times when yield spreads are narrow and IICO believes that the higher yields do not justify the increased risk and/or when, in the opinion of IICO, there is a lack of medium- and lower-quality securities in which to invest, the Fund may invest in higher-quality municipal bonds, and may invest less than 65% of its total assets in medium- and lower-quality municipal bonds.

The Fund may purchase municipal securities that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements for municipal securities will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund’s income. The Fund may purchase municipal securities insured by any insurer, regardless of its rating. A municipal security will be deemed to have the rating of its insurer. The insurance feature does not guarantee the market value of the insured obligations or the NAV of the Fund.

During normal market conditions, the Fund may invest up to 20% of its net assets in a combination of taxable obligations and in options, futures contracts and other taxable derivative instruments. The taxable obligations must be either:

■	U.S. government securities

■	obligations of U.S. banks and certain savings and loan associations

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■

U.S. dollar-denominated commercial paper and other cash equivalent securities issued by U.S. and foreign issuers that are rated at least A by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality

■	any of the foregoing obligations subject to repurchase agreements

■	credit default swaps on the debt of financial entities that insure municipal bonds

The Fund may from time to time utilize futures contracts and similar derivative instruments designed for hedging purposes. The Fund also may hold a portion of its assets in municipal bonds for which the applicable interest rate formula varies inversely with prevailing interest rates. Distributions to Fund shareholders of income from taxable obligations, repurchase agreements and certain derivative instruments, as well as of any net capital gains the Fund realizes, will be subject to Federal income tax.

At times IICO may believe that a full or partial defensive position is desirable, temporarily, due to present or anticipated market or economic conditions that are affecting or could affect the values of municipal bonds. During such periods, the Fund may invest in shorter-duration bonds which IICO believes are of higher credit quality or up to all of its assets in taxable obligations, which would result in a higher proportion of its income (and thus its dividends) being subject to Federal income tax. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Municipal High Income Fund is subject to various risks, including the following:

■ Alternative Minimum Tax Risk ■ Credit Risk ■ Extension Risk ■ Income Risk ■ Interest Rate Risk ■ Liquidity Risk ■ Low-Rated Securities Risk	■ Management Risk ■ Market Risk ■ Political, Legislative or Regulatory Risk ■ Reinvestment Risk ■ Sector Risk ■ Taxability Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Municipal High Income Fund may be subject to other, non-principal risks, including the following:

■	Derivatives Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Cundill Global Value Fund: The Fund seeks to achieve its objective to provide capital appreciation by investing primarily in equity securities of companies located throughout the world that Mackenzie believes are trading below their estimated intrinsic value. There is no guarantee, however, that the Fund will achieve its objective.

The investment approach of Mackenzie’s Cundill investment team is based on a contrarian “deep value” philosophy. Mackenzie searches the globe as it looks for securities that are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, Mackenzie focuses primarily on the company’s financial statements. Mackenzie also considers factors such as financial capacity on the balance sheet, earnings, cash flows, dividends, business prospects, management capabilities and potential catalysts (such as a change in management) to realize shareholder value. Mackenzie typically will purchase a security for the Fund’s portfolio when the price reflects a significant discount to Mackenzie’s estimate of the company’s intrinsic value. Given the bottom-up or company-specific approach, Mackenzie does not forecast macroeconomic factors or corporate earnings.

When deciding to either buy or sell a security, Mackenzie also considers factors such as liquidity, capitalization, competition, management’s history, corporate governance, foreign accounting anomalies and industry trends.

The Fund may invest in convertible securities and/or preferred stock and also may invest up to 20% of its total assets in “distressed debt,” which are fixed income non-investment grade securities of distressed companies, or distressed issuers. Distressed debt securities may be issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Mackenzie generally chooses such securities for the Fund to seek capital appreciation rather than to seek income.

Mackenzie may use certain derivative instruments, such as foreign currency exchange transactions and forward foreign currency contracts, to hedge or decrease the Fund’s exposure to foreign currencies of securities held in the Fund. Mackenzie also may use option contracts, both written and purchased, on foreign and U.S. equity indexes and/or on individual equity securities, including ETFs, in an effort to hedge market risk and/or manage exposure to companies, sectors or equity markets.

The Fund may invest in ETFs where, in Mackenzie’s opinion, ETFs offer an opportunity to the Fund not found in investing in individual equity securities, such as better diversification and/or gaining exposure to other sectors.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

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Cash held by the Fund is a by-product of Mackenzie’s investment approach. Reserves will be lower when Mackenzie’s approach identifies numerous investment candidates. Conversely, reserves will be higher when there are fewer candidates.

When Mackenzie believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which Mackenzie believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. Defensive strategies are geared around the style and disciplined approach to investing, whereby investments are bought at an appropriate discount to intrinsic value and are sold when they reach that value or are sold if intrinsic value declines towards current market price. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Cundill Global Value Fund is subject to various risks, including the following:

■ Company Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk	■ Holdings Risk ■ Low-Rated Securities Risk ■ Management Risk ■ Market Risk ■ Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Cundill Global Value Fund may be subject to other, non-principal risks, including the following:

■ Credit Risk ■ Derivatives Risk ■ Financial Services Industry Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Investment Company Securities Risk	■ Large Company Risk ■ Liquidity Risk ■ Mid Size Company Risk ■ Russia Investment Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Emerging Markets Equity Fund: The Fund seeks to achieve its objective to provide growth of capital by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, primarily common stock, of companies (i) from countries considered to be emerging market countries or (ii) that are economically linked to emerging market countries. Emerging market companies include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. IICO has broad discretion to identify other countries that it considers to qualify as emerging market countries. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies. There is no guarantee, however, that the Fund will achieve its objective.

Strong fundamental equity analysis is the basis of the investment process, with important input regarding economic, financial and political issues for each country and region, specifically focusing on issuers which may benefit from the rising consumption in emerging markets due to the expanding middle class and/or the updating and expansion of infrastructure. Stock selection focuses on what IICO feels are companies with impressive corporate management in sectors that IICO believes are best positioned for the current market environment. Key factors considered by IICO include whether the company possesses attractive long-term earnings growth potential, a strong debt/equity ratio, positive catalysts for change, strong management, superior products and/or good corporate governance.

The Fund is not limited by market capitalization and may invest in large-, mid- and small-cap sized companies, which may include companies that are offered in IPOs. The Fund may invest up to 20% of its net assets in equity securities of companies whose securities are located within the United States or other developed markets. The Fund may invest up to 20% of its net assets in debt securities. At times, the Fund may focus its investments in a single geographic region.

Subject to diversification limits, the Fund may invest up to 20% of its total assets in precious metals. Investments in physical commodities, including precious metals, may experience severe price fluctuations over short periods of time; additionally, storage and trading costs may exceed the custodial and/or brokerage costs associated with other investments.

The Fund expects to gain exposure to commodities, including precious metals, derivatives and commodity-linked instruments by investing in a subsidiary that would be organized in the Cayman Islands (Subsidiary). Once organized, the Subsidiary would be wholly owned and controlled by the Fund. To the extent the Fund invests in the Subsidiary, it would be expected to provide the Fund with exposure to investment returns from commodities, derivatives and commodity-linked instruments within the limits of the Federal tax requirements applicable to investment

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companies, such as the Fund. The Subsidiary would be subject to the same general investment policies and restrictions as the Fund, except that unlike the Fund, the Subsidiary would be able to invest without limitation in commodities, derivatives and commodity-linked instruments and, to the extent the Subsidiary invests in derivative instruments, it would be able to use leveraged investment techniques.

The Fund may use a range of derivative instruments to manage exposure to various foreign currencies, to gain exposure to certain individual securities that are not available for direct purchase, to hedge various market and event risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements) and as a means of generating additional income from written options. Derivative instruments that may be used include forward contracts to either increase or decrease exposure to a given currency, total return swaps and options, both written and purchased on individual equity securities and/or equity or fixed-income markets.

The Fund may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act. The Fund also may periodically invest in shares of ETFs to gain exposure to desired sectors or securities. The Fund may invest in private placements, non-public companies and other restricted securities.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Emerging Markets Equity Fund is subject to various risks, including the following:

■ Capital Repatriation Risk ■ Company Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Securities Risk ■ Growth Stock Risk	■ Large Company Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Mid Size Company Risk ■ Small Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Emerging Markets Equity Fund may be subject to other, non-principal risks, including the following:

■ Commodities Risk ■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Foreign Exposure Risk ■ Initial Public Offering Risk	■ Investment Company Securities Risk ■ Private Placements and Other Restricted Securities Risk ■ Regional Focus Risk ■ Russia Investment Risk ■ Subsidiary Investment Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy European Opportunities Fund: The Fund seeks to achieve its objective to provide growth of capital by investing in equity securities of companies located or otherwise doing business in European countries, and covering a broad range of economic and industry sectors. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of European companies. IICO searches across the valuation spectrum for what it believes are securities of companies benefiting from its top-down view and/or have compelling fundamental characteristics, including valuation, competitive advantage, sustainable growth rate, and management strength. The Fund typically invests in companies located in the more developed markets of Europe, but also may, to a lesser extent, invest in issuers located or doing business in European countries with new or comparatively underdeveloped economies. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies. There is no guarantee, however, that the Fund will achieve its objective.

The Fund may use a range of derivative instruments to hedge various market risks, including management of the Fund’s exposure to various foreign currencies and the U.S. dollar through the use of forward contracts. The Fund also may use options contracts on foreign and U.S. equity indexes and/or on individual equity securities. The Fund also may invest in ETFs as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to precious metals and other commodities without purchasing them directly.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

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Principal Risks. An investment in Ivy European Opportunities Fund is subject to various risks, including the following:

■ Company Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Securities Risk ■ Growth Stock Risk	■ Large Company Risk ■ Management Risk ■ Market Risk ■ Regional Focus Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy European Opportunities Fund may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Foreign Exposure Risk	■ Investment Company Securities Risk ■ Mid Size Company Risk ■ Small Company Risk ■ Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Global Equity Income Fund: The Fund seeks to achieve its objective to provide total return through a combination of current income and capital appreciation by investing principally in equity securities issued by companies located largely in developed markets, of any size, that IICO believes will be able to generate a reasonable level of current income for investors given current market conditions and that demonstrate favorable prospects for total return. IICO focuses on companies it believes have the ability to maintain and/or grow their dividends while providing capital appreciation over the long-term. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests in a variety of economic sectors and industry segments to seek to reduce the effects of price volatility in any one area. IICO seeks to determine the most appropriate sectors and geographies to benefit from its top-down analysis and then seeks to find what it believes are reasonably-valued, dividend-paying companies with improving returns on capital, growth prospects, sound balance sheets and steady cash generation. IICO combines a top-down, macro approach with a bottom-up stock selection process, and uses a combination of country analysis (economic growth, money flows, business cycle, interest rates, political climate, and currencies), industry dynamics (growth opportunities, competitive dynamics, cyclical sensitivity, and economic returns), and individual stock selection (strong cash flow, strengthening fundamentals, ability to maintain and/or grow dividends, solid or improving competitive advantage, higher expected returns, value relative to peers, and improving growth prospects) in composing the portfolio. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies.

The Fund may use a range of derivative instruments to seek to hedge various risks, most notably using forward contracts to manage (either increase or decrease) the exposure to various foreign currencies, although it also may hedge market risks (such as interest rates, and broad or specific equity or fixed-income market movements). The Fund also may use derivative instruments to increase or decrease exposure to specific sectors and/or countries.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Global Equity Income Fund is subject to various risks, including the following:

■ Company Risk ■ Dividend-Paying Stock Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Exposure Risk	■ Foreign Securities Risk ■ Large Company Risk ■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Global Equity Income Fund may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Growth Stock Risk	■ Interest Rate Risk ■ Mid Size Company Risk ■ Small Company Risk ■ Value Stock Risk

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A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Global Income Allocation Fund: The Fund seeks to achieve its objective to provide total return through a combination of current income and capital appreciation by investing principally in equity and debt securities issued primarily by companies and governments, of any size, that IICO believes will be able to generate a reasonable level of current income for investors given current market conditions and that demonstrate favorable prospects for total return. IICO also focuses on a growth approach by seeking companies whose earnings it believes will grow faster than the economy of the country in which the company is located. The Fund ordinarily invests at least 25% of its total assets in fixed income securities, which may include loan participations and other loan instruments. The Fund also may invest up to 35% of its total assets in non-investment grade debt securities. Non-investment grade debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. Although the equity portion of the Fund may invest in companies of any size, it typically has more exposure to large capitalization issuers. The Fund may invest in shares of business development companies (BDCs), subject to the restrictions and limitations of the 1940 Act and may invest in companies that are offered in IPOs. There is no guarantee, however, that the Fund will achieve its objective.

With regard to the Fund’s equity portion, the Fund focuses on companies located largely in developed markets and invests in a variety of economic sectors and industry segments to seek to reduce the effects of price volatility in any one area. IICO seeks to determine the most appropriate sectors and geographies to benefit from its top-down analysis and then seeks to find what it believes are reasonably-valued companies with improving returns on capital, growth prospects, sound balance sheets and steady cash generation. IICO combines a top-down, macro approach with a bottom-up stock selection process, and uses a combination of country analysis (economic growth, money flows, business cycle, interest rates, political climate, and currencies), industry dynamics (growth opportunities, competitive dynamics, cyclical sensitivity, and economic returns), and individual stock selection (strong cash flow, strengthening fundamentals, solid or improving competitive advantage, higher expected returns, value relative to peers, and improving growth prospects) in composing the equity portfolio. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies.

Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes, debentures, loan participations and other loan instruments. In selecting debt securities, IICO evaluates current, as well as expected future trends in, interest rates, currency and general economic conditions, and then attempts to identify those securities and issuers which, in its judgment, are likely to perform well in such circumstances. IICO may rely on active duration management in an effort to add value to the Fund’s holdings.

The Fund may use a range of derivative instruments to seek to hedge various risks, most notably using forward contracts to manage (either increase or decrease) the exposure to various foreign currencies, although it also may hedge market risks (such as interest rates, and broad or specific equity or fixed-income market movements). The Fund also may use derivatives to increase or decrease exposure to specific sectors and/or countries.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Global Income Allocation Fund is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Dividend-Paying Stock Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk	■ Interest Rate Risk ■ Large Company Risk ■ Loan Risk ■ Low-Rated Securities Risk ■ Management Risk ■ Market Risk ■ Reinvestment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Global Income Allocation Fund may be subject to other, non-principal risks, including the following:

■ Business Development Company Securities Risk ■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Growth Stock Risk	■ Initial Public Offering Risk ■ Liquidity Risk ■ Mid Size Company Risk ■ Small Company Risk ■ Value Stock Risk

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A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Core Equity Fund: The Fund seeks to achieve its objective to provide capital growth and appreciation by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities principally traded largely in developed European and Asian/Pacific Basin markets. Such securities are primarily issued by what IICO believes to be reasonably valued companies with strong cash flows and exposure to global investment themes. IICO also may employ a growth approach by seeking companies whose earnings it believes will grow faster than the economy. Although the Fund may invest in securities issued by companies of any size, it typically has more exposure to securities issued by large capitalization companies. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests in a variety of economic sectors and industry segments to seek to reduce the effects of price volatility in any one area. IICO combines a top-down, macro thematic approach with a bottom-up stock selection process. IICO seeks to identify an investment theme, then seeks to determine the most appropriate sectors and geographies to benefit from that theme and finally seeks to find what it believes are reasonably valued companies with improving returns on capital, growth prospects, sound balance sheets and steady cash generation.

IICO uses a combination of country analysis (economic growth, money flows, business cycle, interest rates, political climate, and currencies), industry dynamics (growth opportunities, competitive dynamics, cyclical sensitivity, and economic returns), and individual stock selection (strong free cash flow, dividend yields, strengthening fundamentals, solid or improving competitive advantage, higher expected returns, value relative to peers, and improving growth prospects). The Fund may invest in issuers located or doing business in emerging market countries. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies.

The Fund may use forward contracts in seeking to manage its exposure (increase or decrease) to various foreign currencies. The Fund also may use a range of derivative instruments in seeking to hedge or manage broad or specific equity market movements, to facilitate trading in certain securities, or to increase or decrease exposure to specific sectors, countries and/or currencies. In addition, the Fund may use written options on individual equity securities in seeking to generate additional income.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy International Core Equity Fund is subject to various risks, including the following:

■ Company Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Securities Risk	■ Large Company Risk ■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy International Core Equity Fund may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Foreign Exposure Risk ■ Growth Stock Risk	■ Holdings Risk ■ Mid Size Company Risk ■ Small Company Risk ■ Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Growth Fund: The Fund seeks to achieve its objective to provide growth of capital by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. Growth securities are those whose earnings, IICO believes, are likely to have strong growth over several years. IICO seeks profitable companies with a competitive advantage in their industry as well as the ability to sustain their growth rates. It considers factors such as a company’s intellectual property, brand, scale, distribution, margins and return on capital and seeks to identify and capitalize upon key trends such as high-growth end markets, supply and demand imbalances, new product adoption and industry consolidation. Although the Fund primarily invests in securities issued by large capitalization companies, it may invest in securities issued by companies of any size and in any geographic area and within various sectors. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies. There is no guarantee, however, that the Fund will achieve its objective.

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The Fund may use a range of derivative instruments in seeking to manage various market risks (such as interest rates, and broad or specific equity or fixed-income market movements) and may use forward contracts and options contracts to manage its exposure (increase or decrease) to various foreign currencies. The Fund also may use derivative instruments, including, but not limited to, total return swaps, to gain exposure to a particular sector or security. The Fund also may invest in ETFs as a means of gaining exposure to a particular segment of the market, which may include seeking to gain exposure to precious metals and other commodities.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. IICO also may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries, including investments in long-term government bonds; and it also may invest all of its assets in U.S. securities. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy International Growth Fund is subject to various risks, including the following:

■ Company Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Securities Risk	■ Growth Stock Risk ■ Large Company Risk ■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy International Growth Fund may be subject to other, non-principal risks, including the following:

■ Commodities Risk ■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Foreign Exposure Risk	■ Interest Rate Risk ■ Investment Company Securities Risk ■ Mid Size Company Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Managed International Opportunities Fund: Ivy Managed International Opportunities Fund, whose objective is to seek to provide capital growth and appreciation, is a “fund of funds,” which means that it invests, almost exclusively, in other funds within Ivy Funds as described earlier, rather than investing directly in stocks, bonds and other instruments.

The Fund seeks to provide investors a well-diversified portfolio of international stocks, as well as a modest amount of bonds, by investing primarily in Class I shares of certain Ivy Funds global/international mutual funds, as identified below. Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities of issuers in developed as well as emerging markets, and, to a lesser extent, a mixture of investment grade bonds issued by foreign corporations and governments.

The Board of Trustees of Ivy Funds, based upon the recommendation of Ivy Investment Management Company (IICO), the Fund’s investment manager, has authorized the following target allocation ranges for investment of the Fund’s assets in specific underlying funds, although IICO expects the allocation will change over time:

Underlying Fund	Maximum Allocation	Minimum Allocation
Ivy Emerging Markets Equity Fund	60%	10%
Ivy European Opportunities Fund	60%	10%
Ivy Global Income Allocation Fund	60%	10%
Ivy International Core Equity Fund	60%	10%
Ivy International Growth Fund	60%	10%

The Fund also may purchase shares of any registered investment company not affiliated with Ivy Funds (an “unaffiliated fund”), provided that, immediately after such purchase, the Fund does not own more than 3% of the total outstanding stock of such unaffiliated fund. The Fund anticipates that investments in unaffiliated funds will be minimal, if any.

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Principal Risks. An investment in Ivy Managed International Opportunities Fund is subject to various risks, including the following:

■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Securities Risk ■ Fund of Funds Risk	■ Investment Company Securities Risk ■ Management Risk ■ Market Risk

As a fund of funds, the Fund is subject to the following additional risks:

■

an investment in the Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. See the applicable prospectus and SAI disclosure for the risks of investing in each underlying fund.

■

the Fund’s performance will reflect the investment performance of the underlying funds it holds. The Fund’s performance thus depends both on the allocation of its assets among the various underlying funds and the ability of those funds to meet their investment objectives. IICO may not accurately assess the attractiveness or risk potential of a particular underlying fund, asset class, or investment style.

■

the Fund invests in a limited number of underlying funds and may invest a significant portion of its assets in a single underlying fund. Therefore, the performance of a single underlying fund can have a significant effect on the performance of the Fund and the price of its shares. As with any mutual fund, there is no assurance that any underlying fund will achieve its investment objective(s).

■

each underlying fund pays its own management fees and also pays other operating expenses. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expenses of the underlying funds that the Fund holds.

■	one underlying fund may purchase the same securities that another underlying fund sells. If the Fund invests in both underlying funds, the Fund would indirectly bear the costs of these trades.

Certain of the funds within Ivy Funds are selected for the Fund to establish a diversified range of investments to assist the Fund in achieving its investment objectives.

Ivy Asset Strategy Fund: The Fund seeks to achieve its objective to provide total return by allocating its assets primarily among stocks, bonds, and short-term instruments of issuers in markets around the globe, as well as investments in derivative instruments, precious metals and investments with exposure to various foreign currencies. The Fund may invest its assets in any market that IICO believes can offer a high probability of return or, alternatively, that can provide a high degree of relative safety in uncertain times. The Fund may invest up to 100% of its total assets in foreign securities, including issuers located in and/or generating revenue from emerging markets. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

Generally, the mix of assets in the Fund will change from time to time depending on IICO’s assessment of the market for each investment type. Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

Subject to diversification limits, IICO may invest up to 25% of the Fund’s total assets in precious metals. Investments in physical commodities, including precious metals, may experience severe price fluctuations over short periods of time; additionally, storage and trading costs may exceed the custodial and/or brokerage costs associated with other investments.

IICO regularly reviews the global economic environment to determine asset allocation and security selection, and makes changes to favor investments that it believes provide the best opportunity to achieve the Fund’s objective. In developing global themes, IICO evaluates a number of global trends that may include political, social, cultural, demographic, current and historical trends, among others. Although IICO uses its expertise and resources in choosing investments and in allocating assets, IICO’s decisions may not always be beneficial to the Fund, and there is no guarantee that the Fund will achieve its objective. In addition, although IICO does not generally target sector weightings, at times, IICO’s investment process may lead to an overweight position in a given sector.

IICO tries to balance the Fund’s investment risks against potentially higher total returns typically by reducing the stock allocation during stock market down cycles and increasing the stock allocation during periods of strongly positive market performance. Under normal circumstances, IICO makes asset shifts gradually over time. IICO considers various factors when it decides to sell a security, such as an individual security’s performance and/or if it is an appropriate time to vary the Fund’s mix.

The Fund may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act. The Fund also may invest in ETFs as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to precious metals and other commodities without purchasing them directly. The Fund may effect short sales of individual securities and/or ETFs or take long positions in inverse ETFs. The Fund may invest in private placements and other restricted securities. The Fund also may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

IICO may, when consistent with the Fund’s investment objective, seek to hedge market risk on equity securities, manage exposure to certain securities, companies, sectors, markets, foreign currencies and/or precious metals and seek to hedge certain event risks on positions held by the

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Fund. In an effort to hedge market risk and manage exposure to companies, sectors or equity markets, IICO may utilize various instruments including, but not limited to, the following: futures contracts; both long and short positions on foreign and U.S. equity indexes; total return swaps; credit default swaps; and options contracts, both written and purchased, on foreign and U.S. equity indexes and/or on individual equity securities. In seeking to manage foreign currency exposure, IICO may utilize forward contracts and option contracts, both written and purchased, either to increase or decrease exposure to a given currency. In seeking to manage event risks, IICO may utilize short futures on commodities, as well as on foreign and domestic equity indexes and options contracts, both written and purchased, on individual equity securities owned by the Fund. In seeking to manage the Fund’s exposure to precious metals, IICO may utilize long and short futures contracts, as well as options contracts, both written and purchased, on precious metals.

As described above, the Fund has the flexibility to invest up to all of its assets in money market and other short-term investments, although it typically does not invest a substantial portion of its assets in these investments under normal circumstances.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Asset Strategy Fund is subject to various risks, including the following:

■ Commodities Risk

■ Company Risk

■ Credit Risk

■ Derivatives Risk

■ Emerging Market Risk

■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk

■ Foreign Currency Risk

■ Foreign Exposure Risk

■ Foreign Securities Risk

■ Growth Stock Risk

■ Interest Rate Risk

■ Investment Company Securities Risk

■ Large Company Risk

■ Liquidity Risk

■ Low-Rated Securities Risk

■ Management Risk

■ Market Risk

■ Private Placements and Other Restricted Securities Risk

■ Subsidiary Investment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Asset Strategy Fund may be subject to other, non-principal risks, including the following:

■ Mid Size Company Risk ■ Reinvestment Risk ■ Sector Risk	■ Small Company Risk ■ Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Balanced Fund: The Fund seeks to achieve its objective to provide total return through a combination of capital appreciation and current income by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests a portion of its total assets in common stocks in seeking to provide possible appreciation of capital and some dividend income, and it invests a portion of its total assets in either debt securities or preferred stocks, or both, in seeking to provide income and relative stability of capital. The Fund also may invest in convertible securities. The Fund ordinarily invests at least 25% of its total assets in fixed income securities, including preferred debt securities. The Fund ordinarily will not invest more than 75% of its total assets in equity securities, although it may invest up to all of its assets in equity securities if, in IICO’s judgment, this is advisable due to unusual market or economic conditions.

In its equity investments, the Fund invests primarily in medium to large, well-established companies that typically issue dividend-paying securities. The majority of the Fund’s debt securities are either U.S. government securities, sovereign debt instruments issued by foreign governments or investment-grade corporate bonds, including bonds rated BBB- or higher by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality. The Fund may invest up to 20% of its total assets in non-investment grade debt securities, which may include floating rate notes or secured bank loans. The Fund has no limitations on the range of maturities of debt securities in which it may invest nor on the size of companies in which it may invest.

The Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

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The Fund may invest in ETFs for the purpose of more quickly gaining exposure to a particular segment of the market.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Balanced Fund is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Dividend-Paying Stock Risk ■ Foreign Exposure Risk ■ Growth Stock Risk ■ Holdings Risk ■ Interest Rate Risk	■ Large Company Risk ■ Management Risk ■ Market Risk ■ Mid Size Company Risk ■ Reinvestment Risk ■ Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Balanced Fund may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Securities Risk ■ Investment Company Securities Risk ■ Loan Risk	■ Low-Rated Securities Risk ■ Mortgage-Backed and Asset-Backed Securities Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Energy Fund: The Fund seeks to achieve its objective to provide capital growth and appreciation by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies within the energy sector, which includes all aspects of the energy industry, such as exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources. These companies may include, but are not limited to, oil companies, oil and gas drilling, equipment and services companies, oil and gas exploration companies, oil and gas storage and transportation companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies.

IICO focuses not only on traditional companies that are producing and distributing energy today, but also on companies that IICO believes are discovering sources of energy for the future. IICO considers many factors in selecting companies for the Fund, which may include the valuation, operating history, capital, financials, business model, barriers to entry and management of a company. The Fund invests in securities of companies across the capitalization spectrum, which may include companies that are offered in IPOs. There is no guarantee, however, that the Fund will achieve its objective.

The Fund may invest up to 100% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

Primarily investing in the energy sector can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real or perceived inflationary trends and political developments, and the cost assumed by energy companies in complying with environmental and safety regulations.

The Fund is also subject to the risk that the earnings, dividends and securities prices of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy may fluctuate significantly over any time period due to many factors, including:

■	international political developments

■	production and distribution policies of the Organization of Petroleum Exporting Countries (OPEC) and other oil-producing countries

■	relationships among OPEC members and other oil-producing countries and between those countries and oil-importing nations

■	energy conservation

■	the regulatory environment

■	tax policies

■	the economic growth and political stability of the key energy-consuming countries

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The Fund may use a range of other investment techniques, including investing in income trusts and MLPs. An MLP is an investment that combines the tax benefits of a partnership with the liquidity of publicly traded securities. The MLPs in which the Fund may invest are primarily engaged in investing in oil and gas-related businesses, including energy processing and distribution. The Fund’s investments in income trusts and MLPs will be limited by tax considerations.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Energy Fund is subject to various risks, including the following:

■ Company Risk ■ Concentration Risk ■ Emerging Market Risk ■ Energy Industry Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk	■ Growth Stock Risk ■ Holdings Risk ■ Management Risk ■ Market Risk ■ Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Energy Fund may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Currency Risk ■ Initial Public Offering Risk ■ Large Company Risk	■ Liquidity Risk ■ Mid Size Company Risk ■ MLP Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Global Natural Resources Fund: The Fund seeks to achieve its objective to provide capital growth and appreciation by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with operations throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies. There is no guarantee, however, that the Fund will achieve its objective.

IICO systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. IICO attempts to manage risk through diversifying the Fund’s holdings by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce Fund volatility. IICO searches for what it believes are well-managed companies with strong balance sheets, capital discipline, business model, and management, and the technological capability and expertise to grow independently of commodity prices, which may include companies that are offered in IPOs. In addition, IICO focuses on companies that it believes have the potential for sustainable long-term growth and that are low-cost leaders that possess historically strong-producing assets. From a macro perspective, IICO monitors demand expectations for various commodities and utilizes this information to adjust the level of sector exposure and individual security holdings in the Fund.

Under normal circumstances, the Fund invests at least 65% of its total assets in issuers of at least three countries, which may include the U.S. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

The Fund may use a range of derivative instruments in seeking to hedge market risk on equity securities, increase exposure to specific sectors or companies, and manage exposure to various foreign currencies and precious metals. In an effort to hedge market risk and increase exposure to equity markets, the Fund may utilize futures on equity indexes and/or purchase option contracts on individual equity securities and exchange-traded funds (ETFs). In seeking to manage foreign currency exposure, the Fund may utilize forward contracts to either increase or decrease exposure to a given currency. In seeking to manage the Fund’s exposure to precious metals, the Fund may utilize futures contracts, both long and short positions, as well as options contracts, both written and purchased, on precious metals.

The Fund also may invest in ETFs or options on ETFs as a means of tracking the performance of a designated stock index. The Fund also may invest in preferred stocks as well as precious metals and other physical commodities.

The Fund may use a range of other investment techniques, including investing in publicly traded partnerships (often referred to as MLPs). An MLP is an investment that combines the tax benefits of a partnership with the liquidity of publicly traded securities. The MLPs in which the Fund may invest are primarily engaged in investing in oil and gas-related businesses, including energy processing and distribution. The Fund’s investments in MLPs will be limited by tax considerations.

190	Prospectus

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Global Natural Resources Fund is subject to various risks, including the following:

■  Commodities Risk

■  Company Risk

■  Derivatives Risk

■  Emerging Market Risk

■  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk

■  Foreign Currency Risk

■  Foreign Exposure Risk

■  Foreign Securities Risk

■  Global Natural Resources Industry Risk

■ Growth Stock Risk ■ Holdings Risk ■ Investment Company Securities Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Sector Risk ■ Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Global Natural Resources Fund may be subject to other, non-principal risks, including the following:

■ Initial Public Offering Risk ■ Large Company Risk ■ Mid Size Company Risk	■ MLP Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Global Real Estate Fund: The Fund is a non-diversified Fund that seeks to achieve its objective to provide total return through long-term capital appreciation and current income by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the real estate or real estate-related industries. The Fund intends to invest primarily in equity and equity-related securities issued by Global Real Estate Companies. The Fund does not invest directly in real estate. The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations. There is no guarantee, however, that the Fund will achieve its objective.

Global Real Estate Companies are companies that meet one of the following criteria:

■	companies qualifying for U.S. Federal income tax purposes as REITs;

■	entities similar to REITs formed under the laws of a country other than the U.S.;

■

companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or that have at least 50% of their assets invested in such real estate; or

■	companies located in any country that are primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

Most of the Fund’s real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter (OTC). A REIT is a corporation or trust that invests in real estate, mortgages on real estate or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs, which invest in both land and improvements thereon and real estate mortgages. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986, as amended (Code), may deduct dividends paid to shareholders, effectively enabling it to eliminate any entity-level Federal income tax. As a result, REITs (like regulated investment companies such as the Fund) distribute a larger portion of their earnings to investors than other entities subject to Federal income tax that cannot deduct such dividends. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that invests in real estate, mortgages on real estate or shares issued by REITs but also may engage in related or unrelated businesses. A REOC typically is structured as a “C” corporation under the Code and does not qualify for the pass-through tax treatment that is accorded a REIT. In addition, the value of the Fund’s securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership. At times, the Fund may invest a significant portion of the Fund’s total assets in a limited number of issuers.

The Fund may invest up to 20% of its net assets in securities issued by companies outside of the real estate industry.

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Many Global Real Estate Companies have diverse operations, with products or services in markets other than their home market. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

Under normal circumstances, the Fund will invest at least 40% (or, if the portfolio managers deem it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

The Fund also may invest in an ETF to replicate a REIT or real estate stock index or a basket of REITs or real estate stocks, as well as in an ETF that attempts to provide enhanced performance, or inverse performance, on such indexes or baskets. Enhanced or inverse return ETFs present greater opportunities for investment gains, but also present correspondingly, greater risk of loss. Inverse or “short” ETFs seek to deliver performance that is opposite of the performance of a market benchmark (e.g., if the benchmark goes down by 1%, the ETF will go up by 1%), typically using a combination of derivative strategies. Inverse ETFs seek to profit from falling market prices and will lose money if the market benchmark index goes up in value. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risks, and generally are used to increase or decrease the Fund’s exposure to the underlying index on a short-term basis. Most leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of ETFs results in the Fund bearing its proportionate share of the ETFs’ fees and expenses and proportionate exposure to the risks associated with the ETFs’ underlying investments.

The Fund also may use a range of derivative instruments, including futures, options, forward contracts, and swaps in an effort to produce incremental earnings, hedge existing positions, increase or reduce market exposure, manage its exposure (increase or decrease) to various foreign currencies, or to otherwise manage the risks of the Fund’s investments.

An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate securities, than an investment in a portfolio of securities selected from a greater number of issuers. Moreover, the value of the Fund’s investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

When LaSalle Securities believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents and/or inverse ETFs. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which LaSalle Securities believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Global Real Estate Fund is subject to various risks, including the following:

■ Company Risk ■ Concentration Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk ■ Management Risk	■ Market Risk ■ Mid Size Company Risk ■ Non-Diversification Risk ■ Real Estate Industry Risk ■ REIT-Related Risk ■ REOC-Related Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Global Real Estate Fund may be subject to other, non-principal risks, including the following:

■ Credit Risk ■ Derivatives Risk ■ Extension Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk	■ Holdings Risk ■ Investment Company Securities Risk ■ Large Company Risk ■ Liquidity Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

192	Prospectus

Ivy Global Risk-Managed Real Estate Fund: The Fund is a non-diversified Fund that seeks to achieve its objective to provide total return through long-term capital appreciation and current income by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the real estate or real estate-related industries. The Fund intends to invest primarily in equity and equity-related securities issued by Global Real Estate Companies that LaSalle Securities believes have lower leverage, lower business risk and/or lower risk property types when compared to the broader universe of real estate securities. The Fund does not invest directly in real estate. The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations. There is no guarantee, however, that the Fund will achieve its objective.

Global Real Estate Companies are companies that meet one of the following criteria:

■	companies qualifying for U.S. Federal income tax purposes as REITs;

■	entities similar to REITs formed under the laws of a country other than the U.S.;

■

companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or that have at least 50% of their assets invested in such real estate; or

■	companies located in any country that are primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

LaSalle Securities seeks to manage risk in the Fund by focusing on companies that it believes have lower leverage, lower business risk and/or lower risk property types when compared to the broader universe of real estate securities. LaSalle Securities will generally exclude from the Fund companies with 1) high financial leverage, 2) substantial exposure to non-core type assets (such as hotels, merchant home building, timber land), 3) substantial exposure to non-earning assets and/or 4) substantial exposure to ancillary activities (i.e., activities that do not involve real estate ownership). There is no guarantee that the Fund will not decline in value in comparison with funds that do not use a risk-managed approach.

Most of the Fund’s real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded OTC. A REIT is a corporation or trust that invests in real estate, mortgages on real estate or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs, which invest in both land and improvements thereon and real estate mortgages. A REIT that meets the applicable requirements of the Code, may deduct dividends paid to shareholders, effectively enabling it to eliminate any entity-level Federal income tax. As a result, REITs (like regulated investment companies such as the Fund) distribute a larger portion of their earnings to investors than other entities subject to Federal income tax that cannot deduct such dividends. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that invests in real estate, mortgages on real estate or shares issued by REITs but also may engage in related or unrelated businesses. A REOC typically is structured as a “C” corporation under the Code and does not qualify for the pass-through tax treatment that is accorded a REIT. In addition, the value of the Fund’s securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership. At times, the Fund may invest a significant portion of the Fund’s total assets in a limited number of issuers.

The Fund may invest up to 20% of its net assets in securities issued by companies outside of the real estate industry.

Many Global Real Estate Companies have diverse operations, with products or services in markets other than their home market. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

Under normal circumstances, the Fund will invest at least 40% (or, if the portfolio managers deem it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

The Fund also may invest in an ETF to replicate a REIT or real estate stock index or a basket of REITs or real estate stocks, as well as in an ETF that attempts to provide enhanced performance, or inverse performance, on such indexes or baskets. Enhanced or inverse return ETFs present greater opportunities for investment gains, but also present correspondingly, greater risk of loss. Inverse or “short” ETFs seek to deliver performance that is opposite of the performance of a market benchmark (e.g., if the benchmark goes down by 1%, the ETF will go up by 1%), typically using a combination of derivative strategies. Inverse ETFs seek to profit from falling market prices and will lose money if the market benchmark index goes up in value. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risks, and generally are used to increase or decrease the Fund’s exposure to the underlying index on a short-term basis. Most leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of ETFs results in the Fund bearing its proportionate share of the ETFs’ fees and expenses and proportionate exposure to the risks associated with ETFs’ underlying investments.

Prospectus	193

The Fund also may use a range of derivative instruments, including futures, options, forward contracts, and swaps in an effort to produce incremental earnings, hedge existing positions, increase or reduce market exposure, manage its exposure (increase or decrease) to various foreign currencies, or to otherwise manage the risks of the Fund’s investments.

An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate securities, than an investment in a portfolio of securities selected from a greater number of issuers. Moreover, the value of the Fund’s investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

When LaSalle Securities believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents and/or inverse ETFs. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which LaSalle Securities believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Global Risk-Managed Real Estate Fund is subject to various risks, including the following:

■ Company Risk ■ Concentration Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk ■ Management Risk	■ Market Risk ■ Mid Size Company Risk ■ Non-Diversification Risk ■ Real Estate Industry Risk ■ REIT-Related Risk ■ REOC-Related Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Global Risk-Managed Real Estate Fund may be subject to other, non-principal risks, including the following:

■ Credit Risk ■ Derivatives Risk ■ Extension Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk	■ Holdings Risk ■ Investment Company Securities Risk ■ Large Company Risk ■ Liquidity Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Real Estate Securities Fund: The Fund seeks to achieve its objective to provide total return through capital appreciation and current income by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the real estate or real estate-related industries. The Fund does not invest directly in real estate. The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations. There is no guarantee, however, that the Fund will achieve its objective.

“Real estate” securities include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, leasing, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include REITs, REOCs, real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly-traded limited partnerships.

“Real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies.

In its analysis of companies, Advantus Capital has built a network of industry contacts that is designed to enhance its knowledge of a company’s underlying assets. Advantus Capital utilizes this knowledge and its diligent focus on company fundamentals in selecting securities for the Fund. Advantus Capital believes that the core operating performance of a company is a key determinant in its stock performance.

Most of the Fund’s real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation (or trust or association that otherwise would be taxable as such) that invests in real estate, mortgages on real estate or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in land

194	Prospectus

and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs, which invest in both land and improvements thereon and real estate mortgages. The Fund primarily invests in shares of equity REITs but also invests lesser portions of its assets in shares of mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Code, may deduct dividends paid to shareholders, effectively enabling it to eliminate any entity-level Federal income tax. As a result, REITs (like regulated investment companies such as the Fund) distribute a larger portion of their earnings to investors than other entities subject to Federal income tax that cannot deduct such dividends. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that invests in real estate, mortgages on real estate or shares issued by REITs but also may engage in related or unrelated businesses. A REOC typically is structured as a “C” corporation under the Code and does not qualify for the pass-through tax treatment that is accorded a REIT. In addition, the value of the Fund’s securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership.

The Fund may invest up to 25% of its total assets in foreign securities and may invest up to 20% of its net assets in securities issued by companies outside of the real estate industry. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

The Fund also may invest in an ETF to replicate a REIT or real estate stock index or a basket of REITs or real estate stocks, as well as in an ETF that attempts to provide enhanced performance, or inverse performance, on such indexes or baskets.

The Fund also may write call and put options on individual equity securities in its portfolio in seeking to hedge market risk, to generate additional income from written option premiums and to facilitate trading in certain securities.

An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers. Moreover, the value of the Fund’s investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

When Advantus Capital believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which Advantus Capital believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Real Estate Securities Fund is subject to various risks, including the following:

■ Company Risk ■ Concentration Risk ■ Foreign Securities Risk ■ Holdings Risk ■ Income Risk ■ Interest Rate Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Real Estate Industry Risk ■ REIT-Related Risk ■ REOC-Related Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Real Estate Securities Fund may be subject to other, non-principal risks, including the following:

■ Credit Risk ■ Derivatives Risk ■ Extension Risk ■ Foreign Exposure Risk ■ Growth Stock Risk ■ Investment Company Securities Risk	■ Large Company Risk ■ Mid Size Company Risk ■ Non-Agency Securities Risk ■ Reinvestment Risk ■ Small Company Risk ■ Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Science and Technology Fund: The Fund seeks to achieve its objective to provide growth of capital by investing primarily in the equity securities of science and technology companies around the globe. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of science or technology companies. Science and technology companies are companies whose products, processes or services, in IICO’s opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. Additionally, the Fund may invest in companies that utilize science and/or

Prospectus	195

technology as an agent of change to significantly enhance their business opportunities. The Fund may invest in securities issued by companies of any size, which may include companies that are offered in IPOs, and may invest without limitation in foreign securities, including securities of issuers within emerging markets. The Fund may invest in any geographic area. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies. There is no guarantee, however, that the Fund will achieve its objective.

In its selection of securities for investment by the Fund, IICO aims to identify companies that it believes are benefiting from the world’s strongest secular economic trends, and then applies its largely bottom-up research to identify what it believes are the best holdings for the Fund. IICO carefully monitors the macroeconomic environment, but its focus remains primarily on security-specific fundamental research.

The Fund may invest in, but is not limited to, areas such as:

Science:

■ pharmaceuticals ■ medical technology equipment ■ biotechnology	■ genomics ■ proteomics ■ healthcare services

Technology:

■ semiconductors ■ computer hardware ■ computer services ■ software ■ networking ■ telecommunication services ■ defense electronics	■ entertainment ■ content media ■ data processing ■ internet ■ energy efficiency ■ alternative energy

Applied Science and Technology:

■ agriculture ■ financial services ■ consumer discretionary	■ industrials ■ energy

The Fund primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Fund may invest up to 20% of its total assets in non-investment grade fixed income securities, which are securities rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality.

The Fund may use a range of derivative instruments, typically options, both written and purchased, on individual equity securities owned by the Fund and on U.S. and/or foreign equity indexes, in seeking to hedge various market risks and/or individual security risk as well as to enhance return. The Fund also may use derivative instruments, including futures contracts, in seeking to manage exposure to a particular security. In an effort to manage foreign currency exposure, the Fund may use forward contracts to either increase or decrease exposure to a given currency. The Fund may invest in ETFs as a means of gaining exposure to a particular segment of the market and/or to invest cash effectively.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which IICO believes are of comparable high quality. Subject to the Fund’s investment policies and restrictions, the Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Science and Technology Fund is subject to various risks, including the following:

■ Company Risk ■ Concentration Risk ■ Emerging Market Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk ■ Growth Stock Risk ■ Holdings Risk	■ Large Company Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Mid Size Company Risk ■ Science and Technology Industry Risk ■ Small Company Risk

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Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Science and Technology Fund may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Foreign Currency Risk	■ Initial Public Offering Risk ■ Investment Company Securities Risk ■ Low-Rated Securities Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Money Market Fund: The Fund seeks to achieve its objective to provide current income consistent with maintaining liquidity and preservation of capital by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7 under the 1940 Act. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests only in the following U.S. dollar-denominated money market obligations and instruments:

■	U.S. government securities (including obligations of U.S. government agencies and instrumentalities)

■	bank obligations and instruments secured by bank obligations, such as letters of credit

■	commercial paper (U.S. and foreign issuers), including asset-backed commercial paper programs

■	corporate debt obligations, including floating rate securities and variable rate master demand notes

■	foreign obligations and instruments

■	municipal obligations

■	certain other obligations guaranteed as to principal and interest by a bank in whose obligations the Fund may invest or a corporation in whose commercial paper the Fund may invest

The Fund may only invest in bank obligations if they are obligations of a bank subject to regulation by the U.S. government, including foreign branches of these banks, or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer.

When IICO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, IICO may shorten the average maturity of the Fund’s investments and/or hold cash. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Money Market Fund is subject to various risks, including the following:

■ Amortized Cost Risk ■ Company Risk ■ Credit Risk ■ Income Risk ■ Interest Rate Risk	■ Management Risk ■ Market Risk ■ Money Market Fund Regulatory Risk ■ Reinvestment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Money Market Fund may be subject to other, non-principal risks, including the following:

■	Foreign Exposure Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

All Funds

The objective(s) and investment policies of each Fund may be changed by the Board without a vote of the Fund’s shareholders, unless a policy or restriction is otherwise described as a fundamental policy in the SAI. Shareholders, however, would be given prior written notice, typically at least 60 days in advance, of any material change in a Fund’s objective(s).

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund’s investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions, and other company and economic news. Performance will also depend on the skill of IICO or the investment subadviser, as applicable (Investment Manager), in selecting investments. As with any mutual fund, you could lose money on your investment.

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Each Fund also may invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each Fund (other than Ivy Money Market Fund) may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Fund’s authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and commodities, including precious metals, involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise of foreclosures on home loans secured by subprime mortgages in recent years. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Fund invests in securities that are backed by pools of mortgage loans, the risk to the Fund may be significant. Other asset-backed securities also may experience significant valuation uncertainties, increased volatility, and significantly reduced liquidity.

Each Fund may actively trade securities in seeking to achieve its objective(s). Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Fund’s market capitalization target of the securities in a Fund’s portfolio, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase realized gains that a Fund must distribute, the distribution of which would increase your taxable income.

Each Fund generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, the Investment Manager may invest a portion of the Fund’s assets in cash or cash equivalents if the Investment Manager is unable to identify and acquire a sufficient number of securities that meet the Investment Manager’s selection criteria for implementing the Fund’s investment objective(s), strategies and policies.

You will find more information in the SAI about each Fund’s permitted investments and strategies, as well as the restrictions that apply to them.

A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

Portfolio holdings can be found at www.ivyfunds.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC on the Trust’s (as defined herein) Form N-Q. These holdings may be viewed in the following ways:

■	On the SEC’s website at http://www.sec.gov.

■	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 202.551.8090.

Information concerning Ivy Money Market Fund’s portfolio holdings is posted at www.ivyfunds.com five business days after the end of each month and remains posted on the website for at least six months thereafter. In addition, information concerning Ivy Money Market Fund’s portfolio holdings is filed on a monthly basis with the SEC on Form N-MFP.

Defining Risks

Alternative Minimum Tax Risk — Ivy Municipal Bond Fund and Ivy Municipal High Income Fund each may invest in municipal bonds the interest on which (and, therefore, Fund dividends attributable to such interest) is a Tax Preference Item. If a Fund shareholder’s AMT liability increased as a result of such dividends, that would reduce the Fund’s after-tax return to the shareholder.

Amortized Cost Risk — In the event that the Board determines that the extent of the deviation between Ivy Money Market Fund’s amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of Fund shares or liquidating the Fund.

Business Development Company Securities Risk — Because BDCs typically invest in small and medium-sized companies, a BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group. Accordingly, the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs also are subject to management risk, including the ability of the BDC’s management to meet the BDC’s investment objective, and the ability of the BDC’s management to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV.

Like an investment in other investment companies, a Fund will indirectly bear its proportionate share of any management and other expenses charged by the BDCs in which it invests.

Capital Repatriation Risk — The repatriation of capital with regard to investments made in certain securities or countries may be restricted during certain times from the date of such investments or even indefinitely. If the Investment Manager is unable to repatriate capital from the Fund’s investments, in whole or in part, this may have an adverse effect on the cash flows and/or performance of the Fund.

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Catalyst Risk — Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case a Fund may experience losses.

Commodities Risk — Commodity trading, including trading in precious metals, is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Fund’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, a Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments. Moreover, under the Federal tax law, a Fund may not derive more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income). Accordingly, a Fund may be required to hold its commodities or sell them at a loss, or to sell portfolio securities at a gain, when, for investment reasons, it would not otherwise do so.

Company Risk — An individual company may be more volatile or perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk — If a Fund invests more than 25% of its total assets in a particular industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk — An issuer of a debt security (including a mortgage-backed security) or a REIT may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and, therefore, in the NAV of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security’s liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on the Investment Manager’s analysis of credit risk more heavily than usual.

In the wake of the financial crisis, some credit rating agencies have begun applying more stringent criteria, with the result that some securities are being downgraded. A downgrade or default affecting any of a Fund’s securities could affect the Fund’s performance. In addition, a rating may become stale in that it fails to reflect changes in an issuer’s financial condition. Ratings represent the ratings agency’s opinion regarding the quality of the security and are not a guarantee of quality.

Derivatives Risk — A derivative is a financial instrument whose value or return is “derived,” in some manner, from the price of another security, index, asset, rate or event. Derivatives are traded either on an organized exchange or OTC. Futures contracts, options and swaps are common types of derivatives that a Fund (other than Ivy Money Market Fund) may occasionally use. A futures contract is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. An option is the right to buy or sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A swap is an agreement involving the exchange by a Fund (other than Ivy Money Market Fund) with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Swaps include options on commodities, caps, floors, collars and certain forward contracts. Some swaps currently are, and more in the future will be, centrally settled (“cleared”).

The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Fund’s NAV and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset upon which the derivative’s value is based. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of the Investment Manager as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. When used for hedging, the change in value of the derivative also may not correlate specifically with the security or other risk being hedged. Derivatives also may be subject to counterparty risk, which includes the risk that a Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction. Certain derivatives can create leverage, which may amplify or otherwise increase a Fund’s investment loss, possibly in an amount that could exceed the cost of that instrument or, under certain circumstances, that could be unlimited.

Each Fund (other than Ivy Money Market Fund) may enter into credit default swap contracts for hedging or investment purposes. A Fund may either sell or buy credit protection under these contracts. Swap instruments may shift a Fund’s investment exposure from one type of investment to another. Swap agreements also may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the referenced assets that underlie the swap agreement. Swaps are highly

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specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments.

Certain derivatives transactions are not entered into or traded on exchanges or cleared by clearing organizations. Instead, such derivatives may be entered into directly with the counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available for a desired transaction, a Fund will be unable to enter into the transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Fund may be required to hold such instruments until exercise, expiration or maturity. Certain of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and, as a result, a Fund would bear greater risk of default by the counterparties to such transactions. When traded on foreign exchanges, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments.

The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or OTC derivatives, since generally an exchange or clearinghouse, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar exchange or clearinghouse guarantee. In all such transactions, the Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. A Fund will enter into transactions in derivative instruments only with counterparties that the Investment Manager reasonably believes are capable of performing under the contract. The Investment Manager may seek to manage counterparty risk in an OTC derivative transaction by entering into bilateral collateral documentation, such as a Credit Support Annex and an accompanying Account Control Agreement, where it is market practice to do so for the particular type of derivative; however, there is no guarantee that such documentation will have the intended effect.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) resulted in historic and comprehensive statutory reform of derivatives, including the manner in which derivatives are designed, negotiated, reported, executed or cleared and regulated.

Specifically, the SEC and the Commodity Futures Trading Commission (CFTC) are required to mandate by regulation under certain circumstances that certain swaps, previously traded OTC, be executed in a regulated, transparent market and settled by means of a central clearing house. Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There also may be risks introduced of a possible default by the derivatives clearing organization or by a clearing member or futures commission merchant through which a swap is submitted for clearing.

The extent and impact of the new regulations are not yet fully known and may not be for some time. Any such changes may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of a Fund to be used for collateral in support of those derivatives than is currently the case, or restrict the ability of a Fund to enter into certain types of derivative transactions, or could limit a Fund’s ability to pursue its investment strategies.

Dividend-Paying Stock Risk — The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend the company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as fixed-income investments become more attractive to investors. This risk may be greater due to the current period of historically low interest rates.

Emerging Market Risk — Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Certain of those countries may have failed in the past to recognize private property rights and have nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Energy Industry Risk — Investment risks associated with investing in energy securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.

Extension Risk — Rising interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage- or asset-backed securities more slowly than expected. This would, in effect, convert a short or medium-duration security into a longer-duration security,

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increasing its sensitivity to interest rate changes. This could cause the value of such securities to be more volatile or decline more than other fixed-income securities and may magnify the effect of the rate increase on the price of such securities. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Financial Services Industry Risk — Investment risks associated with investing in financial services companies, in addition to other risks, include extensive government regulation, current and changing interest rates, credit rating downgrades, decreased liquidity in credit markets and increased competition, all of which may affect the profitability and performance of financial services companies.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk — Certain Funds may use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the Investment Manager’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Currency Risk — Foreign securities may be denominated in foreign currencies. The value of a Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

Foreign Exposure Risk — The securities of many companies may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

Foreign Securities Risk — Investing in foreign securities involves a number of economic, financial, legal, and political considerations that are not associated with the U.S. markets and that could affect a Fund’s performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing also may involve brokerage costs and tax considerations that are usually not present in the U.S. markets.

Other factors that can affect the value of a Fund’s foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform and/or stringent accounting, auditing and financial reporting standards. It also may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions also may be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

To the extent that a Fund invests in sovereign debt instruments, the Fund is subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Fund may have limited recourse against the issuing government or agency. Financial markets have recently experienced, and may continue to experience, increased volatility due to the uncertainty surrounding the sovereign debt of certain European countries.

Frequent Trading Risk — The risk that frequent buying and selling of investments involve higher costs to the Fund and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short term capital gains. The payment of taxes on these gains could adversely affect a shareholder’s after tax return on their investment in the Fund. Any distributions resulting from such net gains will be considered ordinary income for Federal income tax purposes. Factors that can lead to short-term trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Fund’s market capitalization target, and the need to sell a security to meet redemption activity.

Fund of Funds Risk — The ability of the Fund to meet its investment objectives is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. The Fund’s share price will likely change daily based on the performance of the underlying funds.

Global Natural Resources Industry Risk — Investment risks associated with investing in global natural resources securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resource companies in complying with environmental and safety regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters.

Growth Stock Risk — Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

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Holdings Risk — If a Fund typically holds a small number of stocks, or if a Fund’s portfolio manager(s) tend to invest a significant portion of a Fund’s total assets in a limited number of stocks, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities or if the Fund’s portfolio manager(s) invested a greater portion of the Fund’s total assets in a larger number of stocks. Although that strategy has the potential to generate attractive returns over time, it also may increase the Fund’s volatility.

Income Risk — The risk that a Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security.

Initial Public Offering Risk — Any positive effect of investments in IPOs may not be sustainable because of a number of factors. For example, a Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant impact on a Fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs on a Fund is also likely to decline as the Fund grows.

Interest Rate Risk — The value of a debt security, mortgage-backed security or other fixed-income obligation, as well as of shares of mortgage REITs, may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or other fixed-income obligation, as well as of shares of mortgage REITs, generally increases. Long-term debt securities, mortgage-backed securities and other fixed-income obligations generally are more sensitive to interest rate changes than short-term debt securities. A Fund may experience a decline in its income due to falling interest rates. Interest rates in the U.S. are at, or near, historic lows, which may increase a Fund’s exposure to risks associated with rising rates.

Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near-historic lows of zero percent. In addition, as part of its monetary stimulus program known as quantitative easing, the Federal Reserve has purchased on the open market large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. As the Federal Reserve “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or if the Federal Reserve raises the federal funds rate, there is a risk that interest rates will rise. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities may result in decreased liquidity and increased volatility in the fixed income markets, which could cause a Fund’s NAV to fluctuate more and adversely affect that Fund’s return.

In general, a portfolio of debt, mortgage-related and asset-backed securities and other fixed-income obligations experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund’s duration of its portfolio of debt, mortgage-related and asset-backed securities and other fixed-income obligations. Duration measures the relative price sensitivity of a security to changes in interest rates. “Effective” duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Investment Company Securities Risk — The risks of investment in other investment companies typically reflect the risks of the types of securities in which the investment companies invest. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in the duplication of certain fees, including management and administrative fees.

Certain Funds may invest in ETFs as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and other commodities without purchasing them directly. Since many ETFs are a type of investment company, a Fund’s purchases of shares of such ETFs are subject to the Fund’s investment restrictions regarding investments in other investment companies.

ETFs have a market price that reflects a specified fraction of the value of the designated index or underlying basket of commodities or commodities futures and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs and closed-end funds. In addition, an asset management fee is charged in connection with the management of the ETF’s or the closed-end fund’s portfolio (which is in addition to the investment management fee paid by a Fund).

Investments in an ETF or a closed-end fund generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF or a closed-end fund can fluctuate, and a Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s or a closed-end fund’s shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF’s or a closed-end fund’s shares may not develop or be maintained; or (iii) trading of an ETF’s or a closed-end fund’s shares may be halted if the listing exchange officials determine such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

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Enhanced or inverse return ETFs present greater opportunities for investment gains, but also present correspondingly greater risk of loss. Inverse or “short” ETFs seek to deliver performance that is opposite of the performance of a market benchmark (e.g., if the benchmark goes down by 1%, the ETF will go up by 1%), typically using a combination of derivative strategies. Inverse ETFs seek to profit from falling market prices and will lose money if the market benchmark index goes up in value. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risks, and generally are used to increase or decrease a Fund’s exposure to the underlying index on a short-term basis. Most leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Large Company Risk — Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

Liquidity Risk — Generally, a security is liquid if a Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. In addition, with regard to fixed income securities, market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting the returns of a Fund that invests in such securities.

Loan Risk — In addition to the risks typically associated with fixed-income securities, loans (including loan assignments, loan participations and other loan instruments) carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market. In the event the borrower defaults, a Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. There is a risk that the value of the collateral securing the loan may decline after a Fund invests and that the collateral may not be sufficient to cover the amount owed to the Fund. If the loan is unsecured, there is no specific collateral on which the Fund can foreclose. In addition, if a secured loan is foreclosed, a Fund may bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell.

Loans may be subject to restrictions on resale and sometimes trade infrequently on the secondary market. As a result, valuing a loan can be more difficult, and buying and selling a loan at an acceptable price can be more difficult or delayed, than other investments. Difficulty in selling a loan can result in a loss. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Certain loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the strong anti-fraud protections of the Federal securities laws. With loan participations, a Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if a Fund could enforce its rights directly against the borrower.

Low-Rated Securities Risk — In general, low-rated debt securities (commonly referred to as “high-yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken a Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and disproportionately may fall in price during times when the economy is weak or is expected to become weak. Low-rated securities and obligations also may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price a Fund desires, and may carry higher transaction costs. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Low-rated securities and obligations are susceptible to such a default or decline in market value due to real or perceived adverse economic and business developments relating to the issuer, the industry in general, market interest rates and market liquidity. The market value of these securities can be volatile. Ratings of a security or obligation may not accurately reflect the actual credit risk associated with such a security.

Management Risk — The Investment Manager applies a Fund’s investment strategies and selects securities for the Fund in seeking to achieve the Fund’s investment objective(s). There can be no guarantee that its decisions will produce the desired results and securities selected by the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to the investment objective(s) of

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the Fund. In general, investment decisions made by the Investment Manager may not produce the anticipated returns, may cause the Fund’s shares to lose value or may cause the Fund to perform less favorably than other mutual funds with investment objectives similar to the investment objective(s) of the Fund.

Market Risk — Markets can be volatile, and a Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. The value of assets or income from a Fund’s investments may be adversely affected by inflation or changes in the market’s expectations regarding inflation. In addition, prices are affected by the outlook for overall corporate profitability. In the municipal securities markets, securities backed by current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue collection from the project or asset. Market prices of equity securities generally are more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Liquidity in some markets has decreased and credit has become scarcer worldwide. Recent regulatory changes, including the Dodd-Frank Act and the introduction of new international capital and liquidity requirements under the Basel III Accords (“Basel III”), may cause lending activity within the financial services sector to be constrained for several years as Basel III rules phase in and rules and regulations are promulgated and interpreted under the Dodd-Frank Act. These market conditions may continue or deteriorate further and may add significantly to the risk of short-term volatility in a Fund. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken a number of steps in an attempt to support financial markets. Withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to project the duration of these market conditions. The severity or duration of these conditions also may be affected by policy changes made by governments or quasi-governmental organizations. Changes in market conditions will not have the same impact on all types of securities.

In addition, since 2010, the risks of investing in certain foreign government debt have increased dramatically as a result of the European debt crisis. This debt crisis and the ongoing efforts of governments around the world to address it have resulted, and may in the future result, in increased volatility and uncertainty in the global securities markets and it is impossible to predict the effects of these or similar events in the future on the Funds, though it is possible that these or similar events could have a significant adverse impact on the value and risk profile of the Funds.

The amount of fixed-income securities held across all mutual funds recently was at very high levels, while the ability or willingness of broker-dealer firms and other institutional investors to absorb all of the fixed-income securities held by funds remains unclear. If investors move out of fixed-income securities on a large scale, this combination of factors may result in heightened volatility and reduced liquidity.

Mid Size Company Risk — Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the stocks of larger companies, and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

MLP Risk — Investments in securities of an MLP involve risks that differ from investments in common stocks, including, among others, risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks, and others.

Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest.

Money Market Fund Regulatory Risk — As a money market fund, Ivy Money Market Fund is subject to the specific rules governing money market funds, as well as otherwise subject to regulation by the SEC. In July 2014, the SEC adopted final rules governing money market funds, which take effect between nine and twenty-four months following their effective date. These changes and other proposed amendments to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Fund.

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Mortgage-Backed and Asset-Backed Securities Risk — Mortgage-backed and asset-backed securities are subject to prepayment risk and extension risk. When interest rates decline, unscheduled payments can be expected to accelerate, shortening the average lives of such securities, and a Fund may be required to reinvest the proceeds of the payments at the lower interest rates then available. Unscheduled payments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities and may make them less effective than other fixed-income securities as a means of “locking in” long-term interest rates. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Rising interest rates typically result in decreased prepayments and longer average lives of such securities. This could cause the value of such securities to decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities. If a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool, the Fund, as a holder of those securities, may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Certain mortgage-backed securities are U.S. government securities. See U.S. Government Securities Risk for the risks of these types of securities. For non-U.S. government securities, there is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government or supported by the right of the issuer to borrow from the U.S. government.

Non-Agency Securities Risk — The risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include, but are not limited to, securities issued by non-government entities which can include instruments secured by obligations of prime, Alt A, and sub-prime residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans). Non-agency securities can present valuation and liquidity issues and be subject to precipitous downgrades (or even default) during time periods characterized by recessionary market pressures such as falling home prices, rising unemployment, bank failures and/or other negative market stresses. The risk of non-payment by the issuer of any non-agency security increases when markets are stressed.

Non-Diversification Risk — Certain of the Funds are “non-diversified” mutual funds and, as such, their investments are not required to meet certain diversification requirements under federal law. Compared with “diversified” funds, such Funds may invest a greater percentage of its assets in the securities of an issuer. Thus, such Funds may hold fewer securities than other funds. A decline in the value of those investments would cause such Fund’s overall value to decline to a greater degree than if such Fund held a more diversified portfolio.

Political, Legislative or Regulatory Risk — The municipal securities market generally or certain municipal securities in particular, may be significantly affected by adverse political, legislative or regulatory changes or litigation at the Federal or state level. For example, political or legislative changes (as well as economic conditions) in a particular state or political subdivision of the state may affect the ability of the state or subdivision’s governmental entities to pay interest, repay principal on their obligations or to issue new municipal obligations.

In addition, the value of municipal securities is affected by the value of tax-exempt income to investors. For example, a significant change in rates or a restructuring of the Federal income tax (or serious consideration of such a change by the U.S. government) may cause a decline in municipal securities prices, since lower income tax rates or tax restructuring could reduce the advantage of owning municipal securities. Lower state or municipal income tax rates may have a similar effect on the value of municipal securities issued by a governmental entity in that state or municipality.

Private Placements and Other Restricted Securities Risk — Restricted securities, which include private placements, are securities that are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale. A Fund could find it difficult to sell privately placed securities and other restricted securities when the Investment Manager believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value. At times, it also may be difficult to determine the fair value of such securities for purposes of computing the NAV of a Fund.

Real Estate Industry Risk — Investment risks associated with investing in real estate securities, in addition to other risks, include rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers.

Regional Focus Risk — Focusing on a single geographic region involves increased currency, political, regulatory and other risks. To the extent the Fund concentrates its investments in a particular region, market swings in that region will have a greater effect on Fund performance than they would in a more geographically diversified equity fund.

Reinvestment Risk — Income from a Fund’s debt securities may decline if the Fund invests the proceeds from matured, traded, prepaid or called securities in securities with interest rates lower than the current earnings rate of the Fund’s portfolio. For example, debt securities with high relative interest rates may be paid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling

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interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). Moreover, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Fund may have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Fund’s investment income.

REIT-Related Risk — The value of a Fund’s securities in a REIT may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, loss of REIT Federal tax status (and the resulting failure to qualify for tax-free pass-through treatment under the Code) or changes in laws and/or rules related to that status or the REIT’s failure to maintain its exemption from registration under the 1940 Act. In addition, the Fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

REOC-Related Risk — A REOC is similar to an equity REIT in that it owns and operates commercial real estate, but unlike a REIT it has the freedom to retain all its funds from operations and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, if at all, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a Fund’s REOC securities may be adversely affected by certain of the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the Federal tax treatment that is accorded a REIT. In addition, the Fund may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.

Russia Investment Risk — As part of their investment strategy, certain Funds may invest a portion of their assets in securities issued by Russian issuers. In addition to the existing general risks that such Funds face with respect to their investments in the Russian market (including political risk, emerging market risk, and currency risk), such Funds currently face additional, heightened risks due to recent political unrest involving Russia and Ukraine.

Beginning in February 2014, the Russian government increased its military presence in Crimea, formerly a part of Ukraine, and on the Eastern border of Ukraine, in response to political unrest in that country. In March 2014, Russia formally annexed the Ukrainian territory of Crimea following a purported referendum on that proposal. Russia’s actions have been met with opposition from the international community, including the U.S. and the European Union, which initially have responded to Russia’s actions by imposing various economic sanctions on Russian officials and banks.

As a result of these events and the resulting sanctions and the uncertainty that they (and possible future sanctions might) create, the Russian economy and currency recently have experienced extreme volatility, and they may continue to experience further turbulence in the short-term. In addition, there is a risk that tensions over Russia’s actions in Crimea and elsewhere could continue to escalate, resulting in the imposition of further sanctions against Russia, including actions that could negatively affect entire sectors of its economy. Such events and resulting sanctions potentially pose significant risks to certain Funds, as the value of their investments in Russian securities or companies with substantial exposure to the Russian economy may decline or become increasingly volatile; additionally, further potential international response may limit such Funds’ ability to hold or dispose of shares of Russian securities. Continued retention of Russian securities mandated by law, or forced divestiture of such securities, could negatively affect the value of such Funds’ assets and their investment performance.

Science and Technology Industry Risk — Investment risks associated with investing in science and technology securities, in addition to other risks, include a company’s operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, and aggressive pricing of products and services, as well as new market entrants and obsolescence of existing technology.

Sector Risk — At times, a Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than Funds that invest more broadly.

Small Company Risk — Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations, and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Subsidiary Investment Risk — By investing in its subsidiary, each of Ivy Asset Strategy Fund and Ivy Emerging Markets Equity Fund is exposed to the risks associated with its Subsidiary’s investments. Each Fund’s Subsidiary is not registered under the 1940 Act, and is not subject to all of the investor protections of the 1940 Act. Thus, each Fund, as an investor in its Subsidiary, would not have all of the protections offered to investors in registered investment companies. However, because each Fund wholly owns and controls its Subsidiary, and each Fund and its Subsidiary are managed by IICO, it is unlikely that a Fund’s Subsidiary would take action contrary to the interests of the Fund or the Fund’s shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands, under which each Fund and its Subsidiary are organized, respectively, could result in the inability of each Fund and/or its Subsidiary to operate as intended and could negatively affect each Fund and its shareholders. Although under the federal tax law, each Fund may not earn more than 10% of its annual gross income from gains

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resulting from selling commodities (and other “non-qualifying” income), each Fund has received an opinion of counsel, which is not binding on the Internal Revenue Service or the courts, that income each Fund receives from its Subsidiary should constitute qualifying income.

Taxability Risk — A Fund purchasing municipal securities relies on the opinion of each issuer’s bond counsel that the interest paid on the issuer’s securities will not be subject to Federal income tax. A tax opinion is generally provided at the time a municipal security is initially issued. However, after a Fund buys a security issued as paying tax-exempt interest, the IRS may determine that interest on the security should, in fact, be taxable, in which event the dividends the Fund pays with respect to that interest would be subject to Federal income tax.

Tax-Managed Strategy Risk — Tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non tax-managed mutual funds. Market conditions may limit Ivy Tax-Managed Equity Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. In addition, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation.

Theme Risk — A Fund’s investment strategy may incorporate the identification of themes, in which case such Fund’s performance may suffer if IICO does not correctly identify such themes or if a theme develops in an unanticipated way.

U.S. Government Securities Risk — Although a Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices on the securities. Securities that are issued or guaranteed by Federal agencies or authorities or by U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by Freddie Mac, Fannie Mae and FHLB are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer. As a result, such securities are subject to greater credit risk than securities backed by the full faith and credit of the U.S. government.

A Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than those of U.S. Treasury bills with comparable maturities.

On August 5, 2011, S&P, lowered its long-term sovereign credit rating on the U.S. federal government debt to “AA+” from “AAA. Any further credit rating downgrade could increase volatility in financial markets, and could result in higher interest rates and higher Treasury yields and increase the costs of capital and financing.

Value Stock Risk — Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Investment Manager, undervalued. The value of a security believed by the Investment Manager to be undervalued may never reach what is believed to be its full value, such security’s value may decrease or such security may be appropriately priced.

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The Management of the Funds

INVESTMENT ADVISER

The Funds are managed by Ivy Investment Management Company (IICO), subject to the authority of the Board of Trustees of Ivy Funds (Board). IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment adviser with approximately $81.2 billion in assets under management as of March 31, 2014 and serves as the investment manager and as such provides investment advice to and supervises the investments for each of the Funds within Ivy Funds, which, prior to April 1, 2010, was comprised of Funds from both Ivy Funds, Inc. (a Maryland corporation) and Ivy Funds (a Massachusetts business trust) that IICO managed dating back to December 2002. On April 1, 2010, Ivy Funds, a Delaware statutory trust (Trust), succeeded to both of those entities. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

IICO and the Trust have received “manager of managers” exemptive relief from the SEC (Order) that permits IICO, subject to the approval of the Board (including a majority of Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust, IICO or any subadviser), to appoint an unaffiliated investment subadviser or to materially amend the terms of an investment subadvisory agreement with an unaffiliated investment subadviser for the Funds without first obtaining shareholder approval (except if the change results in an increase in the aggregate advisory fee payable by a Fund). Prior to relying on the Order, a Fund must receive approval of its shareholders. Shareholders of Ivy Micro Cap Growth Fund and Ivy Cundill Global Value Fund have approved the use of the Order. Accordingly, Ivy Micro Cap Growth Fund and Ivy Cundill Global Value Fund may rely on the Order. If shareholders of other Funds approve the use of the Order in the future, then those Funds also may rely on the Order. Under the Order, IICO has the ultimate responsibility (subject to oversight by the Board) to oversee any investment subadvisers and recommend their hiring, termination and replacement, and IICO may, at times, recommend to the Board that a Fund change, add or terminate its investment subadviser; continue to retain its investment subadviser even though the investment subadviser’s ownership or corporate structure has changed; or materially change the investment subadvisory agreement with its investment subadviser. Each Fund will notify shareholders of any change in the identity of an investment subadviser or the addition of an investment subadviser to the Fund.

INVESTMENT SUBADVISERS

Advantus Capital Management, Inc. (Advantus Capital), an investment adviser located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadviser to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Bond Fund and Ivy Real Estate Securities Fund pursuant to an agreement with IICO. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life’s investment portfolio. Advantus Capital had approximately $29.0 billion in assets under management as of March 31, 2014.

LaSalle Investment Management Securities, LLC (LaSalle US), a registered investment adviser located at 100 East Pratt Street, 20th Floor, Baltimore, Maryland 21202, serves as the investment subadviser to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund pursuant to an agreement with IICO. LaSalle US delegates to its affiliate, LaSalle Investment Management Securities, B.V., a registered investment adviser located at Herengracht 471, 1017 BS Amsterdam, The Netherlands, investment management responsibilities for the portion of the portfolio allocated by LaSalle US to companies listed for trading in Europe, as further described below. LaSalle Securities had approximately $10.9 billion in assets under management as of March 31, 2014. LaSalle US is responsible for the overall management of each Fund’s portfolio of investments, including the allocation of the Funds’ net assets among various regions and countries, and making purchases and sales consistent with each Fund’s investment objective and strategies. LaSalle US may invest in securities of issuers in any country. LaSalle US is also responsible for the supervision of LaSalle BV, a subadviser of the Funds that assists with portfolio management.

LaSalle BV makes investments consistent with each Fund’s investment objective and strategies with respect to securities of Global Real Estate Companies, focusing on those companies that maintain their principal place of business or conduct their principal business activities in, or that are organized under the laws of, the United Kingdom or countries in continental Europe, or companies whose securities are traded in those markets. LaSalle BV also assists LaSalle US on each Fund’s portfolio allocation among the various regions and countries, and provides other assistance as requested by LaSalle US. There is no pre-determined allocation to LaSalle BV. The amount is determined through LaSalle Securities’ investment process as described in this Prospectus, and on-going discussions between the subadvisers.

Under an agreement between IICO and Mackenzie Financial Corporation (Mackenzie), 180 Queen Street West, Toronto, Ontario, Canada M5V 3K1, Mackenzie serves as investment subadviser to Ivy Cundill Global Value Fund. Mackenzie’s Cundill investment team provides investment advice to, and generally conducts the investment management program for, Ivy Cundill Global Value Fund. Mackenzie’s Cundill investment team is located at 200 Burrard Street, Ste. 400, Vancouver, British Columbia V6C 3L6. As of March 31, 2014, Mackenzie’s Cundill investment team had approximately $9.6 billion USD in assets under management. Mackenzie Investments was founded in 1967, and is a leading investment management firm in Toronto, providing investment advisory and related services, with approximately $61.8 billion USD in assets under management as of March 31, 2014.

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Wall Street Associates, LLC (WSA), located at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, serves as the investment subadviser to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Micro Cap Growth Fund pursuant to an agreement with IICO. WSA had approximately $1.3 billion in assets under management as of March 31, 2014.

MANAGEMENT FEE

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund’s assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to IICO for providing investment advice and supervising its investments. IICO uses a portion of the applicable fee to pay a Fund’s subadviser, if any. Each Fund also pays other expenses, which are explained in the SAI.

The management fee, accrued daily, is payable by a Fund at the annual rates of:

■	Ivy Managed International Opportunities Fund: 0.05% of net assets.

■	Ivy Money Market Fund: 0.40% of net assets.

■

Ivy Limited-Term Bond Fund: 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion.

■

Ivy Bond Fund, Ivy Municipal Bond Fund and Ivy Municipal High Income Fund: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

■

Ivy Global Bond Fund and Ivy High Income Fund: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.

■

Ivy Tax-Managed Equity Fund: 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion.

■

Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Dividend Opportunities Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Large Cap Growth Fund and Ivy Value Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

■

Ivy Core Equity Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, 0.55% of net assets over $3 billion and up to $5 billion, 0.525% of net assets over $5 billion and up to $6 billion, and 0.50% of net assets over $6 billion.

■

Ivy Energy Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Small Cap Value Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

■

Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund: 0.95% of net assets up to $1 billion, 0.92% of net assets over $1 billion and up to $2 billion, 0.87% of net assets over $2 billion and up to $3 billion, and 0.84% of net assets over $3 billion.

■

Ivy Real Estate Securities Fund: 0.90% of net assets up to $1 billion, 0.87% of net assets over $1 billion and up to $2 billion, 0.84% of net assets over $2 billion and up to $3 billion, and 0.80% of net assets over $3 billion.

■	Ivy European Opportunities Fund: 0.90% of net assets up to $250 million; 0.85% of net assets over $250 million and up to $500 million, and 0.75% of net assets over $500 million.

■

Ivy International Core Equity Fund and Ivy International Growth Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.70% of net assets over $3 billion.

■

Ivy Cundill Global Value Fund, Ivy Emerging Markets Equity Fund and Ivy Global Natural Resources Fund: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

■

Ivy Micro Cap Growth Fund: 0.95% of net assets up to $1 billion, 0.93% of net assets over $1 billion and up to $2 billion, 0.90% of net assets over $2 billion and up to $3 billion, and 0.86% of net assets over $3 billion.

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Net management fees for the following Funds as a percent of the Fund’s average net assets for the fiscal year ended March 31, 2014 were:

As of March 31, 2014

Fund	Net Management Fee Paid[1]
Ivy Asset Strategy Fund	0.56%
Ivy Balanced Fund	0.68%
Ivy Bond Fund	0.52%
Ivy Core Equity Fund	0.70%
Ivy Cundill Global Value Fund	1.00%
Ivy Dividend Opportunities Fund	0.70%
Ivy Emerging Markets Equity Fund	0.97%
Ivy Energy Fund	0.85%
Ivy European Opportunities Fund	0.90%
Ivy Global Bond Fund	0.62%
Ivy Global Equity Income Fund	0.70%
Ivy Global Income Allocation Fund	0.70%
Ivy Global Natural Resources Fund	0.88%
Ivy Global Real Estate Fund	0.95%
Ivy Global Risk-Managed Real Estate Fund	0.95%
Ivy High Income Fund	0.51%
Ivy International Core Equity Fund	0.84%
Ivy International Growth Fund	0.85%
Ivy Large Cap Growth Fund	0.68%
Ivy Limited-Term Bond Fund	0.44%
Ivy Managed International Opportunities Fund	0.05%
Ivy Micro Cap Growth Fund	0.95%
Ivy Mid Cap Growth Fund	0.81%
Ivy Money Market Fund	0.40%
Ivy Municipal Bond Fund	0.52%
Ivy Municipal High Income Fund	0.49%
Ivy Real Estate Securities Fund	0.90%
Ivy Science and Technology Fund	0.81%
Ivy Small Cap Growth Fund	0.85%
Ivy Small Cap Value Fund	0.85%
Ivy Tax-Managed Equity Fund	0.65%
Ivy Value Fund	0.70%

[1]

For Funds managed solely by IICO, IICO has voluntarily agreed to waive its management fee for any day that a Fund’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver.

In light of current market conditions, IICO has voluntarily agreed to waive and/or reimburse sufficient expenses of any class of Ivy Money Market Fund to the extent necessary to maintain a yield of not less than zero. There is no guarantee that any class of Ivy Money Market Fund will maintain such a yield. IICO may amend or terminate this voluntary waiver and/or reimbursement at any time without prior notice to shareholders.

A discussion regarding the basis for the approval by the Board of the advisory contract for each of the Funds is available in each Fund’s Semiannual Report to Shareholders for the six-month period ended September 30, 2013.

PORTFOLIO MANAGEMENT

Ivy Asset Strategy Fund and Ivy Managed International Opportunities Fund: Michael L. Avery is primarily responsible for the day-to-day management of the Ivy Asset Strategy Fund. Mr. Avery has held his Ivy Asset Strategy Fund responsibilities since January 1997 and his Ivy Managed International Opportunities Fund responsibilities since the inception of the Fund in April 2007. He is Executive Vice President of IICO and Waddell & Reed Investment Management Company (WRIMCO), an affiliate of IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. Mr. Avery has served as President of Waddell & Reed Financial, Inc. (WDR) since January 2010. He formerly served as Chief Investment Officer (CIO) of WDR from June 2005 until

210	Prospectus

February 2011 and formerly served as CIO of IICO and WRIMCO from June 2005 until August 2010. Mr. Avery has also served as portfolio manager for investment companies managed by WRIMCO since February 1994, and has been an employee of such since June 1981. He held the position of Director of Equity Research for IICO and for WRIMCO and its predecessor from August 1987 through June 2005. Mr. Avery earned a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis in Finance from Saint Louis University.

Ivy Balanced Fund and Ivy Dividend Opportunities Fund: Cynthia P. Prince-Fox is primarily responsible for the day-to-day management of Ivy Balanced Fund and Ivy Dividend Opportunities Fund. Ms. Prince-Fox has held her Fund responsibilities since the inception of Ivy Balanced Fund, and was the portfolio manager for the predecessor fund since May 2003. She has held her portfolio management responsibilities for Ivy Dividend Opportunities Fund since July 2013. She is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. In addition, Ms. Prince-Fox served as CIO of Austin, Calvert & Flavin, Inc., a former affiliate of WRIMCO, from November 2004 to July 2009 and, previously, as Co-CIO for Austin, Calvert & Flavin, Inc. from February 2002 to November 2004. She has also served as portfolio manager for investment companies managed by WRIMCO since January 1993. Ms. Prince-Fox earned a BBA degree in Finance from St. Mary’s University at San Antonio, Texas, and has earned an MBA with an emphasis in Finance from Rockhurst College.

Ivy Bond Fund: Christopher R. Sebald, Thomas B. Houghton and David W. Land are primarily responsible for the day-to-day management of Ivy Bond Fund. Mr. Sebald has held his Fund responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund, Advantus Bond Fund, Inc., since August 2003. He is CIO and Executive Vice President and previously served as Senior Vice President and Lead Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003. Mr. Sebald had served as Senior Vice President and Portfolio Manager for AEGON USA Investment Management from July 2000 through July 2003. He earned a BS degree in Economics from the University of Minnesota and an MBA from the University of Minnesota. He is a Chartered Financial Analyst.

Mr. Land has held his Fund responsibilities for Ivy Bond Fund since April 2005. He has served as Vice President and Portfolio Manager, Total Return, Advantus Capital, since April 2004. Mr. Land was Senior Analyst at AXA Investment Managers North America, Inc. from August 2003 to April 2004. He served as Senior Investment Officer of Advantus Capital from July 2000 to July 2003. Mr. Land earned a BA degree from Thomas More College and an MBA from the University of Cincinnati. He is a Chartered Financial Analyst.

Mr. Houghton has held his Fund responsibilities for Ivy Bond Fund since April 2005. He has served as Vice President and Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003. Mr. Houghton had served as Senior Investment Officer with Advantus Capital from April 2002 to August 2003. Previously, Mr. Houghton was a Senior Securities Analyst, Public Corporate Bonds, with American Express from July 2001 through March 2002.

Ivy Core Equity Fund: Erik R. Becker and Gustaf C. Zinn are primarily responsible for the day-to-day management of Ivy Core Equity Fund, and both have held their Fund responsibilities since February 2006. Mr. Becker joined WRIMCO in 1999 as an investment analyst and had served as an assistant portfolio manager for Ivy Core Equity Fund since 2003, in addition to his duties as a research analyst. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. Mr. Becker earned a BBA degree in Finance, Investments and Banking and an MS in Finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Mr. Zinn has been an employee of WRIMCO since 1998 and had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003, in addition to his duties as a research analyst. Mr. Zinn is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. He earned a BBA degree and a Masters of Finance from the University of Wisconsin-Madison. Mr. Zinn is a Chartered Financial Analyst.

Ivy Cundill Global Value Fund: Andrew Massie is primarily responsible for the day-to-day management of Ivy Cundill Global Value Fund. Mr. Massie has held his Fund responsibilities since December 2007. He is currently Senior Vice President, Investments, and Portfolio Manager with Mackenzie’s Cundill investment team. Mr. Massie was with the predecessor of the Cundill investment team, Cundill Investment Research Ltd., since 1998, and prior to that, Peter Cundill & Associates Ltd., Vancouver, since 1984, serving in a variety of capacities, most recently as a portfolio manager. Mr. Massie’s educational experience includes first year studies in the Business Program at Langara College, the Canadian Securities Course, Third Year Certified General Accountant (CGA) Program, and the Canadian Investment Manager Program (CIM).

Ivy Emerging Markets Equity Fund: Frederick Jiang and Jonas Krumplys are primarily responsible for the day-to-day management of Ivy Emerging Markets Equity Fund. Mr. Jiang has held his Fund responsibilities since February 2004, and had been assistant portfolio manager for the Fund since July 2003. He is Senior Vice President of IICO and Vice President of the Trust. From July 1999 to July 2003, he served as an investment analyst for IICO. Mr. Jiang holds a BA degree in Economics from the Central University of Finance and Economics, Beijing, China, and earned an MBA degree in Finance from New York University. Mr. Jiang is a Chartered Financial Analyst.

Mr. Krumplys has held his fund responsibilities for Ivy Emerging Markets Equity Fund since March 2014. He is Vice President of IICO and Vice President of the Trust. Mr. Krumplys joined IICO in November 2006 as an investment analyst. He has served as Assistant Vice President and assistant portfolio manager for other investment companies managed by IICO since April 2008. He earned a BS in Architecture and an MS in Chemical Engineering from the University of Illinois, and holds an MBA with an emphasis in Finance and Marketing from the University of Chicago Graduate School of Business. Mr. Krumplys is a Chartered Financial Analyst.

Prospectus	211

Ivy Energy Fund and Ivy Global Natural Resources Fund: David P. Ginther is primarily responsible for the day-to-day management of Ivy Energy Fund and Ivy Global Natural Resources Fund. He has held his Fund responsibilities since the inception of Ivy Energy Fund in April 2006 and for Ivy Global Natural Resources Fund since July 2013. Mr. Ginther is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. He has been an employee of WRIMCO since 1995. Mr. Ginther holds a BS degree in Accounting from Kansas State University, and has earned the designation of Certified Public Accountant.

Ivy European Opportunities Fund: Robert E. Nightingale is primarily responsible for the day-to-day management of Ivy European Opportunities Fund and has held his Fund responsibilities since October 2013. He is Vice President of IICO. He joined WRIMCO in 1996 initially serving as an investment analyst and has served as assistant portfolio manager for funds managed by IICO since February 2006. Mr. Nightingale earned a BS degree in Economics from the University of Wisconsin, an MS in Urban and Regional Planning and an MS in Finance from the University of Wisconsin. He is a member of the CFA Institute.

Ivy Global Bond Fund: Mark G. Beischel is primarily responsible for the day-to-day management of Ivy Global Bond Fund, and has held his Fund responsibilities since the inception of the Fund in April 2008. Mr. Beischel is Senior Vice President of IICO and WRIMCO and Vice President of the Trust, and Vice President of another investment company for which WRIMCO serves as investment manager. Effective June 30, 2010, Mr. Beischel was appointed Global Director of Fixed Income of IICO and WRIMCO. Mr. Beischel has served as assistant portfolio manager for investment companies managed by WRIMCO since 2000, and has been an employee of such since 1998. He earned a BA degree in Business Management from the University of Wisconsin at Eau Claire, and an MBA with emphasis in Finance from the University of Denver. Mr. Beischel is a Chartered Financial Analyst.

Ivy Global Equity Income Fund: John C. Maxwell and Robert E. Nightingale are primarily responsible for the day-to-day management of Ivy Global Equity Income Fund and have held their Fund responsibilities since the Fund’s inception in June 2012. Mr. Maxwell is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of and portfolio manager of other investment companies for which IICO and WRIMCO serves as investment manager. He joined WRIMCO in 1998, initially serving as an investment analyst and has served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003. In 2004, Mr. Maxwell began assisting the international group of IICO as an investment analyst. Mr. Maxwell earned a BS degree from the University of Kentucky, and an MBA from the Johnson Graduate School of Management, Cornell University. He is a Chartered Financial Analyst.

Mr. Nightingale is Vice President of IICO. He is also the portfolio manager for Ivy European Opportunities Fund, and his biographical information is listed in the disclosure for Ivy European Opportunities Fund.

Ivy Global Income Allocation Fund: John C. Maxwell and W. Jeffery Surles are primarily responsible for the day-to-day management of Ivy Global Income Allocation Fund. Mr. Maxwell has held his Fund responsibilities since April 15, 2009, when IICO assumed direct investment management responsibilities of the Fund’s portfolio from Templeton Investment Counsel, LLC, the Fund’s former investment subadvisor. He is also a portfolio manager for Ivy Global Equity Income Fund and Ivy International Core Equity Fund, and his biographical information is listed in the disclosure for Ivy Global Equity Income Fund.

Mr. Surles has held his Fund responsibilities for Ivy Global Income Allocation Fund since June 2012. He is Assistant Vice President of IICO. He joined WRIMCO in 2007 initially serving as an investment analyst. Mr. Surles earned a BS degree from Vanderbilt University, and an MBA from the University of Wisconsin. He is a Chartered Financial Analyst.

Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund: The portfolio managers responsible for the day-to-day management of the Funds are: George J. Noon, CFA, is a Managing Director of LaSalle US and the portfolio manager of LaSalle Securities’ global real estate securities program. Mr. Noon is a graduate of the Wharton School of the University of Pennsylvania with a BS degree in Economics and a major in Finance. Mr. Noon is an associate member of the National Association of Real Estate Investment Trusts (NAREIT) and a member of the Baltimore Security Analysts Society. He joined LaSalle US in 1990.

Keith R. Pauley, CFA, is a Managing Director and CIO of LaSalle US. Mr. Pauley’s responsibilities include portfolio management and research coverage and security analysis of publicly-traded real estate companies. Mr. Pauley is a member of the Baltimore Security Analysts Society. He is an associate member of NAREIT and a past member of its Board of Governors. Mr. Pauley graduated from the University of Maryland with a BA in Economics and a MBA in Finance. He joined LaSalle US in 1986.

Stanley J. Kraska, Jr. is a Managing Director of LaSalle US. His responsibilities include portfolio management and overall firm management. Mr. Kraska is a member of the Urban Land Institute and NAREIT. Mr. Kraska received his BA in Engineering Sciences from Dartmouth College and his MBA from the Harvard Business School. He joined LaSalle US in 1988.

Ernst-Jan de Leeuw is a Managing Director of LaSalle BV and is responsible for managing separate account portfolios of public European property companies and the European portion of LaSalle Securities’ global securities portfolio accounts. Prior to joining LaSalle BV, Mr. De Leeuw worked for five years as a portfolio manager at Robeco Group, where he was responsible for the real estate securities portfolios, as well as for a number of discretionary equity portfolios for Robeco Institutional Asset Management clients. Mr. De Leeuw is a certified EFFAS Financial Analyst (European federation of Financial Analysts Societies). He studied at the University of Berlin and graduated in Business Economics and Econometrics at the University of Groningen. He is registered with the Dutch Securities Institute. He joined LaSalle BV in 2001.

Each manager has managed each Fund since their inception in April 2013.

212	Prospectus

Ivy High Income Fund: Chad A. Gunther is primarily responsible for the day-to-day management of Ivy High Income Fund, and has held his Fund responsibilities since July 2014. Mr. Gunther is Vice President of IICO and WRIMCO and portfolio manager for other investment companies for which IICO or WRIMCO serves as investment manager. He has been an employee of WRIMCO since January 2003, initially serving as an investment analyst. He has served as assistant portfolio manager for funds managed by IICO and WRIMCO since 2008. Mr. Gunther earned a BS in Business Administration from the University of Kansas, and an MBA with an emphasis in Finance from the Washington University/St. Louis Olin Graduate School of Business.

Ivy International Core Equity Fund: John C. Maxwell is primarily responsible for the day-to-day management of Ivy International Core Equity Fund. He has held his Fund responsibilities for Ivy International Core Equity Fund since February 2006. He is also a portfolio manager for Ivy Global Equity Income Fund and Ivy Global Income Allocation Fund, and his biographical information is listed in the disclosure for Ivy Global Equity Income Fund.

Ivy International Growth Fund: F. Chace Brundige is primarily responsible for the day-to-day management of Ivy International Growth Fund and has held his Fund responsibilities since January 2009. In 2003, he joined WRIMCO, an affiliate of IICO, as an assistant portfolio manager for the Large Cap Growth equity team, and became a portfolio manager in February 2006. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Brundige holds a BS degree in Finance from Kansas State University, and has earned an MBA with an emphasis in Finance and Accounting from the University of Chicago Graduate School of Business. Mr. Brundige is a Chartered Financial Analyst.

Ivy Large Cap Growth Fund: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Ivy Large Cap Growth Fund. Mr. Becker has held his Fund responsibilities since the inception of the Fund in June 2000. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Mr. Sanders has held his Fund responsibilities for Ivy Large Cap Growth Fund since June 2006. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. Effective August 2010, Mr. Sanders was appointed CIO of IICO and WRIMCO and effective February 2011, he was appointed CIO of WDR. Mr. Sanders joined WRIMCO in August 1998 and has served as a portfolio manager for funds managed by WRIMCO since that time. He earned a BA in Economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. Mr. Sanders is a Chartered Financial Analyst.

Ivy Limited-Term Bond Fund: Mark Otterstrom is primarily responsible for the day-to-day management of the Ivy Limited-Term Bond Fund, and has held his Fund responsibilities since August 2008. Mr. Otterstrom is Senior Vice President of IICO and WRIMCO and Vice President of the Trust, and Vice President of other investment companies for which WRIMCO serves as investment manager. He has served as portfolio manager for investment companies managed by WRIMCO since June 2000, and has been an employee of such since May 1987. Mr. Otterstrom earned a BS in Finance from the University of Tulsa, and an MBA in Finance from the University of Missouri at Kansas City. He is a Chartered Financial Analyst.

Ivy Micro Cap Growth Fund: The WSA investment team is primarily responsible for the day-to-day management of Ivy Micro Cap Growth Fund. The WSA investment team consists of Paul J. Ariano, Paul K. LeCoq, Luke A. Jacobson and Alexis C. Waadt. They have held their responsibilities for the Fund since its inception, except for Mr. Jacobson, who became a co-manager in January 2012, and Ms. Waadt, who became a co-manager in January 2013. Messrs. Ariano and LeCoq each assumed their management responsibilities within the WSA investment team in January 2005, when they began co-managing another fund, Ivy Funds VIP Micro Cap Growth, a fund whose investment manager is WRIMCO, an affiliate of IICO. Mr. Ariano joined the firm in 1995 as an analyst and has been co-managing portfolios for the last several years. Mr. Ariano earned a BBA, Business Administration from the University of San Diego, and an MS in Finance from the San Diego State University. Mr. Ariano is a CFA Charterholder. Mr. LeCoq joined the firm in 1999. He earned a BA in Economics from Pacific Lutheran University and an MBA in Finance from the University of Chicago. Mr. Jacobson assumed his management responsibilities for the Fund in January 2012. He joined the firm in 2004. Mr. Jacobson earned a BS in Finance from the University of Missouri and is a CFA Charter holder. Ms. Waadt joined the firm in February 1997. She earned a BA in Economics from the University of California, San Diego and an MBA in Finance at the San Diego State University.

Ivy Mid Cap Growth Fund: Kimberly A. Scott is primarily responsible for the day-to-day management of Ivy Mid Cap Growth Fund, and has held her Fund responsibilities since February 2001. She is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. Ms. Scott has served as a portfolio manager for investment companies managed by WRIMCO since February 2001. She served as an investment analyst with WRIMCO from April 1999 to February 2001. Ms. Scott joined WRIMCO in April 1999. She earned a BS degree in Microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Ivy Money Market Fund: Mira Stevovich is primarily responsible for the day-to-day management of the Ivy Money Market Fund, and has held her Fund responsibilities since the inception of the Fund. She is Vice President of IICO and WRIMCO, Vice President and Assistant Treasurer of

Prospectus	213

the Trust, and Vice President and Assistant Treasurer of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. Ms. Stevovich has been an employee of WRIMCO and its predecessor since March 1987. She earned a BA degree from Colorado Women’s College, and holds an MA degree in Soviet and East European Studies and an MBA degree from the University of Kansas. She is a Chartered Financial Analyst.

Ivy Municipal Bond Fund: Bryan J. Bailey is primarily responsible for the day-to-day management of Ivy Municipal Bond Fund, and has held his Fund responsibilities since August 2008. Mr. Bailey was also the portfolio manager of this Fund from June 2000 to March 2007. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of another investment company for which WRIMCO serves as investment manager. Mr. Bailey has served as portfolio manager for investment companies managed by WRIMCO since June 2000, and has been an employee of such since July 1993. Mr. Bailey earned a BS degree in Business from Indiana University, and an MBA in Financial Management/Statistics from the University of Chicago Graduate School of Business. He is a Chartered Financial Analyst.

Ivy Municipal High Income Fund: Michael J. Walls is primarily responsible for the day-to-day management of Ivy Municipal High Income Fund, and has held his Fund responsibilities since May 2009. Mr. Walls is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of another investment company for which WRIMCO serves as investment manager. He has served as a portfolio manager with IICO since March 2007, and has been an employee of WRIMCO since March 1999, joining the company as an investment analyst. He earned a BA in Economics and German from Denison University, and an MBA with an emphasis in Finance from Xavier University. Mr. Walls holds a Certificate of General Insurance.

Ivy Real Estate Securities Fund: Matthew K. Richmond and Lowell R. Bolken are primarily responsible for the day-to-day management of Ivy Real Estate Securities Fund. Messrs. Richmond and Bolken are also primarily responsible for the day-to-day management of Ivy Funds VIP Real Estate Securities, whose investment manager is WRIMCO. Mr. Richmond has held his Fund responsibilities since January 2014. He has been a Vice President and Portfolio Manager with Advantus Capital since December 2013. Most recently, Mr. Richmond served as Director of Real Estate Securities Portfolio Management for Principal Real Estate Investors, the dedicated real estate group of Principal Global Investors, a position he held since 2000. He received a BS in Finance from the University of Nebraska and an MBA in Finance from the University of Iowa.

Mr. Bolken has held his Fund responsibilities for Ivy Real Estate Securities Fund since April 2006. He has been a Portfolio Manager with Advantus Capital since September 2005. From April 2001 to September 2005, he was Managing Director and Manager of Corporate Bond Research at Dain Rauscher, Inc.

Ivy Science and Technology Fund: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Science and Technology Fund, and has held his Fund responsibilities since February 2001. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. Effective April 2010, Mr. Shafran was appointed the Global Director of Equity and Fixed Income Research for IICO and WRIMCO. Mr. Shafran has served as a portfolio manager for investment companies managed by WRIMCO or IICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996. Mr. Shafran earned a Bachelor of Business Administration and an MBA from the University of Missouri at Kansas City.

Ivy Small Cap Growth Fund: Timothy J. Miller is primarily responsible for the day-to-day management of Ivy Small Cap Growth Fund and has held his Fund responsibilities since April 1, 2010. Mr. Miller joined IICO and WRIMCO in February 2008 and has served as the portfolio manager for investment companies managed by WRIMCO or IICO since March 2008. He is Senior Vice President of WRIMCO and IICO and Vice President of the Trust. Previous employment included serving as the primary portfolio manager of the Invesco Dynamics Fund from December 1993 through mid-2004, as the Chief Investment Officer of Invesco Funds Group, Inc. from July 2000 until July 2003, and as the Chief Investment Officer of the Denver Investment Center of Invesco North America from July 2003 until May 2004. Mr. Miller holds a BS degree in Business Administration from St. Louis University and an MBA from the University of Missouri-St. Louis. He is a CFA Charter holder.

Ivy Small Cap Value Fund: Christopher J. Parker is primarily responsible for the day-to-day management of Ivy Small Cap Value Fund, and has held his Fund responsibilities since September 1, 2011. He is Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for another investment company for which WRIMCO serves as investment manager. Mr. Parker joined IICO in January 2008 as an investment analyst. He served as Assistant Vice President and assistant portfolio manager for investment companies managed by IICO and WRIMCO from July 2010 until August 2011. He earned a BS degree in Finance from Boston College and an MBA with concentrations in Finance and Management/Strategy from Northwestern University, Kellogg Graduate School of Management. Mr. Parker is a Chartered Financial Analyst.

Ivy Tax-Managed Equity Fund: Sarah C. Ross is primarily responsible for the day-to-day management of Ivy Tax-Managed Equity Fund, and has held her Fund responsibilities since May 2009. Ms. Ross is Vice President of IICO and WRIMCO, an affiliate of IICO, Vice President of the Trust and portfolio manager of another investment company for which WRIMCO serves as investment manager. She joined WRIMCO in October 2003 as an investment analyst, with industry responsibilities concentrated in biotechnology, healthcare equipment and supplies, pharmaceuticals, and life sciences tools and services. Ms. Ross became an assistant portfolio manager with the large cap growth equity team in February 2006. She holds a BS degree in Business Administration and a BA degree in French from John M. Olin School of Business, Washington University, St. Louis, Missouri, and also studied Global Finance, French Society, International Marketing and Corporate Law at Ecole Europeene Des Affaires A Paris, Paris, France. Ms. Ross is a Chartered Financial Analyst, a member of the CFA Institute and a member of the St. Louis Society of Financial Analysts.

214	Prospectus

Ivy Value Fund: Matthew T. Norris is primarily responsible for the day-to-day management of Ivy Value Fund, and has held his Fund responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since July 2003. Mr. Norris is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of other investment companies for which WRIMCO serves as investment manager. From June 2005 until April 2010, he served as Director of Equity Research for IICO and WRIMCO. From January 2000 to June 2003, Mr. Norris was a Portfolio Manager for Advantus Capital Management, Inc. He joined Advantus Capital in December 1997, first serving as an Analyst and later as a Senior Analyst. He earned a BS degree from the University of Kansas and an MBA from the University of Nebraska-Omaha. Mr. Norris is a Chartered Financial Analyst.

Additional information regarding the portfolio managers, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund securities, is included in the SAI.

Other members of IICO’s investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund’s investments.

Your Account

CHOOSING A SHARE CLASS

Each class of shares offered in this prospectus has its own sales charge, if any, and expense structure. The decision as to which class of shares of a Fund is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. If you are investing a lesser amount over a shorter term, you may want to consider Class C shares (if investing for less than five years). Class C shares are not available for investments of $1 million or more. Class E shares, Class I shares, Class R shares, Class R6 shares and Class Y shares are described below. Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares
Class A	Class B1, 2	Class C2
Initial sales charge	N/A	No initial sales charge
1.00% deferred sales charge[3]	Deferred sales charge on shares you sell within six years after purchase	A 1% deferred sales charge on shares you sell within 12 months after purchase
Maximum distribution and service (12b-1) fees of 0.25%	Maximum distribution and service (12b-1) fees of 1.00%	Maximum distribution and service (12b-1) fees of 1.00%
	Converts to Class A shares eight years from the month in which the shares were purchased, thus reducing future annual expenses	Does not convert to Class A shares, so annual expenses do not decrease
For an investment of $1 million or more, only Class A shares are available	N/A	Shareholders investing $1 million or more may not purchase Class C shares. Such requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares

[1]	The Funds’ Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

[2]	Class C shares of Ivy Money Market Fund are not available for direct investment.

[3]	A 1% CDSC is only imposed on Class A shares purchased at NAV for $1 million or more ($250,000 or more for Ivy Limited-Term Bond Fund) that are subsequently redeemed within 12 months of purchase.

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each of its Class A, Class B, Class C, Class E, Class R and Class Y shares except that Ivy Money Market Fund Class A and Class E shares do not have a Plan. Such Plans permit the Funds to pay marketing and other fees to support the sale and distribution of each Class of shares as well as the services provided to shareholders by their financial advisors or financial intermediaries. Under the Plan, a Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to compensate IFDI for, either directly or through third parties, distributing the Fund’s Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Plan, each Fund may pay IFDI, on an annual basis, a maximum service fee of 0.25% of the average daily net assets of Class B and Class C shares to compensate IFDI for, either directly or through third parties, providing personal service to shareholders of those classes and/or maintaining shareholder accounts for those classes and a maximum distribution fee of up to 0.75% of the average daily net assets of those classes to compensate IFDI for, either directly or through third parties, distributing shares of those classes. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to IFDI by any Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by IFDI with respect to the Fund’s Class B or Class C shares would exceed the maximum amount of such charges that IFDI is permitted to receive under the rules of the

Prospectus	215

Financial Industry Regulatory Authority, Inc. (FINRA) as then in effect. Under the Plan, a Fund may pay IFDI a fee of 0.25%, on an annual basis, of the average daily net assets of the Class E shares. This fee is to compensate IFDI for, either directly or through third parties, distributing the Fund’s Class E shares, providing personal service to Class E shareholders and/or maintaining Class E shareholder accounts. The amounts shall be payable to IFDI daily or at such other intervals as the Board may determine. Under the Plan, each Fund is authorized to pay IFDI an amount not to exceed 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IFDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal service to Class R shareholders and/or encouraging and fostering the maintenance of shareholder accounts of the Class R shares of a Fund. The amounts shall be payable to IFDI daily or at such other intervals as the Board may determine. Under the Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing service to Class Y shareholders and/or maintaining Class Y shareholder accounts. Class I shares and Class R6 shares are not covered under the Plan.

Since these fees are paid out of a Fund’s assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and Class C shares may result in a lower NAV than Class A shares and may cost you more over time than paying the initial sales charge for Class A shares. All or a portion of these fees may be paid to your financial advisor.

Class A Shares

Class A shares are subject to an initial sales charge when you buy them (other than Ivy Money Market Fund), based on the amount of your investment, according to the tables below. The shares’ offering price includes this initial sales charge. As noted, Class A shares under the Plan pay an annual 12b-1 fee of up to 0.25% of average Class A net assets, except Class A shares of Ivy International Growth Fund issued prior to January 1, 1992 are not subject to an ongoing 12b-1 fee. The annual 12b-1 fee for Class A shares of Ivy International Growth Fund may equal up to 0.25% of net assets attributable to outstanding shares issued on or after January 1, 1992. Since the calculation of the annual 12b-1 fee does not take into account shares outstanding prior to January 1, 1992, this arrangement results in a rate of 12b-1 fee that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund. The ongoing expenses of Class A shares are lower than those for Class B or Class C shares and typically higher than those for Class Y shares or Class I shares.

Ivy Funds InvestEd 529 Plan

The Ivy Funds InvestEd 529 Plan (Ivy InvestEd Plan) was established under the Arizona Family College Savings Program (the Program). The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (Code). Waddell & Reed, Inc. (“Waddell & Reed”), the program manager for the Ivy InvestEd Plan, is offering the Ivy InvestEd Plan to Arizona residents as well as to residents of other states.

Contributions to Ivy InvestEd Plan accounts may be invested in shares of certain of the Funds, which are held in the name and for the benefit of the Arizona Commission for Postsecondary Education in its capacity as Trustee of the Program. Class E shares purchased with contributions for a particular Ivy InvestEd Plan account are allocable to that account and will be redeemed to effect withdrawals requested by the Ivy InvestEd Plan account owner, as further described in this prospectus. Accounts opened through the Ivy InvestEd Plan are not insured by the State of Arizona, and neither the principal invested nor the investment return is guaranteed by the State of Arizona. Ivy InvestEd Plan accounts are subject to applicable Federal, state and local tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the Ivy InvestEd Plan. The Ivy InvestEd Plan may be modified in response to any such changes.

Please read the Program Overview and Ivy Funds InvestEd 529 Plan Account Application carefully before investing, which are available from your financial advisor. Class E shares are only available for investment through a qualified state tuition program in accordance with Section 529 of the Code (529 Plan). Class E shares are subject to an initial sales charge (other than Ivy Money Market Fund) when purchased for your Ivy InvestEd Plan account, based on the amount of your investment, according to the tables below. The shares’ offering price includes this initial sales charge. As noted, Class E shares under the Plan pay an annual 12b-1 fee of 0.25% of average Class E net assets.

Calculation of Sales Charges on Class A and Class E Shares

For all Funds except for Ivy Limited-Term Bond Fund, Ivy Municipal Bond Fund and Ivy Municipal High Income Fund
Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

216	Prospectus

Ivy Limited-Term Bond Fund (for Class A and Class E shares)
Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $250,000	2.50%	2.56%	2.00%
$250,000 and over[2]	0.00	0.00	see below

Ivy Municipal Bond Fund and Ivy Municipal High Income Fund (for Class A shares only)
Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $100,000	4.25%	4.44%	3.60%
$100,000 to less than $300,000	3.25	3.36	2.75
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

[1]

Due to the rounding of the NAV and the offering price of a fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

[2]

No sales charge is payable at the time of purchase on investments of $1 million or more ($250,000 or more for Ivy Limited-Term Bond Fund), although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

IFDI may pay broker-dealers up to 1.00% on investments made in Class A or Class E shares with no initial sales charge.

IFDI or its affiliates may pay additional compensation from its own resources to broker-dealers based upon the value of shares of a Fund owned by the broker-dealer for its own account or for its customers, including compensation for shares of the Funds purchased by customers of such broker-dealers without payment of a sales charge. Please see Additional Compensation to Intermediaries for more information.

Sales Charge Reductions

For purposes of the following disclosure regarding Rights of Accumulation, Letter of Intent and Account Grouping, Class E shares held in your Ivy InvestEd Plan are treated as shares held by you directly.

Lower sales charges on the purchase of Class A or Class E shares are available by:

■

Rights of Accumulation: combining the value of additional purchases of shares of any of the funds in Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds with the NAV of Class A, Class B, Class C or Class E shares already held in your account or in an account eligible for grouping with your account (see Account Grouping below). To be entitled to Rights of Accumulation, you must inform WISC that you are entitled to a reduced sales charge and provide WISC with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account. Your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gain distributions, but excluding capital appreciation) less any withdrawals.

■

Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing an LOI, which is available from WISC, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B, Class C or Class E shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in “Account Grouping” below, will be included. For purposes of fulfilling the dollar amount required to be invested pursuant to your LOI, all such investments must be initiated prior to the expiration of the thirteen-month period, and will qualify under your LOI, even if the assets are received after the expiration of the thirteen-month period (such as a rollover or transfer from another institution). You must notify WISC if a rollover or transfer from another institution is pending upon the termination of the thirteen-month LOI period. In any event, such assets must be received by WISC no later than ninety days after the initiation date of the rollover or transfer. You may need to provide appropriate documentation to WISC to evidence the initiation date of the rollover or transfer. Purchases made during the thirty (30) calendar days prior to receipt by WISC of a properly completed LOI will be considered for purposes of determining whether a shareholder has satisfied the LOI. If IFDI reimburses the sales charge for purchases prior to receipt by WISC of an LOI, the thirteen-month LOI period will be deemed to have commenced on the date of the earliest purchase within the 30 calendar days prior to receipt by WISC of the LOI.

Prospectus	217

When an LOI is established, shares valued at five percent (5%) of the intended investment are held in escrow. Escrowed shares will be released from escrow once the terms of the LOI are satisfied. If the amount invested during the thirteen-month LOI period is less than the amount specified by the LOI, the LOI will terminate and the applicable sales charge specified in this Prospectus will be charged as if the LOI had not been executed, and such sales charge will be collected by the redemption of escrowed shares equal in value to such sales charge. Any redemption you request during the thirteen-month LOI period will be taken first from non-escrowed shares. Any request you make that will require redemption of escrowed shares will result in termination of the LOI, and the applicable sales charge specified in this Prospectus will be collected by the redemption of escrowed shares. Any escrowed shares not needed to pay the applicable sales charge will be available for redemption by you.

Purchases of shares of any of the funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds will be considered for purposes of meeting the terms of an LOI, except as set forth herein. Investments in mutual funds other than those described in the preceding sentence and in insurance products offered by Waddell & Reed will not be considered for purposes of meeting the terms of an LOI.

■

Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class A or Class E shares in any account that you own may be grouped with the current account value of purchased Class A, Class B, Class C and/or Class E shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Social Security or other taxpayer identification number, and b) accounts of immediate family members living (or maintaining a permanent address) in the same household as the owner. Please review the SAI for additional information regarding Account Grouping. For purposes of account grouping, an individual’s legally-recognized domestic partner who has the same address may be treated as his or her spouse.

With respect to purchases under retirement plans:

1.	All purchases of Class A shares made under an employee benefit plan described in Section 401(a) of the Internal Revenue Code of 1986, as amended (the Code) (Qualified Plan), including 401(k) plans, that is maintained by an employer and all plans of any one employer or affiliated employers will also be grouped. All Qualified Plans of an employer who is a franchisor and those of its franchisee(s) also may be grouped.

2.	All purchases of Class A shares made under a simplified employee pension plan (SEP IRA), Savings Incentive Match Plan for Employees (SIMPLE IRA Plan), or similar arrangement adopted by an employer or affiliated employers may be grouped, if grouping is elected by the employer when the plan is established. Alternatively, the employer may elect that purchases made by individual employees under such plan also be grouped with other accounts of the individual employees. If evidence of either election is not received by IFDI, purchases will be grouped at the plan level.

3.	All purchases of Class A shares made by you or your spouse for your or your spouse’s IRAs, salary reduction plan accounts under Section 457(b) and Section 403(b) of the Code, may be grouped, as well as your or your spouse’s employee benefit plan accounts under Section 401(a) of the Code, including 401(k) plans, provided that you and your spouse are the only participants in the plan.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund or Waddell & Reed Advisors Cash Management are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A or Class E shares on which a sales charge was paid, or as a dividend or other distribution on such acquired shares.

If you are investing $1 million or more ($250,000 or more for Ivy Limited-Term Bond Fund), either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A or Class E shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price. This CDSC may be waived under certain circumstances, as noted in this prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

Sales Charge Waivers for Certain Investors

Class A shares may be purchased at NAV by:

■	Shareholders investing through certain investment advisers and broker-dealers in brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees.

■	Clients investing via a Managed Allocation Portfolio (MAP) or Strategic Portfolio Allocation (SPA) program available through Waddell & Reed.

■

Current or retired Trustees of the Trust (or retired directors or trustees of any entity to which the Trust or a Fund is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current

218	Prospectus

and certain retired financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children’s spouses and spouse’s parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed.

■

Trustees, officers, directors or employees of Minnesota Life or any affiliated entity of Minnesota Life, Securian/CRI Financial Advisors, their respective spouses, children, parents, children’s spouses and spouse’s parents of each, including purchases into certain retirement plans and certain trusts for these individuals.

■

Employees, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents), associated with unaffiliated registered investment advisers with which IICO has entered into subadvisory agreements.

■

Sales representatives, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents), associated with unaffiliated third party broker-dealers with which IFDI has entered into selling agreements.

■

Sales representatives and employees, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents), associated with Legend Group Holdings LLC and its subsidiaries.

■

Participants of employee benefit plans described in Section 401(a) (including 401(k) plans) and 457(b) of the Code, where the plan has 100 or more eligible participants, and the shares are held in individual plan participant accounts on the Fund’s records.

■

Shareholders/participants (other than those shareholders/participants whose shares are held in an omnibus account) reinvesting into any account the proceeds of redemptions from employee benefit plans described in Sections 401(a), 403(b) or 457(b) of the Code, where the shares were originally invested in Class I or Y shares.

■	Participants in an employee benefit plan described in Section 401(a) or 457 of the Code that invest in Ivy Funds through an intermediary’s third party platform.

■

Shareholders/participants (other than those whose shares are held in an omnibus account) reinvesting into any other account they own, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from an employee benefit plan established under Section 401(a) (including 401(k) plans), 403(b) and 457(b) of the Code, and IRA accounts under Section 408 of the Code, provided such reinvestment is made within 60 calendar days of receipt of the required minimum distribution.

■

Shareholders investing through direct transfers from the Waddell & Reed Advisors Retirement Plan, Innovator Advantage Plan and Flexible Advantage Plan offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB, or from the Waddell & Reed Advisors Express Plan, Select Plan, and Advantage Plan offered and distributed by Securian Retirement Services, a business unit of Minnesota Life Insurance Company.

■

Shareholders (other than shareholders whose shares are held in an omnibus account) purchasing into accounts that owned shares of any Fund within the Ivy Funds prior to December 16, 2002, and who were eligible to purchase Class A shares at NAV as of such date.

For purposes of determining eligibility for sales at NAV, an individual’s legally-recognized domestic partner who has the same address may be treated as his or her spouse. The Funds reserve the right to modify or waive the above policies at any time.

Class E shares may be purchased at NAV by:

■

Current or retired Trustees of the Trust (or retired directors or trustees of any entity to which the Trust or a Fund is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children’s spouses and spouse’s parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed.

■

Clients who transferred their 529 Plan accounts from the Arizona Family College Savings Program sponsored by Securities Management and Research, Inc. (SM&R) to the Ivy InvestEd Plan sponsored by Waddell & Reed due to the closing of the SM&R-sponsored 529 Plan, and who established their SM&R-sponsored Plans directly through SM&R rather than through a financial intermediary and qualified for NAV pricing through SM&R.

■

Sales representatives, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents), associated with unaffiliated third party broker-dealers with which IFDI has entered into selling agreements.

■

Sales representatives and employees, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents), associated with Legend Group Holdings LLC and its subsidiaries.

■

Employees, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents), associated with unaffiliated registered investment advisers with which IICO has entered into subadvisory agreements.

■

Shareholders in Ivy InvestEd Plan accounts that are participating in an employer sponsored payroll deduction plan having 100 or more eligible employees, and the shares are purchased through payroll deduction.

For purposes of determining sales at NAV, an individual’s legally-recognized domestic partner who has the same address may be treated as his or her spouse. The Funds reserve the right to modify or waive the above policies at any time.

Prospectus	219

Sales Charge Waivers for Certain Transactions

Class A or Class E shares may be purchased at NAV through:

■

Exchange of Class A or Class E shares of any fund within Ivy Funds or shares of any fund within InvestEd Portfolios and, for clients of Waddell & Reed or Legend Equities Corporation (Legend), Class A shares of any fund within Waddell & Reed Advisors Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and other distributions paid on such shares.

■

Reinvestment once each calendar year of all or part of the proceeds of redemptions of your Class A shares into the same Fund and account from which the shares were redeemed, if the reinvestment is equal to or greater than $200 and is made within 60 calendar days of the Fund’s receipt of your redemption request. Purchases made pursuant to the AIS, payroll deduction or regularly scheduled contributions made by employers on behalf of their employees are not eligible for purchases at NAV under this policy. Purchases within the investment advisory products offered by Waddell & Reed are not eligible for purchases at NAV under this policy.

■

Reinvestment once each calendar year of all or part of the proceeds of redemption of your Class E shares into Class E shares of the same Fund and account, if the reinvestment is equal to or greater than $200 and is made within 60 calendar days of the Fund’s receipt of your redemption request. The reinvestment into Class E shares will be treated as a new contribution.

■

Payments of Principal and Interest on Loans made pursuant to an employee benefit plan established under Section 401(a) of the Code, including 401(k) plans (for Class A shares only), (i) if such loans are permitted by the plan and the plan invests in shares of the same Fund and (ii) a sales charge was previously paid on those shares.

Class E shares may be purchased at NAV through:

■

Direct Rollover initiated from an account in a qualified state tuition program, where (i) such account is under a plan associated with a qualified state tuition program established in accordance with Section 529 of the Code, (ii) the shares were purchased through a broker-dealer or financial advisor, and (iii) the selling agreement or any other agreement between Waddell & Reed and the broker-dealer or financial advisor does not prohibit direct rollovers at NAV into another qualified state tuition program. The sales charge waiver only applies to the shares purchased with the direct rollover proceeds, and additional contributions made to your Ivy InvestEd Plan account will be assessed the applicable sales charge. If rolling over assets from an in-state to an out-of-state 529 Plan, you should be aware that some states require the recapture of prior state tax benefits and/or the rollover may be otherwise taxable by the state from whose 529 Plan you are exiting. You should also consider possible withdrawal charges by the 529 Plan which you are exiting and differences in ongoing fees. You should consult a qualified tax advisor for individualized advice before initiating the rollover.

Information about the purchase of Fund shares, applicable sales charges and sales charge reductions and waivers is also available, free of charge, at www.ivyfunds.com, including hyperlinks to facilitate access to this information. You will also find more information in the SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge

A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A or Class E shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of the Fund’s Class B or Class C shares or certain Class A or Class E shares. IFDI pays 4.00% of the amount invested to third-party broker-dealers who sold Class B shares and pays 1.00% of the amount invested to third-party broker-dealers who sell Class C shares of certain funds. For certain clients of non-affiliated third-party broker-dealers and under certain circumstances, IFDI will pay the full Class C distribution and service fee to such broker-dealers beginning immediately after purchase in lieu of paying the up-front compensation described above of 1.00% of the amount invested.

The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in NAV above the initial purchase price. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares that represent reinvested dividends and other distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, when requested to redeem a specific dollar amount, a Fund will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

Class B Shares

Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges. Class B shares were not subject to an initial sales charge when you bought them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. As noted earlier, Class B shares pay a maximum annual 12b-1 service fee of 0.25% of average net assets and a maximum annual distribution fee of 0.75% of average net assets. Over time, these fees will increase the cost of your

220	Prospectus

investment and may cost you more than if you had purchased Class A shares. Class B shares, and any reinvested dividends and other distributions paid on such shares, automatically convert to Class A shares, on a monthly basis, eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. The conversion from Class B shares to Class A shares is not considered a taxable event for Federal income tax purposes.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC identified below.

CDSC on Shares Sold Within Year	As % of Amount Subject to Charge
1	5.0%
2	4.0%
3	3.0%
4	3.0%
5	2.0%
6	1.0%
7+	0.0%

In the table, a year is a 12-month period. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made. For example, if a shareholder opened an account on August 17, 2013, then redeems all Class B shares on August 15, 2014, the shareholder will pay a CDSC of 4.00%, the rate applicable to redemptions made within the second year of purchase.

Class C Shares

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within 12 months after purchase, you may pay a 1.00% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. As noted above, Class C shares pay a maximum annual 12b-1 service fee of 0.25% of average net assets and a maximum annual distribution fee of 0.75% of average net assets. Over time, those fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class; therefore, if you anticipate holding the shares for five years or longer, Class C shares may not be appropriate.

Shareholders who are investing $1 million through a sales charge reduction feature, including a shareholder eligible to purchase Class A shares at no sales charge due to the breakpoints available on a purchase of $1 million or more of Class A shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class C shares. In such case, requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares. The Fund will not apply the limitation to Class C share purchases made by shareholders whose shares are held in an omnibus account on any of the Funds’ records, and it will be the selling broker-dealer’s responsibility to apply the limitation for such purchases.

As noted earlier, Class C shares of Ivy Money Market Fund are not available for direct investment.

The Funds reserve the right to modify or waive the above policies at any time.

The CDSC for Class B or Class C shares and for Class A shares that are subject to a CDSC will not apply in the following circumstances:

■

redemptions that result from the death of all registered account owners or, for an account in an employer-sponsored plan, the death of a participant. The death must have occurred after the account was established with IFDI

■	redemptions that result from the disability of the account owner. The disability must have occurred after the account was established with IFDI

■

redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from an employee benefit plan established under Section 401(a) (including 401(k) plans), 403(b) and 457(b) of the Code, and IRA accounts under Section 408 of the Code, as tax-free returns of excess contributions, or that otherwise result from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of subsequent law or legislation, the continuation of its investment would be improper

■

redemptions of shares purchased by current or retired Trustees of the Trust (or retired directors or trustees of any entity to which the Trust or a Fund is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates, and the spouse, children, parents, children’s spouses and spouse’s parents (including redemptions from certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed

■

redemptions of shares made pursuant to a shareholder’s participation in the systematic withdrawal service offered by the Fund, subject to the limitations on the service as further disclosed in the SAI (the service and this exclusion from the CDSC do not apply to a one-time withdrawal)

Prospectus	221

■	redemptions the proceeds of which are reinvested within 60 calendar days in shares of the same class of the Fund as that redeemed

■

for Class C shares, redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services

■	for clients of non-affiliated third party broker-dealers, redemptions of Class C shares for which the selling broker-dealer was not paid an up-front commission by IFDI

■	for clients of non-affiliated third party broker-dealers, redemptions of Class A shares for which the selling broker-dealer was not paid an up-front commission by IFDI

■

redemptions, the proceeds of which are sent directly by the Fund to an insurance company or its agent for investment in any of the funds within Waddell & Reed Advisors Funds and/or Ivy Funds, as directed by the redeeming shareholder, through retirement plan accounts held in the Waddell & Reed Advisors Retirement Plan, Innovator Advantage Plan and Flexible Advantage Plan offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB, or from the Waddell & Reed Advisors Express Plan, Select Plan and Advantage Plan offered and distributed by Securian Retirement Services, a business unit of Minnesota Life Insurance Company

■	the exercise of certain exchange privileges

■	redemptions effected pursuant to the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares is less than $650

■	redemptions effected by another registered investment company by virtue of a merger or other reorganization with the Fund

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund’s right to liquidate a shareholder’s shares, which may require certain notice.

The CDSC for Class E shares that are subject to a CDSC will not apply in the following circumstances:

■

redemptions that result from the death of all registered account owners or, for an account in an employer-sponsored plan, the death of the participant. The death must have occurred after the account was established with IFDI

■	redemptions that result from the disability of the account owner. The disability must have occurred after the account was established with IFDI

■

redemptions of shares purchased for Ivy InvestEd Plan accounts held by current or retired Trustees of the Trust (or retired directors or trustees of any entity to which the Trust or a Fund is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates, and the spouse, children, parents, children’s spouses and spouse’s parents (including redemptions from certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed

■

redemptions of shares for the purpose of complying with the excess contribution limitations prescribed by the Program if the excess contributions are rolled over to another Ivy InvestEd Plan account for a different “designated beneficiary” (as defined in the Code) (Designated Beneficiary)

■	redemptions the proceeds of which are reinvested within 60 days in shares of the same class of the Fund as that redeemed

■

redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services

■	the exercise of certain exchange privileges

■	redemptions effected pursuant to the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares is less than $650

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund’s right to liquidate a shareholder’s shares, which may require certain notice.

Class I Shares

Class I shares are sold without any front-end sales load or contingent deferred sales charges. Class I shares do not pay an annual 12b-1 distribution and/or service fee. Class I shares are only available for purchase by:

■	fund of funds

■

participants of employee benefit plans established under Section 401(a) (including 401(k) plans), 403(b) or 457(b) of the Code, when the shares are held in an omnibus account on the Fund’s records, and an unaffiliated third party provides administrative and/or other support services to the plan

■	certain financial intermediaries that charge their customers transaction fees with respect to their customers’ investments in the Funds

■	endowments, foundations, corporations and high net worth individuals using a trust or custodial platform

222	Prospectus

■

investors participating in ‘wrap fee’ or asset allocation programs or other fee-based arrangements sponsored by nonaffiliated broker-dealers and other financial institutions that have entered into agreements with IFDI

■	participants of the Waddell & Reed Financial, Inc. Retirement Plans

The Funds reserve the right to modify or waive the above policies at any time.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Funds’ share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than those of another class available under the Fund’s share class eligibility criteria. The Funds and IFDI are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.

Class R Shares

Class R shares are sold without any front-end sales load or contingent deferred sales charges.

Class R shares generally are only available to employee benefit plans established under Section 401(a) (including 401(k) plans), 403(b) or 457(b) of the Code and non-qualified deferred compensation plans. Class R shares are also generally sold through, and held by, unaffiliated third parties whose platforms provide administrative, distributive and/or other support services to the plan investing in the Class R shares. Class R shares generally are available where plan level or omnibus accounts (and not individual participant accounts) are shown on the books of a Fund. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings accounts, owner-only 401(k)s, SEP IRAs, SARSEPs, SIMPLE IRAs, individual 403(b) and 457(b) plans and 529 accounts.

The Funds reserve the right to modify or waive the above policies at any time.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Funds’ share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. The Funds and IFDI are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.

Class R6 Shares

Class R6 shares are sold without any front-end sales load or contingent deferred sales charges. Class R6 shares do not pay an annual 12b-1 distribution and/or service fee and Class R6 shares are only available for purchase by:

■

employee benefit plans established under Section 401(a) (including 401(k) plans), 403(b) or 457(b) of the Code and non-qualified deferred compensation plans where plan level or omnibus accounts (and not individual participant accounts) are shown on the books of a Fund and where an unaffiliated third party intermediary provides administrative, distributive and/or other support services to the plan

■

endowments, foundations, local, city and state governmental institutions (including their instrumentalities, departments, authorities or agencies), corporations, non-profit organizations that are organized as corporations, and accounts registered to insurance companies, trust companies, and bank trust departments (together “institutional investors”). The minimum initial investment for institutional investors is $1,000,000 per Fund

■	participants of the Waddell & Reed Financial, Inc. Retirement Plans

■	fund of funds

Class R6 shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings accounts, owner-only 401(k)s, SEP IRAs, SARSEPs, SIMPLE IRAs, individual 403(b) and 457(b) plans and 529 accounts.

The Funds reserve the right to modify or waive the above policies at any time.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Funds’ share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. The Funds and IFDI are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.

Class Y Shares

Class Y shares are not subject to a sales charge. Class Y shares do however pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:

■

participants of employee benefit plans established under Section 401(a) (including 401(k) plans), 403(b) or 457(b) of the Code for which an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan

Prospectus	223

■

shareholders investing in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees, through certain investment advisers and broker-dealers, including banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers, and for which entity an unaffiliated third party provides administrative, distribution and/or other support services

■

government entities or authorities and corporations whose investment within the first 12 months after initial investment is $10 million or more and to which entity an unaffiliated third party intermediary provides certain administrative, distribution and/or other support services

The Funds reserve the right to modify or waive the above policies at any time.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Funds’ share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than those of another class available under the Fund’s share class eligibility criteria. The Funds and IFDI are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements or to select a particular class. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available under your plan.

Additional Compensation to Intermediaries

Your financial advisor and the financial intermediary with which your advisor is affiliated typically will receive compensation when you buy and/or hold Fund shares. The source of that compensation may include the sales load, if any, that you pay as an investor; and/or the 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own. Additionally, IFDI may have agreements with financial intermediaries which provide for one or more of the following: fees paid by IFDI to such intermediaries based on a percentage of assets, sales and/or a fixed amount per shareholder account; networking and/or sub-accounting fees paid by the Funds; and/or other payments by IFDI and/or its affiliates, from their own resources.

The amount and type of compensation that your financial advisor or intermediary receives will vary based upon the share class you buy, the value of those shares and the compensation practices of the intermediary. Compensation to the intermediary generally is based on the value of shares of the Funds owned by the intermediary for its own account or for its clients and also may be based on the gross and/or net sales of the Fund shares attributable to the intermediary. That compensation recognizes the distribution, administrative, promotional and/or other services provided by the intermediary, and may be required by the intermediary in order for funds within Ivy Funds to be available for sale by the intermediary. The rate of compensation depends upon various factors, including but not limited to the intermediary’s established policies and prevailing practices in different segments of the financial services industry. In addition, an intermediary may maintain omnibus accounts or similar arrangements with a Fund for consolidated holdings of Fund shares by its clients, and may receive payments from IFDI or its affiliates, or the Funds, for providing related recordkeeping and other services.

IFDI also may compensate an intermediary and/or financial advisor for IFDI’s participation in various activities sponsored and/or arranged by the intermediary, including but not limited to programs that facilitate educating financial advisors and/or their clients about various topics, including the Funds. IFDI also may pay, or reimburse, an intermediary for certain other costs relating to the marketing of the Funds. The rate of compensation depends upon various factors, including but not limited to the nature of the activity and the intermediary’s established policies.

Compensation arrangements such as those described above are undertaken, among other reasons, to help secure and maintain appropriate availability, visibility and competitiveness for the Funds, such that they may be widely available and have the capacity to grow and potentially gain economies of scale for Fund shareholders. Please consult the SAI for additional information regarding compensation arrangements with intermediaries.

Potential Conflicts of Interest

The Distributor of the Funds, IFDI, is a corporate affiliate of Waddell & Reed. Waddell & Reed offers shares of the Funds through a distribution agreement with IFDI. The following paragraphs disclose certain potential conflicts of interest in connection with the offering of the Funds by Waddell & Reed.

Waddell & Reed is a retail broker-dealer and is the principal underwriter and distributor of the funds within Waddell & Reed Advisors Funds and certain other mutual funds. Waddell & Reed financial advisors sell primarily shares of the funds within Ivy Funds and Waddell & Reed Advisors Funds (Fund Families). IICO and WRIMCO (Managers) manage the assets of the respective Fund Families. Companies affiliated with Waddell & Reed (“Service Affiliates”) also serve as shareholder servicing agent and accounting services agent for the Fund Families and as custodian for certain retirement plan accounts available through Waddell & Reed and other third parties. Waddell & Reed, the Managers and the Service Affiliates are subsidiaries of Waddell & Reed Financial, Inc.

Waddell & Reed financial advisors are not required to sell only shares of funds in the Fund Families, have no sales quotas with respect to the Funds and receive the same percentage rate of compensation for all shares of mutual funds they sell, including shares of the funds in the Fund Families. It is possible, however, for Waddell & Reed and its affiliated companies to receive more total revenue from the sale of shares of the funds in the Fund Families than from the sale of shares of other mutual funds that are not affiliated with Waddell & Reed (Externally Managed Funds). This is because the Managers earn investment advisory fees for providing investment management services to the funds in the Fund Families.

224	Prospectus

These fees are assessed daily on the net assets held by the funds in the Fund Families and are paid to the Managers out of fund assets. In addition, the Service Affiliates receive fees for the services they provide to the funds and/or shareholders in the Fund Families.

Increased sales of shares of the Fund Families generally result in greater revenues, and greater profits, to Waddell & Reed, the Managers and the Service Affiliates, since payments to Waddell & Reed, the Managers and the Service Affiliates, increase as more assets are invested in the Fund Families and/or more fund accounts are established. Waddell & Reed employee compensation (including management and certain sales force leader compensation), financial advisor compensation and operating goals at all levels are tied to Waddell & Reed’s overall profitability. Therefore, Waddell & Reed management, sales leaders and employees generally spend more time and resources promoting the sale of shares of the funds in the Fund Families rather than Externally Managed Funds. This results in more training and product support for Waddell & Reed financial advisors to assist them with sales of shares of the funds in the Fund Families. Ultimately, this typically will influence the financial advisor’s decision to recommend the Fund Families even though they may have access to Externally Managed Funds that may have superior performance to and/or lower fund expenses than the funds in the Fund Families.

Waddell & Reed also offers financial planning services as a registered investment adviser. Waddell & Reed financial advisors typically encourage new clients to purchase a financial plan for a fee. If the client elects to implement the recommendations produced as part of the financial plan, it is likely that the financial advisor will recommend the purchase of shares of funds in the Fund Families, though the client is not obligated to purchase such shares through Waddell & Reed. For more detailed information on the financial planning services offered by Waddell & Reed financial advisors, including fees and investment alternatives, clients should obtain from their financial advisor or Waddell & Reed, and read, a copy of Waddell & Reed’s Form ADV Disclosure Brochure.

Portability

The Funds’ shares may be purchased and serviced only through broker-dealers and other financial intermediaries (Financial Intermediaries) that have entered into selling agreements with IFDI. Waddell & Reed, an affiliate of IFDI, is one such Financial Intermediary that is authorized to sell the Funds and service Fund accounts. If you elect to work with a Waddell & Reed financial advisor it is likely that the financial advisor will recommend the purchase of shares of the Funds. If you decide to terminate your relationship with your Waddell & Reed financial advisor (or any other financial advisor you may work with) or if they decide to transfer their license to another Financial Intermediary, you should consider that you will only be able to transfer your Fund shares to another Financial Intermediary if that Financial Intermediary has a selling agreement with IFDI. Not all Financial Intermediaries have such selling agreements and the selling agreements typically may be terminated without notice to you. If you select a Financial Intermediary that has no selling agreement with IFDI or whose selling agreement is terminated after you transfer your shares, you will either have to hold your shares directly with the Funds or sell your shares and transfer the proceeds to another Financial Intermediary, which may cause you to experience adverse tax consequences.

Class E shares of the Funds are only available for investment through the Ivy InvestEd Plan and may be purchased and serviced only through broker-dealers and other financial intermediaries (Financial Intermediaries) that have entered into selling agreements with Waddell & Reed, the program manager for the Ivy InvestEd Plan. If you decide to terminate your relationship with the Financial Intermediary through which you opened your Ivy InvestEd Plan account or if your financial advisor decides to transfer his or her license to another Financial Intermediary, you should consider that you will only be able to transfer your Ivy InvestEd Plan account to another Financial Intermediary if that Financial Intermediary has a selling agreement with Waddell & Reed. Not all Financial Intermediaries have such selling agreements and the selling agreements typically may be terminated without notice to you. If you select a Financial Intermediary that has no selling agreement with Waddell & Reed or whose selling agreement is terminated after you transfer your account, you will either have to hold your Ivy InvestEd Plan account directly with Waddell & Reed or sell your shares and transfer the proceeds to another Financial Intermediary, which may cause you to experience adverse costs and expenses.

WAYS TO SET UP YOUR ACCOUNT (FOR CLASS A, CLASS B AND CLASS C SHARES)

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants

For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization

For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans

To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Coverdell education savings accounts) may be tax-deductible. A majority of these types of savings plans carry up to an $18 annual fee (which fee may be increased at the discretion of IFDI), subject to certain waivers. Please contact your tax advisor for further information.

■

Individual Retirement Accounts (IRAs) allow eligible individuals under age 70 1/2, with earned income, to invest up to the maximum permitted contribution for that year (Annual Dollar Limit). For taxable years beginning in 2014, the Annual Dollar Limit is $5,500, which

Prospectus	225

amount may be indexed for inflation in $500 increments thereafter. For individuals who have attained age 50 by the last day of the taxable year for which a contribution is made, the Annual Dollar Limit is increased to include a “catch-up” contribution. The maximum annual catch-up contribution is $1,000. The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple’s combined earned income for the taxable year. An individual’s maximum IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a Roth IRA for that year.

■	IRA Rollovers allow assets deposited from eligible employer-sponsored retirement plans to remain tax-sheltered, and any earnings grow tax-deferred until distributed in cash.

■

Roth IRAs allow eligible individuals to make nondeductible contributions up to the Annual Dollar Limit per year. The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple’s combined earned income for the taxable year. A Roth IRA contribution of a working individual and his or her spouse is also subject to an annual adjusted gross income (AGI) limitation. An individual’s maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a traditional IRA for that year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.

In addition, certain distributions from traditional IRAs, SEP IRAs, SIMPLE IRAs (if more than two years old) and eligible employer-sponsored retirement plans may be rolled over to a Roth IRA, and any of the IRA plan types may be converted to a Roth IRA; the earnings, deductible and pre-tax contribution portions of the rollover distributions and conversions are, however, subject to Federal income tax.

■

Simplified Employee Pension Plans (SEP IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages and contribution limits as a profit-sharing plan but with fewer administrative requirements.

■

Savings Incentive Match Plans for Employees IRA (SIMPLE IRA Plans) can be established by employers with 100 or fewer employees to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other Qualified Plans.

■

Owner-only Keogh Plans allow self-employed individuals and their spouses, or partners of general partnerships and their spouses, to make tax-deductible contributions for themselves of up to 100% of their adjusted annual earned income, with a maximum of $52,000 for a business’ taxable year that begins in 2014.

■

Exclusive(k)® Plans allow self-employed individuals and their spouses (who work for and receive wages from the business), or partners of general partnerships and their spouses (who work for and receive wages from the business), to make tax-deductible contributions for themselves, including deferrals, of up to 100% of their adjusted annual earned income, with a maximum of $52,000 for a business’ taxable year that begins in 2014. A Roth 401(k) contribution option also may be available within a qualified 401(k) Plan. Individuals who have attained age 50 by the last day of the taxable year for which a contribution is made also may make a “catch-up” contribution up to $5,500.

■

Multi-participant 401(k) Plans allow employees of eligible employers to set aside tax-deferred income for retirement purposes, and in some cases, employers will match their contribution dollar-for-dollar up to certain limits. A Roth 401(k) contribution option also may be available within a qualified 401(k) Plan.

■	Other 401(a) Pension and Profit-Sharing Plans allow corporations, labor unions, governments, or other organizations of all sizes to make tax-deductible contributions to employees.

■

403(b) Custodial Accounts are available to certain employees of educational institutions, churches and Code Section 501(c)(3) (that is, tax-exempt) organizations. For certain grandfathered accounts, a Roth 403(b) contribution option also may be available.

■	457(b) Plans allow employees of state and local governments and certain tax-exempt organizations to contribute a portion of their compensation on a tax-deferred basis.

■

Coverdell Education Savings Accounts are established for the benefit of a minor, with nondeductible contributions up to $2,000 per taxable year, and permit tax-free withdrawals to pay for certain qualified education expenses of the beneficiary. Special rules apply where the beneficiary is a special needs person.

Gifts or Transfers to a Minor

To invest for a child’s education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $14,000 in 2014 per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

Trust

For money being invested by a trust

The trust must be established before an account can be opened.

226	Prospectus

IVY INVESTED PLAN ACCOUNT REGISTRATION

Pursuant to Arizona requirements, Ivy InvestEd Plan accounts generally may only be registered in the name of an individual who is the Account Owner. The Account Owner is the one who has the authority to designate the Designated Beneficiary, make withdrawals, select the Funds in which to invest and otherwise control the account. The Account Owner may be anyone — a parent, grandparent, dated trust, friend or self. Joint owners, or joint accounts, are not permitted. Although only one person may be listed as the Account Owner, you should designate a successor Account Owner on the Ivy InvestEd Plan Account Application in the event of the Account Owner’s death.

An account also may be opened by a state or local government or a 501(c)(3) organization as the Account Owner, if the account will be used to fund scholarships for persons whose identity will be determined after the account is opened.

Although these registrations are the only way an account can be set up, anyone may contribute to an Ivy InvestEd Plan account once it is established. See the section entitled Adding to your Account.

The Account Owner will identify, on the Ivy Funds InvestEd 529 Plan Account Application, a Designated Beneficiary. A Designated Beneficiary can be any person interested in pursuing post high school training and educational opportunities at a U.S. accredited institution, including the Account Owner.

The Designated Beneficiary can be changed to a family member, as defined by current tax laws, of the original beneficiary.

There is a one-time $10 application fee per Ivy InvestEd Plan account, paid by Waddell & Reed at the time of the initial investment and forwarded to the Arizona Commission for Postsecondary Education (Commission), under whose authority the Ivy InvestEd Plan is made available, to help defray its administrative costs. Shares of a Fund held in your Ivy InvestEd Plan account are held in the name of the Commission, as Trustee of the Program.

Ivy InvestEd Plan accounts with a balance of less than $25,000 on the second Tuesday of each December will be charged an annual account fee of $20. This fee will be waived for Arizona residents as well as for certain trustees, directors, employees and financial advisors (and certain of their family members) of Waddell & Reed and its affiliates.

PRICING OF FUND SHARES

The price to buy a share of a Fund, called the offering price, is calculated every business day. Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded. As noted in this prospectus, certain Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Fund’s shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund’s shares. The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus the applicable sales charge (for Class A and/or Class E shares).

In the calculation of a Fund’s NAV:

■

The securities in the Fund’s portfolio that are traded on an exchange are ordinarily valued at the last sale price on each day prior to the time of valuation as reported by the principal securities exchange on which the securities are traded or, if no sale is recorded, the average of the last bid and asked prices.

■

Stocks that are traded over-the-counter are valued using the NASDAQ Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, the last current reported sales price as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.

■

Bonds (including foreign bonds), convertible bonds, municipal bonds, U.S. government securities, mortgage-backed securities and swap agreements are ordinarily valued according to prices quoted by an independent pricing service.

■	Short-term debt securities are valued at amortized cost, which approximates market value.

■	Precious metals are valued at the last traded spot price for the appropriate metal immediately prior to the time of valuation.

■	Other investment assets for which market prices are unavailable or are not reflective of current market value are valued at their fair value by or at the direction of the Board, as discussed below.

In the calculation of the NAV of Ivy Managed International Opportunities Fund, the shares of the underlying funds held by the Fund are valued at their respective NAVs per share.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value determination made according to procedures approved by the Board. A Fund also may use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund’s NAV is calculated.

Prospectus	227

A Fund also may use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Funds, such as Ivy Asset Strategy Fund, Ivy Emerging Markets Equity Fund, Ivy Global Bond Fund, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund and Ivy International Core Equity Fund, which may invest a significant portion of their assets in foreign securities (and derivatives related to foreign securities), also may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in foreign securities or derivatives markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such securities investments may be valued at their fair values as determined according to the procedures approved by the Board. Significant events include, but are not limited to, (1) events impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant U.S. or foreign market fluctuations.

The Funds have retained certain third-party pricing services (together, the Service) to assist in fair valuing foreign securities and foreign derivatives (collectively, Foreign Securities), if any, held in the Funds’ portfolios. The Service conducts a screening process to indicate the degree of confidence, based on historical data, that the closing price in the principal market where a Foreign Security trades is not the current market value as of the close of the NYSE. For Foreign Securities where WISC, in accordance with guidelines adopted by the Board, believes, at the approved degree of confidence, that the price is not reflective of current market price, WISC may use the indication of fair value from the Service to determine the fair value of the Foreign Securities. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WISC regularly monitors and reports to the Board, the Service’s pricing of the Funds’ Foreign Securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event — thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund’s NAV will be subject, in part, to the judgment of the Board or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing also may affect all shareholders in that if redemption proceeds or other payments based on the valuation of Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see Market Timing Policy.

BUYING SHARES

You may buy shares of each of the Funds through third parties that have entered into selling arrangements with IFDI. Contact any authorized investment dealer for more information. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have. The transfer agent for the Funds will not accept account applications unless submitted by an entity with which IFDI maintains a current selling agreement.

IFDI generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO addresses are acceptable).

If your individual account is not maintained on the Funds’ shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to purchase shares of the Funds.

When you place an order to buy shares for your Ivy InvestEd Plan account, your order will be processed at the next NAV calculated after your order, in proper form, is received and accepted. Proper form includes receipt by Waddell & Reed, in the home office, of a completed Ivy Funds InvestEd 529 Plan Account Application and additional required documentation, if applicable. Please note that all of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

Shares of a Fund may be purchased for your Ivy InvestEd Plan account through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. Your order will receive the offering price next calculated after the order has been received in proper form by Waddell & Reed. Therefore, if your order is received in proper form by Waddell & Reed before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day’s offering price. If your order is received in proper form by Waddell & Reed after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day.

Broker-dealers that perform account transactions for their clients by participating through the National Securities Clearing Corporation (NSCC) are responsible for obtaining their clients’ permission to perform those transactions, and are responsible to their clients for whose account shares of a Fund are purchased if the broker-dealer performs any transaction erroneously or improperly.

When you sign your account application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the IRS.

228	Prospectus

Waddell & Reed generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO addresses are acceptable).

To add to your account by mail: Make your check payable to Ivy Funds Distributor, Inc. (to Waddell & Reed, Inc. for Ivy InvestEd Plan accounts). Mail the check to WISC (Waddell & Reed for Ivy InvestEd Plan accounts) at the address below, along with the detachable form that accompanies the confirmation of a prior purchase or your quarterly statement or with a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase. Mail to:

WI Services Company

P.O. Box 29217

Shawnee Mission, Kansas

66201-9217

For Ivy InvestEd Plan accounts only:

Waddell & Reed, Inc.

P.O. Box 29217

Shawnee Mission, Kansas

66201-9217

To add to your account by wire purchase: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

By telephone or internet: To purchase Class A or Class C shares of a Fund by Automated Clearing House (ACH) via telephone or internet access, you must have an existing account number and you must have previously established the telephone or internet method to purchase through a completed Express Transaction Authorization Form (separately or within your new account application). Please call 800.777.6472 to report your purchase, or fax the information to 800.532.2749. For internet transactions, you may not execute trades greater than $25,000 per Fund per day. If you need to establish an account for Class I or Class Y shares, you may call 800.532.2783 to obtain an account application. You may then mail a completed application to WISC at the above address, or fax it to 800.532.2784.

By Automatic Investment Service: You can authorize having funds electronically drawn each month from your bank account through Electronic Funds Transfer (EFT) and invested as a purchase of shares into your Fund account. Complete the appropriate sections of the Account Application to establish the AIS.

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

■	All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

■

If you buy shares by check or ACH, and then sell those shares by any method other than by exchange to another fund within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds, the payment may be delayed for up to ten days from the date of purchase to ensure that your previous investment has cleared.

■

You may purchase shares of certain Funds indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties that perform account transactions for their clients through the NSCC, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order in proper form. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day’s offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you should generally receive the offering price next calculated on the following business day. If the firm does not perform account transactions systematically through the NSCC and has not entered into an agreement permitting it to aggregate orders it receives prior to 4:00 p.m. Eastern time and transmit such orders to the Fund on or before the following business day, you will receive the offering price next calculated after the order has been received in proper form by the Fund. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day’s price.

■

Broker-dealers that perform account transactions for their clients through the NSCC are responsible for obtaining their clients’ permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly. Such broker-dealers have independent agreements with IFDI, and are compensated for performing account transactions for their clients.

When you sign your account application, you will be asked to certify that your Social Security number or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service. See Your Account — Distributions and Taxes — Taxes.

Prospectus	229

The transfer agent for the Funds reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Minimum Investments1

The Funds’ initial and subsequent investment minimums generally are as follows, although the Funds and/or IFDI may reduce or waive the minimums in some cases.

For Class A, Class C and Class E:
To Open an Account	$750 (per Fund)
For certain exchanges	see below[1]
For accounts opened with AIS	$150 (per Fund)[2]
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For certain exchanges	$50 (per Fund)
For AIS	$50 (per Fund)
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

[1]

Minimum investment for an exchange is either (i) a single $750 exchange, or (ii) the combination of a $150 exchange in combination with either (a) a $50 per month AIS or (b) a $50 per month systematic exchange from another fund.

[2]	An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company/retirement account custodian.

For clients of Morgan Stanley Smith Barney (MSSB) who purchase their shares through certain fee-based advisory accounts sponsored by MSSB, the minimum initial and subsequent investment requirements for Class A shares are waived.

For Class A and Class C shares, if your account balance falls below $650 (per Fund) at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, your account will be assessed an account fee of $20 for each Fund whose Fund account balance is below $650 at the time of the assessment. For Class A and Class C shares, any Fund account with a balance below $650 will not be assessed the $20 fee if the Fund account meets one of the following exceptions: (i) the Fund account has an active AIS and the Fund account was opened less than 12 months prior to the date of the assessment; (ii) the Fund account is administered under a Profit Sharing, Money Purchase, Defined Benefit Plan, or a payroll deduction plan (IRA, Roth IRA, SEP IRA, SIMPLE IRA, 401(k), 403(b) and 457 plans) and the Fund account was opened less than 12 months prior to the date of the assessment; or (iii) the account is held on a third party platform, except for accounts held through Waddell & Reed. For purposes of the fee assessment, your Fund account balance will be based upon the current value of your existing holdings.

The Funds’ Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges from Class B shares of another Fund within Ivy Funds.

Adding to Your Account

Subject to the minimums described above, you, or anyone, can make additional investments of any amount at any time; however, with respect to Class E shares, all or a portion of the amount invested will not be accepted to the extent that such contributions would cause the total maximum account value or balance for a Designated Beneficiary for all Ivy InvestEd Plans to exceed limits imposed by the Ivy InvestEd Plan. For the 2013-2014 academic year, the maximum account balance at the time of a contribution was, in the aggregate per beneficiary, $396,000, as determined by the Arizona Commission for Postsecondary Education. Maximum account balance amounts will be adjusted each year based upon a formula developed by The College Board that estimates the average cost of attending a private 4-year college. Under current law, any excess contribution with respect to a Designated Beneficiary must be promptly withdrawn as a non-qualified withdrawal or rolled over into an account for a different Designated Beneficiary.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

SELLING SHARES

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a Fund) is the next calculated NAV per share of that Fund class, subject to any applicable CDSC.
If your individual account is not maintained on the Funds’ shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Funds.

230	Prospectus

By telephone or internet: If you have completed an Express Transaction Authorization Form (separately or within your new account application) you may redeem your shares by telephone or internet as set forth below. You may request to receive payment of your redemption proceeds via direct ACH or via wire. A fee of $10 per transaction will be charged for wire redemptions on all classes except Class I and Y. To redeem your Class A, Class B or Class C shares, call 800.777.6472, fax your request to 800.532.2749, or place your redemption order at www.ivyfunds.com, and give your instructions to redeem your shares via ACH or via wire, as applicable. To redeem your Class I and Y shares, submit a written request or fax your request to 800.532.2784, and give your instructions to redeem your shares via ACH or via wire, as applicable. You also may request a redemption by check to the address on the account (provided the address has not been changed within the last 30 days). For your protection, banking information generally must be established on your account for a minimum of 10 days before either a wire redemption or ACH redemption will be processed. Requests by telephone or internet can only be accepted for amounts up to $50,000 per Fund per day.

To sell Class A shares of Ivy Money Market Fund and Ivy Limited-Term Bond Fund by check: If you have elected this method in your application or by subsequent authorization, the Fund will provide you with checks drawn on UMB Bank, n.a. You may make these checks payable to the order of any payee in any amount of $250 or more. A sale of Class A shares of Ivy Limited-Term Bond Fund may have tax consequences for you.

Selling your Ivy InvestEd Plan Class E Shares: Only the Account Owner may request withdrawals from an Ivy InvestEd Plan account, which will be accomplished by selling (redeeming), at any time, some or all of the account’s shares, subject to a penalty if applicable.

When you place an order for a withdrawal from your Ivy InvestEd Plan account, that order will be treated as an order to sell shares, and the shares will be sold at the next NAV calculated, subject to any applicable CDSC, after your order, in proper form, is received and accepted. Proper form includes receipt by your financial advisor or IFDI of a completed Ivy InvestEd Plan Withdrawal Form. Withdrawals will be classified as either “qualified” or “non-qualified” for Federal, state and local income tax purposes. See Distributions and Taxes — Taxes on Ivy InvestEd Plan Accounts — Class E Shares below.

By mail: Complete an Account Service Request or Retirement Plan Distribution/Withdrawal form, available from your financial advisor, or write a letter of instruction with:

■	the name on the account registration

■	the Fund’s name

■	the account number

■	the dollar amount or number, and the class, of shares to be redeemed

■	any other applicable special requirements listed in the table below

Deliver the form or your letter to your financial advisor, or mail it to:

WI Services Company

P.O. Box 29217

Shawnee Mission, Kansas

66201-9217

For Ivy InvestEd Plan accounts only:

Waddell & Reed, Inc.

P.O. Box 29217

Shawnee Mission, Kansas

66201-9217

Unless otherwise instructed, a check will be sent to the address on the account. For your protection, the address of record must not have been changed within 30 days prior to your redemption request.

When you place an order to sell shares or when you make a withdrawal from your Ivy InvestEd Plan account by placing an order to sell shares, your shares will be sold at the NAV next calculated, subject to any applicable CDSC, after receipt of a request for redemption in good order by WISC or other authorized Fund agent as described above. Note the following:

■

If more than one person owns the shares and it is requested that the redemption check be made payable to the order of all owners and mailed to the address of record for the account, the authorization of only one joint owner is required. Otherwise, each owner must sign the redemption request.

■

If you recently purchased the shares by check or ACH, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.

■

Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the SEC. In addition, Ivy Money Market Fund may suspend redemptions during any period in which there are emergency conditions, including circumstances when the Board has determined it is appropriate to liquidate Ivy Money Market Fund, as provided in the 1940 Act and the rules and regulations thereunder.

Prospectus	231

■

Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Board determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

■

If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. For firms that perform account transactions systematically through the NSCC, the Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order in proper form. Your order will receive the NAV of the redeemed class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day’s offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you should generally receive the offering price next calculated on the following business day. If the firm does not perform account transactions systematically through the NSCC and has not entered into an agreement permitting it to aggregate orders it receives prior to 4:00 p.m. Eastern time and transmit such orders to the Fund on or before the following business day, you will receive the NAV next calculated after the order has been received in proper form by the Fund. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day’s price.

■

Broker-dealers that perform account transactions for their clients through the NSCC are responsible for obtaining their clients’ permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

Special Requirements for Selling Shares
Account Type	Special Requirements
Individual	The written instructions must be signed exactly as the name appears on the account.
Joint Tenant	If more than one person owns the shares and it is requested that the redemption check be made payable to the order of all owners and mailed to the address of record for the account, the written instructions may be signed by only one joint owner. Otherwise, the written instructions must be signed by each owner, exactly as their names appear on the account.
Sole Proprietorship	The written instructions must be signed by the individual owner of the business.
UGMA, UTMA	The custodian must sign the written instructions indicating capacity as custodian.
Retirement Account	The written instructions must be signed by a properly authorized person (for example, employer, plan administrator, or trustee).
Trust	The trustee must sign the written instructions indicating capacity as trustee. If the trustee’s name is not in the account registration, provide a currently certified copy of the trust document.
Business or Organization	At least one person authorized by corporate resolution to act on the account must sign the written instructions.
Conservator, Guardian or Other Fiduciary	The written instructions must be signed by the person properly authorized by court order to act in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

■	a redemption request made by a corporation, partnership or fiduciary

■	a redemption request made by someone other than the owner of record

■	the check is made payable to someone other than the owner of record

■	a check redemption request if the address on the account has been changed within the last 30 calendar days

This requirement is to protect you and the Funds from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

Each Fund reserves the right to redeem at NAV all of your Fund shares in your account if the account balance of those shares is less than $650. The Fund will give you notice and 60 calendar days to purchase a sufficient number of additional shares to bring the account balance of your shares in that Fund to $650. These redemptions will not be subject to a CDSC. The Fund will not apply its redemption right to retirement accounts.

You may reinvest, without a sales charge, all or part of the amount of Class A or Class E shares of a Fund you redeemed by sending to the applicable Fund the amount you want to reinvest. The reinvested amounts must be equal to or greater than $200, and received by the Fund within 60 calendar days after the date of your redemption, and the reinvestment must be made into the same Fund, account, and class of shares from which it was redeemed. The reinvestment into Class E shares will be treated as a new contribution. You may do this only once each calendar year with Class A and/or Class E shares of a Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders. Purchases made pursuant to the AIS, payroll deduction or regularly scheduled contributions made by an employer on behalf of its employees are not eligible for purchases at NAV under this policy. Purchases within investment advisory products offered by Waddell & Reed are not eligible for purchases at NAV under this policy.

232	Prospectus

The CDSC, if applicable, will not apply to the proceeds of Class A (as applicable), Class B, Class C or Class E (as applicable) shares of a Fund which are redeemed if equal to or greater than $10 and then reinvested in shares of the same class of the Fund within 60 calendar days after such redemption. IFDI will, with your reinvestment, instruct WISC, the Funds’ transfer agent, to cancel the CDSC attributable to the amount reinvested. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once each calendar year as to Class A shares of a Fund, once each calendar year as to Class B shares of a Fund, once each calendar year as to Class C shares of a Fund and once each calendar year as to Class E shares of a Fund. Subject to the following paragraph, the reinvestment must be made into the same Fund, account, and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders. Purchases made pursuant to the AIS, payroll deduction or regularly scheduled contributions made by an employer on behalf of its employees are not eligible for purchases at NAV under this policy. Purchases within investment advisory products offered by Waddell & Reed are not eligible for purchases at NAV under this policy.

Proceeds from a Class B share redemption for which a CDSC was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a CDSC, you may reinvest the proceeds in Class B shares. For purposes of determining future CDSC, the aging of such reinvested Class B shares shall revert to the date the redeemed shares were originally purchased.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. WISC, the Funds’ transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WISC fails to do so, WISC may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

If you are investing through certain third-party broker dealers, please contact your plan administrator or other record keeper for information about your account.

If you have established an account that is maintained on the Funds’ shareholder servicing system, IFDI and WISC provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800.777.6472, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, the Client Services staff is available to answer your questions or update your account records. The Client Services Representative can help you:

■	obtain information about your accounts

■	obtain price information about other funds within Ivy Funds

■	obtain any Fund’s current prospectus, SAI, Annual Report, or other information about any Fund

■	request duplicate statements

■	transact certain account activity, including exchange privileges and redemption of shares

At almost any time of the day or night, you may access your account information from a touch-tone phone through our automated customer telephone service, provided your account is maintained on the Funds’ shareholder servicing system; otherwise, you should contact the broker-dealer through which you purchased your Fund shares.

Internet Service

The Ivy Funds web site, www.ivyfunds.com, is also available. If you do not currently have an account established that is maintained on the Funds’ shareholder servicing system, you may use the web site to obtain information about the Funds, including accessing a Fund’s current prospectus, SAI, Annual Report or other information. If you have an account set up that is maintained on the Funds’ shareholder servicing system, you also may use the web site to obtain information about your account, and to transact certain account activity, including exchange privileges and redemption of shares for certain share classes, if you have established Express Transactions for your account.

Reports

Statements and reports sent to you include the following:

■

confirmation statements (after every purchase (other than those purchases made through Automatic Investment Service), after every exchange (other than rebalance-related exchange transactions for SPA and MAP products) and after every transfer or redemption)

■	quarter-to-date statements (quarterly)

■	year-to-date statements (after the end of the fourth calendar quarter)

■	Annual and Semiannual Reports to shareholders (every six months)

Prospectus	233

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of a Fund’s most recent prospectus and/or summary prospectus and Annual and Semiannual Reports to shareholders may be mailed to shareholders having the same last name and address in the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies of the documents. You also may visit www.ivyfunds.com to view and/or download these documents, as well as other information about each Fund.

You may elect to receive your quarterly statements and/or prospectus and shareholder reports electronically. In order to do so, go to the “Individual Investor Accounts — Access Your Account Online” feature available via www.ivyfunds.com.

EXCHANGE PRIVILEGES

Except as otherwise noted, you may sell (redeem) your shares and buy shares of the same class of another fund within Ivy Funds without the payment of an additional sales charge if you exchange Class A shares or without payment of a CDSC when you exchange Class B or Class C shares, or certain Class A shares. For Class B and Class C shares, or Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. However, exchanges of Class A shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into, unless the Ivy Money Market shares were previously acquired by an exchange from Class A shares of another Ivy Fund for which a sales charge was paid (or represent reinvestment of dividends and other distributions paid on such shares). You may sell your Class I or Class Y shares of any of the Funds and buy Class I or Class Y shares, respectively, of another fund within Ivy Funds or Class A shares of Ivy Money Market Fund. Class A shares of any of the Funds also may be exchanged for shares of InvestEd Portfolios.

For clients of Waddell & Reed or Legend, these same exchange privileges for Class A, Class B and Class C shares also apply to the corresponding classes of shares of funds within Waddell & Reed Advisors Funds. Shareholders of Ivy Class I shares may exchange their shares for Class Y shares of funds within Waddell & Reed Advisors Funds. Shareholders of Ivy Class Y shares may not exchange those shares for shares of any class of funds within Waddell & Reed Advisors Funds.

Class B and Class C shares of Ivy Money Market Fund are not available for direct investment. Therefore, you may utilize Class A shares of Ivy Money Market Fund for systematic exchanges into Class C shares of a non-money market Fund. Please see the SAI for additional information.

Except as otherwise noted, you may sell your Class E shares and buy Class E shares of another Fund within Ivy Funds that offers Class E shares without the payment of an additional sales charge. For Class E shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. However, exchanges of Class E shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into unless the Ivy Money Market Fund shares were previously acquired by an exchange from Class E shares of another Fund within Ivy Funds for which a sales charge was paid (or represent reinvestment of dividends and distributions paid on such shares).

Except as otherwise noted, you may sell your Class R shares of any of the Funds and buy Class R shares of another Fund within Ivy Funds that offers Class R shares. Contact your plan administrator or record keeper for information about exchanging your shares.

Except as otherwise noted, you may sell your Class R6 shares of any of the Funds and buy Class R6 shares of another Fund within Ivy Funds that offers Class R6 shares. Contact your plan administrator or record keeper for information about exchanging your shares.

You may exchange only into funds that are legally permitted for sale in your state of residence. Currently, each fund within Ivy Funds, InvestEd Portfolios and Waddell & Reed Advisors Funds may only be sold within the United States, the Commonwealth of Puerto Rico and the U.S. Virgin Islands. In addition, each Fund within Ivy Funds also may be sold in Guam. Note that exchanges out of a Fund may have tax consequences for you. See Your Account — Distributions and Taxes — Taxes. Before exchanging into a fund, read its prospectus.

Important Exchange Information

■

Except as otherwise noted, you must exchange into the same share class you currently own (except that you may exchange Class Y and Class I shares of any of the Funds for Class A shares of Ivy Money Market Fund, and in certain situations you may exchange Class A shares of Ivy Money Market Fund for Class C shares of any of the other Funds).

■	Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

How to Exchange

Please note the Ivy InvestEd Plan accounts may have special restrictions on exchanges.

If you are investing through certain third-party broker dealers, contact your plan administrator or other record keeper for information about how to exchange.

If you have an account set up that is maintained on the Fund’s shareholder servicing system, the following applies:

By mail: Send your written exchange request to WISC at the address listed under “Selling Shares.”

By telephone: Call WISC at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. For the protection of Fund shareholders, the transfer agent for the Funds employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine.

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By internet: You will be allowed to exchange by internet if (1) you have established the internet trading option; and (2) you can provide proper identification information.

If your individual account is not maintained on the Funds’ shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to exchange shares of the Funds.

Converting Shares

Self-Directed Conversions: Subject to the requirements set forth below, you may be eligible to convert your Class A, Class C, Class I or Class Y shares to another share class within the same Fund.

■

If you hold Class A, Class C or Class Y shares and are eligible to purchase Class I shares or Class R6 shares as described above in the sections entitled Class I Shares or Class R6 Shares, you may be eligible to convert your Class A, Class C or Class Y shares to Class I shares or Class R6 shares of the same Fund.

■

If you hold Class I shares and are eligible to purchase Class R6 shares, as described in the section entitled Class R6 Shares, you may be eligible to convert your Class I shares to Class R6 shares of the same Fund.

■	If you hold Class C shares and are eligible to purchase Class A shares at NAV, you may be eligible to convert your Class C shares to Class A shares of the same Fund.

A conversion from Class A or Class C to another share class will be subject to any deferred sales charge to which your Class A shares or Class C shares are subject. If you convert from one class of shares to another, the transaction will be based on the respective NAVs per share of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAVs per share. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.

Please contact WISC directly to request a conversion. A self-directed conversion is subject to the discretion of IFDI to permit or reject such a conversion. At this time, a conversion between share classes of the same Fund is reported as a non-taxable event.

Market Timing Policy

The Funds are intended for long-term investment purposes. The Funds will take steps to seek to deter frequent purchases and /or redemptions in Fund shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities also may increase the expenses of WISC and/or IFDI, thereby indirectly affecting the Fund’s shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund, such as Ivy Cundill Global Value Fund, Ivy Emerging Markets Equity Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Global Equity Income Fund, Ivy Global Income Allocation Fund and Ivy International Core Equity Fund, invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in small capitalization companies, such as Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund or Ivy Micro Cap Growth Fund, or municipal obligations such as Ivy Municipal Bond Fund or Ivy Municipal High Income Fund, or that invests a significant portion of its assets in high-yield fixed income securities, such as Ivy High Income Fund.

To discourage market timing activities by investors, the Board has adopted a market timing policy and has approved the procedures of the Funds’ transfer agent, WISC, for implementing this policy. WISC’s procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how WISC will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WISC typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period.

WISC will follow, monitor, and enforce excessive trading policies and procedures. Please see an example detailed below of trading activity that would be considered excessive and in violation of the Funds’ market timing policy:

WISC will monitor the number of roundtrip transactions in Fund shares. Any shareholder that has more than two transactions that are considered a change in direction relative to a Fund within a time period determined by WISC may be restricted from making additional purchases of Fund shares. A change in direction is defined as any exchange or sale out of a Fund and a second change in direction is an exchange or purchase back into that Fund. Shareholders who reach this limit may be blocked from making additional purchases for 60 days. A second violation can result in a permanent block.

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This example is not all inclusive of the trading activity that may be deemed to violate the Funds’ market timing policy and any trade that is determined as disruptive can lead to a temporary or permanent suspension of trading privileges, in WISC’s sole discretion.

In its attempt to identify market timing activities, WISC considers many factors, including (but not limited to) the example detailed above, and the frequency, size and/or timing of the investor’s transactions in Fund shares.

As an additional step, WISC reviews Fund redemption activity in relation to average assets and purchases within the period. If WISC identifies what it believes are market timing activities in an account held directly on a Fund’s records that has not previously exceeded WISC’s thresholds, WISC will suspend exchange privileges by refusing to accept additional purchases in the account for a pre-determined period of time. If a shareholder exceeds WISC’s thresholds a second time within a twelve (12) month period, exchange privileges will be suspended indefinitely for all accounts owned by the shareholder whose account exceeded the pre-determined thresholds. For trading in Fund shares held in omnibus accounts, WISC will, if possible, place a trading block at a taxpayer identification number level or, if that cannot be accomplished, will contact the associated financial intermediary and request that the intermediary implement trading restrictions. In exercising any of the foregoing rights, WISC will consider the trading history of accounts under common ownership or control within any of Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a single investor and may be rejected in whole or in part. Transactions placed in violation of a Fund’s market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

In addition, IFDI and/or its affiliate, Waddell & Reed (collectively, “W&R”), have entered into agreements with third-party financial intermediaries that purchase and hold Fund shares on behalf of shareholders through omnibus accounts. In general, these agreements obligate the financial intermediary: (1) upon request by W&R, to provide information regarding the shareholders for whom the intermediary holds shares and these shareholders’ Fund share transactions; and (2) to restrict or prohibit further purchases of Fund shares through the financial intermediary’s account by any shareholder identified by W&R as having engaged in Fund share transactions that violate a Fund’s market timing policy. W&R’s procedures seek to monitor transactions in omnibus accounts so that W&R may make such further inquiries and take such other actions it determines appropriate or necessary to enforce the Funds’ market timing policy with respect to shareholders trading through omnibus accounts held by third-party intermediaries.

A Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Funds, IFDI and WISC make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Funds, IFDI or WISC may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Funds regarding shareholders who hold shares through such accounts or may close the omnibus account. The Funds’ ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon systems capabilities, applicable contractual restrictions, and cooperation of those intermediaries. There can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

A financial intermediary through which an investor may purchase shares of a Fund also may independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the intermediary may require the Funds’ consent or direction to undertake those efforts. In other cases, the Funds may elect to allow the intermediary to apply its own policies with respect to frequent trading in lieu of seeking to apply the Funds’ policies to shareholders investing in the Funds through such intermediary, based upon the Funds’ conclusion that the intermediary’s policies sufficiently protect shareholders of the Funds. In either case, the Funds may have little or no ability to modify the parameters or limits on trading activity set by the intermediary. As a result, an intermediary may limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by the Funds and discussed in this Prospectus. If an investor purchases a Fund’s shares through a financial intermediary, that investor should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to that account.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WISC processes, there can be no assurance that the Funds’ and WISC’s policies and procedures will identify all trades or trading practices that may be considered market timing activity. WISC may modify its procedures for implementing the Funds’ market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WISC and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

The Class E shares of the Funds are intended for long-term investment purposes to save for post-secondary education. Because Class E shares are an investment vehicle for your Ivy InvestEd Plan, investor-initiated exchanges among the Funds are limited by the terms of your Ivy InvestEd Plan. In addition, the Code imposes Federal income tax (and possibly, additional tax) on redemptions of Class E shares that are non-qualified withdrawals. As a result, it is unlikely that investments in Class E shares would be used to engage in market-timing activity. While IFDI and WISC recognize that investments in Class E shares do not likely present the same opportunity for market-timing activity that may be present for other share classes, WISC monitors for such activity, as described above.

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A Fund’s market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a shareholder’s ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Automatic Transactions for Class A, Class B, Class C and Class E Shareholders

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Systematic Withdrawal Plans let you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account. Please see the SAI for additional information.

Certain restrictions and fees imposed by the plan custodian also may apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service
To move money from your bank account to an existing Fund account
	Minimum Amount	Frequency
	$50 (per Fund)	Monthly
Systematic Exchange Service
To systematically exchange from one Fund account to another existing Fund account
	Minimum Amount	Frequency
	$50 (per Fund)	Monthly

The Funds’ Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

DISTRIBUTIONS AND TAXES

Distributions

Each Fund distributes substantially all of its net investment income and net realized capital gains to its shareholders each year.

Usually, a Fund distributes net investment income at the following times:

Annually in December: Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Tax-Managed Equity Fund

Quarterly in March, June, September and December: Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Dividend Opportunities Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund

Declared daily and paid monthly: Ivy Bond Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund and Ivy Municipal High Income Fund

Declared monthly and paid monthly: Ivy Global Bond Fund

Net realized capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December.

Dividends that are declared for a particular day are paid to shareholders of record on the preceding business day. However, dividends that are declared for a Saturday or Sunday (or for a Monday that is a Federal holiday) are paid to shareholders of record on the preceding Thursday (or the preceding business day if that Thursday is a Federal holiday).

Ordinarily, shares are eligible to earn dividends starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you open an account, you may specify on your application how you want to receive your distributions. Each Fund offers two options:

1.	Share Payment Option. Your dividends, capital gain and other distributions with respect to a class of the Fund will be automatically paid in additional shares of that class. If you do not indicate a choice on your application, you will be assigned this option.

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2.	Cash Option. You will be sent a check for your dividends, capital gain and other distributions if the total distribution is at least five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the distributing class.

For retirement accounts and accounts participating in MAP or SPA, all distributions are automatically paid in additional shares of the distributing class. Additionally, all distributions in respect of Class E shares are also automatically paid in additional shares of that class.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. You will be subject to tax to the extent a Fund makes actual or deemed distributions of net income and realized net gains to you, except that distributions by Ivy Municipal Bond Fund and Ivy Municipal High Income Fund (each, a Municipal Fund) that are reported in writing to shareholders as “exempt-interest dividends” generally may be excluded by you from your gross income for Federal income tax purposes. Dividends from a Fund’s investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss and, for certain Funds, net gains and losses from certain foreign currency transactions), if any, generally are taxable to you as ordinary income, whether received in cash or paid in additional Fund shares; except the part of those dividends attributable to “qualified dividend income” (i.e., dividends received on stock of most U.S. and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions) the Fund earned is taxed to individual and certain other non-corporate shareholders (each, an individual shareholder) who satisfy those restrictions the same as long-term capital gains. A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations (DRD) – the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to Federal income tax (excluding REITs) and excludes dividends from foreign corporations – subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to the DRD are subject indirectly to the Federal alternative minimum tax.

Distributions of a Fund’s net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gain an individual shareholder realizes generally is taxed at a maximum rate of 15% (or 20% for individual shareholders with taxable income exceeding certain threshholds) (which will be adjusted annually for inflation).

Exempt-interest dividends paid by a Municipal Fund may be subject to state and local income taxes. In addition, a portion of those dividends is expected to be attributable to interest on certain bonds (PABs) that you must treat as a Tax Preference Item; IICO anticipates that, for the coming year, such interest will not account for more than 20% of the income dividends a Municipal Fund will pay to its shareholders (although up to 40% of those dividends may be deemed a Tax Preference Item). Your Municipal Fund will provide you with information after the end of each calendar year concerning the amount of its distributions that you must treat as a Tax Preference Item. Shareholders who may be subject to the AMT should consult with their tax advisor concerning investment in a Municipal Fund.

Entities or other persons who are substantial users (or persons related to substantial users) of facilities financed by PABs should consult their tax advisor before purchasing shares of a Municipal Fund because, for users of certain of these facilities, the interest on PABs is not exempt from Federal income tax. For these purposes, the term “substantial user” is defined generally to include a non-exempt person who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.

For individual taxable shareholders, each Fund notifies you after each calendar year-end as to the amounts of its dividends and other distributions paid (or deemed paid) to you for that year.

Taxes on transactions. Your redemption of Fund shares (other than shares of Ivy Money Market Fund) will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid). If you realize gain on a redemption of a Municipal Fund’s shares, the entire gain will be taxable even though a portion of the gain may represent tax-exempt interest the Fund earned or accrued but had not yet been declared and paid out as a dividend. If the redemption is not made until after the record date for the distribution attributable to that interest, however, you may receive it as an exempt-interest dividend rather than as part of a taxable gain.

An exchange of Fund shares for shares of any other fund within Ivy Funds, InvestEd Portfolios, or Waddell & Reed Advisors Funds generally will have similar tax consequences. However, special rules apply when you dispose of a Fund’s Class A shares through a redemption or exchange within 90 calendar days after your purchase of those shares and then reacquire Class A shares of that Fund or acquire Class A shares of another fund within Ivy Funds, InvestEd Portfolios, or Waddell & Reed Advisors Funds by January 31 of the calendar year following the redemption or exchange without paying a sales charge due to the 60-day reinvestment privilege or exchange privilege. See Your Account — Selling Shares. In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when you acquired those shares, and that amount will increase the adjusted basis in the shares you subsequently acquire. In addition, if you purchase shares of a Fund within 30 calendar days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis in the newly purchased shares.

Other. In addition to the requirement to report the gross proceeds from the redemption of shares, each Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for shares they acquire after December 31, 2011 (“Covered Shares”) and

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indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. A Fund shareholder may elect any IRS-accepted method for determining basis for Covered Shares; however, he or she must make any elections in writing (which may be electronic). If a shareholder of a Fund fails to affirmatively elect a basis determination method, then basis determination will be made in accordance with the Fund’s default method, which is the average basis method. The basis determination method a Fund shareholder elects (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisor to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Municipal Fund (if it distributes exempt-interest dividends during the shareholder’s taxable year) will not be deductible for Federal income tax purposes. Proposals may be introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal bonds. If such a proposal were enacted, the availability of municipal bonds for investment by a Municipal Fund and the value of its portfolio would be affected. In that event, that Fund may decide to reevaluate its investment goal and policies.

An individual is subject to a 3.8% Federal tax on the lesser of (1) the individual’s “net investment income” (which generally includes dividends, interest, and net gains from the disposition of investment property, including dividends and capital gain distributions a Fund pays and net gains realized on the redemption or exchange of Fund shares) or (2) the excess of his or her “modified adjusted gross income” over $250,000 for married shareholders filing jointly and $200,000 for single shareholders. This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisor regarding the effect, if any, this provision may have on their investment in Fund shares.

Withholding. Each Fund must withhold 28% of all taxable dividends, and, except in the case of Ivy Money Market Fund, capital gain distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to individual shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate is also required from dividends and, again, except in the case of Ivy Money Market Fund, capital gain distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

The income dividends a Fund pays to a non-resident alien individual, foreign corporation or partnership, or foreign trust or estate (each, a foreign shareholder) generally are subject to a 30% (or lower treaty rate) Federal withholding tax, even if those dividends are attributable to a non-U.S. source earned by the Fund. In order to qualify for a reduced treaty rate of withholding and to avoid withholding on dividends (including capital gain dividends) and redemption proceeds pursuant to the Foreign Account Tax Compliance Act, a beneficial owner of shares will need to certify, generally on an IRS Form W-8BEN, that it is a foreign shareholder and possibly provide additional information. However, Fund distributions that are attributable to a Fund’s “qualified net interest income” and/or “qualified short-term gain” will be exempt from that withholding tax if the period for this exemption’s applicability is extended by legislation (which has occurred frequently). Foreign shareholders are urged to consult their own tax advisers concerning the applicability of U.S. withholding taxes.

State and local income taxes. As noted above, exempt-interest dividends a Municipal Fund pays may be subject to state and local income taxes. The portion of the dividends a Fund pays that is attributable to interest earned on U.S. government securities generally is not subject to those taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax advisor to determine the taxability in your state and locality of dividends and other distributions paid by the Funds.

The foregoing is only a summary of some of the important income tax considerations generally affecting each Fund and its shareholders; you will find more information in the SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

Taxes on Ivy InvestEd Plan Accounts — Class E shares

In general, your investment in Class E shares of a Fund is part of the Program. The Program has received a ruling from the IRS stating that, in general, the Program qualifies under Section 529 of the Code so that earnings on Program investments are not subject to Federal income tax (with respect to either a contributor to the Program or a Designated Beneficiary) until the earnings are withdrawn.

Generally, each withdrawal from an Ivy InvestEd Plan account comprises two pro rata components: (1) a return of principal (that is, contributions to the account, including the portion of any rollover from another state’s 529 Plan account that is attributable to contributions to their plan) and (2) earnings. The return of principal portion of any withdrawal, whether qualified or non-qualified, is not taxable. As explained below, the earnings portion of a withdrawal may be subject to Federal income tax, and possibly additional Federal income tax, depending on whether a withdrawal is qualified or non-qualified.

Qualified Withdrawals. A qualified withdrawal is a withdrawal used for “qualified higher education expenses” (as defined in the Code) (Qualified Higher Education Expenses), which may include tuition, fees, books, supplies and equipment required for the enrollment or attendance of a Designated Beneficiary at an “eligible educational institution” and/or qualified room and board expenses for students who attend an eligible educational institution at least half-time. At the request of the Account Owner, a qualified withdrawal of proceeds may be made payable to an eligible educational institution on behalf of the Designated Beneficiary.

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Currently, when shares are redeemed in a qualified withdrawal, the withdrawal is Federal income tax-free (although such withdrawal may still be subject to state and/or local taxes).

Non-Qualified Withdrawals. A non-qualified withdrawal is a withdrawal that is not used for Qualified Higher Education Expenses, unless the withdrawn amount is transferred within 60 days to another 529 Plan for the same Designated Beneficiary as under the Program. Non-qualified withdrawals generally are subject to Federal income tax (including additional tax, if applicable) on the earnings portion of the withdrawal, as described below. Penalty-free withdrawals may be made if the Designated Beneficiary receives a scholarship (not exceeding the amount of the scholarship award), dies or becomes permanently disabled, although the earnings portion of the withdrawal will be subject to Federal income tax.

The earnings portion of a non-qualified withdrawal generally will be subject to Federal income tax at the marginal tax rate of the person for whose benefit the withdrawal is made. In addition, the earnings portion of a non-qualified withdrawal will be subject to an additional Federal 10% tax on the earnings portion of the withdrawal.

Please consult your tax advisor regarding the current tax consequences of withdrawals from your Ivy InvestEd Plan account. The Account Owner or the Designated Beneficiary is responsible for retaining the appropriate documentation for the tax treatment of qualified withdrawals, determining whether a withdrawal is qualified or non-qualified, making the appropriate filings with the IRS, and paying the additional 10% Federal tax, if applicable, on earnings.

The foregoing is only a brief summary of some of the important Federal income tax considerations relating to investments in the Fund under the Program; you will find more information in the SAI and the Program Overview. You are urged to consult your own tax advisor for information about the state and local tax consequences of, and the impact of your personal financial situation on, an investment in your Ivy InvestEd Plan. In addition, please note that if you are a resident of a state other than Arizona, there may be state tax benefits available to you from an investment in a 529 Plan offered by your state.

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Financial Highlights

The following information is to help you understand the financial performance of each of the classes of each Fund for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and other distributions. This information has been audited by Deloitte & Touche LLP, whose Reports of Independent Registered Public Accounting Firm, along with each Fund’s financial statements and financial highlights for the fiscal year ended March 31, 2014, are included in the Funds’ Annual Reports to Shareholders which are incorporated by reference into the SAI. The Annual Reports contain additional performance information and will be made available upon request and without charge.

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IVY ASSET STRATEGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$27.04	$0.27	$4.45	$4.72	$(0.15)	$—	$(0.15)
Year ended 3-31-2013	25.44	0.39	1.88	2.27	(0.67)	—	(0.67)
Year ended 3-31-2012	25.42	0.20	0.10	0.30	(0.28)	—	(0.28)
Year ended 3-31-2011	22.42	0.24	2.81	3.05	(0.05)	—	(0.05)
Year ended 3-31-2010	18.69	0.16	3.66	3.82	(0.09)	—	(0.09)
Class B Shares(4)
Year ended 3-31-2014	26.20	0.05	4.29	4.34	— *	—	— *
Year ended 3-31-2013	24.55	0.19	1.82	2.01	(0.36)	—	(0.36)
Year ended 3-31-2012	24.53	0.00	0.12	0.12	(0.10)	—	(0.10)
Year ended 3-31-2011	21.77	0.04	2.72	2.76	—	—	—
Year ended 3-31-2010	18.23	(0.01)	3.55	3.54	—	—	—
Class C Shares
Year ended 3-31-2014	26.33	0.05	4.32	4.37	(0.01)	—	(0.01)
Year ended 3-31-2013	24.67	0.20	1.83	2.03	(0.37)	—	(0.37)
Year ended 3-31-2012	24.66	0.01	0.11	0.12	(0.11)	—	(0.11)
Year ended 3-31-2011	21.87	0.05	2.74	2.79	—	—	—
Year ended 3-31-2010	18.30	0.01	3.56	3.57	—	—	—
Class E Shares
Year ended 3-31-2014	27.10	0.26	4.45	4.71	(0.14)	—	(0.14)
Year ended 3-31-2013	25.49	0.38	1.89	2.27	(0.66)	—	(0.66)
Year ended 3-31-2012	25.48	0.19	0.10	0.29	(0.28)	—	(0.28)
Year ended 3-31-2011	22.47	0.22	2.84	3.06	(0.05)	—	(0.05)
Year ended 3-31-2010	18.74	0.17	3.66	3.83	(0.10)	—	(0.10)
Class I Shares
Year ended 3-31-2014	27.25	0.34	4.48	4.82	(0.19)	—	(0.19)
Year ended 3-31-2013	25.67	0.45	1.90	2.35	(0.77)	—	(0.77)
Year ended 3-31-2012	25.64	0.25	0.11	0.36	(0.33)	—	(0.33)
Year ended 3-31-2011	22.58	0.26	2.86	3.12	(0.06)	—	(0.06)
Year ended 3-31-2010	18.81	0.17	3.73	3.90	(0.13)	—	(0.13)
Class R Shares
Year ended 3-31-2014	26.94	0.16	4.43	4.59	(0.08)	—	(0.08)
Year ended 3-31-2013	25.29	0.29	1.88	2.17	(0.52)	—	(0.52)
Year ended 3-31-2012	25.28	0.11	0.11	0.22	(0.21)	—	(0.21)
Year ended 3-31-2011	22.35	0.13	2.83	2.96	(0.03)	—	(0.03)
Year ended 3-31-2010	18.65	0.03	3.72	3.75	(0.05)	—	(0.05)
Class Y Shares
Year ended 3-31-2014	27.09	0.27	4.46	4.73	(0.15)	—	(0.15)
Year ended 3-31-2013	25.49	0.39	1.88	2.27	(0.67)	—	(0.67)
Year ended 3-31-2012	25.46	0.20	0.11	0.31	(0.28)	—	(0.28)
Year ended 3-31-2011	22.46	0.23	2.82	3.05	(0.05)	—	(0.05)
Year ended 3-31-2010	18.72	0.21	3.63	3.84	(0.10)	—	(0.10)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

242	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$31.61	17.47%	$9,659	0.96%	0.92%	—%	—%	65%
Year ended 3-31-2013	27.04	9.09	7,853	0.98	1.55	—	—	39
Year ended 3-31-2012	25.44	1.31	8,019	0.97	0.81	—	—	47
Year ended 3-31-2011	25.42	13.60	9,083	0.99	1.00	—	—	94
Year ended 3-31-2010	22.42	20.46	8,765	1.05	0.79	—	—	96
Class B Shares(4)
Year ended 3-31-2014	30.54	16.58	783	1.71	0.16	—	—	65
Year ended 3-31-2013	26.20	8.27	715	1.73	0.79	—	—	39
Year ended 3-31-2012	24.55	0.54	695	1.76	0.02	—	—	47
Year ended 3-31-2011	24.53	12.68	672	1.80	0.17	—	—	94
Year ended 3-31-2010	21.77	19.42	550	1.88	-0.03	—	—	96
Class C Shares
Year ended 3-31-2014	30.69	16.59	9,880	1.68	0.19	—	—	65
Year ended 3-31-2013	26.33	8.34	8,321	1.70	0.83	—	—	39
Year ended 3-31-2012	24.67	0.56	8,416	1.71	0.06	—	—	47
Year ended 3-31-2011	24.66	12.76	8,851	1.74	0.24	—	—	94
Year ended 3-31-2010	21.87	19.51	7,733	1.80	0.05	—	—	96
Class E Shares
Year ended 3-31-2014	31.67	17.40	74	1.00	0.87	1.12	0.75	65
Year ended 3-31-2013	27.10	9.07	58	1.00	1.50	1.20	1.30	39
Year ended 3-31-2012	25.49	1.26	50	1.00	0.77	1.23	0.55	47
Year ended 3-31-2011	25.48	13.63	44	1.00	0.95	1.39	0.56	94
Year ended 3-31-2010	22.47	20.45	32	1.00	0.84	1.56	0.28	96
Class I Shares
Year ended 3-31-2014	31.88	17.72	13,522	0.73	1.14	—	—	65
Year ended 3-31-2013	27.25	9.33	9,681	0.74	1.76	—	—	39
Year ended 3-31-2012	25.67	1.57	8,180	0.75	1.03	—	—	47
Year ended 3-31-2011	25.64	13.84	6,986	0.77	1.14	—	—	94
Year ended 3-31-2010	22.58	20.74	3,973	0.81	0.92	—	—	96
Class R Shares
Year ended 3-31-2014	31.45	17.03	162	1.33	0.54	—	—	65
Year ended 3-31-2013	26.94	8.71	124	1.34	1.15	—	—	39
Year ended 3-31-2012	25.29	0.96	102	1.33	0.45	—	—	47
Year ended 3-31-2011	25.28	13.24	68	1.31	0.57	—	—	94
Year ended 3-31-2010	22.35	20.12	28	1.33	0.20	—	—	96
Class Y Shares
Year ended 3-31-2014	31.67	17.47	1,516	0.96	0.92	0.98	0.90	65
Year ended 3-31-2013	27.09	9.08	1,168	0.98	1.55	0.99	1.54	39
Year ended 3-31-2012	25.49	1.35	1,167	0.97	0.80	1.00	0.77	47
Year ended 3-31-2011	25.46	13.59	1,167	0.99	0.99	1.02	0.96	94
Year ended 3-31-2010	22.46	20.51	1,024	1.00	0.93	1.11	0.82	96

Prospectus	243

IVY BALANCED FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$21.60	$0.15	$3.25	$3.40	$(0.10)	$(0.52)	$(0.62)
Year ended 3-31-2013	20.03	0.19	1.70	1.89	(0.17)	(0.15)	(0.32)
Year ended 3-31-2012	19.08	0.17	1.05	1.22	(0.18)	(0.09)	(0.27)
Year ended 3-31-2011	16.73	0.18	2.34	2.52	(0.17)	—	(0.17)
Year ended 3-31-2010	13.01	0.21	3.72	3.93	(0.21)	—	(0.21)
Class B Shares(3)
Year ended 3-31-2014	21.45	(0.03)	3.23	3.20	—	(0.46)	(0.46)
Year ended 3-31-2013	19.93	0.03	1.69	1.72	(0.05)	(0.15)	(0.20)
Year ended 3-31-2012	18.99	0.02	1.05	1.07	(0.04)	(0.09)	(0.13)
Year ended 3-31-2011	16.67	0.04	2.33	2.37	(0.05)	—	(0.05)
Year ended 3-31-2010	12.97	0.08	3.71	3.79	(0.09)	—	(0.09)
Class C Shares
Year ended 3-31-2014	21.50	(0.01)	3.24	3.23	—	(0.47)	(0.47)
Year ended 3-31-2013	19.98	0.05	1.68	1.73	(0.06)	(0.15)	(0.21)
Year ended 3-31-2012	19.03	0.04	1.06	1.10	(0.06)	(0.09)	(0.15)
Year ended 3-31-2011	16.69	0.07	2.34	2.41	(0.07)	—	(0.07)
Year ended 3-31-2010	12.98	0.12	3.71	3.83	(0.12)	—	(0.12)
Class E Shares(4)
Year ended 3-31-2014	21.68	0.18	3.27	3.45	(0.13)	(0.52)	(0.65)
Year ended 3-31-2013	20.02	0.22	1.78	2.00	(0.19)	(0.15)	(0.34)
Year ended 3-31-2012	19.06	0.21	1.04	1.25	(0.20)	(0.09)	(0.29)
Year ended 3-31-2011	16.74	0.22	2.34	2.56	(0.24)	—	(0.24)
Year ended 3-31-2010	13.02	0.25	3.72	3.97	(0.25)	—	(0.25)
Class I Shares
Year ended 3-31-2014	21.58	0.21	3.26	3.47	(0.16)	(0.53)	(0.69)
Year ended 3-31-2013	20.01	0.24	1.69	1.93	(0.21)	(0.15)	(0.36)
Year ended 3-31-2012	19.04	0.22	1.06	1.28	(0.22)	(0.09)	(0.31)
Year ended 3-31-2011	16.74	0.21	2.37	2.58	(0.28)	—	(0.28)
Year ended 3-31-2010	13.01	0.20	3.80	4.00	(0.27)	—	(0.27)
Class R Shares
Year ended 3-31-2014	21.59	0.07	3.26	3.33	(0.03)	(0.52)	(0.55)
Year ended 3-31-2013(5)	20.16	0.00	1.43	1.43	—	—	—
Class Y Shares
Year ended 3-31-2014	21.60	0.15	3.26	3.41	(0.10)	(0.53)	(0.63)
Year ended 3-31-2013	20.03	0.19	1.70	1.89	(0.17)	(0.15)	(0.32)
Year ended 3-31-2012	19.08	0.18	1.05	1.23	(0.19)	(0.09)	(0.28)
Year ended 3-31-2011	16.73	0.20	2.34	2.54	(0.19)	—	(0.19)
Year ended 3-31-2010	13.01	0.24	3.71	3.95	(0.23)	—	(0.23)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(4)	Class share is closed to investment.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Annualized.

(7)	For the fiscal year ended March 31, 2013.

244	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$24.38	15.90%	$863		1.15%		0.62%		34%
Year ended 3-31-2013	21.60	9.56	399		1.17		0.93		35
Year ended 3-31-2012	20.03	6.52	205		1.23		0.90		37
Year ended 3-31-2011	19.08	15.18	114		1.30		1.03		43
Year ended 3-31-2010	16.73	30.35	81		1.37		1.38		57
Class B Shares(3)
Year ended 3-31-2014	24.19	15.01	70		1.89		-0.11		34
Year ended 3-31-2013	21.45	8.73	44		1.95		0.16		35
Year ended 3-31-2012	19.93	5.72	23		2.02		0.10		37
Year ended 3-31-2011	18.99	14.25	11		2.09		0.24		43
Year ended 3-31-2010	16.67	29.26	7		2.20		0.53		57
Class C Shares
Year ended 3-31-2014	24.26	15.11	524		1.84		-0.06		34
Year ended 3-31-2013	21.50	8.75	246		1.88		0.23		35
Year ended 3-31-2012	19.98	5.84	128		1.92		0.21		37
Year ended 3-31-2011	19.03	14.50	69		1.89		0.43		43
Year ended 3-31-2010	16.69	29.59	42		1.99		0.78		57
Class E Shares(4)
Year ended 3-31-2014	24.48	16.10	—	*	1.00		0.78		34
Year ended 3-31-2013	21.68	10.15	—	*	1.03		1.09		35
Year ended 3-31-2012	20.02	6.71	—	*	1.05		1.11		37
Year ended 3-31-2011	19.06	15.43	—	*	1.10		1.24		43
Year ended 3-31-2010	16.74	30.66	—	*	1.12		1.62		57
Class I Shares
Year ended 3-31-2014	24.36	16.21	211		0.88		0.89		34
Year ended 3-31-2013	21.58	9.82	66		0.92		1.19		35
Year ended 3-31-2012	20.01	6.88	39		0.94		1.17		37
Year ended 3-31-2011	19.04	15.58	18		0.97		1.20		43
Year ended 3-31-2010	16.74	30.93	2		1.00		1.67		57
Class R Shares
Year ended 3-31-2014	24.37	15.51	4		1.47		0.29		34
Year ended 3-31-2013(5)	21.59	7.09	—	*	1.48	(6)	0.02	(6)	35	(7)
Class Y Shares
Year ended 3-31-2014	24.38	15.91	152		1.13		0.64		34
Year ended 3-31-2013	21.60	9.57	89		1.16		0.96		35
Year ended 3-31-2012	20.03	6.57	70		1.19		0.96		37
Year ended 3-31-2011	19.08	15.29	48		1.22		1.10		43
Year ended 3-31-2010	16.73	30.51	40		1.24		1.52		57

Prospectus	245

IVY BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$10.71	$0.24	$(0.19)	$0.05	$(0.30)	$—	$(0.30)
Year ended 3-31-2013	10.44	0.26	0.39	0.65	(0.31)	(0.07)	(0.38)
Year ended 3-31-2012	10.10	0.17	0.51	0.68	(0.34)	—	(0.34)
Year ended 3-31-2011	9.82	0.29	0.40	0.69	(0.32)	(0.09)	(0.41)
Year ended 3-31-2010	8.76	0.33	1.07	1.40	(0.34)	—	(0.34)
Class B Shares(4)
Year ended 3-31-2014	10.71	0.15	(0.20)	(0.05)	(0.20)	—	(0.20)
Year ended 3-31-2013	10.44	0.15	0.40	0.55	(0.21)	(0.07)	(0.28)
Year ended 3-31-2012	10.10	0.06	0.51	0.57	(0.23)	—	(0.23)
Year ended 3-31-2011	9.82	0.18	0.40	0.58	(0.21)	(0.09)	(0.30)
Year ended 3-31-2010	8.76	0.22	1.07	1.29	(0.23)	—	(0.23)
Class C Shares
Year ended 3-31-2014	10.71	0.17	(0.21)	(0.04)	(0.21)	—	(0.21)
Year ended 3-31-2013	10.44	0.18	0.40	0.58	(0.24)	(0.07)	(0.31)
Year ended 3-31-2012	10.10	0.09	0.51	0.60	(0.26)	—	(0.26)
Year ended 3-31-2011	9.82	0.21	0.40	0.61	(0.24)	(0.09)	(0.33)
Year ended 3-31-2010	8.76	0.28	1.06	1.34	(0.28)	—	(0.28)
Class E Shares
Year ended 3-31-2014	10.71	0.24	(0.20)	0.04	(0.29)	—	(0.29)
Year ended 3-31-2013	10.44	0.25	0.40	0.65	(0.31)	(0.07)	(0.38)
Year ended 3-31-2012	10.10	0.17	0.51	0.68	(0.34)	—	(0.34)
Year ended 3-31-2011	9.82	0.28	0.40	0.68	(0.31)	(0.09)	(0.40)
Year ended 3-31-2010	8.76	0.34	1.07	1.41	(0.35)	—	(0.35)
Class I Shares
Year ended 3-31-2014	10.71	0.28	(0.20)	0.08	(0.33)	—	(0.33)
Year ended 3-31-2013	10.44	0.29	0.40	0.69	(0.35)	(0.07)	(0.42)
Year ended 3-31-2012	10.10	0.20	0.51	0.71	(0.37)	—	(0.37)
Year ended 3-31-2011	9.82	0.32	0.40	0.72	(0.35)	(0.09)	(0.44)
Year ended 3-31-2010	8.76	0.38	1.06	1.44	(0.38)	—	(0.38)
Class R Shares
Year ended 3-31-2014	10.71	0.21	(0.19)	0.02	(0.27)	—	(0.27)
Year ended 3-31-2013(5)	10.69	0.02	0.08	0.10	(0.08)	—	(0.08)
Class Y Shares
Year ended 3-31-2014	10.71	0.25	(0.20)	0.05	(0.30)	—	(0.30)
Year ended 3-31-2013	10.44	0.26	0.40	0.66	(0.32)	(0.07)	(0.39)
Year ended 3-31-2012	10.10	0.18	0.51	0.69	(0.35)	—	(0.35)
Year ended 3-31-2011	9.82	0.30	0.40	0.70	(0.33)	(0.09)	(0.42)
Year ended 3-31-2010	8.76	0.35	1.07	1.42	(0.36)	—	(0.36)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Annualized.

(7)	For the fiscal year ended March 31, 2013.

246	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$10.46	0.48%	$561		1.04%		2.35%		—%	—%	202%
Year ended 3-31-2013	10.71	6.33	554		1.06		2.42		—	—	269
Year ended 3-31-2012	10.44	6.83	437		1.11		1.68		—	—	309
Year ended 3-31-2011	10.10	7.08	333		1.14		2.97		—	—	432
Year ended 3-31-2010	9.82	16.27	168		1.21		3.58		—	—	410
Class B Shares(4)
Year ended 3-31-2014	10.46	-0.45	7		1.98		1.45		—	—	202
Year ended 3-31-2013	10.71	5.28	11		2.05		1.41		—	—	269
Year ended 3-31-2012	10.44	5.68	10		2.19		0.61		—	—	309
Year ended 3-31-2011	10.10	5.94	9		2.22		1.87		2.23	1.86	432
Year ended 3-31-2010	9.82	14.84	6		2.41		2.36		—	—	410
Class C Shares
Year ended 3-31-2014	10.46	-0.31	21		1.82		1.61		—	—	202
Year ended 3-31-2013	10.71	5.55	39		1.79		1.67		—	—	269
Year ended 3-31-2012	10.44	6.03	40		1.84		0.92		—	—	309
Year ended 3-31-2011	10.10	6.31	26		1.85		2.16		—	—	432
Year ended 3-31-2010	9.82	15.44	19		1.95		2.87		—	—	410
Class E Shares
Year ended 3-31-2014	10.46	0.38	4		1.14		2.26		1.35	2.05	202
Year ended 3-31-2013	10.71	6.25	5		1.14		2.33		1.35	2.12	269
Year ended 3-31-2012	10.44	6.79	4		1.14		1.66		1.42	1.38	309
Year ended 3-31-2011	10.10	7.01	3		1.19		2.87		1.47	2.59	432
Year ended 3-31-2010	9.82	16.30	2		1.21		3.56		1.68	3.09	410
Class I Shares
Year ended 3-31-2014	10.46	0.77	4		0.76		2.65		—	—	202
Year ended 3-31-2013	10.71	6.67	6		0.76		2.68		—	—	269
Year ended 3-31-2012	10.44	7.19	4		0.77		1.96		—	—	309
Year ended 3-31-2011	10.10	7.43	1		0.80		3.34		—	—	432
Year ended 3-31-2010	9.82	16.73	1		0.84		3.84		—	—	410
Class R Shares
Year ended 3-31-2014	10.46	0.18	—	*	1.35		2.04		—	—	202
Year ended 3-31-2013(5)	10.71	0.96	—	*	1.30	(6)	0.82	(6)	—	—	269	(7)
Class Y Shares
Year ended 3-31-2014	10.46	0.51	3		1.00		2.42		—	—	202
Year ended 3-31-2013	10.71	6.39	5		1.00		2.49		—	—	269
Year ended 3-31-2012	10.44	6.91	8		1.03		1.78		—	—	309
Year ended 3-31-2011	10.10	7.17	7		1.05		3.00		—	—	432
Year ended 3-31-2010	9.82	16.41	6		1.09		3.58		—	—	410

Prospectus	247

IVY CORE EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Year ended 3-31-2014	$12.15	$0.05	$2.67	$2.72	$(0.04)	$(0.79)	$—	$(0.83)
Year ended 3-31-2013	10.91	0.04	1.33	1.37	(0.05)	(0.08)	—	(0.13)
Year ended 3-31-2012	10.68	0.02	0.58	0.60	—	(0.37)	—	(0.37)
Year ended 3-31-2011	8.91	(0.01)	1.95	1.94	—	(0.17)	—	(0.17)
Year ended 3-31-2010	6.04	0.00	2.89	2.89	—	—	(0.02)	(0.02)
Class B Shares(4)
Year ended 3-31-2014	10.78	(0.07)	2.36	2.29	—	(0.75)	—	(0.75)
Year ended 3-31-2013	9.75	(0.07)	1.18	1.11	—	(0.08)	—	(0.08)
Year ended 3-31-2012	9.59	(0.08)	0.52	0.44	—	(0.28)	—	(0.28)
Year ended 3-31-2011	8.10	(0.10)	1.76	1.66	—	(0.17)	—	(0.17)
Year ended 3-31-2010	5.54	(0.06)	2.62	2.56	—	—	—	—
Class C Shares
Year ended 3-31-2014	11.03	(0.05)	2.41	2.36	—	(0.76)	—	(0.76)
Year ended 3-31-2013	9.95	(0.04)	1.20	1.16	—	(0.08)	—	(0.08)
Year ended 3-31-2012	9.77	(0.06)	0.55	0.49	—	(0.31)	—	(0.31)
Year ended 3-31-2011	8.23	(0.07)	1.78	1.71	—	(0.17)	—	(0.17)
Year ended 3-31-2010	5.61	(0.04)	2.66	2.62	—	—	—	—
Class E Shares
Year ended 3-31-2014	12.12	0.02	2.67	2.69	(0.02)	(0.79)	—	(0.81)
Year ended 3-31-2013	10.89	0.03	1.32	1.35	(0.04)	(0.08)	—	(0.12)
Year ended 3-31-2012	10.67	0.01	0.59	0.60	—	(0.38)	—	(0.38)
Year ended 3-31-2011	8.90	0.00	1.94	1.94	—	(0.17)	—	(0.17)
Year ended 3-31-2010	6.03	0.00	2.89	2.89	—	—	(0.02)	(0.02)
Class I Shares
Year ended 3-31-2014	13.15	0.09	2.91	3.00	(0.07)	(0.79)	—	(0.86)
Year ended 3-31-2013	11.78	0.08	1.44	1.52	(0.07)	(0.08)	—	(0.15)
Year ended 3-31-2012	11.50	0.05	0.64	0.69	—	(0.41)	—	(0.41)
Year ended 3-31-2011	9.55	0.03	2.09	2.12	—	(0.17)	—	(0.17)
Year ended 3-31-2010	6.47	(0.01)	3.13	3.12	—	—	(0.04)	(0.04)
Class R Shares
Year ended 3-31-2014	12.13	0.01	2.67	2.68	(0.01)	(0.79)	—	(0.80)
Year ended 3-31-2013(5)	11.15	0.00	0.98	0.98	—	—	—	—
Class Y Shares
Year ended 3-31-2014	12.87	0.09	2.84	2.93	(0.07)	(0.79)	—	(0.86)
Year ended 3-31-2013	11.54	0.06	1.40	1.46	(0.05)	(0.08)	—	(0.13)
Year ended 3-31-2012	11.27	0.03	0.63	0.66	—	(0.39)	—	(0.39)
Year ended 3-31-2011	9.39	0.01	2.04	2.05	—	(0.17)	—	(0.17)
Year ended 3-31-2010	6.36	0.00	3.06	3.06	—	—	(0.03)	(0.03)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Annualized.

(7)	For the fiscal year ended March 31, 2013.

248	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$14.04	22.76%	$499		1.15%		0.35%		1.20%	0.30%	61%
Year ended 3-31-2013	12.15	12.66	320		1.23		0.35		1.26	0.32	60
Year ended 3-31-2012	10.91	6.16	196		1.30		0.15		—	—	65
Year ended 3-31-2011	10.68	21.99	139		1.40		-0.10		—	—	107
Year ended 3-31-2010	8.91	47.83	97		1.44		0.19		—	—	101
Class B Shares(4)
Year ended 3-31-2014	12.32	21.62	11		2.12		-0.62		—	—	61
Year ended 3-31-2013	10.78	11.49	10		2.24		-0.68		—	—	60
Year ended 3-31-2012	9.75	5.05	5		2.36		-0.89		—	—	65
Year ended 3-31-2011	9.59	20.73	5		2.46		-1.19		—	—	107
Year ended 3-31-2010	8.10	46.21	5		2.51		-0.87		—	—	101
Class C Shares
Year ended 3-31-2014	12.63	21.79	144		1.94		-0.44		—	—	61
Year ended 3-31-2013	11.03	11.76	115		2.02		-0.43		—	—	60
Year ended 3-31-2012	9.95	5.46	99		2.08		-0.61		—	—	65
Year ended 3-31-2011	9.77	21.01	105		2.15		-0.87		—	—	107
Year ended 3-31-2010	8.23	46.70	96		2.20		-0.57		—	—	101
Class E Shares
Year ended 3-31-2014	14.00	22.57	7		1.35		0.15		1.51	-0.01	61
Year ended 3-31-2013	12.12	12.53	4		1.35		0.25		1.61	-0.01	60
Year ended 3-31-2012	10.89	6.13	3		1.35		0.10		1.72	-0.27	65
Year ended 3-31-2011	10.67	22.02	2		1.35		-0.05		1.92	-0.62	107
Year ended 3-31-2010	8.90	48.03	1		1.35		0.26		2.16	-0.55	101
Class I Shares
Year ended 3-31-2014	15.29	23.18	153		0.84		0.63		0.91	0.56	61
Year ended 3-31-2013	13.15	13.08	60		0.91		0.69		0.93	0.67	60
Year ended 3-31-2012	11.78	6.57	28		0.94		0.47		—	—	65
Year ended 3-31-2011	11.50	22.41	5		0.99		0.33		—	—	107
Year ended 3-31-2010	9.55	48.34	3		0.99		0.55		—	—	101
Class R Shares
Year ended 3-31-2014	14.01	22.41	2		1.50		0.04		—	—	61
Year ended 3-31-2013(5)	12.13	8.79	—	*	1.50	(6)	-0.13	(6)	—	—	60	(7)
Class Y Shares
Year ended 3-31-2014	14.94	23.14	68		0.84		0.64		1.16	0.32	61
Year ended 3-31-2013	12.87	12.82	27		1.09		0.48		1.18	0.40	60
Year ended 3-31-2012	11.54	6.35	18		1.20		0.27		—	—	65
Year ended 3-31-2011	11.27	22.04	11		1.24		0.06		—	—	107
Year ended 3-31-2010	9.39	48.15	5		1.24		0.39		—	—	101

Prospectus	249

IVY CUNDILL GLOBAL VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Year ended 3-31-2014	$14.68	$(0.03)	$3.32	$3.29	$(0.01)	$—	$—	$(0.01)
Year ended 3-31-2013	13.44	0.01	1.23	1.24	—	—	—	—
Year ended 3-31-2012	14.00	0.02	(0.57)	(0.55)	(0.01)	—	—	(0.01)
Year ended 3-31-2011	12.63	0.03	1.34	1.37	—	—	—	—
Year ended 3-31-2010	8.55	0.04	4.15	4.19	(0.08)	—	(0.03)	(0.11)
Class B Shares(4)
Year ended 3-31-2014	13.81	(0.19)	3.10	2.91	—	—	—	—
Year ended 3-31-2013	12.78	(0.11)	1.14	1.03	—	—	—	—
Year ended 3-31-2012	13.43	(0.09)	(0.56)	(0.65)	—	—	—	—
Year ended 3-31-2011	12.22	(0.07)	1.28	1.21	—	—	—	—
Year ended 3-31-2010	8.31	(0.04)	3.99	3.95	(0.03)	—	(0.01)	(0.04)
Class C Shares
Year ended 3-31-2014	13.99	(0.12)	3.16	3.04	—	—	—	—
Year ended 3-31-2013	12.88	(0.05)	1.16	1.11	—	—	—	—
Year ended 3-31-2012	13.48	(0.05)	(0.55)	(0.60)	—	—	—	—
Year ended 3-31-2011	12.23	(0.03)	1.28	1.25	—	—	—	—
Year ended 3-31-2010	8.30	0.00	3.99	3.99	(0.05)	—	(0.01)	(0.06)
Class E Shares
Year ended 3-31-2014	14.78	(0.03)	3.34	3.31	(0.04)	—	—	(0.04)
Year ended 3-31-2013	13.49	0.04	1.25	1.29	—	—	—	—
Year ended 3-31-2012	14.04	0.05	(0.57)	(0.52)	(0.03)	—	—	(0.03)
Year ended 3-31-2011	12.64	0.06	1.34	1.40	—	—	—	—
Year ended 3-31-2010	8.55	0.06	4.16	4.22	(0.10)	—	(0.03)	(0.13)
Class I Shares
Year ended 3-31-2014	14.98	0.05	3.39	3.44	(0.09)	—	—	(0.09)
Year ended 3-31-2013	13.64	0.09	1.25	1.34	—	—	—	—
Year ended 3-31-2012	14.23	0.10	(0.59)	(0.49)	(0.10)	—	—	(0.10)
Year ended 3-31-2011	12.76	0.11	1.36	1.47	—	—	—	—
Year ended 3-31-2010	8.64	0.07	4.22	4.29	(0.13)	—	(0.04)	(0.17)
Class R Shares
Year ended 3-31-2014	14.68	(0.05)	3.32	3.27	(0.01)	—	—	(0.01)
Year ended 3-31-2013(5)	13.62	(0.01)	1.07	1.06	—	—	—	—
Class Y Shares
Year ended 3-31-2014	14.86	(0.01)	3.39	3.38	(0.04)	—	—	(0.04)
Year ended 3-31-2013	13.56	0.09	1.21	1.30	—	—	—	—
Year ended 3-31-2012	14.15	0.11	(0.59)	(0.48)	(0.11)	—	—	(0.11)
Year ended 3-31-2011	12.69	0.11	1.35	1.46	—	—	—	—
Year ended 3-31-2010	8.58	0.07	4.22	4.29	(0.14)	—	(0.04)	(0.18)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Annualized.

(7)	For the fiscal year ended March 31, 2013.

250	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$17.96	22.41%	$332		1.61%		-0.20%		1.75%		-0.34%		47%
Year ended 3-31-2013	14.68	9.23	196		1.86		0.05		1.91		—		26
Year ended 3-31-2012	13.44	-3.93	200		1.86		0.16		—		—		38
Year ended 3-31-2011	14.00	10.85	250		1.83		0.27		—		—		46
Year ended 3-31-2010	12.63	49.03	255		1.90		0.57		1.92		0.55		35
Class B Shares(4)
Year ended 3-31-2014	16.72	21.07	4		2.72		-1.23		2.86		-1.37		47
Year ended 3-31-2013	13.81	8.06	6		2.94		-0.92		2.99		-0.97		26
Year ended 3-31-2012	12.78	-4.84	10		2.81		-0.76		—		—		38
Year ended 3-31-2011	13.43	9.90	16		2.74		-0.61		—		—		46
Year ended 3-31-2010	12.22	47.51	20		2.81		-0.29		—		—		35
Class C Shares
Year ended 3-31-2014	17.03	21.73	24		2.22		-0.78		2.36		-0.92		47
Year ended 3-31-2013	13.99	8.62	21		2.39		-0.44		2.44		-0.49		26
Year ended 3-31-2012	12.88	-4.45	26		2.42		-0.39		—		—		38
Year ended 3-31-2011	13.48	10.22	36		2.41		-0.28		—		—		46
Year ended 3-31-2010	12.23	48.10	43		2.46		0.08		—		—		35
Class E Shares
Year ended 3-31-2014	18.05	22.43	1		1.59		-0.17		2.08		-0.65		47
Year ended 3-31-2013	14.78	9.56	1		1.59		0.28		2.35		-0.48		26
Year ended 3-31-2012	13.49	-3.66	1		1.59		0.42		2.36		-0.35		38
Year ended 3-31-2011	14.04	11.08	1		1.59		0.46		2.37		-0.32		46
Year ended 3-31-2010	12.64	49.41	—	*	1.59		0.75		2.63		-0.29		35
Class I Shares
Year ended 3-31-2014	18.33	22.98	7		1.14		0.27		1.28		0.13		47
Year ended 3-31-2013	14.98	9.82	4		1.24		0.70		1.29		0.65		26
Year ended 3-31-2012	13.64	-3.32	5		1.27		0.75		—		—		38
Year ended 3-31-2011	14.23	11.52	6		1.28		0.85		—		—		46
Year ended 3-31-2010	12.76	49.77	6		1.31		0.93		—		—		35
Class R Shares
Year ended 3-31-2014	17.94	22.30	—	*	1.72		-0.28		1.86		-0.42		47
Year ended 3-31-2013(5)	14.68	7.78	—	*	1.66	(6)	-0.37	(6)	1.71	(6)	-0.42	(6)	26	(7)
Class Y Shares
Year ended 3-31-2014	18.20	22.76	4		1.35		-0.04		1.49		-0.18		47
Year ended 3-31-2013	14.86	9.59	4		1.47		0.74		1.63		0.58		26
Year ended 3-31-2012	13.56	-3.24	13		1.20		0.85		1.54		0.51		38
Year ended 3-31-2011	14.15	11.51	20		1.20		0.85		1.54		0.51		46
Year ended 3-31-2010	12.69	50.14	17		1.20		1.12		1.55		0.77		35

Prospectus	251

IVY DIVIDEND OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$17.20	$0.19	$3.33	$3.52	$(0.16)	$(0.29)	$(0.45)
Year ended 3-31-2013	15.70	0.23	1.48	1.71	(0.21)	—	(0.21)
Year ended 3-31-2012	16.14	0.18	(0.44)	(0.26)	(0.18)	—	(0.18)
Year ended 3-31-2011	13.61	0.13	2.55	2.68	(0.15)	—	(0.15)
Year ended 3-31-2010	9.86	0.12	3.74	3.86	(0.11)	—	(0.11)
Class B Shares(4)
Year ended 3-31-2014	16.99	0.05	3.27	3.32	(0.05)	(0.29)	(0.34)
Year ended 3-31-2013	15.54	0.09	1.48	1.57	(0.12)	—	(0.12)
Year ended 3-31-2012	15.98	0.04	(0.43)	(0.39)	(0.05)	—	(0.05)
Year ended 3-31-2011	13.49	0.00	2.52	2.52	(0.03)	—	(0.03)
Year ended 3-31-2010	9.79	0.00	3.71	3.71	(0.01)	—	(0.01)
Class C Shares
Year ended 3-31-2014	17.05	0.07	3.29	3.36	(0.07)	(0.29)	(0.36)
Year ended 3-31-2013	15.59	0.11	1.49	1.60	(0.14)	—	(0.14)
Year ended 3-31-2012	16.03	0.07	(0.43)	(0.36)	(0.08)	—	(0.08)
Year ended 3-31-2011	13.53	0.03	2.54	2.57	(0.07)	—	(0.07)
Year ended 3-31-2010	9.81	0.04	3.71	3.75	(0.03)	—	(0.03)
Class E Shares
Year ended 3-31-2014	17.16	0.17	3.32	3.49	(0.15)	(0.29)	(0.44)
Year ended 3-31-2013	15.66	0.21	1.49	1.70	(0.20)	—	(0.20)
Year ended 3-31-2012	16.10	0.17	(0.44)	(0.27)	(0.17)	—	(0.17)
Year ended 3-31-2011	13.58	0.13	2.54	2.67	(0.15)	—	(0.15)
Year ended 3-31-2010	9.84	0.13	3.73	3.86	(0.12)	—	(0.12)
Class I Shares
Year ended 3-31-2014	17.25	0.26	3.33	3.59	(0.22)	(0.29)	(0.51)
Year ended 3-31-2013	15.73	0.28	1.49	1.77	(0.25)	—	(0.25)
Year ended 3-31-2012	16.17	0.24	(0.45)	(0.21)	(0.23)	—	(0.23)
Year ended 3-31-2011	13.63	0.18	2.56	2.74	(0.20)	—	(0.20)
Year ended 3-31-2010	9.88	0.17	3.75	3.92	(0.17)	—	(0.17)
Class R Shares
Year ended 3-31-2014	17.19	0.14	3.33	3.47	(0.12)	(0.29)	(0.41)
Year ended 3-31-2013(5)	15.79	0.01	1.39	1.40	—	—	—
Class Y Shares
Year ended 3-31-2014	17.23	0.21	3.33	3.54	(0.18)	(0.29)	(0.47)
Year ended 3-31-2013	15.72	0.24	1.50	1.74	(0.23)	—	(0.23)
Year ended 3-31-2012	16.16	0.19	(0.44)	(0.25)	(0.19)	—	(0.19)
Year ended 3-31-2011	13.63	0.15	2.55	2.70	(0.17)	—	(0.17)
Year ended 3-31-2010	9.87	0.14	3.75	3.89	(0.13)	—	(0.13)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Annualized.

(7)	For the fiscal year ended March 31, 2013.

252	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$20.27	20.70%	$291		1.27%		1.03%		—%	—%	43%
Year ended 3-31-2013	17.20	11.06	246		1.28		1.43		—	—	45
Year ended 3-31-2012	15.70	-1.54	261		1.29		1.21		—	—	37
Year ended 3-31-2011	16.14	19.85	252		1.33		0.94		—	—	45
Year ended 3-31-2010	13.61	39.29	182		1.40		1.02		—	—	46
Class B Shares(4)
Year ended 3-31-2014	19.97	19.70	13		2.05		0.25		—	—	43
Year ended 3-31-2013	16.99	10.10	11		2.13		0.60		—	—	45
Year ended 3-31-2012	15.54	-2.35	15		2.18		0.30		—	—	37
Year ended 3-31-2011	15.98	18.69	16		2.25		0.02		—	—	45
Year ended 3-31-2010	13.49	37.88	10		2.44		-0.01		—	—	46
Class C Shares
Year ended 3-31-2014	20.05	19.85	47		1.93		0.37		—	—	43
Year ended 3-31-2013	17.05	10.32	39		1.97		0.73		—	—	45
Year ended 3-31-2012	15.59	-2.23	43		2.00		0.48		—	—	37
Year ended 3-31-2011	16.03	19.07	50		2.02		0.24		—	—	45
Year ended 3-31-2010	13.53	38.30	43		2.09		0.35		—	—	46
Class E Shares
Year ended 3-31-2014	20.21	20.52	4		1.37		0.93		1.66	0.64	43
Year ended 3-31-2013	17.16	11.00	4		1.36		1.31		1.80	0.87	45
Year ended 3-31-2012	15.66	-1.61	3		1.37		1.14		1.92	0.59	37
Year ended 3-31-2011	16.10	19.80	3		1.37		0.89		2.03	0.23	45
Year ended 3-31-2010	13.58	39.33	2		1.37		1.06		2.35	0.08	46
Class I Shares
Year ended 3-31-2014	20.33	21.06	19		0.94		1.36		—	—	43
Year ended 3-31-2013	17.25	11.45	15		0.93		1.74		—	—	45
Year ended 3-31-2012	15.73	-1.18	14		0.94		1.60		—	—	37
Year ended 3-31-2011	16.17	20.32	7		0.97		1.31		—	—	45
Year ended 3-31-2010	13.63	39.80	6		0.98		1.51		—	—	46
Class R Shares
Year ended 3-31-2014	20.25	20.29	—	*	1.54		0.76		—	—	43
Year ended 3-31-2013(5)	17.19	8.93	—	*	1.51	(6)	0.23	(6)	—	—	45	(7)
Class Y Shares
Year ended 3-31-2014	20.30	20.74	11		1.19		1.11		—	—	43
Year ended 3-31-2013	17.23	11.19	12		1.18		1.51		—	—	45
Year ended 3-31-2012	15.72	-1.43	15		1.19		1.27		—	—	37
Year ended 3-31-2011	16.16	19.99	18		1.21		1.05		—	—	45
Year ended 3-31-2010	13.63	39.58	16		1.23		1.19		—	—	46

Prospectus	253

IVY EMERGING MARKETS EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$13.88	$0.02	$1.22	$1.24	$(0.08)	$—	$(0.08)
Year ended 3-31-2013	13.98	0.03	(0.03)	0.00	(0.10)	—	(0.10)
Year ended 3-31-2012	16.94	0.01	(2.39)	(2.38)	(0.06)	(0.52)	(0.58)
Year ended 3-31-2011	14.84	(0.01)	2.11	2.10	—	—	—
Year ended 3-31-2010	8.86	(0.08)	6.06	5.98	—	—	—
Class B Shares(3)
Year ended 3-31-2014	11.78	(0.12)	1.00	0.88	—	—	—
Year ended 3-31-2013	11.92	(0.10)	(0.04)	(0.14)	— *	—	— *
Year ended 3-31-2012	14.64	(0.13)	(2.07)	(2.20)	—	0.52	0.52
Year ended 3-31-2011	12.97	(0.15)	1.82	1.67	—	—	—
Year ended 3-31-2010	7.83	(0.19)	5.33	5.14	—	—	—
Class C Shares
Year ended 3-31-2014	12.23	(0.07)	1.06	0.99	(0.02)	—	(0.02)
Year ended 3-31-2013	12.36	(0.06)	(0.03)	(0.09)	(0.04)	—	(0.04)
Year ended 3-31-2012	15.10	(0.08)	(2.14)	(2.22)	—	(0.52)	(0.52)
Year ended 3-31-2011	13.33	(0.10)	1.87	1.77	—	—	—
Year ended 3-31-2010	8.01	(0.17)	5.49	5.32	—	—	—
Class E Shares(4)
Year ended 3-31-2014	14.04	0.06	1.25	1.31	(0.12)	—	(0.12)
Year ended 3-31-2013	14.12	0.09	(0.03)	0.06	(0.14)	—	(0.14)
Year ended 3-31-2012	17.15	0.06	(2.41)	(2.35)	(0.16)	(0.52)	(0.68)
Year ended 3-31-2011	14.98	0.05	2.12	2.17	—	—	—
Year ended 3-31-2010	8.90	(0.01)	6.09	6.08	—	—	—
Class I Shares
Year ended 3-31-2014	14.23	0.09	1.26	1.35	(0.15)	—	(0.15)
Year ended 3-31-2013	14.30	0.10	(0.02)	0.08	(0.15)	—	(0.15)
Year ended 3-31-2012	17.39	0.08	(2.46)	(2.38)	(0.19)	(0.52)	(0.71)
Year ended 3-31-2011	15.16	0.05	2.18	2.23	—	—	—
Year ended 3-31-2010	9.00	(0.01)	6.17	6.16	—	—	—
Class R Shares
Year ended 3-31-2014	13.87	(0.01)	1.23	1.22	(0.07)	—	(0.07)
Year ended 3-31-2013(5)	14.07	(0.04)	(0.16)	(0.20)	—	—	—
Class Y Shares
Year ended 3-31-2014	14.13	0.05	1.26	1.31	(0.11)	—	(0.11)
Year ended 3-31-2013	14.22	0.09	(0.05)	0.04	(0.13)	—	(0.13)
Year ended 3-31-2012	17.25	0.05	(2.44)	(2.39)	(0.12)	(0.52)	(0.64)
Year ended 3-31-2011	15.08	0.03	2.14	2.17	—	—	—
Year ended 3-31-2010	8.98	(0.05)	6.15	6.10	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized

(3)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(4)	Class share is closed to investment.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Annualized.

(7)	For the fiscal year ended March 31, 2013.

254	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$15.04	8.95%	$536		1.73%		0.17%		138%
Year ended 3-31-2013	13.88	-0.02	491		1.74		0.25		142
Year ended 3-31-2012	13.98	-13.71	504		1.75		0.04		97
Year ended 3-31-2011	16.94	14.15	600		1.72		-0.07		137
Year ended 3-31-2010	14.84	67.50	514		1.83		-0.61		81
Class B Shares(3)
Year ended 3-31-2014	12.66	7.47	9		3.00		-1.04		138
Year ended 3-31-2013	11.78	-1.13	8		2.94		-0.88		142
Year ended 3-31-2012	11.92	-14.69	10		2.88		-1.03		97
Year ended 3-31-2011	14.64	12.88	16		2.81		-1.07		137
Year ended 3-31-2010	12.97	65.65	17		2.91		-1.64		81
Class C Shares
Year ended 3-31-2014	13.20	8.06	44		2.47		-0.59		138
Year ended 3-31-2013	12.23	-0.77	16		2.53		-0.48		142
Year ended 3-31-2012	12.36	-14.37	20		2.51		-0.63		97
Year ended 3-31-2011	15.10	13.28	32		2.46		-0.73		137
Year ended 3-31-2010	13.33	66.42	35		2.56		-1.38		81
Class E Shares(4)
Year ended 3-31-2014	15.23	9.35	—	*	1.35		0.44		138
Year ended 3-31-2013	14.04	0.40	—	*	1.34		0.64		142
Year ended 3-31-2012	14.12	-13.32	—	*	1.37		0.41		97
Year ended 3-31-2011	17.15	14.49	—	*	1.36		0.30		137
Year ended 3-31-2010	14.98	68.32	—	*	1.42		-0.11		81
Class I Shares
Year ended 3-31-2014	15.43	9.52	139		1.22		0.62		138
Year ended 3-31-2013	14.23	0.55	147		1.22		0.69		142
Year ended 3-31-2012	14.30	-13.28	138		1.25		0.52		97
Year ended 3-31-2011	17.39	14.71	159		1.24		0.28		137
Year ended 3-31-2010	15.16	68.44	104		1.29		-0.11		81
Class R Shares
Year ended 3-31-2014	15.02	8.75	1		1.83		-0.05		138
Year ended 3-31-2013(5)	13.87	-1.35	—	*	1.80	(6)	-1.09	(6)	142	(7)
Class Y Shares
Year ended 3-31-2014	15.33	9.19	11		1.47		0.34		138
Year ended 3-31-2013	14.13	0.31	5		1.47		0.63		142
Year ended 3-31-2012	14.22	-13.48	6		1.50		0.30		97
Year ended 3-31-2011	17.25	14.39	9		1.50		0.22		137
Year ended 3-31-2010	15.08	67.93	9		1.55		-0.38		81

Prospectus	255

IVY ENERGY FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$13.74	$(0.09)	$2.73	$2.64	$—	$—	$—
Year ended 3-31-2013	12.68	(0.07)	1.13	1.06	—	—	—
Year ended 3-31-2012	15.11	(0.09)	(2.34)	(2.43)	—	—	—
Year ended 3-31-2011	11.11	(0.07)	4.07	4.00	—	—	—
Year ended 3-31-2010	7.27	(0.04)	3.88	3.84	—	—	—
Class B Shares(4)
Year ended 3-31-2014	12.98	(0.19)	2.56	2.37	—	—	—
Year ended 3-31-2013	12.08	(0.17)	1.07	0.90	—	—	—
Year ended 3-31-2012	14.52	(0.18)	(2.26)	(2.44)	—	—	—
Year ended 3-31-2011	10.77	(0.17)	3.92	3.75	—	—	—
Year ended 3-31-2010	7.12	(0.14)	3.79	3.65	—	—	—
Class C Shares
Year ended 3-31-2014	13.12	(0.16)	2.59	2.43	—	—	—
Year ended 3-31-2013	12.19	(0.14)	1.07	0.93	—	—	—
Year ended 3-31-2012	14.62	(0.16)	(2.27)	(2.43)	—	—	—
Year ended 3-31-2011	10.82	(0.15)	3.95	3.80	—	—	—
Year ended 3-31-2010	7.14	(0.12)	3.80	3.68	—	—	—
Class E Shares(5)
Year ended 3-31-2014	13.92	(0.04)	2.77	2.73	—	—	—
Year ended 3-31-2013	12.81	(0.03)	1.14	1.11	—	—	—
Year ended 3-31-2012	15.22	(0.05)	(2.36)	(2.41)	—	—	—
Year ended 3-31-2011	11.16	(0.04)	4.10	4.06	—	—	—
Year ended 3-31-2010	7.29	(0.02)	3.89	3.87	—	—	—
Class I Shares
Year ended 3-31-2014	14.03	(0.02)	2.79	2.77	—	—	—
Year ended 3-31-2013	12.90	(0.02)	1.15	1.13	—	—	—
Year ended 3-31-2012	15.31	(0.03)	(2.38)	(2.41)	—	—	—
Year ended 3-31-2011	11.21	(0.03)	4.13	4.10	—	—	—
Year ended 3-31-2010	7.32	(0.01)	3.90	3.89	—	—	—
Class R Shares
Year ended 3-31-2014	13.74	(0.11)	2.72	2.61	—	—	—
Year ended 3-31-2013(6)	12.26	(0.03)	1.51	1.48	—	—	—
Class Y Shares
Year ended 3-31-2014	13.86	(0.06)	2.75	2.69	—	—	—
Year ended 3-31-2013	12.77	(0.05)	1.14	1.09	—	—	—
Year ended 3-31-2012	15.20	(0.07)	(2.36)	(2.43)	—	—	—
Year ended 3-31-2011	11.16	(0.06)	4.10	4.04	—	—	—
Year ended 3-31-2010	7.30	(0.04)	3.90	3.86	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	Class share is closed to investment.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	Annualized.

(8)	For the fiscal year ended March 31, 2013.

256	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$16.38	19.13%	$124		1.60%		-0.59%		—%	—%	34%
Year ended 3-31-2013	13.74	8.44	82		1.60		-0.54		1.68	-0.62	30
Year ended 3-31-2012	12.68	-16.08	85		1.60		-0.66		—	—	20
Year ended 3-31-2011	15.11	36.00	101		1.60		-0.59		1.66	-0.65	22
Year ended 3-31-2010	11.11	52.82	63		1.60		-0.42		1.79	-0.61	15
Class B Shares(4)
Year ended 3-31-2014	15.35	18.26	5		2.38		-1.37		—	—	34
Year ended 3-31-2013	12.98	7.36	4		2.49		-1.43		—	—	30
Year ended 3-31-2012	12.08	-16.74	4		2.41		-1.47		—	—	20
Year ended 3-31-2011	14.52	34.82	5		2.50		-1.49		—	—	22
Year ended 3-31-2010	10.77	51.26	3		2.60		-1.40		2.68	-1.48	15
Class C Shares
Year ended 3-31-2014	15.55	18.43	30		2.16		-1.15		—	—	34
Year ended 3-31-2013	13.12	7.71	19		2.26		-1.20		—	—	30
Year ended 3-31-2012	12.19	-16.62	20		2.23		-1.30		—	—	20
Year ended 3-31-2011	14.62	35.12	25		2.29		-1.29		—	—	22
Year ended 3-31-2010	10.82	51.54	13		2.38		-1.19		—	—	15
Class E Shares(5)
Year ended 3-31-2014	16.65	19.53	—	*	1.25		-0.25		—	—	34
Year ended 3-31-2013	13.92	8.74	—	*	1.31		-0.26		—	—	30
Year ended 3-31-2012	12.81	-15.83	—	*	1.30		-0.36		—	—	20
Year ended 3-31-2011	15.22	36.38	—	*	1.34		-0.33		—	—	22
Year ended 3-31-2010	11.16	53.09	—	*	1.39		-0.19		—	—	15
Class I Shares
Year ended 3-31-2014	16.80	19.74	14		1.14		-0.12		—	—	34
Year ended 3-31-2013	14.03	8.76	6		1.21		-0.14		—	—	30
Year ended 3-31-2012	12.90	-15.74	5		1.19		-0.26		—	—	20
Year ended 3-31-2011	15.31	36.57	10		1.22		-0.23		—	—	22
Year ended 3-31-2010	11.21	53.14	2		1.24		-0.13		—	—	15
Class R Shares
Year ended 3-31-2014	16.35	19.00	5		1.72		-0.70		—	—	34
Year ended 3-31-2013(6)	13.74	12.07	—	*	1.73	(7)	-0.91	(7)	—	—	30	(8)
Class Y Shares
Year ended 3-31-2014	16.55	19.41	18		1.39		-0.38		—	—	34
Year ended 3-31-2013	13.86	8.54	8		1.45		-0.39		—	—	30
Year ended 3-31-2012	12.77	-15.99	7		1.45		-0.52		—	—	20
Year ended 3-31-2011	15.20	36.20	9		1.49		-0.48		—	—	22
Year ended 3-31-2010	11.16	52.88	5		1.52		-0.36		—	—	15

Prospectus	257

IVY EUROPEAN OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$24.70	$0.32	$4.82	$5.14	$(0.08)	$—	$(0.08)
Year ended 3-31-2013	22.89	0.07	1.83	1.90	(0.09)	—	(0.09)
Year ended 3-31-2012	24.61	0.07	(1.72)	(1.65)	(0.07)	—	(0.07)
Year ended 3-31-2011	21.44	(0.01)	3.24	3.23	(0.06)	—	(0.06)
Year ended 3-31-2010	15.08	0.27	6.43	6.70	(0.34)	—	(0.34)
Class B Shares(3)
Year ended 3-31-2014	23.16	0.01	4.49	4.50	—	—	—
Year ended 3-31-2013	21.62	(0.15)	1.69	1.54	—	—	—
Year ended 3-31-2012	23.40	(0.13)	(1.65)	(1.78)	—	—	—
Year ended 3-31-2011	20.53	(0.21)	3.08	2.87	— *	—	— *
Year ended 3-31-2010	14.50	0.10	6.14	6.24	(0.21)	—	(0.21)
Class C Shares
Year ended 3-31-2014	23.53	0.16	4.56	4.72	—	—	—
Year ended 3-31-2013	21.86	(0.06)	1.73	1.67	—	—	—
Year ended 3-31-2012	23.58	(0.06)	(1.66)	(1.72)	—	—	—
Year ended 3-31-2011	20.63	(0.14)	3.11	2.97	(0.02)	—	(0.02)
Year ended 3-31-2010	14.55	0.18	6.17	6.35	(0.27)	—	(0.27)
Class E Shares(4)
Year ended 3-31-2014	24.84	0.44	4.85	5.29	(0.20)	—	(0.20)
Year ended 3-31-2013	23.02	0.18	1.84	2.02	(0.20)	—	(0.20)
Year ended 3-31-2012	24.76	0.18	(1.74)	(1.56)	(0.18)	—	(0.18)
Year ended 3-31-2011	21.48	0.09	3.28	3.37	(0.09)	—	(0.09)
Year ended 3-31-2010	15.08	0.39	6.44	6.83	(0.43)	—	(0.43)
Class I Shares
Year ended 3-31-2014	24.87	0.48	4.85	5.33	(0.23)	—	(0.23)
Year ended 3-31-2013	23.04	0.26	1.81	2.07	(0.24)	—	(0.24)
Year ended 3-31-2012	24.82	0.21	(1.75)	(1.54)	(0.24)	—	(0.24)
Year ended 3-31-2011	21.51	0.12	3.29	3.41	(0.10)	—	(0.10)
Year ended 3-31-2010	15.09	0.44	6.43	6.87	(0.45)	—	(0.45)
Class R Shares
Year ended 3-31-2014	24.70	0.31	4.82	5.13	(0.08)	—	(0.08)
Year ended 3-31-2013(5)	24.16	0.00	0.54	0.54	—	—	—
Class Y Shares
Year ended 3-31-2014	24.86	0.44	4.81	5.25	(0.16)	—	(0.16)
Year ended 3-31-2013	23.04	0.15	1.85	2.00	(0.18)	—	(0.18)
Year ended 3-31-2012	24.75	0.17	(1.75)	(1.58)	(0.13)	—	(0.13)
Year ended 3-31-2011	21.50	0.09	3.24	3.33	(0.08)	—	(0.08)
Year ended 3-31-2010	15.10	0.33	6.48	6.81	(0.41)	—	(0.41)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(4)	Class share is closed to investment.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Annualized.

(7)	For the fiscal year ended March 31, 2013.

258	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$29.76	20.83%	$163		1.76%		1.17%		116%
Year ended 3-31-2013	24.70	8.31	162		1.81		0.32		71
Year ended 3-31-2012	22.89	-6.67	167		1.84		0.33		49
Year ended 3-31-2011	24.61	15.07	197		1.82		-0.07		66
Year ended 3-31-2010	21.44	44.42	189		1.98		1.35		100
Class B Shares(3)
Year ended 3-31-2014	27.66	19.43	2		2.91		0.04		116
Year ended 3-31-2013	23.16	7.12	3		2.89		-0.68		71
Year ended 3-31-2012	21.62	-7.61	5		2.84		-0.63		49
Year ended 3-31-2011	23.40	13.99	8		2.81		-1.01		66
Year ended 3-31-2010	20.53	43.02	9		2.96		0.47		100
Class C Shares
Year ended 3-31-2014	28.25	20.06	11		2.37		0.61		116
Year ended 3-31-2013	23.53	7.64	9		2.43		-0.26		71
Year ended 3-31-2012	21.86	-7.29	11		2.47		-0.26		49
Year ended 3-31-2011	23.58	14.41	15		2.46		-0.65		66
Year ended 3-31-2010	20.63	43.62	19		2.55		0.87		100
Class E Shares(4)
Year ended 3-31-2014	29.93	21.34	—	*	1.33		1.62		116
Year ended 3-31-2013	24.84	8.83	—	*	1.31		0.79		71
Year ended 3-31-2012	23.02	-6.18	—	*	1.32		0.80		49
Year ended 3-31-2011	24.76	15.71	—	*	1.32		0.40		66
Year ended 3-31-2010	21.48	45.28	—	*	1.37		1.92		100
Class I Shares
Year ended 3-31-2014	29.97	21.50	31		1.19		1.76		116
Year ended 3-31-2013	24.87	8.96	37		1.18		1.13		71
Year ended 3-31-2012	23.04	-6.06	53		1.19		0.94		49
Year ended 3-31-2011	24.82	15.87	43		1.18		0.52		66
Year ended 3-31-2010	21.51	45.52	34		1.23		2.15		100
Class R Shares
Year ended 3-31-2014	29.75	20.73	—	*	1.79		1.15		116
Year ended 3-31-2013(5)	24.70	2.28	—	*	1.74	(6)	0.02	(6)	71	(7)
Class Y Shares
Year ended 3-31-2014	29.95	21.17	3		1.46		1.57		116
Year ended 3-31-2013	24.86	8.71	1		1.42		0.66		71
Year ended 3-31-2012	23.04	-6.30	2		1.45		0.75		49
Year ended 3-31-2011	24.75	15.52	2		1.45		0.38		66
Year ended 3-31-2010	21.50	45.09	3		1.51		1.74		100

Prospectus	259

IVY GLOBAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$10.26	$0.35	$(0.19)	$0.16	$(0.34)	$(0.02)	$(0.36)
Year ended 3-31-2013	10.20	0.40	0.11	0.51	(0.42)	(0.03)	(0.45)
Year ended 3-31-2012	10.35	0.39	(0.11)	0.28	(0.39)	(0.04)	(0.43)
Year ended 3-31-2011	10.30	0.36	0.08	0.44	(0.33)	(0.06)	(0.39)
Year ended 3-31-2010	9.39	0.37	0.82	1.19	(0.28)	—	(0.28)
Class B Shares(4)
Year ended 3-31-2014	10.25	0.27	(0.18)	0.09	(0.26)	(0.02)	(0.28)
Year ended 3-31-2013	10.19	0.32	0.11	0.43	(0.34)	(0.03)	(0.37)
Year ended 3-31-2012	10.35	0.31	(0.12)	0.19	(0.31)	(0.04)	(0.35)
Year ended 3-31-2011	10.29	0.28	0.09	0.37	(0.25)	(0.06)	(0.31)
Year ended 3-31-2010	9.38	0.32	0.80	1.12	(0.21)	—	(0.21)
Class C Shares
Year ended 3-31-2014	10.25	0.27	(0.18)	0.09	(0.26)	(0.02)	(0.28)
Year ended 3-31-2013	10.19	0.32	0.11	0.43	(0.34)	(0.03)	(0.37)
Year ended 3-31-2012	10.35	0.31	(0.12)	0.19	(0.31)	(0.04)	(0.35)
Year ended 3-31-2011	10.29	0.28	0.09	0.37	(0.25)	(0.06)	(0.31)
Year ended 3-31-2010	9.38	0.30	0.82	1.12	(0.21)	—	(0.21)
Class I Shares
Year ended 3-31-2014	10.25	0.37	(0.18)	0.19	(0.36)	(0.02)	(0.38)
Year ended 3-31-2013	10.19	0.42	0.11	0.53	(0.44)	(0.03)	(0.47)
Year ended 3-31-2012	10.35	0.41	(0.11)	0.30	(0.42)	(0.04)	(0.46)
Year ended 3-31-2011	10.30	0.39	0.08	0.47	(0.36)	(0.06)	(0.42)
Year ended 3-31-2010	9.39	0.40	0.82	1.22	(0.31)	—	(0.31)
Class R Shares
Year ended 3-31-2014	10.24	0.29	(0.18)	0.11	(0.28)	(0.02)	(0.30)
Year ended 3-31-2013(5)	10.17	0.09	0.04	0.13	(0.06)	—	(0.06)
Class Y Shares
Year ended 3-31-2014	10.26	0.34	(0.18)	0.16	(0.33)	(0.02)	(0.35)
Year ended 3-31-2013	10.20	0.40	0.11	0.51	(0.42)	(0.03)	(0.45)
Year ended 3-31-2012	10.36	0.39	(0.12)	0.27	(0.39)	(0.04)	(0.43)
Year ended 3-31-2011	10.30	0.36	0.09	0.45	(0.33)	(0.06)	(0.39)
Year ended 3-31-2010	9.39	0.37	0.82	1.19	(0.28)	—	(0.28)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Annualized.

(7)	For the fiscal year ended March 31, 2013.

260	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$10.06	1.65%	$187		0.99%		3.43%		1.25%	3.17%	21%
Year ended 3-31-2013	10.26	5.12	174		0.99		3.92		1.24	3.67	26
Year ended 3-31-2012	10.20	2.74	158		0.99		3.81		1.25	3.55	26
Year ended 3-31-2011	10.35	4.34	141		0.99		3.50		1.25	3.24	26
Year ended 3-31-2010	10.30	12.84	89		0.99		3.95		1.32	3.62	19
Class B Shares(4)
Year ended 3-31-2014	10.06	0.90	6		1.74		2.67		2.10	2.31	21
Year ended 3-31-2013	10.25	4.34	7		1.74		3.17		2.15	2.76	26
Year ended 3-31-2012	10.19	1.96	6		1.74		3.05		2.26	2.53	26
Year ended 3-31-2011	10.35	3.66	7		1.74		2.76		2.06	2.44	26
Year ended 3-31-2010	10.29	12.01	6		1.74		3.22		2.00	2.96	19
Class C Shares
Year ended 3-31-2014	10.06	0.90	33		1.74		2.67		1.88	2.53	21
Year ended 3-31-2013	10.25	4.34	44		1.74		3.18		1.90	3.02	26
Year ended 3-31-2012	10.19	1.96	41		1.74		3.06		1.93	2.87	26
Year ended 3-31-2011	10.35	3.66	44		1.74		2.76		1.92	2.58	26
Year ended 3-31-2010	10.29	12.01	33		1.74		3.20		1.97	2.97	19
Class I Shares
Year ended 3-31-2014	10.06	1.91	58		0.74		3.67		0.89	3.52	21
Year ended 3-31-2013	10.25	5.39	59		0.74		4.13		0.89	3.97	26
Year ended 3-31-2012	10.19	3.00	28		0.74		4.07		0.91	3.90	26
Year ended 3-31-2011	10.35	4.61	25		0.74		3.76		0.92	3.58	26
Year ended 3-31-2010	10.30	13.13	14		0.74		4.20		0.96	3.98	19
Class R Shares
Year ended 3-31-2014	10.05	1.14	—	*	1.48		2.93		—	—	21
Year ended 3-31-2013(5)	10.24	1.30	—	*	1.45	(6)	3.10	(6)	—	—	26	(7)
Class Y Shares
Year ended 3-31-2014	10.07	1.65	8		0.99		3.42		1.13	3.28	21
Year ended 3-31-2013	10.26	5.12	5		0.99		3.94		1.14	3.78	26
Year ended 3-31-2012	10.20	2.74	7		0.99		3.78		1.16	3.61	26
Year ended 3-31-2011	10.36	4.44	15		0.99		3.51		1.17	3.33	26
Year ended 3-31-2010	10.30	12.84	14		0.99		3.96		1.22	3.73	19

Prospectus	261

IVY GLOBAL EQUITY INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$11.82	$0.57	$1.44	$2.01	$(0.46)	$(0.10)	$(0.56)
Year ended 3-31-2013(4)	10.00	0.35	1.84	2.19	(0.28)	(0.09)	(0.37)
Class B Shares(6)
Year ended 3-31-2014	11.81	0.47	1.46	1.93	(0.37)	(0.10)	(0.47)
Year ended 3-31-2013(4)	10.00	0.27	1.85	2.12	(0.22)	(0.09)	(0.31)
Class C Shares
Year ended 3-31-2014	11.81	0.50	1.44	1.94	(0.38)	(0.10)	(0.48)
Year ended 3-31-2013(4)	10.00	0.27	1.85	2.12	(0.22)	(0.09)	(0.31)
Class I Shares
Year ended 3-31-2014	11.82	0.61	1.46	2.07	(0.51)	(0.10)	(0.61)
Year ended 3-31-2013(4)	10.00	0.37	1.85	2.22	(0.31)	(0.09)	(0.40)
Class R Shares
Year ended 3-31-2014	11.82	0.52	1.46	1.98	(0.42)	(0.10)	(0.52)
Year ended 3-31-2013(7)	11.28	0.11	0.46	0.57	(0.03)	—	(0.03)
Class Y Shares
Year ended 3-31-2014	11.82	0.58	1.46	2.04	(0.48)	(0.10)	(0.58)
Year ended 3-31-2013(4)	10.00	0.34	1.86	2.20	(0.29)	(0.09)	(0.38)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from June 4, 2012 (commencement of operations of the class) through March 31, 2013.

(5)	Annualized.

(6)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(7)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

262	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$13.27	17.46%	$184		1.30%		4.51%		1.48%		4.33%		98%
Year ended 3-31-2013(4)	11.82	22.15	59		1.29	(5)	3.82	(5)	1.68	(5)	3.43	(5)	73
Class B Shares(6)
Year ended 3-31-2014	13.27	16.68	2		2.04		3.73		2.05		3.72		98
Year ended 3-31-2013(4)	11.81	22.41	1		2.01	(5)	2.89	(5)	2.21	(5)	2.69	(5)	73
Class C Shares
Year ended 3-31-2014	13.27	16.75	8		1.99		3.91		2.04		3.86		98
Year ended 3-31-2013(4)	11.81	21.46	4		1.95	(5)	2.95	(5)	2.15	(5)	2.75	(5)	73
Class I Shares
Year ended 3-31-2014	13.28	17.97	15		0.94		4.86		1.06		4.74		98
Year ended 3-31-2013(4)	11.82	22.47	12		0.94	(5)	3.95	(5)	1.29	(5)	3.60	(5)	73
Class R Shares
Year ended 3-31-2014	13.28	17.11	—	*	1.65		4.11		1.66		4.10		98
Year ended 3-31-2013(7)	11.82	5.05	—	*	1.67	(5)	3.36	(5)	1.87	(5)	3.16	(5)	73
Class Y Shares
Year ended 3-31-2014	13.28	17.68	4		1.19		4.60		1.31		4.48		98
Year ended 3-31-2013(4)	11.82	22.25	4		1.18	(5)	3.70	(5)	1.54	(5)	3.34	(5)	73

Prospectus	263

IVY GLOBAL INCOME ALLOCATION FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$14.79	$0.68	$0.70	$1.38	$(0.59)	$—	$(0.59)
Year ended 3-31-2013	14.52	0.62	0.33	0.95	(0.68)	—	(0.68)
Year ended 3-31-2012	15.19	0.57	(0.57)	0.00	(0.67)	—	(0.67)
Year ended 3-31-2011	13.59	0.36	1.54	1.90	(0.30)	—	(0.30)
Year ended 3-31-2010	9.56	0.26	3.79	4.05	(0.02)	—	(0.02)
Class B Shares(4)
Year ended 3-31-2014	14.55	0.52	0.70	1.22	(0.45)	—	(0.45)
Year ended 3-31-2013	14.29	0.48	0.32	0.80	(0.54)	—	(0.54)
Year ended 3-31-2012	14.93	0.43	(0.57)	(0.14)	(0.50)	—	(0.50)
Year ended 3-31-2011	13.40	0.23	1.51	1.74	(0.21)	—	(0.21)
Year ended 3-31-2010	9.52	0.12	3.76	3.88	— *	—	— *
Class C Shares
Year ended 3-31-2014	14.64	0.57	0.70	1.27	(0.50)	—	(0.50)
Year ended 3-31-2013	14.38	0.52	0.32	0.84	(0.58)	—	(0.58)
Year ended 3-31-2012	15.02	0.49	(0.58)	(0.09)	(0.55)	—	(0.55)
Year ended 3-31-2011	13.46	0.28	1.52	1.80	(0.24)	—	(0.24)
Year ended 3-31-2010	9.53	0.18	3.77	3.95	(0.02)	—	(0.02)
Class E Shares
Year ended 3-31-2014	14.79	0.68	0.70	1.38	(0.59)	—	(0.59)
Year ended 3-31-2013	14.52	0.62	0.33	0.95	(0.68)	—	(0.68)
Year ended 3-31-2012	15.20	0.59	(0.58)	0.01	(0.69)	—	(0.69)
Year ended 3-31-2011	13.59	0.38	1.54	1.92	(0.31)	—	(0.31)
Year ended 3-31-2010	9.54	0.27	3.80	4.07	(0.02)	—	(0.02)
Class I Shares
Year ended 3-31-2014	14.90	0.74	0.71	1.45	(0.65)	—	(0.65)
Year ended 3-31-2013	14.62	0.70	0.32	1.02	(0.74)	—	(0.74)
Year ended 3-31-2012	15.31	0.64	(0.58)	0.06	(0.75)	—	(0.75)
Year ended 3-31-2011	13.67	0.45	1.53	1.98	(0.34)	—	(0.34)
Year ended 3-31-2010	9.57	0.33	3.80	4.13	(0.03)	—	(0.03)
Class R Shares
Year ended 3-31-2014	14.79	0.64	0.70	1.34	(0.56)	—	(0.56)
Year ended 3-31-2013(5)	14.37	0.15	0.32	0.47	(0.05)	—	(0.05)
Class Y Shares
Year ended 3-31-2014	14.85	0.71	0.70	1.41	(0.62)	—	(0.62)
Year ended 3-31-2013	14.57	0.62	0.36	0.98	(0.70)	—	(0.70)
Year ended 3-31-2012	15.25	0.59	(0.57)	0.02	(0.70)	—	(0.70)
Year ended 3-31-2011	13.63	0.41	1.53	1.94	(0.32)	—	(0.32)
Year ended 3-31-2010	9.57	0.28	3.80	4.08	(0.02)	—	(0.02)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Annualized.

(7)	For the fiscal year ended March 31, 2013.

264	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$15.58	9.60%	$494		1.35%		4.52%		1.35%		4.52%		92%
Year ended 3-31-2013	14.79	6.84	308		1.35		4.38		1.51		4.22		109
Year ended 3-31-2012	14.52	0.23	228		1.44		3.94		—		—		61
Year ended 3-31-2011	15.19	14.08	213		1.44		2.56		—		—		71
Year ended 3-31-2010	13.59	42.40	183		1.51		2.05		—		—		131
Class B Shares(4)
Year ended 3-31-2014	15.32	8.53	6		2.27		3.54		—		—		92
Year ended 3-31-2013	14.55	5.90	7		2.31		3.48		2.54		3.25		109
Year ended 3-31-2012	14.29	-0.75	7		2.41		3.05		—		—		61
Year ended 3-31-2011	14.93	13.04	8		2.41		1.62		—		—		71
Year ended 3-31-2010	13.40	40.79	8		2.56		1.04		—		—		131
Class C Shares
Year ended 3-31-2014	15.41	8.86	28		1.99		3.82		1.99		3.82		92
Year ended 3-31-2013	14.64	6.13	25		2.02		3.70		2.12		3.60		109
Year ended 3-31-2012	14.38	-0.41	19		2.10		3.41		—		—		61
Year ended 3-31-2011	15.02	13.42	23		2.10		1.93		—		—		71
Year ended 3-31-2010	13.46	41.42	24		2.15		1.44		—		—		131
Class E Shares
Year ended 3-31-2014	15.58	9.56	3		1.33		4.51		1.70		4.14		92
Year ended 3-31-2013	14.79	6.94	2		1.33		4.42		2.03		3.72		109
Year ended 3-31-2012	14.52	0.30	2		1.33		4.07		1.90		3.50		61
Year ended 3-31-2011	15.20	14.25	2		1.33		2.65		2.05		1.93		71
Year ended 3-31-2010	13.59	42.72	1		1.33		2.19		2.35		1.17		131
Class I Shares
Year ended 3-31-2014	15.70	10.07	39		0.93		4.90		0.94		4.89		92
Year ended 3-31-2013	14.90	7.33	30		0.91		4.98		1.03		4.86		109
Year ended 3-31-2012	14.62	0.67	43		0.99		4.39		—		—		61
Year ended 3-31-2011	15.31	14.63	42		0.99		3.08		—		—		71
Year ended 3-31-2010	13.67	43.15	45		1.00		2.63		—		—		131
Class R Shares
Year ended 3-31-2014	15.57	9.32	—	*	1.55		4.28		—		—		92
Year ended 3-31-2013(5)	14.79	3.30	—	*	1.52	(6)	3.73	(6)	1.53	(6)	3.72	(6)	109	(7)
Class Y Shares
Year ended 3-31-2014	15.64	9.77	7		1.17		4.68		1.19		4.66		92
Year ended 3-31-2013	14.85	7.08	5		1.17		4.40		1.29		4.28		109
Year ended 3-31-2012	14.57	0.38	4		1.26		4.12		—		—		61
Year ended 3-31-2011	15.25	14.33	6		1.25		2.80		—		—		71
Year ended 3-31-2010	13.63	42.69	6		1.26		2.10		—		—		131

Prospectus	265

IVY GLOBAL NATURAL RESOURCES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$17.84	$(0.02)	$1.25	$1.23	$—	$—	$—
Year ended 3-31-2013	17.76	(0.03)	0.14	0.11	(0.03)	—	(0.03)
Year ended 3-31-2012	24.20	(0.01)	(6.43)	(6.44)	—	—	—
Year ended 3-31-2011	18.60	(0.04)	5.64	5.60	—	—	—
Year ended 3-31-2010	11.08	(0.10)	7.62	7.52	—	—	—
Class B Shares(4)
Year ended 3-31-2014	15.73	(0.15)	1.09	0.94	—	—	—
Year ended 3-31-2013	15.76	(0.14)	0.11	(0.03)	—	—	—
Year ended 3-31-2012	21.65	(0.15)	(5.74)	(5.89)	—	—	—
Year ended 3-31-2011	16.77	(0.18)	5.06	4.88	—	—	—
Year ended 3-31-2010	10.08	(0.21)	6.90	6.69	—	—	—
Class C Shares
Year ended 3-31-2014	15.31	(0.11)	1.06	0.95	—	—	—
Year ended 3-31-2013	15.31	(0.11)	0.11	0.00	—	—	—
Year ended 3-31-2012	21.00	(0.12)	(5.57)	(5.69)	—	—	—
Year ended 3-31-2011	16.25	(0.15)	4.90	4.75	—	—	—
Year ended 3-31-2010	9.75	(0.18)	6.68	6.50	—	—	—
Class E Shares
Year ended 3-31-2014	18.06	0.04	1.26	1.30	—	—	—
Year ended 3-31-2013	17.96	0.01	0.15	0.16	(0.06)	—	(0.06)
Year ended 3-31-2012	24.45	0.01	(6.50)	(6.49)	—	—	—
Year ended 3-31-2011	18.76	(0.02)	5.71	5.69	—	—	—
Year ended 3-31-2010	11.16	(0.07)	7.67	7.60	—	—	—
Class I Shares
Year ended 3-31-2014	18.28	0.07	1.28	1.35	—	—	—
Year ended 3-31-2013	18.19	0.06	0.14	0.20	(0.11)	—	(0.11)
Year ended 3-31-2012	24.69	0.06	(6.56)	(6.50)	—	—	—
Year ended 3-31-2011	18.90	0.02	5.77	5.79	—	—	—
Year ended 3-31-2010	11.22	(0.04)	7.72	7.68	—	—	—
Class R Shares
Year ended 3-31-2014	17.67	(0.04)	1.24	1.20	—	—	—
Year ended 3-31-2013	17.58	(0.05)	0.14	0.09	—	—	—
Year ended 3-31-2012	24.00	(0.05)	(6.37)	(6.42)	—	—	—
Year ended 3-31-2011	18.47	(0.08)	5.61	5.53	—	—	—
Year ended 3-31-2010	11.02	(0.12)	7.57	7.45	—	—	—
Class Y Shares
Year ended 3-31-2014	18.10	0.02	1.27	1.29	—	—	—
Year ended 3-31-2013	18.02	0.02	0.13	0.15	(0.07)	—	(0.07)
Year ended 3-31-2012	24.50	0.03	(6.51)	(6.48)	—	—	—
Year ended 3-31-2011	18.79	(0.01)	5.72	5.71	—	—	—
Year ended 3-31-2010	11.17	(0.06)	7.68	7.62	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

266	Prospectus

	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$19.07	6.90%		$1,008	1.56%	-0.09%	—%	—%	100%
Year ended 3-31-2013	17.84	0.64		1,375	1.52	-0.18	—	—	83
Year ended 3-31-2012	17.76	-26.61		1,770	1.41	-0.07	—	—	84
Year ended 3-31-2011	24.20	30.11		3,095	1.39	-0.22	—	—	105
Year ended 3-31-2010	18.60	67.87		2,822	1.45	-0.58	—	—	112
Class B Shares(4)
Year ended 3-31-2014	16.67	5.98		40	2.41	-0.95	—	—	100
Year ended 3-31-2013	15.73	-0.19		69	2.33	-0.97	—	—	83
Year ended 3-31-2012	15.76	-27.21		112	2.20	-0.86	—	—	84
Year ended 3-31-2011	21.65	29.10		198	2.21	-1.05	—	—	105
Year ended 3-31-2010	16.77	66.37		186	2.28	-1.39	—	—	112
Class C Shares
Year ended 3-31-2014	16.26	6.21		291	2.18	-0.72	—	—	100
Year ended 3-31-2013	15.31	0.00	*	410	2.13	-0.78	—	—	83
Year ended 3-31-2012	15.31	-27.10		603	2.07	-0.73	—	—	84
Year ended 3-31-2011	21.00	29.23		1,072	2.07	-0.91	—	—	105
Year ended 3-31-2010	16.25	66.67		997	2.13	-1.26	—	—	112
Class E Shares
Year ended 3-31-2014	19.36	7.20		7	1.27	0.20	2.12	-0.64	100
Year ended 3-31-2013	18.06	0.91		7	1.27	0.05	2.21	-0.89	83
Year ended 3-31-2012	17.96	-26.54		7	1.27	0.06	2.03	-0.69	84
Year ended 3-31-2011	24.45	30.33		9	1.27	-0.12	2.18	-1.03	105
Year ended 3-31-2010	18.76	68.10		6	1.27	-0.40	2.55	-1.68	112
Class I Shares
Year ended 3-31-2014	19.63	7.39		224	1.08	0.37	—	—	100
Year ended 3-31-2013	18.28	1.14		484	1.05	0.32	—	—	83
Year ended 3-31-2012	18.19	-26.33		1,137	1.02	0.32	—	—	84
Year ended 3-31-2011	24.69	30.64		1,756	1.02	0.12	—	—	105
Year ended 3-31-2010	18.90	68.45		1,074	1.04	-0.21	—	—	112
Class R Shares
Year ended 3-31-2014	18.87	6.79		43	1.67	-0.20	—	—	100
Year ended 3-31-2013	17.67	0.51		50	1.63	-0.30	—	—	83
Year ended 3-31-2012	17.58	-26.75		66	1.60	-0.26	—	—	84
Year ended 3-31-2011	24.00	29.94		90	1.56	-0.41	—	—	105
Year ended 3-31-2010	18.47	67.60		56	1.57	-0.71	—	—	112
Class Y Shares
Year ended 3-31-2014	19.39	7.07		88	1.33	0.10	—	—	100
Year ended 3-31-2013	18.10	0.93		186	1.27	0.11	1.29	0.09	83
Year ended 3-31-2012	18.02	-26.45		491	1.20	0.14	1.27	0.07	84
Year ended 3-31-2011	24.50	30.39		799	1.20	-0.04	1.27	-0.11	105
Year ended 3-31-2010	18.79	68.22		667	1.20	-0.36	1.29	-0.45	112

Prospectus	267

IVY GLOBAL REAL ESTATE FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$10.00	$0.11		$(0.12)	$(0.01)	$(0.16)	$—	$(0.16)
Class B Shares(4)
Year ended 3-31-2014	10.00	0.00	*	(0.12)	(0.12)	(0.09)	—	(0.09)
Class C Shares
Year ended 3-31-2014	10.00	0.00	*	(0.11)	(0.11)	(0.09)	—	(0.09)
Class I Shares
Year ended 3-31-2014	10.00	0.09		(0.11)	(0.02)	(0.16)	—	(0.16)
Class R Shares
Year ended 3-31-2014	10.00	0.04		(0.11)	(0.07)	(0.12)	—	(0.12)
Class Y Shares
Year ended 3-31-2014	10.00	0.11		(0.05)	0.06	(0.17)	—	(0.17)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)

Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Performance total returns are considered less than one year from the date, (4-1-13 commencement of operations of each class), on which shares were first acquired by shareholders. Returns for periods of less than one year are cumulative from the date indicated.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	Ratio of expenses to average net assets excluding offering cost was 2.40%.

(6)	Ratio of expenses to average net assets excluding offering cost was 2.39%.

(7)	Ratio of expenses to average net assets excluding offering cost was 1.43%.

(8)	Ratio of expenses to average net assets excluding offering cost was 1.99%.

268	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$9.83	0.02%	$22		1.51%		1.12%	2.62%	0.01%	36%
Class B Shares(4)
Year ended 3-31-2014	9.79	-1.16	—	*	2.68	(5)	-0.02	3.14	-0.48	36
Class C Shares
Year ended 3-31-2014	9.80	-1.03	1		2.67	(6)	0.00	3.12	-0.45	36
Class I Shares
Year ended 3-31-2014	9.82	-0.13	2		1.71	(7)	0.94	2.16	0.49	36
Class R Shares
Year ended 3-31-2014	9.81	-0.67	—	*	2.27	(8)	0.38	2.73	-0.08	36
Class Y Shares
Year ended 3-31-2014	9.89	0.68	1		1.51		1.13	2.37	0.27	36

Prospectus	269

IVY GLOBAL RISK-MANAGED REAL ESTATE FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$10.00	$0.13	$(0.24)	$(0.11)	$(0.17)	$—	$(0.17)
Class B Shares(4)
Year ended 3-31-2014	10.00	0.03	(0.23)	(0.20)	(0.10)	—	(0.10)
Class C Shares
Year ended 3-31-2014	10.00	0.03	(0.23)	(0.20)	(0.10)	—	(0.10)
Class I Shares
Year ended 3-31-2014	10.00	0.12	(0.24)	(0.12)	(0.16)	—	(0.16)
Class R Shares
Year ended 3-31-2014	10.00	0.06	(0.24)	(0.18)	(0.12)	—	(0.12)
Class Y Shares
Year ended 3-31-2014	10.00	0.13	(0.24)	(0.11)	(0.17)	—	(0.17)

(1)	Based on average weekly shares outstanding.

(2)

Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Performance total returns are considered less than one year from the date, (4-1-13 commencement of operations of each class), on which shares were first acquired by shareholders. Returns for periods of less than one year are cumulative from the date indicated.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	Ratio of expenses to average net assets excluding offering cost was 2.15%.

(6)	Ratio of expenses to average net assets excluding offering cost was 1.27%.

(7)	Ratio of expenses to average net assets excluding offering cost was 1.88%.

270	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$9.72	-1.00%	$20	1.51%		1.39%	2.08%	0.82%	38%
Class B Shares(4)
Year ended 3-31-2014	9.70	-1.92	1	2.53	(5)	0.32	2.58	0.27	38
Class C Shares
Year ended 3-31-2014	9.70	-1.91	2	2.53	(5)	0.33	2.58	0.28	38
Class I Shares
Year ended 3-31-2014	9.72	-1.09	8	1.65	(6)	1.20	1.70	1.15	38
Class R Shares
Year ended 3-31-2014	9.70	-1.72	2	2.26	(7)	0.60	2.31	0.55	38
Class Y Shares
Year ended 3-31-2014	9.72	-0.98	3	1.50		1.35	1.95	0.90	38

Prospectus	271

IVY HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$8.72	$0.58	$0.18	$0.76	$(0.60)	$(0.13)	$(0.73)
Year ended 3-31-2013	8.30	0.63	0.52	1.15	(0.63)	(0.10)	(0.73)
Year ended 3-31-2012	8.46	0.64	0.02	0.66	(0.65)	(0.17)	(0.82)
Year ended 3-31-2011	8.32	0.69	0.50	1.19	(0.69)	(0.36)	(1.05)
Year ended 3-31-2010	6.58	0.64	1.93	2.57	(0.66)	(0.17)	(0.83)
Class B Shares(4)
Year ended 3-31-2014	8.72	0.52	0.17	0.69	(0.53)	(0.13)	(0.66)
Year ended 3-31-2013	8.30	0.57	0.52	1.09	(0.57)	(0.10)	(0.67)
Year ended 3-31-2012	8.46	0.58	0.02	0.60	(0.59)	(0.17)	(0.76)
Year ended 3-31-2011	8.32	0.62	0.50	1.12	(0.62)	(0.36)	(0.98)
Year ended 3-31-2010	6.57	0.57	1.94	2.51	(0.59)	(0.17)	(0.76)
Class C Shares
Year ended 3-31-2014	8.72	0.52	0.18	0.70	(0.54)	(0.13)	(0.67)
Year ended 3-31-2013	8.30	0.57	0.52	1.09	(0.57)	(0.10)	(0.67)
Year ended 3-31-2012	8.46	0.58	0.03	0.61	(0.60)	(0.17)	(0.77)
Year ended 3-31-2011	8.32	0.63	0.50	1.13	(0.63)	(0.36)	(0.99)
Year ended 3-31-2010	6.58	0.60	1.92	2.52	(0.61)	(0.17)	(0.78)
Class E Shares
Year ended 3-31-2014	8.72	0.55	0.17	0.72	(0.56)	(0.13)	(0.69)
Year ended 3-31-2013	8.30	0.59	0.52	1.11	(0.59)	(0.10)	(0.69)
Year ended 3-31-2012	8.46	0.62	0.01	0.63	(0.62)	(0.17)	(0.79)
Year ended 3-31-2011	8.32	0.67	0.50	1.17	(0.67)	(0.36)	(1.03)
Year ended 3-31-2010	6.57	0.61	1.95	2.56	(0.64)	(0.17)	(0.81)
Class I Shares
Year ended 3-31-2014	8.72	0.60	0.18	0.78	(0.62)	(0.13)	(0.75)
Year ended 3-31-2013	8.30	0.65	0.52	1.17	(0.65)	(0.10)	(0.75)
Year ended 3-31-2012	8.46	0.66	0.03	0.69	(0.68)	(0.17)	(0.85)
Year ended 3-31-2011	8.32	0.72	0.50	1.22	(0.72)	(0.36)	(1.08)
Year ended 3-31-2010	6.58	0.69	1.91	2.60	(0.69)	(0.17)	(0.86)
Class R Shares
Year ended 3-31-2014	8.72	0.52	0.21	0.73	(0.57)	(0.13)	(0.70)
Year ended 3-31-2013(5)	8.54	0.16	0.17	0.33	(0.15)	—	(0.15)
Class Y Shares
Year ended 3-31-2014	8.72	0.58	0.18	0.76	(0.60)	(0.13)	(0.73)
Year ended 3-31-2013	8.30	0.63	0.52	1.15	(0.63)	(0.10)	(0.73)
Year ended 3-31-2012	8.46	0.64	0.03	0.67	(0.66)	(0.17)	(0.83)
Year ended 3-31-2011	8.32	0.69	0.50	1.19	(0.69)	(0.36)	(1.05)
Year ended 3-31-2010	6.58	0.66	1.92	2.58	(0.67)	(0.17)	(0.84)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Annualized.

(7)	For the fiscal year ended March 31, 2013.

272	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$8.75	9.09%	$4,151		0.93%		6.68%		—%	—%	75%
Year ended 3-31-2013	8.72	14.50	3,080		0.93		7.42		—	—	68
Year ended 3-31-2012	8.30	8.47	1,847		1.00		7.87		—	—	80
Year ended 3-31-2011	8.46	15.21	1,027		1.08		8.22		—	—	89
Year ended 3-31-2010	8.32	40.44	649		1.13		8.24		—	—	84
Class B Shares(4)
Year ended 3-31-2014	8.75	8.28	165		1.68		5.96		—	—	75
Year ended 3-31-2013	8.72	13.64	152		1.69		6.65		—	—	68
Year ended 3-31-2012	8.30	7.63	90		1.79		7.10		—	—	80
Year ended 3-31-2011	8.46	14.31	50		1.88		7.43		—	—	89
Year ended 3-31-2010	8.32	39.36	31		2.00		7.36		—	—	84
Class C Shares
Year ended 3-31-2014	8.75	8.32	1,919		1.64		5.98		—	—	75
Year ended 3-31-2013	8.72	13.71	1,501		1.64		6.70		—	—	68
Year ended 3-31-2012	8.30	7.73	850		1.70		7.16		—	—	80
Year ended 3-31-2011	8.46	14.42	416		1.77		7.52		—	—	89
Year ended 3-31-2010	8.32	39.45	249		1.83		7.50		—	—	84
Class E Shares
Year ended 3-31-2014	8.75	8.69	10		1.27		6.34		—	—	75
Year ended 3-31-2013	8.72	13.96	8		1.36		6.99		1.38	6.97	68
Year ended 3-31-2012	8.30	8.08	5		1.36		7.55		1.45	7.47	80
Year ended 3-31-2011	8.46	14.86	4		1.36		7.95		1.59	7.72	89
Year ended 3-31-2010	8.32	40.29	2		1.36		8.02		1.83	7.55	84
Class I Shares
Year ended 3-31-2014	8.75	9.36	4,075		0.69		6.90		—	—	75
Year ended 3-31-2013	8.72	14.77	2,513		0.70		7.64		—	—	68
Year ended 3-31-2012	8.30	8.78	1,255		0.73		8.07		—	—	80
Year ended 3-31-2011	8.46	15.56	384		0.79		8.49		—	—	89
Year ended 3-31-2010	8.32	40.89	199		0.82		8.48		—	—	84
Class R Shares
Year ended 3-31-2014	8.75	8.71	30		1.28		6.00		—	—	75
Year ended 3-31-2013(5)	8.72	3.94	—	*	1.27	(6)	6.61	(6)	—	—	68	(7)
Class Y Shares
Year ended 3-31-2014	8.75	9.09	1,129		0.93		6.67		0.94	6.66	75
Year ended 3-31-2013	8.72	14.50	835		0.93		7.41		0.95	7.39	68
Year ended 3-31-2012	8.30	8.51	464		0.99		7.84		—	—	80
Year ended 3-31-2011	8.46	15.25	192		1.05		8.22		—	—	89
Year ended 3-31-2010	8.32	40.49	103		1.09		8.28		—	—	84

Prospectus	273

IVY INTERNATIONAL CORE EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$15.98	$0.18	$3.24	$3.42	$(0.35)	$(0.01)	$(0.36)
Year ended 3-31-2013	15.26	0.21	0.73	0.94	(0.22)	—	(0.22)
Year ended 3-31-2012	17.14	0.27	(1.66)	(1.39)	(0.27)	(0.22)	(0.49)
Year ended 3-31-2011	14.84	0.18	2.27	2.45	(0.15)	—	(0.15)
Year ended 3-31-2010	9.54	0.13	5.27	5.40	(0.10)	—	(0.10)
Class B Shares(4)
Year ended 3-31-2014	14.49	0.04	2.93	2.97	(0.22)	(0.01)	(0.23)
Year ended 3-31-2013	13.86	0.07	0.66	0.73	(0.10)	—	(0.10)
Year ended 3-31-2012	15.64	0.14	(1.53)	(1.39)	(0.17)	(0.22)	(0.39)
Year ended 3-31-2011	13.59	0.05	2.06	2.11	(0.06)	—	(0.06)
Year ended 3-31-2010	8.77	0.02	4.82	4.84	(0.02)	—	(0.02)
Class C Shares
Year ended 3-31-2014	14.51	0.07	2.93	3.00	(0.25)	(0.01)	(0.26)
Year ended 3-31-2013	13.88	0.11	0.65	0.76	(0.13)	—	(0.13)
Year ended 3-31-2012	15.65	0.17	(1.53)	(1.36)	(0.19)	(0.22)	(0.41)
Year ended 3-31-2011	13.58	0.07	2.08	2.15	(0.08)	—	(0.08)
Year ended 3-31-2010	8.76	0.05	4.82	4.87	(0.05)	—	(0.05)
Class E Shares
Year ended 3-31-2014	16.07	0.16	3.25	3.41	(0.33)	(0.01)	(0.34)
Year ended 3-31-2013	15.33	0.20	0.75	0.95	(0.21)	—	(0.21)
Year ended 3-31-2012	17.21	0.27	(1.67)	(1.40)	(0.26)	(0.22)	(0.48)
Year ended 3-31-2011	14.90	0.17	2.29	2.46	(0.15)	—	(0.15)
Year ended 3-31-2010	9.59	0.16	5.27	5.43	(0.12)	—	(0.12)
Class I Shares
Year ended 3-31-2014	16.07	0.25	3.25	3.50	(0.41)	(0.01)	(0.42)
Year ended 3-31-2013	15.33	0.27	0.75	1.02	(0.28)	—	(0.28)
Year ended 3-31-2012	17.22	0.32	(1.66)	(1.34)	(0.33)	(0.22)	(0.55)
Year ended 3-31-2011	14.90	0.23	2.30	2.53	(0.21)	—	(0.21)
Year ended 3-31-2010	9.58	0.20	5.30	5.50	(0.18)	—	(0.18)
Class R Shares
Year ended 3-31-2014	15.98	0.11	3.26	3.37	(0.31)	(0.01)	(0.32)
Year ended 3-31-2013(5)	15.40	0.04	0.54	0.58	—	—	—
Class Y Shares
Year ended 3-31-2014	16.08	0.21	3.25	3.46	(0.37)	(0.01)	(0.38)
Year ended 3-31-2013	15.35	0.24	0.73	0.97	(0.24)	—	(0.24)
Year ended 3-31-2012	17.23	0.29	(1.66)	(1.37)	(0.29)	(0.22)	(0.51)
Year ended 3-31-2011	14.92	0.20	2.28	2.48	(0.17)	—	(0.17)
Year ended 3-31-2010	9.59	0.04	5.43	5.47	(0.14)	—	(0.14)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Annualized.

(7)	For the fiscal year ended March 31, 2013.

274	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$19.04	21.42%	$1,028		1.40%		1.01%		—%	—%	87%
Year ended 3-31-2013	15.98	6.30	694		1.46		1.43		—	—	81
Year ended 3-31-2012	15.26	-7.86	717		1.49		1.75		—	—	88
Year ended 3-31-2011	17.14	16.60	673		1.46		1.21		—	—	101
Year ended 3-31-2010	14.84	56.68	430		1.59		1.09		—	—	94
Class B Shares(4)
Year ended 3-31-2014	17.23	20.47	13		2.22		0.26		—	—	87
Year ended 3-31-2013	14.49	5.37	12		2.35		0.56		—	—	81
Year ended 3-31-2012	13.86	-8.68	15		2.36		1.02		—	—	88
Year ended 3-31-2011	15.64	15.56	20		2.35		0.40		—	—	101
Year ended 3-31-2010	13.59	55.20	17		2.54		0.19		—	—	94
Class C Shares
Year ended 3-31-2014	17.25	20.64	117		2.07		0.40		—	—	87
Year ended 3-31-2013	14.51	5.61	98		2.10		0.81		—	—	81
Year ended 3-31-2012	13.88	-8.45	113		2.13		1.18		—	—	88
Year ended 3-31-2011	15.65	15.88	132		2.13		0.55		—	—	101
Year ended 3-31-2010	13.58	55.61	85		2.21		0.47		—	—	94
Class E Shares
Year ended 3-31-2014	19.14	21.32	4		1.53		0.90		1.85	0.58	87
Year ended 3-31-2013	16.07	6.27	3		1.52		1.36		2.05	0.83	81
Year ended 3-31-2012	15.33	-7.88	3		1.53		1.74		2.09	1.18	88
Year ended 3-31-2011	17.21	16.56	3		1.53		1.13		2.16	0.50	101
Year ended 3-31-2010	14.90	56.68	2		1.53		1.23		2.53	0.23	94
Class I Shares
Year ended 3-31-2014	19.15	21.93	802		1.04		1.39		—	—	87
Year ended 3-31-2013	16.07	6.75	572		1.05		1.80		—	—	81
Year ended 3-31-2012	15.33	-7.47	505		1.07		2.07		—	—	88
Year ended 3-31-2011	17.22	17.03	307		1.08		1.51		—	—	101
Year ended 3-31-2010	14.90	57.44	93		1.12		1.55		—	—	94
Class R Shares
Year ended 3-31-2014	19.03	21.19	5		1.64		0.61		—	—	87
Year ended 3-31-2013(5)	15.98	3.77	—	*	1.62	(6)	0.96	(6)	—	—	81	(7)
Class Y Shares
Year ended 3-31-2014	19.16	21.63	153		1.29		1.20		—	—	87
Year ended 3-31-2013	16.08	6.42	148		1.31		1.62		—	—	81
Year ended 3-31-2012	15.35	-7.67	165		1.33		1.88		—	—	88
Year ended 3-31-2011	17.23	16.72	120		1.34		1.36		—	—	101
Year ended 3-31-2010	14.92	57.10	88		1.36		0.82		—	—	94

Prospectus	275

IVY INTERNATIONAL GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$35.50	$0.19	$5.92	$6.11	$(0.46)	$—	$(0.46)
Year ended 3-31-2013	33.45	0.27	2.07	2.34	(0.29)	—	(0.29)
Year ended 3-31-2012	33.23	0.26	(0.04)	0.22	—	—	—
Year ended 3-31-2011	29.04	0.39	4.42	4.81	(0.62)	—	(0.62)
Year ended 3-31-2010	19.83	0.27	9.18	9.45	(0.24)	—	(0.24)
Class B Shares(4)
Year ended 3-31-2014	31.63	(0.16)	5.25	5.09	(0.13)	—	(0.13)
Year ended 3-31-2013	29.88	(0.05)	1.84	1.79	(0.04)	—	(0.04)
Year ended 3-31-2012	29.99	(0.04)	(0.07)	(0.11)	—	—	—
Year ended 3-31-2011	26.32	0.08	3.99	4.07	(0.40)	—	(0.40)
Year ended 3-31-2010	18.06	0.02	8.29	8.31	(0.05)	—	(0.05)
Class C Shares
Year ended 3-31-2014	31.61	(0.08)	5.22	5.14	(0.18)	—	(0.18)
Year ended 3-31-2013	29.85	(0.02)	1.83	1.81	(0.05)	—	(0.05)
Year ended 3-31-2012	29.93	(0.02)	(0.06)	(0.08)	—	—	—
Year ended 3-31-2011	26.27	0.10	3.97	4.07	(0.41)	—	(0.41)
Year ended 3-31-2010	18.02	0.01	8.30	8.31	(0.06)	—	(0.06)
Class E Shares(5)
Year ended 3-31-2014	35.53	0.32	5.89	6.21	(0.55)	—	(0.55)
Year ended 3-31-2013	33.52	0.35	2.07	2.42	(0.41)	—	(0.41)
Year ended 3-31-2012	33.22	0.33	(0.03)	0.30	—	—	—
Year ended 3-31-2011	29.04	0.45	4.42	4.87	(0.69)	—	(0.69)
Year ended 3-31-2010	19.83	0.35	9.18	9.53	(0.32)	—	(0.32)
Class I Shares
Year ended 3-31-2014	35.85	0.40	5.92	6.32	(0.60)	—	(0.60)
Year ended 3-31-2013	33.84	0.33	2.16	2.49	(0.48)	—	(0.48)
Year ended 3-31-2012	33.50	0.37	(0.03)	0.34	—	—	—
Year ended 3-31-2011	29.26	0.69	4.28	4.97	(0.73)	—	(0.73)
Year ended 3-31-2010	19.98	0.28	9.35	9.63	(0.35)	—	(0.35)
Class R Shares
Year ended 3-31-2014	35.48	0.13	5.88	6.01	(0.38)	—	(0.38)
Year ended 3-31-2013(6)	34.77	0.01	0.70	0.71	—	—	—
Class Y Shares
Year ended 3-31-2014	35.57	0.30	5.87	6.17	(0.51)	—	(0.51)
Year ended 3-31-2013	33.54	0.27	2.10	2.37	(0.34)	—	(0.34)
Year ended 3-31-2012	33.28	0.29	(0.03)	0.26	—	—	—
Year ended 3-31-2011	29.06	0.58	4.31	4.89	(0.67)	—	(0.67)
Year ended 3-31-2010	19.86	0.28	9.23	9.51	(0.31)	—	(0.31)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	Class share is closed to investment.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	Annualized.

(8)	For the fiscal year ended March 31, 2013.

276	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$41.15	17.26%	$340		1.49%		0.50%		—%	—%	46%
Year ended 3-31-2013	35.50	7.04	198		1.48		0.80		—	—	40
Year ended 3-31-2012	33.45	0.66	151		1.52		0.81		—	—	49
Year ended 3-31-2011	33.23	16.67	142		1.62		1.28		—	—	74
Year ended 3-31-2010	29.04	47.70	120		1.61		1.04		—	—	80
Class B Shares(4)
Year ended 3-31-2014	36.59	16.13	5		2.47		-0.46		—	—	46
Year ended 3-31-2013	31.63	5.95	4		2.47		-0.16		—	—	40
Year ended 3-31-2012	29.88	-0.34	3		2.55		-0.16		—	—	49
Year ended 3-31-2011	29.99	15.53	4		2.61		0.29		—	—	74
Year ended 3-31-2010	26.32	46.03	4		2.69		0.06		—	—	80
Class C Shares
Year ended 3-31-2014	36.57	16.30	28		2.31		-0.23		—	—	46
Year ended 3-31-2013	31.61	6.03	24		2.39		-0.07		—	—	40
Year ended 3-31-2012	29.85	-0.24	25		2.46		-0.09		—	—	49
Year ended 3-31-2011	29.93	15.55	31		2.59		0.31		—	—	74
Year ended 3-31-2010	26.27	46.15	31		2.62		0.07		—	—	80
Class E Shares(5)
Year ended 3-31-2014	41.19	17.58	—	*	1.22		0.84		—	—	46
Year ended 3-31-2013	35.53	7.27	—	*	1.25		1.04		—	—	40
Year ended 3-31-2012	33.52	0.90	—	*	1.29		1.04		—	—	49
Year ended 3-31-2011	33.22	16.88	—	*	1.40		1.49		—	—	74
Year ended 3-31-2010	29.04	48.11	—	*	1.32		1.31		—	—	80
Class I Shares
Year ended 3-31-2014	41.57	17.73	66		1.11		1.02		—	—	46
Year ended 3-31-2013	35.85	7.38	48		1.13		0.96		—	—	40
Year ended 3-31-2012	33.84	1.05	24		1.17		1.14		—	—	49
Year ended 3-31-2011	33.50	17.09	23		1.25		1.85		—	—	74
Year ended 3-31-2010	29.26	48.28	36		1.18		1.22		—	—	80
Class R Shares
Year ended 3-31-2014	41.11	17.01	—	*	1.70		0.33		—	—	46
Year ended 3-31-2013(6)	35.48	2.04	—	*	1.70	(7)	0.15	(7)	—	—	40	(8)
Class Y Shares
Year ended 3-31-2014	41.23	17.38	11		1.38		0.79		—	—	46
Year ended 3-31-2013	35.57	7.14	13		1.39		0.81		—	—	40
Year ended 3-31-2012	33.54	0.78	11		1.40		0.93		1.42	0.91	49
Year ended 3-31-2011	33.28	16.93	9		1.42		1.62		1.58	1.46	74
Year ended 3-31-2010	29.06	47.95	3		1.42		1.16		1.48	1.10	80

Prospectus	277

IVY LARGE CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$15.87	$0.01	$3.75	$3.76	$—	$(2.04)	$(2.04)
Year ended 3-31-2013	15.14	0.03	0.73	0.76	(0.03)	—	(0.03)
Year ended 3-31-2012	13.61	(0.01)	1.54	1.53	—	—	—
Year ended 3-31-2011	11.85	0.00	1.77	1.77	(0.01)	—	(0.01)
Year ended 3-31-2010	8.71	0.04	3.15	3.19	(0.05)	—	(0.05)
Class B Shares(4)
Year ended 3-31-2014	13.73	(0.12)	3.21	3.09	—	(1.98)	(1.98)
Year ended 3-31-2013	13.20	(0.10)	0.63	0.53	—	—	—
Year ended 3-31-2012	11.99	(0.13)	1.34	1.21	—	—	—
Year ended 3-31-2011	10.55	(0.13)	1.57	1.44	—	—	—
Year ended 3-31-2010	7.82	(0.09)	2.82	2.73	—	—	—
Class C Shares
Year ended 3-31-2014	14.36	(0.11)	3.37	3.26	—	(1.98)	(1.98)
Year ended 3-31-2013	13.78	(0.08)	0.66	0.58	—	—	—
Year ended 3-31-2012	12.49	(0.11)	1.40	1.29	—	—	—
Year ended 3-31-2011	10.95	(0.09)	1.63	1.54	—	—	—
Year ended 3-31-2010	8.09	(0.05)	2.91	2.86	—	—	—
Class E Shares
Year ended 3-31-2014	15.86	0.01	3.74	3.75	—	(2.04)	(2.04)
Year ended 3-31-2013	15.13	0.03	0.73	0.76	(0.03)	—	(0.03)
Year ended 3-31-2012	13.60	(0.01)	1.54	1.53	—	—	—
Year ended 3-31-2011	11.84	(0.01)	1.78	1.77	(0.01)	—	(0.01)
Year ended 3-31-2010	8.70	0.03	3.16	3.19	(0.05)	—	(0.05)
Class I Shares
Year ended 3-31-2014	16.31	0.06	3.85	3.91	(0.03)	(2.04)	(2.07)
Year ended 3-31-2013	15.54	0.07	0.76	0.83	(0.06)	—	(0.06)
Year ended 3-31-2012	13.93	0.02	1.59	1.61	—	—	—
Year ended 3-31-2011	12.12	0.03	1.81	1.84	(0.03)	—	(0.03)
Year ended 3-31-2010	8.91	0.06	3.22	3.28	(0.07)	—	(0.07)
Class R Shares
Year ended 3-31-2014	15.62	(0.04)	3.67	3.63	—	(2.00)	(2.00)
Year ended 3-31-2013	14.92	(0.02)	0.72	0.70	—	—	—
Year ended 3-31-2012	13.46	(0.05)	1.51	1.46	—	—	—
Year ended 3-31-2011	11.74	(0.03)	1.75	1.72	—	—	—
Year ended 3-31-2010	8.63	0.00	3.12	3.12	(0.01)	—	(0.01)
Class Y Shares
Year ended 3-31-2014	16.11	0.03	3.80	3.83	(0.01)	(2.04)	(2.05)
Year ended 3-31-2013	15.36	0.05	0.74	0.79	(0.04)	—	(0.04)
Year ended 3-31-2012	13.80	0.01	1.55	1.56	—	—	—
Year ended 3-31-2011	12.01	0.01	1.80	1.81	(0.02)	—	(0.02)
Year ended 3-31-2010	8.83	0.05	3.19	3.24	(0.06)	—	(0.06)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

278	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$17.59	24.21%	$1,090	1.15%	0.07%	1.19%	0.03%	50%
Year ended 3-31-2013	15.87	5.03	994	1.15	0.22	1.22	0.15	73
Year ended 3-31-2012	15.14	11.24	995	1.15	-0.06	1.22	-0.13	57
Year ended 3-31-2011	13.61	14.98	550	1.15	0.01	1.25	-0.09	91
Year ended 3-31-2010	11.85	36.63	464	1.15	0.33	1.30	0.18	60
Class B Shares(4)
Year ended 3-31-2014	14.84	23.08	11	2.06	-0.84	—	—	50
Year ended 3-31-2013	13.73	4.02	11	2.15	-0.78	2.18	-0.81	73
Year ended 3-31-2012	13.20	10.09	15	2.18	-1.10	2.22	-1.14	57
Year ended 3-31-2011	11.99	13.65	10	2.32	-1.17	—	—	91
Year ended 3-31-2010	10.55	34.91	9	2.41	-0.94	—	—	60
Class C Shares
Year ended 3-31-2014	15.64	23.17	78	1.90	-0.68	—	—	50
Year ended 3-31-2013	14.36	4.28	71	1.93	-0.57	—	—	73
Year ended 3-31-2012	13.78	10.33	81	1.95	-0.86	—	—	57
Year ended 3-31-2011	12.49	14.06	53	1.98	-0.83	—	—	91
Year ended 3-31-2010	10.95	35.35	50	2.02	-0.54	—	—	60
Class E Shares
Year ended 3-31-2014	17.57	24.16	7	1.15	0.06	1.46	-0.25	50
Year ended 3-31-2013	15.86	5.03	6	1.15	0.21	1.59	-0.24	73
Year ended 3-31-2012	15.13	11.25	5	1.15	-0.06	1.62	-0.53	57
Year ended 3-31-2011	13.60	14.99	2	1.15	-0.02	1.83	-0.70	91
Year ended 3-31-2010	11.84	36.67	1	1.15	0.31	2.05	-0.59	60
Class I Shares
Year ended 3-31-2014	18.15	24.52	118	0.88	0.34	0.88	0.34	50
Year ended 3-31-2013	16.31	5.36	142	0.88	0.45	0.89	0.45	73
Year ended 3-31-2012	15.54	11.56	242	0.89	0.18	—	—	57
Year ended 3-31-2011	13.93	15.22	173	0.92	0.22	—	—	91
Year ended 3-31-2010	12.12	36.86	270	0.92	0.56	—	—	60
Class R Shares
Year ended 3-31-2014	17.25	23.75	31	1.47	-0.26	—	—	50
Year ended 3-31-2013	15.62	4.69	28	1.48	-0.11	—	—	73
Year ended 3-31-2012	14.92	10.85	24	1.48	-0.39	—	—	57
Year ended 3-31-2011	13.46	14.65	20	1.46	-0.29	—	—	91
Year ended 3-31-2010	11.74	36.18	13	1.46	0.00	—	—	60
Class Y Shares
Year ended 3-31-2014	17.89	24.30	131	1.06	0.16	1.13	0.09	50
Year ended 3-31-2013	16.11	5.09	126	1.06	0.31	1.13	0.23	73
Year ended 3-31-2012	15.36	11.38	121	1.06	0.04	1.14	-0.04	57
Year ended 3-31-2011	13.80	15.09	142	1.06	0.10	1.16	0.00	91
Year ended 3-31-2010	12.01	36.69	112	1.06	0.41	1.17	0.30	60

Prospectus	279

IVY LIMITED-TERM BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$11.20	$0.14	$(0.23)	$(0.09)	$(0.15)	$(0.06)	$(0.21)
Year ended 3-31-2013	11.16	0.17	0.08	0.25	(0.18)	(0.03)	(0.21)
Year ended 3-31-2012	11.04	0.20	0.20	0.40	(0.23)	(0.05)	(0.28)
Year ended 3-31-2011	11.06	0.25	0.02	0.27	(0.27)	(0.02)	(0.29)
Year ended 3-31-2010	10.77	0.31	0.33	0.64	(0.32)	(0.03)	(0.35)
Class B Shares(4)
Year ended 3-31-2014	11.20	0.05	(0.23)	(0.18)	(0.06)	(0.06)	(0.12)
Year ended 3-31-2013	11.16	0.07	0.09	0.16	(0.09)	(0.03)	(0.12)
Year ended 3-31-2012	11.04	0.11	0.20	0.31	(0.14)	(0.05)	(0.19)
Year ended 3-31-2011	11.06	0.16	0.02	0.18	(0.18)	(0.02)	(0.20)
Year ended 3-31-2010	10.77	0.22	0.33	0.55	(0.23)	(0.03)	(0.26)
Class C Shares
Year ended 3-31-2014	11.20	0.06	(0.23)	(0.17)	(0.07)	(0.06)	(0.13)
Year ended 3-31-2013	11.16	0.08	0.09	0.17	(0.10)	(0.03)	(0.13)
Year ended 3-31-2012	11.04	0.12	0.20	0.32	(0.15)	(0.05)	(0.20)
Year ended 3-31-2011	11.06	0.17	0.02	0.19	(0.19)	(0.02)	(0.21)
Year ended 3-31-2010	10.77	0.24	0.33	0.57	(0.25)	(0.03)	(0.28)
Class E Shares
Year ended 3-31-2014	11.20	0.13	(0.23)	(0.10)	(0.14)	(0.06)	(0.20)
Year ended 3-31-2013	11.16	0.15	0.09	0.24	(0.17)	(0.03)	(0.20)
Year ended 3-31-2012	11.04	0.19	0.20	0.39	(0.22)	(0.05)	(0.27)
Year ended 3-31-2011	11.06	0.24	0.02	0.26	(0.26)	(0.02)	(0.28)
Year ended 3-31-2010	10.77	0.31	0.34	0.65	(0.33)	(0.03)	(0.36)
Class I Shares
Year ended 3-31-2014	11.20	0.17	(0.23)	(0.06)	(0.18)	(0.06)	(0.24)
Year ended 3-31-2013	11.16	0.19	0.09	0.28	(0.21)	(0.03)	(0.24)
Year ended 3-31-2012	11.04	0.23	0.20	0.43	(0.26)	(0.05)	(0.31)
Year ended 3-31-2011	11.06	0.28	0.02	0.30	(0.30)	(0.02)	(0.32)
Year ended 3-31-2010	10.77	0.35	0.33	0.68	(0.36)	(0.03)	(0.39)
Class R Shares
Year ended 3-31-2014	11.20	0.11	(0.23)	(0.12)	(0.12)	(0.06)	(0.18)
Year ended 3-31-2013(5)	11.19	0.02	0.02	0.04	(0.03)	—	(0.03)
Class Y Shares
Year ended 3-31-2014	11.20	0.14	(0.23)	(0.09)	(0.15)	(0.06)	(0.21)
Year ended 3-31-2013	11.16	0.17	0.08	0.25	(0.18)	(0.03)	(0.21)
Year ended 3-31-2012	11.04	0.21	0.19	0.40	(0.23)	(0.05)	(0.28)
Year ended 3-31-2011	11.06	0.25	0.02	0.27	(0.27)	(0.02)	(0.29)
Year ended 3-31-2010	10.77	0.32	0.33	0.65	(0.33)	(0.03)	(0.36)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Annualized.

(7)	For the fiscal year ended March 31, 2013.

280	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$10.90	-0.74%	$1,446		0.89%		1.31%		—%	—%	39%
Year ended 3-31-2013	11.20	2.29	1,211		0.88		1.48		—	—	55
Year ended 3-31-2012	11.16	3.66	1,046		0.90		1.84		—	—	40
Year ended 3-31-2011	11.04	2.45	794		0.93		2.18		—	—	54
Year ended 3-31-2010	11.06	6.03	570		1.00		2.84		—	—	33
Class B Shares(4)
Year ended 3-31-2014	10.90	-1.59	19		1.76		0.44		—	—	39
Year ended 3-31-2013	11.20	1.45	25		1.71		0.66		—	—	55
Year ended 3-31-2012	11.16	2.80	26		1.74		1.00		—	—	40
Year ended 3-31-2011	11.04	1.61	24		1.75		1.36		—	—	54
Year ended 3-31-2010	11.06	5.16	21		1.82		2.06		—	—	33
Class C Shares
Year ended 3-31-2014	10.90	-1.47	131		1.63		0.56		—	—	39
Year ended 3-31-2013	11.20	1.54	218		1.61		0.76		—	—	55
Year ended 3-31-2012	11.16	2.89	242		1.65		1.10		—	—	40
Year ended 3-31-2011	11.04	1.72	216		1.65		1.47		—	—	54
Year ended 3-31-2010	11.06	5.27	213		1.71		2.14		—	—	33
Class E Shares
Year ended 3-31-2014	10.90	-0.85	3		1.00		1.20		1.02	1.18	39
Year ended 3-31-2013	11.20	2.17	4		1.00		1.35		—	—	55
Year ended 3-31-2012	11.16	3.58	3		1.00		1.72		1.09	1.63	40
Year ended 3-31-2011	11.04	2.35	1		1.00		2.08		1.19	1.89	54
Year ended 3-31-2010	11.06	6.07	—	*	0.98		2.78		—	—	33
Class I Shares
Year ended 3-31-2014	10.90	-0.50	49		0.64		1.54		—	—	39
Year ended 3-31-2013	11.20	2.54	117		0.64		1.72		—	—	55
Year ended 3-31-2012	11.16	3.92	102		0.66		2.07		—	—	40
Year ended 3-31-2011	11.04	2.71	51		0.68		2.43		—	—	54
Year ended 3-31-2010	11.06	6.35	37		0.73		3.09		—	—	33
Class R Shares
Year ended 3-31-2014	10.90	-1.08	—	*	1.24		0.96		—	—	39
Year ended 3-31-2013(5)	11.20	0.41	—	*	1.21	(6)	0.59	(6)	—	—	55	(7)
Class Y Shares
Year ended 3-31-2014	10.90	-0.74	26		0.89		1.30		0.90	1.29	39
Year ended 3-31-2013	11.20	2.29	58		0.88		1.48		0.89	1.47	55
Year ended 3-31-2012	11.16	3.66	51		0.90		1.85		0.92	1.84	40
Year ended 3-31-2011	11.04	2.45	54		0.93		2.19		0.94	2.18	54
Year ended 3-31-2010	11.06	6.07	57		0.98		2.87		—	—	33

Prospectus	281

IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Year ended 3-31-2014	$8.98	$0.11	$1.17	$1.28	$(0.11)	$—	$—	$(0.11)
Year ended 3-31-2013	8.70	0.11	0.29	0.40	(0.12)	—	—	(0.12)
Year ended 3-31-2012	9.56	0.14	(0.86)	(0.72)	(0.14)	—	—	(0.14)
Year ended 3-31-2011	8.44	0.03	1.14	1.17	(0.03)	—	(0.02)	(0.05)
Year ended 3-31-2010	5.62	0.01	2.85	2.86	(0.02)	—	(0.02)	(0.04)
Class B Shares(4)
Year ended 3-31-2014	8.85	0.03	1.17	1.20	(0.06)	—	—	(0.06)
Year ended 3-31-2013	8.59	0.04	0.29	0.33	(0.07)	—	—	(0.07)
Year ended 3-31-2012	9.48	0.06	(0.87)	(0.81)	(0.08)	—	—	(0.08)
Year ended 3-31-2011	8.38	(0.04)	1.14	1.10	— *	—	— *	— *
Year ended 3-31-2010	5.59	(0.04)	2.83	2.79	—	—	—	—
Class C Shares
Year ended 3-31-2014	8.87	0.04	1.17	1.21	(0.06)	—	—	(0.06)
Year ended 3-31-2013	8.61	0.04	0.29	0.33	(0.07)	—	—	(0.07)
Year ended 3-31-2012	9.49	0.07	(0.86)	(0.79)	(0.09)	—	—	(0.09)
Year ended 3-31-2011	8.40	(0.03)	1.13	1.10	(0.01)	—	— *	(0.01)
Year ended 3-31-2010	5.59	(0.03)	2.84	2.81	—	—	—	—
Class E Shares(5)
Year ended 3-31-2014	8.99	0.12	1.17	1.29	(0.12)	—	—	(0.12)
Year ended 3-31-2013	8.70	0.12	0.30	0.42	(0.13)	—	—	(0.13)
Year ended 3-31-2012	9.57	0.15	(0.88)	(0.73)	(0.14)	—	—	(0.14)
Year ended 3-31-2011	8.45	0.05	1.13	1.18	(0.04)	—	(0.02)	(0.06)
Year ended 3-31-2010	5.62	0.01	2.86	2.87	(0.02)	—	(0.02)	(0.04)
Class I Shares
Year ended 3-31-2014	9.01	0.14	1.15	1.29	(0.13)	—	—	(0.13)
Year ended 3-31-2013	8.73	0.13	0.30	0.43	(0.15)	—	—	(0.15)
Year ended 3-31-2012	9.58	0.16	(0.85)	(0.69)	(0.16)	—	—	(0.16)
Year ended 3-31-2011	8.46	0.05	1.14	1.19	(0.04)	—	(0.03)	(0.07)
Year ended 3-31-2010	5.63	0.02	2.87	2.89	(0.03)	—	(0.03)	(0.06)
Class R Shares
Year ended 3-31-2014	8.97	0.10	1.16	1.26	(0.10)	—	—	(0.10)
Year ended 3-31-2013(6)	8.88	(0.01)	0.10	0.09	—	—	—	—
Class Y Shares
Year ended 3-31-2014	8.97	0.13	1.16	1.29	(0.12)	—	—	(0.12)
Year ended 3-31-2013	8.69	0.12	0.29	0.41	(0.13)	—	—	(0.13)
Year ended 3-31-2012	9.55	0.16	(0.88)	(0.72)	(0.14)	—	—	(0.14)
Year ended 3-31-2011	8.43	0.03	1.14	1.17	(0.03)	—	(0.02)	(0.05)
Year ended 3-31-2010	5.61	0.01	2.85	2.86	(0.02)	—	(0.02)	(0.04)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	Class share is closed to investment.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	Annualized.

(8)	For the fiscal year ended March 31, 2013.

(9)	Does not include expenses of the Underlying Ivy Funds in which the Fund invests.

282	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver(9)		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver(9)		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)(9)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)(9)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$10.15	14.33%	$254		0.49%		1.16%		—%	—%	21%
Year ended 3-31-2013	8.98	4.65	183		0.49		1.32		—	—	21
Year ended 3-31-2012	8.70	-7.42	185		0.50		1.58		—	—	8
Year ended 3-31-2011	9.56	13.88	188		0.50		0.38		—	—	22
Year ended 3-31-2010	8.44	50.82	152		0.55		0.30		—	—	9
Class B Shares(4)
Year ended 3-31-2014	9.99	13.53	3		1.39		0.28		—	—	21
Year ended 3-31-2013	8.85	3.83	2		1.40		0.44		—	—	21
Year ended 3-31-2012	8.59	-8.42	3		1.39		0.66		—	—	8
Year ended 3-31-2011	9.48	13.14	3		1.36		-0.47		—	—	22
Year ended 3-31-2010	8.38	49.91	4		1.43		-0.58		—	—	9
Class C Shares
Year ended 3-31-2014	10.02	13.57	6		1.26		0.43		—	—	21
Year ended 3-31-2013	8.87	4.01	5		1.29		0.53		—	—	21
Year ended 3-31-2012	8.61	-8.25	5		1.30		0.79		—	—	8
Year ended 3-31-2011	9.49	13.05	5		1.26		-0.38		—	—	22
Year ended 3-31-2010	8.40	50.27	5		1.32		-0.46		—	—	9
Class E Shares(5)
Year ended 3-31-2014	10.16	14.38	—	*	0.40		1.24		—	—	21
Year ended 3-31-2013	8.99	4.86	—	*	0.39		1.44		—	—	21
Year ended 3-31-2012	8.70	-7.45	—	*	0.40		1.66		—	—	8
Year ended 3-31-2011	9.57	13.94	—	*	0.41		0.48		—	—	22
Year ended 3-31-2010	8.45	51.16	—	*	0.42		0.41		—	—	9
Class I Shares
Year ended 3-31-2014	10.17	14.41	1		0.16		1.47		—	—	21
Year ended 3-31-2013	9.01	4.97	1		0.16		1.46		—	—	21
Year ended 3-31-2012	8.73	-7.04	1		0.15		1.89		—	—	8
Year ended 3-31-2011	9.58	14.09	—	*	0.16		0.54		—	—	22
Year ended 3-31-2010	8.46	51.31	—	*	0.16		0.66		—	—	9
Class R Shares
Year ended 3-31-2014	10.13	14.12	1		0.63		1.01		—	—	21
Year ended 3-31-2013(6)	8.97	1.01	—	*	0.72	(7)	-0.55	(7)	—	—	21	(8)
Class Y Shares
Year ended 3-31-2014	10.14	14.42	2		0.40		1.33		—	—	21
Year ended 3-31-2013	8.97	4.77	1		0.38		1.42		—	—	21
Year ended 3-31-2012	8.69	-7.42	1		0.46		1.85		—	—	8
Year ended 3-31-2011	9.55	13.90	1		0.50		0.40		0.52	0.38	22
Year ended 3-31-2010	8.43	50.91	—	*	0.55		0.28		0.58	0.25	9

Prospectus	283

IVY MICRO CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$20.45	$(0.36)	$8.65	$8.29	$—	$(1.43)	$(1.43)
Year ended 3-31-2013	19.27	(0.25)	1.43	1.18	—	—	—
Year ended 3-31-2012	19.63	(0.29)	1.27	0.98	—	(1.34)	(1.34)
Year ended 3-31-2011	15.78	(0.30)	4.80	4.50	(0.05)	(0.60)	(0.65)
Year ended 3-31-2010	9.77	(0.29)	6.69	6.40	—	(0.39)	(0.39)
Class B Shares(4)
Year ended 3-31-2014	19.86	(0.57)	8.36	7.79	—	(1.42)	(1.42)
Year ended 3-31-2013	18.93	(0.44)	1.37	0.93	—	—	—
Year ended 3-31-2012	19.27	(0.49)	1.26	0.77	—	(1.11)	(1.11)
Year ended 3-31-2011	15.63	(0.52)	4.71	4.19	—	(0.55)	(0.55)
Year ended 3-31-2010	9.76	(0.51)	6.66	6.15	—	(0.28)	(0.28)
Class C Shares
Year ended 3-31-2014	20.05	(0.52)	8.45	7.93	—	(1.42)	(1.42)
Year ended 3-31-2013	19.04	(0.38)	1.39	1.01	—	—	—
Year ended 3-31-2012	19.42	(0.43)	1.25	0.82	—	(1.20)	(1.20)
Year ended 3-31-2011	15.69	(0.43)	4.75	4.32	—	(0.59)	(0.59)
Year ended 3-31-2010	9.76	(0.44)	6.68	6.24	—	(0.31)	(0.31)
Class I Shares
Year ended 3-31-2014	20.65	(0.26)	8.75	8.49	—	(1.49)	(1.49)
Year ended 3-31-2013	19.37	(0.17)	1.45	1.28	—	—	—
Year ended 3-31-2012	19.73	(0.21)	1.26	1.05	—	(1.41)	(1.41)
Year ended 3-31-2011	15.79	(0.22)	4.82	4.60	(0.06)	(0.60)	(0.66)
Year ended 3-31-2010	9.77	(0.24)	6.68	6.44	—	(0.42)	(0.42)
Class R Shares
Year ended 3-31-2014	20.45	(0.40)	8.64	8.24	—	(1.42)	(1.42)
Year ended 3-31-2013(5)	17.77	(0.10)	2.78	2.68	—	—	—
Class Y Shares
Year ended 3-31-2014	20.51	(0.33)	9.29	8.96	—	(1.45)	(1.45)
Year ended 3-31-2013	19.29	(0.22)	1.44	1.22	—	—	—
Year ended 3-31-2012	19.64	(0.26)	1.28	1.02	—	(1.37)	(1.37)
Year ended 3-31-2011	15.70	(0.26)	4.78	4.52	—	(0.58)	(0.58)
Year ended 3-31-2010	9.77	(0.31)	6.63	6.32	—	(0.39)	(0.39)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Annualized.

(7)	For the fiscal year ended March 31, 2013.

284	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$27.31	41.32%	$213		1.64%		-1.45%		—%	—%	67%
Year ended 3-31-2013	20.45	6.12	80		1.78		-1.36		—	—	51
Year ended 3-31-2012	19.27	6.56	72		1.78		-1.63		—	—	78
Year ended 3-31-2011	19.63	28.73	78		1.88		-1.69		—	—	78
Year ended 3-31-2010	15.78	66.16	28		2.17		-2.08		2.79	-2.70	94
Class B Shares(4)
Year ended 3-31-2014	26.23	39.96	3		2.59		-2.40		—	—	67
Year ended 3-31-2013	19.86	4.97	2		2.90		-2.48		—	—	51
Year ended 3-31-2012	18.93	5.28	1		2.99		-2.84		—	—	78
Year ended 3-31-2011	19.27	27.00	1		3.20		-3.02		—	—	78
Year ended 3-31-2010	15.63	63.49	—	*	3.91		-3.82		4.13	-4.04	94
Class C Shares
Year ended 3-31-2014	26.56	40.28	14		2.35		-2.15		—	—	67
Year ended 3-31-2013	20.05	5.36	5		2.55		-2.14		—	—	51
Year ended 3-31-2012	19.04	5.65	4		2.62		-2.47		—	—	78
Year ended 3-31-2011	19.42	27.72	4		2.66		-2.48		—	—	78
Year ended 3-31-2010	15.69	64.45	1		3.29		-3.19		3.51	-3.41	94
Class I Shares
Year ended 3-31-2014	27.65	41.90	34		1.23		-1.01		—	—	67
Year ended 3-31-2013	20.65	6.66	4		1.31		-0.93		—	—	51
Year ended 3-31-2012	19.37	7.00	3		1.34		-1.19		—	—	78
Year ended 3-31-2011	19.73	29.36	3		1.41		-1.24		—	—	78
Year ended 3-31-2010	15.79	66.68	—	*	1.89		-1.79		2.23	-2.13	94
Class R Shares
Year ended 3-31-2014	27.27	41.09	—	*	1.84		-1.66		—	—	67
Year ended 3-31-2013(5)	20.45	15.08	—	*	1.89	(6)	-1.84	(6)	—	—	51	(7)
Class Y Shares
Year ended 3-31-2014	28.02	44.49	3		1.50		-1.30		—	—	67
Year ended 3-31-2013	20.51	6.32	1		1.60		-1.21		—	—	51
Year ended 3-31-2012	19.29	6.79	1		1.59		-1.45		—	—	78
Year ended 3-31-2011	19.64	29.00	1		1.67		-1.45		—	—	78
Year ended 3-31-2010	15.70	65.38	—	*	2.35		-2.27		2.57	-2.49	94

Prospectus	285

IVY MID CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$20.22	$(0.14)	$4.17	$4.03	$—	$(0.80)	$(0.80)
Year ended 3-31-2013	18.62	(0.09)	1.80	1.71	—	(0.11)	(0.11)
Year ended 3-31-2012	18.36	(0.12)	0.85	0.73	—	(0.47)	(0.47)
Year ended 3-31-2011	13.95	(0.05)	4.46	4.41	—	—	—
Year ended 3-31-2010	8.57	(0.06)	5.44	5.38	—	—	—
Class B Shares(4)
Year ended 3-31-2014	17.66	(0.27)	3.61	3.34	—	(0.70)	(0.70)
Year ended 3-31-2013	16.42	(0.23)	1.58	1.35	—	(0.11)	(0.11)
Year ended 3-31-2012	16.40	(0.25)	0.74	0.49	—	(0.47)	(0.47)
Year ended 3-31-2011	12.58	(0.18)	4.00	3.82	—	—	—
Year ended 3-31-2010	7.81	(0.16)	4.93	4.77	—	—	—
Class C Shares
Year ended 3-31-2014	18.44	(0.26)	3.77	3.51	—	(0.71)	(0.71)
Year ended 3-31-2013	17.11	(0.21)	1.65	1.44	—	(0.11)	(0.11)
Year ended 3-31-2012	17.04	(0.23)	0.77	0.54	—	(0.47)	(0.47)
Year ended 3-31-2011	13.04	(0.15)	4.15	4.00	—	—	—
Year ended 3-31-2010	8.06	(0.14)	5.12	4.98	—	—	—
Class E Shares
Year ended 3-31-2014	19.90	(0.20)	4.09	3.89	—	(0.77)	(0.77)
Year ended 3-31-2013	18.37	(0.14)	1.78	1.64	—	(0.11)	(0.11)
Year ended 3-31-2012	18.17	(0.15)	0.82	0.67	—	(0.47)	(0.47)
Year ended 3-31-2011	13.81	(0.07)	4.43	4.36	—	—	—
Year ended 3-31-2010	8.48	(0.05)	5.38	5.33	—	—	—
Class I Shares
Year ended 3-31-2014	21.17	(0.07)	4.36	4.29	—	(0.86)	(0.86)
Year ended 3-31-2013	19.43	(0.04)	1.89	1.85	—	(0.11)	(0.11)
Year ended 3-31-2012	19.07	(0.07)	0.90	0.83	—	(0.47)	(0.47)
Year ended 3-31-2011	14.42	0.01	4.64	4.65	—	—	—
Year ended 3-31-2010	8.81	0.00	5.61	5.61	—	—	—
Class R Shares
Year ended 3-31-2014	20.02	(0.19)	4.12	3.93	—	(0.77)	(0.77)
Year ended 3-31-2013	18.49	(0.15)	1.79	1.64	—	(0.11)	(0.11)
Year ended 3-31-2012	18.27	(0.16)	0.85	0.69	—	(0.47)	(0.47)
Year ended 3-31-2011	13.90	(0.08)	4.45	4.37	—	—	—
Year ended 3-31-2010	8.54	(0.07)	5.43	5.36	—	—	—
Class Y Shares
Year ended 3-31-2014	20.83	(0.12)	4.30	4.18	—	(0.83)	(0.83)
Year ended 3-31-2013	19.17	(0.09)	1.86	1.77	—	(0.11)	(0.11)
Year ended 3-31-2012	18.86	(0.10)	0.88	0.78	—	(0.47)	(0.47)
Year ended 3-31-2011	14.29	(0.02)	4.59	4.57	—	—	—
Year ended 3-31-2010	8.74	(0.01)	5.56	5.55	—	—	—

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

286	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$23.45	20.09%	$1,558	1.34%	-0.63%	—%	—%	43%
Year ended 3-31-2013	20.22	9.28	1,160	1.31	-0.52	—	—	32
Year ended 3-31-2012	18.62	4.29	636	1.40	-0.69	—	—	29
Year ended 3-31-2011	18.36	31.61	369	1.49	-0.34	—	—	39
Year ended 3-31-2010	13.95	62.78	162	1.65	-0.51	1.67	-0.53	40
Class B Shares(4)
Year ended 3-31-2014	20.30	19.14	26	2.10	-1.39	—	—	43
Year ended 3-31-2013	17.66	8.27	21	2.21	-1.42	—	—	32
Year ended 3-31-2012	16.42	3.33	17	2.35	-1.63	—	—	29
Year ended 3-31-2011	16.40	30.37	12	2.47	-1.32	—	—	39
Year ended 3-31-2010	12.58	61.08	7	2.68	-1.53	—	—	40
Class C Shares
Year ended 3-31-2014	21.24	19.25	295	2.01	-1.31	—	—	43
Year ended 3-31-2013	18.44	8.46	183	2.07	-1.28	—	—	32
Year ended 3-31-2012	17.11	3.50	135	2.14	-1.44	—	—	29
Year ended 3-31-2011	17.04	30.68	69	2.16	-1.02	—	—	39
Year ended 3-31-2010	13.04	61.79	17	2.35	-1.21	2.38	-1.24	40
Class E Shares
Year ended 3-31-2014	23.02	19.75	6	1.60	-0.90	1.71	-1.01	43
Year ended 3-31-2013	19.90	8.97	4	1.60	-0.81	1.90	-1.11	32
Year ended 3-31-2012	18.37	4.00	3	1.60	-0.88	1.97	-1.25	29
Year ended 3-31-2011	18.17	31.57	3	1.60	-0.44	2.09	-0.93	39
Year ended 3-31-2010	13.81	62.85	1	1.60	-0.46	2.60	-1.46	40
Class I Shares
Year ended 3-31-2014	24.60	20.52	2,098	0.99	-0.28	—	—	43
Year ended 3-31-2013	21.17	9.57	1,316	1.02	-0.24	—	—	32
Year ended 3-31-2012	19.43	4.65	788	1.05	-0.38	—	—	29
Year ended 3-31-2011	19.07	32.25	116	1.08	0.04	—	—	39
Year ended 3-31-2010	14.42	63.68	6	1.14	-0.03	—	—	40
Class R Shares
Year ended 3-31-2014	23.18	19.83	103	1.59	-0.89	—	—	43
Year ended 3-31-2013	20.02	8.92	77	1.62	-0.82	—	—	32
Year ended 3-31-2012	18.49	4.09	50	1.63	-0.93	—	—	29
Year ended 3-31-2011	18.27	31.44	21	1.63	-0.48	—	—	39
Year ended 3-31-2010	13.90	62.76	4	1.67	-0.57	—	—	40
Class Y Shares
Year ended 3-31-2014	24.18	20.21	694	1.23	-0.53	—	—	43
Year ended 3-31-2013	20.83	9.33	521	1.27	-0.48	—	—	32
Year ended 3-31-2012	19.17	4.44	439	1.25	-0.55	1.30	-0.60	29
Year ended 3-31-2011	18.86	31.98	207	1.25	-0.10	1.34	-0.19	39
Year ended 3-31-2010	14.29	63.50	54	1.25	-0.11	1.38	-0.24	40

Prospectus	287

IVY MONEY MARKET FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income		Distributions From Net Realized Gains		Total Distributions
Class A Shares
Year ended 3-31-2014	$1.00	$0.00	$0.00	0.00	$—	*	$—		$—	*
Year ended 3-31-2013	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2012	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2011	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Year ended 3-31-2010	1.00	0.01	0.00	0.01	(0.01)		—	*	(0.01)
Class B Shares(4)
Year ended 3-31-2014	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2013	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2012	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2011	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Year ended 3-31-2010	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Class C Shares(4)
Year ended 3-31-2014	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2013	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2012	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2011	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Year ended 3-31-2010	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Class E Shares
Year ended 3-31-2014	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2013	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2012	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2011	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Year ended 3-31-2010	1.00	0.00	0.00	0.00	—	*	—	*	—	*

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

288	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)
Class A Shares
Year ended 3-31-2014	$1.00	0.02%	$137	0.20%	0.02%	0.69%	-0.47%
Year ended 3-31-2013	1.00	0.02	128	0.31	0.02	0.67	-0.34
Year ended 3-31-2012	1.00	0.02	171	0.28	0.02	0.66	-0.36
Year ended 3-31-2011	1.00	0.04	159	0.43	0.02	0.69	-0.24
Year ended 3-31-2010	1.00	0.53	195	0.65	0.50	0.65	0.50
Class B Shares(4)
Year ended 3-31-2014	1.00	0.02	7	0.20	0.02	1.74	-1.52
Year ended 3-31-2013	1.00	0.02	8	0.31	0.02	1.70	-1.37
Year ended 3-31-2012	1.00	0.02	8	0.28	0.02	1.73	-1.43
Year ended 3-31-2011	1.00	0.04	7	0.43	0.02	1.80	-1.35
Year ended 3-31-2010	1.00	0.16	9	1.07	0.16	1.75	-0.52
Class C Shares(4)
Year ended 3-31-2014	1.00	0.02	34	0.20	0.02	1.63	-1.41
Year ended 3-31-2013	1.00	0.02	35	0.31	0.02	1.65	-1.32
Year ended 3-31-2012	1.00	0.02	41	0.28	0.02	1.64	-1.34
Year ended 3-31-2011	1.00	0.04	32	0.43	0.02	1.67	-1.22
Year ended 3-31-2010	1.00	0.16	39	1.08	0.16	1.67	-0.43
Class E Shares
Year ended 3-31-2014	1.00	0.02	6	0.20	0.02	0.73	-0.51
Year ended 3-31-2013	1.00	0.02	5	0.31	0.02	0.75	-0.42
Year ended 3-31-2012	1.00	0.02	4	0.28	0.02	0.78	-0.48
Year ended 3-31-2011	1.00	0.04	3	0.43	0.02	0.79	-0.34
Year ended 3-31-2010	1.00	0.49	4	0.69	0.49	0.70	0.48

Prospectus	289

IVY MUNICIPAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$12.19	$0.34	$(0.45)	$(0.11)	$(0.34)	$—	$(0.34)
Year ended 3-31-2013	11.88	0.34	0.31	0.65	(0.34)	—	(0.34)
Year ended 3-31-2012	10.95	0.42	0.93	1.35	(0.42)	—	(0.42)
Year ended 3-31-2011	11.16	0.43	(0.21)	0.22	(0.43)	—	(0.43)
Year ended 3-31-2010	10.41	0.45	0.75	1.20	(0.45)	—	(0.45)
Class B Shares(4)
Year ended 3-31-2014	12.19	0.25	(0.45)	(0.20)	(0.25)	—	(0.25)
Year ended 3-31-2013	11.88	0.25	0.31	0.56	(0.25)	—	(0.25)
Year ended 3-31-2012	10.95	0.33	0.93	1.26	(0.33)	—	(0.33)
Year ended 3-31-2011	11.16	0.34	(0.21)	0.13	(0.34)	—	(0.34)
Year ended 3-31-2010	10.41	0.36	0.75	1.11	(0.36)	—	(0.36)
Class C Shares
Year ended 3-31-2014	12.19	0.25	(0.45)	(0.20)	(0.25)	—	(0.25)
Year ended 3-31-2013	11.88	0.25	0.31	0.56	(0.25)	—	(0.25)
Year ended 3-31-2012	10.95	0.33	0.93	1.26	(0.33)	—	(0.33)
Year ended 3-31-2011	11.16	0.34	(0.21)	0.13	(0.34)	—	(0.34)
Year ended 3-31-2010	10.41	0.37	0.75	1.12	(0.37)	—	(0.37)
Class I Shares
Year ended 3-31-2014	12.19	0.36	(0.45)	(0.09)	(0.36)	—	(0.36)
Year ended 3-31-2013	11.88	0.36	0.31	0.67	(0.36)	—	(0.36)
Year ended 3-31-2012	10.95	0.44	0.93	1.37	(0.44)	—	(0.44)
Year ended 3-31-2011	11.16	0.45	(0.21)	0.24	(0.45)	—	(0.45)
Year ended 3-31-2010(5)	11.10	0.19	0.06	0.25	(0.19)	—	(0.19)
Class Y Shares
Year ended 3-31-2014	12.19	0.34	(0.45)	(0.11)	(0.34)	—	(0.34)
Year ended 3-31-2013	11.88	0.34	0.31	0.65	(0.34)	—	(0.34)
Year ended 3-31-2012	10.95	0.42	0.93	1.35	(0.42)	—	(0.42)
Year ended 3-31-2011	11.16	0.43	(0.21)	0.22	(0.43)	—	(0.43)
Year ended 3-31-2010(8)	11.30	0.22	(0.14)	0.08	(0.22)	—	(0.22)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	For the period from November 4, 2009 (commencement of operations of the class) through March 31, 2010.

(6)	Annualized.

(7)	For the fiscal year ended March 31, 2010.

(8)	For the period from October 8, 2009 (recommencement of operations) through March 31, 2010.

290	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$11.74	-0.86%	$113		1.02%		2.90%		—%		—%		7%
Year ended 3-31-2013	12.19	5.50	133		1.01		2.77		—		—		6
Year ended 3-31-2012	11.88	12.49	97		1.06		3.60		—		—		4
Year ended 3-31-2011	10.95	1.89	64		1.10		3.79		—		—		6
Year ended 3-31-2010	11.16	11.66	46		1.15		4.09		—		—		18
Class B Shares(4)
Year ended 3-31-2014	11.74	-1.63	2		1.79		2.12		—		—		7
Year ended 3-31-2013	12.19	4.72	4		1.75		2.04		—		—		6
Year ended 3-31-2012	11.88	11.67	3		1.81		2.83		—		—		4
Year ended 3-31-2011	10.95	1.10	2		1.88		3.00		—		—		6
Year ended 3-31-2010	11.16	10.75	2		1.92		3.33		—		—		18
Class C Shares
Year ended 3-31-2014	11.74	-1.62	21		1.78		2.12		—		—		7
Year ended 3-31-2013	12.19	4.71	31		1.76		2.03		—		—		6
Year ended 3-31-2012	11.88	11.65	28		1.82		2.85		—		—		4
Year ended 3-31-2011	10.95	1.12	20		1.86		3.02		—		—		6
Year ended 3-31-2010	11.16	10.84	23		1.90		3.34		—		—		18
Class I Shares
Year ended 3-31-2014	11.74	-0.65	2		0.81		3.11		—		—		7
Year ended 3-31-2013	12.19	5.72	2		0.80		2.94		—		—		6
Year ended 3-31-2012	11.88	12.75	1		0.85		3.79		—		—		4
Year ended 3-31-2011	10.95	2.10	1		0.88		4.02		—		—		6
Year ended 3-31-2010(5)	11.16	2.27	—	*	0.91	(6)	4.32	(6)	—		—		18	(7)
Class Y Shares
Year ended 3-31-2014	11.74	-0.87	1		1.02		2.89		1.06		2.85		7
Year ended 3-31-2013	12.19	5.49	1		1.01		2.78		1.06		2.73		6
Year ended 3-31-2012	11.88	12.51	1		1.06		3.63		1.11		3.58		4
Year ended 3-31-2011	10.95	1.90	1		1.10		3.78		1.13		3.75		6
Year ended 3-31-2010(8)	11.16	0.68	—	*	1.15	(6)	4.10	(6)	1.17	(6)	4.08	(6)	18	(7)

Prospectus	291

IVY MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$5.47	$0.24	(3)	$(0.42)	$(0.18)	$(0.24)	$(0.02)	$(0.26)
Year ended 3-31-2013	5.23	0.21	(3)	0.24	0.45	(0.21)	—	(0.21)
Year ended 3-31-2012	4.75	0.25	(3)	0.48	0.73	(0.25)	—	(0.25)
Year ended 3-31-2011	4.84	0.22	(3)	(0.09)	0.13	(0.22)	— *	(0.22)
Year ended 3-31-2010(4)	4.21	0.22	(3)	0.63	0.85	(0.21)	(0.01)	(0.22)
Class B Shares(5)
Year ended 3-31-2014	5.47	0.20	(3)	(0.42)	(0.22)	(0.20)	(0.02)	(0.22)
Year ended 3-31-2013	5.23	0.17	(3)	0.24	0.41	(0.17)	—	(0.17)
Year ended 3-31-2012	4.75	0.20	(3)	0.49	0.69	(0.21)	—	(0.21)
Year ended 3-31-2011	4.84	0.18	(3)	(0.09)	0.09	(0.18)	— *	(0.18)
Year ended 3-31-2010(4)	4.21	0.17	(3)	0.64	0.81	(0.17)	(0.01)	(0.18)
Class C Shares
Year ended 3-31-2014	5.47	0.20	(3)	(0.42)	(0.22)	(0.20)	(0.02)	(0.22)
Year ended 3-31-2013	5.23	0.17	(3)	0.24	0.41	(0.17)	—	(0.17)
Year ended 3-31-2012	4.75	0.21	(3)	0.48	0.69	(0.21)	—	(0.21)
Year ended 3-31-2011	4.84	0.19	(3)	(0.09)	0.10	(0.19)	— *	(0.19)
Year ended 3-31-2010(4)	4.21	0.18	(3)	0.63	0.81	(0.17)	(0.01)	(0.18)
Class I Shares
Year ended 3-31-2014	5.47	0.24	(3)	(0.42)	(0.18)	(0.24)	(0.02)	(0.26)
Year ended 3-31-2013	5.23	0.22	(3)	0.24	0.46	(0.22)	—	(0.22)
Year ended 3-31-2012	4.75	0.25	(3)	0.48	0.73	(0.25)	—	(0.25)
Year ended 3-31-2011	4.84	0.24	(3)	(0.09)	0.15	(0.24)	— *	(0.24)
Year ended 3-31-2010(7)	4.21	0.23	(3)	0.63	0.86	(0.22)	(0.01)	(0.23)
Period ended 5-17-2009(8)	4.48	0.16	(3)	(0.27)	(0.11)	(0.16)	—	(0.16)
Year ended 9-30-2008(8)	5.00	0.24		(0.51)	(0.27)	(0.25)	—	(0.25)
Class Y Shares
Year ended 3-31-2014	5.47	0.24	(3)	(0.42)	(0.18)	(0.24)	(0.02)	(0.26)
Year ended 3-31-2013	5.23	0.21	(3)	0.24	0.45	(0.21)	—	(0.21)
Year ended 3-31-2012	4.75	0.24	(3)	0.49	0.73	(0.25)	—	(0.25)
Year ended 3-31-2011	4.84	0.22	(3)	(0.09)	0.13	(0.22)	— *	(0.22)
Year ended 3-31-2010(4)	4.21	0.15	(3)	0.64	0.79	(0.15)	(0.01)	(0.16)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	For the period from May 18, 2009 (commencement of operations of the class) through March 31, 2010.

(5)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	Annualized.

(7)

The Ivy Municipal High Income Fund commenced operations on May 18, 2009 after the reorganization of the Class Y shares of Waddell & Reed Advisors Municipal High Income Fund into Class I shares of the Fund. The information shown is for a share outstanding during the fiscal period from May 18, 2009 through March 31, 2010 for Ivy Municipal High Income Fund.

(8)	The information shown is for a share outstanding during the fiscal year or period ended for Class Y of the Waddell & Reed Advisors Municipal High Income Fund prior to the reorganization.

(9)

The return shown for Class Y is hypothetical because there were no shares or assets for the period from July 28, 2009 through October 7, 2009. Class A data has been substituted for Class Y data during that period.

292	Prospectus

	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$5.03	-3.32%		$366		0.86%		4.58%		0.87%		4.57%		21%
Year ended 3-31-2013	5.47	8.71		545		0.84		3.91		0.85		3.90		9
Year ended 3-31-2012	5.23	15.62		384		0.87		4.88		0.90		4.85		4
Year ended 3-31-2011	4.75	2.71		146		0.94		4.63		0.98		4.59		13
Year ended 3-31-2010(4)	4.84	20.45		25		0.95	(6)	5.41	(6)	1.68	(6)	4.68	(6)	14	(6)
Class B Shares(5)
Year ended 3-31-2014	5.03	-4.07		15		1.64		3.82		1.65		3.81		21
Year ended 3-31-2013	5.47	7.86		19		1.62		3.12		1.63		3.11		9
Year ended 3-31-2012	5.23	14.70		12		1.67		4.07		1.70		4.04		4
Year ended 3-31-2011	4.75	1.87		4		1.72		3.82		1.76		3.78		13
Year ended 3-31-2010(4)	4.84	19.59		2		1.72	(6)	4.52	(6)	2.38	(6)	3.86	(6)	14	(6)
Class C Shares
Year ended 3-31-2014	5.03	-4.04		216		1.60		3.84		1.61		3.83		21
Year ended 3-31-2013	5.47	7.92		323		1.57		3.17		1.59		3.15		9
Year ended 3-31-2012	5.23	14.77		198		1.62		4.12		1.65		4.09		4
Year ended 3-31-2011	4.75	1.91		65		1.67		3.89		1.71		3.85		13
Year ended 3-31-2010(4)	4.84	19.55		8		1.76	(6)	4.54	(6)	2.42	(6)	3.88	(6)	14	(6)
Class I Shares
Year ended 3-31-2014	5.03	-3.16		586		0.69		4.76		0.70		4.75		21
Year ended 3-31-2013	5.47	8.88		749		0.68		4.06		0.69		4.05		9
Year ended 3-31-2012	5.23	15.82		416		0.70		5.04		0.74		5.00		4
Year ended 3-31-2011	4.75	2.98		131		0.70		4.90		0.79		4.81		13
Year ended 3-31-2010(7)	4.84	20.68		8		0.70	(6)	5.77	(6)	1.53	(6)	4.94	(6)	14	(6)
Period ended 5-17-2009(8)	4.21	-4.72		—	*	0.87	(6)	6.35	(6)	0.91	(6)	6.31	(6)	28	(6)
Year ended 9-30-2008(8)	4.48	-5.67		—	*	0.70		5.03		0.74		4.99		26
Class Y Shares
Year ended 3-31-2014	5.03	-3.32		15		0.85		4.52		0.95		4.42		21
Year ended 3-31-2013	5.47	8.71		34		0.84		3.92		0.94		3.82		9
Year ended 3-31-2012	5.23	15.65		26		0.87		4.83		0.99		4.71		4
Year ended 3-31-2011	4.75	2.73		6		0.94		4.76		1.05		4.65		13
Year ended 3-31-2010(4)	4.84	19.02	(9)	1		1.10	(6)	5.10	(6)	1.76	(6)	4.44	(6)	14	(6)

Prospectus	293

IVY REAL ESTATE SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$23.73	$0.16	$0.69	$0.85	$(0.23)	$—	$(0.23)
Year ended 3-31-2013	21.27	0.16	2.45	2.61	(0.15)	—	(0.15)
Year ended 3-31-2012	19.42	0.09	1.82	1.91	(0.06)	—	(0.06)
Year ended 3-31-2011	15.95	0.03	3.62	3.65	(0.18)	—	(0.18)
Year ended 3-31-2010	8.31	0.19	7.64	7.83	(0.19)	—	(0.19)
Class B Shares(4)
Year ended 3-31-2014	23.17	(0.06)	0.66	0.60	—	—	—
Year ended 3-31-2013	20.85	(0.06)	2.38	2.32	—	—	—
Year ended 3-31-2012	19.20	(0.12)	1.77	1.65	—	—	—
Year ended 3-31-2011	15.82	(0.17)	3.57	3.40	(0.02)	—	(0.02)
Year ended 3-31-2010	8.24	0.03	7.56	7.59	(0.01)	—	(0.01)
Class C Shares
Year ended 3-31-2014	23.42	0.00 *	0.67	0.67	(0.07)	—	(0.07)
Year ended 3-31-2013	21.00	0.01	2.42	2.43	(0.01)	—	(0.01)
Year ended 3-31-2012	19.27	(0.05)	1.78	1.73	—	—	—
Year ended 3-31-2011	15.86	(0.10)	3.59	3.49	(0.08)	—	(0.08)
Year ended 3-31-2010	8.26	0.09	7.60	7.69	(0.09)	—	(0.09)
Class E Shares
Year ended 3-31-2014	23.72	0.13	0.70	0.83	(0.20)	—	(0.20)
Year ended 3-31-2013	21.27	0.14	2.46	2.60	(0.15)	—	(0.15)
Year ended 3-31-2012	19.43	0.10	1.81	1.91	(0.07)	—	(0.07)
Year ended 3-31-2011	15.96	0.03	3.63	3.66	(0.19)	—	(0.19)
Year ended 3-31-2010	8.32	0.19	7.70	7.89	(0.25)	—	(0.25)
Class I Shares
Year ended 3-31-2014	23.85	0.28	0.69	0.97	(0.32)	—	(0.32)
Year ended 3-31-2013	21.37	0.24	2.51	2.75	(0.27)	—	(0.27)
Year ended 3-31-2012	19.52	0.22	1.80	2.02	(0.17)	—	(0.17)
Year ended 3-31-2011	16.00	0.17	3.61	3.78	(0.26)	—	(0.26)
Year ended 3-31-2010	8.34	0.06	7.90	7.96	(0.30)	—	(0.30)
Class R Shares
Year ended 3-31-2014	23.73	0.15	0.68	0.83	(0.21)	—	(0.21)
Year ended 3-31-2013	21.27	0.15	2.44	2.59	(0.13)	—	(0.13)
Year ended 3-31-2012	19.43	0.09	1.81	1.90	(0.06)	—	(0.06)
Year ended 3-31-2011	15.95	(0.01)	3.68	3.67	(0.19)	—	(0.19)
Year ended 3-31-2010	8.31	0.15	7.73	7.88	(0.24)	—	(0.24)
Class Y Shares
Year ended 3-31-2014	23.75	0.24	0.68	0.92	(0.28)	—	(0.28)
Year ended 3-31-2013	21.28	0.23	2.45	2.68	(0.21)	—	(0.21)
Year ended 3-31-2012	19.44	0.16	1.81	1.97	(0.13)	—	(0.13)
Year ended 3-31-2011	15.95	0.10	3.62	3.72	(0.23)	—	(0.23)
Year ended 3-31-2010	8.31	0.26	7.66	7.92	(0.28)	—	(0.28)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

294	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$24.35	3.65%	$384		1.56%	0.67%	1.66%	0.57%	73%
Year ended 3-31-2013	23.73	12.32	341		1.64	0.71	1.68	0.67	43
Year ended 3-31-2012	21.27	9.88	276		1.73	0.45	—	—	55
Year ended 3-31-2011	19.42	23.00	247		1.79	0.16	—	—	65
Year ended 3-31-2010	15.95	94.78	178		2.09	1.51	—	—	72
Class B Shares(4)
Year ended 3-31-2014	23.77	2.59	6		2.61	-0.28	2.71	-0.38	73
Year ended 3-31-2013	23.17	11.08	7		2.75	-0.29	2.79	-0.33	43
Year ended 3-31-2012	20.85	8.65	7		2.89	-0.62	—	—	55
Year ended 3-31-2011	19.20	21.51	8		3.01	-0.99	—	—	65
Year ended 3-31-2010	15.82	92.14	7		3.53	0.20	—	—	72
Class C Shares
Year ended 3-31-2014	24.02	2.90	14		2.27	0.02	2.37	-0.08	73
Year ended 3-31-2013	23.42	11.50	15		2.35	0.03	2.39	-0.01	43
Year ended 3-31-2012	21.00	9.03	12		2.49	-0.28	—	—	55
Year ended 3-31-2011	19.27	22.07	12		2.56	-0.52	—	—	65
Year ended 3-31-2010	15.86	93.33	9		2.88	0.72	—	—	72
Class E Shares
Year ended 3-31-2014	24.35	3.58	2		1.67	0.54	2.15	0.06	73
Year ended 3-31-2013	23.72	12.27	2		1.67	0.61	2.27	0.01	43
Year ended 3-31-2012	21.27	9.90	1		1.67	0.50	2.36	-0.19	55
Year ended 3-31-2011	19.43	23.12	1		1.67	0.16	2.52	-0.69	65
Year ended 3-31-2010	15.96	95.63	1		1.67	1.57	3.45	-0.21	72
Class I Shares
Year ended 3-31-2014	24.50	4.20	9		1.02	1.18	1.12	1.08	73
Year ended 3-31-2013	23.85	12.95	7		1.09	1.06	1.12	1.03	43
Year ended 3-31-2012	21.37	10.46	3		1.15	1.15	—	—	55
Year ended 3-31-2011	19.52	23.84	5		1.16	0.97	—	—	65
Year ended 3-31-2010	16.00	96.35	4		1.27	0.34	—	—	72
Class R Shares
Year ended 3-31-2014	24.35	3.58	1		1.66	0.62	1.76	0.52	73
Year ended 3-31-2013	23.73	12.23	2		1.71	0.69	1.75	0.65	43
Year ended 3-31-2012	21.27	9.84	1		1.73	0.49	—	—	55
Year ended 3-31-2011	19.43	23.17	1		1.70	-0.05	—	—	65
Year ended 3-31-2010	15.95	95.59	—	*	1.73	1.27	—	—	72
Class Y Shares
Year ended 3-31-2014	24.39	3.97	143		1.27	1.03	1.37	0.93	73
Year ended 3-31-2013	23.75	12.63	168		1.34	1.06	1.37	1.03	43
Year ended 3-31-2012	21.28	10.24	149		1.39	0.82	—	—	55
Year ended 3-31-2011	19.44	23.51	150		1.39	0.57	—	—	65
Year ended 3-31-2010	15.95	96.18	109		1.41	2.09	—	—	72

Prospectus	295

IVY SCIENCE AND TECHNOLOGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$39.79	$(0.30)	$14.54	$14.24	$—	$(1.32)	$(1.32)
Year ended 3-31-2013	33.54	(0.27)	6.71	6.44	—	(0.19)	(0.19)
Year ended 3-31-2012	35.09	(0.32)	0.93	0.61	—	(2.16)	(2.16)
Year ended 3-31-2011	29.35	(0.25)	6.39	6.14	—	(0.40)	(0.40)
Year ended 3-31-2010	21.07	(0.07)	8.52	8.45	—	(0.17)	(0.17)
Class B Shares(4)
Year ended 3-31-2014	34.92	(0.59)	12.72	12.13	—	(1.32)	(1.32)
Year ended 3-31-2013	29.69	(0.48)	5.90	5.42	—	(0.19)	(0.19)
Year ended 3-31-2012	31.58	(0.53)	0.77	0.24	—	(2.13)	(2.13)
Year ended 3-31-2011	26.62	(0.47)	5.75	5.28	—	(0.32)	(0.32)
Year ended 3-31-2010	19.19	(0.31)	7.74	7.43	—	—	—
Class C Shares
Year ended 3-31-2014	35.99	(0.58)	13.12	12.54	—	(1.32)	(1.32)
Year ended 3-31-2013	30.57	(0.47)	6.08	5.61	—	(0.19)	(0.19)
Year ended 3-31-2012	32.41	(0.51)	0.80	0.29	—	(2.13)	(2.13)
Year ended 3-31-2011	27.29	(0.44)	5.91	5.47	—	(0.35)	(0.35)
Year ended 3-31-2010	19.65	(0.26)	7.93	7.67	—	(0.03)	(0.03)
Class E Shares
Year ended 3-31-2014	39.74	(0.38)	14.53	14.15	—	(1.32)	(1.32)
Year ended 3-31-2013	33.48	(0.29)	6.74	6.45	—	(0.19)	(0.19)
Year ended 3-31-2012	35.04	(0.33)	0.92	0.59	—	(2.15)	(2.15)
Year ended 3-31-2011	29.33	(0.26)	6.38	6.12	—	(0.41)	(0.41)
Year ended 3-31-2010	21.05	(0.06)	8.52	8.46	—	(0.18)	(0.18)
Class I Shares
Year ended 3-31-2014	42.72	(0.19)	15.66	15.47	—	(1.32)	(1.32)
Year ended 3-31-2013	35.88	(0.17)	7.20	7.03	—	(0.19)	(0.19)
Year ended 3-31-2012	37.36	(0.23)	1.01	0.78	—	(2.26)	(2.26)
Year ended 3-31-2011	31.16	(0.16)	6.80	6.64	—	(0.44)	(0.44)
Year ended 3-31-2010	22.33	0.01	9.05	9.06	—	(0.23)	(0.23)
Class R Shares
Year ended 3-31-2014	39.42	(0.46)	14.40	13.94	—	(1.32)	(1.32)
Year ended 3-31-2013	33.32	(0.36)	6.65	6.29	—	(0.19)	(0.19)
Year ended 3-31-2012	34.93	(0.40)	0.92	0.52	—	(2.13)	(2.13)
Year ended 3-31-2011	29.27	(0.32)	6.37	6.05	—	(0.39)	(0.39)
Year ended 3-31-2010	21.02	(0.13)	8.52	8.39	—	(0.14)	(0.14)
Class Y Shares
Year ended 3-31-2014	41.60	(0.31)	15.23	14.92	—	(1.32)	(1.32)
Year ended 3-31-2013	35.03	(0.26)	7.02	6.76	—	(0.19)	(0.19)
Year ended 3-31-2012	36.54	(0.31)	0.98	0.67	—	(2.18)	(2.18)
Year ended 3-31-2011	30.54	(0.23)	6.65	6.42	—	(0.42)	(0.42)
Year ended 3-31-2010	21.90	(0.04)	8.87	8.83	—	(0.19)	(0.19)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

296	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$52.71	35.99%	$1,998	1.26%	-0.63%	—%	—%	35%
Year ended 3-31-2013	39.79	19.28	759	1.37	-0.79	—	—	43
Year ended 3-31-2012	33.54	3.01	549	1.39	-1.02	—	—	51
Year ended 3-31-2011	35.09	21.09	568	1.40	-0.83	—	—	47
Year ended 3-31-2010	29.35	40.13	437	1.50	-0.28	—	—	59
Class B Shares(4)
Year ended 3-31-2014	45.73	34.91	71	2.04	-1.42	—	—	35
Year ended 3-31-2013	34.92	18.37	40	2.17	-1.59	—	—	43
Year ended 3-31-2012	29.69	2.15	32	2.24	-1.86	—	—	51
Year ended 3-31-2011	31.58	19.98	31	2.29	-1.72	—	—	47
Year ended 3-31-2010	26.62	38.72	24	2.51	-1.29	—	—	59
Class C Shares
Year ended 3-31-2014	47.21	35.02	776	1.97	-1.34	—	—	35
Year ended 3-31-2013	35.99	18.47	278	2.07	-1.50	—	—	43
Year ended 3-31-2012	30.57	2.25	219	2.13	-1.76	—	—	51
Year ended 3-31-2011	32.41	20.17	230	2.15	-1.58	—	—	47
Year ended 3-31-2010	27.29	39.05	183	2.28	-1.07	—	—	59
Class E Shares
Year ended 3-31-2014	52.57	35.80	17	1.43	-0.80	1.63	-1.00	35
Year ended 3-31-2013	39.74	19.31	9	1.43	-0.85	1.91	-1.33	43
Year ended 3-31-2012	33.48	3.00	6	1.43	-1.06	2.01	-1.64	51
Year ended 3-31-2011	35.04	21.03	6	1.43	-0.87	2.08	-1.52	47
Year ended 3-31-2010	29.33	40.21	4	1.43	-0.24	2.56	-1.37	59
Class I Shares
Year ended 3-31-2014	56.87	36.37	1,411	0.99	-0.36	—	—	35
Year ended 3-31-2013	42.72	19.70	322	1.04	-0.46	—	—	43
Year ended 3-31-2012	35.88	3.37	186	1.06	-0.69	—	—	51
Year ended 3-31-2011	37.36	21.48	182	1.07	-0.50	—	—	47
Year ended 3-31-2010	31.16	40.65	122	1.11	0.02	—	—	59
Class R Shares
Year ended 3-31-2014	52.04	35.56	105	1.59	-0.96	—	—	35
Year ended 3-31-2013	39.42	18.96	56	1.64	-1.07	—	—	43
Year ended 3-31-2012	33.32	2.76	42	1.64	-1.27	—	—	51
Year ended 3-31-2011	34.93	20.83	35	1.61	-1.06	—	—	47
Year ended 3-31-2010	29.27	39.95	19	1.64	-0.48	—	—	59
Class Y Shares
Year ended 3-31-2014	55.20	36.02	1,043	1.24	-0.61	—	—	35
Year ended 3-31-2013	41.60	19.40	552	1.29	-0.71	—	—	43
Year ended 3-31-2012	35.03	3.10	399	1.30	-0.93	—	—	51
Year ended 3-31-2011	36.54	21.18	445	1.31	-0.74	—	—	47
Year ended 3-31-2010	30.54	40.36	352	1.35	-0.13	—	—	59

Prospectus	297

IVY SMALL CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$16.33	$(0.19)	$4.04	$3.85	$—	$(1.67)	$(1.67)
Year ended 3-31-2013	14.51	(0.14)	2.35	2.21	—	(0.39)	(0.39)
Year ended 3-31-2012	15.39	(0.17)	(0.21)	(0.38)	—	(0.50)	(0.50)
Year ended 3-31-2011	11.40	(0.13)	4.12	3.99	—	—	—
Year ended 3-31-2010	7.08	(0.12)	4.44	4.32	—	—	—
Class B Shares(4)
Year ended 3-31-2014	13.95	(0.30)	3.42	3.12	—	(1.60)	(1.60)
Year ended 3-31-2013	12.57	(0.25)	2.02	1.77	—	(0.39)	(0.39)
Year ended 3-31-2012	13.56	(0.28)	(0.21)	(0.49)	—	(0.50)	(0.50)
Year ended 3-31-2011	10.15	(0.23)	3.64	3.41	—	—	—
Year ended 3-31-2010	6.37	(0.20)	3.98	3.78	—	—	—
Class C Shares
Year ended 3-31-2014	14.63	(0.28)	3.60	3.32	—	(1.60)	(1.60)
Year ended 3-31-2013	13.12	(0.21)	2.11	1.90	—	(0.39)	(0.39)
Year ended 3-31-2012	14.07	(0.24)	(0.21)	(0.45)	—	(0.50)	(0.50)
Year ended 3-31-2011	10.49	(0.20)	3.78	3.58	—	—	—
Year ended 3-31-2010	6.56	(0.16)	4.09	3.93	—	—	—
Class E Shares
Year ended 3-31-2014	16.27	(0.22)	4.03	3.81	—	(1.65)	(1.65)
Year ended 3-31-2013	14.47	(0.15)	2.34	2.19	—	(0.39)	(0.39)
Year ended 3-31-2012	15.36	(0.18)	(0.21)	(0.39)	—	(0.50)	(0.50)
Year ended 3-31-2011	11.38	(0.14)	4.12	3.98	—	—	—
Year ended 3-31-2010	7.06	(0.11)	4.43	4.32	—	—	—
Class I Shares
Year ended 3-31-2014	19.26	(0.15)	4.80	4.65	—	(1.72)	(1.72)
Year ended 3-31-2013	16.98	(0.09)	2.76	2.67	—	(0.39)	(0.39)
Year ended 3-31-2012	17.83	(0.13)	(0.22)	(0.35)	—	(0.50)	(0.50)
Year ended 3-31-2011	13.14	(0.09)	4.78	4.69	—	—	—
Year ended 3-31-2010	8.12	(0.07)	5.09	5.02	—	—	—
Class R Shares
Year ended 3-31-2014	16.26	(0.23)	4.02	3.79	—	(1.64)	(1.64)
Year ended 3-31-2013	14.48	(0.17)	2.34	2.17	—	(0.39)	(0.39)
Year ended 3-31-2012	15.38	(0.19)	(0.21)	(0.40)	—	(0.50)	(0.50)
Year ended 3-31-2011	11.40	(0.15)	4.13	3.98	—	—	—
Year ended 3-31-2010	7.08	(0.12)	4.44	4.32	—	—	—
Class Y Shares
Year ended 3-31-2014	18.66	(0.20)	4.64	4.44	—	(1.68)	(1.68)
Year ended 3-31-2013	16.50	(0.13)	2.68	2.55	—	(0.39)	(0.39)
Year ended 3-31-2012	17.38	(0.16)	(0.22)	(0.38)	—	(0.50)	(0.50)
Year ended 3-31-2011	12.85	(0.12)	4.65	4.53	—	—	—
Year ended 3-31-2010	7.96	(0.10)	4.99	4.89	—	—	—

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

298	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$18.51	24.27%	$406	1.43%	-1.07%	—%	—%	45%
Year ended 3-31-2013	16.33	15.70	281	1.49	-0.97	—	—	38
Year ended 3-31-2012	14.51	-1.98	241	1.50	-1.21	—	—	65
Year ended 3-31-2011	15.39	35.00	240	1.51	-1.05	—	—	53
Year ended 3-31-2010	11.40	61.02	132	1.66	-1.24	—	—	72
Class B Shares(4)
Year ended 3-31-2014	15.47	23.14	13	2.34	-1.99	—	—	45
Year ended 3-31-2013	13.95	14.61	11	2.49	-1.96	—	—	38
Year ended 3-31-2012	12.57	-3.07	10	2.57	-2.27	—	—	65
Year ended 3-31-2011	13.56	33.60	11	2.54	-2.08	—	—	53
Year ended 3-31-2010	10.15	59.34	8	2.77	-2.34	—	—	72
Class C Shares
Year ended 3-31-2014	16.35	23.43	225	2.08	-1.73	—	—	45
Year ended 3-31-2013	14.63	15.00	189	2.13	-1.61	—	—	38
Year ended 3-31-2012	13.12	-2.67	181	2.17	-1.87	—	—	65
Year ended 3-31-2011	14.07	34.13	207	2.18	-1.71	—	—	53
Year ended 3-31-2010	10.49	59.91	154	2.29	-1.86	—	—	72
Class E Shares
Year ended 3-31-2014	18.43	24.13	5	1.56	-1.21	1.87	-1.52	45
Year ended 3-31-2013	16.27	15.61	3	1.56	-1.03	2.06	-1.53	38
Year ended 3-31-2012	14.47	-2.05	3	1.56	-1.27	2.08	-1.79	65
Year ended 3-31-2011	15.36	34.97	3	1.56	-1.08	2.17	-1.69	53
Year ended 3-31-2010	11.38	61.19	1	1.56	-1.14	2.69	-2.27	72
Class I Shares
Year ended 3-31-2014	22.19	24.78	246	1.06	-0.71	—	—	45
Year ended 3-31-2013	19.26	16.13	176	1.07	-0.54	—	—	38
Year ended 3-31-2012	16.98	-1.54	119	1.07	-0.79	—	—	65
Year ended 3-31-2011	17.83	35.69	84	1.07	-0.61	—	—	53
Year ended 3-31-2010	13.14	61.82	8	1.10	-0.68	—	—	72
Class R Shares
Year ended 3-31-2014	18.41	23.99	42	1.66	-1.30	—	—	45
Year ended 3-31-2013	16.26	15.45	22	1.67	-1.15	—	—	38
Year ended 3-31-2012	14.48	-2.11	17	1.66	-1.37	—	—	65
Year ended 3-31-2011	15.38	34.91	15	1.62	-1.16	—	—	53
Year ended 3-31-2010	11.40	61.02	4	1.64	-1.24	—	—	72
Class Y Shares
Year ended 3-31-2014	21.42	24.45	276	1.30	-0.95	—	—	45
Year ended 3-31-2013	18.66	15.87	220	1.31	-0.79	—	—	38
Year ended 3-31-2012	16.50	-1.75	207	1.32	-1.03	—	—	65
Year ended 3-31-2011	17.38	35.25	222	1.33	-0.86	—	—	53
Year ended 3-31-2010	12.85	61.43	124	1.35	-0.92	—	—	72

Prospectus	299

IVY SMALL CAP VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$17.23	$(0.11)	$3.55	$3.44	$(0.07)	$(2.28)	$(2.35)
Year ended 3-31-2013	14.96	0.02	2.82	2.84	—	(0.57)	(0.57)
Year ended 3-31-2012	18.12	0.00	(1.69)	(1.69)	(0.01)	(1.46)	(1.47)
Year ended 3-31-2011	14.99	0.03	3.10	3.13	—	—	—
Year ended 3-31-2010	9.87	(0.07)	5.19	5.12	—	—	—
Class B Shares(3)
Year ended 3-31-2014	15.39	(0.25)	3.14	2.89	(0.02)	(2.16)	(2.18)
Year ended 3-31-2013	13.48	(0.13)	2.50	2.37	—	(0.46)	(0.46)
Year ended 3-31-2012	16.66	(0.15)	(1.57)	(1.72)	—	(1.46)	(1.46)
Year ended 3-31-2011	13.95	(0.15)	2.86	2.71	—	—	—
Year ended 3-31-2010	9.29	(0.21)	4.87	4.66	—	—	—
Class C Shares
Year ended 3-31-2014	15.94	(0.21)	3.26	3.05	(0.04)	(2.19)	(2.23)
Year ended 3-31-2013	13.92	(0.08)	2.60	2.52	—	(0.50)	(0.50)
Year ended 3-31-2012	17.09	(0.10)	(1.61)	(1.71)	—	(1.46)	(1.46)
Year ended 3-31-2011	14.25	(0.08)	2.92	2.84	—	—	—
Year ended 3-31-2010	9.45	(0.16)	4.96	4.80	—	—	—
Class E Shares(4)
Year ended 3-31-2014	17.59	(0.04)	3.63	3.59	(0.09)	(2.33)	(2.42)
Year ended 3-31-2013	15.25	0.10	2.85	2.95	—	(0.61)	(0.61)
Year ended 3-31-2012	18.43	0.07	(1.71)	(1.64)	(0.08)	(1.46)	(1.54)
Year ended 3-31-2011	15.19	0.10	3.14	3.24	—	—	—
Year ended 3-31-2010	9.94	(0.01)	5.26	5.25	—	—	—
Class I Shares
Year ended 3-31-2014	18.03	(0.02)	3.72	3.70	(0.10)	(2.34)	(2.44)
Year ended 3-31-2013	15.61	0.11	2.94	3.05	—	(0.63)	(0.63)
Year ended 3-31-2012	18.83	0.07	(1.73)	(1.66)	(0.10)	(1.46)	(1.56)
Year ended 3-31-2011	15.49	0.13	3.21	3.34	—	—	—
Year ended 3-31-2010	10.13	0.00	5.36	5.36	—	—	—
Class R Shares
Year ended 3-31-2014	17.23	(0.13)	3.54	3.41	(0.07)	(2.26)	(2.33)
Year ended 3-31-2013(5)	15.24	(0.02)	2.01	1.99	—	—	—
Class Y Shares
Year ended 3-31-2014	17.74	(0.07)	3.66	3.59	(0.08)	(2.31)	(2.39)
Year ended 3-31-2013	15.38	0.01	2.95	2.96	—	(0.60)	(0.60)
Year ended 3-31-2012	18.58	0.04	(1.72)	(1.68)	(0.06)	(1.46)	(1.52)
Year ended 3-31-2011	15.33	0.08	3.17	3.25	—	—	—
Year ended 3-31-2010	10.05	(0.02)	5.30	5.28	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(4)	Class share is closed to investment.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Annualized.

(7)	For the fiscal year ended March 31, 2013.

300	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$18.32	21.10%	$244		1.57%		-0.62%		61%
Year ended 3-31-2013	17.23	19.49	226		1.66		0.15		52
Year ended 3-31-2012	14.96	-8.06	209		1.67		0.00		50
Year ended 3-31-2011	18.12	20.88	254		1.65		0.19		73
Year ended 3-31-2010	14.99	51.87	202		1.77		-0.55		100
Class B Shares(3)
Year ended 3-31-2014	16.10	19.87	4		2.58		-1.63		61
Year ended 3-31-2013	15.39	18.22	4		2.78		-0.97		52
Year ended 3-31-2012	13.48	-9.09	4		2.78		-1.09		50
Year ended 3-31-2011	16.66	19.43	6		2.85		-1.07		73
Year ended 3-31-2010	13.95	50.16	7		2.99		-1.77		100
Class C Shares
Year ended 3-31-2014	16.76	20.24	19		2.25		-1.30		61
Year ended 3-31-2013	15.94	18.74	16		2.35		-0.54		52
Year ended 3-31-2012	13.92	-8.80	16		2.40		-0.72		50
Year ended 3-31-2011	17.09	19.93	19		2.42		-0.57		73
Year ended 3-31-2010	14.25	50.79	14		2.55		-1.33		100
Class E Shares(4)
Year ended 3-31-2014	18.76	21.56	—	*	1.21		-0.26		61
Year ended 3-31-2013	17.59	20.03	—	*	1.22		0.61		52
Year ended 3-31-2012	15.25	-7.68	—	*	1.23		0.44		50
Year ended 3-31-2011	18.43	21.33	—	*	1.24		0.61		73
Year ended 3-31-2010	15.19	52.82	—	*	1.27		-0.05		100
Class I Shares
Year ended 3-31-2014	19.29	21.67	26		1.10		-0.15		61
Year ended 3-31-2013	18.03	20.17	19		1.11		0.72		52
Year ended 3-31-2012	15.61	-7.59	16		1.11		0.48		50
Year ended 3-31-2011	18.83	21.56	4		1.12		0.78		73
Year ended 3-31-2010	15.49	52.91	2		1.18		0.04		100
Class R Shares
Year ended 3-31-2014	18.31	20.91	1		1.70		-0.78		61
Year ended 3-31-2013(5)	17.23	13.06	—	*	1.68	(6)	-0.44	(6)	52	(7)
Class Y Shares
Year ended 3-31-2014	18.94	21.35	10		1.33		-0.39		61
Year ended 3-31-2013	17.74	19.85	7		1.41		0.05		52
Year ended 3-31-2012	15.38	-7.87	22		1.39		0.28		50
Year ended 3-31-2011	18.58	21.20	26		1.39		0.47		73
Year ended 3-31-2010	15.33	52.54	19		1.40		-0.17		100

Prospectus	301

IVY TAX-MANAGED EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Year ended 3-31-2014	$14.13	$(0.05	)(3)	$3.23	$3.18	$—	$(0.47)	$(0.47)
Year ended 3-31-2013	13.15	0.05	(3)	0.99	1.04	(0.06)	—	(0.06)
Year ended 3-31-2012	12.15	(0.03	)(3)	1.03	1.00	—	—	—
Year ended 3-31-2011	10.78	(0.10	)(3)	1.47	1.37	—	—	—
Year ended 3-31-2010(4)	8.62	(0.11	)(3)	2.27	2.16	—	—	—
Class B Shares(5)
Year ended 3-31-2014	13.87	(0.14	)(3)	3.15	3.01	—	(0.43)	(0.43)
Year ended 3-31-2013	12.92	(0.03	)(3)	0.99	0.96	(0.01)	—	(0.01)
Year ended 3-31-2012	12.01	(0.10	)(3)	1.01	0.91	—	—	—
Year ended 3-31-2011	10.72	(0.17	)(3)	1.46	1.29	—	—	—
Year ended 3-31-2010(4)	8.62	(0.15	)(3)	2.25	2.10	—	—	—
Class C Shares
Year ended 3-31-2014	13.85	(0.15	)(3)	3.15	3.00	—	(0.43)	(0.43)
Year ended 3-31-2013	12.91	(0.03	)(3)	0.97	0.94	—	—	—
Year ended 3-31-2012	12.01	(0.11	)(3)	1.01	0.90	—	—	—
Year ended 3-31-2011	10.72	(0.17	)(3)	1.46	1.29	—	—	—
Year ended 3-31-2010(4)	8.62	(0.15	)(3)	2.25	2.10	—	—	—
Class I Shares
Year ended 3-31-2014	14.20	0.00	(3)	3.23	3.23	—	(0.50)	(0.50)
Year ended 3-31-2013	13.27	0.09	(3)	0.92	1.01	(0.08)	—	(0.08)
Year ended 3-31-2012	12.22	0.00	(3)	1.05	1.05	—	—	—
Year ended 3-31-2011	10.81	(0.08	)(3)	1.49	1.41	—	—	—
Year ended 3-31-2010(7)	8.62	(0.07	)(3)	2.26	2.19	—	—	—
Period ended 5-17-2009(8)	11.51	(0.07	)(3)	(2.82)	(2.89)	—	—	—
Year ended 6-30-2008(8)	11.00	(0.12)		0.63	0.51	—	—	—
Class Y Shares
Year ended 3-31-2014	14.15	(0.04	)(3)	3.23	3.19	—	(0.48)	(0.48)
Year ended 3-31-2013	13.16	0.05	(3)	1.00	1.05	(0.06)	—	(0.06)
Year ended 3-31-2012	12.15	(0.02	)(3)	1.03	1.01	—	—	—
Year ended 3-31-2011	10.78	(0.10	)(3)	1.47	1.37	—	—	—
Year ended 3-31-2010(4)	8.62	(0.07	)(3)	2.23	2.16	—	—	—

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	For the period from May 18, 2009 (commencement of operations of the class) through March 31, 2010.

(5)

These class shares are not available for direct investment. Hovever, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	Annualized.

(7)

The Ivy Tax-Managed Equity Fund commenced operations on May 18, 2009 after the reorganization of the Class Y shares of Waddell & Reed Advisors Tax-Managed Equity Fund into Class I shares of the Fund. The information shown is for a share outstanding during the fiscal period from May 18, 2009 through March 31, 2010 for Ivy Tax-Managed Equity Fund.

(8)	The information shown is for a share outstanding during the fiscal year or period ended for Class Y of the Waddell & Reed Advisors Tax-Managed Equity Fund prior to the reorganization.

(9)

The return shown for Class Y is hypothetical because there were no shares or assets for the period from July 28, 2009 through October 7, 2009. Class A data has been substituted for Class Y data during that period.

302	Prospectus

	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$16.84	22.65%		$40		1.43%		-0.30%		—%		—%		32%
Year ended 3-31-2013	14.13	7.91		24		1.14		0.34		1.63		-0.15		26
Year ended 3-31-2012	13.15	8.23		15		1.32		-0.27		1.97		-0.92		26
Year ended 3-31-2011	12.15	12.71		9		2.10		-0.93		2.75		-1.58		41
Year ended 3-31-2010(4)	10.78	25.06		3		2.57	(6)	-1.26	(6)	4.33	(6)	-3.02	(6)	19	(6)
Class B Shares(5)
Year ended 3-31-2014	16.45	21.80		1		2.06		-0.92		—		—		32
Year ended 3-31-2013	13.87	7.41		1		1.69		-0.22		2.19		-0.72		26
Year ended 3-31-2012	12.92	7.58		1		1.90		-0.85		2.55		-1.50		26
Year ended 3-31-2011	12.01	12.03		1		2.74		-1.56		3.39		-2.21		41
Year ended 3-31-2010(4)	10.72	24.36		—	*	3.12	(6)	-1.81	(6)	4.88	(6)	-3.57	(6)	19	(6)
Class C Shares
Year ended 3-31-2014	16.42	21.76		2		2.09		-0.96		—		—		32
Year ended 3-31-2013	13.85	7.28		1		1.76		-0.24		2.26		-0.74		26
Year ended 3-31-2012	12.91	7.49		1		1.97		-0.92		2.62		-1.57		26
Year ended 3-31-2011	12.01	12.03		1		2.75		-1.57		3.40		-2.22		41
Year ended 3-31-2010(4)	10.72	24.36		1		3.13	(6)	-1.82	(6)	4.89	(6)	-3.58	(6)	19	(6)
Class I Shares
Year ended 3-31-2014	16.93	22.91		1		1.15		-0.02		—		—		32
Year ended 3-31-2013	14.20	7.70		1		0.80		0.68		1.30		0.18		26
Year ended 3-31-2012	13.27	8.59		1		1.02		0.03		1.67		-0.62		26
Year ended 3-31-2011	12.22	13.04		1		1.87		-0.70		2.52		-1.35		41
Year ended 3-31-2010(7)	10.81	25.41		1		2.11	(6)	-0.82	(6)	4.03	(6)	-2.74	(6)	19	(6)
Period ended 5-17-2009(8)	8.62	-25.11		—	*	2.42	(6)	-1.05	(6)	—		—		40
Year ended 6-30-2008(8)	11.51	4.64		—	*	2.11		-0.97		—		—		27
Class Y Shares
Year ended 3-31-2014	16.86	22.56		1		1.41		-0.27		—		—		32
Year ended 3-31-2013	14.15	8.12		1		1.02		0.39		1.51		-0.10		26
Year ended 3-31-2012	13.16	8.31		1		1.25		-0.17		1.90		-0.82		26
Year ended 3-31-2011	12.15	12.71		1		2.09		-0.91		2.74		-1.56		41
Year ended 3-31-2010(4)	10.78	25.06	(9)	—	*	2.52	(6)	-1.11	(6)	4.28	(6)	-2.87	(6)	19	(6)

Prospectus	303

IVY VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Year ended 3-31-2014	$20.30	$0.07	$4.42	$4.49	$(0.04)	$(0.93)	$—	$(0.97)
Year ended 3-31-2013	17.57	0.15	2.73	2.88	(0.15)	— *	—	(0.15)
Year ended 3-31-2012	17.93	0.13	(0.19)	(0.06)	(0.12)	(0.18)	—	(0.30)
Year ended 3-31-2011	15.56	(0.02)	2.39	2.37	—	—	—	—
Year ended 3-31-2010	9.94	0.02	5.65	5.67	(0.03)	—	(0.02)	(0.05)
Class B Shares(4)
Year ended 3-31-2014	19.28	(0.12)	4.19	4.07	—	(0.82)	—	(0.82)
Year ended 3-31-2013	16.72	(0.03)	2.59	2.56	—	— *	—	— *
Year ended 3-31-2012	17.15	(0.07)	(0.18)	(0.25)	—	(0.18)	—	(0.18)
Year ended 3-31-2011	15.12	(0.25)	2.28	2.03	—	—	—	—
Year ended 3-31-2010	9.78	(0.17)	5.51	5.34	—	—	—	—
Class C Shares
Year ended 3-31-2014	19.80	(0.09)	4.31	4.22	—	(0.84)	—	(0.84)
Year ended 3-31-2013	17.16	0.02	2.67	2.69	(0.05)	— *	—	(0.05)
Year ended 3-31-2012	17.53	0.00	(0.17)	(0.17)	(0.02)	(0.18)	—	(0.20)
Year ended 3-31-2011	15.34	(0.14)	2.33	2.19	—	—	—	—
Year ended 3-31-2010	9.86	(0.08)	5.56	5.48	—	—	—	—
Class E Shares(5)
Year ended 3-31-2014	20.36	0.11	4.44	4.55	(0.09)	(0.92)	—	(1.01)
Year ended 3-31-2013	17.61	0.20	2.74	2.94	(0.19)	— *	—	(0.19)
Year ended 3-31-2012	18.03	0.18	(0.19)	(0.01)	(0.23)	(0.18)	—	(0.41)
Year ended 3-31-2011	15.60	0.04	2.39	2.43	—	—	—	—
Year ended 3-31-2010	9.95	0.06	5.70	5.76	(0.06)	—	(0.05)	(0.11)
Class I Shares
Year ended 3-31-2014	20.36	0.14	4.44	4.58	(0.11)	(0.93)	—	(1.04)
Year ended 3-31-2013	17.61	0.22	2.74	2.96	(0.21)	— *	—	(0.21)
Year ended 3-31-2012	18.05	0.21	(0.20)	0.01	(0.27)	(0.18)	—	(0.45)
Year ended 3-31-2011	15.60	0.08	2.37	2.45	—	—	—	—
Year ended 3-31-2010	9.95	0.06	5.71	5.77	(0.06)	—	(0.06)	(0.12)
Class R Shares
Year ended 3-31-2014	20.28	0.01	4.41	4.42	(0.01)	(0.90)	—	(0.91)
Year ended 3-31-2013(6)	18.17	0.04	2.07	2.11	—	—	—	—
Class Y Shares
Year ended 3-31-2014	20.33	0.09	4.43	4.52	(0.06)	(0.93)	—	(0.99)
Year ended 3-31-2013	17.59	0.17	2.75	2.92	(0.18)	— *	—	(0.18)
Year ended 3-31-2012	17.99	0.14	(0.17)	(0.03)	(0.19)	(0.18)	—	(0.37)
Year ended 3-31-2011	15.58	0.02	2.39	2.41	—	—	—	—
Year ended 3-31-2010	9.95	0.04	5.67	5.71	(0.04)	—	(0.04)	(0.08)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	Class share is closed to investment.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	Annualized.

(8)	For the fiscal year ended March 31, 2013.

304	Prospectus

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Year ended 3-31-2014	$23.82	22.44%	$248		1.31%		0.30%		—%	—%	58%
Year ended 3-31-2013	20.30	16.59	156		1.43		0.82		—	—	57
Year ended 3-31-2012	17.57	-0.13	106		1.53		0.77		—	—	54
Year ended 3-31-2011	17.93	15.23	87		1.59		-0.12		1.66	-0.19	40
Year ended 3-31-2010	15.56	57.09	56		1.85		0.26		—	—	77
Class B Shares(4)
Year ended 3-31-2014	22.53	21.35	6		2.17		-0.57		—	—	58
Year ended 3-31-2013	19.28	15.40	5		2.43		-0.16		—	—	57
Year ended 3-31-2012	16.72	-1.34	3		2.78		-0.47		—	—	54
Year ended 3-31-2011	17.15	13.43	3		3.12		-1.66		—	—	40
Year ended 3-31-2010	15.12	54.60	3		3.40		-1.28		—	—	77
Class C Shares
Year ended 3-31-2014	23.18	21.64	14		2.01		-0.41		—	—	58
Year ended 3-31-2013	19.80	15.77	9		2.13		0.12		—	—	57
Year ended 3-31-2012	17.16	-0.85	8		2.25		0.02		—	—	54
Year ended 3-31-2011	17.53	14.28	8		2.40		-0.92		—	—	40
Year ended 3-31-2010	15.34	55.58	5		2.70		-0.63		—	—	77
Class E Shares(5)
Year ended 3-31-2014	23.90	22.73	—	*	1.09		0.51		—	—	58
Year ended 3-31-2013	20.36	16.93	—	*	1.14		1.11		—	—	57
Year ended 3-31-2012	17.61	0.26	—	*	1.18		1.08		—	—	54
Year ended 3-31-2011	18.03	15.58	—	*	1.24		0.22		—	—	40
Year ended 3-31-2010	15.60	58.05	—	*	1.29		0.82		—	—	77
Class I Shares
Year ended 3-31-2014	23.90	22.85	5		0.99		0.63		—	—	58
Year ended 3-31-2013	20.36	17.03	4		1.02		1.21		—	—	57
Year ended 3-31-2012	17.61	0.38	3		1.06		1.25		—	—	54
Year ended 3-31-2011	18.05	15.71	2		1.12		0.47		—	—	40
Year ended 3-31-2010	15.60	58.20	—	*	1.15		0.87		—	—	77
Class R Shares
Year ended 3-31-2014	23.79	22.13	1		1.57		0.03		—	—	58
Year ended 3-31-2013(6)	20.28	11.61	—	*	1.55	(7)	0.73	(7)	—	—	57	(8)
Class Y Shares
Year ended 3-31-2014	23.86	22.56	2		1.22		0.40		—	—	58
Year ended 3-31-2013	20.33	16.78	2		1.27		0.97		—	—	57
Year ended 3-31-2012	17.59	0.09	2		1.31		0.86		—	—	54
Year ended 3-31-2011	17.99	15.47	2		1.37		0.11		—	—	40
Year ended 3-31-2010	15.58	57.52	1		1.54		0.57		—	—	77

Prospectus	305

IVY FUNDS

Custodian

Bank of New York Mellon

One Wall Street

New York, NY 10286

Legal Counsel

K&L Gates LLP

Three First National Plaza

70 West Madison Street

Suite 3100

Chicago, Illinois 60602-4207

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

1100 Walnut Street, Suite 3300

Kansas City, Missouri 64106

Investment Manager

Ivy Investment

Management Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

913.236.2000

800.777.6472

Distributor

Ivy Funds Distributor, Inc.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

913.236.2000

800.777.6472

Transfer Agent

WI Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

913.236.2000

800.777.6472

Accounting Services Agent

WI Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

913.236.2000

800.777.6472

306	Prospectus

IVY FUNDS

You can get more information about each Fund in the —

■

Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the prospectus and the SAI. The current SAI is on file with the SEC, and it is incorporated into this prospectus by reference (that is, the SAI is legally part of the Prospectus).

■

Annual and Semiannual Reports to Shareholders, which detail a Fund’s actual investments and include financial statements as of the close of the particular annual or semiannual period. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

To request a copy of a Fund’s current SAI or copies of its most recent Annual and Semiannual Reports, without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Reports also may be requested via e-mail at IMCompliance@waddell.com and are available at www.ivyfunds.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC’s web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC’s Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549-1520. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.8090.

IVY FUNDS DISTRIBUTOR, INC.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

800.777.6472

IVYPRO (07-14)

Investment Company Act File Number: 811-06569

Prospectus	307

IVY FUNDS

Ticker
IVY EQUITY FUNDS	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Ivy Asset Strategy Fund	WASAX	WASBX	WASCX	IASEX	IVAEX	IASRX	IASTX	WASYX
Ivy Balanced Fund	IBNAX	IBNBX	IBNCX		IYBIX	IYBFX	IBARX	IBNYX
Ivy Core Equity Fund	WCEAX	WCEBX	WTRCX	ICFEX	ICIEX	IYCEX	ICEQX	WCEYX
Ivy Cundill Global Value Fund	ICDAX	ICDBX	ICDCX	ICVEX	ICVIX	IYCUX	ICNGX	ICDYX
Ivy Dividend Opportunities Fund	IVDAX	IVDBX	IVDCX	IDIEX	IVDIX	IYDVX	IDOTX	IVDYX
Ivy Emerging Markets Equity Fund	IPOAX	IPOBX	IPOCX		IPOIX	IYPCX	IMEGX	IPOYX
Ivy Energy Fund	IEYAX	IEYBX	IEYCX		IVEIX	IYEFX	IENRX	IEYYX
Ivy European Opportunities Fund	IEOAX	IEOBX	IEOCX		IEOIX	IYEUX	IEURX	IEOYX
Ivy Global Equity Income Fund	IBIAX	IBIBX	IBICX		IBIIX	IYGEX	IICNX	IBIYX
Ivy Global Income Allocation Fund	IVBAX	IVBBX	IVBCX	IIBEX	IIBIX	IYGBX	ILIAX	IVBYX
Ivy Global Natural Resources Fund	IGNAX	IGNBX	IGNCX	IGNEX	IGNIX	IGNRX	INRSX	IGNYX
Ivy Global Real Estate Fund	IREAX	IREBX	IRECX		IRESX	IRERX		IREYX
Ivy Global Risk-Managed Real Estate Fund	IVRAX	IVRBX	IVRCX		IVIRX	IVRRX		IVRYX
Ivy International Core Equity Fund	IVIAX	IIFBX	IVIFX	IICEX	ICEIX	IYITX	IINCX	IVVYX
Ivy International Growth Fund	IVINX	IVIBX	IVNCX		IGIIX	IYIGX	ITGRX	IVIYX
Ivy Large Cap Growth Fund	WLGAX	WLGBX	WLGCX	ILCEX	IYGIX	WLGRX	ILGRX	WLGYX
Ivy Managed International Opportunities Fund	IVTAX	IVTBX	IVTCX		IVTIX	IYMGX		IVTYX
Ivy Micro Cap Growth Fund	IGWAX	IGWBX	IGWCX		IGWIX	IYMRX	IMIGX	IGWYX
Ivy Mid Cap Growth Fund	WMGAX	WMGBX	WMGCX	IMCEX	IYMIX	WMGRX	IGRFX	WMGYX
Ivy Real Estate Securities Fund	IRSAX	IRSBX	IRSCX	IREEX	IREIX	IRSRX	IRSEX	IRSYX
Ivy Science and Technology Fund	WSTAX	WSTBX	WSTCX	ISTEX	ISTIX	WSTRX	ISTNX	WSTYX
Ivy Small Cap Growth Fund	WSGAX	WSGBX	WSGCX	ISGEX	IYSIX	WSGRX	IRGFX	WSCYX
Ivy Small Cap Value Fund	IYSAX	IYSBX	IYSCX		IVVIX	IYSMX	ISPVX	IYSYX
Ivy Tax-Managed Equity Fund	IYEAX	IYEBX	IYECX		WYTMX			IYEYX
Ivy Value Fund	IYVAX	IYVBX	IYVCX		IYAIX	IYVLX	IVALX	IYVYX

Ticker
IVY FIXED INCOME AND MONEY MARKET FUNDS	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Ivy Bond Fund	IBOAX	IBOBX	IBOCX	IVBEX	IVBIX	IYBDX	IBNDX	IBOYX
Ivy Global Bond Fund	IVSAX	IVSBX	IVSCX		IVSIX	IYGOX	IVBDX	IVSYX
Ivy High Income Fund	WHIAX	WHIBX	WRHIX	IVHEX	IVHIX	IYHIX	IHIFX	WHIYX
Ivy Limited-Term Bond Fund	WLTAX	WLTBX	WLBCX	IVLEX	ILTIX	IYLTX	ILMDX	WLTYX
Ivy Money Market Fund	WRAXX	WRBXX	WRCXX	IVEXX
Ivy Municipal Bond Fund	WMBAX	WMBBX	WMBCX		IMBIX			WMBYX
Ivy Municipal High Income Fund	IYIAX	IYIBX	IYICX		WYMHX			IYIYX

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

800-777-6472

July 31, 2014

STATEMENT OF ADDITIONAL INFORMATION

Ivy Funds (Trust) is an open-end management investment company that currently consists of 33 separate series, 32 of which (each, a Fund and collectively, the Funds) are listed above. This Statement of Additional Information (SAI) is not a prospectus. Investors should read this SAI in conjunction with the prospectus for the Trust dated July 31, 2014 (Prospectus), which may be obtained, without charge, upon request, from the Trust or its principal underwriter and distributor, Ivy Funds Distributor, Inc. (IFDI), at the address or telephone number shown above. Ivy Emerging Markets Local Currency Debt Fund has a fiscal year end of September 30. The information for this Fund is contained in a separate prospectus and SAI dated April 30, 2014.

This SAI incorporates by reference information that appears in the Funds’ Annual Reports, which are delivered to all current shareholders. To obtain a copy of the Funds’ most recent Annual and/or Semiannual Reports, without charge, contact the Trust or IFDI at the address or telephone number above. Copies of the Annual and/or Semiannual Reports are also available at www.ivyfunds.com.

FUND HISTORY

The Trust was organized as a Delaware statutory trust on November 13, 2008. On April 1, 2010, each of the then-existing series of the Trust became the successor either to one of the series of Ivy Funds, Inc., organized as a Maryland corporation on January 29, 1992, or to one of the series of Ivy Funds, organized as a Massachusetts business trust on December 21, 1983.

Effective February 11, 2014, Ivy Pacific Opportunities Fund changed its name to Ivy Emerging Markets Equity Fund. On March 17, 2014, Ivy Asset Strategy New Opportunities Fund merged into Ivy Emerging Markets Equity Fund and no longer exists as a separate series of the Trust.

Effective March 17, 2014, Ivy Managed European/Pacific Fund merged into Ivy Managed International Opportunities Fund and no longer exists as a separate series of the Trust.

THE FUNDS, THEIR INVESTMENTS, RELATED RISKS AND RESTRICTIONS

Each Fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified objective. Each Fund is an open-end management investment company and a series of the Trust. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act), except for Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund.

This SAI supplements the information contained in the Prospectus and contains more detailed information about the investment strategies and policies that the Funds’ investment manager, Ivy Investment Management Company (IICO), or a Fund’s investment subadviser, if applicable, (IICO or a subadviser referred to herein as Investment Manager), may employ and the types of instruments in which a Fund may invest in pursuit of the Fund’s objective(s). A summary of the risks associated with these instrument types and investment practices is included as well.

The Investment Manager might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by a Fund’s investment policies and restrictions. The Investment Manager buys an instrument or uses a technique only if it believes that doing so is in pursuit of a Fund’s objective(s). See Investment Restrictions for a listing of the fundamental and non-fundamental, or operating, policies.

Recent Market Conditions

The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and the economy at large. Both domestic and international equity and fixed-income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets, and the sovereign debt of certain nations or their political subdivisions having been particularly affected. It is uncertain how long these conditions will continue.

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. As a result, the values of many types of securities, including, but not limited to, mortgage-backed, asset-backed, and corporate debt securities, have been reduced. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Department of the Treasury (Treasury), causing the prices of these securities to rise and the yields to decline. The reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken a number of steps in an attempt to support financial markets. Withdrawal of this support, failure of efforts in response to the crisis, and/or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to project the duration of these market conditions. The severity or duration of these conditions also may be affected by policy changes made by governments or quasi-governmental organizations. Changes in market conditions will not have the same impact on all types of securities.

Further, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. In particular, the impact of financial regulation legislation by governments or quasi-governmental organizations on the markets and the practical implications for market participants may not be fully known for some time. It is impossible to predict the effects of these or similar events in the future on the Funds, though it is possible that these or similar events could have a significant adverse impact on the net asset value (NAV) and/or risk profile of the Funds.

Ivy Managed International Opportunities Fund

Ivy Managed International Opportunities Fund is a fund of funds; it invests primarily in a combination of underlying Ivy Funds, as described in the Prospectus.

Other Direct Investments of Ivy Managed International Opportunities Fund

Ivy Managed International Opportunities Fund may invest directly in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), commercial paper and other short-term corporate obligations, other money market instruments, including repurchase agreements, and any other security, as that term is defined in the 1940 Act. Under normal circumstances, Ivy Managed International Opportunities Fund anticipates investments in these securities and instruments to be minimal.

Ivy Managed International Opportunities Fund also may purchase shares of any investment company registered under the 1940 Act (RIC) that is not affiliated with the Funds (an “unaffiliated fund”), provided that, immediately after such purchase, Ivy Managed International Opportunities Fund does not own more than 3% of the total outstanding stock of such unaffiliated fund. Ivy Managed International Opportunities Fund anticipates that investments in unaffiliated funds will be minimal, if any.

Ivy Money Market Fund

Ivy Money Market Fund may only invest in the money market obligations and instruments listed below. In addition, as a money market fund that uses the amortized cost method of valuing its portfolio securities, the Fund must comply with Rule 2a-7 (Rule 2a-7) under the 1940 Act. Among the primary conditions under Rule 2a-7, investments, including repurchase agreements, are limited to those that are U.S. dollar-denominated and which IICO, pursuant to guidelines established by the Board of Trustees of the Trust (Board), determines present minimal credit risks and that are rated in one of the two highest short-term rating categories by the required number of requisite nationally recognized statistical rating organizations (NRSRO(s)) or, if unrated, determined by IICO to be of comparable quality to such securities pursuant to procedures established by, and under the general supervision and responsibility of the Board. See Appendix A to this SAI for a description of some of these ratings. In addition, Rule 2a-7 limits investments in securities of any one issuer (except securities issued by the U.S. government or its agencies or instrumentalities (U.S. government securities)) to no more than 5% of the Fund’s total assets. Investments in securities rated in the second highest short-term rating category by the requisite NRSRO(s) or comparable unrated securities are limited to no more than 3% of the Fund’s total assets, with investment in such securities of any one issuer (except U.S. government securities) being limited to 0.5% of the Fund’s total assets. In accordance with Rule 2a-7, the Fund may invest in securities with a remaining maturity of not more than 397 calendar days or, for securities rated in the second highest short-term rating category by the requisite NRSRO(s) (or, if unrated, determined by IICO to be of comparable quality to such securities), not more than 45 calendar days; and must maintain a dollar-weighted average fund maturity that does not exceed 60 calendar days.

In November 2012, the Financial Stability Oversight Committee, a board of U.S. regulators established by the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act), proposed recommendations for money market fund reform. In June 2013, the Securities and Exchange Commission (SEC) proposed two alternative proposals for money market fund reform, the first of which would require a floating NAV for prime institutional money market funds and the second of which would allow the use of liquidity fees and redemption gates in times of stress. In addition, each alternative proposal includes additional diversification and disclosure measures. On July 23, 2014, the SEC adopted final rules governing the structure and operations of money market funds. Among other things, the final rules (1) require “institutional prime money market funds” to price their shares using market values of their portfolio securities; (2) permit a board of a money market fund to (i) impose a liquidity fee up to 2% if the fund’s “weekly liquid assets” fall below 30% of its total assets; (ii) impose a 1% liquidity fee on all redemptions if a fund’s weekly liquid assets fall below 10% of its total assets; and (iii) suspend redemptions for up to 10 business days if weekly liquid assets fall below 30% of its total assets; and (3) amend money market fund diversification, stress testing and disclosure requirements, as well as provide additional transparency on portfolio holdings, including recent event disclosures on new Form N-CR. The compliance date for an institutional money market fund to float its NAV and for the redemption gates and liquidity fees is two years from the effective date of the SEC’s final rules, nine months after the effective date of such rules for new Form N-CR, and eighteen months after the effective date of such rules for the diversification, stress testing and other disclosures. Accordingly, IICO and the Board have commenced their consideration of these amendments and will take all required actions with regard to the Ivy Money Market Fund as soon as practicable. The SEC also re-proposed amendments to Rule 2a-7 and Form N-MFP to remove references to, or the requirement to rely upon, credit ratings, and to require money market funds to establish appropriate creditworthiness standards. It is possible that, if adopted, these additional amendments could further impact the operations of the Ivy Money Market Fund.

(1) U.S. Government Securities: See the section entitled U.S. Government Securities.

(2) Bank Obligations and Instruments Secured Thereby: Subject to the limitations described above, time deposits, certificates of deposit, bankers’ acceptances and other bank obligations if they are obligations of a bank subject to regulation by the U.S. government (including obligations issued by foreign branches of these banks) or obligations issued by a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation.

A bank includes commercial banks and savings and loan associations. Time deposits are monies kept on deposit with U.S. banks or other U.S. financial institutions for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case, the yield of these investments will be reduced.

(3) Commercial Paper Obligations Including Floating Rate Securities and Variable Rate Master Demand Notes: Commercial paper rated in one of the two highest categories by the required number of requisite NRSRO(s), or if not rated, of comparable quality and issued by a corporation in whose debt obligations the Fund may invest (see (4) below). See Appendix A for a description of some of these ratings. A floating rate security has an interest rate that changes whenever there is a change in a designated base rate. A variable rate master demand note represents a purchasing/selling arrangement of short-term promissory notes under a letter agreement between a commercial paper issuer and an institutional investor.

(4) Corporate Debt Obligations: Corporate debt obligations if they are rated at least A by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another NRSRO. See Appendix A for a description of some of these debt ratings.

(5) Foreign Obligations and Instruments: Subject to the diversification requirements applicable to the Fund under Rule 2a-7, the Fund may invest in foreign bank obligations, obligations of foreign branches of U.S. banks, obligations guaranteed by a bank or a corporation in whose obligations the Fund may invest and commercial paper of an approved foreign issuer. Each of these obligations must be U.S. dollar-denominated. Investments in obligations of U.S. branches of foreign banks will be considered to be U.S. securities if IICO has determined that the nature and extent of federal and state regulation and supervision of the branch in question is substantially equivalent to federal and state chartered or U.S. banks doing business in the same jurisdiction.

(6) Municipal Securities: Municipal securities if they are rated at least A by S&P or comparably rated by another NRSRO, or subject to a guarantee (such as a letter-of-credit or similar credit enhancement) by a corporation or bank in whose short-term obligations the Fund may invest and is otherwise permissible under Rule 2a-7.

(7) Certain Other Obligations: Obligations other than those listed in (1) through (6) only if any such other obligation is guaranteed as to principal and interest by either a bank in whose obligations the Fund may invest (see (2) above) or a corporation in whose commercial paper the Fund may invest (see (3) above) and otherwise permissible under Rule 2a-7.

The value of the obligations and instruments in which the Fund invests will fluctuate depending in large part on changes in prevailing interest rates. If these rates go up after the Fund buys an obligation or instrument, its value may go down; if these rates go down, its value may go up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term debt obligations than on long-term obligations. Long-term obligations (which often have higher yields) may fluctuate in value more than short-term ones. Changes in interest rates will be more quickly reflected in the yield of a portfolio of short-term obligations than in the yield of a portfolio of long-term obligations.

Ivy Municipal Bond Fund and Ivy Municipal High Income Fund (each, a Municipal Fund)

Municipal Bonds. Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various public purposes. The two main kinds of municipal bonds are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or special tax or other revenue source.

State and local government authorities and agencies may issue a special type of municipal bond called private activity bonds (PABs). Each Municipal Fund may purchase PABs only if the interest on them is free from Federal income taxation, although such interest may be an item of tax preference for purposes of the Federal alternative minimum tax (AMT). In general, PABs are revenue bonds and are issued by or on behalf of public authorities to obtain funds to finance privately operated facilities such as for energy and pollution control. PABs are also used to finance public facilities such as airports and mass transit systems. The credit quality of PABs usually is directly related to the credit standing of the user of the facilities being financed. Each Municipal Fund may invest an unlimited percentage of its assets in municipal bonds that are PABs.

Municipal leases and participation interests therein are another type of municipal bond (collectively, lease obligations). These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a variety of equipment and facilities. The factors to be considered in determining whether or not any rated municipal lease obligations are liquid include the following: (1) the frequency of trades and quotes for the obligations, (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers, (3) the willingness of dealers to undertake to make a market in the securities, (4) the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer, (5) the likelihood that the marketability of the obligation will be maintained through the time the instrument is held, (6) the credit quality of the issuer and the lessee, and (7) the essentiality to the lessee of the property covered by the lease. Unrated municipal lease obligations are considered illiquid.

Neither Municipal Fund has held, or intends to hold, municipal lease obligations directly as a lessor of the property, but each Municipal Fund may from time to time purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a Municipal Fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation. Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt, including voter referenda, interest rate limits or public sale requirements. Leases, installment purchases or conditional sale contracts have evolved as means for governmental issuers to acquire property and equipment without being required to meet these constitutional and statutory requirements. Many leases and contracts include non-appropriation clauses providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance restrictions. In determining the liquidity of a municipal lease obligation, the Investment Manager will differentiate between direct interests in municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-purchase agreement as its base. See Asset-Backed Securities. While the former may present liquidity issues, the latter are based on a well-established method of securing payment of a municipal lease obligation.

The Municipal Funds also may invest in municipal notes, which include tax anticipation notes (TANs), revenue anticipation notes (RANs), and bond anticipation notes (BANs). TANs are issued to finance working capital needs of municipalities.

Generally, TANs are issued in anticipation of future seasonal tax revenues, such as from income, sales, use and business taxes and are payable from these future revenues. RANs are issued in expectation of receipt of non-tax revenue, such as that available under Federal revenue-sharing programs. BANs are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the BANs.

The Investment Manager and the Municipal Funds rely on the opinion of bond counsel for the issuer of an obligation in determining whether the interest thereon is excludable from gross income for Federal income tax purposes. If the Internal Revenue Service (IRS) or a court holds that the interest on an obligation held by a Municipal Fund is subject to Federal income tax, that Municipal Fund may continue to hold the obligation. If the obligation is sold, a loss might occur upon such sale.

Municipal bonds vary widely as to their interest rates, degree of security and maturity. Bonds are selected on the basis of quality, yield and diversification. Factors that affect the yield on municipal bonds include general money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the nature of the issue. Lower-rated bonds (or unrated bonds of comparable quality as determined by the Investment Manager) usually, but not always, have higher yields than similar but higher-rated bonds (or unrated bonds of comparable quality as determined by the Investment Manager).

Medium- or lower-rated municipal securities (securities typically rated BBB+ or lower by S&P or comparably rated by another NRSRO, or, if unrated, determined by the Investment Manager to be of comparable quality) are frequently traded only in markets where the number of potential purchasers and sellers, if any, is very limited. This factor may have the effect of limiting the availability of the securities for purchase by a Municipal Fund and also may limit the ability of a Municipal Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets.

Low-rated securities (securities typically rated BB+ or lower by S&P or comparably rated by another NRSRO, or, if unrated, determined by the Investment Manager to be of comparable quality) (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. The market prices of these securities may fluctuate more than high-rated securities and may decline significantly in periods of general economic difficulty. The market for low-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing low-rated debt securities than with respect to higher-rated debt securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for low-rated debt securities, the Investment Manager’s research and credit analysis are an especially important part of managing securities of this type held by a Municipal Fund. The Investment Manager regularly monitors the issuers of low-rated debt securities in each Municipal Fund’s portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Municipal Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder if it determines this to be in the best interest of its shareholders. See Specific Securities and Investment Practices – Low-Rated Securities below.

Now or in the future, S&P may use different rating designations for municipal obligations depending on their maturities on issuance or other characteristics.

Credit ratings for individual securities may change from time to time, and, if unrated, Ivy Municipal Bond Fund is not required to dispose of any municipal bond if its rating falls below the rating required for its purchase, nor does such a fall in rating affect the amount of unrated municipal bonds which Ivy Municipal Bond Fund may buy.

Defensive Strategies and Temporary Investments. To shorten the average maturity of its portfolio, the Municipal Funds may buy municipal bonds that are payable in a relatively short time. This could be either because they were so payable when they were first issued or because they will mature shortly after purchase. Another reason for buying either these short-term municipal bonds or taxable obligations (i.e., obligations, the interest on which is subject to Federal income tax), up to the 20% limitation on taxable obligations described below, during normal circumstances is to keep assets at work until appropriate investments in longer-term municipal bonds can be made or in order to have cash available to pay for redemptions.

Short-term municipal bonds or taxable obligations purchased for defensive purposes will be held for as long as the Investment Manager believes a temporary defensive posture should be maintained. When bought during normal market conditions, they will be held until appropriate investments in longer-term municipal bonds are made or until they are sold to meet redemptions.

Risks of Certain Types of Municipal Bonds. At any one time, each Municipal Fund may invest significantly in revenue bonds, the principal and interest on which are payable from revenues derived from similar projects, including the following: electrical utilities, health care and life care facilities and small industries. A substantial amount of the assets of the Municipal Fund may therefore be invested in securities that are related in such a way that an economic, business or political development or change affecting one such security may likewise affect the other securities. For example, a declining market for health care facilities might adversely affect the ability of municipalities to make timely payments of principal and interest on revenue bonds to be paid from hospital revenues. Each Municipal Fund also could have more than 25% of its total assets invested in issuers in the same geographic area, but will not have more than 25% of its total assets in securities of issuers located in any one state.

Many of the lower-rated municipal bonds in which a Municipal Fund seeks to invest may be PABs. As discussed above under Municipal Bonds, the entity responsible for payment of the principal and interest on PABs usually is the nongovernmental user of the facility being financed by the bond issue. Consequently, to the extent a Municipal Fund invests in bonds payable from revenues from facilities or projects in any one industry, it will be subject to the risks inherent in that industry.

For example, a hospital’s gross receipts and net income available to service its debt are influenced by demand for hospital services, the ability of the hospital to provide the services required, management and medical capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding, and possible Federal legislation limiting the rates of increase of hospital charges. Significant events impacting the hospital industry in any one of these areas might adversely affect the industry’s ability to service its debt or to pay principal when due.

Life care facilities are an alternative form of long-term housing for the elderly. They are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures weighs importantly in the process. The facilities also may be impacted by the regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They also may face competition from alternative health care or conventional housing facilities in the private or public sector.

Tobacco Settlement Revenue Bonds. Tobacco settlement revenue bonds are secured by an issuing state’s proportionate share in the Master Settlement Agreement (MSA). The MSA is a settlement agreement between certain states and U.S. tobacco manufacturers representing approximately 95% of the combined market share of tobacco manufacturers. The MSA provides for payments by the tobacco manufacturers to the states, in perpetuity, in exchange for a release of claims against the manufacturers and a pledge of no further tobacco-related litigation.

A number of states have securitized the future flow of these payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. These bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to a Municipal Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, which in turn is dependent on many factors, including, but not limited to, annual U.S. cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be negatively affected if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers would cause a downward adjustment in the payment amounts. An MSA-participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Certain tobacco settlement revenue bonds are supported by an annual state appropriation to pay any shortfalls in the payment of principal and interest on the bonds and are backed by the revenues of the state. Bonds having this additional layer of credit support present less risk to a Municipal Fund than stand-alone MSA bonds.

Auction Rate Securities. Each Municipal Fund may buy auction rate securities, which are debt securities with an interest rate set at auction. Auction rate securities may be issued by state and local governments, agencies and authorities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The rate is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum rate. The rate set by the auction is the lowest rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities. In addition, there may be no active secondary market for these securities between auctions, and sales conducted on a secondary market may not be on terms favorable to the seller. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so, and therefore, there is no guarantee that a liquid market will exist for a Municipal Fund’s investments in auction rate securities at a time when that Municipal Fund wishes to dispose of such securities.

Limited Investment in Other Debt Securities. All of each Municipal Fund’s invested assets, other than cash or receivables, must be invested in municipal bonds, except that a limited amount of assets may be invested in specified debt securities that are referred to in the Prospectus as taxable obligations, which include repurchase agreements and certain derivative instruments (see discussion below). Under normal conditions, each Municipal Fund may invest in taxable obligations only if, after any such investment, not more than 20% of its total assets would consist of taxable obligations. However, as a temporary defensive measure, each Municipal Fund may invest up to all of its assets in taxable obligations.

The only taxable obligations that a Municipal Fund may purchase are (1) U.S. government securities, (2) obligations of U.S. banks and certain savings and loan associations, (3) U.S. dollar-denominated commercial paper and other cash equivalent securities issued by U.S. and foreign issuers, (4) any of the foregoing obligations subject to repurchase agreements and (5) credit default swaps on the debt of financial entities that insure municipal bonds. The taxable commercial paper a Municipal Fund may buy must, at the time of purchase, be rated at least A by S&P or comparably rated by another NRSRO or, if unrated, determined by the Investment Manager to be of comparable quality. See Appendix A for a description of these ratings.

Securities - General

The main types of securities in which the Funds may invest, subject to their respective investment policies and restrictions, include common stocks, preferred stocks, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The equity securities in which a Fund invests include preferred stock that converts into common stock. A Fund may invest in preferred stocks rated in any rating category of the NRSROs or unrated preferred stocks, subject to the Fund’s investment policies and restrictions. In the case of a “split-rated” security, which results when NRSROs rate the security at different rating levels (for example, BBB by S&P or comparably rated by another NRSRO), it is each Fund’s general policy to classify such security at the higher rating level where, in the judgment of the Investment Manager, such classification reasonably reflects the security’s quality and risk. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate debt securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, debt securities with longer maturities generally are more sensitive to interest rate changes than debt securities with shorter maturities.

Subject to its investment policies and restrictions, a Fund may invest in debt securities rated in any rating category of the NRSROs, including securities rated in the lowest category (securities rated D by S&P or comparably rated by another NRSRO). Debt securities rated D by S&P or comparably rated by another NRSRO are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB- by S&P or comparably rated by another NRSRO are considered to be investment grade debt securities; however, securities rated BBB- or comparably rated by another NRSRO may have speculative characteristics and involve greater risk of default or price changes. In addition, a Fund will treat unrated securities determined by the Investment Manager to be of comparable quality to a rated security as having that rating.

While credit ratings are only one factor the Investment Manager relies on in evaluating high-yield (low-rated) debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a Fund may retain a portfolio security whose rating has been changed. In addition, a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. Credit ratings represent the NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. See Appendix A to this SAI for a description of bond ratings.

Subject to its investment policies and restrictions, a Fund may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security (commonly called “equity-linked debt securities”). The issuer of such debt securities is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and also may be influenced by interest rate changes. In addition, although equity-linked debt securities typically are adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

Subject to its investment policies and restrictions, a Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed-income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the security’s offering document. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying stock, sell it to a third party or permit the issuer to redeem the security. Convertible securities typically are issued by smaller capitalized companies whose stock prices may be volatile. Thus, any of these actions could have an adverse effect on a Fund’s ability to achieve its investment objective(s).

Subject to its investment policies and restrictions, a Fund also may invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer’s common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer’s common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, however, the market value of the convertible preferred stock is less volatile than the related common stock of the issuer.

Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Funds.

Specific Securities and Investment Practices

Banking Industry and Savings and Loan Obligations

Certificates of deposit are certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers’ acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits generally are similar to certificates of deposit, but are uncertificated. Each Fund’s investments in certificates of deposit, time deposits, and bankers’ acceptances are limited to obligations of (i) U.S. banks having total assets in excess of $500,000,000 (as of the date of their most recent financial statements at the time of investment), (ii) U.S. banks which do not meet the $500,000,000 asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (FDIC), (iii) savings and loan associations, which have total assets in excess of $500,000,000 and which are members of the FDIC, and (iv) foreign banks if the obligation is, in the opinion of the Investment Manager, of an investment quality comparable to other debt securities which may be purchased by the Fund. Each Fund’s investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $500,000,000 and whose deposits are insured by the FDIC. Bank deposits are not marketable, and a Fund may invest in them subject to its investment restrictions regarding illiquid investments, unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Borrowing

Each Fund may borrow money only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Proceeds from borrowings will be used for temporary, extraordinary or emergency purposes, including temporary purposes associated with the Interfund Lending Program discussed below. Interest on money borrowed is an expense a Fund would not otherwise incur, and as a result, it may have reduced net investment income during periods of outstanding borrowings. If a Fund does borrow money, its share price may be subject to greater fluctuation until the borrowing is paid off.

Exchange-Traded Funds

Subject to its investment policies and restrictions, and only to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief, a Fund (other than Ivy Money Market Fund) may invest in exchange-traded funds (ETFs) for various purposes. For example, a Fund may invest in S&P 500 Depositary Receipts (SPDRs), which track the S&P 500 Index; S&P MidCap 400 Depositary Receipts (MidCap SPDRs), which track the S&P MidCap 400 Index; and “Dow Industrial Diamonds,” which track the Dow Jones Industrial Average, or in ETFs that track other indexes, provided that such investments are consistent with the Fund’s investment objective(s) as determined by the Investment Manager. Each of these securities represents shares of beneficial interest in a trust, or series of a trust, that typically holds a proportionate amount of shares of all stocks included in the relevant underlying index. Since most ETFs are a type of investment company, a Fund’s purchases of ETF shares are subject to its investment restrictions regarding investments in other investment companies.

An ETF’s shares have a market price that approximates the NAV of the ETF’s portfolio, which is designed to track the designated index or the NAV of the underlying basket of commodities or commodities futures, as applicable. ETF shares are exchange-traded and as with other equity transactions, brokers charge a commission in connection with the purchase of shares of ETFs. In addition, an asset management fee is charged against the assets of an ETF (which is charged in addition to the investment management fee paid by a Fund).

Trading costs for ETFs can be higher than those for stock index futures contracts, but, because ETFs trade like other exchange-listed equities, they represent a relatively quick and convenient method of using a Fund’s assets to track the return of a particular stock index.

Investments in an ETF generally present the same primary risks as investments in a conventional mutual fund that is not exchange-traded. The price of an ETF can fluctuate, and a Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade at a premium or discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Foreign Securities and Currencies

Subject to its investment policies and restrictions, a Fund may invest in the securities of foreign issuers, including depositary receipts. In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depositary receipts (ADRs), in registered form, are U.S. dollar-denominated receipts typically issued by a U.S. bank representing ownership of a specific number of shares in a non-U.S. corporation. ADRs are quoted and traded in U.S. dollars in the U.S. securities market. An ADR is sponsored if the original issuing company has selected a single U.S. bank to serve as its U.S. depositary and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depositary. Companies that sponsor ADRs must also provide their ADR investors with English translations of company information made public in their own country of domicile. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on U.S. stock exchanges. Unsponsored ADRs typically are created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depositary. Unsponsored shares issued after 1983 are not eligible for U.S. stock exchange listings, and they do not generally include voting rights.

Global depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depositary receipts are designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders.

The Investment Manager believes that investing in foreign securities involves investment opportunities as well as risks. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies also may differ favorably or unfavorably from U.S. companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and the value of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. The Investment Manager believes that a Fund’s ability to invest its assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including: the possibility of expropriation or nationalization of assets; confiscatory taxation; restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars (which also may affect the liquidity of such investments), such as those applicable to certain investments in China; or other government intervention. There may be greater possibility of default by foreign governments or government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Investment Manager will be able to anticipate these potential events or counter their effects.

Certain foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

As a general rule, the country designation for a security for purposes of a Fund’s investment policies and restrictions regarding foreign securities is the issuer’s country of domicile, as indicated by a third-party source (for example, Bloomberg). However, pursuant to its procedures, the Investment Manager may request a different country designation due to certain identified circumstances. For example, an issuer’s country designation could be changed to: (i) the country in which the security is principally traded (determined based on a percentage of the total volume traded); (ii) the country from which the issuer, during the issuer’s most recent fiscal year, derived at least 50% of its revenues or profits (from goods produced or sold, investments made, or services performed); (iii) the country where the issuer has at least 50% of its assets; or (iv) the country under whose laws the guarantor of the security is organized. The request to change a security’s country designation must be approved by IICO’s Emerging Issues Committee.

Investments in obligations of U.S. branches of foreign banks will be considered U.S. securities if the Investment Manager has determined that the nature and extent of Federal and state regulation and supervision of the branch in question are substantially equivalent to Federal or state-chartered U.S. banks doing business in the same jurisdiction.

Subject to its investment policies and restrictions, a Fund may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts. The Funds may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. See Options, Futures and Other Derivatives Strategies - Forward Currency Contracts.

Foreign Currencies. Investment in foreign securities usually will involve currencies of foreign countries. Moreover, subject to its investment policies and restrictions, a Fund (other than Ivy Money Market Fund and the Municipal Funds) may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase and sell forward foreign currency contracts. Because of these factors, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although a Fund’s custodian values the Fund’s assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis, and for certain investments, there may be restrictions imposed by a foreign government on the conversion of its currency to U.S. dollars (or other currencies). Generally, however, a Fund will convert its holdings of foreign currencies into U.S. dollars, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies, which can include other transaction costs. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. A Fund will conduct its foreign currency exchange transactions either on a spot (that is, cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

Because a Fund may invest in both U.S. and foreign securities markets, subject to its investment policies and restrictions, changes in the Fund’s share price may have a low correlation with movements in U.S. markets. Each Fund’s share price will reflect the movements of the different markets in which it invests (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of a Fund’s investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

A Fund usually effects currency exchange transactions on a spot (that is, cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange will be incurred when the Fund converts assets from one currency to another. Further, a Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. For example, in order to realize the value of a foreign investment, the Fund must convert that value, as denominated in its foreign currency, into U.S. dollars using the applicable currency exchange rate. The exchange rate represents the current price of a U.S. dollar relative to that foreign currency; that is, the amount of such foreign currency required to buy one U.S. dollar. If a Fund holds a foreign security which has appreciated in value as measured in the foreign currency, the level of appreciation actually realized by the Fund may be reduced or even eliminated if the foreign currency has decreased in value relative to the U.S. dollar subsequent to the date of purchase. In such a circumstance, the cost of a U.S. dollar purchased with that foreign currency has gone up and the same amount of foreign currency purchases fewer dollars than at an earlier date.

Emerging Market Securities. The risks of investing in foreign countries are intensified in developing countries, or emerging markets. A developing country is a nation that, in the Investment Manager’s opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France, Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Unless a Fund contains an alternative definition of an emerging market country in its prospectus (such as Ivy Emerging Markets Equity Fund), the Investment Manager considers countries having developing markets to be all countries that generally are considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. In addition, developing market securities means (i) securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such developing market countries or sales made in such developing market countries or (iii) securities of companies organized under the laws of, and with a principal office in, a developing market country.

Some of the risks to which a Fund may be exposed by investing in securities of emerging markets are: restrictions placed by the government of a developing country related to investment, currency exchange controls, and repatriation of the proceeds of investment in that country; fluctuation of a developing country’s currency against the U.S. dollar; unusual price volatility in a developing country’s securities markets; government involvement in the private sector, including government ownership of companies in which the Fund may invest; limited information about a developing market; high levels of tax levied by developing countries on dividends, interest and capital gains; the greater likelihood that developing markets will experience more volatility in inflation rates than developed markets; the greater potential that securities purchased by the Fund in developing markets may be fraudulent or counterfeit due to differences in the level of regulation, disclosure requirements and recordkeeping practices in those markets; risks related to the liquidity and transferability of investments in certain instruments, such as loan participations, that may not be considered “securities” under local law; settlement risks, including potential requirements for the Fund to render payment prior to taking possession of portfolio securities in which it invests; the possibility of nationalization, expropriation or confiscatory taxation; favorable or unfavorable differences between individual foreign economies and the U.S. economy, such as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position; additional costs associated with any investment in non-U.S. securities, including higher custodial fees than typical U.S. custodial arrangements, transaction costs of foreign currency conversions and generally higher commission rates on portfolio transactions than prevail in U.S. markets; relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities; greater social, economic and political instability, including the risk of war; lack of availability of currency hedging or other risk management techniques in certain developing countries; the fact that companies in developing countries may be newly organized and may be smaller and less seasoned; differences in accounting, auditing and financial reporting standards; the heightened risks associated specifically with establishing record ownership and custody of securities; and limitations on obtaining and enforcing judgments against non-U.S. residents.

Foreign Sovereign Debt Obligations. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities also may be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Illiquid Investments

Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

(1) repurchase agreements not terminable within seven days;

(2) non-negotiable certificates of deposit (typically those not issued in bearer form) and bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;

(3) interest-only and principal only stripped asset-backed securities issued by non-governmental issuers;

(4) swaps, caps, collars and floors;

(5) restricted securities and securities sold in private placements or otherwise not registered under the Securities Act of 1933, as amended (1933 Act) (other than Rule 144A securities and Section 4(a)(2) commercial paper, and master demand notes for which principal and accrued interest is payable on demand or within seven days after demand); and

(6) unrated municipal lease obligations.

Generally, a swap, cap, collar or floor will be deemed illiquid to the extent of a Fund’s obligations under the transaction.

Illiquid securities also may include Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws), Section 4(a)(2) commercial paper, rated municipal lease obligations and certificates of participation, and interest-only and principal-only stripped mortgage-backed securities that are U.S. government securities; these securities are considered illiquid unless the Investment Manager, acting pursuant to guidelines established by the Board, determines they are liquid.

In addition, a Fund considers foreign securities in its portfolio that are subject to a limitation lasting more than seven days on the repatriation of the proceeds of a sale or other disposition of the securities as illiquid.

If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% (5% for Ivy Money Market Fund) of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

The Investment Manager believes that, at times, it is in the best interest of a Fund to be able to invest in illiquid securities up to the maximum amount allowable under the Fund’s investment restriction on illiquid investments. The Investment Manager believes that the risk of investing in illiquid securities is manageable, considering the availability of certain securities that are currently considered illiquid but have widely established trading markets. For example, there has been significant growth in the types and availability of structured products, including: asset backed securities (which also includes many mortgage-backed securities), collateralized bond obligations, collateralized mortgage obligations, collateralized debt obligations and commercial mortgage-backed securities. Since many of these securities are initially offered as individual issues, they often are deemed illiquid. See Mortgage-Backed and Asset-Backed Securities for more information on these types of securities.

Credit derivatives, such as credit default swaps, have also grown in both popularity and availability over the past few years and may be used by the Funds. See the section entitled Options, Futures and Other Derivatives Strategies - Swaps, Caps, Floors and Collars for more information about credit default swaps.

Additionally, it has become easier for institutional investors to structure their own investments. For example, if the Investment Manager desired Korean exposure for a Fund, instead of following difficult procedures for direct investment, the Investment Manager could, instead, invest in a specialized over-the-counter (OTC) bond or other instrument with an investment banker which would pay the same as the return on the Korean bond market without having to physically invest in the Korean market.

Indexed Securities and Structured Notes

Each Fund may invest in structured notes or other indexed securities, subject to its operating policy regarding financial instruments and other applicable restrictions. Structured notes are derivative debt instruments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices or other financial indicators (reference instruments). Indexed securities may include structured notes and other securities wherein the interest rate or principal are determined by a reference instrument. Indexed securities are securities, the value of which vary in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Subject to the requirements of Rule 2a-7, Ivy Money Market Fund may purchase securities, the value of which vary in relation to the value of financial indicators such as other securities, securities indexes or interest rates, as long as the indexed securities are U.S. dollar-denominated. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific index, instrument or statistic. Most structured notes and indexed securities are fixed-income securities that have maturities of three years or less. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the indexed security. Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.

Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note or indexed security’s issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Further, in the case of certain structured notes or indexed securities, the interest rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to a Fund.

The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

The Investment Manager will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of a Fund’s investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Initial Public Offerings

Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences (resulting from the recognition of net short-term capital gains). The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Fund’s portfolio as the Fund’s assets increase (and thus have a more limited effect on the Fund’s performance).

Investment Company Securities

Each Fund (other than Ivy Money Market Fund and the Municipal Funds) may purchase shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief and subject to its other investment policies and restrictions. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees; therefore, if a Fund acquires shares of an investment company, the Fund’s shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such investment company.

Closed-end Investment Companies. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their NAVs. Shares of closed-end investment companies also may trade at a discount to NAV, which means a Fund may have to sell shares at a price lower than their NAV per share. Additionally, closed-end investment company shares may be halted or delisted by the listing exchange. Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. The 1940 Act restrictions on investments in securities of other investment companies may limit opportunities that some of the Funds otherwise permitted to invest in foreign securities otherwise would have to invest indirectly in certain developing markets. Funds will incur brokerage costs when purchasing and selling shares of closed-end investment companies.

Business Development Companies. Subject to its investment policies and restrictions, a Fund (other than Ivy Money Market Fund and the Municipal Funds) may invest in shares of business development companies (BDCs). BDCs are a type of closed-end investment company regulated by the 1940 Act and typically invest in and lend to small and medium-sized private companies that may not have access to public equity markets for capital raising. BDCs invest in such diverse industries as healthcare, chemical, manufacturing, technology and service companies. A BDC must invest at least 70% of the value of its total assets in certain asset types, which typically are the securities of private U.S. businesses, and must make available significant managerial assistance to the issuers of such securities. BDCs often offer a yield advantage over other types of securities. Managers of BDCs may be entitled to compensation based on the BDC’s performance, which may result in a manager of a BDC making riskier or more speculative investments in an effort to maximize incentive compensation and higher fees.

Because BDCs typically invest in small and medium-sized companies, a BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group. Accordingly, the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase the BDC’s volatility and risk. Investments made by BDCs generally are subject to legal and other restrictions on resale and are otherwise less liquid than publicly traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which the Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. BDCs also may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a BDC experiences the need to write down the value of an investment, which tends to increase the BDC’s volatility and risk.

Investments in BDCs are subject to management risk, including the ability of the BDC’s management to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV. Like an investment in other investment companies, a Fund will indirectly bear its proportionate share of any management and other expenses charged by the BDCs in which it invests.

BDCs may employ the use of leverage through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility of the BDC and the possibility that the BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

ETFs. For information on ETFs, see Exchange-Traded Funds.

Lending Securities

For the purpose of realizing additional income or offsetting expenses, each Fund may (but currently does not intend to) make secured loans of portfolio securities up to the maximum amount of its total assets allowed under the 1940 Act (currently, one-third of total assets which, for purposes of this limitation, include the value of collateral received in return for securities loaned).

If a Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not loaned the securities. The Fund also receives additional compensation. Under a Fund’s securities lending procedures, the Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by the Investment Manager. The creditworthiness of entities to which a Fund makes loans of portfolio securities is monitored by the Investment Manager throughout the term of the loan.

Any securities loans that a Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. Under the present Guidelines, the collateral must consist of cash or U.S. government securities or bank letters of credit, at least equal in value to the market value of the securities loaned on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Fund to receive interest on the investment of the cash collateral or to receive interest on the U.S. government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

The letters of credit that a Fund may accept as collateral are agreements by banks (other than the borrowers of the Fund’s securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Fund, while the letter is in effect, amounts demanded by the Fund if the demand meets the terms of the letter. The Fund’s right to make this demand secures the borrower’s obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Fund’s custodian bank) must be satisfactory to the Investment Manager. The Fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the Fund gives notice to do so. If the Fund loses its voting rights on securities loaned, it will not be able to have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. The Fund may pay reasonable finder’s, administrative and custodian fees in connection with loans of securities.

Some, but not all, of these rules are necessary to meet regulatory requirements relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. The requirements do not cover the rules which may be changed without shareholder vote, as to: (1) whom securities may be loaned; (2) the investment of cash collateral; or (3) voting rights.

There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases. There also may be risks of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower fail financially.

Interfund Lending

Pursuant to an exemptive order issued by the SEC, the Funds and Advisors Fund Complex (Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios and InvestEd Portfolios; referred to with the Funds for purposes of this section as Funds) will have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (an Interfund Loan), subject to meeting the conditions of the SEC exemptive order. All Interfund Loans would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Agreement, entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may make an unsecured borrowing under the Interfund Lending Program if its outstanding borrowings from all sources immediately after the borrowing under the Interfund Lending Program are equal to or less than 10% of its total assets, provided that, if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund’s borrowing under the Interfund Lending Program will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing under the Interfund Lending Program exceed 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. A Fund may not borrow under the Interfund Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets.

No Fund may lend to another Fund through the Interfund Program if the loan would cause the lending Fund’s aggregate outstanding loans through the Interfund Program to exceed 15% of its current net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Fund and the borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that the borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs. No Fund may borrow more than the amount permitted by its investment limitations.

Loans and Other Direct Debt Instruments

Loans. Subject to their respective investment policies and restrictions, the Funds may purchase loan participations (sometimes called bank loans). Loan participations are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, or investment banks). Purchasers of participation interests do not have any direct contractual relationship with the borrower. Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. In an assignment, the Fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest also may limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

Most loan participations are secured, and most impose restrictive covenants that must be met by the borrower. These loans typically are made by a syndicate of banks and institutional investors, which are represented by an agent bank that has negotiated and structured the loan and that is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and pre-funded or synthetic letters of credit.

A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by a Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which a Fund will invest, however, the Investment Manager will not rely on that credit analysis of the agent bank but will perform its own investment analysis of the borrowers.

The Investment Manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of the loans a Fund will invest in will be rated by one or more NRSROs. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Fund’s credit quality policy. Some floating rate loans and other debt securities are not rated by any NRSRO. Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

Corporate loans in which a Fund may purchase a loan assignment are made generally to provide bridge loans (temporary financing), finance internal growth, mergers, acquisitions (acquiring another company), recapitalizations (reorganizing the assets and liabilities of a borrower), stock purchases, leverage buy-outs (taking over control of a company), dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by a Fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. A Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the Investment Manager believes are attractive arise.

Certain of the loans acquired by a Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the Fund is committed to make additional loans under such an assignment, it will at all times, designate cash or securities in an amount sufficient to meet such commitments. A revolving credit facility may require the Fund to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

Notwithstanding its intention in certain situations to not receive material non-public information with respect to its management of investments in floating rate loans, the Investment Manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held by a Fund’s portfolio. Possession of such information may in some instances occur despite the Investment Manager’s efforts to avoid such possession, but in other instances, the Investment Manager may choose to receive such information (for example, in connection with participation in a creditor’s committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Investment Manager’s ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information. Such limitations on the Investment Manager’s ability to trade could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the Investment Manager may hold other securities issued by borrowers whose floating rate loans may be held by a Fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held by the Fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the Investment Manager may owe conflicting fiduciary duties to the Fund and other client accounts. The Investment Manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Investment Manager’s client account collectively held only a single category of the issuer’s securities.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent’s general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower’s bankruptcy or insolvency, the borrower’s obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Collateral. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser’s security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower’s cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the Federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rate Loans. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates generally are the London Interbank Offered Rate (LIBOR), the Certificate of Deposit (CD) Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower.

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans’ values when interest rates change.

The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower’s financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal’s being reinvested in floating rate loans with lower yields.

A Fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see Fundamental Investment Restrictions). For purposes of these restrictions, a Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a Fund and the borrower, if the participation interest does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund’s ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement also may contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Direct Debt Instruments. A Fund may invest in direct debt instruments, subject to its policies and restrictions regarding the quality of debt securities. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and principal when due.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments also may involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on research by the Investment Manager in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan often is administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Investments in direct debt instruments may entail less legal protection for the Fund. Direct indebtedness purchased by the Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid. The Fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments. Other types of direct debt instruments, such as loans through direct assignment of a financial institution’s interest with respect to a loan, may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

A Fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of these limitations, a Fund generally will treat the borrower as the issuer of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as issuers for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Low-Rated Securities

Debt securities rated below the four highest categories (that is, below BBB- by S&P, for example) are not considered investment grade obligations and commonly are called “junk bonds” or “high yield”. These securities are predominately speculative and present more credit risk than investment grade obligations with respect to the issuer’s continuing ability to meet principal and interest payments.

Low-rated debt securities (including unrated securities determined by the Investment Manager to be of comparable quality) generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. The market prices of these securities may fluctuate more than high-rated securities and may decline significantly in periods of general economic difficulty. In addition, the markets in which low-rated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily NAV of the Fund’s shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing low-rated debt securities than with respect to higher-rated debt securities for which more external sources of quotations and last sale information are available. Similarly, analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities.

Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low-rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, a Fund may incur additional expenses to seek recovery and lose all or part of its investment.

Distressed Debt Securities. Subject to its investment policies and restrictions, a Fund (other than Ivy Money Market Fund) may invest in distressed companies (generally, debt securities rated below CCC+ by S&P, for example) (or, if unrated, determined by the Investment Manager to be of comparable quality) (generally referred to as Distressed Debt). Investing in Distressed Debt includes investing in securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy. A Fund’s investment in Distressed Debt typically involves the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank.

Loan participations represent fractional interests in a company’s indebtedness and generally are made available by banks or other institutional investors. By purchasing all or a part of a loan participation, a Fund, in effect, steps into the shoes of the lender. Distressed Debt purchased by a Fund may be in the form of loans, notes or bonds. If the loan is secured, a Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders otherwise no such priority of claims exists.

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a Fund invests in these securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Distressed Debt securities typically are unrated, lower-rated, in default or close to default. Also, Distressed Debt generally is more likely to become worthless than the securities of more financially stable companies. An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact Fund performance. These debt securities are subject to interest rate, credit and prepayment risk. An increase in interest rates will reduce the resale value of debt securities and changes in the financial condition or credit rating of an issue may affect the value of its debt securities. Issuers may prepay their obligations on fixed rate debt securities when interest rates decline, which can shorten a security’s maturity and reduce a Fund’s return.

Debt securities rated below investment grade, and the type of Distressed Debt securities which a Fund may purchase, generally are considered to have more risk than higher-rated debt securities. They also may fluctuate more in price, and are less liquid than higher-rated debt securities. Their prices are especially sensitive to developments affecting the company’s business and to ratings changes, and typically rise and fall in response to factors that affect the company’s stock prices. Issuers of such Distressed Debt are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that a Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations in indebtedness, such as a Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, a Fund incurs the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

Master Limited Partnerships

Subject to their respective investment policies and restrictions, the Funds (other than Ivy Money Market Fund and the Municipal Funds) may invest in master limited partnerships (MLPs). An MLP is a limited partnership (or similar entity that is classified as a partnership for Federal tax purposes), the interests in which are publicly traded. MLP units generally are registered with the SEC and are freely traded on a securities exchange or in the OTC market. Many MLPs operate in the oil and gas industries, including energy processing and distribution. MLPs often are pass-through entities or businesses that are taxed at the security holder level and generally are not subject to Federal or state income tax at the entity level. Annual income, gains, losses, deductions and credits of an MLP pass through directly to its security holders. Distributions from an MLP, whether they are attributable to its annual net income that is passed through or consist in part of a return of the amount originally invested, would not be taxable, to the extent they do not exceed the investor’s adjusted tax basis in its MLP interest. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of an MLP.

Investing in MLPs generally is subject to risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors (for example, owners of common units in an MLP may have limited voting rights and no ability to elect directors, trustees or other managers). Although unitholders of an MLP generally are limited in their liability, similar to a corporation’s shareholders, an MLP’s creditors typically have the right to seek the return of distributions made to the MLP’s unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to the unitholder even after the units are sold.

MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or geographic region are subject to the risks associated with such industry or region (such as the risks associated with investing in the real estate or oil and gas industries). Investments held by an MLP may be relatively illiquid, limiting the MLP’s ability to vary its portfolio promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Net income from an interest in a “qualified publicly traded partnership” (QPTP), which many MLPs are treated as for Federal tax purposes, is “qualifying income” for an entity such as a Fund that is a RIC. Please see the section entitled Taxation of the Funds for additional information regarding the tax consequences of a Fund’s investing in a QPTP.

Money Market Instruments

Money market instruments are high-quality, short-term debt instruments. They may include U.S. government securities, commercial paper and other short-term corporate obligations, certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

Mortgage-Backed and Asset-Backed Securities

Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The U.S. government mortgage-backed securities in which a Fund may invest include mortgage-backed securities issued by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae) or Federal Home Loan Mortgage Corporation (Freddie Mac). Other mortgage-backed securities are issued by private issuers, generally the originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

Ginnie Mae is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned by stockholders. It is subject to general regulation by the Federal Housing Finance Authority (FHFA). Fannie Mae purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on pass-through securities that it issues, but those securities are not backed by the full faith and credit of the U.S. government. Freddie Mac is a government sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned by stockholders. Freddie Mac issues participation certificates, which represent interests in mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on the participation certificates it issues, but those are not backed by the full faith and credit of the U.S. government.

The Treasury historically has had the authority to purchase obligations of Fannie Mae and Freddie Mac; however, in 2008, due to capitalization concerns, Congress provided the Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock, as described below. In September 2008, those capital concerns led the Treasury and the FHFA to announce that Fannie Mae and Freddie Mac had been placed in conservatorship.

Since that time, Fannie Mae and Freddie Mac have received significant capital support through Treasury preferred stock purchases as well as Treasury and Federal Reserve purchases of their mortgage backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth. From the end of 2007 through the first quarter of 2014, Fannie Mae and Freddie Mac required Treasury support of approximately $187.5 billion through draws under the Treasury’s preferred stock purchase agreements. They have repaid approximately $213 billion in aggregate cash dividends. Both Fannie Mae and Freddie Mac ended the first quarter of 2014 with positive net worth, and neither has required a draw from the Treasury since the second quarter of 2012. However, FHFA previously predicted that cumulative Treasury draws (including dividends) at the end of 2015 could range from $191 billion to $209 billion. Accordingly, no assurance can be given that the Federal Reserve, Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities remains in question as the U.S. government is considering multiple options, ranging from significant reform, nationalization, privatization, consolidation, or abolishment of the entities.

The FHFA and the Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15 percent (up from the previously agreed annual rate of 10 percent), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. government (although that rating did not directly relate to their mortgage-backed securities). The U.S. government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.

A Fund may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and a Fund may invest in them if the Investment Manager determines that such investments are consistent with the Fund’s objective(s) and investment policies.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor’s initial investment, even if the security is guaranteed by the U.S. government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities also may depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

Special Characteristics of Mortgage-Backed and Asset-Backed Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount.

In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Yields on pass-through securities typically are quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage-backed securities to fluctuate rapidly. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Municipal Obligations

Municipal obligations are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main kinds of municipal bonds are general obligation bonds and revenue bonds. The issuer of a general obligation bond has pledged its full faith, credit and taxing power for the payment of principal and interest on the bond. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or special tax or other revenue source. Private activity bonds (PABs) are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Their credit quality usually is directly related to the credit standing of the user of the facilities being financed. See Ivy Municipal Bond Fund and Ivy Municipal High Income Fund – Municipal Bonds.

Natural Resources and Physical Commodities

When a Fund invests in securities of companies engaged in natural resources activities, the Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund’s securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources also may fluctuate directly with respect to real and perceived inflationary trends and various political developments. In selecting the Fund’s investments, the Investment Manager will consider each company’s ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company’s failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the U.S. are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations also may hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

Generally, energy commodities, such as coal, natural gas and crude oil, have distinctly higher volatility than other types of commodities, due in part to real time pricing and cross-commodity arbitrage described below. In purchasing related securities, the Investment Manager considers the integration of derivatives and physical trades for risk management in a real-time environment. As well, scheduling receipts, deliveries and transmission of a commodity can all impact investments in commodities. Energy commodities have unique market risks and physical properties which can affect the available supply. Factors unique to energy commodities include: research and development, location, recovery costs, transportation costs, conversion costs and storage costs, as well as global demand and other events that can affect demand such as war, weather and alternative energy sources. Natural gas and crude oil are especially susceptible to changes in supply and global demand.

An investor in commodities must be able to manage cross-commodity arbitrage, that is, the ability to determine positions stated in equivalent units of measure (e.g., British thermal units). When assessing an investment opportunity – in coal, natural gas or crude oil – this calculation can be critical in determining the success an investor has when calculating how a trade breaks down into a single common denominator. Coal tolling, for instance, involves the conversion of coal to electricity for a fee. The tolling of coal gives marketers, suppliers and generators another arbitrage opportunity if there is a disparity between coal and electricity prices, while providing some added liquidity between the two commodities.

Principal risks of investing in certain types of commodities include:

•	cross-commodity arbitrage can negatively impact the Fund’s investments;

•

fluctuations in demand can negatively impact individual commodities: alternative sources of energy can create unforeseen competition; changes in weather can negatively affect demand; and global production can alter demand and the need for specific sources of energy;

•

fluctuations in supply can negatively impact individual commodities: transportation costs, research and development, location, recovery/retrieval costs, conversion costs, storage costs and natural disasters can all adversely impact different investments and types of energy;

•	environmental restrictions can increase costs of production;

•	restrictions placed by the government of a developing country related to investment, exchange controls, and repatriation of the proceeds of investment in that country; and

•	war can limit production or access to available supplies and/or resources.

Investments in precious metals (such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time, as well as increasing regulation. On the other hand, investments in precious metals, coins or bullion could help to moderate fluctuations in the value of the Fund’s holdings, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals.

Because precious metals and other commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. A Fund also may incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When a Fund purchases a precious metal or other physical commodity, the Investment Manager currently intends that it will only be in a form that is readily marketable. To continue to qualify as a RIC, a Fund may not derive more than 10% of its yearly gross income from gains resulting from selling precious metals or any other physical commodity (or options or futures contracts thereon unless the gain is realized from certain hedging transactions) and other “non-qualifying income.” See Taxation of the Funds and Subsidiary Investments. Accordingly, a Fund may be required to hold its precious metals or sell them at a loss, or to sell some portfolio securities at a gain, when, for investment reasons, it would not otherwise do so. Each of Ivy Asset Strategy Fund and Ivy Emerging Markets Equity Fund seeks to increase its exposure to commodities, including precious metals, derivatives and commodity-linked instruments through investments in a wholly owned and controlled Cayman Islands subsidiary. See Subsidiary Investments below.

The ability of a Fund to purchase and hold precious metals such as gold, silver and platinum may allow it to benefit from a potential increase in the price of precious metals or stability in the price of such metals at a time when the value of securities may be declining. For example, during periods of declining stock prices, the price of gold may increase or remain stable, while the value of the stock market may be subject to general decline.

Precious metal prices are affected by various factors, such as economic conditions, political events and monetary policies. As a result, the prices of gold, silver or platinum may fluctuate widely. The sole source of return to a Fund from such investments will be gains realized on their sale; a negative return will be realized if the metal is sold at a loss. Investments in precious metals do not provide a yield. A Fund’s direct investment in precious metals is limited by tax considerations. See Taxation of the Funds.

Options, Futures and Other Derivatives Strategies

General. The Investment Manager may use certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) in an attempt to enhance income or yield, to hedge, to gain exposure to securities, sectors or geographical areas or to otherwise manage the risks of a Fund’s investments.

Generally, each Fund (other than Ivy Money Market Fund) may purchase and sell any type of Financial Instrument. However, as an operating policy, a Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since each Fund (other than Ivy Money Market Fund) is authorized to invest in foreign securities denominated in other currencies, each such Fund may purchase and sell foreign currency derivatives.

Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund’s portfolio. Thus, in a short hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security. Therefore, the transaction relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund’s holdings is the same as if the underlying security had been purchased and later sold, and the transaction could be viewed as speculative.

Financial Instruments involving underlying securities may be used in an attempt to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Financial Instruments involving underlying indexes, in contrast, may be used to attempt to hedge against price movements in market sectors in which a Fund has invested or expects to invest, respectively. Financial Instruments involving underlying debt securities may be used in an attempt to hedge either individual securities or broad debt market sectors.

In addition, Financial Instruments also may be used in seeking to gain exposure to securities, sectors, markets or geographical areas. Financial Instruments can be used individually, as in the purchase of a call option, or in combination, as in the purchase of a call option and a concurrent sale of a put option, as an alternative to purchasing securities. Financial Instruments may be used in this manner in seeking to gain exposure more efficiently than through a direct purchase of the underlying security or to more specifically express the outlook of the Investment Manager.

The enactment of the Dodd-Frank Act resulted in historic and comprehensive statutory reform of certain OTC derivatives, including the manner in which they are designed, negotiated, reported, executed, settled (or “cleared”) and regulated.

Specifically, the Commodity Futures Trading Commission (CFTC) and SEC are required to mandate by regulation that, under certain circumstances, certain swaps, previously traded OTC, be executed in a regulated, transparent market and settled by means of a central clearing house. Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the derivatives clearing organization or by a clearing member or futures commission merchant through which a swap is submitted for clearing. Some swaps are now, and more in the future are expected to be, centrally cleared. The extent and impact of the new regulations are not yet fully known and may not be for some time. Any such changes may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of the Fund to be used for collateral in support of those derivatives than is currently the case, or restrict the ability of the Fund to enter into certain types of derivative transactions, or could limit the Fund’s ability to pursue its investment strategies.

In 2012, the CFTC made substantial amendments to the permissible exemptions, and to the conditions for reliance on the permissible exemptions, from registration as a commodity pool operator. Under these amendments, if a Fund uses commodity interests (such as futures contracts, options on futures contracts and most swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s liquidation value, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established may not exceed 100% of the Fund’s liquidation value (after taking into account unrealized profits and unrealized losses on any such positions) unless it has registered as a commodity pool operator. The Investment Manager, in its management of each Fund, currently is complying, and intends to continue to comply, with at least one of the two alternative limitations described above. Accordingly, the Investment Manager has claimed an exclusion from the definition of the term “commodity pool operator” with respect to each Fund under the Commodity Exchange Act (CEA) and the regulations thereunder.

In addition to complying with these de minimis trading limitations, to qualify for an exclusion under the amended regulation, a Fund must satisfy a marketing test, which requires, among other things, that the Fund not hold itself out as a vehicle for trading commodity interests. Complying with the de minimis trading limitations may restrict the Investment Manager’s ability to use derivatives as part of a Fund’s investment strategies. Although the Investment Manager believes that it will be able to execute a Fund’s investment strategies within the de minimis trading limitations, the Fund’s performance could be adversely affected. In addition, a Fund’s ability to use Financial Instruments may be limited by tax considerations. See Taxation of the Funds.

Pursuant to authority granted under the Dodd-Frank Act, the Treasury issued a notice of final determination stating that foreign exchange forwards, as defined in the Dodd-Frank Act and described below, should not be considered swaps for most purposes. Thus, foreign exchange forwards are not deemed to be commodity interests. Therefore, a Fund may enter into foreign exchange forwards without such transactions counting against the de minimis trading limitations discussed above. Notwithstanding the Treasury’s determination, foreign exchange forwards (1) must be reported to swap data repositories, (2) are subject to business conduct standards, and (3) are subject to antifraud and antimanipulation proscriptions of swap execution facilities.

In addition, pursuant to the Dodd-Frank Act and regulations adopted by the CFTC in connection with implementing the Dodd-Frank Act, non-deliverable forwards (NDFs) are deemed to be commodity interests, including for purposes of amended CFTC Regulation 4.5, and are subject to the full array of regulations under the Dodd-Frank Act. Therefore, a Fund will limit its investment in NDFs as discussed above.

CFTC Regulation 4.5 also provides that, for purposes of determining compliance with the de minimis trading limitations discussed above, swaps that are centrally-cleared on the same clearing organization may be netted where appropriate, but no such netting is permitted for uncleared swaps. To the extent some NDFs remain traded OTC and are not centrally-cleared, the absolute notional value of all such transactions, rather than the net notional value, would be counted against the de minimis trading limitations discussed above. Requests have been made to the CFTC staff for further guidance on this aspect of CFTC Regulation 4.5.

The extent and impact of the new regulations are not yet fully known and may not be for some time. Any such changes may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of the Funds to be used for collateral in support of those derivatives than is currently the case, or restrict the ability of the Funds to enter into certain types of derivative transactions, or could limit the Funds’ ability to pursue their investment strategies.

In addition to the instruments, strategies and risks described below, the Investment Manager expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as new techniques are developed, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Investment Manager may utilize these opportunities to the extent that they are consistent with a Fund’s objective(s) and permitted by a Fund’s investment policies and restrictions and applicable regulatory authorities. A Fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Funds’ Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Some of these techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow:

(1) Successful use of certain Financial Instruments may depend upon the ability of the Investment Manager to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and the use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on underlying indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Because there are a limited number of types of exchange-traded options and futures contracts, the standardized contracts available may not match a Fund’s current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities, indexes or other instruments with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund’s other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund’s investments well. Options and futures prices are affected by such factors as changes in volatility of the underlying instrument, the time remaining until expiration of the contract, and current and anticipated short-term interest rates, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and/or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the Investment Manager projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

(4) As described below, a Fund might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties unless regulatory relief from restrictions applies. If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

(5) A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(6) Certain Financial Instruments, including options, futures contracts, combined positions and swaps can create leverage, which may amplify or otherwise increase a Fund’s investment loss, possibly in an amount that could exceed the cost of that Financial Instrument or, under certain circumstances, that could be unlimited. Certain Financial Instruments also may require cash outlays that are only a small portion of the amount of exposure obtained through the Financial Instruments, which results in a form of leverage. Although leverage creates the opportunity for increased total return, it also can create investment exposure for the Fund that, in certain circumstances, could exceed the Fund’s net assets and could alter the risk profile of the Fund in unanticipated ways.

(7) When traded on foreign exchanges, Financial Instruments may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. Financial Instruments also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Cover. Certain transactions using Financial Instruments expose a Fund to an obligation to another party. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in an account with its custodian in the prescribed amount as determined daily. A Fund will not enter into any such transactions unless it holds either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts, forward contracts or swaps, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or to segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Options are traded on an organized, liquid exchange or in the OTC market.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security or currency at more than its market value, which would be expected to result in a loss.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the anticipated future price volatility of the underlying investment and general market conditions. Purchased options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing the call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by selling the put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that a Fund may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the Fund. An optional delivery standby commitment gives the Fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Risks of Options on Securities. Options can offer large amounts of leverage, which may result in a Fund’s NAV being more sensitive to changes in the value of the related instrument. Each Fund may purchase or write both options that are traded on domestic and foreign exchanges and OTC options. Exchange-traded options on securities in the United States are issued by the Options Clearing Corporation that, in effect, guarantees completion of every exchange-traded option transaction. In contrast,

OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so could result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. A Fund seeks to mitigate this risk by entering into a bilateral credit support arrangement with the counterparty, which requires the posting of collateral to cover the market value of purchased options.

A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by negotiating with a different counterparty willing to take a Fund’s place in the contract, called a novation. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund would be able to terminate the position held with such counterparty; but, due to insolvency proceedings, might incur a significant delay in recovering any amounts owed to the Fund.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction or an economically offsetting purchase transaction from another counterparty for a covered call option written by a Fund could cause material losses to such Fund because the Fund would, if unable to substitute other collateral, be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right to require the Fund to deliver to the purchaser an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price. The timing of the right of an option owner to exercise the option depends on the type of option and negotiations between the purchaser and seller.

Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index, it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities.

A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. This timing risk is an inherent limitation on the ability of index call option writers to cover their risk exposure by holding securities positions.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) typically are established by a Fund prior to entering into the option contract. While this type of arrangement allows a Fund the flexibility to tailor the option to its needs, OTC options involve counterparty risk that is not applicable to exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable at its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

In addition, futures contract strategies can be used to manage the average duration of the Fund’s fixed-income holdings. If the Investment Manager wishes to shorten the average duration of the Fund’s fixed-income holdings, the Fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the Investment Manager wishes to lengthen the average duration of the Fund’s fixed-income holdings, the Fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit initial margin in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts and options thereon does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent variation margin payments are made to and from the futures commission merchant (FCM) daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a FCM. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a market for such contracts and options. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, in the case of a physically settled futures contract, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the Investment Manager may still not result in a successful transaction. The Investment Manager may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Index Futures. When a Fund utilizes an index futures contract in an attempt to hedge, the risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a Fund’s portfolio diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, a Fund may buy or sell index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index.

It is also possible that, where a Fund has sold index futures contracts in an attempt to hedge against a decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

Where index futures contracts are purchased in an attempt to hedge against a possible increase in the price of securities before a Fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies - Special Considerations. Subject to its respective restrictions, each Fund (other than Ivy Money Market Fund and the Municipal Funds) may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts (forward currency contracts), as described below, in an attempt to hedge against movements in the values of the foreign currencies in which the Fund’s securities are denominated or in an attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which the Investment Manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used. The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts. Subject to its respective restrictions, each Fund (other than Ivy Limited-Term Bond Fund, Ivy Money Market Fund and the Municipal Funds) may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the entry into the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long hedges; for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions also may serve as short hedges; for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

A Fund also may use forward currency contracts in an attempt to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Fund also may use forward currency contracts in an attempt to enhance income or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that the Investment Manager believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and the Investment Manager believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Forward currency contracts are currently individually negotiated and privately traded by currency traders and their customers. These forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency; such foreign cross-currency contracts may be considered a hedging rather than a speculative strategy if the Fund’s commitment to purchase the new (more favorable) currency is limited to the market value of the Fund’s securities denominated in the old (less favorable) currency. The Fund segregates liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis. The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Currently, secondary markets generally do not exist for forward currency contracts. Closing transactions generally can be made for forward currency contracts by negotiating directly with the counterparty or by entering an offsetting transaction with a second counterparty. There can be no assurance that a Fund will be able to close out a forward currency contract at a favorable price prior to maturity and in such cases, the Fund would continue to be subject to market currency risk with respect to the position, and may continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account. In addition, in the event of insolvency of the counterparty, the Fund might be unable to promptly terminate the position held with such counterparty and might incur a significant delay in recovering any amounts owed to the Fund. Even if the Fund entered an offsetting transaction with a second counterparty, the Fund would continue to be subject to settlement risk relating to the transaction with the insolvent counterparty.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Investment Manager believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

Successful use of forward currency contracts depends on the skill of the Investment Manager in analyzing and predicting currency values. Forward currency contracts may substantially change a Fund’s exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates. There is no assurance that the Investment Manager’s use of forward currency contracts will be advantageous to a Fund or that the Investment Manager will hedge at an appropriate time.

Forward currency contracts in which a Fund may engage include foreign exchange forwards. The consummation of a foreign exchange forward requires the actual exchange of the principal amounts of the two currencies in the contract (i.e., settlement on a physical basis). Because foreign exchange forwards are physically settled through an exchange of currencies, they are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. Foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and the prices at which they are selling various currencies. The Fund may also be required to pay certain commissions. When a Fund enters into a foreign exchange forward, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

A Fund may be required to obtain the currency that it must deliver under the foreign exchange forward through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency.

Forward currency contracts in which a Fund may engage also include NDFs. NDFs are cash-settled, short-term forward contracts on foreign currencies (each a Reference Currency) that are non-convertible and that may be thinly traded or illiquid. NDFs involve an obligation to pay an amount (Settlement Amount) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (NDF Rate), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to foreign exchange forwards, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.

NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions, including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. Although NDFs have historically been traded OTC, in the future, pursuant to the Dodd-Frank Act, they may be exchange-traded. Under such circumstances, they would be centrally cleared and a secondary market for them normally would exist. With respect to NDFs that are centrally-cleared, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if the clearing organization breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor. Even if some NDFs remain traded OTC, they will be subject to margin requirements for uncleared swaps and counterparty risk common to other swaps.

Speculative Position Limits. The CFTC, the U.S. commodities exchanges and certain non-U.S. exchanges have established limits referred to as “speculative position limits” or “accountability levels” on the maximum net long or short futures positions that any person or group of persons under common trading control (other than a hedger, which the Funds are not) may hold, own or control in many commodities. Among the purposes of speculative position limits is to prevent a corner or squeeze on a market or undue influence on prices by any single trader or group of traders. The position limits established by the CFTC apply to certain agricultural commodity positions, such as grains (oats, barley, and flaxseed), soybeans, corn, wheat, cotton, eggs, rye, and potatoes.

In October 2011, the CFTC adopted final regulations pursuant to the Dodd-Frank Act that would have imposed position limits on 28 individual agricultural, metal and energy commodity futures and options contracts and on swaps that are economically equivalent to such contracts in order to prevent excessive speculation and manipulation in the commodity markets. On September 28, 2012, the U.S. District Court for the District of Columbia vacated the new position limit regulations and remanded the matter to the CFTC for further consideration consistent with the court’s opinion. The CFTC originally appealed the court’s decision, but in November 2013, the CFTC withdrew its appeal and reproposed position limit regulations substantially as outlined above, with a few modifications. In addition, the CFTC proposed regulations that would expand certain exemptions from aggregation of accounts of related parties for these purposes. The public comment period for these proposed regulations closed on February 10, 2014. It remains to be seen whether the CFTC will modify the reproposed regulations in response to public comments.

The CFTC’s existing position limit regulations require that a trader aggregate all positions in accounts over which the trader controls trading unless an exemption is available. The reproposed regulations are extremely complex and, if ultimately implemented, whether in their current or an alternative form, may require further guidance and interpretation by the CFTC to determine in all respects how they apply to the Funds. The full implementation of the Funds’ investment strategies could be negatively impacted by the existing or any future position limits regulations.

Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. A combined position usually will contain elements of risk that are present in each of its component transactions. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. The Fund also may write a put option and purchase a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to holding the underlying instrument. Because combined options positions involve multiple trades, they may result in higher transaction costs, may be more difficult to open and close out, and may perform in unanticipated ways. Because combined positions, like other Financial Instruments may require cash outlays that are only a small portion of the amount of exposure obtained through the combined positions, a Fund’s investment exposure gained through these combined positions could exceed its net assets.

Turnover. A Fund’s options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund also may cause the sale of related investments, also increasing turnover; although such exercise is within the Fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions could be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. Each Fund (other than Ivy Money Market Fund) may enter into swaps, including caps, floors and collars, for any legal purpose consistent with its investment objective(s) and policies, including to attempt: to obtain or preserve a particular return or a spread on a particular investment or portion of its portfolio; to protect against an increase in the price of securities the Fund anticipates purchasing at a later date; to protect against currency fluctuations; to use as a duration management technique; to enhance income or capital gains; to protect against a decline in the price of securities the Fund currently owns; or to gain exposure to certain markets in an economical way.

A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) based on a specified amount (the “notional” amount). Some swaps currently are, and more in the future are expected to be, centrally cleared. Examples of swap agreements include, but are not limited to, equity, commodity, index or other total return swaps, foreign currency swaps, credit default swaps and interest rate swaps.

Swaps that are centrally cleared are subject to the creditworthiness of both the FCMs and the clearing organizations involved in the transaction. For example, a Fund could lose margin payments it has deposited with the FCM in the event of a FCM’s insolvency, as well as the net amount of gains not yet paid by the clearing organization if the FCM breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the Fund may be entitled to the net amount of gains it is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the Fund.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets or index.

Caps, floors and collars have an effect similar to buying or writing options; they allow a purchaser to attempt to protect itself against interest rate movements exceeding specified minimum or maximum levels. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index exceeds a predetermined value. The purchase of a floor entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index falls below a predetermined value. A collar combines elements of buying a floor and selling a cap.

In a long total return equity swap, a Fund will receive, and in a short total return swap, a Fund will pay, the price appreciation of an equity index, a custom basket of equity securities, or a single equity, plus any dividend or coupon income from such securities, in exchange for payments equivalent to a floating rate of interest, or if the equity swap is for the equivalent of one interest rate period, a fixed fee that is established at the outset of the swap. Floating rate payments are pegged to a base rate, such as the Federal funds rate, that is periodically adjusted. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher amount at each swap reset date.

A Fund may enter into credit default swap contracts for hedging or investment purposes. The Fund may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer in exchange for an equal face amount of deliverable obligations of the referenced debt obligation (or other agreed-upon debt obligation) described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled, if there is a credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has decreased), the seller would make a termination payment to the buyer. As the seller of credit protection, a Fund would effectively add leverage to the extent the notional amount exceeds the amount of cash the Fund has because, in addition to its total net assets, the Fund would be subject to the investment exposure of the notional amount of the swap. As the buyer, a Fund normally would be hedging its exposure on debt obligations that it holds.

Swap agreements may shift a Fund’s investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Each Fund typically treats the net unrealized gain on each such swap as illiquid. See Illiquid Investments.

Because swap agreements may have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate value at least equal to the accrued excess will be maintained in an account with the Fund’s custodian that satisfies the requirements of the 1940 Act. The Fund will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. The Investment Manager and each Fund believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, do not treat them as being subject to the Fund’s borrowing restrictions.

The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the referenced assets that underlie the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, referenced rate, or index but also of the swap itself. If the Investment Manager attempts to use a swap as a hedge against, or as a substitute for, a Fund’s portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop an imperfect or no correlation with the portfolio investment. This could cause significant losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

As with other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. The Fund bears the risk that the Investment Manager will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund.

To the extent a swap is not centrally cleared, the use of a swap also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. The creditworthiness of firms with which a Fund enters into swaps, caps, floors or collars will be monitored by the Investment Manager. If a counterparty’s creditworthiness declines, the value of the swap might decline, potentially resulting in losses. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to a sector of the market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

Payment-In-Kind Securities

Subject to its investment policies and restrictions, a Fund (other than Ivy Money Market Fund and the Municipal Funds) may invest in payment-in-kind (PIK) securities. PIK securities are securities that contain provisions that allow an issuer, at its discretion, to make current interest payments either in cash or in the form of additional securities. These instruments may be valued at a deep discount from the face amount. Interest received in the form of additional securities is recorded as interest income. Federal tax law requires the holder of a PIK security to accrue that interest income with respect to the security regardless of the receipt (or non-receipt) of cash payments. Accordingly, although a Fund generally will receive no cash payments on PIK securities, it will have current income attributable to those securities. To avoid liability for Federal income and excise taxes, therefore, a Fund may be required to distribute cash attributable to income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

It is possible that by effectively increasing the principal balance payable to a Fund or deferring cash payment of such interest until maturity, the use of PIK features will increase the risk that such amounts will become uncollectible when due and payable. Prices of PIK securities may be more sensitive to changes in the issuer’s financial condition, fluctuations in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative than are securities that pay interest periodically in cash. Investments in PIK securities may be illiquid or restricted, which may make it difficult for a Fund to dispose of them or to determine their current value.

Real Estate Investment Trust Securities

Subject to its respective policies and restrictions, each of the Funds (other than Ivy Money Market Fund and the Municipal Funds) may invest in securities issued by real estate investment trusts (REITs). A REIT is a domestic corporation (or a trust or association otherwise taxable as such for Federal tax purposes) that meets certain requirements of the Internal Revenue Code of 1986, as amended (Code). The Code permits a qualifying REIT to deduct dividends it pays, thereby effectively eliminating entity-level Federal income tax for a REIT that distributes all of its taxable income (including net capital gains) and making the REIT a pass-through vehicle for Federal income tax purposes. To qualify for treatment as a REIT, a company must, among other things, derive at least 75% of its gross income each taxable year from real estate sources (such as rents from real estate, interest from mortgages on real estate, and gains from sales of real estate assets), and must annually distribute to shareholders 90% or more of its taxable income (including net capital gains). Moreover, at the end of each quarter of its taxable year, at least 75% of the value of its total assets must be represented by real estate assets, cash and cash items and U.S. government securities.

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. A mortgage REIT invests primarily in mortgages on real estate, and derives its income primarily from interest payments received on credit it has granted. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs. It is anticipated, although not required, that under normal circumstances, a majority of each Fund’s investments in REITs will consist of shares issued by equity REITs.

Repurchase Agreements

Each Fund may purchase securities subject to repurchase agreements, subject to its restriction on investment in illiquid investments. See Illiquid Investments. A repurchase agreement is an instrument under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

The majority of repurchase agreements in which a Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value or loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. A Fund’s repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Fund’s custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by IICO.

Restricted Securities

Subject to its investment policies and restrictions, each Fund may invest in restricted securities. Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. For example, a Fund may purchase commercial paper that is issued in reliance on the so-called private placement exemption from registration that is afforded by Section 4(a)(2) of the 1933 Act (Section 4(a)(2) paper). Section 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(a)(2) paper, thus providing liquidity. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the Fund from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets often are subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which the Fund seeks to invest need not be listed or admitted to trading on a foreign or U.S. exchange and may be less liquid than listed securities. Certain restricted securities, including Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board. See Illiquid Investments.

Restricted securities that have not been registered generally are referred to as private placements and are purchased directly from the issuer or in the secondary market and usually are not listed on an exchange nor traded in other established markets. Such securities are restricted as to disposition and generally are sold to institutional investors. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks than investments in the securities of more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

As a result of the absence of a public trading market, privately placed securities and other restricted securities may be less liquid and more difficult to value than publicly-traded securities. As relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions or adverse changes in the issuer’s financial condition, a Fund could have difficulty selling them when the Investment Manager believes it is advisable to do so. To the extent that restricted securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than the fair market value.

In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if the securities were publicly traded. As a result, a Fund may be less able to predict a loss. In making investments in such securities, a Fund may obtain access to material non-public information, which may restrict a Fund’s ability to conduct portfolio transactions in such securities. A Fund also may take a minority interest in a privately offered security, which may limit a Fund’s ability to protect shareholders’ interests in connection with corporate actions by the privately held company. A Fund’s Portfolio Manager(s) may serve on the board of directors (or similar governing body) of a privately held company, the securities of which that Fund may hold. While IICO believes such service will be beneficial to the Fund and its shareholders, a Portfolio Manager’s service as a board member could also create a conflict of interest (or an appearance of a conflict of interest) that may impact the Fund. In addition, investments in privately placed securities may include other additional contractual obligations, such as the payment of registration expenses as noted above or the purchase of additional securities.

Short Sales Against the Box

Each Fund (except Ivy Money Market Fund) may sell securities “short against the box;” provided, however, that the Fund’s aggregate short sales prices may not, at the time of any short sale, exceed 10% of its total assets. Whereas a short sale is the sale of a security the Fund does not own, a short sale is “against the box” if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short. Short sales against the box typically are used by sophisticated investors to defer recognition of capital gains or losses. None of the Funds has any present intention to sell securities short in this fashion.

Subsidiary Investments

Each of the Ivy Asset Strategy Fund and Ivy Emerging Markets Equity Fund may from time to time invest in its wholly owned and controlled subsidiary organized as an exempted company under the laws of the Cayman Islands (each a Subsidiary). Each Fund will not invest more than 25% of the value of its total assets in its Subsidiary as of the end of any quarter of its taxable year. Shares of a Subsidiary will not be sold or offered to other investors. By investing in its Subsidiary, a Fund is exposed to the risks associated with its Subsidiary’s investments. A Fund’s Subsidiary invests primarily in commodities, including precious metals, derivatives and commodity-linked instruments, as well as fixed-income securities and other investments intended to serve as margin or collateral for any derivative positions, and cash instruments. Unlike each Fund, a Subsidiary may invest without limitation in these instruments and, to the extent a Subsidiary invests in derivative instruments, may use leveraged investments. Each Subsidiary otherwise is subject to the same general investment policies and restrictions as its respective Fund.

Each Subsidiary is not registered under the 1940 Act, but is subject to certain of the investor protections of the 1940 Act. The Ivy Asset Strategy Fund and Ivy Emerging Markets Equity Fund, each as the sole shareholder of its Subsidiary, do not have all of the protections offered to investors in registered investment companies. However, since a Fund wholly owns and controls its Subsidiary, and the Fund and its Subsidiary are both managed by IICO, it is unlikely that a Fund’s Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Board has oversight responsibility for the investment activities of each Fund, including its investments in the Fund’s Subsidiary, and the Fund’s role as sole shareholder of its Subsidiary. Also, in managing a Subsidiary’s portfolio, IICO will be subject to the same aggregate investment restrictions and operational guidelines that apply to the management of the respective Fund, except that unlike a Fund, a Subsidiary is able to invest without limit in precious metals, derivatives, and commodity related investments. Each Subsidiary will not seek to qualify as a RIC under Subsection M of Chapter 1 of Subtitle A of the Code.

Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and its Subsidiary, respectively, are organized, could result in the inability of a Fund or its Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders. For example, the government of the Cayman Islands has not undertaken to impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that a Fund’s Subsidiary must pay Cayman Islands taxes, the Fund shareholders would likely suffer decreased investment returns.

U.S. Government Securities

U.S. government securities are high-quality debt instruments issued or guaranteed as to principal or interest by the Treasury, an agency or instrumentality of the U.S. government or obligations of issuers that are supported by the ability of the issuer to borrow from the Treasury. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

Certain securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. government, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration.

Other securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. government. For example, some securities are supported by the right of the agency or instrumentality to borrow from the Treasury, such as securities issued by the Federal Home Loan Banks, Freddie Mac, or Fannie Mae, and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority.

If the securities issued or guaranteed by a U.S. government agency or instrumentality are not backed by the full faith and credit of the U.S. government, there can be no assurance that the U.S. government would provide financial support to the agency or instrumentality. A Fund will invest in securities of agencies and instrumentalities only if the Investment Manager is satisfied that the credit risk involved is acceptable.

U.S. government securities may include mortgage-backed securities issued or guaranteed as to the payment of principal and interest by U.S. government agencies or instrumentalities including but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed and Asset-Backed Securities. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit.

Variable or Floating Rate Instruments

Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

Warrants and Rights

Subject to its investment policies and restrictions, each Fund (other than Ivy Money Market Fund) may invest in warrants and rights. Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. They are also generally less liquid than an investment in the underlying securities.

When-Issued and Delayed-Delivery Transactions

Subject to its investment policies and restrictions, a Fund may purchase securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the Fund until delivery and payment is completed. When a Fund makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its NAV per share. When a Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When a Fund makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining its NAV per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

The use of when-issued transactions and forward commitments enable a Fund to seek to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby fixing the purchase price to be paid on the settlement date at an amount below that to which the Fund anticipates the market price of such security to rise and, in the meantime, obtaining the benefit of investing the proceeds of the sale of its portfolio security at currently higher cash yields. Of course, the success of this strategy depends upon the ability of the Investment Manager to correctly anticipate increases and decreases in interest rates and prices of securities. If the Investment Manager anticipates a rise in interest rates and a decline in prices and accordingly, a Fund sells securities on a forward commitment basis in an attempt to hedge against falling prices, but in fact interest rates decline and prices rise, the Fund will have lost the opportunity to profit from the price increase. If the Investment Manager anticipates a decline in interest rates and a rise in prices, and, accordingly, the Fund sells a security in its portfolio and purchases the same or a similar security on a when-issued or forward commitment basis in an attempt to enjoy currently high cash yields, but in fact interest rates increase and prices fall, the Fund will have lost the opportunity to profit from investment of the proceeds of the sale of the security at the increased interest rates. The likely effect of this hedging strategy, whether the Investment Manager is correct or incorrect in its prediction of interest rate and price movements, is to reduce the chances of large capital gains or losses and thereby reduce the likelihood of wide variations in a Fund’s NAV.

When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. Each Fund may hold a when-issued security or forward commitment until the settlement date, even if the Fund will incur a loss upon settlement. In accordance with regulatory requirements, a Fund’s custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Fund, the portfolio securities themselves. If a Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss.

The purchase of securities on a when-issued or forward commitment basis exposes the Fund to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. A Fund’s purchase of securities on a when-issued or forward commitment basis while remaining substantially fully invested could result in increased volatility of the price of the Fund’s shares.

Zero Coupon Securities

Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest; instead, they are sold at a deep discount from their face value (that is, with original issue discount (OID)) and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable debt obligations that make current distributions of interest in cash.

Subject to its investment policies and restrictions, a Fund may invest in zero coupon securities that are stripped Treasury notes and bonds, zero coupon bonds of corporate or municipal issuers and other securities that are issued with OID. The Federal tax law requires that a holder of a security with OID accrue as income (take into account, in the case of OID on municipal securities) each taxable year a ratable portion of the OID on the security, even though the holder may receive no interest payment on the security during the year. Accordingly, although a Fund generally will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current taxable or tax-exempt income attributable to those securities. To avoid liability for Federal income and excise taxes, therefore, a Fund will be required to distribute cash attributable to income accrued with respect to those securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

A broker-dealer creates a derivative zero coupon security by separating the interest and principal components of a Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding Treasury security and selling them as individual securities. Bonds issued by the Resolution Funding Corporation and the Financing Corporation can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. government, a government agency or a corporation in zero coupon form.

Defensive Purposes

For temporary defensive purposes, each Fund (other than the Municipal Funds as described above) may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which each Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which the Investment Manager believes are of comparable high quality. Subject to each Fund’s investment policies and restrictions, a Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes.

Investment Restrictions

Certain of the Funds’ investment restrictions are described in this SAI. Each of the Funds (other than Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund) is “diversified” as defined in the 1940 Act. This means that at least 75% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and securities of other issuers, which for purposes of this calculation, are limited in respect to any one issuer to an amount not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. A Fund may not change from “diversified” to “non-diversified” without shareholder approval (as defined below).

Each of Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund is “non-diversified” as defined in the 1940 Act. This means that each of those Funds may invest a greater portion of its assets in obligations of a single issuer or in several issuers.

Fundamental Investment Restrictions

The following, set forth in their entirety, are the Funds’ fundamental investment restrictions, which cannot be changed without shareholder approval for the affected Fund. For this purpose, shareholder approval for a Fund means the approval, at a meeting of Fund shareholders, by the lesser of (1) 67% or more of the Fund’s shares present at the meeting, if more than 50% of the Fund’s outstanding shares are present in person or by proxy or (2) more than 50% of the Fund’s outstanding shares. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction. As to each Fund (unless otherwise specified):

1.	The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2.	The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3.	The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4.	The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5.	The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6.	The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

7.	For each Fund except Ivy Energy Fund, Ivy Money Market Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy Real Estate Securities Fund and Ivy Science and Technology Fund: The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, securities of other investment companies and tax-exempt securities or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

For Ivy Energy Fund:

Under normal market conditions, the Fund will concentrate its investments in the energy industry. The Fund will not concentrate its investments in any other particular industry, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

For Ivy Money Market Fund:

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund may invest without limit in obligations issued by banks.

For each of Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, and Ivy Real Estate Securities Fund:

Under normal market conditions, each Fund will concentrate its investments in real estate or real estate-related industries. Each Fund will not concentrate its investments in any other particular industry, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

For Ivy Science and Technology Fund:

Under normal market conditions, the Fund will concentrate its investments in the science and technologies industry or in companies that benefit from the application of science and/or technology. The Fund will not concentrate its investments in any other particular industry, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

8.	For Each of Ivy Municipal Bond Fund and Ivy Municipal High Income Fund:

Under normal circumstances, at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, will be invested in tax-exempt municipal debt securities.

Non-Fundamental Investment Restrictions

The following investment restrictions are non-fundamental (sometimes referred to herein as “operating policies”), and may be changed by the Board without shareholder approval:

1.	“Name Rule” investments:

Under normal circumstances, at least 80% of:

•	Each of Ivy Bond Fund’s and Ivy Global Bond Fund’s net assets, plus any borrowings for investment purposes (referred to in this section as Net Assets), will be invested in bonds.

•	Ivy Core Equity Fund’s Net Assets will be invested in equity securities.

•	Ivy Dividend Opportunities Fund’s Net Assets will be invested in dividend-paying equity securities.

•

Ivy Emerging Markets Equity Fund’s Net Assets will be invested in equity securities, primarily common stock, of companies (i) from countries considered to be emerging market countries or (ii) that are economically linked to emerging market countries.

•

Ivy Energy Fund’s Net Assets will be invested in securities of companies within the energy sector, which includes all aspects of the energy industry, including exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources.

•	Ivy European Opportunities Fund’s Net Assets will be invested in equity securities of European companies.

•	Ivy Global Equity Income Fund’s Net Assets will be invested in equity securities.

•

Ivy Global Natural Resources Fund’s Net Assets will be invested in equity securities of companies that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

•	Each of Ivy Global Real Estate Fund’s and Ivy Global Risk-Managed Real Estate Fund’s Net Assets will be invested in securities of companies in the real estate or real estate-related industry.

•	Ivy International Core Equity Fund’s Net Assets will be invested in equity securities.

•	Ivy Large Cap Growth Fund’s Net Assets will be invested in large capitalization companies.

•	Ivy Limited-Term Bond Fund’s Net Assets will be invested in bonds with limited-term maturities.

•	Ivy Micro Cap Growth Fund’s Net Assets will be invested in the equity securities of micro capitalization companies.

•	Ivy Mid Cap Growth Fund’s Net Assets will be invested in the securities of mid capitalization companies.

•	Ivy Real Estate Securities Fund’s Net Assets will be invested in securities of companies in the real estate or real estate-related industry.

•

Ivy Science and Technology Fund’s Net Assets will be invested in securities of science or technology companies or companies that derive a competitive advantage by the application of scientific or technological developments or discoveries to grow their business or increase their competitive advantage.

•	Each of Ivy Small Cap Growth Fund’s and Ivy Small Cap Value Fund’s Net Assets will be invested in small capitalization companies.

•	Ivy Tax-Managed Equity Fund’s Net Assets will be invested in equity securities.

The Fund will notify Fund shareholders at least 60 days prior to a change in the 80% investment policy.

2.	Investment in other investment companies:

Each Fund (except Ivy Money Market Fund) may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

3.	Investment in illiquid securities:

Each Fund (except Ivy Money Market Fund) may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.

Ivy Money Market Fund may not acquire (i) an illiquid security if, immediately after such acquisition, it would have invested more than 5% of its total assets in illiquid securities; (ii) any security other than a Daily Liquid Asset (as defined in Rule 2a-7) if, immediately after such acquisition, it would have invested less than 10% of its total assets in Daily Liquid Assets; or (iii) any security other than a Weekly Liquid Asset (as defined in Rule 2a-7) if, immediately after such acquisition, it would have invested less than 30% of its total assets in Weekly Liquid Assets.

4.	Investment in debt securities:

Ivy Asset Strategy Fund and Ivy Global Income Allocation Fund may not invest more than 35% of its total assets in non-investment grade debt securities.

Each of Ivy Core Equity Fund, Ivy Dividend Opportunities Fund, Ivy Global Equity Income Fund, Ivy Global Natural Resources Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value, Ivy Tax-Managed Equity Fund and Ivy Value Fund may invest up to 10% of its total assets in non-investment grade debt securities.

Each of Ivy Balanced Fund, Ivy Bond Fund, Ivy European Opportunities Fund, Ivy Limited-Term Bond Fund, Ivy Municipal Bond Fund and Ivy Science and Technology Fund may not invest more than 20% of its total assets in non-investment grade debt securities.

Ivy Cundill Global Value Fund may not invest in excess of 20% of its total assets in Distressed Debt;

Ivy Money Market Fund may not invest in non-investment grade debt securities.

Ivy Municipal Bond Fund and Ivy Municipal High Income Fund may invest up to 20% of its total assets in taxable debt securities other than municipal bonds.

Under normal circumstances, at least 65% of Ivy Municipal High Income Fund’s total assets will be invested in medium- and lower-quality municipal bonds, that include bonds rated BBB+ or lower by S&P, or comparably rated by another NRSRO, or, if unrated, are determined by IICO to be of comparable quality. The Fund may invest in higher-quality municipal bonds, and have less than 65% of its total assets in medium- and lower-quality municipal bonds, at times when yield spreads are narrow and the higher yields do not justify the increased risk and/or when, in IICO’s opinion, there is a lack of medium- and lower-quality issues in which to invest.

5.	Investment in foreign securities:

Each of Ivy Balanced Fund, Ivy Core Equity Fund, Ivy Dividend Opportunities Fund, Ivy Large Cap Growth Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund may invest up to 25% of its total assets in foreign securities.

Ivy Bond Fund may invest up to 20% of its total assets in foreign securities.

Each of Ivy Money Market Fund, Ivy Municipal Bond Fund and Ivy Municipal High Income Fund may invest in commercial paper and other short-term equivalent securities issued by U.S. and foreign issuers that are denominated in U.S. dollars.

Ivy Limited-Term Bond Fund may only invest in U.S. dollar denominated securities issued by U.S. and foreign issuers.

Ivy Money Market Fund may not invest more than 25% of its total assets in a combination of foreign obligations and instruments.

6.	Investment in Financial Instruments:

Each Fund, except Ivy Money Market Fund, may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.

7.	Restrictions on selling short:

Each Fund may engage in short sales to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

8.	Diversification:

For each Fund (other than Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund), except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The method of determining who is an issuer for purposes of the 5% limitation above for Ivy Municipal Bond Fund and Ivy Municipal High Income Fund is non-fundamental. In particular, in applying this limitation:

(a)	For municipal bonds created by a particular government but backed only by the assets and revenues of a subdivision of that government, such as an agency, instrumentality, authority or other subdivision, the Fund considers such subdivision to be the issuer;

(b)	For PABs, the nongovernmental user of facilities financed by them is considered a separate issuer; and

(c)	A guarantee of a municipal bond is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of the Fund’s total assets.

9.	Other Current Restrictions:

Each Fund, except Ivy Asset Strategy Fund and Ivy Money Market Fund may not invest more than 20% of its total assets in cash or cash equivalents. However, for temporary or defensive purposes, each Fund (other than Ivy Municipal Bond Fund and Ivy Municipal High Income Fund) may invest in cash or cash equivalents without limitation.

Ivy Money Market Fund may not purchase the securities of any one issuer (other than U.S. government securities) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of any one issuer, as determined in accordance with Rule 2a-7; provided, however, the Fund may invest up to 25% of its total assets in first tier securities of a single issuer for a period of up to 3 business days after purchase. The Fund may rely on this exception only as to one issuer at a time. Ivy Money Market Fund may not invest more than 3% of its total assets in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities, with investments in such securities of any one issuer (except U.S. government securities) limited to 0.5% of the Fund’s total assets.

Ivy Money Market Fund will not invest in any security whose interest rate or principal amount to be repaid, or timing of repayments, varies or floats with the value of a foreign currency, the rate of interest payable on foreign currency borrowings, or with any interest rate or currency other than U.S. dollars.

Each of Ivy Municipal High Income Fund and Ivy Municipal Bond Fund may invest 25% or more of its total assets in PABs, in securities the payment of principal and interest on which is derived from revenue of similar projects, or in municipal bonds of issuers located in the same geographic area. Each Fund will not, however, have more than 25% of its total assets in PABs issued for any one industry or in any one state.

All Funds. An investment policy or restriction that states a maximum percentage of a Fund’s assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, a Fund’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and restrictions.

Portfolio Turnover

A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A portfolio turnover rate of 100% would mean that a Fund had sold and purchased securities valued at 100% of its net assets within a one-year period. A Fund’s turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

The portfolio turnover rates for the fiscal years ended March 31, 2014 and March 31, 2013 for each of the Funds were as follows:

	2014	2013
Ivy Asset Strategy Fund	65%	39%
Ivy Balanced Fund	34%	35%
Ivy Bond Fund	202%	269%
Ivy Core Equity Fund	61%	60%
Ivy Cundill Global Value Fund	47%	26%
Ivy Dividend Opportunities Fund	43%	45%
Ivy Emerging Markets Equity Fund	138%	142%
Ivy Energy Fund	34%	30%
Ivy European Opportunities Fund	116%	71%
Ivy Global Bond Fund	21%	26%
Ivy Global Equity Income Fund	98%	73%
Ivy Global Income Allocation Fund	92%	109%
Ivy Global Natural Resources Fund	100%	83%
Ivy Global Real Estate Fund	36%	N/A
Ivy Global Risk-Managed Real Estate Fund	38%	N/A
Ivy High Income Fund	75%	68%
Ivy International Core Equity Fund	87%	81%
Ivy International Growth Fund	46%	40%
Ivy Large Cap Growth Fund	50%	73%
Ivy Limited-Term Bond Fund	39%	55%
Ivy Managed International Opportunities Fund	21%	21%
Ivy Micro Cap Growth Fund	67%	51%
Ivy Mid Cap Growth Fund	43%	32%
Ivy Money Market Fund	N/A	N/A
Ivy Municipal Bond Fund	7%	6%
Ivy Municipal High Income Fund	21%	9%
Ivy Real Estate Securities Fund	73%	43%
Ivy Science and Technology Fund	35%	43%
Ivy Small Cap Growth Fund	45%	38%
Ivy Small Cap Value Fund	61%	52%
Ivy Tax-Managed Equity Fund	32%	26%
Ivy Value Fund	58%	57%

In general, a high turnover rate will increase transaction costs (such as commissions and spreads between bid and asked prices) that will be borne by a Fund and could increase taxable gain (which would have to be distributed to its shareholders) or loss.

Policy on Disclosure of Portfolio Holdings (Disclosure Policy)

The Disclosure Policy is intended to prevent unauthorized disclosure of portfolio holdings information. Divulging non-public portfolio holdings to selected third parties is permissible only when the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality, including a duty not to trade based on the non-public information. The Disclosure Policy applies when disclosing portfolio holdings to any party, other than to service providers or other third parties that perform account maintenance, trade execution services and/or record keeping services, where such disclosure of portfolio holdings would provide information that is not publicly disclosed.

Publicly Available Information

A Fund’s portfolio holdings are publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the next day following the day such information is posted on the internet at www.ivyfunds.com. This information may be a Fund’s complete portfolio holdings disclosed in the Fund’s Semiannual or Annual Reports and filed with the SEC on Form N-CSR or in the Fund’s first and third quarter reports and filed with the SEC on Form N-Q. Fund holdings and other information filed with the SEC may be viewed on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the

SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 202.551.8090. This information also may be a partial listing, such as a Fund’s top ten portfolio holdings posted monthly on the internet at www.ivyfunds.com.

Information concerning Ivy Money Market Fund’s portfolio holdings is posted at www.ivyfunds.com, five business days after the end of each month and remains posted on the website for at least six months thereafter. In addition, information concerning Ivy Money Market Fund’s portfolio holdings is filed on a monthly basis with the SEC on Form N-MFP.

Exceptions

Attribution reports containing only sector and/or industry breakdowns for a Fund can be released without a confidentiality agreement and without regard to any time constraints.

Holdings may be discussed generally by the Fund’s portfolio manager(s) with third-party broker-dealers that offer and sell shares of the Fund during monthly calls and other presentations as necessary to educate such third-party broker-dealers about the general management of the portfolio and to illustrate an investment strategy.

The Disclosure Policy does not apply to communications with broker/dealers regarding specific securities that are in the process of being traded or communications to broker/dealers regarding potential trades of securities.

Existing Clients/Shareholders/Requests for Proposal (RFP) and Brokers (each, a Third-Party Recipient)

A Fund’s portfolio holdings (either month-end or quarter-end) may be released upon the specific request of a Third-Party Recipient, on the 15th day after month-end or quarter-end, provided that:

1.	The individual receiving the request, in conjunction with IICO’s legal department or the Funds’ Chief Compliance Officer (CCO), determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the Third-Party Recipient;

2.	The Third-Party Recipient signs a confidentiality agreement or is given appropriate notice that the non-public portfolio holdings: (a) will be kept confidential, (b) may not be used to trade in any such portfolio holdings nor to purchase or redeem shares of the Fund, and (c) may not be disseminated or used for any purpose other than as referenced in the confidentiality agreement; and

3.	No compensation is received by the Funds, IICO or any other party in connection with the disclosure of information about the portfolio holdings.

A Fund may release its portfolio holdings to the sponsor of a model portfolio product on a more frequent basis than described above only when the Fund has first entered into an agreement with the recipient that requires the recipient to agree in substance to the terms and conditions set forth below:

The recipient shall:

•

agree to use portfolio information only for its own internal analytical purposes in connection with the compilation of Fund data, the development of investment models or risk analysis, and the determination of the eligibility of the Fund for the recipient’s “model portfolios;”

•	agree that it will not disclose, distribute or publish the portfolio information that it receives from the Fund, including to any of its clients;

•

represent that it will not disclose the portfolio information to any person or entity within its organization other than personnel who are authorized to receive such information in connection with the compilation of Fund data and the development of “model portfolios;”

•	agree that it, its officers, employees, agents and representatives have a duty to treat the portfolio information as confidential and not to trade securities based on such information;

•	agree that it may not, and must take steps to ensure that all of its employees with access to such information do not, invest directly in the Fund for which such confidential information is supplied;

•

agree that it may not distribute portfolio information to any agent or subcontractor unless such agent or subcontractor has entered into a substantially similar agreement of confidentiality and has adopted and agrees to maintain policies and procedures designed to ensure that the information is kept confidential; and

•

agree to maintain policies and procedures designed to ensure that the portfolio information provided by the Fund is kept confidential and that its officers, agents and representatives do not trade securities based on such information.

Lipper & Morningstar (Rating and Other Service Organizations)

Each Fund may provide its holdings to Lipper, Morningstar and similar service-related firms without limitation, on the condition that appropriate notice is provided that such non-public information: (1) may not be disclosed to, or discussed with, any other clients of the rating organization absent a valid exception; (2) will not be used as the basis to trade in any such portfolio holdings of the Fund; and (3) will not be used as the basis to engage in market timing activity in any of the Funds.

In determining whether there is a legitimate business purpose for making disclosure of a Fund’s non-public portfolio holdings information, IICO’s legal department or the Funds’ CCO typically will consider whether the disclosure is in the best interests of Fund shareholders and whether any conflict of interest exists between the shareholders and the Fund or IFDI or its affiliates.

As part of the annual review of the Trust’s compliance policies and procedures, the Funds’ CCO will report to the Board regarding the operation and effectiveness of the Disclosure Policy, including on any changes to the Disclosure Policy that have been made or recommendations for future changes to the Disclosure Policy.

The following is a list of those entities with which there is currently an ongoing arrangement to make available non-public information about the Funds’ portfolio securities holdings.

Custodian, Auditors, Legal Counsel and Other Service Providers

The Bank of New York Mellon

K&L Gates LLP

Deloitte & Touche LLP

Ivy Investment Management Company

WI Services Company

Ivy Funds Distributor, Inc.

Interactive Data Corporation

FactSet Research Systems, Inc.

Investment Technology Group, Inc.

Investortools, Inc.

BarraOne

Sylvan

Wolters Kluwer

Markit

SuperDerivatives

Pursuant to a custodian contract, the Trust has selected The Bank of New York Mellon as custodian for each Fund’s securities and cash. As custodian, The Bank of New York Mellon maintains all records relating to each Fund’s activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by the custodian and serves a similar function for foreign securities.

Rating, Ranking and Research entities

Bloomberg

Ibbotson

Informa Investment Solutions

Risk Metrics Group

Lipper

Moody’s

Morningstar

Standard & Poor’s

Thomson | Reuters | Corporation

Each Fund may send its complete portfolio holdings information to one or more of the rating, ranking and /or research entities listed above for the purpose of having such entity develop a rating, ranking or specific research product for the Fund.

Brokerage and Brokerage-related information entities

Advest, Inc.

American Technology Research

Bank of America Securities, LLC

Barclays Capital

BB & T Capital Markets

Belle Haven Investments, L.P.

BMO Capital Markets

BOSC, Inc.

Broadpoint Securities

Buckingham Research Group

Canaccord Genuity

Cantor Fitzgerald

Caris and Company

Castle Oak LP

Citigroup Global Markets

Cleveland Research Company, LLC

Commerce Bank

Cowen & Company

Craig Hallum Capital Group, LLC

Crews & Associates, Inc.

CRT Capital Group, LLC

Credit Suisse Securities, LLC

D.A. Davidson & Co.

Daiwa Capital Markets

Deutsche Bank Securities, Inc.

Duncan Williams, Inc.

Empirical Research Partners, LLC

Exane, Inc.

Fidelity Capital Markets

Fifth Third Securities, Inc.

First Albany Capital, Inc.

First Analysis Securities Corp.

First Empire Securities, Inc.

Friedman, Billings, Ramsey & Co.

FTN Financial Capital Markets

George K. Baum & Company

Grigsby & Associates

GMS Group, LLC

Goldman Sachs & Co.

Hanifen, Imhoff, Inc.

Helvea, Inc.

Herbert J. Sims & Co.

Hibernia Southcoast Capital, Inc.

HSBC Securities USA

ING Life Insurance and Annuity Company

InsiderScore, LLC

Janey Montgomery Scott

Jefferies & Company

JMP Securities

JNK Securities

JP Morgan Securities, Inc.

Key Banc Capital Markets

LaSalle Financial Services

Lazard Capital Markets

Longbow Research

Loop Capital Markets

Macquarie Group

Mesirow Financial, Inc.

Mitsubishi Securities (USA), Inc.

Morgan Stanley & Co., Inc.

M.R. Beal and Co.

Needham & Company

North South Capital, LLC

Northland Securities

Off The Record Research

Olympia Asset Management Group

Pacific Crest Securities, Inc.

Piper Jaffray & Co.

Raymond James & Associates, Inc.

RBC Capital Markets

Redburn Partners

Robert W. Baird & Co., Inc.

Roth Capital Partners

Sanford C. Bernstein

Seaport Holdings Group

Seattle Northwest Securities

Selector Management

Shepherd Kaplan, LLC

Sidoti & Company, LLC

SMA Capital

Soliel Securities

Southwest Securities, Inc.

Spartan Securities

Stephens, Inc.

Sterne Agee and Leach

Stifel, Nicolaus & Co.

SunTrust Robinson Humphrey

Telsey Advisors Group LLC

Think Equity Partners

Thomas Weisel Partners

UBS Investment Bank

W.H. Mell Associates, Inc.

Wachovia Securities, LLC

Wedbush Morgan Securities

Wells Fargo

William Blair & Co.

Wunderlich Securities

Ziegler Securities

Consultants and Broker Platforms

Barra Rogers Casey

Bidart & Ross

Hammond Associates

ING Life Insurance

Lowery Asset Consulting

Marco Consulting

PFM Advisors

Rogers Casey

Rust Consulting

Securian

Watson Wyatt Consulting

Each Fund may send its complete portfolio holdings information to one or more of the brokerage and/or research firms listed above for the purpose of having such entity provide specific research and security-related information to the Fund and/or, to one or more of the consultants and/or broker platforms listed above for the purpose of reviewing and recommending the Fund as possible investments for their clientele. No compensation is received from these entities by the Fund, IICO or its affiliates, and portfolio holdings information will only be provided for legitimate business purposes.

Each Fund may, in the future, modify or terminate any or all of these arrangements and/or enter into additional arrangements of this nature.

MANAGEMENT OF THE TRUST

Trustees and Officers

The Trust is governed by its Board, which currently is comprised of eight individuals. The Board is responsible for the overall management of the Trust and the Funds, which includes general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Funds. The Board has appointed officers of the Trust and delegated to them the management of the day-to-day operations of the Funds, based on policies reviewed and approved by the Board, with general oversight by the Board.

Board Structure and Related Matters

Seven members of the Board are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (each referred to as an “Independent Trustee”). Mr. Henry J. Herrmann is the sole interested Board member of the Trust (an Interested Trustee, and collectively with the Independent Trustees, the Trustees). An interested person of the Trust includes any person who is otherwise affiliated with the Trust or a service provider to the Trust, such as Ivy Investment Management Company (IICO), the Funds’ investment adviser, one of the Funds’ investment subadvisers, or Ivy Funds Distributor, Inc. (IFDI), the Funds’ underwriter. The Board believes that having a majority of Independent Trustees is appropriate and in the best interests of the Funds’ shareholders. However, the Board also believes that having Mr. Herrmann serve on the Board to bring management’s corporate and financial viewpoint is an important element in the Board’s decision-making process.

Under the Trust’s Declaration of Trust and its Bylaws, a Trustee may serve as a Trustee until he or she dies, resigns or is removed from office. The Trust is not required to hold annual meetings of shareholders for the election or re-election of Trustees or for any other purpose, and does not intend to do so. Delaware law permits shareholders to remove Trustees under certain circumstances and requires the Trust to assist in shareowner communications.

The Board has elected Joseph Harroz, Jr., an Independent Trustee, to serve as Independent Chair of the Board. In that regard, Mr. Harroz’s responsibilities include setting an agenda for each meeting of the Board; presiding at all meetings of the Board and of the Independent Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Funds. The Independent Chair also performs such other duties as the Board may from time to time determine.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees also hold four regularly scheduled in-person meetings each year, during a portion of which management is not present, as well as a special telephonic meeting in connection with the Board’s annual consideration of the Trust’s management agreements, and may hold special meetings, as needed, either in person or by telephone.

The Board has established a committee structure (described below) that includes three committees: the Audit Committee, Governance Committee and Executive Committee, the first two of which are comprised solely of Independent Trustees. The Board annually evaluates its structure and composition, as well as the structure and composition of those committees. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities.

The Trust is comprised of the 33 portfolios within the Trust. The Waddell & Reed Fund Complex (Fund Complex) is comprised of the Ivy Funds, the Ivy High Income Opportunities Fund (a closed-end fund) (IVH), and the Advisors Fund Complex (defined above to include Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios and InvestEd Portfolios). Jarold W. Boettcher, Joseph Harroz, Jr., Henry J. Herrmann and Eleanor B. Schwartz also serve as trustees of the Advisors Fund Complex. Each member of the Board is also a member of the Board of Trustees of IVH.

The Trustees of the Trust are identified in the tables below, which provide information as to their principal business occupations held during at least the last five years and certain other information.

Independent Trustees

The following table provides information regarding each Independent Trustee.

NAME, ADDRESS AND YEAR OF BIRTH	POSITION HELD WITH THE TRUST	TRUSTEE SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Jarold W. Boettcher, CFA 6300 Lamar Avenue Overland Park, KS 66202 1940	Trustee	Trust: 2008	President of Boettcher Enterprises, Inc. (agriculture products and services) (1979 to present), Boettcher Supply, Inc. (electrical and plumbing supplies distributor) (1979 to present), Boettcher Aerial, Inc. (Aerial Ag Applicator) (1982 to present)	86	Director of Guaranty State Bank & Trust Co. (financial services) (1981 to present); Director of Guaranty, Inc. (financial services) (1985 to present); Member of Kansas Board of Regents (2007 to 2011); Trustee and Governance Committee Member of Kansas State University Foundation (1981 to present); Audit Committee Chairperson, Kansas Bioscience Authority (2009 to present); Member of Kansas Foundation for Medical Care (until 2011); Trustee of Advisors Fund Complex (52 portfolios overseen) (2007 to present); Trustee, Ivy High Income Opportunities Fund (2013 to present)
James D. Gressett 6300 Lamar Avenue Overland Park, KS 66202 1950	Trustee	Trust: 2008	Chief Executive Officer (CEO) of CalPac Pizza LLC (2011 to present); CEO of CalPac Pizza II LLC (2012 to present); CEO of PacPizza LLC (Pizza Hut franchise) (1999 to present); Partner, Century Bridge Partners (real estate investments) (2007 to present); Manager, Premium Gold Foods (2006 to present)	34	Trustee, Ivy High Income Opportunities Fund (2013 to present)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION HELD WITH THE TRUST	TRUSTEE SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Joseph Harroz, Jr. 6300 Lamar Avenue Overland Park, KS 66202 1967	Trustee Independent Chairman	Trust: 2008 Trust: 2008	Dean of the College of Law, Vice President, University of Oklahoma (2010 to present); President of Graymark HealthCare (a NASDAQ listed company) (2008 to 2010); Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to 2008); Adjunct Professor, University of Oklahoma Law School (1997 to 2010); Managing Member, Harroz Investments, LLC, (commercial enterprise investments) (1998 to present)	86	Director and Investor, Valliance Bank (2004 to present); Director, Graymark HealthCare (2008 to present); Trustee, the Mewbourne Family Support Organization (2003 to present) (non-profit); Trustee of Advisors Fund Complex (52 portfolios overseen) (1998 to present); Independent Chairman and Trustee, Ivy High Income Opportunities Fund (2013 to present)
Glendon E. Johnson, Jr. 6300 Lamar Avenue Overland Park, KS 66202 1951	Trustee	Trust: 2008	Of Counsel, Lee & Smith, PC (law firm, emphasis on finance, securities, mergers and acquisition law) (1996 to present); Owner and Manager, Castle Valley Ranches, LLC (ranching) and Castle Valley Outdoors, LLC (hunting, fishing, outdoor recreation, lodging and corporate retreats) (1995 to present); Formerly, Partner, Kelly, Drye & Warren LLP (law firm) (1989-1996); Partner, Lane & Edson PC (law firm) (1987-1989)	34	Director, Thomas Foundation for Cancer Research (non-profit) (2005 to present); Trustee, Ivy High Income Opportunities Fund (2013 to present)
Eleanor B. Schwartz 6300 Lamar Avenue Overland Park, KS 66202 1937	Trustee	Trust: 2008	Professor Emeritus, University of Missouri at Kansas City (2003 to present); Chancellor Emeritus, University of Missouri at Kansas City (1999 to present)	86	Trustee of Advisors Fund Complex (52 portfolios overseen) (1995 to present); Trustee, Ivy High Income Opportunities Fund (2013 to present)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION HELD WITH THE TRUST	TRUSTEE SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Michael G. Smith 920 York Road Suite 350 Hinsdale, IL 60521 1944	Trustee	Trust: 2008	Retired; formerly, with Merrill Lynch as Managing Director of Global Investor Client Strategy (1996-1998), Head of Regional Institutional Sales (1995-1996) and of U.S. Central Region (1986-1995, 1999).	34	Director of Executive Board, Cox Business School, Southern Methodist University; Lead Director of Northwestern Mutual Funds (29 portfolios overseen) (2003 to present); Director, d-bx Target Date Funds (2007 to present); Chairman, CTMG, Inc. (clinical testing) (2008 to present); Trustee, Ivy High Income Opportunities Fund (2013 to present)
Edward M. Tighe 6300 Lamar Avenue Overland Park, KS 66202 1942	Trustee	Trust: 2008	Retired; formerly, CEO and Director of Asgard Holdings, LLC (computer network and security services) (2002 to 2004); President, Citco Technology Management (1995-2000); CEO, Global Mutual Fund Services (1993-2000); Sr. Vice President, Templeton Global Investors (1988-1992)	34	Trustee of Hansberger Institutional Funds (2000-2007); Director, The Research Coast Principium Foundation, Inc. (non-profit) (2012 to present); Trustee, Ivy High Income Opportunities Fund (2013 to present)

Interested Trustees

Mr. Herrmann is “interested” by virtue of his current or former engagement as an officer of Waddell & Reed Financial, Inc. (WDR) or its wholly owned subsidiaries, including each Fund’s investment manager, IICO, each Fund’s principal underwriter, IFDI, and each Fund’s shareholder servicing and accounting services agent, Waddell & Reed Services Company, doing business as WI Services Company (WISC), as well as by virtue of his personal ownership in shares of WDR.

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST	TRUSTEE/ OFFICER SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD
Henry J. Herrmann 6300 Lamar Avenue Overland Park, KS 66202 1942	President Trustee	Trust: 2008 Trust: 2008	Chairman of WDR (January 2010 to present); CEO of WDR (2005 to present); President, CEO and Chairman of IICO (2002 to present); President, CEO and Chairman of WRIMCO (1993 to present); President and Trustee of each of the funds in the Fund Complex	86	Director of WDR, IICO, WRIMCO, WISC, W&R Capital Management Group, Inc. and Waddell & Reed, Inc.; Trustee of Advisors Fund Complex (52 portfolios overseen) (1998 to present); Trustee, Ivy High Income Opportunities Fund (2013 to present); Director, Blue Cross Blue Shield of Kansas City (2007 to present)

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Jarold W. Boettcher

Mr. Boettcher has more than 40 years of experience in the financial services industry. He has acted as a portfolio manager and director of a financial services firm. He has served as the Chair of a local community bank and the Chair of a state employees retirement system. Mr. Boettcher is a Chartered Financial Analyst and holds an M.S. degree from the Massachusetts Institute of Technology. Mr. Boettcher also serves as a board member to another mutual fund complex. The Board concluded that Mr. Boettcher is suitable to serve as Trustee because of his academic background, his work experience, his extensive investment management experience and the length of his service as a Trustee to the Trust.

James D. Gressett

Mr. Gressett has served as the CEO of a closely-held corporation. He also has served as an accountant and partner in a public accounting firm. Mr. Gressett has also been a member and chairman of the boards of several closely-held corporations and charitable organizations. Mr. Gressett holds a B.B.A. of Accountancy degree from the University of Texas at Austin. The Board concluded that Mr. Gressett is suitable to serve as Trustee because of his work experience, his academic background, his service on other corporate and charitable boards and the length of his service as a Trustee to the Trust.

Joseph Harroz Jr.

Mr. Harroz serves as Dean of the College of Law and Vice President of a state university, and also serves as a director of a bank. He also has served as a president and director of a publicly traded company and as General Counsel to a state university system. Mr. Harroz holds a B.A. degree from the University of Oklahoma and a J.D. from Georgetown University Law Center. Mr. Harroz also serves as a board member to another mutual fund complex. The Board concluded that Mr. Harroz is suitable to serve as Trustee because of his educational background, his work experience and the length of his service as a Trustee to the Trust.

Henry J. Herrmann

Mr. Herrmann has extensive experience in the investment management business, both as a portfolio manager and as a member of senior management, and experience as a director of a publicly held company. He has multiple years of service as a Trustee and officer of the Trust and as an officer and member of the boards of other mutual funds. The Board concluded that Mr. Herrmann is suitable to serve as Trustee because of his academic background, his extensive work experience in the financial services and investment management industry and the length of his service as a Trustee to the Trust.

Glendon E. Johnson, Jr.

Mr. Johnson practiced law for over 30 years, specializing in corporate finance, securities and mergers and acquisitions, including representing and advising financial services companies and investment advisers and their boards. In addition, for over twelve years, he was involved in the acquisition, sale, financing, and daily business affairs of several financial service companies, including investment managers. He serves as a Director of the Thomas Foundation for Cancer Research. Mr. Johnson holds an Honors B.A. of Economics and Business from the University of Utah, and a J.D. from the University of Texas Law School at Austin, where he was a member and note and comment editor of the Texas Law Review. The Board concluded that Mr. Johnson is suitable to serve as Trustee because of his extensive legal and business experience, academic background and the length of his service as a Trustee of the Trust.

Eleanor B. Schwartz

Ms. Schwartz has served on the board of directors of numerous charitable foundations and closely held corporations. She has been a professor of business administration for several universities. Ms. Schwartz also has written books and other publications on the subjects of management and business administration. Ms. Schwartz holds an M.B.A. degree and D.B.A degree from Georgia State University. Ms. Schwartz also serves as a board member to another mutual fund complex. The Board concluded that Ms. Schwartz is suitable to act as Trustee because of her extensive academic background, her service on other corporate and charitable boards and the length of her service as a Trustee to the Trust.

Michael G. Smith

Mr. Smith has over 40 years of experience in the financial services and investment management industry. He has served as a member and chairman of the boards of several mutual funds and charitable and educational organizations. Mr. Smith is a

Chartered Financial Analyst and holds a B.B.A. of Finance degree and an M.B.A. degree from Southern Methodist University. The Board concluded that Mr. Smith is suitable to act as Trustee because of his extensive work experience in the financial services and investment management industry, his educational and charitable organization experience, his educational background and the length of his service as a Trustee to the Trust.

Edward M. Tighe

Mr. Tighe has extensive experience in the mutual fund and information technology industries. He has held executive positions with U.S. mutual fund companies and served as a lead independent trustee on a different mutual fund board. Mr. Tighe holds a B.S. of Finance degree from Boston University. The Board concluded that Mr. Tighe is suitable to serve as Trustee because of his academic background, his extensive business experience and the length of his service as a Trustee to the Trust.

Officers

The Board has appointed officers who are responsible for the day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is President, the Trust’s principal officers are:

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST AND FUND COMPLEX	OFFICER OF TRUST SINCE	OFFICER OF FUND COMPLEX SINCE*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Mara D. Herrington 6300 Lamar Avenue Overland Park, KS 66202 1964	Vice President Secretary	2008 2008	2006 2006	Vice President and Secretary of each of the funds in the Fund Complex (2006 to present); Vice President of WRIMCO and IICO (2006 to present)
Wendy J. Hills 6300 Lamar Avenue Overland Park, KS 66202 1970	Vice President General Counsel Assistant Secretary	2014 2014 2014	2014 2014 2014	Senior Vice President, General Counsel, Chief Legal Officer and Secretary of WDR (2014 to present); Senior Vice President, General Counsel and Secretary of WRIMCO and IICO (2014 to present); Vice President, Secretary and Associate General Counsel of WDR (2004 to 2014); Senior Vice President, Secretary and Associate General Counsel of WRIMCO and IICO (2007 to 2014); Vice President, General Counsel and Assistant Secretary for each of the funds in the Fund Complex (2014 to present)
Joseph W. Kauten 6300 Lamar Avenue Overland Park, KS 66202 1969	Vice President Treasurer Principal Accounting Officer Principal Financial Officer	2008 2008 2008 2008	2006 2006 2006 2007	Principal Financial Officer of each of the funds in the Fund Complex (2007 to present); Vice President, Treasurer and Principal Accounting Officer of each of the funds in the Fund Complex (2006 to present); Assistant Treasurer of each of the funds in the Fund Complex (2003 to 2006); Vice President of WRSCO (2007 to present)
Scott J. Schneider 6300 Lamar Avenue Overland Park, KS 66202 1968	Vice President Chief Compliance Officer	2008 2008	2006 2004	Chief Compliance Officer (2004 to present) and Vice President (2006 to present) of each of the funds in the Fund Complex; Vice President of WRIMCO and IICO (2006 to present)
Philip A. Shipp 6300 Lamar Avenue Overland Park, KS 66202 1969	Assistant Secretary	2012	2012	Assistant Secretary of each of the funds in the Fund Complex (2012 to present); Vice President of Waddell & Reed, Inc. and IFDI (2010 to present)

*	This is the date when the officer first became an officer of one or more of the funds that are the predecessors to current funds within Ivy Funds (each, a predecessor fund) (if applicable).

Committees of the Board of Trustees

The Board has established the following standing committees: Audit Committee, Executive Committee and Governance Committee. The respective duties and current memberships of the standing committees are:

Audit Committee. The Audit Committee serves as an independent and objective party to monitor the Trust’s accounting policies, financial reporting and internal control system, as well as the work of the Trust’s independent registered public accounting firm. The Committee also serves to provide an open avenue of communication among the Trust’s independent registered public accounting firm, the internal accounting staff of IICO and the Board. The Audit Committee consists of Edward M. Tighe (Chair), Jarold W. Boettcher and James D. Gressett. During the fiscal year ended March 31, 2014, the Audit Committee met four times.

Executive Committee. The Executive Committee acts as necessary on behalf of the full Board. When the Board is not in session, the Executive Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Funds except the power to increase or decrease the size of, or fill vacancies on, the Board, and except as otherwise provided by law. The Executive Committee consists of Henry J. Herrmann (Chair), Joseph Harroz, Jr. and Glendon E. Johnson, Jr. During the fiscal year ended March 31, 2014, the Executive Committee did not meet.

Governance Committee. The Governance Committee evaluates, selects and recommends to the Board candidates to serve as Independent Trustees. The Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with any supporting information should be directed to the Secretary of the Trust. The Governance Committee also oversees the functioning of the Board and its committees. The Governance Committee consists of Glendon E. Johnson, Jr. (Chair), Eleanor B. Schwartz and Michael G. Smith. During the fiscal year ended March 31, 2014, the Governance Committee met two times.

The Board has authorized the creation of a Valuation Committee comprised of such persons as may be designated from time to time by WISC and includes Henry J. Herrmann. This committee is responsible in the first instance for fair valuation and reports all valuations to the Board on a quarterly (or on an as-needed) basis for its review and approval.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and its Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. The Board performs this risk management oversight directly and, as to certain matters, directly through its committees and through its Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

In general, a Fund’s risks include, among other things, investment risk, credit risk, liquidity risk, valuation risk, operational risk and regulatory compliance risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, IICO, each Fund’s Investment Manager and other service providers to the Trust have themselves adopted a variety of policies, procedures and controls designed to address particular risks of the Funds. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons.

Senior officers of the Trust, senior officers of IICO, IFDI and WISC (collectively, Waddell), and the Funds’ CCO regularly report to the Board on a range of matters, including those relating to risk management. The Board also regularly receives reports from IICO with respect to the investments and securities trading of the Funds, reports from Fund management personnel regarding valuation procedures and reports from management’s Valuation Committee regarding the valuation of particular securities. In addition to regular reports from Waddell, the Board also receives reports regarding other service providers to the Trust, either directly or through Waddell or the Funds’ CCO, on a periodic or regular basis. At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from Waddell in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with Waddell and the Trust’s distribution plans under Rule 12b-1 under the 1940 Act.

Senior officers of the Trust and senior officers of Waddell also report regularly to the Audit Committee on Fund valuation matters and on the Trust’s internal controls and accounting and financial reporting policies and practices. Waddell compliance and internal audit personnel also report regularly to the Audit Committee. In addition, the Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet separately with the Funds’ CCO to discuss matters relating to the Funds’ compliance program.

Ownership of Fund Shares

as of December 31, 2013

The following tables provide information regarding shares of the Funds beneficially owned by each Independent Trustee of the Ivy Funds, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (Exchange Act) as well as the aggregate dollar range of shares owned, by each Trustee, within Ivy Funds and IVH. An Independent Trustee may elect to defer a portion of his or her annual compensation, which deferred amount is deemed to be invested in shares of funds within the Ivy Funds. The amounts listed below as “owned” shares include any Fund shares deemed invested by an Independent Trustee.

Independent Trustees

Trustee	Dollar Range of Fund Shares Owned:
	Ivy Asset Strategy Fund	Ivy Balanced Fund	Ivy Bond Fund	Ivy Core Equity Fund
Jarold W. Boettcher	over $100,000	$0	$0	$0
James D. Gressett	over $100,000	$0	$0	$0
Joseph Harroz, Jr.	over $100,000	$50,001 to $100,000	$0	$50,001 to $100,000
Glendon E. Johnson, Jr.	$10,001 to $50,000	$0	$0	$0
Eleanor B. Schwartz	$0	$0	$0	$0
Michael G. Smith	$50,001 to $100,000	$0	$0	$0
Edward M. Tighe	$0	$0	$0	$0

	Dollar Range of Fund Shares Owned:
Trustee	Ivy Cundill Global Value Fund	Ivy Dividend Opportunities Fund	Ivy Emerging Markets Equity Fund	Ivy Energy Fund
Jarold W. Boettcher	$0	$0	$0	$0
James D. Gressett	$0	$0	over $100,000	$0
Joseph Harroz, Jr.	$0	$0	$10,001 to $50,000	$0
Glendon E. Johnson, Jr.	$0	$0	$10,001 to $50,000	$0
Eleanor B. Schwartz	$0	$0	$0	$0
Michael G. Smith	$0	over $100,000	$0	$0
Edward M. Tighe	$0	$0	$0	$0

	Dollar Range of Fund Shares Owned:
Trustee	Ivy European Opportunities Fund	Ivy Global Bond Fund	Ivy Global Equity Income Fund	Ivy Global Income Allocation Fund
Jarold W. Boettcher	$0	$0	$0	$0
James D. Gressett	$0	$0	$0	$0
Joseph Harroz, Jr.	$0	$0	$0	$0
Glendon E. Johnson, Jr.	$0	$0	$0	$0
Eleanor B. Schwartz	$0	$0	$0	$0
Michael G. Smith	$0	over $100,000	$0	$0
Edward M. Tighe	$0	$0	$0	$0

	Dollar Range of Fund Shares Owned:
Trustee	Ivy Global Natural Resources Fund	Ivy Global Real Estate Fund	Ivy Global Risk- Managed Real Estate Fund	Ivy High Income Fund	Ivy International Core Equity Fund
Jarold W. Boettcher	$0	$0	$0	$0	$0
James D. Gressett	$0	$0	$0	$0	$0
Joseph Harroz, Jr.	$1 to $10,000	over $100,000	$0	$50,001 to $100,000	$10,001 to $50,000
Glendon E. Johnson, Jr.	$10,001 to $50,000	$0	$0	$0	$0
Eleanor B. Schwartz	$50,001 to $100,000	$0	$0	$0	$0
Michael G. Smith	$0	over $100,000	$0	$0	$50,001 to $100,000
Edward M. Tighe	$0	$0	$0	$0	$10,001 to $50,000

	Dollar Range of Fund Shares Owned:
Trustee	Ivy International Growth Fund	Ivy Large Cap Growth Fund	Ivy Limited- Term Bond Fund	Ivy Managed International Opportunities Fund
Jarold W. Boettcher	$0	$50,001 to $100,000	$0	$0
James D. Gressett	$0	$0	$0	$0
Joseph Harroz, Jr.	$0	$0	$0	$0
Glendon E. Johnson, Jr.	$0	$0	over $100,000	$0
Eleanor B. Schwartz	$0	$0	$0	$0
Michael G. Smith	$0	over $100,000	$0	$0
Edward M. Tighe	$0	$0	$0	$0

	Dollar Range of Fund Shares Owned:
Trustee	Ivy Micro Cap Growth Fund	Ivy Mid Cap Growth Fund	Ivy Money Market Fund	Ivy Municipal Bond Fund	Ivy Municipal High Income Fund
Jarold W. Boettcher	$0	over $100,000	$0	$0	$0
James D. Gressett	$0	$10,001 to $50,000	$0	$0	$0
Joseph Harroz, Jr.	$0	$0	$0	$0	$0
Glendon E. Johnson, Jr.	$0	$0	over $100,000	$0	$0
Eleanor B. Schwartz	$0	$50,001 to $100,000	$0	$0	$0
Michael G. Smith	$0	over $100,000	over $100,000	$0	$0
Edward M. Tighe	$10,001 to $50,000	$10,001 to $50,000	$0	$0	$0

	Dollar Range of Fund Shares Owned:
Trustee	Ivy Real Estate Securities Fund	Ivy Science and Technology Fund	Ivy Small Cap Growth Fund
Jarold W. Boettcher	$0	over $100,000	$0
James D. Gressett	$0	$0	$0
Joseph Harroz, Jr.	$0	$0	$0
Glendon E. Johnson, Jr.	$0	$0	$0
Eleanor B. Schwartz	$0	$0	$0
Michael G. Smith	$0	over $100,000	$0
Edward M. Tighe	$0	$10,001 to $50,000	$10,001 to $50,000

	Dollar Range of Fund Shares Owned:
Trustee	Ivy Small Cap Value Fund	Ivy Tax-Managed Equity Fund	Ivy Value Fund	Aggregate Dollar Range of Fund Shares Owned in IVH and all Funds within Ivy Funds
Jarold W. Boettcher	$0	$0	$0	over $100,000
James D. Gressett	$0	$0	$0	over $100,000
Joseph Harroz, Jr.	$0	$0	$0	over $100,000
Glendon E. Johnson, Jr.	$0	$0	$0	over $100,000
Eleanor B. Schwartz	$0	$0	$0	over $100,000
Michael G. Smith	$0	$0	over $100,000	over $100,000
Edward M. Tighe	$0	$0	$0	over $100,000

Interested Trustee

As of December 31, 2013, the dollar range of fund shares owned by Mr. Herrmann, the only Interested Trustee, was:

Ivy Large Cap Growth Fund: $50,001 to $100,000

Ivy Science and Technology Fund: $50,001 to $100,000

The aggregate dollar range of fund shares owned by Mr. Herrmann in all funds within the Ivy Funds and IVH was: over $100,000.

Compensation

The fees paid to the Trustees are allocated among the funds within Ivy Funds based on each Fund’s relative asset size. For the fiscal year ended March 31, 2014, the Trustees (or trustee or director of a predecessor fund) received the following aggregate compensation for service as a Trustee (or director or trustee of a predecessor fund):

Compensation Table

Independent Trustees	Aggregate Compensation from IVH[1] and the Trust[2]
Jarold W. Boettcher	$192,250	[4]
James D. Gressett	192,250
Joseph Harroz, Jr.[3]	229,500	[4]
Glendon E. Johnson, Jr.	192,250
Eleanor B. Schwartz	186,250	[4]
Michael G. Smith	186,250
Edward M. Tighe	192,250

Interested Trustee	Aggregate Compensation from IVH and the Trust[2]
Henry J. Herrmann	$0

[1]	IVH commenced investment operations in May 2013.
[2]

No pension or retirement benefits have been accrued as a part of Fund expenses. The aggregate compensation amounts include fees paid by Ivy Asset Strategy New Opportunities Fund and Ivy Managed European/Pacific Fund, neither of which were in existence at March 31, 2014.

[3]

Mr. Harroz receives an additional fee for his services as Independent Chair of the Board. For the fiscal year ended March 31, 2014, the amount paid was $37,250. For the fiscal year ending March 31, 2015, this fee is $54,375, assuming that the Board meets in person four times and once telephonically during the year.

[4]

Messrs. Boettcher and Harroz and Ms. Schwartz also receive compensation for their service as trustees to the Advisors Fund Complex, which was $172,000, $191,000 and $181,000, respectively for the fiscal year ended March 31, 2014.

The aggregate compensation from the Trust, as indicated above for each Independent Trustee, was allocated to each Fund as follows:

	Ivy Asset Strategy Fund	Ivy Balanced Fund	Ivy Bond Fund	Ivy Core Equity Fund	Ivy Cundill Global Value Fund	Ivy Dividend Opportunities Fund	Ivy Emerging Markets Equity Fund
Jarold W. Boettcher	92,183	3,714	1,810	2,057	888	1,054	1,844
James D. Gressett	92,183	3,714	1,810	2,057	888	1,054	1,844
Joseph Harroz, Jr.	110,038	4,419	2,167	2,452	1,058	1,260	2,206
Glendon E. Johnson, Jr.	92,183	3,714	1,810	2,057	888	1,054	1,844
Eleanor B. Schwartz	89,301	3,577	1,762	1,987	858	1,023	1,794
Michael G. Smith	89,275	3,626	1,745	2,002	863	1,020	1,774
Edward M. Tighe	92,183	3,714	1,810	2,057	888	1,054	1,844

	Ivy Energy Fund	Ivy European Opportunities Fund	Ivy Global Bond Fund	Ivy Global Equity Income Fund	Ivy Global Income Allocation Fund	Ivy Global Natural Resources Fund	Ivy Global Real Estate Fund
Jarold W. Boettcher	451	640	856	410	1,362	6,401	42
James D. Gressett	451	640	856	410	1,362	6,401	42
Joseph Harroz, Jr.	537	764	1,024	487	1,625	7,676	50
Glendon E. Johnson, Jr.	451	640	856	410	1,362	6,401	42
Eleanor B. Schwartz	436	621	833	394	1,318	6,253	40
Michael G. Smith	438	618	826	401	1,323	6,132	42
Edward M. Tighe	451	640	856	410	1,362	6,401	42

	Ivy Global Risk-Managed Real Estate Fund	Ivy High Income Fund	Ivy International Core Equity Fund	Ivy International Growth Fund	Ivy Large Cap Growth Fund	Ivy Limited- Term Bond Fund
Jarold W. Boettcher	69	27,073	5,241	1,021	4,240	4,899
James D. Gressett	69	27,073	5,241	1,021	4,240	4,899
Joseph Harroz, Jr.	82	32,308	6,254	1,218	5,067	5,861
Glendon E. Johnson, Jr.	69	27,073	5,241	1,021	4,240	4,899
Eleanor B. Schwartz	66	26,215	5,074	988	4,116	4,763
Michael G. Smith	69	26,231	5,082	992	4,096	4,729
Edward M. Tighe	69	27,073	5,241	1,021	4,240	4,899

	Ivy Managed International Opportunities Fund	Ivy Micro Cap Growth Fund	Ivy Mid Cap Growth Fund	Ivy Money Market Fund	Ivy Municipal Bond Fund	Ivy Municipal High Income Fund
Jarold W. Boettcher	582	451	11,804	631	467	4,119
James D. Gressett	582	451	11,804	631	467	4,119
Joseph Harroz, Jr.	696	536	14,086	756	560	4,943
Glendon E. Johnson, Jr.	582	451	11,804	631	467	4,119
Eleanor B. Schwartz	565	433	11,426	614	456	4,028
Michael G. Smith	562	441	11,462	613	450	3,945
Edward M. Tighe	582	451	11,804	631	467	4,119

	Ivy Real Estate Securities Fund	Ivy Science and Technology Fund	Ivy Small Cap Growth Fund	Ivy Small Cap Value Fund	Ivy Tax- Managed Equity Fund	Ivy Value Fund
Jarold W. Boettcher	1,620	9,818	3,137	871	106	652
James D. Gressett	1,620	9,818	3,137	871	106	652
Joseph Harroz, Jr.	1,939	11,665	3,745	1,041	127	777
Glendon E. Johnson, Jr.	1,620	9,818	3,137	871	106	652
Eleanor B. Schwartz	1,576	9,433	3,039	846	103	630
Michael G. Smith	1,563	9,609	3,043	843	104	633
Edward M. Tighe	1,620	9,818	3,137	871	106	652

Of the Total Compensation listed above, the following amounts have been deferred:

Jarold W. Boettcher	$122,500	[1]
James D. Gressett	50,000
Joseph Harroz, Jr.	86,853	[1]
Glendon E. Johnson, Jr.	0
Eleanor B. Schwartz	33,275	[1]
Michael G. Smith	124,375
Edward M. Tighe	0

[1]	Includes amounts deferred from fees paid to the Trustees for service as a Trustee to the Advisors Fund Complex.

Mr. Herrmann did not receive compensation from any of the Funds. The officers, as well as Mr. Herrmann, are paid by IICO or its affiliates.

The Board of Ivy Funds had created an honorary position of Director Emeritus, whereby a Director of the predecessor Board of Directors who attained the age of 75 was required to resign his or her position as Director and, unless he or she elected otherwise, serves as Director Emeritus provided the Director has served as a Director of the Funds for at least five years which need not have been consecutive. The Board of Ivy Funds has eliminated the plan for present and future Board members.

A Director Emeritus receives an annual fee in an amount equal to the annual retainer he or she was receiving at the time he or she resigned as a Director; however, a Director initially elected to a Board of Directors on or after May 31, 1993, receives such annual fee only for a period of three years commencing upon the date the Director began his or her service as Director Emeritus, or in an equivalent lump sum. A Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her capacity as Director Emeritus, but he or she has no authority or responsibility with respect to the management of the Funds. Messrs. William T. Morgan and Paul S. Wise retired as Directors of the Funds, and each serves as Director Emeritus.

The following table shows the fees paid to each Director Emeritus, and the portion of that fee paid by the Funds, for the fiscal year ended March 31, 2014. IICO has agreed to reimburse the Funds for these payments.1

Director Emeritus	Compensation from Funds	Total Compensation paid to Director Emeritus[1]
William T. Morgan	$3,210	$65,500
Paul S. Wise	2,120	48,000

[1]

The fees paid to each Trustee or Director Emeritus are allocated among the Funds that were in existence at the time the Trustee or Director elected Emeritus status, based on each Fund’s net assets at that time.

The aggregate compensation from the Funds, as indicated above for each Director Emeritus, was allocated to each Fund as follows:

	Ivy Asset Strategy Fund	Ivy Core Equity Fund	Ivy High Income Fund	Ivy International Growth Fund	Ivy Large Cap Growth Fund
William T. Morgan	$149	$895	$55	$241	$86
Paul S. Wise	56	988	44	172	0

	Ivy Limited-Term Bond Fund	Ivy Mid Cap Growth Fund	Ivy Money Market Fund	Ivy Municipal Bond Fund	Ivy Science and Technology Fund	Ivy Small Cap Growth Fund
William T. Morgan	$90	$54	$42	$70	$305	$1,223
Paul S. Wise	44	0	0	88	36	692

Class A and Class E shares of a Fund may be purchased at NAV by current or retired Trustees of the Trust (or retired directors of any entity to which the Trust or a Fund is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed, Inc. (Waddell & Reed) and its affiliates and the spouse, children, parents, children’s spouses and spouse’s parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed. For this purpose, child includes stepchild and parent includes stepparent. See Purchase, Redemption and Pricing of Shares—Net Asset Value Purchases of Class A and Class E Shares for more information.

The CDSC for Class A shares, Class C shares and Class E shares that are subject to a CDSC will not apply to redemptions of shares purchased by current or retired Trustees of the Trust (or retired directors or trustees of any entity to which the Trust or one of the Funds is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates, and the spouse, children, parents, children’s spouses and spouse’s parents (including redemptions from certain retirement plans and certain trusts for these individuals), and employees of financial advisors of Waddell & Reed.

Code of Ethics

The Trust, Advantus Capital Management, Inc., Mackenzie Financial Corporation, LaSalle Securities, Wall Street Associates, LLC, IICO and IFDI have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act that permits their respective trustees, directors, officers and employees to invest in securities, including securities that may be purchased or held by a Fund. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth information with respect to the Funds, as of June 30, 2014, regarding the record or beneficial ownership of 5% or more of any class of Fund shares. Shareholders who have the power to vote a large percentage of shares (at least 25% of the voting shares of a Fund) of a particular Fund can control the Fund and affect the outcome of a proxy vote or the direction of management of the Fund.

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Asset Strategy Fund	A	Record	Charles Schwab & Co Inc San Francisco, CA	17,037,409.094	5.68%

	A	Record	National Financial Svcs Corp Boston, MA	23,343,270.119	7.79%

	A	Record	UBS Financial Services Jersey City, NJ	47,027,359.677	15.69%

	A	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	17,460,483.551	5.82%

	A	Record	American Enterprise Investment Svc Minneapolis, MN	25,172,862.607	8.40%

	A	Record	Raymond James & Associates St. Petersburg, FL	18,079,266.650	6.03%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	4,311,760.913	17.67%

	B	Record	First Clearing LLC St. Louis, MO	6,280,246.847	25.74%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Asset Strategy Fund	B	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	2,210,233.642	9.06%

	C	Record	UBS Financial Services Jersey City, NJ	21,858,459.221	6.85%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	75,350,141.225	23.61%

	C	Record	First Clearing LLC St. Louis, MO	41,148,524.359	12.89%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	57,663,758.868	18.06%

	C	Record	Raymond James & Associates St. Petersburg, FL	24,341,202.221	7.63%

	I	Record	Charles Schwab & Co Inc San Francisco, CA	40,772,567.215	9.57%

	I	Record	National Financial Svcs Corp Boston, MA	36,635,485.627	8.60%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	136,533,071.964	32.05%

	I	Record	First Clearing LLC St. Louis, MO	58,971,943.173	13.84%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	60,136,529.581	14.12%

	R	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	846,592.481	15.63%

	R	Record	Hartford Life Insurance Company Windsor, CT	1,897,357.677	35.02%

	R	Record	MG Trust Company Cust Denver, CO	355,718.210	6.57%

	R	Record	Sammons Financial Network LLC W. Des Moines, IA	605,021.641	11.17%

	R	Record	Frontier Trustco Portland, OR	365,448.073	6.74%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	5,022,472.222	10.60%

	Y	Record	National Financial Svcs Corp Boston, MA	7,025,415.065	14.83%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	3,277,594.472	6.92%

	Y	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	4,393,132.746	9.27%

	Y	Record	Raymond James & Associates St. Petersburg, FL	6,395,873.556	13.50%

	Y	Record	LPL Financial San Diego, CA	5,069,950.459	10.70%

	Y	Record	ING National Trust Windsor, CT	4,906,861.437	10.36%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Balanced	A	Record	American Enterprise Investment Svc Minneapolis, MN	3,220,401.491	8.57%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	444,762.500	15.87%

	B	Record	First Clearing LLC St. Louis, MO	709,328.450	25.31%

	B	Record	American Enterprise Investment Svc Minneapolis, MN	240,323.314	8.57%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	4,118,373.063	18.10%

	C	Record	First Clearing LLC St. Louis, MO	2,540,446.051	11.16%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	2,181,260.280	9.58%

	C	Record	American Enterprise Investment Svc Minneapolis, MN	2,167,069.848	9.52%

	C	Record	Raymond James & Associates St. Petersburg, FL	2,423,037.912	10.65%

	E	Record	Waddell & Reed Financial Inc Mission, KS	6,961.897	100.00%

	I	Record	Charles Schwab & Co Inc San Francisco, CA	560,668.969	5.73%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	1,757,505.373	17.95%

	I	Record	First Clearing LLC St. Louis, MO	1,855,052.748	18.94%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	1,620,986.806	16.55%

	R	Beneficial	Mid Atlantic Trustco Pittsburgh, PA	13,514.721	6.39%

	R	Record	Ivy Funds Distributor Mission, KS	12,590.580	5.95%

	R	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	15,201.535	7.19%

	R	Record	Sammons Financial Network LLC W. Des Moines, IA	144,720.162	68.43%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	478,917.354	7.94%

	Y	Record	National Financial Svcs Corp Boston, MA	1,140,302.425	18.91%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	751,530.012	12.46%

	Y	Record	Minnesota Life Insurance Co St. Paul, MN	1,294,461.187	21.47%

	Y	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	430,117.266	7.13%

	Y	Record	LPL Financial San Diego, CA	306,307.284	5.08%

	Y	Record	American United Life Ins Co Indianapolis, IN	654,465.559	10.85%

	Y	Record	Frontier Trustco Portland, OR	325,857.482	5.40%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Bond	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	44,400.530	6.32%

	B	Record	First Clearing LLC St. Louis, MO	84,163.512	11.97%

	C	Record	National Financial Svcs Corp Boston, MA	120,099.443	6.01%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	254,581.824	12.73%

	C	Record	First Clearing LLC St. Louis, MO	144,634.695	7.23%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	105,135.303	5.26%

	E	Record	Waddell & Reed Financial Inc Mission, KS	20,911.296	6.08%

	I	Record	National Financial Svcs Corp Boston, MA	107,590.956	25.28%

	I	Record	Nationwide Investment Svcs Corp Columbus, OH	55,133.117	12.95%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	107,097.665	25.16%

	I	Record	First Clearing LLC St. Louis, MO	45,607.137	10.72%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	28,626.405	6.73%

	I	Record	LPL Financial San Diego, CA	31,110.114	7.31%

	R	Record	Ivy Funds Distributor Mission, KS	23,862.581	100.00%
	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	149,957.580	63.79%

	Y	Record	LPL Financial San Diego, CA	48,526.360	20.64%

	Y	Record	PCTel Inc Deferred Com Plans Bloomingdale, IL	15,525.908	6.60%
Ivy Core Equity	A	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	3,745,505.152	9.28%

	A	Record	American Enterprise Investment Svc Minneapolis, MN	2,383,564.893	5.90%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	44,244.717	5.28%

	B	Record	First Clearing LLC St. Louis, MO	107,236.258	12.80%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	1,033,368.688	9.23%

	C	Record	Raymond James & Associates St. Petersburg, FL	848,441.221	7.58%

	I	Beneficial	The Fifth Third Bancorp Master Prof Overland Park, KS	815,196.013	7.13%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Core Equity	I	Record	National Financial Svcs Corp Boston, MA	3,390,258.771	29.66%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	1,166,595.425	10.21%

	I	Record	First Clearing LLC St. Louis, MO	712,658.907	6.23%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	1,430,006.321	12.51%

	I	Record	Waddell & Reed Financial Inc Mission, KS	1,379,849.813	12.07%

	I	Record	Raymond James & Associates St. Petersburg, FL	581,382.640	5.09%

	R	Beneficial	Mid Atlantic Trustco Pittsburgh, PA	72,826.858	59.84%

	R	Beneficial	Alerus Financial St. Paul, MN	10,135.343	8.33%

	R	Beneficial	PAI Trust Co Inc De Pere, WI	12,150.953	9.98%

	R	Record	Ivy Funds Distributor Mission, KS	22,788.845	18.73%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	1,063,354.405	22.22%

	Y	Record	National Financial Svcs Corp Boston, MA	511,602.765	10.69%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	1,150,586.485	24.05%

	Y	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	1,201,125.435	25.10%

	Y	Record	Mid Atlantic Trustco Pittsburgh, PA	395,061.130	8.26%

Ivy Cundill Global Value	B	Record	First Clearing LLC St. Louis, MO	20,762.010	9.69%

	C	Record	UBS Financial Services Inc Jersey City, NJ	69,636.044	5.13%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	89,531.860	6.59%

	C	Record	First Clearing LLC St. Louis, MO	152,599.691	11.24%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	398,456.212	29.34%

	E	Record	John Cannon Ridgewood, NJ	4,618.892	6.93%

	E	Record	Waddell & Reed Financial Inc Mission, KS	6,871.259	10.32%

	I	Record	National Financial Svcs Corp Boston, MA	104,351.909	26.43%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	61,002.014	15.45%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Cundill Global Value	I	Record	First Clearing LLC St. Louis, MO	67,862.647	17.19%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	142,526.953	36.10%

	R	Record	Ivy Funds Distributor Mission, KS	18,534.753	99.68%

	Y	Beneficial	Daniel J. Askin Chantilly, VA	16,796.025	7.30%

	Y	Record	National Financial Svcs Corp Boston, MA	25,637.024	11.14%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	111,764.494	48.55%

	Y	Record	Johnson Madison Lumber Co Great Falls, MT	17,023.789	7.40%

Ivy Dividend Opportunities	B	Record	National Financial Svcs Corp Boston, MA	98,198.912	16.11%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	63,608.608	10.43%

	B	Record	First Clearing LLC St. Louis, MO	48,886.789	8.02%

	C	Record	UBS Financial Services Inc Jersey City, NJ	143,396.345	6.31%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	368,670.560	16.22%

	C	Record	First Clearing LLC St. Louis, MO	258,750.921	11.39%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	296,599.976	13.05%

	C	Record	Raymond James & Associates St. Petersburg, FL	231,165.430	10.17%

	I	Record	First Clearing LLC St. Louis, MO	65,262.240	6.85%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	100,722.364	10.57%

	I	Record	Waddell & Reed Financial Inc Mission, KS	498,575.500	52.31%

	R	Record	Ivy Funds Distributor Mission, KS	16,069.429	100.00%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	400,407.947	77.65%

	Y	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	26,598.631	5.16%

	Y	Record	LPL Financial San Diego, CA	51,447.238	9.98%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Emerging Markets Equity	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	37,721.433	5.90%

	B	Record	First Clearing LLC St. Louis, MO	71,785.655	11.22%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	305,817.873	10.04%

	C	Record	First Clearing LLC St. Louis, MO	400,522.189	13.15%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	374,535.928	12.29%

	C	Record	Raymond James & Associates St. Petersburg, FL	201,874.875	6.63%

	C	Record	LPL Financial San Diego, CA	202,026.810	6.63%

	E	Record	Waddell & Reed Mission, KS	7,206.215	47.37%

	E	Record	Waddell & Reed Financial Inc Mission, KS	8,005.201	52.63%

	I	Record	National Financial Svcs Corp Boston, MA	422,529.522	5.04%

	I	Record	Ivy Managed International Mission, KS	6,504,308.022	77.63%

	R	Record	Waddell & Reed Mission, KS	27,153.180	44.01%

	R	Record	Ivy Funds Distributor Mission, KS	18,013.699	29.20%

	R	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	10,112.766	16.39%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	38,990.089	5.69%

	Y	Record	National Financial Svcs Corp Boston, MA	315,297.784	45.98%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	244,411.284	35.64%

Ivy Energy	A	Record	American Enterprise Investment Svc Minneapolis, MN	536,053.480	5.71%

	B	Record	Charles Schwab & Co Inc San Francisco, CA	18,585.347	5.78%

	B	Record	UBS Financial Services Jersey City, NJ	16,822.275	5.23%

	B	Record	First Clearing LLC St. Louis, MO	59,832.709	18.61%

	B	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	17,650.545	5.49%

	C	Beneficial	Robert W. Baird Milwaukee, WI	124,159.409	5.64%

	C	Record	UBS Financial Services Jersey City, NJ	181,672.652	8.26%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Energy	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	305,747.915	13.90%

	C	Record	First Clearing LLC St. Louis, MO	174,901.315	7.95%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	356,542.089	16.21%

	C	Record	LPL Financial San Diego, CA	218,454.604	9.93%

	E	Record	Waddell & Reed Financial Inc Mission, KS	10,239.472	100.00%

	I	Record	Charles Schwab & Co Inc San Francisco, CA	284,230.381	13.10%

	I	Record	National Financial Svcs Corp Boston, MA	147,457.167	6.80%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	328,023.491	15.12%

	I	Record	First Clearing LLC St. Louis, MO	244,798.619	11.28%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	120,103.649	5.53%

	I	Record	LPL Financial San Diego, CA	228,150.885	10.51%

	R	Record	ING National Trust Windsor, CT	325,668.514	68.10%

	R	Record	Sammons Financial Network LLC W. Des Moines, IA	89,544.940	18.73%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	642,073.568	28.28%

	Y	Record	National Financial Svcs Corp Boston, MA	678,361.573	29.88%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	325,755.469	14.35%

	Y	Record	Ameritrade Inc Omaha, NE	356,352.424	15.70%

Ivy European Opportunities	B	Record	National Financial Svcs Corp Boston, MA	6,077.467	7.89%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	5,669.741	7.36%

	B	Record	First Clearing LLC St. Louis, MO	5,103.664	6.62%

	C	Record	UBS Financial Services Jersey City, NJ	19,958.317	5.45%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	72,757.901	19.86%

	C	Record	First Clearing LLC St. Louis, MO	59,630.321	16.28%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	44,872.540	12.25%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy European Opportunities	E	Record	Waddell & Reed Financial Inc Mission, KS	3,287.020	100.00%

	I	Record	National Financial Svcs Corp Boston, MA	59,319.861	5.97%

	I	Record	Ivy Managed International Mission, KS	841,068.313	84.65%

	R	Record	Ivy Funds Distributor Mission, KS	10,399.690	97.54%

	Y	Record	National Financial Svcs Corp Boston, MA	63,556.446	48.33%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	57,987.871	44.09%

Ivy Global Bond	B	Record	Charles Schwab & Co Inc San Francisco, CA	30,364.277	5.06%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	70,694.580	11.77%

	B	Record	First Clearing LLC St. Louis, MO	78,708.799	13.10%

	C	Record	UBS Financial Services Jersey City, NJ	229,251.706	7.22%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	341.212.035	10.75%

	C	Record	First Clearing LLC St. Louis, MO	313,506.615	9.88%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	226,889.602	7.15%

	C	Record	Raymond James & Associates St. Petersburg, FL	456,883.150	14.40%

	I	Record	Charles Schwab & Co Inc San Francisco, CA	898,509.566	14.08%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	1,309,559.047	20.52%

	I	Record	First Clearing LLC St. Louis, MO	1,350,151.225	21.16%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	831,428.793	13.03%

	I	Record	RBC Capital Markets Corporation Minneapolis, MN	766,293.726	12.01%

	I	Record	Raymond James & Associates St. Petersburg, FL	335,351.385	5.26%

	R	Record	Ivy Funds Distributor Mission, KS	25,097.276	62.18%

	R	Record	Sammons Financial Network LLC W. Des Moines, IA	12,330.916	30.55%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	199,278.590	23.20%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	151,336.937	17.61%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Global Bond	Y	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	84,269.464	9.81%

	Y	Record	Ameritrade Inc Omaha, NE	330,527.328	38.47%

	Y	Record	Raymond James & Associates St. Petersburg, FL	43,653.697	5.08%

Ivy Global Equity Income	B	Record	Ivy Investment Management Company Mission, KS	102,957.199	65.25%

	C	Record	Ivy Investment Management Company Mission, KS	315,529.754	50.39%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	51,624.831	8.24%

	I	Record	National Financial Svcs Corp Boston, MA	107,401.637	8.96%

	I	Record	Ivy Investment Management Company Mission, KS	944,500.725	78.83%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	79,154.093	6.61%

	R	Record	Ivy Funds Distributor Mission, KS	22,481.869	99.46%

	Y	Record	Ivy Investment Management Company Mission, KS	316,292.543	95.44%
Ivy Global Income Allocation	B	Record	National Financial Svcs Corp Boston, MA	23,065.350	5.57%
	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	30,870.474	7.45%

	B	Record	First Clearing LLC St. Louis, MO	24,977.544	6.03%

	C	Record	UBS Financial Services Jersey City, NJ	239,339.818	11.56%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	144,643.986	6.98%

	C	Record	First Clearing LLC St. Louis, MO	153,268.430	7.40%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	290,689.407	14.04%

	C	Record	Raymond James & Associates St. Petersburg, FL	105,486.324	5.09%

	I	Record	Ivy Managed International Mission, KS	1,644,494.813	65.44%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	226,353.475	9.01%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	286,816.927	11.41%

	R	Record	Ivy Funds Distributor Mission, KS	17,666.232	100.00%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	27,026.409	5.79%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Global Income Allocation	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	48,338.906	10.35%

	Y	Record	Mercer Trust Co Norwood, MA	268,333.066	57.47%

	Y	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	31,509.151	6.75%

	Y	Record	State Street Bank Tr Boston, MA	40,840.200	8.75%

Ivy Global Natural Resources	A	Record	UBS Financial Services Jersey City, NJ	4,356,182.665	8.70%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	253,822.496	11.91%

	B	Record	First Clearing LLC St. Louis, MO	268,569.767	12.61%

	B	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	147,844.822	6.94%

	C	Record	UBS Financial Services Jersey City, NJ	1,537,934.312	9.07%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	3,100,107.846	18.28%

	C	Record	First Clearing LLC St. Louis, MO	1,726,703.934	10.18%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	3,128,571.866	18.45%

	C	Record	Raymond James & Associates St. Petersburg, FL	1,220,356.164	7.20%

	I	Record	Charles Schwab & Co Inc San Francisco, CA	748,747.084	6.97%

	I	Record	National Financial Svcs Corp Boston, MA	889,721.013	8.28%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	2,103,909.165	19.58%

	I	Record	First Clearing LLC St. Louis, MO	1,576,051.304	14.66%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	2,706,430.789	25.18%

	I	Record	LPL Financial San Diego, CA	1,231,031.272	11.45%

	R	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	220,529.773	9.46%

	R	Record	Hartford Life Insurance Company Windsor, CT	1,634,246.601	70.07%

	R	Record	Frontier Trustco Portland, OR	128,205.797	5.50%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	811,658.545	18.25%

	Y	Record	National Financial Svcs Corp Boston, MA	594,537.675	13.37%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Global Natural Resources	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	624,269.017	14.04%

	Y	Record	LPL Financial San Diego, CA	453,161.276	10.19%

	Y	Record	Hartford Life Insurance Company Windsor, CT	1,315,788.311	29.58%

Ivy Global Real Estate	A	Record	Ivy Investment Management Company Mission, KS	170,813.398	7.16%

	B	Record	Ivy Investment Management Company Mission, KS	20,018.709	85.15%

	C	Record	Ivy Investment Management Company Mission, KS	40,046.729	59.95%

	C	Record	PTL Contracting Corp Theresa, NY	5,155.642	7.72%

	I	Record	National Financial Svcs Corp Boston, MA	48,830.062	22.04%

	I	Record	Ivy Investment Management Company Mission, KS	170,661.554	77.01%

	R	Record	Ivy Investment Management Company Mission, KS	40,037.418	88.82%

	R	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	5,041.345	11.18%

	Y	Record	National Financial Svcs Corp Boston, MA	4,231.110	6.52%

	Y	Record	Ivy Investment Management Company Mission, KS	60,102.900	92.68%

Ivy Global Risk-Managed Real Estate	A	Record	Ivy Investment Management Company Mission, KS	849,242.424	35.91%

	B	Record	Ivy Investment Management Company Mission, KS	99,952.652	93.20%

	C	Record	Ivy Investment Management Company Mission, KS	199,857.955	91.46%

	I	Record	Ivy Investment Management Company Mission, KS	848,438.978	97.64%

	R	Record	Ivy Investment Management Company Mission, KS	199,857.955	100.00%

	Y	Record	Ivy Investment Management Company Mission, KS	299,763.258	97.57%
Ivy High Income	A	Record	National Financial Svcs Corp Boston, MA	49,657,820.294	10.00%

	A	Record	UBS Financial Services Jersey City, NJ	66,299,912.990	13.35%

	A	Record	American Enterprise Investment Svc Minneapolis, MN	91,535,572.920	18.43%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	2,044,009.556	11.07%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy High Income	B	Record	First Clearing LLC St. Louis, MO	5,413,860.315	29.31%

	B	Record	RBC Capital Markets Corporation Minneapolis, MN	1,014,873.072	5.49%

	B	Record	American Enterprise Investment Svc Minneapolis, MN	1,497,052.730	8.10%

	C	Record	National Financial Svcs Corp Boston, MA	12,486,297.794	5.43%

	C	Record	UBS Financial Services Jersey City, NJ	15,457,498.084	6.72%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	33,642,092.685	14.62%

	C	Record	First Clearing LLC St. Louis, MO	35,329,240.119	15.36%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	30,030,508.668	13.05%

	C	Record	American Enterprise Investment Svc Minneapolis, MN	17,524,917.650	7.62%

	C	Record	Raymond James & Associates St. Petersburg, FL	15,775,386.707	6.86%

	I	Record	Charles Schwab & Co Inc San Francisco, CA	41,248,879.011	8.80%

	I	Record	National Financial Svcs Corp Boston, MA	81,785,065.997	17..45%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	72,780,804.346	15.53%

	I	Record	First Clearing LLC St. Louis, MO	61,055,850.178	13.02%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	48,493,189.979	10.34%

	I	Record	LPL Financial San Diego, CA	29,803,493.553	6.36%

	R	Record	State Street Bank Tr Boston, MA	297,304.177	6.19%

	R	Record	ING National Trust Windsor, CT	2,724,284.020	56.72%

	R	Record	Sammons Financial Network LLC W. Des Moines, IA	1,152,411.803	23.99%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	36,560,939.150	26.94%

	Y	Record	National Financial Svcs Corp Boston, MA	35,298,137.126	26.01%

	Y	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	10,181,715.115	7.50%

	Y	Record	Ameritrade Inc Omaha, NE	7,970,537.426	5.87%

	Y	Record	LPL Financial San Diego, CA	13,421,497.487	9.89%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy International Core Equity	A	Record	UBS Financial Services Jersey City, NJ	2,947,958.593	5.09%

	A	Record	American Enterprise Investment Svc Minneapolis, MN	3,437,642.261	5.94%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	68,900.169	8.20%

	B	Record	First Clearing LLC St. Louis, MO	138,613.818	16.49%

	B	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	81,151.649	9.66%

	C	Record	National Financial Svcs Corp Boston, MA	444,682.004	6.23%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	1,292,341.766	18.10%

	C	Record	First Clearing LLC St. Louis, MO	488,584.203	6.84%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	1,917,814.101	26.86%

	C	Record	Raymond James & Associates St. Petersburg, FL	700,985.459	9.82%

	I	Record	Charles Schwab & Co Inc San Francisco, CA	5,631,570.931	12.60%

	I	Record	National Financial Svcs Corp Boston, MA	13,431,738.859	30.06%

	I	Record	Ivy Managed International Mission, KS	2,680,541.140	6.00%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	2,354,528.801	5.27%

	I	Record	Wells Fargo Bank, N.A. Minneapolis, MN	4,324,974.096	9.68%

	R	Beneficial	Mid Atlantic Trustco Pittsburgh, PA	22,949.611	6.62%

	R	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	28,125.206	8.11%

	R	Record	Sammons Financial Network LLC W. Des Moines, IA	268,574.400	77.47%

	Y	Beneficial	County of Fresno Greenwood Village, CO	430,499.621	5.02%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	1,650,646.763	19.24%

	Y	Record	National Financial Svcs Corp Boston, MA	1,308,125.713	15.24%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	1,572,007.946	18.32%

	Y	Record	Wells Fargo Bank, N.A. Minneapolis, MN	760,216.894	8.86%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy International Growth	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	7,494.238	5.97%

	B	Record	First Clearing LLC St. Louis, MO	18,434.709	14.68%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	72,724.958	9.82%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	89,970.150	12.15%

	E	Record	Waddell & Reed Financial Inc Mission, KS	3,023.074	100.00%

	I	Record	National Financial Svcs Corp Boston, MA	94,446.136	6.08%

	I	Record	Ivy Managed International Mission, KS	1,230,679.146	79.27%

	R	Beneficial	David Gerstenmaier Richmond, VA	1,543.223	6.75%

	R	Record	Ivy Funds Distributor Mission, KS	7,259.577	31.74%

	R	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	8,496.321	37.15%

	R	Record	Sammons Financial Network LLC W. Des Moines, IA	5,500.842	24.05%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	193,287.658	66.26%

	Y	Record	National Financial Svcs Corp Boston, MA	18,819.926	6.45%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	31,742.865	10.88%

	Y	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	24,217.507	8.30%

Ivy Large Cap Growth	A	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	8,612,920.308	14.12%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	110,969.436	15.72%

	B	Record	First Clearing LLC St. Louis, MO	43,043.887	6.10%

	B	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	36,777.835	5.21%

	C	Record	Charles Schwab & Co Inc San Francisco, CA	320,611.550	6.63%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	1,118,270.110	23.13%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	807,078.289	16.70%

	C	Record	RBC Capital Markets Corporation Minneapolis, MN	283,337.767	5.86%

	C	Record	Raymond James & Associates St. Petersburg, FL	413,101.443	8.55%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Large Cap Growth	I	Record	National Financial Svcs Corp Boston, MA	540,354.375	8.24%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	715,982.397	10.92%

	I	Record	First Clearing LLC St. Louis, MO	560,154.447	8.54%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	2,512,566.861	38.32%

	I	Record	RBC Capital Markets Corporation Minneapolis, MN	670,946.095	10.23%

	R	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	99,484.304	5.76%

	R	Record	Hartford Life Insurance Company Windsor, CT	1,368,211.437	79.22%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	617,914.015	8.66%

	Y	Record	Minnesota Life Insurance Co St. Paul, MN	3,710,243.647	52.01%

	Y	Record	Mercer Trust Co Norwood, MA	566,506.920	7.94%

	Y	Record	Hartford Life Insurance Company Windsor, CT	1,052,599.548	14.75%

Ivy Limited-Term Bond	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	134,103.355	8.74%

	B	Record	First Clearing LLC St. Louis, MO	459,874.171	29.96%

	C	Record	UBS Financial Services Jersey City, NJ	588,613.842	5.28%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	1,493,698.574	13.40%

	C	Record	First Clearing LLC St. Louis, MO	1,446,213.459	12.98%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	682,238.733	6.12%

	C	Record	Raymond James & Associates St. Petersburg, FL	1,130,683.008	10.14%

	C	Record	LPL Financial San Diego, CA	588,150.348	5.28%

	E	Beneficial	Mathew Chung Grand Rapids, MI	18,424.201	5.92%

	E	Record	Michael Poirier Windham, NH	16,013.317	5.15%

	I	Record	Charles Schwab & Co Inc San Francisco, CA	426,763.294	10.27%

	I	Record	National Financial Svcs Corp Boston, MA	590,162.771	14.20%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	1,136,060.232	27.34%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Limited-Term Bond	I	Record	First Clearing LLC St. Louis, MO	692,277.435	16.66%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	515,246.709	12.40%

	R	Beneficial	Benefit Trust Kansas City, MO	6,922.268	10.92%

	R	Record	Ivy Funds Distributor Mission, KS	22,796.082	71.94%

	R	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	1,969.807	6.22%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	293,567.124	12.70%

	Y	Record	National Financial Svcs Corp Boston, MA	482,959.294	20.90%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	546,909.307	23.67%

	Y	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	138,238.130	5.98%

	Y	Record	Ameritrade Inc Omaha, NE	209,312.780	9.06%

	Y	Record	LPL Financial San Diego, CA	144,395.305	6.25%

Ivy Managed International Opportunities	B	Record	Waddell & Reed Financial Inc Mission, KS	41,574.772	12.95%

	C	Record	Charles Schwab & Co Inc San Francisco, CA	45,903.840	7.65%

	C	Record	Waddell & Reed Financial Inc Mission, KS	41,692.497	6.95%

	E	Record	Waddell & Reed Financial Inc Mission, KS	43,134.544	100.00%

	I	Record	Nationwide Investment Svcs Corp Columbus, OH	15,970.937	16.31%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	7,889.940	8.06%

	I	Record	First Clearing LLC St. Louis, MO	8,212.714	8.39%

	I	Record	Waddell & Reed Financial Inc Mission, KS	43,123.019	44.05%

	I	Record	Ronald M. Weseloh North Haven, CT	5,460.073	5.58%

	R	Record	Ivy Funds Distributor Mission, KS	56,038.036	100.00%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	9,240.350	6.84%

	Y	Record	National Financial Svcs Corp Boston, MA	32,033.223	23.73%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	49,532.561	36.69%

	Y	Record	Waddell & Reed Financial Inc Mission, KS	42,710.203	31.64%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Micro Cap Growth	B	Record	First Clearing LLC St. Louis, MO	10,497.286	10.16%

	B	Record	American Enterprise Investment Svc Minneapolis, MN	16,800.808	16.26%

	B	Record	Raymond James & Associates St. Petersburg, FL	5,904.998	5.71%

	C	Record	National Financial Svcs Corp Boston, MA	28,377.301	5.26%

	C	Record	First Clearing LLC St. Louis, MO	87,646.161	16.24%

	C	Record	American Enterprise Investment Svc Minneapolis, MN	32,295.861	5.98%

	C	Record	Raymond James & Associates St. Petersburg, FL	103,304.429	19.14%

	I	Record	Charles Schwab & Co Inc San Francisco, CA	63,090.592	5.82%

	I	Record	National Financial Svcs Corp Boston, MA	118,604.018	10.94%

	I	Record	Aberdeen Optimal Allocations Fund Specialty Philadelphia, PA	73,581.668	6.78%

	I	Record	First Clearing LLC St. Louis, MO	422,322.312	38.94%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	77,459.072	7.14%

	R	Record	Ivy Funds Distributor Mission, KS	14,684.168	75.63%

	R	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	4,236.532	21.82%

	Y	Beneficial	Pershing LLC Katy, TX	5,437.069	6.23%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	13,728.803	15.72%

	Y	Record	Johnson Madison Lumber Co Great Falls, MT	7,021.539	8.04%

	Y	Record	Raymond James & Associates St. Petersburg, FL	18,578.091	21.28%

	Y	Record	LPL Financial San Diego, CA	26,021.035	29.80%

Ivy Mid Cap Growth	A	Record	UBS Financial Services Jersey City, NJ	7,734,675.514	11.94%

	A	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	17,152,954.682	26.48%

	A	Record	American Enterprise Investment Svc Minneapolis, MN	6,624,531.593	10.23%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Mid Cap Growth	B	Record	Charles Schwab & Co Inc San Francisco, CA	61,342.920	5.29%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	60,228.790	5.19%

	B	Record	First Clearing LLC St. Louis, MO	324,532.564	27.96%

	B	Record	American Enterprise Investment Svc Minneapolis, MN	90,171.547	7.77%

	B	Record	Raymond James & Associates St. Petersburg, FL	67,671.767	5.83%

	C	Record	National Financial Svcs Corp Boston, MA	714,550.804	5.00%

	C	Record	UBS Financial Services Jersey City, NJ	832,325.234	5.83%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	2,427,447.488	17.00%

	C	Record	First Clearing LLC St. Louis, MO	848,769.411	5.94%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	2,254,994.706	15.79%

	C	Record	Raymond James & Associates St. Petersburg, FL	2,715,468.224	19.02%

	I	Record	Charles Schwab & Co Inc San Francisco, CA	6,840,023.091	7.93%

	I	Record	National Financial Svcs Corp Boston, MA	13,809,468.213	16.01%

	I	Record	Fidelity Management Trust Co Covington, KY	7,701,704.026	8.93%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	25,923,914.332	30.05%

	R	Beneficial	Mid Atlantic Trustco Pittsburgh, PA	278,495.196	6.63%

	R	Record	National Financial Svcs Corp Boston, MA	370,214.515	8.81%

	R	Record	Fidelity Management Trust Co Covington, KY	218,792.060	5.21%

	R	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	718,190.244	17.10%

	R	Record	David Lerner Associates Inc Syosset, NY	432,607.720	10.30%

	R	Record	MG Trust Company Cust Denver, CO	378,941.194	9.02%

	R	Record	Frontier Trustco Portland, OR	565,124.022	13.45%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	5,281,493.942	18.02%

	Y	Record	National Financial Svcs Corp Boston, MA	5,714,544.994	19.50%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Mid Cap Growth	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	1,642,964.179	5.61%

	Y	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	4,372,405.523	14.92%

	Y	Record	Wells Fargo Bank, N.A. Minneapolis, MN	1,503,485.561	5.13%

Ivy Money Market	B	Record	National Financial Svcs Corp Boston, MA	297,886.699	5.42%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	298,997.757	5.44%

	B	Record	First Clearing LLC St. Louis, MO	1,588,122.647	28.91%

	B	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	357,490.483	6.51%

	C	Record	UBS Financial Services Jersey City, NJ	1,526,337.540	5.36%

	C	Record	First Clearing LLC St. Louis, MO	3,074,722.270	10.79%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	4,471,455.597	15.69%

	C	Record	Raymond James & Associates St. Petersburg, FL	1,557,113.779	5.46%

Ivy Municipal Bond	B	Record	National Financial Svcs Corp Boston, MA	24,469.490	12.18%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	41,022.454	20.43%

	B	Record	First Clearing LLC St. Louis, MO	75,858.541	37.77%

	C	Record	National Financial Svcs Corp Boston, MA	104,750.078	5.76%

	C	Record	UBS Financial Services Jersey City, NJ	109,252.728	6.01%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	211,759.761	11.64%

	C	Record	First Clearing LLC St. Louis, MO	202,994.984	11.16%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	153,423.251	8.44%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	27,103.403	15.80%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	67,895.433	39.57%

	I	Record	Waddell & Reed Financial Inc Mission, KS	36,763.485	21.43%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	30,153.262	17.58%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Municipal Bond	Y	Record	Waddell & Reed Financial Inc Mission, KS	36,182.573	76.76%

	Y	Record	LPL Financial San Diego, CA	8,115.720	17.22%

	Y	Record	Russell Fischer & Marueen Fischer Coral Springs, FL	2,837.109	6.02%

Ivy Municipal High Income	A	Record	UBS Financial Services Jersey City, NJ	10,773,901.267	14.53%

	A	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	5,728,778.211	7.73%

	A	Record	First Clearing LLC St. Louis, MO	6,100,200.237	8.23%

	A	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	5,146,100.104	6.94%

	A	Record	American Enterprise Investment Svc Minneapolis, MN	9,307,435.078	12.56%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	958,628.296	33.13%

	B	Record	First Clearing LLC St. Louis, MO	450,498.127	15.57%

	B	Record	American Enterprise Investment Svc Minneapolis, MN	174,262.716	6.02%

	C	Record	UBS Financial Services Jersey City, NJ	3,202,106.119	7.26%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	11,984,197.376	27.16%

	C	Record	First Clearing LLC St. Louis, MO	7,839,207.026	17.77%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	6,165,366.934	13.97%

	C	Record	Raymond James & Associates St. Petersburg, FL	2,441,622.010	5.53%

	I	Record	Charles Schwab & Co Inc San Francisco, CA	17,896,003.993	15.97%

	I	Record	National Financial Svcs Corp Boston, MA	10,211,928.000	9.11%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	24,883,724.790	22.21%

	I	Record	First Clearing LLC St. Louis, MO	14,632,827.933	13.06%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	12,394,496.688	11.06%

	I	Record	Mori & Co Kansas City, MO	5,816,581.109	5.19%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	594,184.982	19.83%

	Y	Record	National Financial Svcs Corp Boston, MA	386,064.088	12.89%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Municipal High Income	Y	Record	Raymond James & Associates St. Petersburg, FL	237,028.262	7.91%

	Y	Record	LPL Financial San Diego, CA	1,492,501.190	49.81%

Ivy Real Estate Securities	B	Record	First Clearing LLC St. Louis, MO	22,358.832	9.57%

	C	Record	First Clearing LLC St. Louis, MO	49,616.278	8.20%

	I	Record	National Financial Svcs Corp Boston, MA	147,244.483	37.15%

	I	Record	Nationwide Investment Svcs Corp Columbus, OH	47,779.749	12.05%

	I	Record	First Clearing LLC St. Louis, MO	117,172.371	29.56%

	R	Beneficial	Mid Atlantic Trustco Pittsburgh, PA	8,727.376	13.66%

	R	Beneficial	Kyung Hee Na Fair Lawn, NJ	3,502.954	5.48%

	R	Beneficial	John Robert Pharr Dallas, TX	4,567.888	7.15%

	R	Record	Fidelity Management Trust Co Covington, KY	3,878.101	6.07%

	R	Record	Ivy Investment Management Company Mission, KS	5,892.941	9.22%

	R	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	4,213.928	6.59%

	R	Record	MG Trust Company Cust Denver, CO	7,493.149	11.72%

	R	Record	Mid Atlantic Trustco Pittsburgh, PA	3,288.516	5.15%

	R	Record	Frontier Trustco Portland, OR	19,456.792	30.44%

	Y	Record	Minnesota Life Insurance Co St. Paul, MN	5,913,783.415	94.63%

Ivy Science and Technology	A	Record	National Financial Svcs Corp Boston, MA	3,335,045.320	8.44%

	A	Record	UBS Financial Services Jersey City, NJ	5,048,435.739	12.78%

	A	Record	American Enterprise Investment Svc Minneapolis, MN	6,217,216.379	15.74%

	B	Record	Charles Schwab & Co Inc San Francisco, CA	94,405.456	6.26%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	105,066.854	6.97%

	B	Record	First Clearing LLC St. Louis, MO	181,319.951	12.02%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Science and Technology	B	Record	American Enterprise Investment Svc Minneapolis, MN	228,488.308	15.15%

	C	Record	UBS Financial Services Jersey City, NJ	1,249,126.573	7.17%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	3,431,663.561	19.69%

	C	Record	First Clearing LLC St. Louis, MO	1,547,756.392	8.88%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	2,208,037.606	12.67%

	C	Record	Raymond James & Associates St. Petersburg, FL	1,551,300.118	8.90%

	I	Record	Charles Schwab & Co Inc San Francisco, CA	1,924,747.975	7.57%

	I	Record	National Financial Svcs Corp Boston, MA	2,366,802.250	9.31%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	5,139,053.130	20.21%

	I	Record	First Clearing LLC St. Louis, MO	3,329,091.897	13.09%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	3,355,450.454	13.20%

	I	Record	LPL Financial San Diego, CA	1,376,024.812	5.41%

	R	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	174,700.346	8.77%

	R	Record	Hartford Life Insurance Company Windsor, CT	821,104.578	41.23%

	R	Record	Sammons Financial Network LLC W. Des Moines, IA	191,585.498	9.62%

	R	Record	Frontier Trustco Portland, OR	108,990.853	5.47%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	2,647,154.456	14.80%

	Y	Record	GWFS Equities Inc Greenwood Village, CO	1,657,112.230	9.27%

	Y	Record	National Financial Svcs Corp Boston, MA	4,574,972.257	25.58%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	1,807,099.407	10.11%

	Y	Record	Minnesota Life Insurance Co St. Paul, MN	925,601.139	5.18%

	Y	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	903,055.369	5.05%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class

Ivy Small Cap Growth	A	Record	American Enterprise Investment Svc Minneapolis, MN	1,620,512.439	7.66%

	B	Record	Charles Schwab & Co Inc San Francisco, CA	39,203.679	5.14%

	B	Record	First Clearing LLC St. Louis, MO	95,414.765	12.50%

	B	Record	American Enterprise Investment Svc Minneapolis, MN	43,908.433	5.75%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	816,409.574	6.12%

	C	Record	Raymond James & Associates St. Petersburg, FL	798,549.240	5.98%

	I	Beneficial	Aspirus Wausau Hospital PP Phoenix, AZ	675,842.246	6.35%

	I	Record	Charles Schwab & Co Inc San Francisco, CA	2,195,918.491	20.65%

	I	Record	National Financial Svcs Corp Boston, MA	2,614,790.564	24.59%

	I	Record	First Clearing LLC St. Louis, MO	802,188.117	7.54%

	I	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	678,104.012	6.38%

	I	Record	Arent Fox 401(k) Plan Washington, DC	657,052.407	6.18%

	R	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	384,597.645	16.84%

	R	Record	ING National Trust Windsor, CT	458,609.413	20.08%

	R	Record	MG Trust Company Cust Denver, CO	303,546.523	13.29%

	R	Record	Sammons Financial Network LLC W. Des Moines, IA	472,152.499	20.67%

	R	Record	Frontier Trustco Portland, OR	228,277.682	9.99%

	Y	Record	Charles Schwab & Co Inc San Francisco, CA	1,167,221.957	9.32%

	Y	Record	National Financial Svcs Corp Boston, MA	1,777,636.557	14.20%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	1,005,559.413	8.03%

	Y	Record	Minnesota Life Insurance Co St. Paul, MN	4,286,534.639	34.24%

Ivy Small Cap Value	B	Record	Charles Schwab & Co Inc San Francisco, CA	16,951.215	7.75%

	B	Record	First Clearing LLC St. Louis, MO	22,497.944	10.29%

	C	Record	National Financial Svcs Corp Boston, MA	68,311.169	5.96%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Small Cap Value	C	Record	UBS Financial Services Jersey City, NJ	105,954.755	9.24%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	138,943.884	12.12%

	C	Record	First Clearing LLC St. Louis, MO	87,775.777	7.65%

	C	Record	Morgan Stanley Smith Barney LLC Jersey City, NJ	70,027.443	6.11%

	C	Record	Raymond James & Associates St. Petersburg, FL	72,380.478	6.31%

	C	Record	LPL Financial San Diego, CA	88,057.882	7.68%

	E	Record	Waddell & Reed Financial Inc Mission, KS	7,479.577	100.00%
	I	Record	National Financial Svcs Corp Boston, MA	147,531.254	10.77%

	I	Record	T Rowe Price Retirement Plan Owings Mills, MD	642,455.418	46.91%

	I	Record	First Clearing LLC St. Louis, MO	193,555.214	14.13%

	I	Record	Waddell & Reed Financial Inc Mission, KS	167,949.368	12.26%

	R	Record	Ivy Funds Distributor Mission, KS	16,751.556	19.81%

	R	Record	Sammons Financial Network LLC W. Des Moines, IA	59,036.977	69.81%

	Y	Record	National Financial Svcs Corp Boston, MA	28,111.104	5.73%

	Y	Record	Nationwide Investment Svcs Corp Columbus, OH	120,628.919	24.57%

	Y	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	134,304.063	27.36%

	Y	Record	LPL Financial San Diego, CA	40,523.112	8.25%

	Y	Record	Mid Atlantic Trustco Pittsburgh, PA	45,128.643	9.19%

Ivy Tax-Managed Equity	A	Record	National Financial Svcs Corp Boston, MA	188,491.308	7.56%

	B	Record	Waddell & Reed Financial Inc Mission, KS	46,666.668	81.38%

	C	Beneficial	Jennifer L. Williams Dallas, TX	6,240.647	5.87%

	C	Record	American Enterprise Investment Svc Minneapolis, MN	11,759.676	11.06%

	C	Record	Waddell & Reed Financial Inc Mission, KS	34,836.067	32.77%

	I	Record	Charles Schwab & Co Inc San Francisco, CA	16,498.444	19.17%

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Tax-Managed Equity	I	Record	Waddell & Reed Financial Inc Mission, KS	59,806.709	69.50%

	Y	Record	Ameritrade Inc Omaha, NE	15,288.874	40.64%

	Y	Record	Waddell & Reed Financial Inc Mission, KS	21,061.645	55.98%

Ivy Value	A	Record	American Enterprise Investment Svc Minneapolis, MN	804,072.136	7.60%

	B	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	14,923.759	7.38%

	B	Record	First Clearing LLC St. Louis, MO	10,645.940	5.26%

	C	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	38,854.527	6.32%

	C	Record	Raymond James & Associates St. Petersburg, FL	51,912.354	8.44%

	C	Record	LPL Financial San Diego, CA	235,513.168	38.28%

	E	Record	Waddell & Reed Financial Inc Mission, KS	6,045.619	100.00%

	I	Record	National Financial Svcs Corp Boston, MA	59,837.392	24.45%

	I	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	20,894.035	8.54%

	I	Record	LPL Financial San Diego, CA	75,963.134	31.04%

	R	Record	Ivy Funds Distributor Mission, KS	13,915.094	95.62%
	Y	Record	RUF Corp Olathe, KS	7,139.032	9.40%

	Y	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	56,909.822	74.93%

	Y	Record	LPL Financial San Diego, CA	6,123.960	8.06%

As of June 30, 2014, all of the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

The Management Agreement

The Trust, on behalf of each Fund, has entered into an Investment Management Agreement (Management Agreement) with IICO, a subsidiary of WDR. Under the Management Agreement, IICO is employed to supervise the investments of the Funds and provide investment advice to the Funds. The Management Agreement obligates IICO to make investments for the account of each Fund in accordance with its best judgment and within the investment objective(s) and restrictions set forth in the Prospectus, this SAI, the 1940 Act and the provisions of the Code relating to RICs, subject to policy decisions adopted by the Board. IICO also determines the securities to be purchased or sold by each Fund and places the orders.

The Management Agreement provides that it may be renewed year to year as to each Fund, provided that any such renewal has been specifically approved, at least annually, by (i) the Board, or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, and (ii) the vote of a majority of the Independent Trustees. The Management Agreement also provides that either party has the right to terminate it as to a Fund, without penalty, upon 60 days’ written notice by the Trust to IICO and 120 days written notice by IICO to the Trust, and that the Management Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). A discussion regarding the basis of the approval of the Management Agreement is available in the Funds’ Semiannual Report to Shareholders, for the period ended September 30, 2013.

Investment Subadvisers

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment adviser located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadviser to Ivy Real Estate Securities Fund and Ivy Bond Fund under an agreement with IICO. Advantus Capital was the investment adviser and manager of each of those Funds’ predecessor funds since March 1, 1995. Advantus Capital was incorporated in Minnesota in June 1994, and is an affiliate of Minnesota Life. For its services, Advantus Capital receives fees from IICO pursuant to the following schedule:

Fund Name	Fee Payable to Advantus Capital as a Percentage of the Fund’s Average Net Assets
Ivy Bond Fund	0.263%
Ivy Real Estate Securities Fund	0.480%[1]

[1]	Through July 31, 2015, Advantus Capital has contractually agreed to reduce the subadvisory fee paid by IICO by an annual rate of 0.05% of average daily net assets.

LaSalle Investment Management Securities, LLC (LaSalle US), a registered investment adviser located at 100 East Pratt Street, 20th Floor, Baltimore, Maryland 21202, serves as the investment subadviser to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund pursuant to an agreement with IICO. LaSalle US delegates to its affiliate, LaSalle Investment Management Securities, B.V. (LaSalle BV, and collectively with LaSalle US, LaSalle Securities), a registered investment adviser located at Herengracht 471,1017 BS Amsterdam, The Netherlands, investment management responsibilities for the portion of the portfolio allocated by LaSalle US to companies listed for trading in Europe, as further described below. LaSalle US is responsible for the overall management of each Fund’s portfolio of investments, including the allocation of each Fund’s net assets among various regions and countries, and making purchases and sales consistent with each Fund’s investment objective and strategies. LaSalle US may invest in securities of issuers in any country. LaSalle US is also responsible for the supervision of LaSalle BV, a subadviser of the Fund that assists with portfolio management.

LaSalle BV makes investments consistent with each Fund’s investment objective and strategies with respect to securities of Global Real Estate Companies, focusing on those companies that maintain their principal place of business or conduct their principal business activities in, or that are organized under the laws of, the United Kingdom or countries in continental Europe, or companies whose securities are traded in those markets. LaSalle BV also assists LaSalle US on each Fund’s portfolio allocation among the various regions and countries, and provides other assistance as requested by LaSalle US. There is no pre-determined allocation to LaSalle BV. The amount is determined through LaSalle Securities’ investment process, as described in the Prospectus, and on-going discussions between LaSalle US and LaSalle BV.

LaSalle US serves as subadviser to Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund under an investment subadvisory agreement with IICO effective April 1, 2013. For its services under the agreement, LaSalle US receives fees from IICO pursuant to the following schedule:

	Fee Payable to LaSalle US as a Percentage of the Fund’s Average Net Assets
Fund Name	Fund Assets	Fee
Ivy Global Real Estate Fund	up to $1 billion	0.475%
	over $1 billion to $2 billion	0.460%
	over $2 billion to $3 billion	0.435%
	over $3 billion	0.420%
Ivy Global Risk-Managed Real Estate Fund	up to $1 billion	0.475%
	over $1 billion to $2 billion	0.460%
	over $2 billion to $3 billion	0.435%
	over $3 billion	0.420%

LaSalle US is responsible for paying LaSalle BV for the delegated services.

Mackenzie Financial Corporation (Mackenzie), is a wholly owned subsidiary of IGM Financial Inc. Mackenzie, with offices at 180 Queen Street West, Toronto, Ontario, Canada, M5V 3K1, is a corporation organized under the laws of Ontario. Mackenzie is registered in Ontario as an Investment Fund Manager, Exempt Market Dealer and Portfolio Manager and is also registered with the SEC as an investment adviser. Under an agreement dated February 21, 2014 between IICO and Mackenzie, Mackenzie serves as investment subadviser to Ivy Cundill Global Value Fund. Mackenzie’s Cundill investment team provides investment advice to, and generally conducts the investment management program for, Ivy Cundill Global Value Fund. Mackenzie’s Cundill investment team is located at 200 Burrard Street, Ste. 400, Vancouver, British Columbia V6C 3L6. For its services, Mackenzie receives fees from IICO pursuant to the following schedule:

	Fee Payable to Mackenzie as a Percentage of the Fund’s Average Net Assets
Fund Name	Fund Assets	Fee[1]
Ivy Cundill Global Value Fund	up to $500 million	0.500%
	over $500 million to $1 billion	0.425%
	over $1 billion to $2 billion	0.415%
	over $2 billion to $3 billion	0.400%
	over $3 billion	0.380%

[1]	Through July 31, 2015, Mackenzie has contractually agreed to reduce the subadvisory fee paid by IICO by an annual rate of 0.07% of average daily net assets.

Wall Street Associates, LLC (WSA), a limited liability corporation with principal offices at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, has been retained under an investment subadvisory agreement to provide investment advice for and, in general, conduct the investment management program of Ivy Micro Cap Growth Fund, subject to the general control of the Board. WSA, founded in 1987, provides investment advisory services for institutional clients and high net worth individuals. From the management fee received with respect to Ivy Micro Cap Growth Fund, IICO pays to WSA a subadvisory fee computed at an annual rate, which is a percentage of the average daily net assets of Ivy Micro Cap Growth Fund, of 0.50% of net assets.

Each subadvisory fee is accrued daily and payable in arrears on the last day of each calendar month.

The Subadvisory Agreement between IICO and each of Advantus Capital, LaSalle Securities, Mackenzie and WSA will terminate automatically in the event of its assignment or upon the termination of the Management Agreement. In addition, each Subadvisory Agreement is terminable at any time, without penalty, by the Board, by a vote of a majority of the outstanding voting securities of the class of capital stock of the Fund, or by IICO on 60 days’ written notice to the subadviser, or by the subadviser on 60 days’ written notice to IICO. Ninety days’ written notice is required with respect to the Mackenzie Subadvisory Agreement.

Each Subadvisory Agreement provides that it may be renewed from year to year as to each affected Fund. The Subadvisory Agreements between IICO and each of Advantus Capital and LaSalle Securities were renewed by the Board, including a majority of the Independent Trustees, at a meeting held on August 13, 2013. These Subadvisory Agreements will continue in effect for the period from October 1, 2013 through September 30, 2014, unless sooner terminated. A discussion regarding the basis of the approval of these Subadvisory Agreements is available in the Funds’ Semiannual Report to Shareholders, dated September 30, 2013, which is available upon request.

The Subadvisory Agreement between IICO and Mackenzie was renewed by the Board, including a majority of the Independent Trustees, at a meeting held on August 13, 2013 (Old Mackenzie Agreement). Subsequently, there was a change in control of Mackenzie and the agreement was automatically terminated pursuant to the 1940 Act. The Board, including a majority of the Independent Trustees approved an interim subadvisory agreement between IICO and Mackenzie, at a meeting held on October 22, 2013. At a meeting of the Board of Trustees on November 12, 2013, the Board of Trustees, including the Independent Trustees, considered the terms of a new subadvisory agreement between IICO and Mackenzie (New Mackenzie Agreement), and unanimously determined to recommend the New Mackenzie Agreement to shareholders for approval. The New Mackenzie Agreement provided for the same duties and compensation with respect to Mackenzie as the Old Mackenzie Agreement. Shareholders approved the New Mackenzie Agreement at a meeting held on February 21, 2014. The New Mackenzie Agreement will continue in effect for the period from February 21, 2014 through September 30, 2015, unless sooner terminated. A discussion regarding the basis of the approval of the New Mackenzie Agreement will be available in the Semiannual Report to Shareholders, dated September 30, 2014. A discussion regarding the basis of the approval of the Old Mackenzie Agreement is available in the Semiannual Report to Shareholders, dated September 30, 2013.

The Subadvisory Agreement between IICO and WSA was renewed by the Board, including a majority of the Independent Trustees, at a meeting held on August 13, 2013 (Old WSA Agreement). Subsequently, there was a change in control of WSA and the agreement was automatically terminated pursuant to the 1940 Act. The Board, including a majority of the Independent Trustees approved an interim subadvisory agreement between IICO and WSA, at a meeting held on February 26, 2014. The Board of Trustees, including the Independent Trustees, also considered the terms of a new subadvisory agreement between IICO and WSA (New WSA Agreement), and unanimously determined to recommend the New WSA Agreement to shareholders for approval. The New WSA Agreement provided for the same duties and compensation with respect to WSA as the Old WSA Agreement. Shareholders approved the New WSA Agreement at a meeting held on July 2, 2014. The New WSA Agreement will continue in effect for the period from July 2, 2014 through September 30, 2015, unless sooner terminated. A discussion regarding the basis of the approval of the New WSA Agreement will be available in the Semiannual Report to Shareholders, dated September 30, 2014. A discussion regarding the basis of the approval of the Old WSA Agreement is available in the Semiannual Report to Shareholders, dated September 30, 2013.

Payments by the Funds for Management Services

Under the Management Agreement, for IICO’s management services, each Fund pays IICO a fee as described in the Prospectus. Every share class of a Fund has the same management fee. A discussion regarding management fee reimbursement is contained in the section titled Distribution Services below. The management fees paid to IICO during the past three fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012 for each of the Funds then in existence were as follows:

	2014		2013		2012
	Including Waiver	Excluding Waiver	Including Waiver	Excluding Waiver	Including Waiver	Excluding Waiver
Ivy Asset Strategy Fund		$175,214,756		$144,590,002		$147,585,252
Ivy Balanced Fund		9,130,671		4,219,844		2,372,715
Ivy Bond Fund		3,109,568		2,972,445		2,288,191
Ivy Core Equity Fund		5,056,414		2,732,292		2,105,682
Ivy Cundill Global Value Fund	$2,666,955	3,101,069	$2,088,992	2,191,270		2,706,891
Ivy Dividend Opportunities Fund		2,478,002		2,364,160		2,298,958
Ivy Emerging Markets Equity Fund		5,903,566		6,345,839		6,778,523
Ivy Energy Fund		1,315,312		947,593		1,071,555
Ivy European Opportunities Fund		1,906,901		1,982,152		2,074,929
Ivy Global Bond Fund		1,785,410		1,543,029	$1,452,146	1,471,280
Ivy Global Equity Income Fund*	1,034,072	1,049,969	179,040	253,327		N/A
Ivy Global Income Allocation Fund		3,315,830	2,165,372	2,215,875		2,004,760
Ivy Global Natural Resources Fund		17,446,493		25,502,254		43,286,683
Ivy Global Real Estate Fund**	85,460	170,596		N/A		N/A
Ivy Global Risk-Managed Real Estate Fund**	274,559	292,171		N/A		N/A
Ivy High Income Fund		48,281,359		32,842,126		15,304,465
Ivy International Core Equity Fund		15,044,103		12,395,425		10,970,640
Ivy International Growth Fund		3,005,579		1,980,268		1,711,914
Ivy Large Cap Growth Fund		9,689,898		9,524,141		8,728,114
Ivy Limited-Term Bond Fund		7,149,839		7,026,255		6,077,848
Ivy Managed International Opportunities Fund		97,908		94,019		94,600
Ivy Micro Cap Growth Fund		1,565,440		733,937		746,942
Ivy Mid Cap Growth Fund		33,091,595		21,110,593		11,403,008
Ivy Money Market Fund	171,427	808,235	398,832	807,956	409,352	953,760
Ivy Municipal Bond Fund		794,279		802,132		559,737
Ivy Municipal High Income Fund	6,338,893	6,538,895	6,867,096	7,067,098	3,014,819	3,205,328
Ivy Real Estate Securities Fund	4,365,350	4,911,008	4,165,864	4,332,498		3,735,286
Ivy Science and Technology Fund		29,242,756		12,862,416		11,353,328
Ivy Small Cap Growth Fund		9,041,794		6,562,963		6,313,790
Ivy Small Cap Value Fund		2,459,987		2,135,355		2,258,707
Ivy Tax-Managed Equity Fund		240,995	32,529	139,931	0	92,465
Ivy Value Fund		1,577,974		914,963		743,579

*	Ivy Global Equity Income Fund commenced operations on June 4, 2012.
**	Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund commenced operations on April 1, 2013.

For Funds managed solely by IICO, IICO has voluntarily agreed to waive its management fee for any day that the Fund’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver.

In the above table, the terms “including” and “excluding” refer to the effect of a waiver. Where applicable, the amount shown “including” the waiver is the actual management fee paid with the waiver in effect, whereas the amount shown “excluding” the waiver is the management fee that would have been paid by the Fund had the waiver not been in effect. In light of market conditions, IICO has voluntarily agreed to waive and/or reimburse sufficient expenses of Ivy Money Market Fund to the extent necessary to maintain a yield of not less than zero. There is no guarantee that Ivy Money Market Fund will maintain such a yield. IICO may amend or terminate this voluntary waiver at any time without prior notice to shareholders.

For purposes of calculating the daily fee, the Funds do not include money owed to them by IFDI for shares which it has sold but not yet paid to the Funds. The Funds accrue and pay this fee daily.

Shareholder Services

Under the Shareholder Servicing Agreement entered into between the Trust and Waddell & Reed Services Company, a subsidiary of Waddell & Reed, doing business as WISC, WISC performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Funds and the handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Board without shareholder approval. WISC is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Under the Shareholder Servicing Agreement with respect to Class A, Class B, Class C and Class E shares of a Fund (other than Ivy Money Market Fund and Ivy Managed International Opportunities Fund), the Fund pays WISC an annual fee (payable monthly) for each account of the Fund that is non-networked and that fee ranges from $18.05 to $20.35 per account; however, WISC has agreed to reduce those fees if the number of total Fund accounts within the Fund Complex reaches certain levels.

For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial companies who are agents of the Fund for the limited purpose of purchases and sales) WISC has agreed to reduce its per account fees charged to the Funds to $6.00 per account on an annualized basis and will pay the third parties for performing such services. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account.

Ivy Money Market Fund pays an amount payable on the first day of each month of $1.75 for each account of the Fund which was in existence during any portion of the immediately preceding month. In addition, for Class A shares of each of Ivy Limited-Term Bond Fund and Ivy Money Market Fund, the Fund also pays WISC a fee of $0.75 for each shareholder check it processes.

WISC (including any affiliate of WISC) may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of shares of the Fund whose interests generally are held in an omnibus account. These payments range from an annual fee of $12.00 to $21.00 for each account or up to 1/12 of 0.35 of 1% of the average daily net assets for the preceding month. WISC will pay the third parties for performing such services and the Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $18.00 or an annual fee of 0.25 of 1% that is based on average daily net assets.

With respect to Class Y and Class I shares, each Fund (other than Ivy Managed International Opportunities Fund) pays WISC an amount payable on the first day of each month equal to 1/12 of 0.15 of 1% of the average daily net assets of the Class for the preceding month.

With respect to Class R shares, each Fund pays WISC an amount payable on the first day of the month equal to 1/12 of 0.25 of 1% of the average daily net assets of the Class for the preceding month.

With respect to Class R6 shares, each Fund pays WISC an amount payable on the first day of the month equal to 1/12 of 0.01 of 1% of the average daily net assets of the Class for the preceding month.

Fees paid to WISC under the Shareholder Servicing Agreement during the past three fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012 were as follows:

	2014		2013		2012
	Including Waiver	Excluding Waiver	Including Waiver	Excluding Waiver	Including Waiver	Excluding Waiver
Ivy Asset Strategy Fund	$22,870,434	$23,313,535	$17,796,230	$18,053,346	$14,849,334	$15,297,843
Ivy Balanced Fund		1,060,307		505,466		289,996
Ivy Bond Fund	855,229	863,854	800,875	810,194	622,711	632,626
Ivy Core Equity Fund	568,294	931,122	520,085	613,747	522,016	529,867
Ivy Cundill Global Value Fund	830,375	833,685	726,388	739,661	782,463	838,579
Ivy Dividend Opportunities Fund	500,289	512,181	505,026	520,141	449,016	465,851
Ivy Emerging Markets Equity Fund		1,545,171		1,725,867		1,754,704
Ivy Energy Fund		279,478	167,070	232,969		213,928
Ivy European Opportunities Fund		623,024		713,104		764,703
Ivy Global Bond Fund	3,062	428,586	176	332,929	0	263,634
Ivy Global Equity Income Fund*	113,560	348,051	10,694	66,748		N/A
Ivy Global Income Allocation Fund	996,109	1,021,268	457,140	897,567	621,672	632,237
Ivy Global Natural Resources Fund	3,587,547	3,635,480	4,895,503	5,016,240	6,325,261	6,791,564
Ivy Global Real Estate Fund**	5,571	50,289	N/A	N/A	N/A	N/A
Ivy Global Risk-Managed Real Estate Fund**	16,741	50,767	N/A	N/A	N/A	N/A
Ivy High Income Fund	8,105,062	8,230,527	5,370,429	5,474,593	2,308,653	2,312,233
Ivy International Core Equity Fund	2,658,157	2,670,413	2,274,458	2,290,266	1,764,914	1,781,407
Ivy International Growth Fund		673,398		421,508	361,469	363,092
Ivy Large Cap Growth Fund	1,313,164	1,829,071	1,115,958	1,934,716	878,452	1,566,789
Ivy Limited-Term Bond Fund	1,715,255	1,719,615	1,498,681	1,505,954	1,149,828	1,156,823
Ivy Managed International Opportunities Fund		13,205		14,207		0
Ivy Micro Cap Growth Fund		350,101		194,932		174,670
Ivy Mid Cap Growth Fund	4,531,774	4,537,342	2,989,196	2,999,905	1,574,571	1,724,039
Ivy Money Market Fund	0	179,753	0	167,452	0	176,466
Ivy Municipal Bond Fund	111,776	112,002	95,809	96,198	69,498	69,811
Ivy Municipal High Income Fund	1,042,746	1,062,590	1,077,880	1,106,888	387,902	427,048
Ivy Real Estate Securities Fund	1,496,194	1,503,814	1,282,472	1,290,974	1,148,618	1,156,768
Ivy Science and Technology Fund	3,754,039	3,780,869	1,862,999	1,897,986	1,541,225	1,574,309
Ivy Small Cap Growth Fund	1,582,921	1,595,268	1,275,643	1,289,359	1,175,419	1,188,244
Ivy Small Cap Value Fund		708,648		715,965		728,134
Ivy Tax-Managed Equity Fund		43,840		29,745		19,171
Ivy Value Fund		349,838		242,484		203,248

*	Ivy Global Equity Income Fund commenced operations on June 4, 2012.
**	Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund commenced operations on April 1, 2013.

The amount shown “including” the waiver is the actual shareholder servicing fee paid with a shareholder servicing fee waiver in effect, whereas the amount shown “excluding” the waiver is the shareholder servicing fee that would have been paid by the Fund had the waiver not been in effect.

The Funds also pay certain out-of-pocket expenses of WISC, including: long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of a sub-agent used by WISC in performing services under the Shareholder Servicing Agreement including the cost of providing a record-keeping system; and costs of legal and special services not provided by IICO or WISC. Out-of-pocket expenses of WISC paid during the past three fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012 were as follows:

	2014		2013		2012
	Including Waiver	Excluding Waiver	Including Waiver	Excluding Waiver	Including Waiver	Excluding Waiver
Ivy Asset Strategy Fund		$18,619,140		$18,152,141		$20,513,822
Ivy Balanced Fund		895,363		400,375		276,484
Ivy Bond Fund		349,942		395,808		411,554
Ivy Core Equity Fund	$409,114	410,855		265,316		253,511
Ivy Cundill Global Value Fund		310,751	$331,697	331,734		394,254
Ivy Dividend Opportunities Fund		256,902		289,725		344,916
Ivy Emerging Markets Equity Fund		544,865		667,108		716,354
Ivy Energy Fund		177,495		139,143		150,116
Ivy European Opportunities Fund		227,885		265,885		314,837
Ivy Global Bond Fund	20,290	228,287	2,410	225,675	$0	261,327
Ivy Global Equity Income Fund*		99,263	14,485	14,540		N/A
Ivy Global Income Allocation Fund		373,261		342,086		267,546
Ivy Global Natural Resources Fund	2,714,454	2,722,245	3,914,019	3,922,638		5,342,592
Ivy Global Real Estate Fund**	262	12,822		N/A		N/A
Ivy Global Risk-Managed Real Estate Fund**	172	9,526		N/A		N/A
Ivy High Income Fund		5,285,823		3,324,423		2,054,218
Ivy International Core Equity Fund		1,079,454		1,140,312		1,397,109
Ivy International Growth Fund		305,049		204,639		214,439
Ivy Large Cap Growth Fund		1,028,128		1,108,237		1,133,444
Ivy Limited-Term Bond Fund		797,152		779,998		801,070
Ivy Managed International Opportunities Fund		159,822		162,546		176,844
Ivy Micro Cap Growth Fund		135,967		84,886		99,998
Ivy Mid Cap Growth Fund		3,470,888		1,560,334		1,082,019
Ivy Money Market Fund	0	157,766	0	142,662	0	184,107
Ivy Municipal Bond Fund		62,339		58,938		51,551
Ivy Municipal High Income Fund		422,984		362,702		198,222
Ivy Real Estate Securities Fund		441,413		413,357		417,291
Ivy Science and Technology Fund		2,102,492		1,139,819		1,200,734
Ivy Small Cap Growth Fund		602,012		524,793		613,444
Ivy Small Cap Value Fund		287,699		321,070		388,608
Ivy Tax-Managed Equity Fund		19,790		13,813		9,205
Ivy Value Fund		189,295		161,104		186,478

*	Ivy Global Equity Income Fund commenced operations on June 4, 2012.
**	Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund commenced operations on April 1, 2013.

The amount shown “including” the waiver is the actual out-of-pocket expenses paid with the waiver in effect, whereas the amount shown “excluding” the waiver is the out-of-pocket expenses that would have been paid by the Fund had the waiver not been in effect.

Accounting Services

Under the Accounting and Administrative Services Agreement entered into between the Trust and Waddell & Reed Services Company, doing business as WISC, WISC provides the Funds with bookkeeping and accounting services and assistance and other administrative services, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting and Administrative Services Agreement, or amendments to an existing one, may be approved by the Board without shareholder approval.

Under the Accounting and Administrative Services Agreement, each Fund (other than Ivy Managed International Opportunities Fund) pays WISC a monthly fee shown in the following table, based on the average daily net assets during the prior month.

Accounting Services Fee

Average Daily Net Assets for the Month	Monthly Fee
$0 - $10 million	$0
$10 - $25 million	$958
$25 - $50 million	$1,925
$50 - $100 million	$2,958
$100 - $200 million	$4,033
$200 - $350 million	$5,267
$350 - $550 million	$6,875
$550 - $750 million	$8,025
$750 - $1.0 billion	$10,133
$1.0 billion and over	$12,375

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly base fee.

Each Fund also pays a monthly fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets, with no fee charged for net assets in excess of $1 billion. This fee may be voluntarily waived until the Fund’s assets are at least $10 million.

Under the Accounting and Administrative Services Agreement, Ivy Managed International Opportunities Fund pays WISC a monthly fee shown in the following table, based on the average daily net assets during the prior month.

Accounting Services Fee

Average Daily Net Assets for the Month	Monthly Fee
$0 - $10 million	$0
$10 - $25 million	$479.00
$25 - $50 million	$962.50
$50 - $100 million	$1,479.00
$100 - $200 million	$2,016.50
$200 - $350 million	$2,633.50
$350 - $550 million	$3,437.50
$550 - $750 million	$4,012.50
$750 - $1.0 billion	$5,066.50
$1.0 billion and over	$6,187.50

In addition, for each class of shares in excess of one, Ivy Managed International Opportunities Fund pays WISC a monthly per-class fee equal to 1.25% of the monthly base fee.

Ivy Managed International Opportunities Fund also pays a monthly fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets, with no fee charged for net assets in excess of $1 billion. This fee may be voluntarily waived until the Fund’s assets are at least $10 million.

Fees paid to WISC during the past three fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012 for each of the Funds then in existence were as follows:

	2014	2013	2012
Ivy Asset Strategy Fund	$270,774	$270,774	$271,048
Ivy Balanced Fund	267,955	169,371	112,386
Ivy Bond Fund	170,493	160,935	136,405
Ivy Core Equity Fund	193,816	125,357	101,269
Ivy Cundill Global Value Fund	111,099	93,529	98,244
Ivy Dividend Opportunities Fund	119,224	109,044	105,790
Ivy Emerging Markets Equity Fund	170,376	174,959	188,783
Ivy Energy Fund	71,188	65,051	67,060
Ivy European Opportunities Fund	93,812	93,654	94,201
Ivy Global Bond Fund	99,720	94,796	93,104

	2014	2013	2012
Ivy Global Equity Income Fund*	$68,310	$27,465	$	N/A
Ivy Global Income Allocation Fund	142,282	129,368		99,775
Ivy Global Natural Resources Fund	270,774	270,774		271,048
Ivy Global Real Estate Fund**	12,444	N/A		N/A
Ivy Global Risk-Managed Real Estate Fund**	29,076	N/A		N/A
Ivy High Income Fund	270,774	268,299		267,336
Ivy International Core Equity Fund	270,774	268,300		267,336
Ivy International Growth Fund	119,166	92,163		82,929
Ivy Large Cap Growth Fund	270,774	270,774		257,830
Ivy Limited-Term Bond Fund	270,774	268,300		267,336
Ivy Managed International Opportunities Fund	45,318	44,616		47,263
Ivy Micro Cap Growth Fund	72,746	47,083		46,940
Ivy Mid Cap Growth Fund	270,774	270,774		263,972
Ivy Money Market Fund	80,158	81,566		90,385
Ivy Municipal Bond Fund	68,383	68,555		58,002
Ivy Municipal High Income Fund	259,481	268,730		168,831
Ivy Real Estate Securities Fund	153,449	142,982		136,423
Ivy Science and Technology Fund	270,774	270,774		271,048
Ivy Small Cap Growth Fund	259,892	207,493		199,769
Ivy Small Cap Value Fund	101,594	96,805		97,689
Ivy Tax-Managed Equity Fund	29,116	16,930		14,092
Ivy Value Fund	90,980	67,941		62,672

*	Ivy Global Equity Income Fund commenced operations on June 4, 2012.
**	Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund commenced operations on April 1, 2013.

Since each Fund pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, IICO and WISC, respectively, pay all of their own expenses, except as otherwise noted in the respective agreements, in providing these services. Amounts paid by the Funds under the Shareholder Servicing Agreement are described above. IICO and its affiliates pay the Trustees and Trust officers who are affiliated with IICO and its affiliates. The Funds pay the fees and expenses of the Independent Trustees.

Each Fund pays all of its other expenses. These include, for each Fund, the costs of printing and mailing materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Funds under Federal or other securities laws and to the Investment Company Institute, cost of processing and maintaining shareholder records, costs of systems or services used to price Fund securities and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Distribution Services

Under the Distribution Agreement entered into between the Trust and IFDI, IFDI serves as principal underwriter and distributor to the Funds.

Under the Distribution and Service Plan (Plan) adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act (Rule 12b-1), for Class A shares each Fund (other than Ivy Money Market Fund) may pay IFDI a fee not to exceed 0.25% of the Fund’s average annual net assets attributable to Class A shares, paid daily, to compensate IFDI for its costs and expenses in connection with, either directly or through others, the distribution of the Class A shares and/or the provision of personal services to Class A shareholders and/or maintenance of Class A shareholder accounts.

Under the Plan, for Class B shares and Class C shares, respectively, each Fund may pay IFDI a service fee not to exceed 0.25% of the Fund’s average annual net assets attributable to those classes, paid daily, to compensate IFDI for its services, either directly or through others, in connection with the provision of personal services to shareholders of those classes and/or the maintenance of shareholder accounts of those classes and a distribution fee of 0.75% of the Fund’s average annual net assets attributable to those classes, paid daily, to compensate IFDI for its services, either directly or through others, in connection with the distribution of shares of those classes.

Under the Plan, for Class E shares, each Fund (except Ivy Money Market Fund) pays IFDI a fee not to exceed 0.25% of the Fund’s average annual net assets attributable to Class E shares, paid daily, to compensate IFDI for its costs and expenses in connection with, either directly or through others, the distribution of the Class E shares, the provision of personal services to Class E shareholders and/or maintenance of Class E shareholder accounts.

Under the Plan, for Class R shares, each Fund pays IFDI a distribution and service fee at an annual rate of 0.50% of the Fund’s average annual net assets attributable to Class R shares, paid daily, to compensate IFDI for its services, either directly or through others, in connection with the distribution of shares of that class, and provision of personal services to shareholders of that class.

Under the Plan, for Class Y shares, each Fund pays IFDI daily a distribution and/or service fee not to exceed, on an annual basis, 0.25% of the Fund’s average annual net assets attributable to that class, paid daily, to compensate IFDI for its services, either directly or through others, in connection with the distribution of shares of that class.

Class I and Class R6 shares are not covered under the Plan.

IFDI offers the Funds’ shares through non-affiliated financial advisors, registered representatives and sales managers of Waddell & Reed and Legend Equities Corporation (Legend) and through other broker-dealers, banks and other appropriate intermediaries (the sales force). In distributing shares through the sales force, IFDI will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Funds’ shares, as applicable. The Plan permits IFDI to receive compensation for the class-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Plan also contemplates that IFDI may be compensated for its activities in connection with: compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to shareholders of each Fund and/or maintaining shareholder accounts; increasing services provided to shareholders of each Fund by office personnel located at field sales offices; engaging in other activities useful in providing personal service to shareholders of each Fund and/or maintenance of shareholder accounts; and its arrangements with broker-dealers who may regularly sell shares of the Funds, and other third parties, for providing shareholder services and/or maintaining shareholder accounts with respect to Fund shares. The Plan and the Distribution Agreement contemplate that IFDI may be compensated for these class-related distribution efforts through the distribution fee.

The sales force and other parties may be paid continuing compensation based on the value of the shares held by shareholders to whom the member of the sales force is assigned to provide personal services, and IFDI or WISC, as well as other parties also may provide services to shareholders through telephonic means and written communications. IFDI may pay other broker-dealers a portion of the fees it receives under the Plan as well as other compensation in connection with the distribution of Fund shares.

For the fiscal year ended March 31, 2014, the Funds paid (or accrued) the following amounts as distribution fees and service fees for Class A Shares of each of the Funds:

Fund	Distribution and Service Fees
Ivy Asset Strategy Fund	$21,560,098
Ivy Balanced Fund	1,593,650
Ivy Bond Fund	1,370,800
Ivy Core Equity Fund	1,035,650
Ivy Cundill Global Value Fund	663,775
Ivy Dividend Opportunities Fund	666,812
Ivy Emerging Markets Equity Fund	1,101,359
Ivy Energy Fund	255,199
Ivy European Opportunities Fund	399,376
Ivy Global Bond Fund	444,396
Ivy Global Equity Income Fund	316,118
Ivy Global Income Allocation Fund	1,001,780
Ivy Global Natural Resources Fund	2,799,919
Ivy Global Real Estate Fund*	0
Ivy Global Risk-Managed Real Estate Fund*	0
Ivy High Income Fund	8,771,159
Ivy International Core Equity Fund	2,130,309
Ivy International Growth Fund	616,966
Ivy Large Cap Growth Fund	2,594,976
Ivy Limited-Term Bond Fund	3,266,132
Ivy Managed International Opportunities Fund	466,718
Ivy Micro Cap Growth Fund	351,083
Ivy Mid Cap Growth Fund	3,453,782
Ivy Money Market Fund	0

Fund	Distribution and Service Fees
Ivy Municipal Bond Fund	$304,901
Ivy Municipal High Income Fund	1,066,548
Ivy Real Estate Securities Fund	901,568
Ivy Science and Technology Fund	3,318,133
Ivy Small Cap Growth Fund	856,664
Ivy Small Cap Value Fund	589,244
Ivy Tax-Managed Equity Fund	82,670
Ivy Value Fund	502,776

*	Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund Class A shares would have paid $35,760 and $37,403, respectively, in distribution and service fees without a waiver in place impacting these Funds.

For the fiscal year ended March 31, 2014, the Funds paid (or accrued) the following amounts as distribution fees and service fees for Class B Shares of each of the Funds:

Fund	Distribution and Service Fees
Ivy Asset Strategy Fund	$7,613,580
Ivy Balanced Fund	594,359
Ivy Bond Fund	84,937
Ivy Core Equity Fund	103,891
Ivy Cundill Global Value Fund	52,588
Ivy Dividend Opportunities Fund	121,732
Ivy Emerging Markets Equity Fund	64,912
Ivy Energy Fund	46,140
Ivy European Opportunities Fund	27,091
Ivy Global Bond Fund*	62,963
Ivy Global Equity Income Fund	16,412
Ivy Global Income Allocation Fund	66,807
Ivy Global Natural Resources Fund	512,660
Ivy Global Real Estate Fund	2,264
Ivy Global Risk-Managed Real Estate Fund	9,567
Ivy High Income Fund	1,607,168
Ivy International Core Equity Fund	126,432
Ivy International Growth Fund	46,182
Ivy Large Cap Growth Fund	113,177
Ivy Limited-Term Bond Fund	215,812
Ivy Managed International Opportunities Fund	22,990
Ivy Micro Cap Growth Fund	23,446
Ivy Mid Cap Growth Fund	239,815
Ivy Money Market Fund*	0
Ivy Municipal Bond Fund	28,731
Ivy Municipal High Income Fund	160,889
Ivy Real Estate Securities Fund	62,401
Ivy Science and Technology Fund	580,506
Ivy Small Cap Growth Fund	119,065
Ivy Small Cap Value Fund	37,282
Ivy Tax-Managed Equity Fund	8,424
Ivy Value Fund	55,996

*	Ivy Global Bond Fund and Ivy Money Market Fund Class B shares would have paid $62,974 and $79,676, respectively, in distribution and service fees without a waiver in place impacting these Funds.

For the fiscal year ended March 31, 2014, the Funds paid (or accrued) the following amounts as distribution fees and service fees for Class C Shares of each of the Funds:

Fund	Distribution and Service Fees
Ivy Asset Strategy Fund	$90,326,363
Ivy Balanced Fund	3,860,612
Ivy Bond Fund	284,842
Ivy Core Equity Fund	1,321,790
Ivy Cundill Global Value Fund	232,756
Ivy Dividend Opportunities Fund	432,755
Ivy Emerging Markets Equity Fund	150,013
Ivy Energy Fund	241,060
Ivy European Opportunities Fund	96,047
Ivy Global Bond Fund	394,450
Ivy Global Equity Income Fund	55,309
Ivy Global Income Allocation Fund	271,089
Ivy Global Natural Resources Fund	3,307,256
Ivy Global Real Estate Fund	5,226
Ivy Global Risk-Managed Real Estate Fund	20,363
Ivy High Income Fund	16,595,640
Ivy International Core Equity Fund	1,046,883
Ivy International Growth Fund	250,011
Ivy Large Cap Growth Fund	759,502
Ivy Limited-Term Bond Fund	1,719,031
Ivy Managed International Opportunities Fund	49,901
Ivy Micro Cap Growth Fund	82,883
Ivy Mid Cap Growth Fund	2,381,291
Ivy Money Market Fund*	0
Ivy Municipal Bond Fund	241,209
Ivy Municipal High Income Fund	2,545,701
Ivy Real Estate Securities Fund	142,878
Ivy Science and Technology Fund	4,992,196
Ivy Small Cap Growth Fund	2,085,580
Ivy Small Cap Value Fund	176,904
Ivy Tax-Managed Equity Fund	13,614
Ivy Value Fund	123,303

*	Ivy Money Market Fund Class C shares would have paid $400,510 in distribution and service fees without a waiver in place impacting this Fund.

For the fiscal year ended March 31, 2014, the Funds paid (or accrued) the following amounts as distribution fees and service fees for Class E Shares of each of the Funds:

Fund	Distribution and Service Fees
Ivy Asset Strategy Fund	$165,832
Ivy Balanced Fund	397
Ivy Bond Fund	10,256
Ivy Core Equity Fund	13,834
Ivy Cundill Global Value Fund	2,422
Ivy Dividend Opportunities Fund	10,214
Ivy Emerging Markets Equity Fund	299
Ivy Energy Fund	383
Ivy European Opportunities Fund	224
Ivy Global Income Allocation Fund	5,880
Ivy Global Natural Resources Fund	16,481
Ivy High Income Fund	22,291
Ivy International Core Equity Fund	9,626
Ivy International Growth Fund	287
Ivy Large Cap Growth Fund	16,141

Fund	Distribution and Service Fees
Ivy Limited-Term Bond Fund	$9,029
Ivy Managed International Opportunities Fund	554
Ivy Mid Cap Growth Fund	12,995
Ivy Money Market Fund	0
Ivy Real Estate Securities Fund	5,050
Ivy Science and Technology Fund	32,695
Ivy Small Cap Growth Fund	9,999
Ivy Small Cap Value Fund	315
Ivy Value Fund	327

For the fiscal year ended March 31, 2014, the Funds paid (or accrued) the following amounts as distribution fees and service fees for Class R Shares of each of the Funds:

Fund	Distribution and Service Fees
Ivy Asset Strategy Fund	$698,793
Ivy Balanced Fund	6,539
Ivy Bond Fund	1,242
Ivy Core Equity Fund	2,734
Ivy Cundill Global Value Fund	1,562
Ivy Dividend Opportunities Fund	1,502
Ivy Emerging Markets Equity Fund	1,419
Ivy Energy Fund	7,775
Ivy European Opportunities Fund	1,418
Ivy Global Bond Fund	1,349
Ivy Global Equity Income Fund	1,412
Ivy Global Income Allocation Fund	1,324
Ivy Global Natural Resources Fund	219,981
Ivy Global Real Estate Fund	1,952
Ivy Global Risk-Managed Real Estate Fund	9,543
Ivy High Income Fund	45,368
Ivy International Core Equity Fund	6,960
Ivy International Growth Fund	1,654
Ivy Large Cap Growth Fund	146,847
Ivy Limited-Term Bond Fund	1,271
Ivy Managed International Opportunities Fund	1,409
Ivy Micro Cap Growth Fund	1,783
Ivy Mid Cap Growth Fund	443,974
Ivy Real Estate Securities Fund	7,344
Ivy Science and Technology Fund	404,010
Ivy Small Cap Growth Fund	162,556
Ivy Small Cap Value Fund	2,592
Ivy Value Fund	1,545

For the fiscal year ended March 31, 2014, the Funds paid (or accrued) the following amounts as distribution fees and service fees for Class Y Shares of each of the Funds:

Fund	Distribution and Service Fees
Ivy Asset Strategy Fund	$3,309,544
Ivy Balanced Fund	288,639
Ivy Bond Fund	6,934
Ivy Core Equity Fund*	43,633
Ivy Cundill Global Value Fund	23,011
Ivy Dividend Opportunities Fund	28,038
Ivy Emerging Markets Equity Fund	12,120
Ivy Energy Fund	32,477
Ivy European Opportunities Fund	5,128
Ivy Global Bond Fund	14,337

Fund	Distribution and Service Fees
Ivy Global Equity Income Fund	$9,761
Ivy Global Income Allocation Fund	15,456
Ivy Global Natural Resources Fund	338,724
Ivy Global Real Estate Fund*	0
Ivy Global Risk-Managed Real Estate Fund*	0
Ivy High Income Fund	2,326,798
Ivy International Core Equity Fund	345,921
Ivy International Growth Fund	27,399
Ivy Large Cap Growth Fund	326,881
Ivy Limited-Term Bond Fund	91,971
Ivy Managed International Opportunities Fund	2,192
Ivy Micro Cap Growth Fund	2,997
Ivy Mid Cap Growth Fund	1,535,903
Ivy Municipal Bond Fund	1,500
Ivy Municipal High Income Fund	58,466
Ivy Real Estate Securities Fund	383,680
Ivy Science and Technology Fund	2,032,437
Ivy Small Cap Growth Fund	632,226
Ivy Small Cap Value Fund	20,688
Ivy Tax-Managed Equity Fund	1,623
Ivy Value Fund	4,347

*	Ivy Core Equity Fund, Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund Class Y shares would have paid $126,486, $1,480 and $7,170, respectively, in distribution and service fees without a waiver in place impacting these Funds.

The only Trustees or interested persons, as defined in the 1940 Act, of the Funds who have a direct or indirect financial interest in the operation of the Plan are the officers and Trustees who are also officers of either IFDI or its affiliate(s) or who are shareholders of WDR, the indirect parent company of IFDI. The Plan is anticipated to benefit the Fund and its shareholders of the affected class through IFDI’s activities not only to distribute the shares of the affected class but also to provide personal services to shareholders of that class and thereby promote the maintenance of their accounts with the Fund. Each Fund anticipates that its shareholders of a particular class may benefit to the extent that IFDI’s activities are successful in increasing the assets of the Fund, through increased sales or reduced redemptions, or a combination of these, and thereby reducing a shareholder’s share of Fund and class expenses. Increased Fund assets also may provide greater resources with which to pursue the objective(s) of the Fund. Further, continuing sales of shares also may reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to a Fund, to meet redemption demands. In addition, each Fund anticipates that the revenues from the Plan will provide IFDI with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to the Fund and its shareholders of the affected class.

To the extent that IFDI incurs expenses for which compensation may be made under the Plan that relate to distribution and service activities also involving another Fund within Ivy Funds, IFDI typically determines the amount attributable to the Fund’s expenses under the Plan on the basis of a combination of the respective classes’ relative net assets and number of shareholder accounts.

The Plan and the Underwriting Agreement were approved by the Board, including the Trustees who are not interested persons of the Funds or of IFDI and who have no direct or indirect financial interest in the operations of the Plans or any agreement referred to in the Plan (hereafter, the Plan Trustees).

Among other things, the Plan provides that (1) IFDI will provide to the Trustees at least quarterly, and the Trustees will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved by the Trustees including the Plan Trustees acting in person at a meeting called for that purpose, (3) payments under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding shares of the affected class of the Fund, and (4) while the Plan remains in effect, the selection and nomination of the Trustees who are Plan Trustees will be committed to the discretion of the Plan Trustees.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Asset Strategy Fund as follows: Class E shares at 1.00%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Bond Fund as follows: Class E shares at 1.14%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Core Equity Fund as follows: Class A shares at 1.15%; Class E shares at 1.35%; Class I shares at 0.84% and Class Y shares at 0.84%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Cundill Global Value Fund as follows: Class E shares at 1.59%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Dividend Opportunities Fund as follows: Class E shares at 1.37%.

Through July 31, 2016, IICO, IFDI, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Emerging Markets Equity Fund as follows: Class A shares at 1.50% and Class B shares at 2.50%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 (for each Class except Class I) and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Global Bond Fund as follows: Class A shares at 0.99%; Class B shares at 1.74%; Class C shares at 1.74%; Class I shares at 0.74% and Class Y shares at 0.99%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Global Equity Income Fund as follows: Class A shares at 1.30%; Class I shares at 0.94% and Class Y shares at 1.19%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Global Income Allocation Fund as follows: Class E shares at 1.33% and Class Y shares at 1.17%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Global Natural Resources Fund as follows: Class E shares at 1.27%.

Through July 31, 2015, IICO, IFDI, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Global Real Estate Fund as follows: Class A shares at 1.51%.

Through July 31, 2015, IICO, IFDI, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Global Risk-Managed Real Estate Fund as follows: Class A shares at 1.51%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy High Income Fund as follows: Class E shares at 1.36%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy International Core Equity Fund as follows: Class E shares at 1.53%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Large Cap Growth Fund as follows: Class A shares at 1.15%; Class E shares at 1.15%; Class I shares at 0.88% and Class Y shares at 1.06%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Limited-Term Bond Fund as follows: Class E at 1.00%.

Through July 31, 2016, IICO, IFDI and /or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary operating expenses for Ivy Managed International Opportunities Fund, excluding acquired fund fees and expenses, as follows: Class A shares at 0.49%, Class B shares at 1.40%, Class C shares at 1.29%, Class I shares at 0.16%, Class R shares at 0.72% and Class Y shares at 0.38%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Mid Cap Growth Fund as follows: Class A shares at 1.31% and Class E shares at 1.60%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Real Estate Securities Fund as follows: Class E shares at 1.67%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Science and Technology Fund as follows: Class E shares at 1.43%.

Through July 31, 2015, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Small Cap Growth Fund as follows: Class E shares at 1.56%.

Through July 31, 2015, for each of the Funds, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month.

Through July 31, 2015, IICO has contractually agreed to reduce the management fee paid by Ivy Cundill Global Value Fund by an annual rate of 0.14% of average daily net assets.

Through July 31, 2015, IICO has contractually agreed to reduce the management fee paid by Ivy Real Estate Securities Fund by an annual rate of 0.10% of average daily net assets.

Compensation to Broker-Dealers and Other Financial Intermediaries

All classes of the Funds are offered through IFDI, Waddell & Reed and non-affiliated third-party broker-dealers. IFDI (or an affiliate) may pay both affiliated and non-affiliated broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares, including the following: 1) for Class A or Class E shares purchased at NAV, IFDI (or an affiliate) may pay up to 1.00% of net assets invested; and 2) for the purchase of Class C shares, IFDI (or an affiliate) may pay 1.00% of net assets invested. For certain clients of non-affiliated third-party broker-dealers and under certain circumstances, IFDI (or an affiliate) will pay the full Class C distribution and service fee to such broker-dealers beginning immediately after purchase in lieu of paying the up-front compensation described above of 1.00% of net assets invested.

Additionally, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets, sales and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO’s and IICO’s net income, respectively.

IFDI may participate in preferred partnerships with the following entities and therefore pay additional compensation to these entities: Securian Financial Services, Inc. and CRI Securities, Inc., Oppenheimer & Co., Inc., Commonwealth Equity Services, LLC (d/b/a Commonwealth Financial Network), Janney Montgomery Scott, LLC, AIG Advisor Group, Inc., the parent company of SagePoint Financial, Inc., FSC Securities Corporation, Woodbury Financial Services, Inc. and Royal Alliance Associates, Inc., Securities America, Inc., First Allied Securities, Inc., LPL Financial Corporation, RBC Capital Markets Corporation, Raymond James Financial Services, Inc./Raymond James & Associates, Inc., Ameriprise Financial Services, Inc., Morgan Stanley Smith Barney LLC, and Wells Fargo Advisors LLC.

Sales Charges for Class A and Class E Shares

IFDI reallows to selling broker-dealers a portion of the sales charge paid for purchases of Class A or Class E shares as described in the section entitled Compensation to Broker-Dealers and Other Financial Intermediaries and in the Prospectus. A major portion of the sales charge for Class A and Class E shares and the CDSC for Class B and Class C shares and for certain Class A shares may be paid to financial advisors and managers of IFDI and third-party selling broker-dealers. IFDI may compensate financial advisors as to purchases for which there is no front-end sales charge or CDSC.

Class A and Class E shares are subject to an initial sales charge when purchased, based on the amount of investment, according to the following tables:

Each Fund except Ivy Money Market Fund, Ivy Limited-Term Bond Fund, Ivy Municipal Bond Fund and Ivy Municipal High Income Fund

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

Ivy Limited-Term Bond Fund

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
Under $250,000	2.50%	2.56%	2.00%
$250,000 and over[2]	0.00	0.00	see below

Ivy Municipal Bond Fund and Ivy Municipal High Income Fund

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
Under $100,000	4.25%	4.44%	3.60%
$100,000 to less than $300,000	3.25	3.36	2.75
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

[1]

Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated.

[2]

No sales charge is payable at the time of purchase on investments of $1 million or more ($250,000 or more for Ivy Limited-Term Bond Fund), although for such investments the Fund will impose a contingent deferred sales charge (CDSC) of 1% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

For each Fund except Ivy Limited-Term Bond Fund:

IFDI may pay dealers up to 1.00% on investments made in Class A and Class E shares with no initial sales charge, according to the following schedule:*

1.00% - Sales of $1.0 million to $3,999,999.99

0.50% - Sales of $4.0 million to $49,999,999.99

0.25% - Sales of $50.0 million or more

*	IFDI will pay Waddell & Reed 0.50% on any level of investments made in Class A and Class E shares with no initial sales charge.

Ivy Limited-Term Bond Fund:

IFDI may pay dealers up to 1.00% on investments made in Class A and Class E shares with no initial sales charge, according to the following schedule:*

1.00% - Sales of $250,000 to $3,999,999.99

0.50% - Sales of $4.0 million to $49,999,999.99

0.25% - Sales of $50.0 million or more

*	IFDI will pay Waddell & Reed 0.50% on any level of investments made in Class A and Class E shares with no initial sales charge.

On each purchase of the Class A and Class E shares of the Funds offered at the then public offering price including the total applicable sales charges, commissions, dealer concessions and other fees (if any) shall be as described in each Fund’s then current prospectus and in this SAI (see Reasons for Differences in the Public Offering Price of Class A and Class E Shares).

Custodial and Auditing Services

The Funds’ custodian is The Bank of New York Mellon, and its address is One Wall Street, New York, New York. In general, the custodian is responsible for holding the Funds’ cash and securities. Deloitte & Touche LLP, located at 1100 Walnut Street, Suite 3300, Kansas City, Missouri, the Funds’ Independent Registered Public Accounting Firm, audits the financial statements and financial highlights of each Fund.

PORTFOLIO MANAGERS

Portfolio Managers employed by IICO

The following tables provide information relating to the portfolio managers of each of the Funds as of March 31, 2014.

Michael L. Avery—Ivy Asset Strategy Fund

                                        Ivy Managed International Opportunities Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$47,454.0	$304.4	$176.7
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Bryan J. Bailey—Ivy Municipal Bond Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$974.0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Daniel P. Becker—Ivy Large Cap Growth Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	8	23
Number of Accounts Managed with Performance-Based Advisory Fees	0	3	1
Assets Managed (in millions)	$6,272.2	$1,163.8	$1,639.8
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$487.2	$188.9

Erik R. Becker—Ivy Core Equity Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	7	28
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	1
Assets Managed (in millions)	$6,526.0	$1,408.3	$3,063.4
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$500.0

Mark G. Beischel—Ivy Global Bond Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,156.5	$52.5	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

F. Chace Brundige—Ivy International Growth Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,474.1	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

David P. Ginther—Ivy Energy Fund

                                        Ivy Global Natural Resources Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$2,448.0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Frederick Jiang—Ivy Emerging Markets Equity Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$740.3	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Jonas Krumplys—Ivy Emerging Markets Equity Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$740.3	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

John C. Maxwell—Ivy Global Equity Income Fund

                                        Ivy Global Income Allocation Fund

                                        Ivy International Core Equity Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$3,582.9	$82.4	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Timothy J. Miller—Ivy Small Cap Growth Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$2,131.7	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Robert E. Nightingale—Ivy European Opportunities Fund

                                                  Ivy Global Equity Income Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$422.9	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Matthew T. Norris—Ivy Value Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	2
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,474.6	$0	$83.1
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Mark Otterstrom—Ivy Limited-Term Bond Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	0	13
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$4,014.1	$0	$432.1
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Christopher J. Parker—Ivy Small Cap Value Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$596.3	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Cynthia P. Prince-Fox—Ivy Balanced Fund

                                                  Ivy Dividend Opportunities Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$5,030.6	$0	$80.2
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Sarah C. Ross—Ivy Tax-Managed Equity Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$337.0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Philip J. Sanders—Ivy Large Cap Growth Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	8	23
Number of Accounts Managed with Performance-Based Advisory Fees	0	3	1
Assets Managed (in millions)	$6,272.2	$1,163.8	$1,639.8
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$487.2	$188.9

Kimberly A. Scott—Ivy Mid Cap Growth Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$7,951.8	$0	$127.8
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Zachary Shafran—Ivy Science and Technology Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$9,788.6	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Mira Stevovich—Ivy Money Market Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$2,238.3	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

W. Jeffery Surles—Ivy Global Income Allocation Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$576.9	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Michael J. Walls—Ivy Municipal High Income Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$2,118.7	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Gustaf C. Zinn—Ivy Core Equity Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	7	28
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	1
Assets Managed (in millions)	$6,526.0	$1,408.3	$3,063.4
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$500.0

The following table provides information relating to Chad A. Gunther as of June 30, 2014:

Chad A. Gunther–Ivy High Income Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees***	0	0	0
Assets Managed (in millions)**	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)***	$0	$0	$0

*	Mr. Gunther assumed investment management responsibilities for Ivy High Income Fund effective July 9, 2014.
**	This data does not include Ivy High Income Fund, since Mr. Gunther was not the portfolio manager of Ivy High Income Fund on June 30, 2014.
***	This data does not include Accounts Managed with Performance-Based Advisory Fees, since Mr. Gunther was not the portfolio manager of any of these accounts on June 30, 2014.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. IICO seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•

The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund might outperform the securities selected for the Fund. IICO seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to IICO’s Allocation Procedures.

IICO and the Funds have adopted certain compliance procedures, including the Code of Ethics, which are designed to address certain types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

IICO believes that integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual’s level of experience and responsibility; b) an attractive bonus structure linked to investment performance, described below; c) eligibility for a stock incentive plan in shares of WDR that rewards teamwork (awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent); and d) to the extent a portfolio manager also manages institutional separate accounts, a percentage of the revenues earned, on behalf of such accounts, by IICO.

Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is the portfolio manager’s percentile ranking against the performance of managers of the same investment style at other firms. Half of a portfolio manager’s bonus is based upon a three-year period, and half is based upon a one-year period. For truly exceptional results, bonuses can be several multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios of similar investment style are taken into account in determining bonuses. With limited exceptions, 30% of annual performance-based bonuses is deferred for a three-year period. During that time, the deferred portion of bonuses is deemed invested in one or more mutual funds managed by IICO (or its affiliate), with a minimum of 50% of the deferred bonus required to be deemed invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being deemed invested in mutual funds managed by IICO (or its affiliate), WDR’s 401(k) plan offers mutual funds managed by IICO (or its affiliate) as investment options. No compensation payable to portfolio managers is based upon the amount of the mutual fund assets under management.

Portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all IICO employees.

Ownership of Securities

As of March 31, 2014, the dollar range of shares beneficially owned by each portfolio manager is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Michael L. Avery	Ivy Asset Strategy	over $1,000,000	$0	over $1,000,000
	Ivy Managed International Opportunities	$0	N/A
Bryan J. Bailey	Ivy Municipal Bond	$0	$0	over $1,000,000
Daniel P. Becker	Ivy Large Cap Growth	$100,001 to $500,000	$10,001 to $50,000	$500,001 to $1,000,000
Erik R. Becker	Ivy Core Equity	$0	$500,001 to $1,000,000	$500,001 to $1,000,000
Mark G. Beischel	Ivy Global Bond	$0	$100,001 to $500,000	$500,001 to $1,000,000
F. Chace Brundige	Ivy International Growth	$50,001 to $100,000	$0	$100,001 to $500,000
David P. Ginther	Ivy Energy	$0	$100,001 to $500,000
	Ivy Global Natural Resources	$0	$0	over $1,000,000
Frederick Jiang	Ivy Emerging Markets Equity	$100,001 to $500,000	N/A	$100,001 to $500,000
Jonas Krumplys	Ivy Emerging Markets Equity	$100,001 to $500,000	N/A	$100,001 to $500,000
John C. Maxwell	Ivy International Core Equity	$100,001 to $500,000	$0	over $1,000,000
	Ivy Global Equity Income	$0	N/A
	Ivy Global Income Allocation	$100,001 to $500,000	N/A
Timothy J. Miller	Ivy Small Cap Growth	$100,001 to $500,000	$0	$100,001 to $500,000

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Robert E. Nightingale	Ivy European Opportunities Ivy Global Equity Income	$500,001 to $1,000,000 $100,001 to $500,000	N/A N/A	over $1,000,000
Matthew T. Norris	Ivy Value	$0	$100,001 to $500,000	$500,001 to $1,000,000
Mark Otterstrom	Ivy Limited-Term Bond	$0	$0	over $1,000,000
Christopher J. Parker	Ivy Small Cap Value	$0	$0	$100,001 to $500,000
Cynthia P. Prince-Fox	Ivy Balanced	$100,001 to $500,000	over $1,000,000	over $1,000,000
	Ivy Dividend Opportunities	$0	$0
Sarah C. Ross	Ivy Tax-Managed Equity	$0	$100,001 to $500,000	over $1,000,000
Philip J. Sanders	Ivy Large Cap Growth	over $1,000,000	$0	over $1,000,000
Kimberly A. Scott	Ivy Mid Cap Growth	$0	$0	$500,001 to $1,000,000
Zachary Shafran	Ivy Science and Technology	$100,001 to $500,000	$0	over $1,000,000
Mira Stevovich	Ivy Money Market	$0	$50,001 to $100,000	over $1,000,000
W. Jeffery Surles	Ivy Global Income Allocation	$500,001 to $1,000,000	N/A	$500,001 to $1,000,000
Michael J. Walls	Ivy Municipal High Income	$0	$0	over $1,000,000
Gustaf C. Zinn	Ivy Core Equity	$0	$100,001 to $500,000	$500,001 to $1,000,000

As of June 30, 2014, the dollar range of shares beneficially owned by Chad A. Gunther is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Chad A. Gunther	Ivy High Income*	$0	$0	$100,001 to $500,000

*	Mr. Gunther assumed investment management responsibilities for Ivy High Income Fund effective July 9, 2014.

With limited exceptions, a portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of March 31, 2014, the dollar range of shares deemed owned by each portfolio manager is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
Bryan J. Bailey	Ivy Municipal Bond Fund	$100,001 to $500,000	$100,001 to $500,000
Daniel P. Becker	Ivy Large Cap Growth	$100,001 to $500,000	$100,001 to $500,000
Erik R. Becker	Ivy Core Equity	over $1,000,000	over $1,000,000
Mark G. Beischel	Ivy Global Bond	$100,001 to $500,000	$100,001 to $500,000
F. Chace Brundige	Ivy International Growth	$500,001 to $1,000,000	$500,001 to $1,000,000
David P. Ginther	Ivy Energy	$50,001 to $100,000	$100,001 to $500,000
	Ivy Global Natural Resources	$50,001 to $100,000
Frederick Jiang	Ivy Emerging Markets Equity	$100,001 to $500,000	$100,001 to $500,000
Jonas Krumplys	Ivy Emerging Markets Equity	$100,001 to $500,000	$100,001 to $500,000

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
John C. Maxwell	Ivy International Core Equity	$100,001 to $500,000	$500,001 to $1,000,000
	Ivy Global Equity Income	$0
	Ivy Global Income Allocation	$100,001 to $500,000
Timothy J. Miller	Ivy Small Cap Growth	$100,001 to $500,000	$100,001 to $500,000
Robert E. Nightingale	Ivy European Opportunities	$10,001 to $50,000	$50,001 to $100,000
	Ivy Global Equity Income	$10,001 to $50,000
Matthew T. Norris	Ivy Value	$500,001 to $1,000,000	$500,001 to $1,000,000
Mark Otterstrom	Ivy Limited-Term Bond	$0	$50,001 to $100,000
Cynthia P. Prince-Fox	Ivy Balanced	$100,001 to $500,000	$500,001 to $1,000,000
	Ivy Dividend Opportunities	$100,001 to $500,000
Sarah C. Ross	Ivy Tax-Managed Equity	$100,001 to $500,000	$100,001 to $500,000
Philip J. Sanders	Ivy Large Cap Growth	$50,001 to $100,000	$50,001 to $100,000
Kimberly A. Scott	Ivy Mid Cap Growth	$500,001 to $1,000,000	$500,001 to $1,000,000
Zachary Shafran	Ivy Science and Technology	over $1,000,000	over $1,000,000
Mira Stevovich	Ivy Money Market	$50,001 to $100,000	$50,001 to $100,000
W. Jeffery Surles	Ivy Global Income Allocation	$50,001 to $100,000	$50,001 to $100,000
Michael Walls	Ivy Municipal High Income	$100,001 to $500,000	$100,001 to $500,000
Gustaf Zinn	Ivy Core Equity	over $1,000,000	over $1,000,000

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.

As of June 30, 2014, the dollar range of shares deemed owned by Chad A. Gunther is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
Chad A. Gunther	Ivy High Income[2]	$50,001 to $100,000	$50,001 to $100,000

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.
[2]	Mr. Gunther assumed investment management responsibilities for Ivy High Income Fund effective July 9, 2014.

PORTFOLIO MANAGERS EMPLOYED BY ADVANTUS CAPITAL MANAGEMENT, INC.

The following tables provide information relating to the portfolio managers of the specified Funds as of March 31, 2014:

Matthew K. Richmond—Ivy Real Estate Securities Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$735.3	$48.2	$37.5
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Lowell R. Bolken—Ivy Real Estate Securities Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	2	4
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$810.7	$48.2	$197.0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Thomas B. Houghton—Ivy Bond Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	6	8
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,057.0	$639.3	$1,092.0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

David W. Land—Ivy Bond Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	5	5
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,064.0	$409.7	$1,074.0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Christopher R. Sebald—Ivy Bond Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	6	9
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,154.0	$639.3	$1,263.0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Conflicts of Interest

In the judgment of IICO and Advantus Capital, no material conflicts of interest are likely to arise in connection with a portfolio manager’s management of the Fund on the one hand and the management of any account identified above on the other. All portfolio managers must manage assets in their personal accounts in accordance with Advantus Capital’s Code of Ethics. The Funds and all other accounts managed by a portfolio manager in a similar style are managed subject to substantially similar investment restrictions and guidelines, and therefore no conflict of interest is likely to arise due to material differences in investment strategy. Advantus Capital has also adopted policies and procedures designed for fair allocation of investment opportunities between the Fund and other accounts managed by the same portfolio manager, including accounts of Advantus Capital or their affiliates. In addition, Advantus Capital believes that material conflicts due to differences in compensation paid to portfolio managers (see below) are also unlikely to arise. Account performance is a factor in determining a portfolio manager’s compensation, but no portfolio manager’s compensation structure favors one account over another on the basis of performance.

Compensation

As of the end of the Ivy Bond Fund’s and Ivy Real Estate Securities Fund’s most recent fiscal year, each portfolio manager of each Fund is compensated for managing the Fund and for managing other accounts identified above in the manner set forth below. Portfolio managers also receive other compensation in the form of group insurance and medical benefits and pension and other retirement benefits which are available generally to all employees of Advantus Capital and which do not discriminate in favor of any portfolio manager.

Base Salary — the portfolio managers’ total compensation packages are reviewed and adjusted annually using competitive compensation surveys. Base salary is designed to provide a measure of stability and is targeted to be competitive with peers.

Short-term Bonus — the portfolio managers are eligible for an annual bonus that is based on the portfolio manager’s ability to meet predetermined goals. The primary goals are based on pre-tax investment performance along with subjective standards relating to investment management activities. The remaining goals are based on subjective fulfillment of position duties.

Long-term Incentive — the portfolio managers are eligible for a long-term bonus that is dependent upon Advantus Capital’s strategic business objectives such as profitability, sales, etc. If long-term bonuses are granted, the bonus has a four-year vesting schedule. Advantus Capital’s strategic business objectives includes investment performance across all strategies. Pre-tax gross performance for each performance composite is compared to its appropriate benchmark. In the case of the Fund’s performance composite, the appropriate benchmark is the Fund’s benchmark.

Deferred Compensation — the portfolio managers have the option to defer all or part of his or her short-term and long-term bonuses into a non-qualified deferred compensation plan. All elections must be made prior to the start of the performance measurement period.

Revenue Share — the portfolio managers may be paid a percentage of revenue received for the management of assets for unaffiliated clients, including Ivy Bond Fund and Ivy Real Estate Securities Fund. Revenues received from accounts of Advantus Capital or any of its affiliates, are not subject to revenue share. Revenue share is based on revenue received, not the performance of any Fund.

Ownership of Securities

As of March 31, 2014, the dollar range of shares of the Funds beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares Owned in Ivy Bond Fund	Dollar Range of Shares Owned in the Fund Complex
Christopher R. Sebald	$50,001 to $100,000	$100,001 to $500,000
David Land	$0	$10,001 to $50,000
Thomas Houghton	$1 to $10,000	$50,001 to $100,000

Manager	Dollar Range of Shares Owned in Ivy Real Estate Securities Fund	Dollar Range of Shares Owned in the Fund Complex
Matthew K. Richmond	$1 to $10,000	$1 to $10,000
Lowell R. Bolken	$100,001 to $500,000	$100,001 to $500,000

PORTFOLIO MANAGERS EMPLOYED BY LASALLE SECURITIES

The following provides information relating to the portfolio managers of Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund as of March 31, 2014:

George J. Noon, CFA—Ivy Global Real Estate Fund

                                                 Ivy Global Risk-Managed Real Estate Fund

	Registered Investment Companies	Other Pooled* Investment Vehicles	Other Accounts
Number of Accounts Managed	2	10	5
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	1
Assets Managed (in millions)	$61.5	$8,615.9	$447.3
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$132.0

Keith R. Pauley, CFA—Ivy Global Real Estate Fund

                                                 Ivy Global Risk-Managed Real Estate Fund

	Registered Investment Companies	Other Pooled* Investment Vehicles	Other Accounts
Number of Accounts Managed	2	10	16
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	3
Assets Managed (in millions)	$61.5	$8,615.9	$1,872.2
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$261.6

Stanley J. Kraska, Jr.—Ivy Global Real Estate Fund

                                                Ivy Global Risk-Managed Real Estate Fund

	Registered Investment Companies	Other Pooled* Investment Vehicles	Other Accounts
Number of Accounts Managed	2	10	16
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	3
Assets Managed (in millions)	$61.5	$8,615.9	$1,872.2
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$261.6

Ernst-Jan de Leeuw—Ivy Global Real Estate Fund

                                             Ivy Global Risk-Managed Real Estate Fund

	Registered Investment Companies	Other Pooled* Investment Vehicles	Other Accounts
Number of Accounts Managed	2	13	7
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	1
Assets Managed (in millions)	$61.5	$8,659.7	$731.4
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$132.0

*	Other Pooled Investment Vehicles represent retail distribution partner portfolios where LaSalle Securities serves in a subadvisory capacity.

Conflicts of Interest

Since the four managers listed above (the Investment Team) manage other accounts in addition to the Funds, conflicts of interest may arise in connection with the Investment Team’s management of a Fund’s investments on the one hand and the investments of such other accounts on the other hand. Material conflicts identified by the portfolio managers that may arise in the course of advising the Funds are: (1) aggregation and allocation of securities transactions (including initial public offerings), (2) the timing of purchases and sales of the same security for different accounts, (3) the provision of different advice for different accounts, primarily driven by the account’s investment objectives, and (4) the management of different accounts that have performance-based advisory fees.

Portfolio Manager Compensation

Compensation for Investment Team members consists of a base salary and incentive compensation that is based upon pre-tax performance of the particular Investment Team and that of the subadviser with which an Investment Team member is employed, and meeting financial objectives for the Investment Team. The annual performance of clients’ portfolios and/or the performance of stock recommendations against a benchmark index is one factor included in professional employee evaluation, but compensation is not directly linked to these performance criteria.

In addition, equity ownership in Jones Lang LaSalle is available to senior professionals. The major component of Jones Lang LaSalle’s equity ownership program is the Stock Award Incentive Plan which rewards key employees of the firm with stock awards, in the form of restricted stock units or options, based on the strength of their individual contributions.

Portfolio managers are eligible for the standard retirement and health and welfare benefits available to LaSalle Securities’ employees.

Ownership of Securities

As of March 31, 2014, the dollar range of shares of the Funds beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares Owned in Ivy Global Real Estate Fund	Dollar Range of Shares Owned in Ivy Global Risk-Managed Real Estate Fund	Dollar Range of Shares Owned in the Fund Complex
George J. Noon, CFA	$0	$0	$0
Keith R. Pauley, CFA	$50,001 to $100,000	$100,001 to $500,000	$100,001 to $500,000
Stanley J. Kraska, Jr.	$50,001 to $100,000	$50,001 to $100,000	$100,001 to $500,000
Ernst-Jan de Leeuw	$0	$0	$0

PORTFOLIO MANAGERS EMPLOYED BY MACKENZIE FINANCIAL CORPORATION

The following provides information relating to the portfolio manager of Ivy Cundill Global Value Fund as of March 31, 2014:

Andrew Massie—Ivy Cundill Global Value Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	4	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	1	0
Assets Managed (in millions)	$372.0	$812.0	$33.0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$26.0	$0

Conflicts of Interest

Mackenzie, and the portfolio manager as its representative, may have other clients that lead to a variance in compensation schemes; however, Mackenzie has in place a Code of Conduct and Trade Allocation Policy which require fair treatment of all accounts. The portfolio manager, subject to the Code of Conduct, may invest in securities held by the Fund. The portfolio manager also may invest directly in other funds with overlapping mandates. Mackenzie reserves the sole discretion to periodically review, and materially alter the compensation schemes from time to time.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented (amongst others) with the following potential conflicts:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Individual mandate objectives may vary, but in general Mackenzie seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment approach. Most other accounts managed by a portfolio manager are managed using similar investment disciplines that are used in connection with the management of the Funds.

•

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Mackenzie has adopted procedures for allocating portfolio transactions across multiple accounts.

•

Where Mackenzie trades on behalf of its own accounts Mackenzie ensures that investment opportunities are not taken ahead of clients. In the specific circumstance where Mackenzie has established a proprietary account that is being used for “proof of concept” for client portfolio models, the proprietary account would be permitted to participate in Initial Public Offerings, and in the event of a trade being only partially filled, would be permitted to be allocated a pro rata share based on the initial allocation.

Mackenzie has adopted policies and procedures designed to ensure fairness in the allocation of trades among its clients and its own accounts.

•

With respect to securities transactions for the Funds, Mackenzie determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Mackenzie or an affiliate acts as subadviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Mackenzie may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Mackenzie or its affiliates may place separate, non-simultaneous, transactions for the Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

•

Finally, the appearance of a conflict of interest may arise where Mackenzie has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

•

Mackenzie and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Portfolio Manager Compensation

Mackenzie compensates its portfolio managers and investment analysts through a combination of salary, cash bonuses, deferred compensation and employee benefits. Mackenzie seeks to pay competitive base salaries based on the portfolio manager’s or investment analyst’s experience, level of responsibility, and length of service with Mackenzie. Mackenzie regularly engages service providers to provide data with regard to portfolio manager and investment analyst compensation in its home market and markets in which it competes to ensure that the base salaries it offers are competitive.

Mackenzie determines the annual cash bonus of each portfolio manager and investment analyst based on performance and the achievement of individual objectives set by the Chief Investment Officer and the individual at the beginning of each year. Performance-based bonuses have both an individual and a team component and are determined through a formula that measures the performance of the fund or funds under management by that individual against relevant funds offered by Mackenzie’s competitors or, in certain cases, against the appropriate market index or benchmark. Performance is assessed based on average annual pre-tax compounded total returns over the previous 1, 3 and 5 years. Performance is measured against the universe of funds in that category on the recommendation of the Chief Investment Officer of Mackenzie as ratified by the Chief Executive Officer of Mackenzie. That portion of the bonus relating to individual objectives may be based on personal achievement, assistance in the achievement of specific team objectives, or achievement of specific departmental objectives.

Mackenzie offers its employees a wide range of benefits, including: a group medical and dental plan; a group disability plan; an optional life insurance plan; an employee share purchase plan (to purchase common shares of IGM Financial Inc. (IGM Shares), Mackenzie’s parent company) pursuant to which an individual may direct that an amount up to 5% of their salary be used, monthly, toward the purchase of IGM Shares and Mackenzie will purchase IGM Shares for the employee having a value of 50% of the amount of the employee’s contribution; for Team Leads and portfolio managers, an employee share option plan with respect to IGM Shares in an amount based on the individual’s base salary; and a defined contribution group retirement plan under which Mackenzie contributes an amount equal to a proportion of the individual’s salary, based on years of service, up to the maximum allowable by law (this amount is in addition to the employee’s salary).

Ownership of Securities

As of March 31, 2014, the dollar range of shares of the Funds beneficially owned by the portfolio manager was:

Manager	Dollar Range of Shares Owned in Ivy Cundill Global Value Fund	Dollar Range of Shares Owned in the Fund Complex
Andrew Massie	$0	$0

PORTFOLIO MANAGERS EMPLOYED BY WALL STREET ASSOCIATES, LLC

The following provides information relating to the portfolio managers of Ivy Micro Cap Growth Fund as of March 31, 2014:

Paul J. Ariano

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	13
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	1
Assets Managed (in millions)	$513.7	$0	$766.2
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$14.8

Paul K. LeCoq

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	13
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	1
Assets Managed (in millions)	$513.7	$0	$766.2
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$14.8

Luke A. Jacobson

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	13
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	1
Assets Managed (in millions)	$513.7	$0	$766.2
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$14.8

Alexis C. Waadt

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	13
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	1
Assets Managed (in millions)	$513.7	$0	$766.2
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$14.8

Conflicts of Interest

WSA discloses in its Form ADV potential conflicts of interest arising from situations where portfolio managers oversee “long-only” client accounts, such as mutual fund sub-advisory accounts and/or pension funds, as well as pooled investment funds, such as hedge funds. In general, the combination of policies, procedures, and a compensation arrangement whereby portfolio managers are primarily rewarded on the overall success of the firm ensures that no account is favored over another. WSA has adopted the following policies and procedures designed to eliminate and/or mitigate such conflicts of interest situations:

Code of Ethics and Statement of Policy and Procedures Regarding Personal Securities Transactions — WSA’s Code of Ethics covers all employees, including portfolio managers, and is based on the principal that we owe a fiduciary duty to the clients of WSA and must avoid activities, interests and relationships that might interfere with making decisions in the best interests of clients. The Code governs personal trading activities by all employees and/or other associated persons and subjects such personal trading activities to internal review and preclearance. Personal securities transactions may be restricted in recognition of impending investment decisions on behalf of clients and other factors. WSA maintains “blackout” periods during which WSA, its employees or other associated persons may not cause the execution of a transaction in a security for their own account or an account in which they have beneficial ownership. Copies of all statements of employee trades (that is, Preclearance Forms, Trade Confirmations, and Account Statements) are sent to WSA’s Chief Compliance Officer for the purposes of oversight and verification.

Statement of Policy and Procedures Regarding Hedge Fund Securities Transactions — WSA’s Hedge Fund Trading Policy governs securities transactions conducted by hedge fund investment personnel and is intended to ensure that transactions are conducted in accordance with the following principles: (a) a duty at all times to place first the interests of the firm’s clients (both “long-only” and hedge funds); (b) the requirement that all hedge fund transactions be conducted in a manner that avoids any actual or potential conflict of interest or any abuse of an individual’s responsibility and position of trust; and, (c) the fundamental standard that WSA personnel not take inappropriate advantage of their positions.

•

Aggregated Trades – Through WSA’s interest in its investment fund (hedge fund) it does invest in securities in which it invests “long-only” client funds in accordance with the following policy: Purchases and sales of securities which are common to client accounts and WSA’s investment funds will be allocated pro-rata according to the relative sizes of accounts and desired position sizes among accounts. Great care is taken to avoid even the appearance of impropriety in all situations when trades for WSA “long-only” clients and investment funds are aggregated. Prior to each aggregated trade, senior portfolio managers, traders, and the Chief Compliance Officer discuss each account’s relative position size resulting from the initiation of an aggregated trade. The goal is that each trade allocation plan involving aggregated trades between WSA “long-only” clients and investment funds be designed to treat each client fairly and equitably, without advantaging any client over another.

•

Prohibitions and Preclearance – Hedge fund transactions may be effected so long as: (a) purchases or sales do not involve securities in which hedge fund investment personnel have any direct or indirect beneficial ownership unless prior written approval of the transaction is obtained by a Senior Member of the Portfolio Management Staff, the Senior

Trader and the Chief Compliance Officer; (b) hedge fund investment personnel initiate a request for pre-clearance in writing in advance of the transaction to the Trading Desk, Senior Management, and the Chief Compliance Officer, disclosing the circumstances and considerations of any possible conflicts of interest surrounding each trade; (c) hedge fund investment personnel may not acquire any direct or indirect beneficial ownership in any securities in any public offering (IPO or secondary); (d) hedge fund investment personnel may not acquire any beneficial ownership in any securities in any private placement of securities unless the Compliance Officer and Senior Portfolio Management Team have given express prior written approval.

Trading Policy — WSA’s trading practices and procedures prohibit unfair trading practices and seeks to disclose and avoid any conflicts of interests or resolve such conflicts in the client’s favor. WSA views trade allocation planning as a crucial step in our attempt to obtain best execution and in ensuring the fair and equitable treatment of each client account during the trading process. Trade allocation plans, automatically generated by WSA’s computerized trade/portfolio management system allows the trading desk to automatically screen individual account parameters to ensure compliance with client guidelines and objectives, check for any cash restraints, and “Reserve” the appropriate amount of shares, generally on a pro rata basis, for each account within the selected strategies. The Trade Allocation plan ensures: (a) performance-based accounts within a strategy do not get favored over client accounts in a strategy. Also, the firm’s investment funds (hedge funds) are never favored over any client accounts; (b) no group of accounts is systematically disadvantaged versus any other group; (c) the proper treatment of “hot issues.”

This typically results in a trade that is fairly and equitably allocated among accounts on either a pro-rata or rebalancing (that is, effecting a “bunched” trade in such a way as to even out the position sizes among accounts in a strategy) basis. Exceptions, however, may occur. Individual account constraints and low cash levels may, from time to time, require a “manual override” of the Allocation Plan by the trading desk. In situations where such constraints exist, trades for the constrained accounts can be changed (for example, constrained accounts may not obtain shares with the other accounts within the strategy, or may instead only obtain a portion of the shares “reserved” for the constrained account) by direction of the portfolio manager.

Portfolio Manager Compensation

With regards to compensation, the portfolio managers of the Fund all receive highly competitive compensation packages including salary, bonuses and 401(k) profit sharing. Portfolio manager bonuses are based on pre-tax performance (40% 1 year/60% 3 year), versus individual benchmarks based on each portfolio manager’s area of sector/industry responsibility. The goal is to outperform the benchmark, with no additional bonuses based on the magnitude of outperformance. The Funds’ portfolio managers (Ariano, Jacobson, LeCoq and Waadt) are equity owners in the firm and participate in the overall profitability of the firm, in the form of quarterly distributions. Portfolio managers are eligible for the standard retirement and health and welfare benefits available to WSA employees.

Ownership of Securities

As of March 31, 2014, the dollar range of shares of the Fund beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares Owned in Ivy Micro Cap Growth Fund	Dollar Range of Shares Owned in the Fund Complex
Paul J. Ariano	$100,001 to $500,000	$100,001 to $500,000
Paul K. Lecoq	$0	$0
Luke A. Jacobson	$0	$0
Alexis C. Waadt	$0	$0

BROKERAGE ALLOCATION AND OTHER PRACTICES

Ivy Managed International Opportunities Fund will purchase and sell the portion of its securities, Class I shares of the underlying Ivy Funds, without commission or other sales charges. To the extent the Fund purchases or sells U.S. government securities, commercial paper and other short-term corporate obligations and other money market instruments, including repurchase agreements, such transactions may be made directly with the issuers, dealers or banks, as further described below.

One of the duties undertaken by IICO pursuant to the Management Agreement is to arrange the purchase and sale of securities for the portfolio of each Fund. For each of Ivy Bond Fund, Ivy Cundill Global Value Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy Micro Cap Growth Fund, and Ivy Real Estate Securities Fund, IICO has delegated this responsibility to the Fund’s subadviser.

With respect to most Funds with fixed-income investments, many purchases are made directly from issuers or from underwriters, dealers or banks. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers will include the spread between the bid and the asked prices. Otherwise, transactions in securities other than those for which an exchange is the primary market generally are effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individuals who manage the Funds may manage other advisory accounts with similar investment objectives. It can be anticipated that the portfolio manager will frequently, yet not always, place concurrent orders for all or most accounts for which the portfolio manager has responsibility or IICO and/or WRIMCO, an affiliate of IICO, may otherwise combine orders for a Fund with those of other funds within Ivy Funds or funds within Waddell & Reed Advisors Funds and Ivy Funds Variable Insurance Portfolios, or other accounts for which it has investment discretion, including accounts affiliated with IICO and/or WRIMCO. IICO and/or WRIMCO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an IPO, IICO and/or WRIMCO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, IICO and/or WRIMCO generally allocates the shares pro rata among the included funds and/or advisory accounts based on the total assets of each account, subject to adjustments for de minimis allocations and round lots. Funds/accounts with investment strategies and policies that permit investments in IPO securities may receive greater allocations compared to accounts that comparatively limit such investments. An amount otherwise allocable to a participating account based on a pro rata allocation may be reduced or eliminated to accommodate the account’s cash availability, position limitations and investment restrictions. In such cases, the shares that would otherwise have been allocated to such accounts shall be reallocated to the remaining accounts in accordance with the written procedures. In all cases, IICO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts.

Similarly, to the extent permitted by applicable law, a Fund’s subadviser may aggregate the securities to be sold or purchased for the Fund with those of other accounts managed by the subadviser. The subadviser is obligated to allocate any securities so purchased or sold, as well as the expenses incurred in the transaction, in the manner it believes to be the most equitable and consistent with its fiduciary obligations to the Fund and such other accounts.

Sharing in large transactions could affect the price a Fund pays or receives or the amount it buys or sells. Additionally, a better negotiated commission may be available through combined orders.

To effect the portfolio transactions of a Fund, the Investment Manager is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. The Investment Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Funds. Subject to review by the Board, such policies include the selection of brokers which provide execution and/or research services and other services, directly or through others (research and brokerage services) considered by the Investment Manager to be useful or desirable for its investment management of the Fund and/or the other funds and accounts for which the Investment Manager has investment discretion.

Such research and brokerage services are, in general, defined by reference to Section 28(e) of the Exchange Act as including: (1) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers; (2) furnishing analyses and reports; or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account.

The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by the Investment Manager that the commission is reasonable in relation to the research or brokerage services provided. No allocation of brokerage or principal business is made to provide any other benefits to the Investment Manager. The Investment Manager does not direct Fund brokerage to compensate brokers for the sale of Fund shares. The Funds have adopted a policy that prohibits the Investment Manager from using Fund brokerage commissions to compensate broker-dealers for promotion or sale of Fund shares.

The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of the Investment Manager and investment research received for the commissions of those other accounts may be useful both to the Funds and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist the Investment Manager in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by the Investment Manager.

Such investment research (which may be supplied by a third party at the request of a broker) includes information on particular companies and industries as well as market, economic or institutional activity areas. In general, such investment research serves to broaden the scope and supplement the research activities of the Investment Manager; serves to make available additional views for consideration and comparisons; and enables the Investment Manager to obtain market information on the price of securities held in a Fund’s portfolio or being considered for purchase.

The following table sets forth the brokerage commissions paid by each of the Funds then in existence during the past three fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012. These figures do not include principal transactions or spreads or concessions on principal transactions, that is, those in which a Fund sells securities to a broker-dealer firm or buys from a broker-dealer firm securities owned by it.

	2014	2013		2012
Ivy Asset Strategy Fund[1]	$40,079,349	$31,253,209		$35,187,150
Ivy Balanced Fund	662,298	403,062		244,401
Ivy Bond Fund	6,777	6,137		7,732
Ivy Core Equity Fund	704,199	395,684		319,981
Ivy Cundill Global Value Fund	308,987	196,917		268,374
Ivy Dividend Opportunities Fund	206,319	239,161		208,926
Ivy Emerging Markets Equity Fund[2]	4,191,427	2,429,655		3,287,686
Ivy Energy Fund	99,645	72,973		44,923
Ivy European Opportunities Fund	820,464	490,252		372,231
Ivy Global Bond Fund	7,274	22,712		8,849
Ivy Global Equity Income Fund3,*	604,174	157,031		N/A
Ivy Global Income Allocation Fund	1,123,520	800,605		590,553
Ivy Global Natural Resources Fund[4]	5,200,943	9,817,533		16,755,694
Ivy Global Real Estate Fund**	20,949	N/A		N/A
Ivy Global Risk-Managed Real Estate Fund**	26,655	N/A		N/A
Ivy High Income Fund	129,605	7,495		0
Ivy International Core Equity Fund	5,104,375	3,599,016		4,372,571
Ivy International Growth Fund	484,770	293,075		253,347
Ivy Large Cap Growth Fund	920,975	1,100,444		838,887
Ivy Limited-Term Bond Fund	7,681	0		0
Ivy Managed International Opportunities Fund	0	0		0
Ivy Micro Cap Growth Fund[5]	537,406	175,245		328,036
Ivy Mid Cap Growth Fund	3,115,520	2,445,844		1,864,007
Ivy Money Market Fund	0	0		0
Ivy Municipal Bond Fund	0	0		0
Ivy Municipal High Income Fund	0	0		0
Ivy Real Estate Securities Fund[6]	1,028,891	540,814		755,798
Ivy Science and Technology Fund[7]	6,195,134	2,454,206		2,317,388
Ivy Small Cap Growth Fund	1,245,371	829,571		1,187,538
Ivy Small Cap Value Fund	576,929	482,544		652,864
Ivy Tax-Managed Equity Fund	16,332	7,645		4,962
Ivy Value Fund	262,064	179,224		167,953
Total	$73,688,033	$59,067,648	***	$71,110,619	***

[1]

The material difference in commission dollars paid, for Ivy Asset Strategy Fund for the fiscal year 2014, is attributable to the Fund’s investment strategies of realigning, and reducing the number of, equity holdings and raising the Fund’s cash position.

[2]

The material difference in commission dollars paid, for Ivy Emerging Markets Equity Fund for the fiscal year 2014, is attributable to the Fund’s increase in assets in connection with the Fund’s participation in a Fund merger.

[3]

The material difference in commission dollars paid, for Ivy Global Equity Income Fund for the fiscal year 2014, is attributable to a higher allocation of the Fund’s assets to equity securities and an increase in the Fund’s assets.

[4]	The material difference in commission dollars paid, for Ivy Global Natural Resources Fund for the fiscal year 2014, is attributable to the Fund’s reduction in assets.
[5]	The material difference in commission dollars paid, for Ivy Micro Cap Growth Fund for the fiscal year 2014, is attributable to an increase in the Fund’s assets.

[6]

The material difference in commission dollars paid, for Ivy Real Estate Securities Fund for the fiscal year 2014, is attributable to a portfolio manager change which prompted a repositioning of the Fund’s holdings.

[7]	The material difference in commission dollars paid, for Ivy Science and Technology Fund for the fiscal year 2014, is attributable to the Fund’s continued growth in assets.
*	Ivy Global Equity Income Fund commenced operations on June 4, 2012.
**	Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund commenced operations on April 1, 2013.
***	Includes brokerage commissions paid by the following two Funds which are no longer in existence: Ivy Asset Strategy New Opportunities Fund and Ivy Managed European/Pacific Fund.

The next table shows the transactions, other than principal transactions, which were directed to broker-dealers who provided research services as well as execution and the brokerage commissions paid during the fiscal year ended March 31, 2014 for each of the Funds. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

	Amount of Transactions	Brokerage Commissions
Ivy Asset Strategy Fund	$29,245,183,653	$33,777,477
Ivy Balanced Fund	1,148,493,947	658,776
Ivy Bond Fund	0	0
Ivy Core Equity Fund	1,033,523,141	698,769
Ivy Cundill Global Value Fund	229,684,196	281,284
Ivy Dividend Opportunities Fund	285,968,403	206,162
Ivy Emerging Markets Equity Fund	1,673,014,533	3,168,482
Ivy Energy Fund	131,064,042	95,812
Ivy European Opportunities Fund	489,035,440	811,344
Ivy Global Bond Fund	4,587,649	6,759
Ivy Global Equity Income Fund	377,904,896	563,297
Ivy Global Income Allocation Fund	694,919,328	1,039,743
Ivy Global Natural Resources Fund	4,216,963,110	4,061,632
Ivy Global Real Estate Fund	34,654,035	19,940
Ivy Global Risk-Managed Real Estate Fund	54,638,393	25,228
Ivy High Income Fund	56,911,616	129,605
Ivy International Core Equity Fund	3,117,126,665	5,026,523
Ivy International Growth Fund	394,903,621	480,430
Ivy Large Cap Growth Fund	1,568,291,350	904,613
Ivy Limited-Term Bond Fund	0	0
Ivy Managed International Opportunities Fund	0	0
Ivy Micro Cap Growth Fund	193,723,593	454,367
Ivy Mid Cap Growth Fund	3,733,788,984	2,767,589
Ivy Money Market Fund	0	0
Ivy Municipal Bond Fund	0	0
Ivy Municipal High Income Fund	0	0
Ivy Real Estate Securities Fund	614,564,877	949,815
Ivy Science and Technology Fund	3,846,791,538	5,499,147
Ivy Small Cap Growth Fund	840,827,179	1,159,543
Ivy Small Cap Value Fund	329,483,697	571,689
Ivy Tax-Managed Equity Fund	31,582,156	15,930
Ivy Value Fund	265,601,794	226,915
Total	$54,613,231,836	$63,600,601

As of March 31, 2014, each of the following Funds held securities issued by their respective regular broker-dealers, as follows: (all amounts in thousands)

Ivy Asset Strategy Fund owned Goldman Sachs Group, Inc. and JPMorgan Chase & Co. securities in the aggregate amounts of $354,768 and $302, respectively. Goldman Sachs Group, Inc. is the parent of Goldman, Sachs & Co., a regular broker of the Fund. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Fund.

Ivy Balanced Fund owned Bank of America Corp., Citigroup Inc., Goldman Sachs Group, Inc., JPMorgan Chase & Co. and Morgan Stanley securities in the aggregate amounts of $6,524, $28,242, $5,368, $36,239 and $8,730, respectively. Bank of America Corp. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Fund. Citigroup Inc. is the parent of Citigroup Global Markets Inc., a regular broker of the Fund. Goldman Sachs Group, Inc. is the parent of Goldman, Sachs & Co., a regular broker of the Fund. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Fund. Morgan Stanley is the parent of Morgan Stanley Smith Barney LLC, a regular broker of the Fund.

Ivy Bond Fund owned Bank of America Corp., Goldman Sachs Group, Inc. and Morgan Stanley securities in the aggregate amounts of $5,098, $6,182 and $6,645, respectively. Bank of America Corp. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Fund. Goldman Sachs Group, Inc. is the parent of Goldman, Sachs & Co., a regular broker of the Fund. Morgan Stanley is the parent of Morgan Stanley Smith Barney LLC, a regular broker of the Fund.

Ivy Core Equity Fund owned Bank of America Corp. and Citigroup, Inc. securities in the aggregate amounts of $36,035 and $27,013, respectively. Bank of America Corp. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Fund. Citigroup, Inc. is the parent of Citigroup Global Markets Inc., a regular broker of the Fund.

Ivy Cundill Global Value Fund owned Bank of America Corp. and Citigroup, Inc. securities in the aggregate amounts of $17,028 and $16,582, respectively. Bank of America Corp. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Fund. Citigroup, Inc. is the parent of Citigroup Global Markets Inc., a regular broker of the Fund.

Ivy Dividend Opportunities Fund owned Goldman Sachs Group, Inc. and JPMorgan Chase & Co. securities in the aggregate amounts of $7,791 and $14,604, respectively. Goldman Sachs Group, Inc. is the parent of Goldman, Sachs & Co., a regular broker of the Fund. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Fund.

Ivy European Opportunities Fund owned Barclays plc securities in the aggregate amount of $981. Barclays plc is the parent of Barclays Capital Inc., a regular broker of the Fund.

Ivy Global Income Allocation Fund owned Bank of America Corp., Barclays plc, JPMorgan Chase & Co. and Royal Bank of Scotland Group plc securities in the aggregate amounts of $1,133, $2,100, $4,921 and $5,075, respectively. Bank of America Corp. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Fund. Barclays plc is the parent of Barclays Capital Inc., a regular broker of the Fund. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Fund. Royal Bank of Scotland Group plc is the parent of Royal Bank of Scotland plc, a regular broker of the Fund.

Ivy High Income Fund owned Bank of America Corp. and Barclays plc securities in the aggregate amounts of $34,790 and $20,174, respectively. Bank of America Corp. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Fund. Barclays plc is the parent of Barclays Capital Inc., a regular broker of the Fund.

Ivy International Core Equity Fund owned Credit Suisse Group AG and Deutsche Bank AG securities in the aggregate amounts of $23,655 and $21,487, respectively. Credit Suisse Group AG is the parent of Credit Suisse, a regular broker of the Fund. Deutsche Bank AG is the parent of Deutsche Bank Alex. Brown Inc., a regular broker of the Fund.

Ivy International Growth Fund owned Credit Suisse Group AG securities in the aggregate amount of $8,950. Credit Suisse Group AG is the parent of Credit Suisse, a regular broker of the Fund.

Ivy Limited-Term Bond Fund owned Bank of America Corp., Citigroup Inc., Goldman Sachs Group, Inc., JPMorgan Chase & Co., and Morgan Stanley securities in the aggregate amounts of $17,864, $18,151, $17,590, $18,941 and $18,182, respectively. Bank of America Corp. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Fund. Citigroup Inc. is the parent of Citigroup Global Markets Inc., a regular broker of the Fund. Goldman Sachs Group, Inc. is the parent of Goldman, Sachs & Co., a regular broker of the Fund. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Fund. Morgan Stanley is the parent of Morgan Stanley Smith Barney LLC, a regular broker of the Fund.

Ivy Money Market Fund owned JPMorgan Chase & Co. securities in the aggregate amount of $7,168. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Fund.

Ivy Value Fund owned a Citigroup Inc., Goldman Sachs Group, Inc. and JPMorgan Chase & Co. securities in the aggregate amounts of $12,047, $7,144 and $11,887, respectively. Citigroup Inc. is the parent of Citigroup Global Markets Inc., a regular broker of the Fund. Goldman Sachs Group, Inc. is the parent of Goldman, Sachs & Co., a regular broker of the Fund. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Fund.

PROXY VOTING POLICY

The Funds have delegated all proxy voting responsibilities to IICO. IICO has established guidelines that reflect what it believes are desirable principles of corporate governance.

Listed below are several reoccurring issues and IICO’s corresponding positions.

Board of Directors Issues:

IICO generally supports proposals requiring that a majority of the board of directors consist of outside, or independent, directors.

IICO generally votes against proposals to limit or eliminate liability for monetary damages for violating the duty of care.

IICO generally votes against indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention. The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. IICO will support such protection so long as it does not exceed reasonable standards.

IICO generally votes against proposals requiring the provision for cumulative voting in the election of directors as cumulative voting may allow a minority group of shareholders to cause the election of one or more directors.

Corporate Governance Issues:

IICO generally supports proposals to ratify the appointment of independent accountants/auditors unless reasons exist which cause it to vote against the appointment.

IICO generally votes against proposals to restrict or prohibit the right of shareholders to call special meetings.

IICO generally votes against proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

IICO generally votes for proposals to authorize an increase in the number of authorized shares of common stock.

IICO generally votes against proposals for the adoption of a Shareholder Rights Plan (sometimes referred to as “Purchase Rights Plan”). It believes that anti-takeover proposals generally are not in the best interest of shareholders. Such a Plan gives the board of directors virtual veto power over acquisition offers which may well offer material benefits to shareholders.

Executive/Employee Issues:

IICO will generally vote for proposals to establish an Employee Stock Ownership Plan (ESOP) as long as the size of the ESOP is reasonably limited.

Political Activity:

IICO will generally vote against proposals relating to corporate political activity or contributions, or requiring the publication of reports on political activity or contributions made by political action committees (PACs) sponsored or supported by the corporation. PAC contributions generally are made with funds contributed voluntarily by employees, and provide positive individual participation in the political process of a democratic society. In addition, Federal law and most state laws require full disclosure of political contributions made by PACs. This is public information and available to all interested parties. Requiring reports in newspaper publications results in added expense without commensurate benefit to shareholders.

Conflicts of Interest Between IICO and the Trust:

IICO will use the following three-step process to address conflicts of interest: (1) IICO will attempt to identify any potential conflicts of interest; (2) IICO will then determine if the conflict as identified is material; and (3) IICO will follow established procedures, as described generally below, to ensure that its proxy voting decisions are based on the best interests of the Funds and are not the product of a material conflict.

(1) Identifying Conflicts of Interest: IICO will evaluate the nature of its relationships to assess which, if any, might place its interests, as well as those of its affiliates, in conflict with those of the Fund’s shareholders on a proxy voting matter. IICO will review any potential conflicts that involve the following three general categories to determine if there is a conflict and if so, if the conflict is material:

•

Business Relationships – IICO will review any situation for a material conflict where IICO provides investment advisory services for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it is determined that IICO (or an affiliate) otherwise has a similar significant relationship with a third party such that the third party might have an incentive to encourage IICO to vote in favor of management.

•

Personal Relationships – IICO will review any situation where it (or an affiliate) has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.

•

Familial Relationships – IICO will review any situation where it (or an affiliate) has a known familial relationship relating to a company (for example, a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists.

IICO will designate an individual or committee to review and identify proxies for potential conflicts of interest on an ongoing basis.

(2) “Material Conflicts”: IICO will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, IICO will attempt to detect those relationships deemed material based on the reasonable likelihood that they would be viewed as important by the average shareholder.

(3) Procedures to Address Material Conflicts: IICO will use the following techniques to vote proxies that have been determined to present a “Material Conflict.”

•

Use a Proxy Voting Service for Specific Proposals – As a primary means of voting material conflicts, IICO will vote in accordance with the recommendation of an independent proxy voting service (Institutional Shareholder Services (ISS) or another independent third party if a recommendation from ISS is unavailable).

•

Client directed – If the Material Conflict arises from IICO’s management of a third party account and the client provides voting instructions on a particular vote, IICO will vote according to the directions provided by the client.

•

Use a Predetermined Voting Policy – If no directives are provided by either ISS or the client, IICO may vote material conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter.

If the issue involves a material conflict and IICO chooses to use a predetermined voting policy, IICO will not be permitted to vary from the established voting policies established herein.

•

Seek Board Guidance – If the Material Conflict does not fall within one of the situations referenced above, IICO may seek guidance from the Board on matters involving a conflict. Under this method, IICO will disclose the nature of the conflict to the Board and obtain the Board’s consent or direction to vote the proxies. IICO may use the Board guidance to vote proxies for its non-mutual fund clients.

Echo Voting:

Ivy Managed International Opportunities Fund is a fund of funds that invests primarily in a combination of the other Funds (underlying funds). The Board has adopted proxy voting policies to govern the voting of proxies received by Ivy Managed International Opportunities Fund with respect to its investments in underlying funds. If an underlying fund has a shareholder meeting, Ivy Managed International Opportunities Fund, if possible, will vote its interests in the underlying fund in the same proportion as the votes cast by all of the other shareholders of the underlying fund. This is known as “echo voting” and is designed to avoid potential conflicts of interest.

For each of Ivy Bond Fund, Ivy Cundill Global Value Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy Micro Cap Growth Fund and Ivy Real Estate Securities Fund, IICO has delegated proxy voting responsibilities to the Fund’s subadviser. The proxy voting policies of the subadvisers are set forth in Appendix B to this SAI.

PROXY VOTING RECORD

Each Fund is required to file with the SEC its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. Information regarding how the proxies for each Fund relating to its portfolio securities were voted during the most recent 12-month period ended June 30, 2014, will be available at www.ivyfunds.com, and on the SEC’s website at http://www.sec.gov.

TRUST SHARES

The Shares of the Funds

The shares of each of the Funds represent an interest in that Fund’s securities and other assets and in its profits or losses. Each fractional share of a class has the same rights, in proportion, as a full share of that class.

Each Fund (except Ivy Money Market Fund) currently offers five classes of its shares: Class A, Class B, Class C, Class I and Class Y, although Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges. Ivy Money Market Fund offers four classes of shares: Class A, Class B, Class C, and Class E (although Ivy Money Market Fund Class B and Class C shares are not available for direct investments). Each of Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, and Ivy Small Cap Growth Fund also offer Class E shares. Each Fund (other than Ivy Money Market Fund, Ivy Municipal Bond Fund Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund,) also offers Class R shares. Each Fund (other than Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy Managed International Opportunities Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund) also offers Class R6 shares. Each class of a Fund represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class A and Class E shares are subject to an initial sales charge and to an ongoing distribution and/or service fee and certain Class A and Class E shares are subject to a CDSC.

Class B and Class C shares are subject to a CDSC and to ongoing distribution and service fees; Class B shares that have been held by a shareholder for eight years will convert, automatically, eight years after the month in which the shares were purchased, to Class A shares of the Fund, and such conversion will be made, without charge or fee, on the basis of the relative NAV of the two classes; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. Each Fund does not anticipate that there will be any conflicts between the interests of holders of the different classes of its shares by virtue of those classes. Each share of a Fund is entitled to equal dividend, liquidation and redemption rights, except that due to the differing expenses borne by the classes, dividends and liquidation proceeds of Class B shares and Class C shares are expected to be lower than for Class A shares of a Fund. Each fractional share of a class has the same rights, in proportion, as a full share of that class. Each shareholder of the Trust is entitled to one vote for each dollar of NAV of a Fund owned by the shareholder. Shares are fully paid and nonassessable when purchased.

The Funds do not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

Special meetings of shareholders may be called for any purpose upon receipt by the Funds of a request in writing signed by shareholders owning not less than 25% of the aggregate number of votes to which shareholders are entitled at such meeting, as provided in the Declaration of Trust and By-laws of the Trust. There will normally be no meeting of the shareholders for the purpose of electing Trustees until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. To the extent that Section 16(c) of the 1940 Act applies to a Fund, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders owning at least 10% of the aggregate number of votes to which shareholders of that Fund are entitled, as provided in the Declaration of Trust and By-laws of the Trust.

On certain matters such as the election of Trustees, all shares of the Funds vote together as a single class. On other matters affecting a particular Fund, the shares of that Fund vote together as a separate class, such as with respect to a change in an investment restriction of the Fund, except that as to matters for which a separate vote of a class of Fund shares is required by the 1940 Act or which affects the interests of one or more particular classes of Fund shares, the affected shareholders vote as a separate class. In voting on a Management Agreement for a Fund, approval by the shareholders of that Fund is effective as to the Fund whether or not enough votes are received from the shareholders of any of the other Funds to approve the Management Agreements for the other Funds. Each shareholder of the Trust is entitled to one vote for each dollar of NAV of a Fund owned by the shareholder.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

Minimum Initial and Subsequent Investments

The Funds’ initial and subsequent investment minimums generally are as follows, although the Funds and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E shares, initial investments must be at least $750 (per Fund) with the exceptions described in this paragraph. A minimum initial investment described in the Prospectus pertains to certain exchanges of shares from one Fund to another Fund within Ivy Funds (or, for clients of Waddell & Reed or Legend, a fund within the Waddell & Reed Advisors Funds) or InvestEd Portfolios. A $150 minimum initial investment pertains to purchases for accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $50 or more made from a bank account. Shareholders purchasing through payroll deduction and salary deferral may invest any amount. Except with respect to certain exchanges and automatic withdrawals from a bank account, a shareholder may make subsequent investments of any amount. See, Exchanges for Shares of Other Funds or Shares of Funds within InvestEd Portfolios or Waddell & Reed Advisors Funds.

For Class A and Class C shares, if your account balance falls below $650 (per Fund) at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, your account will be assessed an account fee of $20 for each Fund whose Fund account balance is below $650 at the time of the assessment. For Class A and Class C shares, any Fund account with a balance below $650 will not be assessed the $20 fee if the Fund account meets one of the following exceptions: (i) the Fund account has an active AIS and the Fund account was opened less than 12 months prior to the date of the assessment; (ii) the Fund account is administered under a Profit Sharing, Money Purchase, Defined Benefit Plan, or a payroll deduction plan (IRA, Roth IRA, SEP IRA, SIMPLE IRA, 401(k), 403(b) and 457 plans) and the Fund account was opened less than 12 months prior to the date of the assessment; or (iii) the Fund account is held on a third-party platform, except for accounts held through Waddell & Reed. For purposes of the fee assessment, your Fund account balance will be based upon the current value of your existing holdings.

With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

For Class I shares, Class R shares, Class R6 shares and Class Y shares, please check with your selling broker-dealer, plan administrator or third-party recordkeeper for information about minimum investment requirements.

Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IICO deems to be a desirable investment for each Fund. While no minimum has been established, it is expected that each Fund will not accept securities having an aggregate value of less than $1 million. The Funds may reject in whole or in part any or all offers to pay for any Fund shares with securities and may discontinue accepting securities as payment for any Fund shares at any time without notice. The Funds will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each Fund, and each Fund’s shares will be sold for NAV determined at the same time the accepted securities are valued. The Funds will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Funds must comply with the applicable laws of certain states.

Reduced Sales Charges (Applicable to Class A and Class E shares only)

Lower sales charges on the purchase of Class A and Class E shares are available by:

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Rights of Accumulation: combining the value of additional purchases of shares of any of the funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds with the NAV of Class A, Class B, Class C or Class E shares already held in your account or in an account eligible for grouping with your account (see Account Grouping below). To be entitled to Rights of Accumulation, you must inform WISC that you are entitled to a reduced sales charge and provide WISC with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account. Your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gain distributions, but excluding capital appreciation) less any withdrawals.

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Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing an LOI, which is available from WISC, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B, Class C or Class E shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in “Account Grouping” below, will be included. For purposes of fulfilling the dollar amount required to be invested pursuant to your LOI, all such investments must be initiated prior to the expiration of the thirteen-month period, and will qualify under your LOI, even if the assets are received after the expiration of the thirteen-month period (such as a rollover or transfer from another institution). You must notify WISC if a rollover or transfer from another institution is pending upon the termination of the thirteen-month LOI period. In any event, such assets must be received by WISC no later than ninety days after the initiation date of the rollover or transfer. You may need to provide appropriate documentation to WISC to evidence the initiation date of the rollover or transfer. Purchases made during the thirty (30) calendar days prior to receipt by WISC of a properly completed LOI will be considered for purposes of determining whether a shareholder has satisfied the LOI. If IFDI reimburses the sales charge for purchases prior to WISC’s receipt of an LOI, the thirteen-month LOI period will be deemed to have commenced on the date of the earliest purchase within the 30 calendar days prior to receipt by WISC of the LOI.

When an LOI is established, shares valued at five percent (5%) of the intended investment are held in escrow. Escrowed shares will be released from escrow once the terms of the LOI are satisfied. If the amount invested during the thirteen-month LOI period is less than the amount specified by the LOI, the LOI will terminate and the applicable sales charge specified in the Prospectus will be charged as if the LOI had not been executed, and such sales charge will be collected by the redemption of escrowed shares equal in value to such sales charge. Any redemption you request during the thirteen-month LOI period will be taken first from non-escrowed shares. Any request you make that will require redemption of escrowed shares will result in termination of the LOI, and the applicable sales charge specified in the Prospectus will be collected by the redemption of escrowed shares. Any escrowed shares not needed to pay the applicable sales charge will be available for redemption by you.

Purchases of shares of any of the funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds will be considered for purposes of meeting the terms of an LOI, except as set forth herein. Investments in mutual funds other than those described in the preceding sentence and in insurance products offered by Waddell & Reed will not be considered for purposes of meeting the terms of an LOI.

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Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class A or Class E shares in any account that you own may be grouped with the current account value of purchased Class A, Class B, Class C and/or Class E shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or taxpayer identification number, and b) accounts of family members living (or maintaining a permanent address) in the same household as the owner; however, you also may group purchases made by you and your immediate family in: business accounts controlled by you or your immediate family (for example, you own the entire business); partnerships for which you or a member of your immediate family is the controlling partner; trust accounts established by you or your immediate family or trust accounts for which you or a member of your immediate family is a beneficiary; minor-owned accounts for which you serve as custodian or guardian; and/or accounts of endowments or foundations established and controlled by you or your immediate family. For purposes of account grouping, an individual’s legally-recognized domestic partner who has the same address may be treated as his or her spouse.

With respect to purchases under retirement plans:

1. All purchases of Class A shares made under an employee benefit plan described in Section 401(a) of the Code (Qualified Plan), including 401(k) plans, that is maintained by an employer and all plans of any one employer or affiliated employers will also be grouped. All Qualified Plans of an employer who is a franchisor and those of its franchisee(s) also may be grouped.

2. All purchases of Class A shares made under a simplified employee pension plan (SEP), Savings Incentive Match Plan for Employees of Small Employers Individual Retirement Account (SIMPLE IRA), or similar arrangement adopted by an employer or affiliated employers may be grouped if grouping is elected by the employer when the plan is established. Alternatively, the employer may elect that purchases made by individual employees under such plan also be grouped with the other accounts of the individual employees. If evidence of either election is not received by IFDI, purchases will be grouped at the plan level.

3. All purchases of Class A shares made by you or your spouse for (a) your respective individual retirement accounts (IRAs), salary reduction plan accounts under Section 457(b) and Section 403(b) of the Code, may be grouped, provided that such purchases are subject to a sales charge (see Sales Charge Waivers for Certain Transactions below; if your purchase qualifies for NAV eligibility pursuant to these sections, you may not group that purchase) or (b) your respective employee benefit plan accounts under Section 401(a) of the Code, including 401(k) plans, may be grouped, provided that you and your spouse are the only participants in the plan.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund or Waddell & Reed Advisors Cash Management are not eligible for either Rights of Accumulation or LOI privileges, unless such shares have been acquired by exchange for Class A or Class E shares on which a sales charge was paid, or as a dividend or other distribution on such acquired shares.

If you are investing $1 million or more ($250,000 or more for Ivy Limited-Term Bond Fund), either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A or Class E shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. This CDSC may be waived under certain circumstances, as noted in the Prospectus. Your financial advisor or a WISC representative can answer your questions and help you determine if you are eligible.

Other Funds and InvestEd Portfolios

Reduced sales charges for larger purchases of Class A and Class E shares apply to purchases of the Class A and Class E shares of any of the Funds and the shares of Waddell & Reed Advisors Funds or InvestEd Portfolios subject to a sales charge. A purchase or holding of Class A or Class E shares in any of the Funds and/or a purchase or holding of shares of Waddell & Reed Advisors Funds or InvestEd Portfolios subject to a sales charge will be treated as an investment in the Fund in determining the applicable sales charge. For these purposes, Class A shares of Ivy Money Market Fund or Waddell & Reed Advisors Cash Management that were acquired by exchange of another Fund’s Class A shares or Waddell & Reed Advisors Funds or InvestEd Portfolios shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, are also taken into account. Additionally, Class B, Class C and Class E shares are taken into account.

Net Asset Value Purchases of Class A and Class E Shares

Class A and Class E shares of a Fund may be purchased at NAV by current or retired Trustees of the Trust (or retired directors or trustees of any entity to which the Trust or a Fund is the successor), directors of any affiliated companies of the Trust, or any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children’s spouses and spouse’s parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed.

For this purpose, child includes stepchild and parent includes stepparent. Purchases of Class A shares in an IRA sponsored by IFDI or its affiliates established for any of these eligible purchasers also may be at NAV. Purchases of Class A shares in any Qualified Plan under which the eligible purchaser is the sole participant also may be made at NAV. Trusts under which the grantor and the trustee or a co-trustee are each an eligible purchaser are also eligible for NAV purchases of Class A shares. Employees include retired employees. A retired employee is an individual separated from service from IFDI, or from an affiliated company with a vested interest in any employee benefit plan sponsored by IFDI or any of its affiliated companies. Financial advisors include retired financial advisors. A custodian under UGMA or UTMA purchasing for the child or grandchild of any employee or financial advisor may purchase Class A and Class E shares at NAV whether or not the custodian himself is an eligible purchaser. Employees of financial advisors of Waddell & Reed may purchase Class A and Class E shares at NAV.

Trustees, officers, directors or employees of Minnesota Life Insurance Company (Minnesota Life) or any affiliated entity of Minnesota Life, Securian/CRI Financial Advisors, their respective spouses, children, parents, children’s spouses and spouse’s parents of each may purchase Class A shares at NAV, including purchases into certain retirement plans and certain trusts for these individuals.

Sales representatives, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents), associated with unaffiliated third party broker/dealers with which IFDI has entered into selling arrangements may purchase Class A and Class E shares at NAV.

Sales representatives and employees, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents), associated with Legend Group Holdings LLC and its subsidiaries may purchase Class A and Class E shares at NAV.

Shares may be issued at NAV in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

Purchases of Class A shares may be made at NAV by participants of employee benefit plans described in Section 401(a) (including 401(k) plans) and 457(b) of the Code, where the plan has 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund’s records.

Purchases of Class E shares may be made at NAV for Ivy Funds InvestEd 529 Plan accounts by participants in an employer sponsored payroll deduction plan having 100 or more eligible employees, and the shares are purchased through payroll deductions.

Shareholders/participants (other than those shareholders/participants whose shares are held in an omnibus account) reinvesting into any account the proceeds of redemptions from employee benefit plans described in Sections 401(a), 403(b) or 457(b) of the Code, where the shares were originally invested in I or Y shares may purchase Class A shares at NAV.

Employees, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents), associated with unaffiliated registered investment advisers with which IICO has entered into sub-advisory agreements may purchase Class A and Class E shares at NAV.

Participants in an employee benefit plan described in Section 401(a) or 457 of the Code that invest in Ivy Funds through an intermediary’s third party platform may purchase Class A shares at NAV.

Shareholders investing through certain investment advisers and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees may purchase Class A shares at NAV.

Clients investing via a Managed Allocation Portfolio (MAP) or Strategic Portfolio Allocation (SPA) program available through Waddell & Reed may purchase Class A shares at NAV.

Shareholders investing through direct transfers from the Waddell & Reed Advisors Retirement Plan, Innovator Advantage Plan and Flexible Advantage Plan offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB, or from the Waddell & Reed Advisors Express Plan, Select Plan, and Advantage Plan offered and distributed by Securian Retirement Services, a business unit of Minnesota Life Insurance Company, may purchase Class A shares at NAV.

Purchases of Class A shares by shareholders/participants (other than those whose shares are held in an omnibus account) reinvesting into any other account they own, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from an employee benefit plan established under Section 401(a) (including 401(k) plans), 403(b) and 457(b) of the Code, and IRA accounts under Section 408 of the Code may be made at NAV, provided such reinvestment is made within 60 calendar days of receipt of the required minimum distribution.

Clients who transferred their 529 Plan accounts from the Arizona Family College Savings Program sponsored by Securities Management and Research, Inc. (SM&R) to the Ivy Funds InvestEd 529 Plan sponsored by Waddell & Reed due to the closing of the SM&R-sponsored 529 Plan, and who established their SM&R-sponsored Plans directly through SM&R rather than through a financial intermediary and qualified for NAV pricing through SM&R may purchase Class E shares at NAV.

Shareholders (other than shareholders whose shares are held in an omnibus account) purchasing into accounts that owned shares of any Fund within the Ivy Funds prior to December 16, 2002, and who were eligible to purchase Class A shares at NAV as of such date may purchase Class A shares at NAV.

For purposes of determining eligibility for sales at NAV, an individual’s legally-recognized domestic partner who has the same address may be treated as his or her spouse.

For Class A shares, a 1% CDSC is only imposed on Class A shares that were purchased at NAV for $1 million or more ($250,000 or more for Ivy Limited-Term Bond Fund) that are subsequently redeemed within 12 months of purchase.

Sales Charge Waivers for Certain Transactions

Class A or Class E shares may be purchased at NAV through:

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Exchange of Class A or Class E shares of another Fund or shares of InvestEd Portfolios and, for clients of Waddell & Reed or Legend, Class A shares of any fund in the Waddell & Reed Advisors Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and other distributions paid on such shares

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Reinvestment once each calendar year of all or part of the proceeds of redemptions of your Class A or Class E shares into the same Fund and account from which the shares were redeemed, if the reinvestment is equal to or greater than

$200 and is made within 60 calendar days of the Fund’s receipt of your redemption request. Purchases made pursuant to the Automatic Investment Service (AIS), payroll deduction or regularly scheduled contributions made by an employer on behalf of its employees are not eligible for purchases at NAV under this policy. Purchases within the investment advisory products offered by Waddell & Reed are not eligible for purchases at NAV under this policy.

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Payments of Principal and Interest on Loans made pursuant to an employee benefit plan established under Section 401(a) of the Code, including 401(k) plans, (for Class A shares only), (i) if such loans are permitted by the plan and the plan invests in shares of the same Fund and (ii) a sales charge was previously paid on those shares.

Class E shares may be purchased at NAV through:

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Direct rollover initiated from an account in a qualified state tuition program, where (i) such account is under a plan associated with a qualified state tuition program established in accordance with Section 529 of the Code, (ii) the shares were purchased through a broker-dealer or financial advisor, and (iii) the selling agreement or any other agreement between Waddell & Reed and the broker-dealer or financial advisor does not prohibit direct rollovers at NAV into another qualified state tuition program. The sales charge waiver only applies to the shares purchased with the direct rollover proceeds and additional contributions made to your Ivy InvestEd Plan account will be assessed the applicable sales charge. If rolling over assets from an in-state to an out-of-state 529 Plan, you should be aware that some states require the recapture of prior state tax benefits and/or the rollover may be otherwise taxable by the state from whose 529 Plan you are exiting. You should also consider possible withdrawal charges by the 529 Plan which you are exiting and differences in ongoing fees. You should consult a qualified tax advisor for individualized advice before initiating the rollover.

Reasons for Differences in the Public Offering Price of Class A and Class E Shares

As described herein and in the Prospectus, there are a number of instances in which a Fund’s Class A and Class E shares are sold or issued on a basis other than at the maximum public offering price, that is, the NAV plus the highest sales charge. Some of these instances relate to lower or eliminated sales charges for larger purchases of Class A and Class E shares, whether made at one time or over a period of time as under an LOI or Rights of Accumulation. See the table of breakpoints in sales charges in the Prospectus and in this SAI for the Class A and Class E shares. The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, (2) certain quantity discounts are required by rules of the Financial Industry Regulatory Authority, Inc. (FINRA) (as is elimination of sales charges on the reinvestment of dividends and other distributions), and (3) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

In general, the reasons for the other instances in which there are reduced or eliminated sales charges for Class A and Class E shares are as follows. Exchanges at NAV are permitted because a sales charge has already been paid on the shares exchanged, except that exchanges from Class A or Class E shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into, unless the Ivy Money Market shares were previously acquired by an exchange from Class A or Class E shares of another Fund for which a sales charge was paid. Sales of Class A and Class E shares without a sales charge are permitted to Trustees, officers of the Trust and certain others due to reduced or eliminated selling expenses and since such sales may aid in the development of a sound employee organization, encourage responsibility and interest in a Fund and an identification with its aims and policies. Limited reinvestments of redemptions of Class A and Class E shares at no sales charge are permitted to attempt to protect against mistaken or not fully informed redemption decisions. Class A and Class E shares may be sold without a sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such shares are exempted by the 1940 Act from the otherwise applicable requirements as to sales charges. Reduced or eliminated sales charges also may be used for certain short-term promotional activities by IFDI. In no case in which there is a reduced or eliminated sales charge are the interests of existing Class A and Class E shareholders adversely affected since, in each case, the Fund receives the NAV per share of all shares sold or issued.

Systematic Withdrawal Plan for Class A, Class B and Class C Shareholders

If you qualify, you may arrange to receive through the Systematic Withdrawal Plan (Service) regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis Class A, Class B or Class C shares that you own of any of the funds within Ivy Funds and, for clients of Waddell & Reed or Legend, any of the funds within Waddell & Reed Advisors Funds. It would be a disadvantage to an investor to make additional purchases of Class A shares while the Service is in effect because it would result in duplication of sales charges. Class B and Class C shares, and certain Class A shares to which the CDSC otherwise applies, that are redeemed under the Service are not subject to a CDSC provided the amount withdrawn does not exceed, annually, 12% of the account value. Applicable forms to start the Service are available through WISC.

The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 1%, 3%, 6% and 12%, respectively, of the value of your account at the time the Service is established. As noted above, the withdrawal proceeds are not subject to the CDSC, but only within these percentage limitations. The minimum withdrawal is $50. The Service, and this exclusion from the CDSC, do not apply to a one-time withdrawal.

To qualify for the Service, you must have invested at least $10,000 in Class A, Class B or Class C shares which you still own of any of the funds within Ivy Funds and, for clients of Waddell & Reed or Legend, any of the funds in Waddell & Reed Advisors Funds; or, you must own Class A, Class B or Class C shares having a value of at least $10,000. The value for this purpose is the value at the current offering price.

You can choose to have shares redeemed to receive:

1.	a monthly, quarterly, semiannual or annual payment of $50 or more;

2.	a monthly payment, which will change each month, equal to one-twelfth of a percentage of the value of the shares in the Account; (you select the percentage); or

3.	a monthly or quarterly payment, which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

Shares are redeemed on either the 5th day or the 20th day of the month in which the payment is to be made, or on the prior business day if the 5th or 20th is not a business day. Payments are made within five days of the redemption.

Retirement plan accounts may be subject to a fee imposed by the plan custodian for use of the Service.

The dividends and other distributions on shares of a class you have made available for the Service are paid in additional shares of that class; however, you may request that payment of such distributions be made in cash. Please note that the cash option is not available for retirement accounts or accounts participating in MAP or SPA. All payments under the Service are made by redeeming shares, which may result in your recognizing a gain or loss for Federal income tax purposes. To the extent that payments exceed dividends and other distributions, the number of shares you own will decrease. When all of the shares in an account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or a return on your investment.

You may, at any time, change the manner in which you have chosen to have shares redeemed to any of the other choices originally available to you. You may, at any time, redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The Fund can also terminate the Service by notifying you in writing.

After the end of each calendar year, information on shares you redeemed will be sent to you to assist you in completing your Federal income tax return.

Systematic Withdrawal Plan for Class E Shareholders

If you qualify, you may arrange to receive through the Service regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis Class E shares that you own in a Fund. It would be a disadvantage to an investor to make additional purchases of shares while the Service is in effect because it would result in duplication of sales charges. Certain shares to which the CDSC otherwise applies, that are redeemed under the Service are not subject to a CDSC provided the amount withdrawn does not exceed annually, 12% of the account value. Applicable forms to start the Service are available through WISC.

The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 1%, 3%, 6% and 12% respectively, of the value of your account at the time the Service is established. As noted above, the withdrawal proceeds are not subject to the CDSC, but only within these percentage limitations. The minimum withdrawal is $50. The Service, and this exclusion from the CDSC, do not apply to a one-time withdrawal outside of the Service.

To qualify for the Service, you must have invested at least $10,000 in shares of any of the funds in the InvestEd Portfolios, or Class A, Class B, Class C or Class E shares of any of the funds within Ivy Funds or Class A, Class B or Class C shares of any of the funds within Waddell & Reed Advisors Funds, and continue to own such shares on the date the Service is requested; or, the value of such shares must be at least $10,000 as of the date the Service is requested. The value for this purpose is the value at the current NAV.

You can choose to have shares redeemed to receive:

1.	A monthly, quarterly, semiannual or annual payment of $50 or more;

2.	A monthly payment, which will change each month, equal to one-twelfth of a percentage of the value of the shares in the Account; (you select the percentage); or

3.	A monthly or quarterly payment which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

The service is subject to the following conditions:

1.	Withdrawal must be used for the benefit of the named Designated Beneficiary on the account.

2.	Withdrawal must be used for Qualifying expenses incurred during the current calendar year at a Qualifying post-secondary educational institution.

3.	Designated Beneficiary must possess a high school diploma, be enrolled at least part-time in a Qualifying post-secondary educational institution and be at least 17 years of age.

Shares are redeemed on either the 5th day or the 20th day of the month in which the payment is to be made, or on the prior business day if the 5th or 20th is not a business day. Payments are made within five days of the redemption.

The dividends and other distributions on shares of a class you have made available for the Service are paid in additional shares of that class. All payments under the Service are made by redeeming shares which may result in a gain or loss for tax purposes. To the extent that payments exceed dividends and other distributions, the number of shares you own will decrease. When all of the shares in an account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or a return on your investment. You may, at any time, change the manner in which you have chosen to have the shares redeemed to any of the other choices originally available to you. You may, at any time, redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The Trust can also terminate the Service by notifying you in writing.

After the end of each calendar year, information on shares you redeemed will be sent to you to assist you in completing your Federal income tax return.

Group Systematic Investment Program

Shares of each Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Funds and IFDI do not themselves organize, offer or administer any such programs. However, depending upon the size of the program, the Funds or IFDI may waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs, such group systematic investment programs are not entitled to special tax benefits under the Code. The Funds reserve the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

Exchanges for Shares of Other Funds or Shares of Funds within InvestEd Portfolios or Waddell & Reed Advisors Funds

Class A Share Exchanges

Once a sales charge has been paid on Class A shares of an Ivy Fund or on shares of InvestEd Portfolios and, for clients of Waddell & Reed or Legend, on Class A shares of any fund in Waddell & Reed Advisors Funds (with the exceptions noted below), these shares and any shares added due to reinvested dividends or other distributions paid on those shares may be freely exchanged for Class A shares of another fund within Ivy Funds or shares of InvestEd Portfolios, and, for clients of Waddell & Reed or Legend, Class A shares of any fund in Waddell & Reed Advisors Funds. Minimum initial investment and subsequent investment requirements apply to such exchanges.

You may exchange Class A shares you own in another Ivy Fund or shares of InvestEd Portfolios and, for clients of Waddell & Reed or Legend, Class A shares of any fund in Waddell & Reed Advisors Funds for Class A shares of an Ivy Fund without charge if (1) a sales charge was paid on these shares, (2) the shares were received in exchange for shares for which a sales charge was paid, or (3) the shares were acquired from reinvestment of dividends and other distributions paid on such shares. There may have been one or more such exchanges so long as a sales charge was paid on the shares originally purchased. Also, shares acquired without a sales charge because the purchase was $1 million or more will be treated the same, for this purpose, as shares on which a sales charge was paid. Subject to the above rules regarding sales charges, you may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class A shares of an Ivy Fund (or into Class C shares of an Ivy Fund in certain situations, as noted below), provided you already own Class A (or Class C, as applicable) shares of that Fund. Minimum initial investment and subsequent investment requirements apply to such exchanges.

Exchanges of shares from Ivy Money Market Fund (money market fund shares) are subject to any sales charge applicable to the Fund being exchanged into, unless the money market fund shares were previously acquired by an exchange from Class A or Class E shares of a non-money market fund upon which a sales charge has already been paid.

You may redeem your Class A shares of an Ivy Fund and use the proceeds to purchase Class Y or Class I shares of the Fund if you meet the criteria for purchasing Class Y or Class I shares.

Class B Share Exchanges

You may exchange Class B shares of an Ivy Fund for Class B shares of other funds within Ivy Funds and, for clients of Waddell & Reed or Legend, any fund in Waddell & Reed Advisors Funds without charge.

The redemption of a Fund’s Class B shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

Class C Share Exchanges

You may exchange Class C shares of an Ivy Fund for Class C shares of another fund within Ivy Funds and, for clients of Waddell & Reed or Legend, any fund in Waddell & Reed Advisors Funds without charge.

The redemption of a Fund’s Class C shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

You may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class C shares of an Ivy Fund, provided you already own Class C shares of that fund. Minimum initial investment and subsequent investment requirements apply to such exchanges.

Class E Share Exchanges

Class E shares of an Ivy Fund may be exchanged for Class E shares of any other fund within Ivy Funds that offers Class E shares. Pursuant to rules applicable to all 529 Plans, you may only exchange your Class E shares in your Ivy Funds InvestEd 529 Plan account once each calendar year or upon a change in the Designated Beneficiary on the account.

Exchanges of shares from Ivy Money Market Fund (money market fund shares) are subject to any sales charge applicable to the Fund being exchanged into, unless the money market fund shares were previously acquired by an exchange from Class E shares of a non-money market fund upon which a sales charge has already been paid.

Class I Share Exchanges

Class I shares of an Ivy Fund may be exchanged for Class I shares of any other fund within Ivy Funds that offers Class I shares, or for Class A shares of Ivy Money Market Fund. For clients of Waddell & Reed or Legend, Class I shares of a Fund may be exchanged for Class Y shares of any fund in Waddell & Reed Advisors Funds that offers Class Y shares.

Class R Share Exchanges

Class R shares of an Ivy Fund may be exchanged for Class R shares of any other Fund within Ivy Funds that offers Class R shares.

Class R6 Share Exchanges

Class R6 shares of an Ivy Fund may be exchanged for Class R6 shares of any other Fund within Ivy Funds that offers Class R6 shares.

Class Y Share Exchanges

Class Y shares of an Ivy Fund may be exchanged for Class Y shares of any other fund within Ivy Funds that offers Class Y shares, or for Class A shares of Ivy Money Market Fund.

General Exchange Information

You may exchange only into funds that are legally permitted for sale in your state of residence. Currently, each Ivy Fund and funds within InvestEd Portfolios and Waddell & Reed Advisors Funds may be sold only within the United States, the Commonwealth of Puerto Rico, and the U.S. Virgin Islands. In addition, each fund within Ivy Funds also may be sold in Guam.

The exchange will be made at the NAVs next determined after receipt of your written request in good order by the Fund whose shares are to be redeemed. When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange.

The Ivy Funds reserve the right to terminate or modify these exchange privileges at any time. In exercising this right, each Fund may, for example, limit the frequency of exchanges by a shareholder and/or cancel a shareholder’s exchange privilege.

An exchange is considered a taxable event and may result in a capital gain or a capital loss, for Federal income tax purposes.

The transfer agent for the Ivy Funds reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Converting Shares

Self-Directed Conversions: Subject to the requirements set forth below, you may be eligible to convert your Class A, Class C, Class I or Class Y shares to another share class within the same Fund.

•

If you hold Class A, Class C or Class Y shares and are eligible to purchase Class I shares or Class R6 shares as described in the sections entitled Class I Shares or Class R6 Shares in the Prospectus, you may be eligible to convert your Class A, Class C or Class Y shares to Class I shares or Class R6 shares of the same Fund.

•

If you hold Class I shares and are eligible to purchase Class R6 shares, as described in the section entitled Class R6 Shares in the Prospectus, you may be eligible to convert your Class I shares to Class R6 shares of the same Fund.

•	If you hold Class C shares and are eligible to purchase Class A shares at NAV, you may be eligible to convert your Class C shares to Class A shares of the same Fund.

A conversion from Class A or Class C to another share class will be subject to any deferred sales charge to which your Class A shares or Class C shares are subject. If you convert from one class of shares to another, the transaction will be based on the respective NAVs per share of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAVs per share. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.

Please contact WISC directly to request a conversion. A self-directed conversion is subject to the discretion of IFDI to permit or reject such a conversion. At this time, a conversion between share classes of the same Fund is reported as a non-taxable event.

Retirement Plans and Other Tax-Advantaged Savings Accounts

Your account may be set up as a funding vehicle for a retirement plan or other tax-advantaged savings account. For individual taxpayers meeting certain requirements, IFDI offers Custodial Account Agreements or prototype documents for certain non-qualified retirement plans that may involve investment in shares of the Funds (other than Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund) or, for clients of Waddell & Reed or Legend, shares of certain funds in Waddell & Reed Advisors Funds. The dollar limits specified below may change for subsequent years.

Individual Retirement Accounts (IRAs). Investors having eligible earned income may set up an account that is commonly called an IRA. Under a traditional IRA, an investor can contribute for each taxable year up to 100% of his or her earned income, up to the maximum permitted contribution for that year (Annual Dollar Limit), provided the investor has not reached age 70 1/2 by the end of that year. For taxable years beginning in 2014, the Annual Dollar Limit is $5,500. For individuals who have attained age 50 by the last day of the taxable year for which the contribution is made, the Annual Dollar Limit also includes a catch-up contribution. The maximum annual catch-up contribution is $1,000 for 2014. For a married couple, the maximum annual contribution is the sum of the couple’s separate Annual Dollar Limits or, if less, the couple’s combined earned income for the taxable year, even if one spouse had no earned income. Generally, IRA contributions are deductible unless: (1) the investor (or, if married, his or her spouse) is an active participant in an employer-sponsored retirement plan; and (2) the investor’s (or the couple’s) adjusted gross income (AGI) exceeds certain levels. A married investor who is not an active participant, who files jointly with his or her spouse, and whose combined AGI does not exceed $191,000 for taxable year 2014 is not affected by his or her spouse’s active participant status.

An investor also may use a traditional IRA to receive a rollover contribution that is either (a) a direct rollover distribution from an employer’s retirement plan or (b) a rollover of an eligible distribution paid to the investor from an employer’s retirement plan or another IRA. To the extent a rollover contribution is made to a traditional IRA, the distribution will not be subject to Federal income tax until distributed from the IRA. A direct rollover generally applies to any distribution from an employer’s eligible retirement plan (including a custodial account under Section 403(b)(7) of the Code or a state or local government plan under Section 457 of the Code) other than certain periodic payments, required minimum distributions and other specified distributions. In a direct rollover, the eligible rollover distribution is paid directly to the IRA, not to the investor. If, instead, an investor receives payment of an eligible rollover distribution, all or a portion of that distribution generally may be rolled over to an IRA within 60 days after receipt of the distribution. Because mandatory Federal income tax withholding applies to any eligible rollover distribution that is not paid in a direct rollover, investors should consult their tax advisors or pension consultants as to the applicable tax rules. If you already have an IRA, you may have the assets in that IRA transferred directly to an IRA offered by IFDI.

Roth IRAs. Investors having eligible earned income and whose AGI (or combined AGI, if married) does not exceed certain levels may establish and contribute up to the Annual Dollar Limit per taxable year to a Roth IRA (or to any combination of Roth and traditional IRAs). An individual’s maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a traditional IRA for that year. For a married couple, the annual maximum is the sum of the couple’s separate Annual Dollar Limits or, if less, the couple’s combined earned income for the taxable year, even if one spouse had no earned income.

In addition, certain distributions from traditional IRAs, SEP IRAs, SIMPLE IRAs (if more than two years old) and eligible employer-sponsored retirement plans may be rolled over to a Roth IRA, and any of an investor’s traditional IRAs, SEP IRAs and SIMPLE IRAs (if more than two years old) may be converted to a Roth IRA; the earnings, deductible and pre-tax contribution portions of the rollover distributions and conversions are, however, subject to Federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in the Roth IRA, and withdrawals of earnings are not subject to Federal income tax if the account has been held for at least five years and the account holder has reached age 59 1/2 (or certain other conditions apply).

Simplified Employee Pension (SEP) plans. Employers can make contributions to SEP-IRAs established for employees. Generally, an employer may contribute up to 25% of compensation, subject to certain maximums, per year for each employee.

Savings Incentive Match Plans for Employees of Small Employers (SIMPLE Plans). An employer with 100 or fewer eligible employees that does not sponsor another active retirement plan may establish a SIMPLE Plan to contribute to its employees’ retirement accounts. A SIMPLE Plan can be in the form of either an IRA or a 401(k) plan. In general, an employer can choose to match employee contributions dollar-for-dollar (up to 3% of an employee’s compensation) or may contribute to all eligible employees 2% of their compensation, whether or not they defer salary to their retirement plans. SIMPLE Plans involve fewer administrative requirements, generally, than traditional 401(k) or other Qualified Plans.

Owner-Only Keogh Plans. A Keogh plan, which is available to self-employed individuals and their spouses, or partners of general partnerships and their spouses, is a defined contribution plan that may be either a money purchase plan or a profit-sharing plan. As a general rule, an investor under a defined contribution Keogh plan can contribute up to 100% of his or her annual earned income, with a maximum of $52,000 for the taxable year 2014.

Exclusive(k) ® Plans allow self-employed individuals (and their spouses who work for and receive wages from the business), or partners of general partnerships and their spouses (who work for and receive wages from the business), to make tax-deductible contributions for themselves, including deferrals, of up to 100% of their adjusted annual earned income, with a maximum of $52,000 for the taxable year 2014. A Roth 401(k) contribution option also may be available within a qualified 401(k) Plan.

Multi-participant 401(k) Plans allow employees of eligible employers to set aside tax deferred income for retirement purposes, and in some cases, employers will match their contribution dollar-for-dollar up to certain limits. A Roth 401(k) contribution option also may be available within a qualified 401(k) Plan.

Other 401(a) Pension and Profit-Sharing Plans allow corporations, labor unions, governments, or other organizations of all sizes to make tax-deductible contributions to employees.

457(b) Plans. If an investor is an employee of a state or local government or of certain types of tax-exempt organizations, he or she may be able to enter into a deferred compensation arrangement in accordance with Section 457 of the Code.

403(b)/TSAs — Custodial Accounts and ERISA Title I Plans. If an investor is an employee of a public school system, a church or other Section 501(c)(3) tax-exempt organization, he or she may be able to enter into a deferred compensation arrangement through a custodial account under Section 403(b)(7) of the Code. Some tax-exempt organizations have adopted plans that are subject to Title I of the Employee Retirement Income Security Act of 1974, as amended, and are funded by employer contributions in addition to employee deferrals. For certain grandfathered accounts, a Roth 403(b) contribution option also may be available.

Coverdell Education Savings Accounts. Although not technically for retirement savings, a Coverdell education savings account (ESA) provides a vehicle for saving for a child’s education. An ESA may be established for the benefit of any minor, and any person whose AGI does not exceed certain levels may contribute each taxable year up to $2,000, excluding rollover and transfer contributions, to an ESA (or to each of multiple ESAs) for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18 (except that this age limit does not apply to a beneficiary with “special needs,” as defined in the Code). Earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay for the “qualified education expenses” of the beneficiary (or certain members of his or her family). Special rules apply where the beneficiary is a special needs person.

More detailed information about these arrangements and applicable forms are available from IFDI. These tax-advantaged retirement and other savings plans and other accounts may be treated differently under state and local tax laws and may involve complex tax questions as to premature distributions and other matters. Investors should consult their tax advisor or pension consultant.

Redemptions

The Prospectus gives information as to redemption procedures. Redemption payments are made within seven days from receipt of a request in good order, unless delayed because of emergency conditions as determined by the SEC, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities. Payment for redemptions of shares of the Funds may be made in portfolio securities when the Board determines that conditions exist making cash payments undesirable. Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the price used in figuring NAV. There would be brokerage costs to the redeeming shareholder in selling such securities. Each Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Shareholders who choose to redeem their Class A, Class B or Class C shares and receive their redemption proceeds by Federal Funds wire will be charged a fee of $10, payment of which will be made by redemption of the appropriate number of shares from their Fund account. The $10 fee is waived for the Trustees and officers of the Trust or of any affiliated entity of IFDI, employees of IFDI or of any of its affiliates, current and certain financial advisors of IFDI and its affiliates and the spouse, children, parents, children’s spouses and spouse’s parents of each such Trustee, officer, employee and financial advisor. For this purpose, child includes stepchild and parent includes stepparent.

Reinvestment Privilege

Each Fund offers a reinvestment privilege that allows you to reinvest once each calendar year without charge all or part of any amount of Class A or Class E shares you redeem from the Fund by sending to the Fund the amount you wish to reinvest. The amount you return will be reinvested in Class A or Class E shares at the NAV next calculated after the Fund receives the returned amount. Your written request to reinvest and the amount to be reinvested (which must be equal to or greater than $200) must be received within 60 calendar days after your redemption request was received, and the Fund must be offering Class A or Class E shares of the Fund at the time your reinvestment request is received. You can do this only once each calendar year as to Class A shares of a Fund and once each calendar year as to Class E shares of a Fund. The reinvestment must be made into the same Fund, account and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders. Purchases made pursuant to the AIS, payroll deduction and regularly scheduled contributions made by an employer on behalf of its employees are not eligible for purchases at NAV under this policy. Purchases within the investment advisory products offered by Waddell & Reed are not eligible for purchases at NAV under this policy.

Subject to the following paragraph, each Fund also offers a reinvestment privilege for Class B and Class C shares and, where applicable, certain Class A shares under which you may reinvest in the Fund all or part of any amount of the shares you redeemed and have the corresponding amount of the CDSC, if any, which you paid restored to your account by adding the amount of that charge to the amount you are reinvesting in shares of the same class of this Fund. The CDSC, if applicable, will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of a Fund which are redeemed, if equal to or greater than $10.00, and then reinvested in shares of the same class of the Fund within 60 calendar days after such redemption. If Fund shares of that class are then being offered, you can put all or part of your redemption payment back into such shares at the NAV next calculated at the time your request is received. Your written request to do this must be received within 60 calendar days after your redemption request was received. You can do this only once each calendar year as to Class B shares, once each calendar year as to Class C shares, and once each calendar year as to certain Class A shares of the Fund. For purposes of determining future CDSC, the reinvestment will be treated as a new investment. The reinvestment must be made into the same Fund, account and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders. Purchases made pursuant to the AIS, payroll deduction and regularly scheduled contributions made by an employer on behalf of its employees are not eligible for purchases at NAV under this policy. Purchases within the investment advisory products offered by Waddell & Reed are not eligible for purchases at NAV under this policy.

Proceeds from a Class B share redemption for which a CDSC was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a CDSC, you may reinvest the proceeds in Class B shares. For purposes of determining future CDSC, the aging of such reinvested Class B shares shall revert to the date the redeemed shares were originally purchased.

Mandatory Redemption of Certain Small Accounts

Each Fund has the right to require the redemption of shares held under any account or any plan if the aggregate NAV of such shares (taken at cost or value as the Board may determine) is less than $650. The Board has no intent to require such redemptions in the foreseeable future. If the Board should elect to require such redemptions, shareholders who are affected will receive prior written notice and will be permitted 60 calendar days to bring their accounts up to the minimum before this redemption is processed.

Additional Information on Check Writing for Ivy Money Market Fund and Ivy Limited-Term Bond Fund

Checks may not be presented for payment at the office of the bank upon which the checks are drawn because under 1940 Act rules, redemptions may be effected only at the next price determined after the redemption request is presented to WISC. This limitation does not affect checks used for payment of bills or cashed at other banks. Shareholders may not close their accounts through the writing of a check. If a shareholder is subject to backup withholding described in the Prospectus, no checks will be honored. This privilege is not available for most retirement plan accounts. Contact WISC for further information.

Determination of Offering Price

The NAV of each class of the shares of a Fund is the value of the assets of that class, less the liabilities of that class, divided by the total number of outstanding shares of that class.

Class A and Class E shares of the Funds are sold at their next determined NAV plus the sales charge, if any, described in the Prospectus. The sales charge is paid to IFDI, the Funds’ underwriter. The price makeup for each of the Ivy Funds as of March 31, 2014, which is the date of the most recent balance sheet for the Funds and which is incorporated into this SAI by reference, is given below.

Ivy Asset Strategy Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$31.61
Add: selling commission (5.75% of offering price)	1.93

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$33.54

Ivy Balanced Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$24.38
Add: selling commission (5.75% of offering price)	1.49

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$25.87

Ivy Bond Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$10.46
Add: selling commission (5.75% of offering price)	0.64

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$11.10

Ivy Core Equity Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$14.04
Add: selling commission (5.75% of offering price)	0.86

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$14.90

Ivy Cundill Global Value Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$17.96
Add: selling commission (5.75% of offering price)	1.10

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$19.06

Ivy Dividend Opportunities Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$20.27
Add: selling commission (5.75% of offering price)	1.24

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$21.51

Ivy Emerging Markets Equity Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$15.04
Add: selling commission (5.75% of offering price)	0.92

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$15.96

Ivy Energy Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$16.38
Add: selling commission (5.75% of offering price)	1.00

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$17.38

Ivy European Opportunities Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$29.76
Add: selling commission (5.75% of offering price)	1.82

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$31.58

Ivy Global Bond Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$10.06
Add: selling commission (5.75% of offering price)	0.61

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$10.67

Ivy Global Equity Income Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$13.27
Add: selling commission (5.75% of offering price)	0.81

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$14.08

Ivy Global Income Allocation Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$15.58
Add: selling commission (5.75% of offering price)	0.95

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$16.53

Ivy Global Natural Resources Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$19.07
Add: selling commission (5.75% of offering price)	1.16

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$20.23

Ivy Global Real Estate Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$9.83
Add: selling commission (5.75% of offering price)	0.60

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$10.43

Ivy Global Risk-Managed Real Estate Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$9.72
Add: selling commission (5.75% of offering price)	0.59

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$10.31

Ivy High Income Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$8.75
Add: selling commission (5.75% of offering price)	0.53

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$9.28

Ivy International Core Equity Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$19.04
Add: selling commission (5.75% of offering price)	1.16

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$20.20

Ivy International Growth Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$41.15
Add: selling commission (5.75% of offering price)	2.51

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$43.66

Ivy Large Cap Growth Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$17.59
Add: selling commission (5.75% of offering price)	1.07

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$18.66

Ivy Limited-Term Bond Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$10.90
Add: selling commission (2.50% of offering price)	0.28

Maximum offering price per Class A share (Class A NAV divided by 97.50%)	$11.18

Ivy Managed International Opportunities Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$10.15
Add: selling commission (5.75% of offering price)	0.62

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$10.77

Ivy Micro Cap Growth Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$27.31
Add: selling commission (5.75% of offering price)	1.67

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$28.98

Ivy Mid Cap Growth Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$23.45
Add: selling commission (5.75% of offering price)	1.43

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$24.88

Ivy Money Market Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$1.00
Add: selling commission (0.00% of offering price)	—

Maximum offering price per Class A share (Class A NAV divided by 100.00%)	$1.00

Ivy Municipal Bond Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$11.74
Add: selling commission (4.25% of offering price)	0.52

Maximum offering price per Class A share (Class A NAV divided by 95.75%)	$12.26

Ivy Municipal High Income Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$5.03
Add: selling commission (4.25% of offering price)	0.22

Maximum offering price per Class A share (Class A NAV divided by 95.75%)	$5.25

Ivy Real Estate Securities Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$24.35
Add: selling commission (5.75% of offering price)	1.49

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$25.84

Ivy Science and Technology Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$52.71
Add: selling commission (5.75% of offering price)	3.22

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$55.93

Ivy Small Cap Growth Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$18.51
Add: selling commission (5.75% of offering price)	1.13

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$19.64

Ivy Small Cap Value Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$18.32
Add: selling commission (5.75% of offering price)	1.12

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$19.44

Ivy Tax-Managed Equity Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$16.84
Add: selling commission (5.75% of offering price)	1.03

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$17.87

Ivy Value Fund

NAV per Class A share (Class A net assets divided by Class A shares outstanding)	$23.82
Add: selling commission (5.75% of offering price)	1.45

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$25.27

Ivy Asset Strategy Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$31.67
Add: selling commission (5.75% of offering price)	1.93

Maximum offering price per Class E share (Class E NAV divided by 94.25%)	$33.60

Ivy Bond Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$10.46
Add: selling commission (5.75% of offering price)	0.64

Maximum offering price per Class E share (Class E NAV divided by 94.25%)	$11.10

Ivy Core Equity Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$14.00
Add: selling commission (5.75% of offering price)	0.85

Maximum offering price per Class E share (Class E NAV divided by 94.25%)	$14.85

Ivy Cundill Global Value Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$18.05
Add: selling commission (5.75% of offering price)	1.10

Maximum offering price per Class E share (Class E NAV divided by 94.25%)	$19.15

Ivy Dividend Opportunities Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$20.21
Add: selling commission (5.75% of offering price)	1.23

Maximum offering price per Class E share (Class E NAV divided by 94.25%)	$21.44

Ivy Global Income Allocation Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$15.58
Add: selling commission (5.75% of offering price)	0.95

Maximum offering price per Class E share (Class E NAV divided by 94.25%)	$16.53

Ivy Global Natural Resources Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$19.36
Add: selling commission (5.75% of offering price)	1.18

Maximum offering price per Class E share (Class E NAV divided by 94.25%)	$20.54

Ivy High Income Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$8.75
Add: selling commission (5.75% of offering price)	0.53

Maximum offering price per Class E share (Class E NAV divided by 94.25%)	$9.28

Ivy International Core Equity Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$19.14
Add: selling commission (5.75% of offering price)	1.17

Maximum offering price per Class E share (Class E NAV divided by 94.25%)	$20.31

Ivy Large Cap Growth Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$17.57
Add: selling commission (5.75% of offering price)	1.07

Maximum offering price per Class E share (Class E NAV divided by 94.25%)	$18.64

Ivy Limited-Term Bond Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$10.90
Add: selling commission (2.50% of offering price)	0.28

Maximum offering price per Class E share (Class E NAV divided by 97.50%)	$11.18

Ivy Mid Cap Growth Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$23.02
Add: selling commission (5.75% of offering price)	1.40

Maximum offering price per Class E share (Class E NAV divided by 94.25%)	$24.42

Ivy Money Market Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$1.00
Add: selling commission (0.00% of offering price)	—

Maximum offering price per Class E share (Class E NAV divided by 100.00%)	$1.00

Ivy Real Estate Securities Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$24.35
Add: selling commission (5.75% of offering price)	1.49

Maximum offering price per Class E share (Class E NAV divided by 94.25%)	$25.84

Ivy Science and Technology Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$52.57
Add: selling commission (5.75% of offering price)	3.21

Maximum offering price per Class E share (Class E NAV divided by 94.25%)	$55.78

Ivy Small Cap Growth Fund

NAV per Class E share (Class E net assets divided by Class E shares outstanding)	$18.43
Add: selling commission (5.75% of offering price)	1.12

Maximum offering price per Class E share (Class E NAV divided by 94.25%)	$19.55

The offering price of a Class A share or Class E share is its NAV next calculated following acceptance of a purchase request, in good order, plus the sales charge, as applicable. The offering price of a Class C share, Class I share, Class R share, Class R6 share, Class Y share or certain Class A shares or Class E shares is the applicable class NAV next calculated following acceptance of a purchase request, in good order. The number of shares you receive for your purchase depends on the next offering price after IFDI, or an authorized third party, properly receives and accepts your order. Therefore, if your order is received in proper form by IFDI or an authorized third party before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day’s offering price. If your order is received in proper form by IFDI or an authorized third party after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day’s price. You will be sent a confirmation after your purchase (except for automatic transactions) which will indicate how many shares you have purchased.

IFDI need not accept any purchase order, and it or the Funds may determine to discontinue offering Fund shares for purchase.

The NAV and offering price per share of a Fund are computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE, 4:00 p.m. Eastern time, or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by the Fund is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The NAV per share of a Fund (other than Ivy Money Market Fund) will likely change every business day, since typically the value of the assets and the number of shares outstanding change every business day. Ivy Money Market Fund is designed so that the value of each share of each class of the Fund (the NAV per share) will remain fixed at $1.00 per share except under extraordinary circumstances.

Valuation – General

The NAV and offering price per share of each Fund are ordinarily computed once on each day that the NYSE is open for trading. Listed securities generally are valued at their closing price, which is the last traded price on the principal securities exchange on which the security is traded. Certain foreign exchanges may continue to trade after the close of the NYSE; in such cases, prices for securities primarily traded on these exchanges will be taken at the close of the NYSE.

Stocks are ordinarily valued by the primary pricing service as set forth in the Funds’ Valuation Procedures. If a price from the primary pricing service is not available, the next pricing service will be utilized in the order set forth in the Valuation Procedures. In the event a price is not available from any of the approved pricing services, a price will be sought from an exchange. Stocks which are traded OTC are valued using the National Association of Securities Dealers Automated Quotations (NASDAQ) Official Closing Price (NOCP), as determined by NASDAQ, or lacking an NOCP, the last current reported sales price as of the time of valuation on NASDAQ, or lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.

Bonds (including foreign bonds), convertible bonds, government securities and mortgage-backed securities are ordinarily valued at the bid price provided by the primary pricing service as set forth in the Valuation Procedures, while municipal bonds are valued at the mean price. Loans are also valued at the bid price provided by the primary pricing service as set forth in the Valuation Procedures. Short-term debt securities (all securities held by money market funds and those securities held in non-money market funds with maturities of 60 days and less) are valued at amortized cost, which approximates market value. If a price from the primary pricing service is not available, the next pricing service will be utilized in the order set forth in the Valuation Procedures. In the event a price is not available from any of the approved pricing services set forth in the Valuation Procedures, a price will be sought from a broker-dealer. In the event no pricing service price is available and no broker-dealer quote is available, or in the case where a price is available from a pricing service but deemed unreliable, the Valuation Committee will fair value the security pursuant to the Valuation Procedures.

Listed options contracts and OTC options are ordinarily valued, as of the valuation time, at the mean of the bid and ask price as provided by the primary pricing service set forth in the Valuation Procedures. If a price from the primary pricing service is not available, the next pricing service will be utilized in the order set forth in the Valuation Procedures. In the event a price for listed options is not available from any of the approved pricing services listed in the Valuation Procedures, a price is sought from a broker-dealer. In the event a price is not available from any approved pricing service or from a broker-dealer, the Valuation Committee will fair value the option pursuant to the Valuation Procedures.

In the event a price for OTC options is not available from any approved pricing services or from a broker-dealer, the price will be determined through a model reasonably designed to provide a current market price for the OTC option. Any price obtained through a model will be reviewed by the Valuation Committee.

Futures contracts will be valued at the settlement price as provided by the primary pricing service set forth in the Valuation Procedures. In the event a price is not available from the primary pricing service, the next pricing service will be utilized in the order set forth in the Valuation Procedures. In the event a price is not available from any of the approved pricing services listed in the Valuation Procedures, a price will be sought from an exchange.

Swaps, including but not limited to credit default swaps and interest rate swaps, are valued at the price provided by the primary pricing service set forth in the Valuation Procedures. In the event a price is not available from the primary pricing service, the next pricing service will be utilized in the order set forth in the Valuation Procedures. If a price is not available from any of the approved pricing services set forth in the Valuation Procedures, a price will be sought from a broker-dealer. If a price is available from a pricing service but deemed unreliable based on variance checks conducted by IICO’s Fund Accounting department, the Valuation Committee will fair value the security pursuant to the Valuation Procedures.

Foreign currency exchange rates are ordinarily provided by the primary pricing service set forth in the Valuation Procedures. In the event a foreign currency exchange rate is not available from the primary pricing service, the next pricing service will be utilized in the order set forth in the Valuation Procedures. In the event a foreign currency exchange rate is not available from any of the approved pricing services set forth in the Valuation Procedures, or in the event any foreign currency exchange rate is deemed inaccurate by the Valuation Committee, a bid and offer will be sought from one or more broker-dealers. The mean of the bid(s) and offer(s) will be used to calculate the applicable foreign currency exchange rate.

Precious metals will be valued at the last traded spot price by the primary pricing service immediately prior to the Valuation Time set forth in the Valuation Procedures. If a spot price is not available from the primary pricing service, the next pricing service will be utilized in the order set forth in the Valuation Procedures.

Occasionally, events affecting the value of foreign investments and foreign currency exchange rates occur between the time the applicable foreign market closes and the close of the regular session of trading on the NYSE. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined under procedures established by, and under the general supervision and responsibility of, the Board.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to procedures approved by the Board. A Fund also may use these procedures to value certain types of illiquid securities. Fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund’s NAV is calculated.

A Fund also may use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. A Fund that invests a portion of its assets in foreign securities also may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Board. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant U.S. or foreign market fluctuation.

The Funds have retained certain third-party pricing services (together, the Service) to assist in valuing foreign securities and certain foreign derivatives (collectively, foreign securities) held in the Funds’ portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WISC, in accordance with procedures adopted by the Board, believes, at the approved degree of certainty, that the price is not reflective of current market price, WISC may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WISC regularly monitors and reports to the Board, the Service’s pricing of the Funds’ foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event – thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund’s NAV will be subject, in part, to the judgment of the Board or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It also may affect all shareholders in that if Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see Market Timing Policy in the Prospectus.

Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Board. They are accounted for in the same manner as exchange-listed puts.

Valuation – Ivy Money Market Fund and Money Market Instruments

Rule 2a-7 permits the Ivy Money Market Fund to value its portfolio securities on the basis of amortized cost, provided it meets certain conditions. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

While the amortized cost method provides some degree of certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Fund’s shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund’s shares would be able to obtain a somewhat higher yield than would result from investment in such a fund, and existing investors in the Fund’s shares would receive less investment income. The converse would apply in a period of rising interest rates.

Under Rule 2a-7, the Board has established procedures designed to stabilize, to the extent reasonably possible, the Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Those procedures include review of the Fund’s portfolio holdings by the Board at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Fund’s NAV calculated by using available market quotations or an appropriate substitute that reflects current market conditions (market valuation) deviates from the per share value based on amortized cost.

Under Rule 2a-7, if the extent of any deviation between the NAV per share based upon available market valuation and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, establishing a NAV per share using available market quotations, or suspending redemption of Ivy Money Market Fund’s shares and liquidating the Fund.

TAXATION OF THE FUNDS

General

Each Fund has qualified since its inception for treatment as a RIC (that is, a “regulated investment company” under the Code), and each intends to continue to qualify for that treatment so that it is relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net taxable investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. To continue to qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income plus, in the case of the Municipal Funds, its net interest income excludable from gross income under Section 103(a) of the Code (Distribution Requirement) and must meet several additional requirements. For each Fund, these requirements include the following:

(1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures contracts or forward currency contracts) derived with respect to its business of investing in securities or those currencies and (b) net income from an interest in a QPTP (Income Requirement); and

(2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) (50% Diversification Requirement), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than government securities or the securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, RIC Diversification Requirements).

A QPTP is defined as a publicly traded partnership (generally, a partnership the interests in which are “traded on an established securities market” or are “readily tradable on a secondary market (or the substantial equivalent thereof)”) other than a partnership at least 90% of the gross income of which consists of income described in (1)(a) above (collectively, Qualifying Income).

A Fund may invest in one or more wholly owned foreign or domestic subsidiaries as special purpose entities to hold certain investments that, if held directly by the Fund, might not generate Qualifying Income. Any such domestic special purpose entity likely would be subject to U.S. Federal income tax, resulting in a reduced after-tax yield on the investment return of the assets held by it, as compared with a direct investment by the Fund in such assets. Moreover, income and gains generated by a Fund’s foreign wholly owned subsidiary would be treated as constructively earned by the Fund each taxable year, thus resulting in the Fund’s having to make larger taxable distributions to its shareholders attributable to that income. See Ivy Asset Strategy Fund and Ivy Emerging Markets Equity Fund – Investment in the Subsidiary.

The gains that a Fund derives from investments in options or futures contracts on gold that are made for the purpose of hedging the Fund’s investment in securities of companies in the businesses of mining, processing, producing, exploring for, refining, or selling gold generally constitute Qualifying Income. However, direct investments by a Fund in precious metals or in options or futures contracts on them made for non-hedging purposes would have adverse tax consequences for the Fund and its shareholders if it either (1) derived more than 10% of its gross income in any taxable year from the disposition of such metals, options, and futures contracts and from other non-Qualifying Income or (2) held such metals, options, and futures contracts in such quantities that it failed to satisfy the 50% Diversification Requirement. Each Fund that invests in precious metals or in options or futures contracts on them intends to manage or continue to manage its holdings thereof so as to avoid failing to satisfy those requirements for these reasons.

Pursuant to provisions of the RIC Modernization Act of 2010 (Modernization Provisions), a Fund will be able to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the Fund pays a deductible tax calculated in accordance with those provisions and meets certain other requirements.

If a Fund failed to qualify for treatment as a RIC for any taxable year and was unable, or determined not to, avail itself of the Modernization Provisions, then for Federal tax purposes: (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (2) the shareholders would treat all those distributions, including distributions of net capital gain and, for each Municipal Fund, distributions that otherwise would be exempt-interest dividends as described below, as taxable dividends to the extent of the Fund’s earnings and profits, taxable as ordinary income (except that, (i), for individual and certain other noncorporate shareholders, the part of such dividends that is “qualified dividend income” as defined below under Shareholder Tax Considerations would be subject to Federal income tax at the rate for net capital gain — a maximum of 15% or 20% for those noncorporate shareholders with taxable income exceeding certain thresholds (which will be adjusted for inflation annually) and (ii) all or part of those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Dividends and other distributions a Fund declares in October, November, and/or December of any year that are payable to its shareholders of record on a date in such a month are deemed to have been paid by the Fund and received by the shareholders on December 31 if the Fund pays them during the following January. Accordingly, those dividends and other distributions (except for exempt-interest dividends, as described below) will be taxed to the shareholders for the year in which that December 31 falls.

Each Fund will be subject to a nondeductible 4% excise tax (Excise Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, a Fund may defer into the next taxable year capital loss incurred between November 1 and the end of the current taxable year end as well as certain late year ordinary losses incurred between January 1 and the end of the current taxable year end. It is the policy of each Fund to pay sufficient dividends and other distributions each year to avoid imposition of the Excise Tax.

Ivy Municipal Bond Fund and Ivy Municipal High Income Fund

A Municipal Fund may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) (municipal market discount bonds). Market discount on a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity thereof. Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond’s accrued market discount at the time of disposition; in lieu of such treatment, a Municipal Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Ivy Asset Strategy Fund and Ivy Emerging Markets Equity Fund – Investment in the Subsidiary

Each of the Ivy Asset Strategy Fund and Ivy Emerging Markets Equity Fund (each referred to in this sub-section as a “Fund”) may invest part of its assets (but not more than 25% of the value of its total assets as of the end of any quarter of its taxable year) in its Subsidiary, which is classified as a corporation for Federal tax purposes. A foreign corporation, such as a Subsidiary, generally is not subject to Federal income taxation except for income that is effectively connected with its conduct of a trade or business within the United States. It is expected that each Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code (Safe Harbor) pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading, for its own account, in stocks or securities (including contracts to buy or sell securities); and (2) trading, for its own account, in commodities that are “of a kind customarily dealt in on an organized commodity exchange and if the transaction is of a kind customarily consummated at such place.” Thus, each Subsidiary’s commodities and securities trading activities, if any, should not constitute engaging in a U.S. trade or business. However, if certain of a Subsidiary’s activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary’s gains were attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may be considered to constitute engaging in a U.S. trade or business.

A U.S. person who owns (directly, indirectly or constructively) 10% or more of the total combined voting power of all classes of voting stock of a foreign corporation is a “United States shareholder” for purposes of the controlled foreign corporation (CFC) provisions of the Code (commonly referred to as “subpart F”). A foreign corporation is a CFC if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly or constructively) by United States shareholders. Because a Fund owns all the stock in its Subsidiary, the Fund is a United States shareholder thereof and its Subsidiary is a CFC. As a United States shareholder, each Fund is required to include in its gross income for Federal income tax purposes for each taxable year the Subsidiary’s “subpart F income” (defined, in part, below), for the Subsidiary’s taxable year that ends with or within the Fund’s taxable year, whether or not such income is distributed by the Subsidiary. It is expected that all of a Subsidiary’s income will be subpart F income. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of securities, net gains from transaction (including futures, forward and similar transactions) in any commodities (with certain exceptions), certain foreign currency gains, receipts with respect to securities loans and net payments received with respect to futures contracts. A Fund’s recognition of the Subsidiary’s subpart F income will increase the Fund’s tax basis in its stock in the Subsidiary. Distributions by a Subsidiary to the Fund will be tax-free to the extent of its previously undistributed subpart F income, and correspondingly would reduce the Fund’s tax basis in its Subsidiary’s stock. Subpart F income generally is treated as ordinary income, regardless of the character of a Subsidiary’s underlying income.

As noted above, to qualify as a RIC each Fund must derive at least 90% of its gross income each taxable year from certain specified sources, including “other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in…securities, or currencies” (Other Income). Although gains from the disposition of commodities are not considered Other Income, the IRS has issued numerous private letter rulings (PLRs) since 2006 that a RIC’s inclusion of subpart F income from a wholly-owned foreign subsidiary (such as the Subsidiary) is Other Income. A PLR may be cited as precedent, however, only by the taxpayer(s) to whom it is issued. Moreover, in July 2011, the IRS suspended the issuance of further PLRs to RICs seeking commodities exposure through the use of foreign wholly-owned subsidiaries (and structured notes); it is understood that the IRS initiated that suspension, which was still in effect as of the date of this SAI, to re-examine the policies underlying the previously issued PLRs. Each Fund nevertheless has received an opinion of counsel, which is not binding on the IRS or the courts, that income the Fund derives from its Subsidiary should constitute Other Income.

There can be no assurance that there will not be changes in tax or other Federal law that might adversely affect each Fund’s investment in its Subsidiary. If the IRS were to change its position expressed in the issued PLRs, such that a Fund’s income from its Subsidiary would not be Other Income, the Fund could be unable to qualify as a RIC for one or more taxable years. If a Fund failed to so qualify for any taxable year but was eligible to and did cure the failure pursuant to the Modernization Provisions, it would incur potentially significant additional Federal income tax expense. If, on the other hand, a Fund failed to so qualify for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to Federal income tax on its taxable income at corporate rates, with the consequence that its income available for distribution to shareholders would be reduced and all such distributions from earnings and profits would be taxable to them as dividends.

Income from Foreign Securities

Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively, “foreign taxes”) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Funds may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances that may change from time to time, and the principles and methodology used in determining whether a foreign corporation is a PFIC are subject to interpretation. It is possible that a Fund could invest in a foreign corporation that becomes, or is determined to be, a PFIC after the Fund makes the investment.

Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any excess distribution it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. To avoid the foregoing tax and interest obligation, a Fund might make a “qualified electing fund” (QEF) or “mark-to-market” election.

If a Fund invests in a PFIC and elects to treat the PFIC as a QEF, then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax — even if the QEF does not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to mark to market its stock in any PFIC. Marking-to-market, in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of a PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Currency Gains and Losses

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (for example, swaps, caps, floors and collars) involving payments denominated in foreign currencies, (3) on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of its disposition and (4) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Each Fund that is permitted to invest in forward currency contracts may elect to treat gains and losses from those contracts as capital gains or losses. These gains or losses may increase or decrease the amount of a Fund’s investment company taxable income (if short-term in nature) or net capital gain (if long-term in nature) to be distributed to its shareholders.

Income from Financial Instruments and Foreign Currencies

The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts a Fund derives with respect to its business of investing in securities or foreign currencies (see the discussion under General above regarding options and futures contracts on gold), will be Qualifying Income.

Any income a Fund earns from writing options is treated as short-term capital gain. If a Fund enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it paid for the option it bought. If an option written by a Fund lapses without being exercised, the premium it received also will be a short-term capital gain. If such an option is exercised and the Fund thus sells the securities subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale.

Certain futures contracts, foreign currency contracts, and “non-equity” options (that is, certain listed options, such as those on a “broad-based” securities index) — but excluding any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate cap or floor, interest rate or certain other swap, or similar agreement — in which a Fund may invest will be “Section 1256 contracts.” Section 1256 contracts a Fund holds at the end of its taxable year, other than contracts subject to a “mixed straddle” election the Fund may make, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of Section 1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts are also marked-to-market at the end of October of each year for purposes of the Excise Tax. A Fund may need to distribute any mark-to-market gains as of the end of its taxable year to its shareholders to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain, which will be includible in its investment company taxable income and thus taxable to its shareholders as ordinary income when distributed to them). These rules also may operate to increase the net capital gain a Fund recognizes, even though it may not have closed the transactions and received cash to pay the distributions.

Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures contracts and forward currency contracts in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures contracts, and forward currency contracts are positions in personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-market rules discussed above. The regulations under Section 1092 also provide certain “wash sale” rules, which apply to any transaction where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to the Funds are not entirely clear.

If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (that is, at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Income from REITs

Certain Funds may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (REMICs) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (TMPs) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the IRS issued a notice in 2006 (Notice) announcing that, pending the issuance of further guidance, the IRS would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (that is, governmental units and tax-exempt entities that are not subject to tax on their unrelated business taxable income (UBTI)) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest Federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including Qualified Plans, IRAs and public charities) constitutes UBTI to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. No Fund will invest directly in REMIC residual interests or intends to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

Income from OID Securities

Certain Funds may invest in taxable or municipal zero coupon bonds or other securities issued with OID. As a holder of those securities, a Fund must include in its gross income (or take into account, in the case of municipal OID securities) the OID that accrues on them during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, a Fund must include in its gross income securities it receives as “interest” on PIK securities. Because a Fund annually must distribute (i) substantially all of its investment company taxable income, including any accrued OID and other non-cash income to avoid imposition of the Excise Tax and (ii) substantially all of the sum of that income and its net tax exempt income (including any tax exempt OID), to satisfy the Distribution Requirement, it may be required in a particular taxable year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Shareholder Tax Considerations

Dividends a Fund pays to you from investment company taxable income will be taxable as ordinary income, except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions) generally will be subject to Federal income tax for individual and certain other noncorporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain — a maximum of 15% or 20% for those noncorporate shareholders with taxable income exceeding certain thresholds (which will be adjusted for inflation annually). A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporate shareholders (DRD) — the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to Federal income tax (excluding REITs) and excludes dividends from foreign corporations — subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to the DRD are subject indirectly to the AMT.

Distributions to you of a Fund’s net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be taxable as long-term capital gain, at the 15% and 20% maximum rates mentioned above, regardless of how long you have held your Fund shares. Shareholders other than Qualified Plans, IRAs, and other tax-exempt investors will be subject to Federal income tax on dividends and capital gain distributions received from a Fund, regardless of whether they are received in cash or additional Fund shares.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if they purchase shares shortly before the record date for a dividend (other than an “exempt-interest dividend” described in the following sub-section) or capital gain distribution, they will receive some portion of the purchase price back as a taxable distribution.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations — which may occur for one or more Funds, including each of the Global/International Funds, and one or more of the Specialty Funds, listed on the cover page of the Prospectus — the Fund will be eligible to, and may (as it has in previous taxable years) file an election with the IRS that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it pays. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions sources (foreign-source income) as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s Federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If a Fund makes this election for a taxable year, it will report to its shareholders shortly after that year their respective shares of the foreign taxes it paid and its foreign-source income.

Individual shareholders of a Fund described in the preceding paragraph who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on IRS Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each taxable year to be exempt from the foreign tax credit limitation for Federal income tax purposes (about which shareholders may wish to consult their tax advisors), in which event they would be able to claim a foreign tax credit without having to file the detailed IRS Form 1116 that otherwise is required. A shareholder will not be entitled to credit or deduct its allocable portion of foreign taxes a Fund paid if the shareholder has not held that Fund’s shares for at least 16 days during the 31-day period beginning 15 days before the ex-distribution date for those shares. The minimum holding period will be extended if the shareholder’s risk of loss with respect to those shares is reduced by reason of holding an offsetting position. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A foreign shareholder may not deduct or claim a credit for foreign taxes in determining its U.S. Federal income tax liability unless the Fund dividends paid to it are effectively connected with the shareholder’s conduct of a U.S. trade or business.

Income dividends a Fund pays to a nonresident alien individual, foreign corporation or partnership, or foreign trust or estate (each, a “foreign shareholder”), other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a trade or business within the United States the shareholder conducts and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a Federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, “interest-related dividends” and “short-term capital gain dividends,” if reported by a Fund in writing to its shareholders, are exempt from that tax for the limited period noted below. “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain OID, interest on obligations “in registered form,” and interest on deposits, less allocable deductions). “Short-term capital gain dividends” are dividends that are attributable to net short-term capital gain, computed with certain adjustments. The exemption from withholding tax applies to interest-related dividends and short-term capital gain dividends a Fund pays to foreign investors, with certain exceptions, only with respect to the Fund’s current taxable year beginning before January 1, 2014 (unless the period for the exemption’s applicability is extended by legislation, which has occurred frequently).

Under the Foreign Account Tax Compliance Act (FATCA), “foreign financial institutions” (FFIs) or ”non-financial foreign entities” (NFFEs) that are Fund shareholders may be subject to a generally nonrefundable 30% withholding tax on (1) income dividends the Fund pays after June 30, 2014, and (2) certain capital gain distributions and the proceeds of a redemption of Fund shares it pays after December 31, 2016. As discussed below, the FATCA withholding tax generally can be avoided (a) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts U.S. persons hold with the FFI and (b) by an NFFE, if it certifies its status as such and, in certain circumstances, also certifies that (i) it has no substantial U.S. persons as owners or (ii) it does have such owners and reports information relating to them to the withholding agent. The Treasury has negotiated intergovernmental agreements (IGAs) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA; entities in those countries may be required to comply with the terms of the IGA instead of Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to that country’s government (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying its status as such and, in certain circumstances, by also certifying that it does not have any substantial U.S. owners or by providing the name, address, and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Those foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above. Foreign investors are urged to consult their tax advisers regarding the application of these requirements to their own situation.

Municipal Fund Shareholders

Dividends paid by a Municipal Fund will qualify as exempt-interest dividends, and thus will be excludable from its shareholders’ gross income for Federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under Section 103(a) of the Code. Each Municipal Fund intends to continue to satisfy this requirement. The aggregate dividends paid by a Municipal Fund and excludable from all its shareholders’ gross income for a taxable year may not exceed the Fund’s net tax-exempt income for the year. Each Municipal Fund uses the average annual method to determine the exempt-interest portion of each distribution, and the percentage of income identified as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund’s income that was tax-exempt during the period covered by the distribution. The treatment of dividends from a Municipal Fund under state and local income tax laws may differ from the treatment thereof under the Code.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry Municipal Fund shares is not deductible for Federal income tax purposes.

Entities or other persons who are substantial users (or persons related to substantial users) of facilities financed by PABs should consult their tax advisors before purchasing Municipal Fund shares because, for users of certain of these facilities, the interest on those bonds is not exempt from Federal income tax. For these purposes, “substantial user” is defined generally to include a non-exempt person who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose modified AGI (including income from tax-exempt sources such as a Municipal Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from a Municipal Fund still will be tax-exempt to the extent described above; they will only be included in the calculation of whether a recipient’s income exceeds the established amounts.

If a Municipal Fund invests in any instruments that generate taxable income, under the circumstances described in the Prospectus and in the discussion of municipal market discount bonds above, the portion of any Municipal Fund dividends attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits and only the remaining portion will qualify as exempt-interest dividends. Moreover, if a Municipal Fund realizes capital gains as a result of market transactions, any distribution of the gains will be taxable to its shareholders. There also may be collateral Federal income tax consequences regarding the receipt of tax-exempt dividends by shareholders such as S corporations, financial institutions and property and casualty insurance companies. Any shareholder that falls into any of these categories should consult its tax advisor concerning its investment in Municipal Fund shares.

If Municipal Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any balance of the loss that is not disallowed will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares.

The Code imposes an alternative minimum tax (AMT) on corporations (other than certain small corporations), individuals, trusts and estates. Interest on certain municipal bonds is included as an item of tax preference (Tax Preference Item) in determining the amount of a taxpayer’s Federal alternative minimum taxable income (AMTI). To the extent that a Fund receives income from municipal securities that is a Tax Preference Item, a portion of the dividends paid by the Fund, although otherwise exempt from Federal income tax, would be taxable to its shareholders whose tax liability is determined under the AMT. Each Municipal Fund will annually provide a report indicating the percentage of the Fund’s income that is a Tax Preference Item.

In addition, for certain corporations, AMTI is increased by 75% of the difference between an alternative measure of income (adjusted current earnings (ACE)) and the amount otherwise determined to be the AMTI. Interest on all municipal securities, and therefore a distribution by a Municipal Fund that would otherwise be tax-exempt, is included in calculating a corporation’s ACE.

The American Recovery and Reinvestment Act of 2009 provides that bonds issued during 2009 and 2010, including refunding bonds issued during that period to refund bonds issued after 2003 and before 2009, will not be PABs – and the interest thereon thus will not be a Tax Preference Item – and the interest on those bonds will not be included in a corporate taxpayer’s ACE.

*    *    *    *    *

The foregoing is an abbreviated summary of certain Federal tax considerations affecting each Fund and its shareholders. The discussion does not purport to be complete or to deal with all aspects of Federal income taxation that may be relevant to shareholders in light of their particular circumstances. It is based on current provisions of the Code, the regulations promulgated thereunder, judicial decisions, and administrative pronouncements, all of which are subject to change (which has occurred frequently in recent years), some of which may be retroactive. Prospective investors are urged to consult their own tax advisors for more detailed information and for information regarding other Federal tax considerations and any state, local, or foreign taxes that may apply to them.

UNDERWRITER

IFDI, located at 6300 Lamar Avenue, Overland Park, KS, acts as principal underwriter and distributor of the Funds’ shares pursuant to an underwriting agreement entered into between IFDI and the Trust (Underwriting Agreement). The Underwriting Agreement requires IFDI to use its best efforts to sell the shares of the Funds but is not exclusive, and permits and recognizes that IFDI also distributes shares of other investment companies and other securities. Shares are sold on a continuous basis. IFDI is not required to sell any particular number of shares, and sells shares only for purchase orders received. Under this agreement, IFDI pays the costs of sales literature, including the costs of shareholder reports used as sales literature.

The dollar amounts of underwriting commissions for Class A shares for the past three fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012 were as follows:

	2014	2013	2012
Ivy Asset Strategy Fund	$4,081,325	$3,062,685	$4,300,339
Ivy Balanced Fund	1,227,826	747,181	398,515
Ivy Bond Fund	223,132	315,586	245,499
Ivy Core Equity Fund	435,835	239,577	202,432
Ivy Cundill Global Value Fund	193,246	115,233	148,229
Ivy Dividend Opportunities Fund	206,548	169,618	250,485
Ivy Emerging Markets Equity Fund	292,794	425,222	575,990
Ivy Energy Fund	108,308	69,029	107,669
Ivy European Opportunities Fund	87,083	97,441	133,808
Ivy Global Bond Fund	122,001	116,978	121,515
Ivy Global Equity Income Fund*	174,195	98,589	N/A
Ivy Global Income Allocation Fund	397,586	309,908	208,159
Ivy Global Natural Resources Fund	662,910	964,090	1,596,849
Ivy Global Real Estate Fund**	36,681	N/A	N/A
Ivy Global Risk-Managed Real Estate Fund**	20,398	N/A	N/A
Ivy High Income Fund	2,769,811	3,091,747	1,821,059
Ivy International Core Equity Fund	564,997	345,561	460,486
Ivy International Growth Fund	137,379	72,645	78,500
Ivy Large Cap Growth Fund	393,094	330,861	332,573
Ivy Limited-Term Bond Fund	1,370,786	2,059,558	1,575,510
Ivy Managed International Opportunities Fund	113,216	119,947	160,463
Ivy Micro Cap Growth Fund	289,711	151,705	176,735
Ivy Mid Cap Growth Fund	663,253	373,286	445,589
Ivy Money Market Fund	17,361	0	0
Ivy Municipal Bond Fund	62,173	194,242	93,882
Ivy Municipal High Income Fund	192,947	617,016	422,193
Ivy Real Estate Securities Fund	422,979	382,694	303,185
Ivy Science and Technology Fund	1,887,796	479,233	374,455
Ivy Small Cap Growth Fund	314,810	226,016	262,793
Ivy Small Cap Value Fund	155,857	135,296	189,931
Ivy Tax-Managed Equity Fund	34,495	18,379	9,052
Ivy Value Fund	110,383	49,226	47,926

*	Ivy Global Equity Income Fund commenced operations on June 4, 2012.
**	Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund commenced operations on April 1, 2013.

The dollar amounts of underwriting commissions for Class B shares for the past three fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012 were as follows:

	2014	2013	2012
Ivy Asset Strategy Fund	$1,048,915	$1,407,940	$1,517,691
Ivy Balanced Fund	82,506	71,250	30,262
Ivy Bond Fund	18,992	22,278	17,363
Ivy Core Equity Fund	11,805	5,789	7,373
Ivy Cundill Global Value Fund	4,667	4,382	13,856
Ivy Dividend Opportunities Fund	16,419	19,908	23,859
Ivy Emerging Markets Equity Fund	8,611	9,715	16,871
Ivy Energy Fund	5,780	8,313	11,112
Ivy European Opportunities Fund	1,958	6,329	7,015
Ivy Global Bond Fund	14,242	9,853	11,206
Ivy Global Equity Income Fund*	135	150	N/A
Ivy Global Income Allocation Fund	7,871	6,028	12,594
Ivy Global Natural Resources Fund	112,263	160,739	234,744
Ivy Global Real Estate Fund**	0	N/A	N/A
Ivy Global Risk-Managed Real Estate Fund**	0	N/A	N/A
Ivy High Income Fund	299,876	213,650	106,487
Ivy International Core Equity Fund	20,214	35,142	31,962
Ivy International Growth Fund	4,335	4,813	8,680
Ivy Large Cap Growth Fund	8,894	16,802	25,222
Ivy Limited-Term Bond Fund	70,895	67,915	62,895
Ivy Managed International Opportunities Fund	1,686	3,499	3,131
Ivy Micro Cap Growth Fund	3,040	1,845	954
Ivy Mid Cap Growth Fund	41,628	40,639	29,512
Ivy Money Market Fund	24,807	43,640	55,075
Ivy Municipal Bond Fund	17,547	10,156	13,742
Ivy Municipal High Income Fund	56,831	29,097	12,182
Ivy Real Estate Securities Fund	8,589	6,788	4,939
Ivy Science and Technology Fund	61,434	51,141	41,049
Ivy Small Cap Growth Fund	9,852	17,209	11,535
Ivy Small Cap Value Fund	2,652	5,811	6,648
Ivy Tax-Managed Equity Fund	28	0	0
Ivy Value Fund	4,003	3,228	2,675

*	Ivy Global Equity Income Fund commenced operations on June 4, 2012.
**	Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund commenced operations on April 1, 2013.

The dollar amounts of underwriting commissions for Class C shares for the past three fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012 were as follows:

	2014	2013	2012
Ivy Asset Strategy Fund	$542,806	$589,925	$1,021,013
Ivy Balanced Fund	63,175	24,229	18,126
Ivy Bond Fund	2,756	3,501	5,787
Ivy Core Equity Fund	9,092	3,384	5,318
Ivy Cundill Global Value Fund	460	266	1,026
Ivy Dividend Opportunities Fund	1,790	2,891	4,496
Ivy Emerging Markets Equity Fund	1,536	720	2,727
Ivy Energy Fund	2,535	1,629	9,000
Ivy European Opportunities Fund	192	241	438
Ivy Global Bond Fund	7,617	2,897	1,911
Ivy Global Equity Income Fund*	485	15	N/A
Ivy Global Income Allocation Fund	4,323	1,245	1,099
Ivy Global Natural Resources Fund	17,916	39,232	101,086
Ivy Global Real Estate Fund**	41	N/A	N/A
Ivy Global Risk-Managed Real Estate Fund**	0	N/A	N/A

	2014	2013	2012
Ivy High Income Fund	$314,571	$236,909	$134,832
Ivy International Core Equity Fund	5,475	6,101	27,864
Ivy International Growth Fund	547	166	626
Ivy Large Cap Growth Fund	3,902	3,605	3,597
Ivy Limited-Term Bond Fund	31,531	45,130	46,480
Ivy Managed International Opportunities Fund	130	221	518
Ivy Micro Cap Growth Fund	1,671	360	913
Ivy Mid Cap Growth Fund	27,465	32,752	33,656
Ivy Money Market Fund	10,431	15,745	20,587
Ivy Municipal Bond Fund	4,586	4,982	7,227
Ivy Municipal High Income Fund	93,796	65,255	33,964
Ivy Real Estate Securities Fund	2,105	794	1,006
Ivy Science and Technology Fund	89,399	15,417	40,960
Ivy Small Cap Growth Fund	5,375	7,286	14,881
Ivy Small Cap Value Fund	2,202	1,318	3,195
Ivy Tax-Managed Equity Fund	1	819	15
Ivy Value Fund	1,902	1,131	1,920

*	Ivy Global Equity Income Fund commenced operations on June 4, 2012.
**	Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund commenced operations on April 1, 2013.

The dollar amounts of underwriting commissions for Class E shares for the past three fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012 were as follows:

	2014	2013	2012
Ivy Asset Strategy Fund	$168,521	$161,404	$172,600
Ivy Balanced Fund	0	0	0
Ivy Bond Fund	6,485	15,853	12,527
Ivy Core Equity Fund	32,358	26,857	12,664
Ivy Cundill Global Value Fund	3,606	1,327	2,305
Ivy Dividend Opportunities Fund	10,017	12,770	10,725
Ivy Emerging Markets Equity Fund	0	0	0
Ivy Energy Fund	0	0	0
Ivy European Opportunities Fund	0	0	0
Ivy Global Income Allocation Fund	6,124	7,794	4,838
Ivy Global Natural Resources Fund	19,186	24,209	36,194
Ivy High Income Fund	28,947	37,642	22,068
Ivy International Core Equity Fund	12,147	9,748	12,657
Ivy International Growth Fund	0	0	0
Ivy Large Cap Growth Fund	14,316	13,513	13,937
Ivy Limited-Term Bond Fund	6,734	6,820	4,301
Ivy Managed International Opportunities Fund	0	0	0
Ivy Mid Cap Growth Fund	20,869	14,985	15,649
Ivy Money Market Fund	0	0	0
Ivy Real Estate Securities Fund	6,466	9,718	4,550
Ivy Science and Technology Fund	71,593	38,386	28,608
Ivy Small Cap Growth Fund	22,225	13,404	14,012
Ivy Small Cap Value Fund	0	0	0
Ivy Value Fund	0	0	0

The amounts retained by IFDI for each Fund for the past three fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012 were as follows:

	2014	2013	2012
Ivy Asset Strategy Fund	$0	$0	$0
Ivy Balanced Fund	0	0	0
Ivy Bond Fund	31,401	0	0

	2014	2013	2012
Ivy Core Equity Fund	$0	$0	$0
Ivy Cundill Global Value Fund	0	1,580	5,377
Ivy Dividend Opportunities Fund	29,324	13,868	0
Ivy Emerging Markets Equity Fund	5,122	0	0
Ivy Energy Fund	0	0	0
Ivy European Opportunities Fund	4,882	4,773	2,846
Ivy Global Bond Fund	0	0	0
Ivy Global Equity Income Fund*	0	4,203	N/A
Ivy Global Income Allocation Fund	50,533	0	6,731
Ivy Global Natural Resources Fund	79,225	42,416	0
Ivy Global Real Estate Fund**	52	N/A	N/A
Ivy Global Risk-Managed Real Estate Fund**	594	N/A	N/A
Ivy High Income Fund	0	0	0
Ivy International Core Equity Fund	0	0	0
Ivy International Growth Fund	0	0	0
Ivy Large Cap Growth Fund	200	0	5,953
Ivy Limited-Term Bond Fund	134,396	0	0
Ivy Managed International Opportunities Fund	16,702	15,567	14,530
Ivy Micro Cap Growth Fund	0	4,780	13,129
Ivy Mid Cap Growth Fund	0	0	0
Ivy Money Market Fund	52,598	48,066	82,967
Ivy Municipal Bond Fund	6,969	0	0
Ivy Municipal High Income Fund	0	0	0
Ivy Real Estate Securities Fund	6,621	0	0
Ivy Science and Technology Fund	0	0	0
Ivy Small Cap Growth Fund	0	0	0
Ivy Small Cap Value Fund	0	747	0
Ivy Tax-Managed Equity Fund	858	621	2,150
Ivy Value Fund	0	0	4,545

*	Ivy Global Equity Income Fund commenced operations on June 4, 2012.
**	Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund commenced operations on April 1, 2013.

FINANCIAL STATEMENTS

The Funds’ audited Financial Statements and Financial Highlights, including notes thereto, and the reports of the Funds’ Independent Registered Public Accounting Firm, Deloitte & Touche LLP, for the fiscal year ended March 31, 2014 are incorporated herein by reference. They are contained in the Funds’ Annual Report to Shareholders, dated March 31, 2014, which is available upon request.

APPENDIX A

The following are descriptions of some of the ratings of securities in which a Fund may invest. IICO also may use ratings provided by other NRSROs in determining the eligibility of securities for the Funds.

Description of Bond Ratings

Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P). An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

AAA — An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D — An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR — This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

*	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. (Moody’s). A brief description of the applicable Moody’s rating symbols and their meanings follows:

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues often are in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Preferred Stock Ratings

S&P. An S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1. Likelihood of payment — capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2. Nature of, and provisions of, the issue;

3. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA — This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA — A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A — An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB — An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the ‘A’ category.

BB, B, CCC — Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC — The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C — A preferred stock rated C is a non-paying issue.

D — A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-) — To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Moody’s. Because of the fundamental differences between preferred stocks and bonds, a variation of Moody’s familiar bond rating symbols is used in the quality ranking of preferred stocks. The symbols are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Preferred stock rating symbols and their definitions are as follows:

aaa — An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa — An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a — An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa — An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba — An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b — An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa — An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca — An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c — This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Note Ratings

S&P. An S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

1. Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

2. Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

The note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Moody’s. Moody’s Short-Term Loan Ratings — Moody’s ratings for state and municipal short-term obligations will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

MIG 1 — This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 — This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4 — This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Description of Commercial Paper Ratings

S&P. S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Moody’s. Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year. Moody’s employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term debt. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term debt. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

Description of Short-Term Credit Ratings

Fitch Ratings — National Short-term Credit Ratings:

F1(xxx) — Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx) — Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) — Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) — Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) — Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD(xxx) — Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D(xxx) — Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

APPENDIX B

PROXY VOTING POLICIES OF INVESTMENT SUBADVISERS

ADVANTUS CAPITAL MANAGEMENT, INC.

Summary of Proxy Voting Policies and Procedures

Advantus Capital has adopted policies and procedures relating to the voting of proxies (the “Proxy Voting Policies”) in connection with voting securities held in client accounts, including accounts subadvised by Advantus Capital that are designed to ensure that proxies are voted in the best interests of clients in accordance with Advantus Capital’s fiduciary duties and legal and regulatory requirements. The Proxy Voting Policies do not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; Advantus Capital takes no responsibility for the voting of any proxies on behalf of any such client.

A copy of the complete Proxy Voting Policies is available to all clients of Advantus Capital upon request, subject to the provision that such Proxy Voting Policies are subject to change at any time without notice.

The role of shareholders in corporate governance is typically limited. A majority of decisions regarding operations of the business of a corporation should be left to management’s discretion. It is Advantus Capital’s policy that the shareholder should become involved with these matters only when management has failed and the corporation’s performance has suffered or to protect the rights of shareholders to take action.

The guiding principle by which Advantus Capital votes on all matters submitted to security holders is the maximization of the ultimate economic value of the securities held by its clients. This involves not only the immediate impact of each proposal but other considerations with respect to the security of the shareholders’ investments over the long term.

It is the general policy of Advantus Capital to vote on all matters presented to security holders in any proxy, but Advantus Capital reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of Advantus Capital, the costs associated with voting such proxy outweigh the benefits to clients or if circumstances make such an abstention or withholding otherwise advisable and in the best interest of clients, in the judgment of Advantus Capital.

Advantus Capital has an Investment Policy Committee, which is responsible for overseeing the Proxy Voting Policies, modifying the Proxy Voting Policies from time to time, and monitoring voting decisions to avoid and resolve any conflicts of interest. The Investment Policy Committee is charged with ensuring that all conflicts of interest are resolved in the best interest of the clients. Conflicts of interest are identified initially by the portfolio managers responsible for voting proxies. If a potential conflict is identified, the portfolio manager works with the compliance department to determine if a conflict is present. Conflicts are reported to the Investment Policy Committee and steps that may be taken include following the established proxy policy, requesting that the client vote securities, delegating the vote to a third party, or disclosing the issue to the client.

For clients whose accounts are managed by Advantus Capital as a subadvisor, Advantus Capital will vote Proxies according to the Advantus Proxy Guidelines. Advantus Capital will endeavor to cast votes for these client portfolios in a manner consistent with the votes cast by Wells Fargo Bank on behalf of those Advantus Capital clients who rely on Wells Fargo Bank to vote their proxies. Advantus Capital will receive the proxy voting information from the client’s custodian, then vote the proxy and return it to the company as directed on the proxy form and finally, if requested by the client, return a copy of each such proxy vote to the client for their record keeping purposes. Wells Fargo Bank employs ISS as its proxy voting agent, responsible for analyzing proxies and recommending a voting position.

The Proxy Voting Policies include proxy voting guidelines that describe generally how proxies will be voted with respect to the issues listed therein. However, these guidelines are just that — guidelines; they are not strict rules that must be obeyed in all cases. Advantus Capital’s Proxy Voting Policies allow it to vote shares contrary to the typical vote indicated by the guidelines if such a vote is in a client’s best interests

Advantus Capital maintains records of all proxy voting decisions and votes cast to the extent required by applicable law and regulations.

Proxy Voting Policies of the Investment Subadviser

LASALLE INVESTMENT MANAGEMENT SECURITIES, LLC,

LASALLE INVESTMENT MANAGEMENT SECURITIES B.V. and

LASALLE INVESTMENT MANAGEMENT SECURITIES HONG KONG

LaSalle Investment Management Securities, L.P. (“LaSalle U.S.”), LaSalle Investment Management Securities B.V. (“LaSalle B.V.”) and LaSalle Investment Management Securities Hong Kong (“LaSalle H.K.”) have adopted the following policies and procedures in order to comply with their respective obligations relating to the voting of proxies under the Investment Advisers Act of 1940, specifically Rule 206(4)-6, the Dutch Act on Financial Supervision and the Hong Kong Securities and Futures Commission Code of Conduct, and any derivative legislation, regulations, guidelines or position papers in relation thereto. The policy as drafted is designed to facilitate compliance with U.S, Dutch and Hong Kong rules and regulations.

As a general matter, LaSalle U.S. votes proxies for all client accounts that have granted LaSalle U.S. such authority except for those accounts that are for (i) European-only investment mandates, for which proxy voting is managed by LaSalle B.V. and (ii) Asia-Pacific only investment mandates, for which proxy voting is managed by LaSalle H.K. or LaSalle U.S. (depending on the entity that is the party to investment management agreement) in each case where such authority is granted by the investment management agreement. LaSalle B.V. and LaSalle H.K. provide proxy recommendations to LaSalle U.S. with respect to companies based in Europe and Asia-Pacific, respectfully, for global mandate portfolios, but final proxy voting authority is retained by LaSalle U.S. in such cases. The term “LaSalle” refers herein to LaSalle U.S., LaSalle B.V. and LaSalle H.K.

“Chief Investment Officer” means Keith Pauley.

“Europe Portfolio Manager” means Ernst-Jan de Leeuw.

“Global Portfolio Manager” means George Noon.

“Asia-Pacific Portfolio Manager” means George Noon.

“Client” means all discretionary investment advisory clients and accounts over which LaSalle U.S., LaSalle B.V. or LaSalle H.K., as applicable, exercises proxy voting authority. “Client” does not include any investment advisory client if the person retains proxy voting authority.

“Proxy” as used in this Policy includes the submission of a security holder vote by proxy instrument, in person at a meeting of security holders or by written consent.

“Proxy Voting Administrator” means Stephen DiDomenico.

I. INTRODUCTION

LaSalle’s policy is to vote any Proxy in the best interest of its Clients. Accordingly, LaSalle will vote any Proxy in a manner intended to promote the Client’s investment objective, usually to maximize investment returns, following the investment restrictions and policies of the Client.

These are guidelines only and there may be instances when LaSalle does not vote in accordance with the Policy due to the specific circumstances of the company in question. LaSalle cannot anticipate every situation and certain issues are better handled on a case-by-case basis. The guidelines included in this Policy are subject to change as LaSalle periodically reassesses these policies and procedures to reflect developments in Proxy voting and the best interest of Clients.

II. ADMINISTRATION

The Proxy Voting Administrator is responsible for the following:

•	oversight of disclosure of information to Clients;

•	retention of required records relating to Proxies and this Policy; and

•	executing Proxy Votes (once a voting decision has been made).

The Chief Investment Officer is responsible for overall compliance with the Policy and for the following with respect to U.S. and Canada companies:

•	monitoring corporate actions;

•	monitoring for conflicts of interest between LaSalle and Clients; and

•	reviewing Proxies and making Proxy voting decisions determined on a case-by-case basis or not in accordance with the Policy in unusual or special circumstances.

The Global Portfolio Manager is responsible for the following with respect to companies outside the U.S. and Canada for global mandate portfolios:

•	monitoring corporate actions;

•	monitoring for conflicts of interest between LaSalle and Clients; and

•	reviewing Proxies and making Proxy voting decisions determined on a case-by-case basis or not in accordance with the Policy in unusual or special circumstances.

The Europe Portfolio Manager is responsible for the following with respect to companies held in European-only mandates:

•	monitoring corporate actions;

•	monitoring for conflicts of interest between LaSalle B.V. and Clients; and

•	reviewing Proxies and making Proxy voting decisions determined on a case-by-case basis or not in accordance with the Policy in unusual or special circumstances.

The Asia-Pacific Portfolio Manager is responsible for the following with respect to companies held in Asia-Pacific-only mandates:

•	monitoring corporate actions;

•	monitoring for conflicts of interest between LaSalle and Clients; and

•	reviewing Proxies and making Proxy voting decisions determined on a case-by-case basis or not in accordance with the Policy in unusual or special circumstances.

III. PROXY VOTING GENERALLY

This Policy was developed by LaSalle’s Portfolio Management Oversight Committee. Periodically, the Chief Investment Officer reviews the Proxy voting process, policies, and procedures with input from the Global Portfolio Manager, the Europe Portfolio Manager and the Asia-Pacific Portfolio Manager.

Proxy voting decisions are based, in part, on the knowledge of each company and company management, independent third party research, and information presented by company management and shareholder groups.

The procedures set forth in the “Material Conflicts of Interest” section of this Policy shall apply in the event a material conflict of interest arises in the course of voting a Proxy. All LaSalle employees are responsible for notifying the Proxy Voting Administrator with respect to any material conflict of interest related to Proxy voting of which they become aware.

In addition, LaSalle subscribes to Institutional Shareholder Services’ standard proxy advisory service (ISS) for research and recommendations on proxy issues. Typically, LaSalle follows recommendations of the ISS Benchmark Policy, except to the extent such recommendations vary from the policies set forth below under “Specific Voting Policies.” In all events however the Chief Investment Officer, Global Portfolio Manager, Europe Portfolio Manager and Asia-Pacific Portfolio Manager, as applicable, have ultimate voting authority and may choose not to follow the ISS Benchmark Policy recommendation on a particular Proxy when they believe that such recommendation is not in the best interest of Clients.

IV. SPECIFIC VOTING POLICIES

LaSalle generally votes Proxies on the following proposals/issues in the manner described below, however, LaSalle may not vote in accordance with these policies in certain unusual or special circumstances.

Board of Directors

LaSalle votes on the following Board of Directors-related proposals in the following manner. When voting on Board of Director-related proposals LaSalle favors processes that promote independence, accountability, responsiveness and competence of directors.

LaSalle generally votes in favor of shareholder proposals:

•	requiring a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence;

•	requiring board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard; and

•	to repeal classified boards and to elect all directors annually.

LaSalle generally votes on a case-by-case basis for:

•	director nominees; and

•	proposals that require the board chair to be independent of management.

Ratifying Auditors

LaSalle votes in favor of proposals to ratify auditors, unless any of the following apply:

•	an auditor has a financial interest in or association with the company, and is therefore not independent;

•	fees for non-audit services are excessive; or

•	there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Executive and Director Compensation

LaSalle generally votes in favor of shareholder proposals:

•

seeking additional disclosure of executive and director compensation, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company;

•	that reflect the concept of requiring shareholder approval/ratification for the repricing or exchange of options; and

•

requiring golden parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

LaSalle generally votes against shareholder proposals:

•	seeking to set absolute levels on compensation or otherwise dictating the amount or form of compensation.

LaSalle votes on the following proposals on a case-by-case basis:

•	management proposals seeking approval to re-price options;

•	shareholder proposals linking executive pay to performance, including the use of performance-based, indexed, or premium-priced options;

•	proposals to ratify or cancel golden parachutes; and

•

compensation plan proposals that are linked to (i) company performance, (ii) pay level versus peers, (iii) pay level versus industry, and/or (iv) long term corporate outlook. LaSalle relies on a review of compensation plans from ISS in making its determinations.

Capitalization and Voting

LaSalle generally votes in favor of proposals to:

•	increase the number of authorized common shares unless management states no purpose for the increases, and which could otherwise could be used as an anti-takeover measure;

•	allow confidential voting at annual meetings;

•	establish employee stock ownership plans unless the clear purpose of the plan is for it to act as an anti-takeover defense;

•	adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

LaSalle generally votes against:

•	leveraged recapitalizations whereby corporate assets are sold or borrowed against in order to pay shareholders a large one-time special dividend as a means of thwarting a takeover; and

•	recapitalizations that would dilute the existing voting rights of the present shareholders.

LaSalle votes for the following issues on a case-by-case basis:

•	cumulative voting; and

•	supermajority voting provisions.

Anti-Takeover “Poison Pill” Defenses

LaSalle generally votes against strategies put in place by management to make an unwanted outside takeover attempt more difficult and expensive. For example, LaSalle votes against proposals to increase the amount of authorized common stock or to establish an employee stock ownership plan if the primary apparent purpose of such proposals is to discourage potential takeover offers. However, if the provision includes an economic reward to the shareholders, such proposals will be considered on a case-by-case basis.

Sustainability

LaSalle generally votes in favor of proposals:

•	to require the company to publish a sustainability report.

V. MATERIAL CONFLICTS OF INTEREST

Material conflicts of interest may arise from time to time in the course of LaSalle voting on proxy matters. Although LaSalle cannot anticipate the nature of every conflict that may arise, more common conflicts LaSalle is likely to encounter include, as examples, ballot issues for which (i) LaSalle has an economic incentive to vote in a manner that may be inconsistent with the best interests of Clients, (ii) a business relationship or personal relationship between a director, officer or employee of LaSalle or a LaSalle affiliate and a company from which the proxy is received, or any officers or directors thereof, that may create an incentive to vote in a manner that is not consistent with the best interests of Clients, (iii) LaSalle has an interest to vote on certain proxy ballot issues to fulfill corporate obligations to third-party associations in a manner that is inconsistent with the best interests of Clients or (iv) a Client has communicated an opposing view with respect to how a proxy should be voted as compared to the view communicated to LaSalle by another Client or as compared to the general policies described herein.

The global network of LaSalle Investment Management subsidiaries, of which LaSalle is a member, became a signatory to the United Nations Principles for Responsible Investment in 2009. The Principles recognize that client fiduciary obligations remain paramount and that in all cases investment decisions must be made in the best interests of clients. Consistent with this obligation LaSalle will continue to vote in accordance with ISS Benchmark Policy recommendations or will vote consistent with the Specific Voting Policies in each case as set forth in this Proxy Policy. Proposals touching upon topics subject to the Principles (environmental, social or governance issues (collectively, “ESG”)) will either be voted in accordance with the ISS Benchmark Policy recommendations or in accordance with Section IV above. Deviations from ISS Benchmark Policy recommendations on matters involving ESG (and not otherwise covered in Section IV) will only occur if LaSalle believes the ISS Benchmark Policy recommendations are not in the best interests of its Clients.

In the event LaSalle determines there is or may be a material conflict of interest between LaSalle and a Client in voting Proxies, LaSalle will address such material conflict of interest using one of the following procedures as appropriate:

•	LaSalle may obtain the consent of the Client before voting the Proxy; or

•	LaSalle may refer the matter to a third party Proxy voting service; or

•

LaSalle may vote the Proxy using the established objective policies described under “Specific Voting Policies” above, provided LaSalle will not use this method if the Proxy is voted on a case-by-case basis unless the Proxy is voted according to ISS Benchmark Policy’s recommendations.

VI. OTHER CONSIDERATIONS

In certain instances, LaSalle may be unable to vote or determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Blocking Jurisdictions. Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. When reviewing proxies in share blocking countries, LaSalle evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that LaSalle would consider the possibility of blocking shares. The individual retaining authority under this Policy to vote a proxy for a particular company determines whether to permit the blocking of Client shares or to pass on voting at the meeting for all or a certain portion of shares.

Securities Lending. In general, LaSalle will not vote proxies that have been lent out pursuant to a Client’s securities lending program. As an investment adviser that does not maintain custody of client securities, LaSalle does not know when securities have been lent out and generally only determines the amount of securities it is entitled to vote on behalf of a Client subsequent to the record date based on the Client’s shareholding information provided by the custodian. Upon receipt of such information,

LaSalle reconciles the custodial share holding information with that of the custodian and determines whether a discrepancy, if any, is the result of securities lending or some other reason. Efforts to recall loaned securities are not always effective, but, in rare circumstances, LaSalle may identify an important issue prior to the record date and recommend that a Client attempt to have its custodian recall the security to permit voting of related proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials. LaSalle may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. In addition, proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines.

VII. DISCLOSURES

LaSalle will make the following disclosures to Clients:

•	a summary of the Policy;

•	upon request by a Client, a copy of the Policy; and

•	upon request by a Client, the Proxy voting record for Proxies voted on behalf of the Client.

VIII. RECORDKEEPING

The following records will be kept by LaSalle:

•	a copy of the Policy;

•

a copy of each proxy statement received with respect to Client securities (LaSalle may rely on the SEC EDGAR system if the proxy is available via EDGAR or may rely on a third party so long as the third party has provided an undertaking to provide a copy of the proxy statement promptly upon request);

•	a record of each Proxy vote cast by LaSalle on behalf of a Client (LaSalle may rely on a third party subject to the undertaking requirement);

•	a copy of any document prepared by LaSalle that was material to the Proxy voting decision; and

•	a copy of each written Client request for information regarding how LaSalle voted Proxies on behalf of Clients and any written response by LaSalle to any Client requests.

IX. AMENDMENTS

This Policy may be amended from time to time by the Proxy Voting Administrator or the Chief Investment Officer.

MACKENZIE FINANCIAL CORPORATION

PROXY VOTING POLICY

Purpose

The purpose of the Proxy Voting Policy (the “Policy”) is to ensure that Mackenzie Financial Corporation (“Mackenzie”) votes the securities of companies for which it has proxy-voting authority in accordance with its fiduciary duty to act in the best interests of its clients and in a manner most consistent with the long-term economic interest of investors.

Background

Securities legislation requires a registered portfolio manager to establish and enforce written procedures for dealing with clients that conform to prudent business practice and enable the portfolio manager to serve its clients adequately. A registered portfolio manager is required to deal fairly, honestly and in good faith with its clients.

Effective June 1, 2005, National Instrument 81-106 — Investment Fund Continuous Disclosure (“NI 81-106”), Part 10 requires Canadian investment funds that are reporting issuers to establish and maintain proxy voting policies and procedures that it will follow to determine whether and how to vote on any matter for which the investment fund receives, in its capacity as securityholder, proxy materials for a meeting, and to maintain a record of proxies received by an investment fund. NI 81-106 also requires that Canadian investment funds publicly disclose their proxy voting policies and procedures and their proxy voting records.

Scope

This Policy applies to all proxy voting activity by the investment funds (“Funds”) and separately managed accounts advised by Mackenzie (collectively the “Accounts”).

This Policy is designed to be responsive to the wide range of subjects that can have a significant effect on the investment value of the securities held in the Accounts. This Policy is not exhaustive and an advisign representative or associate advising representative (“Manager”) of the Accounts may depart from this Policy if he or she believes that it is in the best economic interest of the Accounts.

Policy

1.	Voting Authority

a.	The Manager has the authority to vote proxies under the management agreements for the Accounts. As a result, there may be circumstances where the vote cast for the same security by different Managers may differ.

b.	Separately managed account clients advised by Mackenzie may, at their discretion, retain proxy-voting authority relative to the securities held in their portfolio(s).

c.	The Manager shall not delegate proxy-voting decision-making to third parties.

d.	Sub-advisors to the Accounts shall have the authority to make all voting decisions concerning the securities held in the Accounts they sub advise on a fully discretionary basis in accordance with the applicable sub-advisory agreement. Sub advisors should have in place their own proxy voting policies and guidelines as part of their own investment management processes. Mackenzie will obtain and retain copies of such policies. Mackenzie will also obtain, at least annually, a record of the voting activities of sub-advisors with respect to the sub advised Accounts.

2.	Voting Practices

The Manager shall take reasonable steps to vote all proxies received from the Fund Services Department. A Manager may refrain from voting where administrative or other procedures result in the costs of voting outweighing the benefits, including circumstances where:

a.	Voting securities are part of a securities lending program and the Manager is unable to vote securities that are out on loan.

b.	A meeting notice is delivered close to the meeting date and the Manager has insufficient time to process the vote.

c.	The Manager sells shares prior to a company’s meeting date and decides not to vote those shares.

d.	Voting securities have been blocked from trading in order to be tendered for voting purposes and the Manager believes that preserving the ability to trade the security is in the best interest of investors.

A Manager may abstain or otherwise withhold his or her vote if, in the Manager’s opinion, such abstention or withholding is in the best interests of investors.

The Manager shall not be restricted from trading in a security due to an upcoming shareholder meeting.

3.	Fund of Fund Voting — Unitholder Vote

a.	A Manager may vote the securities of an underlying fund owned by an Investment Fund (“Top Fund”) when the underlying fund is not managed by Mackenzie.

b.	A Manager will not vote the securities of the underlying fund if an underlying fund is managed by Mackenzie or one of its associates or affiliates, but will decide if it is in the best interests of the Top Fund investors to vote on the matter individually. Generally, for routine matters, the Manager will decide that it is not in the best interests of the Top Fund investors to vote individually. Should the Manager decide that it is in the best interests of the Top Fund investors to vote, then Mackenzie (on the Manager’s behalf) will request from each Top Fund investor instructions on how to vote their proportionate share of the underlying fund securities owned by the Top Fund and will vote accordingly. The Manager will only vote the proportion of the underlying fund securities for which Mackenzie has received instructions.

4.	Disclosing Proxy Voting Information

In accordance with any applicable Code of Business Conduct and Ethics or otherwise, employees of Mackenzie, including Managers, shall not respond to third-party requests for information or otherwise comment on how a Manager has or will vote individual proxies. Any third-party requests for information shall be referred to the Company’s Senior Vice-President, General Counsel or his/her designee (“General Counsel”), or Chief Investment Officer (“CIO”).

5.	Voting Guidelines

Below is a statement of principles that generally describe how Mackenzie, as investment advisor, may vote on some commonly raised or potentially contentious issues. This is not a complete list of guidelines, but the principles that they are based on would apply to other circumstances as they arise. The primary principles underlying these guidelines are that a Manager will exercise his or her discretion to vote in a manner that he or she considers is in the best interests of the Accounts.

5.1	Boards of Directors

Mackenzie generally votes in favour of recommendations that support:

•	A majority of Board members being independent from management.

•	The Chair of the Board being separate from the office of the Chief Executive Officer or board and management duties are otherwise separated.

•	Boards having an audit committee, nominating committee or compensation committee composed of directors who are independent from management.

•	All Board members having the same term of office rather than staggered terms.

Notwithstanding the above, a Manager may decide to support a proposal that does not comply with the above provided that the corporate performance or governance of the issuer over a reasonable period of time is not considered by the Manager to be unsatisfactory.

5.2.	Stock Option Plans and Other Executive Compensation

Mackenzie believes that company management and the compensation committee of the Board of Directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. All forms of executive compensation are reviewed on a case-by-case basis. The following are general guidelines:

OPTIONS

•	Price — Options with a strike price of less than 100% of the fair market value of the underlying common shares at the time of the grant will generally not be supported.

•	Repricing — The repricing of options will generally not be supported.

•

Dilution — Total option plan potential dilution should generally be no more than 10% of the issued and outstanding shares. Total options include shares reserved for previously granted but unexercised options and shares currently available for new option grants.

•	Board Discretion — Plans that give the board broad discretion in setting the terms of the grant of options will generally not be supported. A shareholder-approved formula for options is preferable.

•

Director Eligibility — Options for non-employee directors are acceptable under clearly defined and reasonable terms that permit option compensation commensurate with the duties and liabilities undertaken by the directors. The plan should generally have a specific and objective formula for the award of director options.

•	Concentration — Plans that authorize allocation of 20% or more of the available options to any individual in any single year will generally not be supported.

•

Vesting Schedule — Preferably, options will be tied to the achievement of annual corporate objectives. Options should generally not vest immediately when granted, but over a given number of years (5 to 10 years is a preferred duration).

GOLDEN PARACHUTES — All severance compensation agreements will be reviewed on a case-by-case basis. Golden parachutes deemed excessive will generally not be supported.

DIRECTOR COMPENSATION — Compensation packages should encourage all directors to become shareholders, so as to align their interests with those of the shareholders. Plans that call for a certain percentage of director’s compensation to be in the form of common shares will be generally supported.

5.3.	Shareholder Rights Plans

Mackenzie believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company.

Mackenzie will generally oppose proposals, regardless of whether they are advanced by management or shareholders, of which the purpose or effect is to entrench management or dilute shareholder ownership. Conversely, Mackenzie will support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by companies. Mackenzie will generally support shareholder rights plans with the following features:

•

The plan is designed to provide the company’s Board of Directors with sufficient time to undertake a fair and complete shareholder value maximization process and does not merely seek to entrench management or deter a public bidding process for the company’s shares.

•	The plan allows for partial bids. Partial bids to all shareholders with identical consideration are preferred.

•	If implemented without prior shareholder approval, the plan expires no later than six months from its introduction, unless earlier confirmed by shareholders.

•	The plan will require prior shareholder approval of substantive amendments.

•	The plan provides that the minimum bid period is not longer than 60 days.

•	The plan requires regular shareholder ratification ideally every three, but not less than every six years.

•	The plan places a modest limit on the granting of any “break fees”.

•	The plan has a trigger threshold of at least 10%.

5.4.	Shareholder Proposals

Mackenzie will evaluate shareholder proposals on a case-by-case basis. All proposals on financial matters will be given consideration. Generally, proposals that seek to limit the rights of shareholders or that place arbitrary or artificial constraints on the company, its board of directors or management will not be supported.

5.5.	Social/Political Issues

Mackenzie, in its role as fiduciary, puts the economic interests of investors ahead of any non-financial matters. Proposals relating to social, political and environmental issues will be considered on a case-by-case basis to determine whether they will have a financial impact on shareholder value. Mackenzie will generally not support proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. Mackenzie will generally vote for proposals that encourage responsible policies and practices, such as disclosure of risks arising from, and assessments of the impact of, social, environmental and ethical issues and fair human rights and labour practices.

Mackenzie gives the Manager discretion with regard to social, environmental and ethical issues.

5.6.	Creditor Voting

Mackenzie will, from time to time, be required to participate in voting situations where it is voting as a creditor. The overriding consideration in these situations will be to maximize the recoverability of the claim.

6.	Proxy Voting Conflicts of Interest

Circumstances may occur where a Manager may have a potential conflict of interest relative to its proxy voting activities. Potential conflicts of interest could include business relationships with an issuer or a proponent of a proxy proposal, or a Manager’s personal or familial relationships with proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

Proxy Voting Conflict of Interest Procedures

The Manager and all other parties involved in the administration of the Accounts are required to bring all potential proxy voting conflicts of interest to the attention of the Company’s CIO and either the General Counsel, or the Chief Compliance Officer (“CCO”). Should the CIO and either the General Counsel or CCO conclude that a proxy voting conflict exists, the CCO shall be responsible for documenting the nature of the proxy voting conflict, the individual subject to the proxy voting conflict and the name of the issuer company. The CCO shall inform the Fund Services Department that a proxy voting conflict exists and provide them with the name of the issuer company.

The Fund Services Department shall maintain a proxy voting watch list (“Watch List”) that records the names of issuer companies that may be in a proxy voting conflict. The Fund Services Department shall immediately notify the CIO and either the General Counsel or CCO of any meeting circulars and proxies received from an issuer on the Watch List. The CIO and either the General Counsel or CCO shall discuss the voting matter(s) with the Manager and ensure that the proxy voting decision is based on the Company’s proxy voting policies and is in the best interests of the Accounts.

All voting decisions made under this section shall be documented by and filed with the Fund Services Department. On an annual basis, the CCO shall advise the Independent Review Committee of any reported proxy voting conflicts of interest in respect of the Funds, identify the applicable Manager and the nature of the proxy voting conflict, and provide the details of any votes cast where such proxy voting conflict exists.

7.	Proxy Voting Disclosure

The Fund Services Department and the Legal Department shall maintain responsibility for ensuring that Mackenzie complies with the proxy voting disclosures required under NI 81-106, Part 10.4, Preparation and Availability of Proxy Voting Record, which states:

a.	An investment fund must prepare a proxy voting record on an annual basis for the period ending June 30 of each year;

b.	An investment fund that has a website must post the proxy voting record to the website no later than August 31 of each year; and

c.	An investment fund must promptly send the most recent copy of the investment fund’s proxy voting policies and procedures and proxy voting record, without charge, to any securityholder upon a request made by the securityholder after August 31.

Compliance Reporting

The Compliance Department shall report any exceptions to the Policy to relevant senior managers at least monthly and to the Fund Oversight Committee of the Mackenzie Board of Directors (the “Fund Oversight Committee”) at least quarterly. In addition, reporting on the Policy shall be provided to the Independent Review Committee at least annually.

Policy Review

The Compliance Department shall coordinate a review of the Policy each calendar year and submit the Policy for approval to the Fund Oversight Committee. Upon approval of the Policy, the Fund Oversight Committee shall submit the Policy to the Independent Review Committee for consideration as a standing instruction.

WALL STREET ASSOCIATES, LLC

Proxy Voting Policy

Wall Street Associates, LLC (“WSA”) recognizes that it is a fiduciary that owes its clients the duty of care and loyalty with respect to all services it provides to clients, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies. The duty of loyalty requires an adviser to cast proxy votes in a manner consistent with the best interest of its clients, at no time subrogating client interests to its own. At the request of plan sponsors, WSA shall vote stock held by such plans according to the following policy:

1.	WSA votes proxies with respect to economic issues. Under the Employee Retirement Security Act of 1974, a Trustee has a fiduciary responsibility to vote Plan Stock on issues presented to stockholders whenever it is perceived the outcome of the vote may have an impact on the economic value of the stock (economic issues). Accordingly, WSA shall vote all proxies received from the Trustee with respect to shares on economic issues. Examples of matters which may be economic issues are listed below:

a.	Directors’ liability

b.	Classification of the Board of Directors

c.	Cumulative voting

d.	Stock repurchases by the issuer

e.	Poison-pill plans

f.	Fair-price amendments

g.	Authorization of a new class of stock

h.	Increase in authorized shares of an existing class of stock

i.	Pre-emptive rights

j.	Democratization of stockholder voting procedures (for example, secret voting and stock holder access to proxy statements)

k.	Political measures (for example, divestiture of investments in certain countries or other companies)

l.	Sales of corporate assets, mergers or other forms of corporate sales or takeovers

m.	Super-majority requirements

n.	Proxy fights re-election of directors

o.	Anti-greenmail proposals

WSA shall examine all proxy statements received in order to identify any of the above issues or other issues.

2.	WSA follows Proxy Voting Procedures. The proxy voting procedures below explain the role of WSA’s Proxy Voting Committee, Proxy Voting Chairman, Proxy Coordinator, Proxy Voting Service, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis.

a.	Proxy Voting Committee and Chairman. WSA’s Proxy Voting Committee, which is made up of members of the investment team and led by the Proxy Voting Chairman, oversees the proxy voting process. The Committee monitors corporate actions, and reviews and recommends guidelines governing proxy votes, including how votes are cast on specific proposals and which matters are to be considered on a case-by-case basis. The Chairman is responsible for the oversight and execution of WSA’s Proxy Voting Procedures.

b.	Proxy Coordinator. The Proxy Coordinator, appointed by the Proxy Voting Committee, assists in the coordination and voting of proxies. The Proxy Coordinator deals directly with the Proxy Voting Service and, on a case-by-case basis, will solicit voting recommendations and instructions from the Proxy Voting Committee should proxy questions be referred by the Proxy Voting Service. The Proxy Coordinator is responsible for ensuring that such questions and referrals are responded to in a timely fashion for transmitting appropriate voting instructions to the proxy voting service.

c.	Proxy Voting Service. WSA has engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with custodians to ensure that all proxy material received by the custodians relating to portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all the proxies in accordance with WSA’s Proxy Voting Guidelines. The proxy voting service will refer proxy questions to the Proxy Coordinator for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The proxy voting service also assists in disclosing to Clients how proxy votes were cast. Clients may request and obtain a record of proxy votes cast on their behalf. Proxy Voting reports, when requested, are generally delivered in conjunction with client quarterly reports.

d.	Proxy Votes are made on a Case-by-Case Basis. In voting shares on economic issues, WSA shall make voting decisions on a case-by-case basis. Shares shall not be automatically voted either for or against management on a particular economic issue but shall be voted based on an analysis of the impact of the vote on the economic value of the shares and solely in the interest of the plan’s participants and beneficiaries. WSA shall not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, even if it is believed such objective to be socially desirable.

Conflicts of Interest. WSA has developed procedures designed to ensure it carries out its duty of care in voting proxies in the Client’s best interest. To ensure proxy votes are not the product of a conflict of interest, votes will generally be made in accordance with WSA’s Proxy Voting Guidelines on a case-by-case basis. Although the Proxy Voting Service provides proxy vote recommendations, WSA generally does not base its votes on its recommendations. WSA primarily utilizes Broadridge’s administrative assistance services in the proxy voting process.

How Conflicts of Interest May Arise

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, from:

•	business or personal relationships between WSA employees or the Proxy Voting Service and the company soliciting the proxy;

•	business or personal relationships between WSA employees or the Proxy Voting Service and a third party that has a material interest in the outcome of a proxy vote; and,

•	a third party actively lobbying WSA employees or the Proxy Voting Service for a particular outcome of a proxy vote.

Preventing and Correcting Conflicts of Interest

Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular proxy vote or referral item shall disclose that conflict to the Proxy Voting Chairman and the Compliance Officer and otherwise remove him or herself from the proxy voting process. In such cases, the Proxy Voting Chairman and Compliance Officer will review each item to determine if a conflict of interest exists and whether such conflict is “material.” In this context, “material” conflicts may be instances where:

(1)	there may be an interest in maintaining or developing business with a particular issuer whose management is soliciting proxies;

(2)	there may be a business relationship with a proponent of a proxy proposal;

(3)	there exists personal and business relationships with participants in a proxy contest, corporate directors or director candidates; and

(4)	there may be a personal interest in the outcome of a proxy contest (e.g., relative serves as director).

If a conflict is potentially material, the Proxy Voting Chairman and Compliance Officer will engage in an intensive internal and/or external (if necessary) fact gathering exercise. After assessing the circumstances surrounding an identified and potentially material conflict, the Proxy Voting Chairman and Compliance Officer may take one or more of the following actions:

•	follow the prescribed Proxy Voting Policy and Guidelines;

•	split the votes;

•	delegate the decision to a third party;

•	have the Client vote its own proxy, in cases where the Client has entered into an agreement to do so in the event of an actual material conflict.

The Proxy Voting Chairman and Compliance Officer will document and provide to the Proxy Coordinator their findings for each proxy vote or referral item that (1) describes the conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside WSA (other than routine communications from proxy solicitors) with respect to the proxy vote or referral item not otherwise reported in an investment professional’s recommendation. Written confirmation will be made that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

Considerations Regarding Potential Conflicts of Interest of the Proxy Voting Service

WSA has engaged the services of a Proxy Voting Service (Broadridge) to assist in the voting of proxies. Broadridge is currently engaged to provide assistance in the voting of proxies. To the extent applicable, Broadridge votes all proxies in accordance with WSA’s Proxy Voting Guidelines.

WSA utilizes Broadridge’s turnkey service that allows WSA to control the voting policy and actual voting decisions, while outsourcing the administrative portions of the proxy process. Broadridge receives proxy ballots, executes votes, maintains records and provides reporting for WSA. Broadridge does not provide voting recommendations. Instead, users of Broadridge’s proxy voting service can receive voting recommendations issued by Glass Lewis & Co. While WSA can view standard voting recommendations, proxy vote decisions are not made as a result of Glass Lewis & Co’s recommendations, but are instead made in accordance with WSA’s Proxy Voting Guidelines and on a case-by-case basis.

Although WSA does not base its proxy vote decisions on the recommendations of Broadridge/Glass Lewis & Co, such recommendations are still offered to WSA. WSA realizes that because of the nature Broadridge/Glass Lewis & Co’s business, there is the potential that conflicts of interest pertaining to proxy vote recommendations may exist. To neutralize potential conflicts, both Broadridge and Glass Lewis & Co. have adopted a number of policies and practices to guard against possible conflicts of interest:

•	Broadridge does not generate, produce, or issue voting recommendations. It thereby remains neutral to the voting process and is thereby absent of conflicts of interest.

•

Glass Lewis does not offer consulting services to public corporations or directors. They are not in the business of advising public companies on their governance structures or conduct, and do not use their position as trusted advisor to institutional investors to win consulting mandates with issuers. In certain instances, Glass Lewis may provide its regularly-published research services to investment managers that may be affiliated with publicly-held companies. In such cases, however, Glass Lewis discloses any such relationship on the relevant research report. Moreover, Glass Lewis makes its research reports generally available post-publication.

•

Glass Lewis takes precautions to ensure its research is objective at all times and under all circumstances. As an indirect wholly-owned subsidiary of Ontario Teachers’ Pension Plan Board (“OTPP”), Glass Lewis maintains its independence from OTPP by excluding OTPP from any involvement in the making of Glass Lewis’ proxy voting policies and vote recommendations; the proxy voting and related corporate governance policies of Glass Lewis are separate from OTPP. Moreover, OTPP is not involved in the day-to-day management of Glass Lewis. Glass Lewis operates as an independent company separate from OTPP.

•

As part of Glass Lewis’ continued commitment to its customers, Glass Lewis has an independent Research Advisory Council (“Council”). The Council ensures that Glass Lewis’ research consistently meets the quality standards, objectivity and independence criteria set by Glass Lewis’ research team leaders.

•

Further, Glass Lewis maintains additional conflict avoidance safeguards to mitigate potential conflicts such as when: (i) an employee of Glass Lewis or any of its subsidiaries, a member of the Council, or a member of Glass Lewis’ Strategic Committee serves as an executive or director of a public company; (ii) an investment manager customer is a public company or a division of a public company; and (iii) a Glass Lewis customer submits a shareholder proposal or is a dissident shareholder in a proxy contest.

3.	WSA makes independent voting decisions. In voting shares on economic issues, voting decisions are made independently of directions given or threats of loss of business expressed or implied by an opponent or proponent of an economic issue, including the issuer of shares, plan sponsors, any other fiduciaries of the plan, or their respective agents. WSA may allow such persons to express opinions with regard to economic issues but shall not reach a voting decision as a result of any improper pressure or directions.

WSA shall monitor information on the economic effect of proposals which are frequently submitted to stockholder votes so as: to have the necessary background to evaluate in a timely fashion the economic merits of particular proposals, to vote consistently on recurring proposals, absent unique economic effects and to be able to record clearly the reasons for taking the action chosen. Although WSA will ordinarily vote consistently on recurring proposals, the case-by-case analysis required by this policy may require a vote which is inconsistent with prior votes on similar proposals.

4.	Recordkeeping Requirements. WSA relies on the EDGAR system to maintain proxy statements regarding client securities, and utilizes an independent third party to record proxy votes cast and to provide copies of such documents promptly on request. Also, the following records shall be maintained for a minimum of five years, the first two years in the office of WSA:

a.	WSA’s updated Proxy Voting Policy;

b.	Records of client requests for proxy voting information;

c.	Copies of written responses to oral or written client requests for proxy voting information; and,

d.	Documents prepared by WSA material to the voting decision.

5.	ERISA Considerations. WSA shall not undertake on behalf of ERISA plans initiatives to place proposals before an issuer’s stockholders unless such initiatives are judged to be in the interest of the plan participants and beneficiaries, to be cost beneficial, and to be otherwise consistent with ERISA.

6.	Tender Offers. The policies set forth above shall be applied when WSA is called upon to decide whether to tender issues in a tender offer, including an issuer tender offer.

IVYSAI (07-14)

REGISTRATION STATEMENT

PART C     OTHER INFORMATION

28. Exhibits:    Ivy Funds

(a)	Articles of Incorporation:

	(a)(1)	Declaration of Trust for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(a)(2)	Schedule A to Declaration of Trust effective June 4, 2012, filed with Post Effective Amendment No. 73, and incorporated by reference herein.

	(a)(3)	Schedule A to Declaration of Trust, dated November 12, 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(a)(4)	Schedule A to Declaration of Trust, amended and effective February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(a)(5)	Schedule A to Declaration of Trust, amended and effective November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(a)(6)	Schedule A to Declaration of Trust, amended and effective November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(a)(7)	Schedule A to the Agreement and Declaration of Trust, amended and effective May 20, 2014, filed with this Post-Effective Amendment No. 98.

(b)	Bylaws:

	(b)(1)	By-laws for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(c)	Instruments Defining the Rights of Security Holders:

Articles III, V, VI and VII of the Trust Instrument and Articles II and VI of the Bylaws each define the rights of shareholders.

(d)	Investment Advisory Contracts:

	(d)(1)	Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(d)(4)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(5)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(6)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(7)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(8)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(d)(9)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(d)(10)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(d)(11)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(d)(12)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(d)(13)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund) dated April 1, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(d)(14)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(d)(15)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(d)(16)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management (Singapore) PTE Ltd (Ivy Emerging Markets Local Currency Debt Fund), dated February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(d)(17)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(d)(18)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(d)(19)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), effective July 2, 2014, filed with this Post-Effective Amendment No. 98.

	(d)(20)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), effective February 21, 2014, filed with this Post-Effective Amendment No. 98.

(e)	Distribution Agreements:

	(e)(1)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(e)(2)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(f)	Bonus or Profit Sharing Contracts: Not applicable.

(g)	Custodian Agreements:

	(g)(1)	Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(g)(2)	Rule 17f-5 Delegation Agreement between Ivy Funds and UMB Bank, N.A., dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(g)(3)	Appendix B to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(g)(4)	Supplement to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated as of July 1, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(g)(5)	Custody Agreement between The Bank of New York Mellon and Ivy Funds, dated March 9, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(g)(6)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(g)(7)	Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, dated March 9, 2012, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(g)(8)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(g)(9)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(g)(10)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(g)(11)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(h)	Other Material Contracts:

	(h)(1)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(2)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(3)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund and Ivy International Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(4)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Energy Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(5)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(6)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(7)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Micro Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(8)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(9)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(10)	Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(11)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated April 1, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(h)(12)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Limited-Term Bond Fund, dated May 26, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(h)(13)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Value Fund, dated July 29, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(h)(14)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(15)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(16)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(17)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(18)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 9, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(19)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(20)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(21)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(h)(22)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(h)(23)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(h)(24)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(h)(25)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(h)(26)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(h)(27)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Income Allocation Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(h)(28)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(h)(29)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended and effective February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(h)(30)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended and effective February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(h)(31)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company amended and effective February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(h)(32)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(h)(33)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(h)(34)	Exhibit C to the Administrative and Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(h)(35)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(h)(36)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, and Ivy Small Cap Growth Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(h)(37)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(h)(38)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(h)(39)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(h)(40)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(h)(41)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(h)(42)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(h)(43)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(h)(44)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(h)(45)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(h)(46)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(h)(47)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective May 20, 2014, filed with this Post-Effective Amendment No. 98.

(i)	Opinion and Consent of Counsel: Filed with this Post-Effective Amendment No. 98.

(j)	Consent of Independent Registered Public Accounting Firm: Filed with this Post-Effective Amendment No. 98.

(k)	Omitted Financial Statements: Not applicable.

(l)	Initial Capital Agreements: Not applicable.

(m)	Rule 12b-1 Plans:

	(m)(2)	Distribution and Service Plan, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(n)	Rule 18f-3 Plans:

	(n)(1)	Multiple Class Plan for Ivy Funds, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(n)(2)	Appendix A to the Multiple Class Plan for Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(n)(3)	Appendix A to the Multiple Class Plan for Ivy Funds effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(n)(4)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(n)(5)	Appendix A to the Multiple Class Plan for Ivy Funds amended and effective February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(n)(6)	Appendix A to the Multiple Class Plan for Ivy Funds, amended and effective November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(n)(7)	Appendix A to the Multiple Class Plan for Ivy Funds, amended and effective November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(n)(8)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with this Post-Effective Amendment No. 98.

(p)	Code of Ethics, as amended August 2007, filed by EDGAR on May 30, 2008 as EX-99.B(p)code to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated by reference herein.

Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on January 28, 2004 as EX-99.B(p)code-so-ivy to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(p)(1)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(2)	Code of Ethics for Advantus Capital Management, Inc., dated January 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(3)	Code of Ethics for Mackenzie Financial Corporation, dated October 2008, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(4)	Code of Ethics for Wall Street Associates, dated December 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(5)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company (WISC), as revised May 2011, filed with Post-Effective Amendment No. 72, and incorporated by reference herein.

	(p)(6)	Code of Ethics for Mackenzie Financial Corporation, dated April 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

	(p)(7)	Code of Ethics for Advantus Capital Management, Inc., dated May 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

	(p)(8)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc., and Waddell & Reed Services Company, doing business as WI Services Company, as revised November 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(p)(9)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective January 24, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(p)(10)	Code of Ethics for Wall Street Associates, dated December 2012, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

	(p)(11)	Code of Ethics for Advantus Capital Management, Inc. and Affiliates, dated April 10, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

	(p)(12)	Code of Ethics for Pictet Asset Management, dated July 2013, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(p)(13)	Code of Ethics for Advantus Capital Management, Inc., dated January 31, 2014, filed with this Post-Effective Amendment No. 98.

	(p)(14)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective April 7, 2014, filed with this Post-Effective Amendment No. 98.

	(p)(15)	Code of Ethics for Mackenzie Financial Corporation, dated October 2012, filed with this Post-Effective Amendment No. 98.

	(p)(16)	Code of Ethics for Wall Street Associates, dated December 2013, filed with this Post-Effective Amendment No. 98.

29.	Persons Controlled by or under common control with Registrant: None.

30.	Indemnification

Reference is made to Article VII of the Trust Instrument of the Registrant, filed by EDGAR on January 29, 2010 as Exhibit (a)(1) to Post-Effective Amendment No. 65 and to Article VI of the Distribution Agreement, filed by EDGAR on January 29, 2010 as Exhibit (e)(1) to Post-Effective Amendment No. 65, each of which provides indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

31.	Business and Other Connections of Investment Manager

Ivy Investment Management Company (IICO) is the investment manager of the Registrant. Under the terms of an Investment Management Agreement between IICO and the Registrant, IICO is to provide investment management services to the Registrant. IICO is a corporation which is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and Part B of the Registration Statement and to other investment advisory clients.

Each director and executive officer of IICO has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of IICO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information (SAI) of the Registrant. The address of the officers is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

As to each director and officer of IICO, reference is made to Part A and Part B of the Prospectus and SAI of this Registrant.

32.	Principal Underwriter and Distributor

(a)	Ivy Funds Distributor, Inc. (IFDI) has served as principal underwriter and distributor to the Funds. Pursuant to the Principal Underwriting Agreement, IFDI offers the Fund’s shares through financial advisors of Waddell & Reed, Inc. and Legend Equities Corporation (Legend) and sales managers and through other broker-dealers, banks and other appropriate intermediaries (the sales force).

(b)	The information contained in the underwriter’s application on Form BD, as filed on July 7, 2014, SEC No. 8-27030, under the Securities Exchange Act of 1934, is herein incorporated by reference.

(c)	No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person.

33.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are under the possession of Mr. Joseph W. Kauten and Mr. Philip A. Shipp, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

34.	Management Services

There are no service contracts other than as discussed in Part A and B of the Registration Statement and listed in response to the Item numbers contained herein in this Part C of this Post-Effective Amendment.

35.	Undertakings: Not applicable.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, That the undersigned, IVY FUNDS (hereinafter called the Trust), and certain trustees and officers for the Trust, do hereby constitute and appoint HENRY J. HERRMANN, WENDY J. HILLS, KRISTEN A. RICHARDS and PHILIP A. SHIPP, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such trustees and officers in his/her behalf as such trustee or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:    February 26, 2014

/s/ Henry J. Herrmann
Henry J. Herrmann, President

/s/ Joseph Harroz, Jr.	Chairman and Trustee
Joseph Harroz, Jr.

/s/ Jarold W. Boettcher	Trustee
Jarold W. Boettcher

/s/ James D. Gressett	Trustee
James D. Gressett

/s/ Henry J. Herrmann	Trustee
Henry J. Herrmann

/s/ Glendon E. Johnson, Jr.	Trustee
Glendon E. Johnson, Jr.

/s/ Eleanor B. Schwartz	Trustee
Eleanor B. Schwartz

/s/ Michael G. Smith	Trustee
Michael G. Smith

/s/ Edward M. Tighe	Trustee
Edward M. Tighe

Attest:

/s/ Mara D. Herrington
Mara D. Herrington, Secretary

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 29th day of July, 2014.

IVY FUNDS

a Delaware statutory trust

(Registrant)

By /s/ Henry J. Herrmann

Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities shown and on the 29th day of July, 2014.

Signatures	Title

/s/Joseph Harroz, Jr.*	Chairman and Trustee
Joseph Harroz, Jr.

/s/Henry J. Herrmann	President and Trustee
Henry J. Herrmann

/s/Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer
Joseph W. Kauten	and Principal Accounting Officer

/s/Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/James D. Gressett*	Trustee
James D. Gressett

/s/Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz*	Trustee
Eleanor B. Schwartz

/s/Michael G. Smith*	Trustee
Michael G. Smith

/s/Edward M. Tighe*	Trustee
Edward M. Tighe

*By:	/s/Philip A. Shipp
Philip A. Shipp
Attorney-in-Fact

ATTEST:	/s/Mara D. Herrington
Mara D. Herrington Secretary